UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. Equity ETFs,
Schwab International Equity ETFs and Schwab
Fixed-Income ETFs
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust – Schwab U.S. Equity ETFs, Schwab International Equity ETFs and Schwab Fixed-Income ETFs

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: August 31, 2025

Item 1: Report(s) to Shareholders.

Annual Report |
August 31, 2025

Schwab International Dividend Equity ETF

Ticker Symbol: SCHY

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2024, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Dividend Equity ETF	$11	0.10% *
*
Effective February 28, 2025, the advisory fee of the fund was reduced from 0.14% to 0.08%. The amount shown is the aggregate advisory fee paid during the period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2025, the fund’s NAV return was 12.07% (for an explanation of NAV return, please refer to footnote 2 on the following page). The MSCI EAFE
®
Index (Net)
1
, which serves as the fund’s regulatory index and
provides a broad measure of market performance, returned 13.87%. The fund generally invests in securities that are included in the
Dow Jones International Dividend 100 Index (Net)
1
which returned 11.72% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Securities from the United Kingdom, including British American Tobacco PLC
■

Italian securities
Top detractors from total return:
■

Indian securities, including HCL Technologies Ltd.
■

Japanese securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab International Dividend Equity ETF | Annual Report
1
REG125422-01  00317419

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (April 29, 2021 - August 31, 2025)
1,2,3,4

Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab International Dividend Equity ETF (04/29/2021) 1,2,3	12.07%	6.44%
MSCI EAFE ® Index (Net) 4,5	13.87%	6.84%
Dow Jones International Dividend 100 Index (Net) 4	11.72%	6.43%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones International Dividend 100 Index is a product of
S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The
Schwab International Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*
Inception (04/29/2021) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in sec
u
rities that are
included in the Dow Jones International Dividend 100 Index (Net). The fund does not seek to track the regulatory index.
2
Schwab Internati
onal
Dividend Equity ETF | Annu
al R
eport

Statistics

Net Assets (millions)	$1,297
Number of Holdings (excludes derivatives)	102
Portfolio Turnover Rate (excludes in-kind transactions)	20%
Advisory Fees Paid by the Fund	$977,036
Weighted Average Market Cap (millions)	$77,281
Price/Earnings Ratio (P/E)	15.6
Price/Book Ratio (P/B)	2.1
Foreign Tax Paid and Passed Through	$3,616,625
Gross Income from Foreign Sources	$46,768,320
Qualified Dividend Income	$36,826,727
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab International Dividend Equity ETF | Annu
al R
eport
3

FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

Effective February 28, 2025, the management fee of the fund was reduced from 0.14% to 0.08%.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab International Dividend Equity ETF | Annual Report

Annual Report |
August 31, 2025

Schwab International Equity ETF

Ticker Symbol: SCHF

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2024, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Equity ETF	$5	0.05% *
*
Effective June 10, 2025, the advisory fee of the fund was reduced from 0.06% to 0.03%. The amount shown is the aggregate advisory fee paid during the period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2025, the fund’s NAV return was 15.07% (for an explanation of NAV return, please refer to footnote 2 on the following page). The MSCI EAFE
®
Index (Net)
1
, which serves as the fund’s regulatory index and
provides a broad measure of market performance, returned 13.87%. The fund generally invests in securities that are included in the
FTSE Developed ex US Index (Net)
1
which returned 14.83% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Japanese securities, including Mitsubishi UFJ Financial Group, Inc.
■

German securities
Top detractors from total return:
■

Danish securities, including Class B holdings of Novo Nordisk AS
■

Securities from New Zealand

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab International Equity ETF | Annual Report
1
REG125423-01  00317420

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 31, 2015 - August 31, 2025)
1,2,3,4

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Equity ETF (11/03/2009) 1,2,3	15.07%	10.35%	7.78%
MSCI EAFE® Index (Net) 4,5	13.87%	10.15%	7.40%
FTSE Developed ex US Index (Net) 4	14.83%	10.17%	7.64%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed ex US Index (Net). The fund does not seek to track the regulatory index.
2
Schwab International Equity ETF | Annual Report

Statistics

Net Assets (millions)	$50,445
Number of Holdings (excludes derivatives)	1,435
Portfolio Turnover Rate (excludes in-kind transactions)	4%
Advisory Fees Paid by the Fund	$22,875,171
Weighted Average Market Cap (millions)	$88,989
Price/Earnings Ratio (P/E)	16.6
Price/Book Ratio (P/B)	1.9
Foreign Tax Paid and Passed Through	$107,178,129
Gross Income from Foreign Sources	$1,410,857,088
Qualified Dividend Income	$1,044,773,743
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive
property of MSCI Inc.
(
MSCI
) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab International Equity ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

Effective June 10, 2025, the management fee of the fund was reduced from 0.06% to 0.03%.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab International Equity ETF | Annual Report

Annual Report |
August 31, 2025

Schwab International Small-Cap Equity ETF

Ticker Symbol: SCHC

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2024, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Small-Cap Equity ETF	$11	0.10% *
*
Effective June 10, 2025, the advisory fee of the fund was reduced from 0.11% to 0.08%. The amount shown is the aggregate advisory fee paid during the period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2025, the fund’s NAV return was 21.38% (for an explanation of NAV return, please refer to footnote 2 on the following page). The MSCI EAFE
®
Index (Net)
1
, which serves as the fund’s regulatory index and
provides a broad measure of market performance, returned 13.87%. The fund generally invests in securities that are included in the
FTSE Developed Small Cap ex US Liquid Index (Net)
1
which returned 21.23% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Canadian securities, including Celestica, Inc.
■

Japanese securities
Top detractors from total return:
■

Securities from New Zealand, including SKYCITY Entertainment Group Ltd.
■

Securities from the United States

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab International Small-Cap Equity ETF |
Annual
Report
1
REG125424-01  00317421

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 31, 2015 - August 31, 2025)
1,2,3,4

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab International Small-Cap Equity ETF (01/14/2010) 1,2,3	21.38%	8.82%	6.94%
MSCI EAFE ® Index (Net) 4,5	13.87%	10.15%	7.40%
FTSE Developed Small Cap ex US Liquid Index (Net) 4	21.23%	8.68%	6.79%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap
Equity ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net)
serves
as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Developed Small Cap ex US Liquid Index (Net). The fund does not seek to track the regulatory index.
2
Schwab International Small-Cap Equity ETF | Annual Report

Statistics

Net Assets (millions)	$4,793
Number of Holdings (excludes derivatives)	2,132
Portfolio Turnover Rate (excludes in-kind transactions)	16%
Advisory Fees Paid by the Fund	$4,285,623
Weighted Average Market Cap (millions)	$4,756
Price/Earnings Ratio (P/E)	16.1
Price/Book Ratio (P/B)	1.6
Foreign Tax Paid and Passed Through	$10,426,263
Gross Income from Foreign Sources	$137,230,084
Qualified Dividend Income	$96,577,672
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report
date
.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab International Small-Cap Equity ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

Effective June 10, 2025, the management fee of the fund was reduced from 0.11% to 0.08%.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab International Small-Cap Equity ETF | Annual Report

Annual Report |
August 31, 2025

Schwab Emerging Markets Equity ETF

Ticker Symbol: SCHE

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2024, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Emerging Markets Equity ETF	$11	0.10% *
*
Effective June 10, 2025, the advisory fee of the fund was reduced from 0.11% to 0.07%. The amount shown is the aggregate advisory fee paid during the period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2025, the fund’s NAV return was 17.98% (for an explanation of NAV return, please refer to footnote 2 on the following page). The MSCI Emerging Markets Index (Net)
1
, which serves as the fund’s regulatory
index and provides a broad measure of market performance, returned 16.80%. The fund generally invests in securities that are included in the FTSE Emerging Index (Net)
1
which returned 17.74% during the same period.
Top contributors to total return:
■

Chinese securities, including Tencent Holdings Ltd.
■

Taiwanese securities
Top detractors from total return:
■

Indian securities, including Infosys Ltd.
■

Indonesian securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Emerging Markets Equity ETF | Annual Report
1
REG125412-01  00317409

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 31, 2015 - August 31, 2025)
1,2,3,4

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Emerging Markets Equity ETF (01/14/2010) 1,2,3	17.98%	5.84%	7.06%
MSCI Emerging Markets Index (Net) 4,5	16.80%	5.21%	6.92%
FTSE Emerging Index (Net) 4	17.74%	6.21%	7.32%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — FTSE is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity
ETF is not sponsored, endorsed, sold or promoted by FTSE nor LSEG and neither FTSE nor LSEG makes any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the investment adviser.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the FTSE Emerging Index (Net). The fund does not seek to track the regulatory index.
2
Schwab Emerging Markets Equity ETF | Annual Report

Statistics

Net Assets (millions)	$10,641
Number of Holdings ( excludes derivatives )	2,089
Portfolio Turnover Rate (excludes in-kind transactions)	7%
Advisory Fees Paid by the Fund	$9,599,930
Weighted Average Market Cap (millions)	$194,710
Price/ Earnings Ratio (P/E)	15.1
Price/Book Ratio (P/B)	2.3
Foreign Tax Paid and Passed Through	$39,912,835
Gross Income from Foreign Sources	$280,696,717
Qualified Dividend Income	$109,082,521
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(
MSCI
) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Emerging Markets Equity ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

Effective June 10, 2025, the management fee of the fund was reduced from 0.11% to 0.07%.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Emerging Markets Equity ETF | Annual Report

Annual Report |
August 31, 2025

Schwab U.S. Broad Market ETF

Ticker Symbol: SCHB

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2024, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Broad Market ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2025, the fund’s NAV return was 15.83% (for an explanation of NAV return, please refer to footnote 2 on the following page). The Dow Jones U.S. Broad Stock Market Index returned 15.87% during the same period. Differences between the return of the fund and the return of the Dow Jones U.S. Broad Stock Market Index may be attributable to, among other things, the operational and transactional costs incurred
by the fund and not the index.
Top detractors from total return:
■

Health care sector securities, including UnitedHealth Group, Inc.
■

Real estate sector securities
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Financials sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Broad Market ETF | Annual Report
1
REG125430-01  00317427

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 31, 2015 - August 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Broad Market ETF (11/03/2009) 1,2	15.83%	14.08%	13.94%
Dow Jones U.S. Broad Stock Market Index	15.87%	14.10%	13.96%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of
S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The
Schwab U.S. Broad Market ETF is not sponsored,
endorsed
, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares
outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
2
Schwab U.S. Broad Market ETF | Annual Report

Statistics

Net Assets (millions)	$36,127
Number of Holdings (excludes derivatives)	2,386
Portfolio Turnover Rate (excludes in-kind transactions )	3%
Advisory Fees Paid by the Fund	$9,764,090
Weighted Average Market Cap (millions)	$1,115,775
Price/Earnings Ratio (P/E)	27.0
Price/Book Ratio (P/B)	4.5
Dividends Received Deduction	90.94%
Qualified Dividend Income	$384,912,122
Qualified Business Income Deduction (199A)	$24,183,368
Sector Weightings % of Investments
1

Top Equity Holdings % of Net
Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(
MSCI
) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. Broad Market ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Broad Market ETF | Annual Report

Annual Report |
August 31, 2025

Schwab 1000 Index
®

ETF

Ticker Symbol: SCHK

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2024, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1000 Index ETF	$4	0.04% *
*
Effective June 10, 2025, the advisory fee of the fund was reduced from 0.05% to 0.03%. The amount shown is the aggregate advisory fee paid during the period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2025, the fund’s NAV return was 16.14% (for an explanation of NAV return, please refer to footnote 2 on the following page). The Russell 1000
®
Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 16.24%. The fund generally invests in securities that are included in the Schwab
1000 Index
®
which returned 16.18% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Schwab 1000 Index
®
may be attributable to, among other things, the
operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Health care sector securities, including UnitedHealth Group, Inc.
■

Real estate sector securities
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Financials sector securities

Portfolio holdings may have changed since the report
date
.
Schwab 1000 Index
®
ETF | Annual Report
1
REG125410-01  00317407

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (October 11, 2017 - August 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab 1000 Index ETF (10/11/2017) 1,2	16.14%	14.17%	13.99%
Russell 1000 ® Index 3	16.24%	14.34%	14.15%
Schwab 1000 Index ®	16.18%	14.21%	14.04%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (10/11/2017) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index
®
. The fund does not seek to track the regulatory index.
2
Schwab 1000 Index
®
ETF | Annual Report

Statistics

Net Assets (millions)	$4,504
Number of Holdings (excludes derivatives)	977
Portfolio Turnover Rate (excludes in-kind transactions)	3%
Advisory Fees Paid by the Fund	$1,814,465
Weighted Average Market Cap (millions)	$1,161,216
Price/Earnings Ratio (P/E)	27.3
Price/Book Ratio (P/B)	4.7
Dividends Received Deduction	93.29%
Qualified Dividend Income	$47,123,002
Qualified Business Income Deduction (199A)	$1,677,208
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date
.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds reg istered
under the Investment Company Act of 1940, as
amended
.
Schwab 1000 Index
®
ETF | Annual Report
3

FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending
an email request to
orders@mysummaryprospectus.com
.
■

Effective June 10, 2025, the management fee of the fund was reduced from 0.05% to 0.03%.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the SEC’s
website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab 1000 Index
®
ETF | Annual Report

Annual Report |
August 31, 2025

Schwab U.S. Large-Cap ETF

Ticker Symbol: SCHX

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2024, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2025, the fund’s NAV return was 16.37% (for an explanation of NAV return, please refer to footnote 2 on the following page). The S&P 500
®
Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 15.88%. The fund generally invests in securities that are included in the Dow Jones
U.S. Large-Cap Total Stock Market Index which returned 16.41% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Dow Jones U.S. Large-Cap Total Stock Market
Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Health care sector securities, including UnitedHealth Group, Inc.
■

Real estate sector securities
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Financials sector securities

Portfolio holdings may have changed since the report
date
.
Schwab U.S. Large-Cap ETF | Annual Report
1
REG125432-01  00317429

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 31, 2015 - August 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap ETF (11/03/2009) 1,2	16.37%	14.37%	14.42%
S&P 500 ® Index 3	15.88%	14.74%	14.60%
Dow Jones U.S. Large-Cap Total Stock Market Index	16.41%	14.40%	14.45%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. Large-Cap ETF | Annual Report

Statistics

Net Assets (millions)	$59,047
Number of Holdings (excludes derivatives)	748
Portfolio Turnover Rate (excludes in-kind transactions)	3%
Advisory Fees Paid by the Fund	$15,607,635
Weighted Average Market Cap (millions)	$1,190,458
Price/Earnings Ratio (P/E)	27.6
Price/Book Ratio (P/B)	4.9
Dividends Received Deduction	92.24%
Qualified Dividend Income	$603,106,843
Qualified Business Income Deduction (199A)	$29,093,477
Sector Weightings % of
Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of
1940
, as
amended
.
Schwab U.S. Large-Cap ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Large-Cap ETF | Annual Report

Annual Report |
August 31, 2025

Schwab U.S. Large-Cap Growth ETF

Ticker Symbol: SCHG

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2024, to August 31,
2025.
Y
ou can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Growth ETF	$4	0.04%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2025, the fund’s NAV return was 20.60% (for an explanation of NAV return, please refer to footnote 2 on the following page). The S&P 500
®
Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 15.88%. The fund generally invests in securities that are included in the Dow Jones
U.S. Large-Cap Growth Total Stock Market Index which returned 20.64% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Dow Jones U.S. Large-Cap Growth Total
Stock Market Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Health care sector securities, including UnitedHealth Group, Inc.
■

While there were no additional sectors that detracted from the total return of the fund, securities in the real estate sector were the smallest contributors to total return
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Communication services sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Large-Cap Growth ETF | Annual Report
1
REG125433-01  00317430

The performance data quoted represents past performance.
Past performance does not guarantee future results.
Investment returns
and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost.
Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 31, 2015 - August 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Growth ETF ( 12/11/2009) 1,2	20.60%	15.79%	17.63%
S&P 500 ® Index 3	15.88%	14.74%	14.60%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	20.64%	15.83%	17.67%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index
is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset
Management. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Growth Total Stock Market Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. Large-Cap Growth ETF | Annual Report

Statistics

Net Assets (millions)	$48,075
Number of Holdings (excludes derivatives)	227
Portfolio Turnover Rate (excludes in-kind transactions)	27%
Advisory Fees Paid by the Fund	$15,304,892
Weighted Average Market Cap (millions)	$1,754,638
Price/Earnings Ratio (P/E)	36.3
Price/Book Ratio (P/B)	9.7
Dividends Received Deduction	99.99%
Qualified Dividend Income	$156,290,435
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report
date
.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(
MSCI
) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. Large-Cap Growth ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Large-Cap Growth ETF | Annual Report

Annual Report |
August 31, 2025

Schwab U.S. Large-Cap Value ETF

Ticker Symbol: SCHV

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2024, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Value ETF	$4	0.04%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ending August 31, 2025, the fund’s NAV return was 10.84% (for an explanation of NAV return, please refer to footnote 2 on the following page). The S&P 500
®
Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 15.88%. The fund generally invests in securities that are included in the Dow Jones
U.S. Large-Cap Value Total Stock Market Index which returned 10.88% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Dow Jones U.S. Large-Cap Value Total Stock
Market Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Materials sector securities, including Dow, Inc.
■

Real estate sector securities
Top contributors to total return:
■

Financials sector securities, including JPMorgan Chase & Co.
■

Industrials sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Large-Cap Value ETF | Annual Report
1
REG125434-01  00317431

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 31, 2015 - August 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Large-Cap Value ETF (12/11/2009) 1,2	10.84%	12.59%	10.66%
S&P 500 ® Index 3	15.88%	14.74%	14.60%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	10.88%	12.62%	10.71%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is
a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset
Management. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Large-Cap Value Total Stock Market Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. Large-Cap Value ETF | Annual Report

Statistics

Net Assets (millions)	$13,216
Number of Holdings (excludes derivatives)	522
Portfolio Turnover Rate (excludes in-kind transactions)	7%
Advisory Fees Paid by the Fund	$4,825,758
Weighted Average Market Cap (millions)	$211,411
Price/Earnings Ratio (P/E)	21.2
Price/Book Ratio (P/B)	2.9
Dividends Received Deduction	91.02%
Qualified Dividend Income	$249,807,468
Qualified Business Income Deduction ( 199A )	$16,515,994
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. Large-Cap Value ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Large-Cap Value ETF | Annual Report

Annual Report |
August 31, 2025

Schwab U.S. Mid-Cap ETF

Ticker Symbol: SCHM

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2024, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Mid-Cap ETF	$4	0.04%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2025, the fund’s NAV return was 9.89% (for an explanation of NAV return, please refer to footnote 2 on the following page). The S&P 500
®
Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 15.88%. The fund generally invests in securities that are included in the Dow Jones
U.S. Mid-Cap Total Stock Market Index which returned 9.91% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Dow Jones U.S. Mid-Cap Total Stock Market
Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Health care sector securities, including Sarepta Therapeutics, Inc.
■

Real estate sector securities
Top contributors to total return:
■

Financials sector securities, including Class A holdings of Robinhood Markets, Inc.
■

Industrials sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Mid-Cap ETF | Annual Report
1
REG125435-01
00317432

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 31, 2015 - August 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Mid-Cap ETF (01/13/2011) 1,2	9.89%	10.65%	9.70%
S&P 500 ® Index 3	15.88%	14.74%	14.60%
Dow Jones U.S. Mid-Cap Total Stock Market Index	9.91%	10.66%	9.72%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Mid-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. Mid-Cap ETF | Annual Report

Statistics

Net Assets (millions)	$12,110
Number of Holdings (excludes derivatives)	492
Portfolio Turnover Rate (excludes in-kind transactions)	17%
Advisory Fees Paid by the Fund	$4,556,834
Weighted Average Market Cap (millions)	$14,347
Price/Earnings Ratio (P/E)	22.0
Price/Book Ratio (P/B)	2.6
Dividends Received Deduction	71.46%
Qualified Dividend Income	$124,306,946
Qualified Business Income Deduction (199A)	$33,236,844
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(
MSCI
) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. Mid-Cap ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Mid-Cap ETF | Annual Report

Annual Report |
August 31, 2025

Schwab U.S. Small-Cap ETF

Ticker Symbol: SCHA

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2024, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Small-Cap ETF	$4	0.04%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2025, the fund’s NAV return was 8.54% (for an explanation of NAV return, please refer to footnote 2 on the following page). The S&P 500
®
Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 15.88%. The fund generally invests in securities that are included in the Dow Jones
U.S. Small-Cap Total Stock Market Index which returned 8.49% during the same period. The fund does not seek to track the regulatory index.
Top contributors to total return:
■

Industrials sector securities, including Rocket Lab Corp.
■

Financials sector securities
Top detractors from total return:
■

Health care sector stocks, including Vaxcyte, Inc.
■

Energy sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Small-Cap ETF | Annual Report
1
REG125437-01  00317434

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 31, 2015 - August 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Small-Cap ETF (11/03/2009) 1,2	8.54%	10.47%	8.94%
S&P 500 ® Index 3	15.88%	14.74%	14.60%
Dow Jones U.S. Small-Cap Total Stock Market Index	8.49%	10.41%	8.90%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a
product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles
Schwab
Investment Management, Inc., dba Schwab Asset Management.
The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P
Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Small-Cap Total Stock Market Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. Small-Cap ETF | Annual Report

Statistics

Net Assets (millions)	$18,618
Number of Holdings (excludes derivatives)	1,692
Portfolio Turnover Rate (excludes in-kind transactions)	11%
Advisory Fees Paid by the Fund	$7,041,363
Weighted Average Market Cap (millions)	$5,859
Price/Earnings Ratio (P/E)	19.5
Price/Book Ratio (P/B)	2.2
Dividends Received Deduction	72.98%
Qualified Dividend Income	$206,940,625
Qualified Business Income Deduction (199A)	$40,671,746
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report
date
.
The Sector/Industry classifications in this report use the
Global
Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab U.S. Small-Cap ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Small-Cap ETF | Annual Report

Annual Report |
August 31, 2025

Schwab U.S. Dividend Equity ETF

Ticker Symbol: SCHD

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2024, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Dividend Equity ETF	$6	0.06%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2025, the fund’s NAV return was 2.90% (for an explanation of NAV return, please refer to footnote 2 on the following page). The S&P 500
®
Index, which serves at the fund’s regulatory index and provides a broad measure of market performance, returned 15.88%. The fund generally invests in securities that are included in the Dow Jones
U.S. Dividend 100
TM
Index which returned 2.95% during the same period. The fund does not seek to track the regulatory index.
Differences between the return of the fund and the return of the Dow Jones U.S. Dividend 100
TM
Index may be attributable to,
among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Industrials sector securities, including Class B holdings of United Parcel Service, Inc.
■

Materials sector securities
Top contributors to total return:
■

Financials sector securities, including BlackRock, Inc. (which was sold prior to the end of the reporting period)
■

Information technology sector securities

Portfolio holdings may have changed since the report date.
Schwab U.S. Dividend Equity ETF | Annual Report
1
REG125431-01  00317428

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (August 31, 2015 - August 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. Dividend Equity ETF (10/20/2011) 1,2	2.90%	11.77%	12.30%
S&P 500 ® Index 3	15.88%	14.74%	14.60%
Dow Jones U.S. Dividend 100 TM Index	2.95%	11.86%	12.40%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100
TM
Index is a product of S&P
Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab
U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow
Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Dividend 100™ Index. The fund does not seek to track the regulatory index.
2
Schwab U.S. Dividend Equity ETF | Annual Report

Statistics

Net Assets (millions)	$72,622
Number of Holdings (excludes derivatives)	100
Portfolio Turnover Rate (excludes in-kind transactions)	30%
Advisory Fees Paid by the Fund	$40,190,133
Weighted Average Market Cap (millions)	$136,416
Price/Earnings Ratio (P/E)	18.0
Price/Book Ratio (P/B)	3.1
Dividends Received Deduction	98.60%
Qualified Dividend Income	$2,469,946,295
Sector Weightings % of Investments
1

Top Equity Holdings % of Net
Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Amount is less than 0.05%.
Schwab U.S. Dividend Equity ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab U.S. Dividend Equity ETF | Annual Report

Annual Report |
August 31, 2025

Schwab Mortgage-Backed Securities ETF

Ticker Symbol: SMBS

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This annual shareholder report contains important information about the fund for the period of September 1, 2024, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Mortgage-Backed Securities ETF	$2 *	0.03% **
*
For the period from 11/19/2024 (commencement of operations) through 08/31/2025. Expenses for a full reporting period would be higher than the figure shown.
**
Annualized.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the reporting period of November 19, 2024
1
, through August 31, 2025, the fund’s NAV return was 5.47% (for an explanation of
NAV return, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 4.76%. The fund generally invests in securities that are included in the Bloomberg US MBS Float Adjusted Total Return Index which returned 5.53%. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Bloomberg US MBS Float Adjusted Total
Return Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
■

Of the fund’s return, over half came from coupon income, with the remainder coming from price appreciation and, to a more limited extent, paydown (return of principal from the underlying mortgages to the mortgage-backed securities investors)
■

The fund held positions in TBAs, or “to-be-announced” securities, which are mortgage-backed bonds that settle on a forward date. The fund’s average month-end position in these securities was 0.2%, with a minimum exposure of 0.0% and maximum exposure of 1.1% over the period.

Portfolio holdings may have changed since the report date.
1
Inception represents the date that the shares began trading in the secondary market.
Schwab Mortgage-Backed Securities ETF | Annual Report
1
REG128642-00  00317435

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (November 19, 2024 - August 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	Since Inception*
Fund: Schwab Mortgage-Backed Securities ETF (11/19/2024) 1,2	5.47%
Bloomberg US Aggregate Bond Index 3	4.76%
Bloomberg US MBS Float Adjusted Total Return Index	5.53%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Bloomberg
®
and Bloomberg US MBS Float Adjusted Total Return Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, “Bloomberg”). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., dba Schwab Asset
Management, and Bloomberg does not approve, endorse, review, or recommend Schwab Mortgage-Backed Securities ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Mortgage-Backed Securities ETF.
*
Inception (11/19/2024) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US MBS Float Adjusted Total Return Index. The fund does not seek to track the regulatory index.
2
Schwab Mortgage-Backed Securities ETF | Annual Report

Statistics

Net Assets (millions)	$5,445
Number of Holdings	3,865
Portfolio Turnover Rate (excludes in-kind transactions)	20%
Advisory Fees Paid by the Fund	$558,643
Weighted Average Maturity (Source: Aladdin)	6.6 Yrs
Weighted Average Duration (Source: Aladdin)	5.3 Yrs
Qualified Interest Income	100.00%
Business Interest Deduction (163j)	99.97%
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Mortgage-Backed Securities ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Mortgage-Backed Securities ETF | Annual Report

Annual Report |
August 31, 2025

Schwab High Yield Bond ETF

Ticker Symbol: SCYB

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This
annual shareholder report
contains important information about the fund for the period of September 1, 2024, to August 31,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED August 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab High Yield Bond ETF	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended August 31, 2025, the fund’s NAV return was 8.02% (for an explanation of NAV return, please refer to footnote 2 on the following page). The Bloomberg US Aggregate Bond Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 3.14%. The fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index which returned 8.14%. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the ICE BofA US Cash Pay High Yield Constrained
Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
■

Of the fund’s return, the majority came from coupon income, with the remainder coming from price appreciation

Portfolio holdings may have changed since the report date.
Schwab High Yield Bond ETF | Annual Report
1
REG125421-01  00317418

The performance data quoted represents past performance. Past performance does not guarantee future results.
Investment
returns
and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information
current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (July 11, 2023 - August 31, 2025)
1,2

Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab High Yield Bond ETF (07/11/2023) 1,2	8.02%	10.31%
Bloomberg US Aggregate Bond Index 3	3.14%	4.96%
ICE BofA US Cash Pay High Yield Constrained Index	8.14%	10.61%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE
®
” is a registered trademark of ICE Data Indices, LLC or its affiliates and “BofA
®
” is a registered trademark of Bank of America Corporation licensed by Bank of America
Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE BofA US Cash Pay
High Yield Constrained Index (“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab High Yield
Bond ETF. The Schwab High Yield Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its
Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab High Yield Bond ETF.
*
Inception (07/11/2023) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index. The fund does not seek to track the regulatory index.
2
Schwab High Yield Bond ETF | Annual Report

Statistics

Net Assets (millions)	$1,429
Number of Holdings	1,834
Portfolio Turnover Rate (excludes in-kind transactions)	24%
Advisory Fees Paid by the Fund	$265,692
Weighted Average Maturity (Source: Aladdin)	3.7 Yrs
Weighted Average Duration (Source: Aladdin)	2.9 Yrs
Qualified Interest Income	80.70%
Business Interest Deduction (163j)	98.49%
Portfolio Composition By Security Type % of Investments

Portfolio Composition By Credit Quality % of Investments
2,3

Portfolio holdings may have changed since the report date.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Bloomberg Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source:
Bloomberg Index Service Ltd.
3
Excludes short-term investments.
4
Less than 0.05%.
Schwab High Yield Bond ETF | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab High Yield Bond ETF | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of thirty-four operational series. Fourteen series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of the last day of February, two series have a fiscal year end of March 31, and eleven series have a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the thirty-four operational series during 2025/2026 and the thirty-one operational series during 2024/2025, based on their respective 2025/2026 and 2024/2025 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a)Audit Fees[1]		(b)Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025	Fiscal Year 2025/2026	Fiscal Year 2024/2025
$650,550	$601,700	$0	$0	$111,690	$101,835	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The tax fees consist of professional services relating to tax compliance, tax advice, tax planning, and the preparation of the Registrant’s tax returns.

(e)(1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2025/2026: $2,515,513	2024/2025: $2,757,348

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)58(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are Kimberly S. Patmore, Michael J. Beer and J. Derek Penn.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

<Insert Financial Statements>

Annual Holdings and Financial Statements | August 31, 2025
Schwab International Equity ETFs

Schwab International Dividend Equity ETF	SCHY
Schwab International Equity ETF	SCHF
Schwab International Small-Cap Equity ETF	SCHC
Schwab Emerging Markets Equity ETF	SCHE

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co, Inc.

Schwab International Equity ETFs | Annual Holdings and Financial Statements
1

Schwab International Dividend Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	4/29/21[1]– 8/31/21
Per-Share Data
Net asset value at beginning of period	$26.05	$23.70	$21.72	$26.07	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	1.14	1.00	1.08	1.37	0.41
Net realized and unrealized gains (losses)	1.88	2.54	1.78	(5.09)	0.71
Total from investment operations	3.02	3.54	2.86	(3.72)	1.12
Less distributions:
Distributions from net investment income	(1.05)	(1.19)	(0.88)	(0.63)	(0.05)
Net asset value at end of period	$28.02	$26.05	$23.70	$21.72	$26.07
Total return	12.07%	15.55%	13.31%	(14.47%)	4.48%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.10%[4]	0.14%	0.14%[5]	0.14%[5]	0.14%[6]
Net investment income (loss)	4.42%	4.15%	4.67%	5.72%	4.76%[6]
Portfolio turnover rate[7]	20%	59%	40%	45%	3%[3]
Net assets, end of period (x 1,000,000)	$1,297	$781	$754	$439	$102

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]
Effective February 28, 2025, the annual operating expense ratio was reduced to 0.08%. The ratio presented for the period ended August 31, 2025, is a blended ratio (see financial note 3 for additional information).

[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Dividend Equity ETF
Portfolio Holdings  as of August 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.6% OF NET ASSETS

Australia 12.8%
BHP Group Ltd.	2,025,695	57,262,048
Insurance Australia Group Ltd.	428,842	2,444,697
Medibank Pvt Ltd.	501,094	1,672,627
QBE Insurance Group Ltd.	273,927	3,881,525
Rio Tinto Ltd.	418,952	31,662,343
Telstra Group Ltd.	4,529,233	14,495,832
Wesfarmers Ltd.	909,170	54,631,698
		166,050,770

Brazil 1.4%
Ambev SA	2,348,407	5,343,090
Banco do Brasil SA	526,860	2,076,147
BB Seguridade Participacoes SA	123,298	745,499
Engie Brasil Energia SA	286,631	2,109,033
Klabin SA	1,105,258	3,768,966
Neoenergia SA	214,855	1,082,172
TIM SA	889,651	3,728,664
		18,853,571

Canada 3.7%
Bank of Nova Scotia	228,892	14,299,186
BCE, Inc.	347,941	8,684,903
Great-West Lifeco, Inc. (a)	49,092	1,945,158
iA Financial Corp., Inc.	16,820	1,810,084
Manulife Financial Corp.	314,599	9,681,203
Quebecor, Inc., Class B	173,212	5,264,676
Sun Life Financial, Inc.	104,147	6,085,198
		47,770,408

China 1.3%
China Construction Bank Corp., H Shares	18,069,452	17,406,900

Denmark 0.1%
Tryg AS	61,338	1,613,943

Finland 3.1%
Elisa OYJ	170,395	9,078,841
Kesko OYJ, B Shares	145,130	3,219,124
Kone OYJ, B Shares	449,655	28,273,965
		40,571,930

France 11.0%
AXA SA	316,930	14,760,756
Cie Generale des Etablissements Michelin SCA	796,731	28,844,494
TotalEnergies SE	836,211	52,364,981
Vinci SA	343,512	46,601,151
		142,571,382

Germany 6.0%
Allianz SE	70,839	29,949,630
Deutsche Post AG	1,042,828	47,458,087
		77,407,717

SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong 0.4%
BOC Hong Kong Holdings Ltd.	659,726	2,980,502
Hang Seng Bank Ltd.	130,309	1,862,071
		4,842,573

India 3.3%
HCL Technologies Ltd.	1,191,434	19,646,750
ITC Ltd.	1,614,116	7,496,717
Power Grid Corp. of India Ltd.	5,150,152	16,068,111
		43,211,578

Indonesia 1.4%
Bank Central Asia Tbk. PT	9,388,976	4,597,694
Bank Rakyat Indonesia Persero Tbk. PT	12,938,881	3,177,833
Telkom Indonesia Persero Tbk. PT, Class B	53,643,992	10,182,274
		17,957,801

Italy 7.7%
Enel SpA	5,409,796	49,922,784
Eni SpA	2,344,875	41,834,342
Generali	194,605	7,598,911
		99,356,037

Japan 6.1%
Daito Trust Construction Co. Ltd.	69,030	7,379,028
Japan Tobacco, Inc.	589,408	18,819,307
Ono Pharmaceutical Co. Ltd.	4,651,071	52,489,867
		78,688,202

Malaysia 0.3%
Bursa Malaysia Bhd.	113,000	208,348
Telekom Malaysia Bhd.	2,317,800	3,851,114
		4,059,462

Mexico 0.5%
Arca Continental SAB de CV	261,490	2,670,089
Coca-Cola Femsa SAB de CV	280,193	2,381,366
Kimberly-Clark de Mexico SAB de CV, A Shares	748,832	1,407,737
		6,459,192

Netherlands 2.9%
Koninklijke Ahold Delhaize NV	488,697	19,591,674
Koninklijke KPN NV	3,727,851	17,785,415
		37,377,089

New Zealand 0.2%
Spark New Zealand Ltd.	2,120,135	3,227,542

Norway 1.3%
DNB Bank ASA	158,016	4,162,930
Gjensidige Forsikring ASA	34,360	954,801
Telenor ASA	712,777	11,889,726
		17,007,457

See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
3

Schwab International Dividend Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Qatar 0.7%
Industries Qatar QSC	1,767,964	6,239,587
Ooredoo QPSC	857,546	3,033,560
		9,273,147

Republic of Korea 0.7%
Cheil Worldwide, Inc.	82,305	1,172,191
KT&G Corp.	51,781	5,017,012
LG Uplus Corp.	239,885	2,562,340
		8,751,543

Russia 0.0%
Severstal PAO *(b)(c)	708	0

Saudi Arabia 2.0%
Jarir Marketing Co.	653,067	2,219,126
Saudi Telecom Co.	2,139,828	23,952,022
		26,171,148

Singapore 2.3%
DBS Group Holdings Ltd.	369,760	14,559,840
Genting Singapore Ltd.	6,370,643	3,575,108
Jardine Cycle & Carriage Ltd.	76,277	1,681,304
Singapore Exchange Ltd.	149,323	1,928,513
United Overseas Bank Ltd.	279,972	7,679,045
		29,423,810

South Africa 0.9%
Bidvest Group Ltd.	380,538	5,094,988
Sanlam Ltd.	306,662	1,580,647
Vodacom Group Ltd.	682,746	5,485,892
		12,161,527

Spain 1.3%
Endesa SA	358,445	10,925,336
Mapfre SA	182,324	799,008
Naturgy Energy Group SA	175,788	5,576,090
		17,300,434

Switzerland 9.7%
Coca-Cola HBC AG	107,217	5,411,803
Kuehne & Nagel International AG	60,022	12,228,999
Roche Holding AG	153,047	49,856,873
SGS SA	173,313	17,690,268
Swisscom AG	28,601	20,688,790
Zurich Insurance Group AG	26,855	19,640,901
		125,517,634

Taiwan 0.6%
Chicony Electronics Co. Ltd.	751,752	3,393,637
Chipbond Technology Corp.	690,000	1,209,833
Radiant Opto-Electronics Corp.	526,405	2,471,062
Tung Ho Steel Enterprise Corp.	526,000	1,092,625
		8,167,157

SECURITY	NUMBER OF SHARES	VALUE ($)
Thailand 0.7%
Central Pattana PCL NVDR	1,519,800	2,416,104
PTT Exploration & Production PCL NVDR	1,607,000	5,555,919
Tisco Financial Group PCL NVDR	77,796	242,550
TMBThanachart Bank PCL NVDR	8,643,500	506,950
		8,721,523

United Arab Emirates 0.4%
Abu Dhabi Islamic Bank PJSC	268,440	1,559,627
Emirates NBD Bank PJSC	448,549	3,083,545
		4,643,172

United Kingdom 15.8%
British American Tobacco PLC	1,059,753	59,919,968
GSK PLC	2,463,209	48,338,020
Imperial Brands PLC	407,713	17,197,246
Schroders PLC	170,679	876,264
Unilever PLC	793,189	49,852,604
Vodafone Group PLC	23,821,271	28,437,545
		204,621,647
Total Common Stocks (Cost $1,131,067,387)		1,279,186,296

PREFERRED STOCKS 0.7% OF NET ASSETS

Brazil 0.5%
Itau Unibanco Holding SA	983,540	6,974,163

Republic of Korea 0.2%
Hyundai Motor Co.	24,043	2,853,512

Russia 0.0%
Sberbank of Russia PJSC *(b)(c)	69,290	0
Total Preferred Stocks (Cost $8,486,574)		9,827,675

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)	1,076,523	1,076,523
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)(e)	1,295,140	1,295,140
		2,371,663
Total Short-Term Investments (Cost $2,371,663)		2,371,663

Total Investments in Securities (Cost $1,141,925,624)		1,291,385,634

See financial notes
4
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Dividend Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/19/25	49	6,666,695	71,940
MSCI Emerging Markets Index, expires 09/19/25	22	1,391,390	5,875
			77,815

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,220,379.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Consumer Staples	15.3%
Financials	14.9%
Communication Services	13.4%
Industrials	12.7%
Health Care	11.6%
Energy	7.7%
Materials	7.2%
Consumer Discretionary	7.1%
Utilities	6.6%
Information Technology	2.1%
Other (b)	0.7%
Short-Term Investments	0.2%
Total	99.5%

(a)	Excludes derivatives.
(b)	Includes holdings within sectors that are less than 1.0% of net assets.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,279,186,296	$—	$—	$1,279,186,296
Russia	—	—	0 *	0
Preferred Stocks[1]	9,827,675	—	—	9,827,675
Russia	—	—	0 *	0
Short-Term Investments[1]	2,371,663	—	—	2,371,663
Futures Contracts[2]	77,815	—	—	77,815
Total	$1,291,463,449	$—	$0	$1,291,463,449

*	Level 3 amount shown includes securities determined to have no value at August 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
5

Schwab International Dividend Equity ETF
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,141,925,624) including securities on loan of $1,220,379		$1,291,385,634
Foreign currency, at value (cost $1,663,242)		1,661,402
Deposit with broker for futures contracts		454,627
Receivables:
Dividends		3,322,547
Foreign tax reclaims		2,086,931
Income from securities on loan	+	5,802
Total assets		1,298,916,943

Liabilities
Collateral held for securities on loan		1,295,140
Payables:
Management fees		89,070
Variation margin on futures contracts	+	50,173
Total liabilities		1,434,383
Net assets		$1,297,482,560

Net Assets by Source
Capital received from investors		$1,187,215,418
Total distributable earnings	+	110,267,142
Net assets		$1,297,482,560

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,297,482,560		46,300,000		$28.02

See financial notes
6
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Dividend Equity ETF
Statement of Operations

For the period September 1, 2024 through August 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $4,662,886)		$42,205,364
Other Interest		14,384
Securities on loan, net	+	135,666
Total investment income		42,355,414

Expenses
Management fees		977,036
Total expenses	–	977,036
Net investment income		41,378,378

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $228,325)		4,768,957
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		3,282,387
Net realized gains on futures contracts		695,336
Net realized losses on foreign currency transactions	+	(29,720)
Net realized gains		8,716,960
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of $1,690,909)		79,889,842
Net change in unrealized appreciation (depreciation) on futures contracts		(115,497)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	72,234
Net change in unrealized appreciation (depreciation)		79,846,579
Net realized and unrealized gains		88,563,539
Increase in net assets resulting from operations		$129,941,917
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
7

Schwab International Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/24-8/31/25		9/1/23-8/31/24
Net investment income		$41,378,378	$31,686,667
Net realized gains		8,716,960	11,203,718
Net change in unrealized appreciation (depreciation)	+	79,846,579	66,907,541
Increase in net assets resulting from operations		$129,941,917	$109,797,926

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($37,519,120 )	($37,920,460 )

TRANSACTIONS IN FUND SHARES
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,500,000	$452,140,378	4,900,000	$119,033,418
Shares redeemed	+	(1,200,000)	(28,530,358)	(6,700,000)	(163,142,920)
Net transactions in fund shares		16,300,000	$423,610,020	(1,800,000)	($44,109,502 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		30,000,000	$781,449,743	31,800,000	$753,681,779
Total increase (decrease)	+	16,300,000	516,032,817	(1,800,000)	27,767,964
End of period		46,300,000	$1,297,482,560	30,000,000	$781,449,743
See financial notes
8
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]
Per-Share Data
Net asset value at beginning of period	$20.37	$17.64	$15.66	$20.03	$16.06
Income (loss) from investment operations:
Net investment income (loss)[2]	0.59	0.53	0.53	0.58	0.48
Net realized and unrealized gains (losses)	2.39	2.74	1.96	(4.36)	3.92
Total from investment operations	2.98	3.27	2.49	(3.78)	4.40
Less distributions:
Distributions from net investment income	(0.57)	(0.54)	(0.51)	(0.59)	(0.43)
Net asset value at end of period	$22.78	$20.37	$17.64	$15.66	$20.03
Total return	15.07%	18.90%	16.09%	(19.27%)	27.62%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%[3]	0.06%	0.06%[4]	0.06%[4]	0.06%
Net investment income (loss)	2.91%	2.86%	3.15%	3.20%	2.59%
Portfolio turnover rate[5]	4%	4%	6%	6%	6%
Net assets, end of period (x 1,000,000)	$50,445	$41,540	$31,752	$26,120	$28,338

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]
Effective June 10, 2025, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended August 31, 2025, is a blended ratio (see financial note 3 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
9

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.0% OF NET ASSETS

Australia 6.4%
a2 Milk Co. Ltd.	1,474,959	9,267,462
AGL Energy Ltd.	1,181,220	6,362,682
ALS Ltd.	1,032,676	12,564,728
AMP Ltd.	5,588,864	6,255,028
Ampol Ltd.	525,184	10,105,747
Ansell Ltd.	299,992	6,663,941
ANZ Group Holdings Ltd.	6,283,279	138,464,703
APA Group	2,627,258	15,149,149
Aristocrat Leisure Ltd.	1,173,184	55,830,291
ASX Ltd.	400,603	16,397,653
Atlas Arteria Ltd.	2,319,229	8,090,595
Aurizon Holdings Ltd.	3,969,577	8,417,805
Bank of Queensland Ltd.	1,476,405	7,025,052
Beach Energy Ltd.	3,502,925	2,751,197
Bendigo & Adelaide Bank Ltd.	1,232,365	10,759,815
BHP Group Ltd.	10,388,030	293,647,303
BlueScope Steel Ltd.	900,681	13,528,926
Brambles Ltd.	2,899,797	49,250,946
CAR Group Ltd.	765,112	20,250,967
Challenger Ltd.	1,138,210	6,212,953
Charter Hall Group	935,754	14,349,726
Cleanaway Waste Management Ltd.	4,417,834	8,038,292
Cochlear Ltd.	139,994	27,629,840
Coles Group Ltd.	2,873,883	44,917,236
Commonwealth Bank of Australia	3,544,633	395,089,549
Computershare Ltd.	1,124,984	28,104,646
CSL Ltd.	1,022,333	142,448,296
Deterra Royalties Ltd.	841,323	2,307,206
Dexus	2,202,025	10,823,602
Domino's Pizza Enterprises Ltd.	130,177	1,284,829
Downer EDI Ltd.	1,360,946	6,440,044
Dyno Nobel Ltd.	3,816,371	7,618,335
Endeavour Group Ltd.	3,276,220	8,191,172
Evolution Mining Ltd.	4,168,346	23,626,058
Flight Centre Travel Group Ltd. (a)	405,413	3,457,416
Fortescue Ltd.	3,388,312	42,800,646
Goodman Group	4,189,798	94,195,345
GPT Group	4,030,936	14,721,420
GQG Partners, Inc.	1,947,439	2,224,175
Harvey Norman Holdings Ltd.	1,161,809	5,239,183
IDP Education Ltd. (a)	550,047	2,023,232
IGO Ltd.	1,225,736	4,187,714
Iluka Resources Ltd.	831,451	3,444,689
Insignia Financial Ltd. *	1,303,576	3,847,889
Insurance Australia Group Ltd.	4,770,621	27,195,853
James Hardie Industries PLC *	1,191,317	24,303,776
JB Hi-Fi Ltd.	230,461	17,679,571
Lendlease Corp. Ltd.	1,360,793	4,943,046
Lottery Corp. Ltd.	4,925,904	18,957,143
Lynas Rare Earths Ltd. *(b)	1,841,180	16,714,074
Lynas Rare Earths Ltd., ADR *(b)(c)	140,689	1,277,163
Macquarie Group Ltd.	722,347	106,450,261
Magellan Financial Group Ltd.	386,901	2,587,977
Medibank Pvt Ltd.	5,728,771	19,122,350
Metcash Ltd.	2,341,164	6,435,625
Mineral Resources Ltd. *	359,230	8,793,339
Mirvac Group	8,505,888	13,138,364
National Australia Bank Ltd.	6,489,656	181,749,649
Netwealth Group Ltd.	235,784	5,319,432
New Hope Corp. Ltd.	1,050,109	3,044,723
NEXTDC Ltd. *	1,380,556	14,908,968
Northern Star Resources Ltd.	3,095,394	38,269,916
SECURITY	NUMBER OF SHARES	VALUE ($)
Orica Ltd.	1,010,157	14,532,026
Origin Energy Ltd.	3,650,419	30,868,452
Orora Ltd.	2,575,605	3,506,325
Perpetual Ltd.	221,818	3,154,759
Pilbara Minerals Ltd. *	6,079,008	9,747,840
Pro Medicus Ltd.	111,645	21,834,539
Qantas Airways Ltd.	1,529,506	11,762,474
QBE Insurance Group Ltd.	3,173,470	44,967,828
Qube Holdings Ltd.	3,641,906	10,011,235
Ramsay Health Care Ltd.	392,928	8,718,109
REA Group Ltd.	104,864	17,229,063
Reece Ltd. (a)	514,084	3,754,982
Region Group	2,379,348	3,799,771
Rio Tinto Ltd.	770,356	58,219,739
Santos Ltd.	6,814,962	35,772,346
Scentre Group	10,921,644	29,164,719
SEEK Ltd.	754,954	13,716,698
SGH Ltd.	392,622	12,979,609
Sims Ltd.	314,489	2,929,004
Sonic Healthcare Ltd.	959,253	15,099,336
South32 Ltd.	9,837,991	17,513,984
Steadfast Group Ltd.	2,237,437	8,903,567
Stockland	5,236,592	21,249,565
Suncorp Group Ltd.	2,263,319	31,522,961
Technology One Ltd.	617,818	16,162,343
Telix Pharmaceuticals Ltd. *	585,426	5,594,155
Telstra Group Ltd.	8,627,455	27,612,211
TPG Telecom Ltd.	719,744	2,491,973
Transurban Group	6,554,571	62,633,509
Treasury Wine Estates Ltd.	1,682,541	8,622,576
Vicinity Ltd.	7,685,098	13,027,431
Washington H Soul Pattinson & Co. Ltd.	497,420	14,246,565
Wesfarmers Ltd.	2,376,387	142,796,240
Westpac Banking Corp.	7,221,243	182,482,566
Whitehaven Coal Ltd.	1,639,510	7,103,652
WiseTech Global Ltd.	391,260	26,066,348
Woodside Energy Group Ltd.	3,993,533	69,029,590
Woolworths Group Ltd.	2,570,215	48,447,521
Worley Ltd.	1,061,874	10,209,498
Xero Ltd. *	326,292	34,935,969
Yancoal Australia Ltd. (a)	612,971	2,182,471
		3,209,502,262

Austria 0.2%
ANDRITZ AG	136,506	9,610,780
Erste Group Bank AG	593,597	56,487,654
OMV AG	297,011	16,360,469
Raiffeisen Bank International AG	258,492	8,586,789
Telekom Austria AG	207,721	2,275,766
Verbund AG	141,214	10,074,483
		103,395,941

Belgium 0.9%
Ackermans & van Haaren NV	43,555	11,297,415
Ageas SA	394,486	27,797,093
Anheuser-Busch InBev SA	2,037,713	127,700,523
Argenx SE *	128,971	91,180,149
D'ieteren Group	44,033	9,540,167
Elia Group SA	92,806	10,623,954
Groupe Bruxelles Lambert NV	176,458	15,511,457
KBC Group NV	482,700	56,923,769
Lotus Bakeries NV	829	8,121,781
Sofina SA	30,730	9,301,701
See financial notes
10
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Syensqo SA	144,998	12,810,474
UCB SA	254,093	59,438,542
Warehouses De Pauw CVA	374,430	9,606,882
		449,853,907

Canada 9.3%
Agnico Eagle Mines Ltd.	1,057,935	152,577,814
Alimentation Couche-Tard, Inc.	1,631,727	82,730,264
Bank of Montreal	1,544,275	186,928,193
Bank of Nova Scotia	2,637,650	164,777,480
Barrick Mining Corp.	3,650,253	97,387,936
BCE, Inc.	661,646	16,515,247
Brookfield Asset Management Ltd., Class A (a)	811,362	48,843,053
Brookfield Corp.	2,985,363	196,284,437
Cameco Corp.	923,129	71,432,481
Canadian Imperial Bank of Commerce	1,997,154	154,323,222
Canadian National Railway Co.	1,183,981	114,651,134
Canadian Natural Resources Ltd.	4,367,544	138,347,710
Canadian Pacific Kansas City Ltd.	1,975,230	150,499,880
Cenovus Energy, Inc.	2,650,083	44,086,016
CGI, Inc.	428,754	41,646,552
Constellation Software, Inc.	41,822	138,609,796
Dollarama, Inc.	566,867	77,316,373
Enbridge, Inc.	4,621,716	223,688,429
Fairfax Financial Holdings Ltd.	44,400	76,460,037
Fortis, Inc.	1,076,595	53,596,466
Franco-Nevada Corp.	405,408	76,427,949
George Weston Ltd.	334,782	21,565,330
Great-West Lifeco, Inc.	578,293	22,913,536
Hydro One Ltd.	685,585	24,972,582
Imperial Oil Ltd.	332,823	30,209,696
Intact Financial Corp.	375,765	75,273,424
Loblaw Cos. Ltd.	1,195,952	48,858,988
Magna International, Inc.	566,632	26,017,321
Manulife Financial Corp.	3,659,006	112,599,150
Metro, Inc.	413,884	29,675,328
National Bank of Canada	828,118	87,073,174
Nutrien Ltd.	1,053,448	60,730,842
Pembina Pipeline Corp.	1,239,392	46,824,184
Power Corp. of Canada	1,143,832	48,429,261
Restaurant Brands International, Inc.	684,874	43,383,584
Royal Bank of Canada	3,002,965	436,528,464
Shopify, Inc., Class A *	2,559,832	361,671,009
Sun Life Financial, Inc.	1,221,108	71,348,034
Suncor Energy, Inc.	2,633,243	108,881,755
TC Energy Corp.	2,190,000	114,081,940
Teck Resources Ltd., Class B	1,056,682	36,142,457
TELUS Corp.	1,084,537	17,884,058
Thomson Reuters Corp.	292,385	51,943,352
Toronto-Dominion Bank	3,746,631	281,403,248
Tourmaline Oil Corp.	750,640	31,885,593
Waste Connections, Inc.	540,430	99,902,498
Wheaton Precious Metals Corp.	959,038	96,340,377
		4,693,669,654

Denmark 1.6%
AP Moller - Maersk AS, Class A	5,713	11,735,513
AP Moller - Maersk AS, Class B	8,336	17,169,369
Carlsberg AS, Class B	191,993	23,494,663
Coloplast AS, Class B	257,912	24,783,170
Danske Bank AS	1,355,887	55,768,421
Demant AS *	170,773	6,533,947
DSV AS	403,267	89,351,409
SECURITY	NUMBER OF SHARES	VALUE ($)
Genmab AS *	131,368	32,711,966
H Lundbeck AS (a)	617,722	3,907,469
H Lundbeck AS, Class A	13,998	73,203
Novo Nordisk AS, Class B	6,751,655	379,864,960
Novonesis Novozymes B, Class B	734,656	46,724,916
Orsted AS *(a)	314,927	9,538,304
Pandora AS	166,618	23,017,830
Rockwool AS, B Shares	163,414	6,175,510
Tryg AS	650,044	17,104,141
Vestas Wind Systems AS	2,166,294	43,140,748
Zealand Pharma AS *	162,142	11,120,924
		802,216,463

Finland 0.9%
Elisa OYJ	299,001	15,931,115
Fortum OYJ	868,921	15,042,491
Kesko OYJ, B Shares	572,494	12,698,471
Kone OYJ, B Shares	660,563	41,535,701
Metso OYJ	1,453,579	18,792,115
Neste OYJ	935,367	17,178,146
Nokia OYJ	10,615,877	45,714,814
Nordea Bank Abp	6,970,915	106,399,276
Orion OYJ, B Shares	224,334	17,908,152
Sampo OYJ, A Shares	5,070,231	58,195,704
Stora Enso OYJ, R Shares	1,210,880	14,142,165
UPM-Kymmene OYJ	1,116,418	31,793,638
Valmet OYJ	306,237	10,635,221
Wartsila OYJ Abp	955,964	28,018,647
		433,985,656

France 8.6%
Accor SA	476,530	23,577,285
Aeroports de Paris SA	82,309	10,819,280
Air Liquide SA	1,220,379	251,722,024
Airbus SE	1,240,083	259,908,586
Alstom SA *	737,483	17,730,613
Amundi SA	123,518	9,130,087
Arkema SA	135,786	9,631,611
AXA SA	3,689,724	171,845,876
Ayvens SA	472,801	5,238,058
BioMerieux	90,563	12,582,670
BNP Paribas SA	2,116,386	190,325,512
Bollore SE	1,508,310	8,806,196
Bouygues SA	406,958	17,453,252
Bureau Veritas SA	687,275	20,722,765
Capgemini SE	325,732	46,305,144
Carrefour SA	1,155,979	16,730,748
Cie de Saint-Gobain SA	951,370	102,671,916
Cie Generale des Etablissements Michelin SCA	1,474,468	53,380,983
Covivio SA	119,209	7,806,933
Credit Agricole SA	2,016,305	36,888,118
Danone SA	1,347,475	112,266,451
Dassault Aviation SA	36,312	11,475,860
Dassault Systemes SE	1,386,403	43,166,061
Edenred SE	510,676	14,764,328
Eiffage SA	145,313	18,284,548
Engie SA	3,728,895	77,211,018
EssilorLuxottica SA	609,374	185,593,390
Eurazeo SE	93,327	6,106,473
Eurofins Scientific SE	239,124	18,142,765
Euronext NV	181,896	30,041,489
FDJ UNITED	223,175	7,188,947
Gecina SA	107,912	10,591,174
Getlink SE	743,109	14,047,413
Hermes International SCA	71,804	175,741,352
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
11

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ipsen SA	74,929	10,173,707
Kering SA	149,740	40,163,262
Klepierre SA	438,122	17,097,474
Legrand SA	532,872	81,146,817
L'Oreal SA	484,821	225,801,413
LVMH Moet Hennessy Louis Vuitton SE	540,887	319,149,769
Orange SA	4,450,284	72,405,877
Pernod Ricard SA	411,711	46,841,417
Publicis Groupe SA	480,834	44,372,416
Renault SA	395,163	15,541,282
Rexel SA	468,455	15,177,675
Safran SA	737,587	245,967,086
Sanofi SA	2,278,978	225,380,706
Sartorius Stedim Biotech	58,547	11,985,765
Schneider Electric SE	1,149,606	282,646,102
SCOR SE	363,607	11,916,852
SEB SA	50,137	3,650,228
Societe Generale SA	1,520,292	93,815,307
Sodexo SA	181,187	10,879,669
STMicroelectronics NV	1,364,198	37,125,444
Teleperformance SE	113,035	8,721,706
Thales SA	188,471	49,680,301
TotalEnergies SE	4,311,496	269,993,347
Unibail-Rodamco-Westfield *	205,133	21,321,600
Veolia Environnement SA	1,287,276	42,505,590
Vinci SA	1,054,309	143,028,519
Wendel SE	53,827	5,188,419
		4,349,576,676

Germany 7.9%
adidas AG	352,176	68,573,111
Allianz SE	820,590	346,932,715
BASF SE	1,894,307	100,576,080
Bayer AG	2,088,534	68,596,271
Bayerische Motoren Werke AG	603,423	63,186,172
Bechtle AG	160,283	7,283,067
Beiersdorf AG	200,323	23,035,119
Brenntag SE	262,759	16,263,737
Carl Zeiss Meditec AG, Bearer Shares	70,292	3,546,128
Commerzbank AG	1,772,083	67,661,140
Continental AG	229,001	20,103,419
Covestro AG *	366,417	25,476,124
CTS Eventim AG & Co. KGaA	116,621	10,927,213
Daimler Truck Holding AG	1,063,768	50,017,277
Delivery Hero SE *	476,275	12,643,640
Deutsche Bank AG	3,839,513	134,959,285
Deutsche Boerse AG	387,925	114,243,026
Deutsche Lufthansa AG	1,282,609	11,944,290
Deutsche Post AG	2,005,979	91,290,152
Deutsche Telekom AG	6,981,388	255,120,858
Deutsche Wohnen SE	132,984	3,478,950
DWS Group GmbH & Co. KGaA	63,350	3,933,719
E.ON SE	4,695,424	83,786,401
Evonik Industries AG	559,284	10,795,042
Fielmann Group AG	47,116	2,862,247
Fraport AG Frankfurt Airport Services Worldwide *	82,740	7,084,368
Fresenius Medical Care AG	440,524	22,579,578
Fresenius SE & Co. KGaA	876,525	47,615,371
FUCHS SE	57,471	2,139,179
GEA Group AG	314,121	22,869,604
Hannover Rueck SE	127,504	37,131,755
Heidelberg Materials AG	266,153	62,929,463
Henkel AG & Co. KGaA	213,120	16,376,845
HOCHTIEF AG	32,059	8,112,916
SECURITY	NUMBER OF SHARES	VALUE ($)
Infineon Technologies AG	2,752,320	112,626,774
KION Group AG	141,957	9,238,531
Knorr-Bremse AG	139,980	14,615,112
LEG Immobilien SE	154,489	12,938,338
Mercedes-Benz Group AG	1,597,108	99,733,257
Merck KGaA	277,397	35,164,262
MTU Aero Engines AG	113,885	50,788,197
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	278,402	177,468,501
Nemetschek SE	121,827	16,826,619
Puma SE	213,338	5,366,312
Qiagen NV	461,024	21,428,645
Rational AG	10,941	8,157,700
Rheinmetall AG	90,453	178,876,161
RTL Group SA	76,916	3,169,061
RWE AG	1,411,622	56,574,857
SAP SE	2,181,038	591,507,913
Scout24 SE	146,483	18,980,434
Siemens AG	1,556,557	431,073,238
Siemens Energy AG *	1,351,454	143,507,832
Siemens Healthineers AG	621,481	34,415,343
Symrise AG	280,911	27,218,580
Talanx AG	127,015	17,513,446
Traton SE (a)	147,391	5,451,667
Volkswagen AG	59,308	7,094,723
Vonovia SE	1,488,387	48,135,784
Wacker Chemie AG	39,754	3,033,889
Zalando SE *	494,826	13,784,809
		3,968,764,247

Hong Kong 1.9%
AAC Technologies Holdings, Inc.	1,701,794	9,447,802
AIA Group Ltd.	22,619,066	212,964,519
ASMPT Ltd.	685,178	6,196,252
Bank of East Asia Ltd.	2,092,507	3,449,106
BOC Aviation Ltd.	407,761	3,650,881
BOC Hong Kong Holdings Ltd.	7,599,545	34,333,136
Brightoil Petroleum Holdings Ltd. *(c)	2,936,732	0
Budweiser Brewing Co. APAC Ltd.	3,324,218	3,581,833
Cathay Pacific Airways Ltd.	1,955,851	2,686,964
Champion REIT (a)	3,833,166	993,220
Chow Tai Fook Jewellery Group Ltd.	4,175,497	7,798,410
CK Asset Holdings Ltd.	3,806,206	17,927,985
CK Hutchison Holdings Ltd.	5,729,183	37,737,200
CK Infrastructure Holdings Ltd.	1,303,324	8,735,247
CLP Holdings Ltd.	3,431,776	28,987,532
CTF Services Ltd.	2,820,795	2,811,442
Dah Sing Banking Group Ltd.	1,551,471	2,079,680
DFI Retail Group Holdings Ltd.	621,091	1,975,069
First Pacific Co. Ltd.	4,360,345	3,730,639
FIT Hon Teng Ltd. *(a)	2,214,864	1,352,354
Galaxy Entertainment Group Ltd.	4,444,611	23,375,136
Hang Lung Group Ltd.	1,738,535	3,044,056
Hang Lung Properties Ltd.	3,636,921	3,694,839
Hang Seng Bank Ltd.	1,418,306	20,267,102
Henderson Land Development Co. Ltd.	2,879,082	9,934,427
Hong Kong & China Gas Co. Ltd.	22,467,738	20,202,908
Hong Kong Exchanges & Clearing Ltd.	2,524,881	146,067,630
Hongkong Land Holdings Ltd.	2,178,021	13,503,730
HUTCHMED China Ltd. *	976,414	2,968,376
Hysan Development Co. Ltd.	1,220,341	2,291,706
Jardine Matheson Holdings Ltd.	426,275	25,828,002
Johnson Electric Holdings Ltd.	696,003	2,548,013
Kerry Properties Ltd.	1,183,935	3,058,608
See financial notes
12
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
KLN Logistics Group Ltd.	565,118	580,642
Lenovo Group Ltd.	16,201,502	23,026,693
Link REIT	5,574,612	29,632,679
Man Wah Holdings Ltd.	3,001,954	1,817,534
MGM China Holdings Ltd.	1,459,268	2,985,604
MMG Ltd. *	9,001,229	5,957,829
MTR Corp. Ltd.	3,147,657	10,643,129
NagaCorp Ltd. *	2,798,647	1,945,736
New World Development Co. Ltd. *(a)	2,787,203	2,366,808
Nexteer Automotive Group Ltd.	2,954,367	2,607,290
Orient Overseas International Ltd.	258,628	4,521,764
PCCW Ltd.	8,297,095	5,598,199
Power Assets Holdings Ltd.	2,820,385	18,360,351
PRADA SpA	1,125,300	6,613,935
Samsonite Group SA	3,297,192	7,181,554
Sands China Ltd.	4,547,734	11,865,404
Shangri-La Asia Ltd. (a)	2,189,756	1,283,655
Shenzhou International Group Holdings Ltd.	1,559,358	12,291,482
Sino Land Co. Ltd.	7,376,179	8,761,510
SITC International Holdings Co. Ltd.	2,846,372	10,033,326
SJM Holdings Ltd. *	4,626,408	1,720,990
Sun Hung Kai Properties Ltd.	2,972,793	34,929,846
Super Hi International Holding Ltd. *	606,660	1,164,162
Swire Pacific Ltd., A Shares	734,167	6,286,120
Swire Pacific Ltd., B Shares	1,628,568	2,433,707
Swire Properties Ltd.	2,438,568	6,606,407
Techtronic Industries Co. Ltd.	3,053,062	39,319,308
United Energy Group Ltd.	14,841,257	1,047,056
VTech Holdings Ltd.	325,471	2,623,941
WH Group Ltd.	16,656,155	17,818,754
Wharf Holdings Ltd.	2,122,645	6,077,264
Wharf Real Estate Investment Co. Ltd.	3,347,194	9,703,443
Wynn Macau Ltd.	2,919,213	2,684,859
Xinyi Glass Holdings Ltd.	4,181,623	4,564,687
Yue Yuen Industrial Holdings Ltd.	1,441,989	2,543,321
		974,822,793

Ireland 0.2%
AIB Group PLC	4,305,937	34,978,279
Bank of Ireland Group PLC	2,087,387	30,883,132
Glanbia PLC	409,628	6,818,056
Kerry Group PLC, Class A	349,811	31,998,803
Kingspan Group PLC	329,873	25,445,060
		130,123,330

Israel 0.8%
Airport City Ltd. *	142,712	2,587,083
Amot Investments Ltd.	429,379	3,065,755
Azrieli Group Ltd.	70,866	6,780,320
Bank Hapoalim BM	2,795,330	54,576,864
Bank Leumi Le-Israel BM	3,170,174	60,852,782
Bezeq The Israeli Telecommunication Corp. Ltd.	4,601,828	8,455,019
Big Shopping Centers Ltd.	39,550	7,767,979
Camtek Ltd. *	56,084	4,946,788
Delek Group Ltd.	20,140	4,425,977
Elbit Systems Ltd.	52,963	25,604,603
Energix-Renewable Energies Ltd.	519,408	2,006,474
Enlight Renewable Energy Ltd. *	228,254	6,465,684
Fattal Holdings 1998 Ltd. *	13,021	2,117,900
First International Bank of Israel Ltd.	117,502	8,322,861
Gav-Yam Lands Corp. Ltd.	83,101	976,225
SECURITY	NUMBER OF SHARES	VALUE ($)
Harel Insurance Investments & Financial Services Ltd.	261,090	8,688,558
ICL Group Ltd.	1,578,113	10,239,061
Israel Corp. Ltd.	9,081	2,932,920
Israel Discount Bank Ltd., A Shares	2,585,825	25,583,392
Melisron Ltd.	46,336	5,434,995
Menora Mivtachim Holdings Ltd.	52,139	5,052,473
Mivne Real Estate KD Ltd.	1,304,384	4,785,335
Mizrahi Tefahot Bank Ltd.	311,667	20,361,256
Nice Ltd. *	135,012	19,150,467
Nova Ltd. *	63,458	17,114,146
Phoenix Financial Ltd.	465,706	16,514,249
Shapir Engineering & Industry Ltd.	300,177	2,372,121
Shufersal Ltd.	383,391	4,751,478
Strauss Group Ltd.	93,292	2,447,954
Teva Pharmaceutical Industries Ltd. *	2,424,196	43,503,683
Tower Semiconductor Ltd. *	235,944	14,285,527
		402,169,929

Italy 2.9%
A2A SpA	3,308,191	8,317,564
Amplifon SpA	284,550	5,184,167
Banca Mediolanum SpA	455,243	9,207,852
Banca Monte dei Paschi di Siena SpA	1,856,303	17,041,286
Banco BPM SpA	3,155,022	43,299,864
BPER Banca SpA	2,941,520	30,567,382
Brunello Cucinelli SpA	67,399	7,795,960
Buzzi SpA	169,015	8,581,952
Davide Campari-Milano NV	1,221,638	9,191,570
DiaSorin SpA	50,353	5,079,291
Enel SpA	16,536,834	152,605,531
Eni SpA	4,304,162	76,789,503
Ferrari NV	252,082	120,001,673
FinecoBank Banca Fineco SpA	1,301,212	28,557,529
Generali	2,051,313	80,099,401
Hera SpA	1,590,609	6,840,280
Infrastrutture Wireless Italiane SpA	702,450	8,518,173
Interpump Group SpA	155,237	7,377,217
Intesa Sanpaolo SpA	33,244,846	209,157,811
Italgas SpA	1,210,059	10,884,832
Leonardo SpA	856,994	48,881,608
Mediobanca Banca di Credito Finanziario SpA	1,258,397	30,490,133
Moncler SpA	475,445	27,641,763
Nexi SpA	1,072,217	6,804,771
Pirelli & C SpA	823,046	5,637,671
Poste Italiane SpA	955,510	22,379,667
Prysmian SpA	600,956	52,559,452
Recordati Industria Chimica e Farmaceutica SpA	224,490	13,860,878
Reply SpA	43,442	6,259,493
Snam SpA	4,310,355	26,255,580
Stellantis NV	4,559,083	43,673,139
Telecom Italia SpA *	22,901,446	10,979,793
Tenaris SA	784,665	14,249,754
Terna - Rete Elettrica Nazionale	2,974,412	29,927,389
UniCredit SpA	3,308,455	255,742,902
Unipol Assicurazioni SpA	819,428	17,120,653
		1,457,563,484

Japan 21.6%
ABC-Mart, Inc.	198,543	3,958,014
Acom Co. Ltd.	766,891	2,417,280
Activia Properties, Inc.	4,221	3,892,548
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
13

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Advance Residence Investment Corp.	5,362	5,952,706
Advantest Corp.	1,561,099	124,133,021
Aeon Co. Ltd.	5,239,863	63,774,120
AEON Financial Service Co. Ltd.	224,022	2,269,591
AEON REIT Investment Corp.	3,746	3,355,008
AGC, Inc.	395,943	12,493,812
Aica Kogyo Co. Ltd.	104,886	2,707,427
Air Water, Inc.	358,201	6,288,187
Aisin Corp.	1,107,842	18,501,131
Ajinomoto Co., Inc.	2,046,608	55,881,842
Alfresa Holdings Corp.	380,775	5,759,927
Alps Alpine Co. Ltd.	388,194	4,789,467
ALSOK Co. Ltd.	689,759	5,292,106
Amada Co. Ltd.	717,523	9,243,622
Amano Corp.	132,289	3,808,518
ANA Holdings, Inc.	308,231	6,235,996
Aozora Bank Ltd. (a)	209,980	3,276,446
As One Corp.	133,792	2,304,512
Asahi Group Holdings Ltd.	3,112,499	39,355,385
Asahi Intecc Co. Ltd.	445,749	7,699,094
Asahi Kasei Corp.	2,553,988	21,038,982
Asics Corp.	1,404,586	38,256,015
Astellas Pharma, Inc.	3,840,421	42,373,452
Azbil Corp.	999,116	10,101,738
Bandai Namco Holdings, Inc.	1,171,115	40,639,066
BayCurrent, Inc.	287,813	16,413,133
Bic Camera, Inc.	194,951	2,105,192
BIPROGY, Inc.	151,498	6,567,579
Bridgestone Corp.	1,183,476	54,013,095
Brother Industries Ltd.	503,998	8,609,072
Calbee, Inc.	140,507	2,560,371
Canon Marketing Japan, Inc.	90,775	3,540,735
Canon, Inc.	1,864,353	55,235,386
Capcom Co. Ltd.	736,575	20,091,830
Casio Computer Co. Ltd.	412,646	3,404,874
Central Japan Railway Co.	1,825,258	48,768,855
Chiba Bank Ltd.	1,327,388	13,782,414
Chubu Electric Power Co., Inc.	1,456,717	20,190,152
Chugai Pharmaceutical Co. Ltd.	1,367,182	60,609,485
Chugin Financial Group, Inc.	330,490	4,767,429
Chugoku Electric Power Co., Inc.	595,393	3,594,864
Coca-Cola Bottlers Japan Holdings, Inc.	277,029	4,854,729
COMSYS Holdings Corp.	213,909	5,409,461
Concordia Financial Group Ltd.	2,286,872	17,530,219
Cosmo Energy Holdings Co. Ltd.	129,298	6,283,271
Cosmos Pharmaceutical Corp.	83,730	5,071,988
Credit Saison Co. Ltd.	246,655	6,346,757
CyberAgent, Inc.	910,720	11,133,951
Dai Nippon Printing Co. Ltd.	914,760	15,441,734
Daicel Corp.	606,593	5,649,691
Daido Steel Co. Ltd.	329,008	2,845,838
Daifuku Co. Ltd.	738,591	23,627,869
Dai-ichi Life Holdings, Inc.	7,405,458	61,861,360
Daiichi Sankyo Co. Ltd.	3,895,565	93,631,527
Daikin Industries Ltd.	588,424	74,542,390
Daito Trust Construction Co. Ltd.	124,173	13,273,593
Daiwa House Industry Co. Ltd.	1,204,698	42,903,905
Daiwa House REIT Investment Corp.	8,492	7,339,587
Daiwa Office Investment Corp.	1,186	2,952,379
Daiwa Securities Group, Inc.	2,846,499	22,353,232
Daiwa Securities Living Investments Corp.	3,586	2,627,983
Denka Co. Ltd.	167,392	2,557,766
Denso Corp.	3,922,443	57,050,073
Dentsu Group, Inc.	434,762	8,658,226
Dentsu Soken, Inc.	64,159	2,888,411
SECURITY	NUMBER OF SHARES	VALUE ($)
Dexerials Corp.	314,915	4,333,634
DIC Corp.	163,378	3,822,261
Disco Corp.	185,088	52,125,924
DMG Mori Co. Ltd.	303,796	6,414,218
Dowa Holdings Co. Ltd.	120,814	4,296,889
East Japan Railway Co.	2,214,008	54,496,339
Ebara Corp.	957,161	20,130,858
Eisai Co. Ltd.	575,711	17,793,812
Electric Power Development Co. Ltd.	326,472	6,248,162
ENEOS Holdings, Inc.	5,635,871	33,771,083
EXEO Group, Inc.	372,274	5,514,701
Ezaki Glico Co. Ltd.	98,232	3,282,986
FANUC Corp.	1,947,424	55,415,205
Fast Retailing Co. Ltd.	375,279	118,903,314
Food & Life Cos. Ltd.	222,338	12,912,488
FP Corp.	87,588	1,569,515
Frontier Real Estate Investment Corp.	5,759	3,432,062
Fuji Electric Co. Ltd.	293,577	18,885,304
Fuji Media Holdings, Inc.	92,313	2,082,347
Fuji Oil Co. Ltd.	90,889	2,261,934
FUJIFILM Holdings Corp.	2,507,373	59,958,363
Fujikura Ltd.	572,670	49,807,566
Fujitec Co. Ltd.	149,089	5,716,813
Fujitsu Ltd.	3,645,820	88,795,861
Fukuoka Financial Group, Inc.	349,605	10,629,230
Furukawa Electric Co. Ltd.	126,783	8,094,424
Fuyo General Lease Co. Ltd.	109,413	3,265,437
GLP J-Reit	9,670	9,049,263
GMO internet group, Inc.	109,648	2,953,569
GMO Payment Gateway, Inc.	79,312	4,589,373
Goldwin, Inc.	68,967	3,412,534
GS Yuasa Corp.	190,929	4,345,886
Gunma Bank Ltd.	670,022	7,084,687
Hachijuni Bank Ltd.	772,730	7,610,200
Hakuhodo DY Holdings, Inc.	459,434	3,706,450
Hamamatsu Photonics KK	619,811	6,585,426
Hankyu Hanshin Holdings, Inc.	494,833	14,704,283
Harmonic Drive Systems, Inc.	138,904	2,438,921
Haseko Corp.	510,901	8,472,971
Heiwa Corp.	105,418	1,565,205
Hikari Tsushin, Inc.	37,627	10,084,267
Hino Motors Ltd. *(a)	528,404	1,389,164
Hirogin Holdings, Inc.	571,372	5,504,551
Hirose Electric Co. Ltd.	60,868	7,963,727
Hisamitsu Pharmaceutical Co., Inc.	133,592	3,827,833
Hitachi Construction Machinery Co. Ltd.	188,582	5,882,551
Hitachi Ltd.	9,299,163	256,443,460
Honda Motor Co. Ltd.	8,821,906	98,658,741
Horiba Ltd.	76,511	5,784,247
Hoshizaki Corp.	246,516	9,560,103
House Foods Group, Inc.	139,015	2,681,359
Hoya Corp.	713,766	93,580,763
Hulic Co. Ltd.	1,004,810	10,819,715
Ibiden Co. Ltd.	267,338	13,186,186
Idemitsu Kosan Co. Ltd.	1,665,951	11,164,964
IHI Corp.	279,281	29,426,031
Iida Group Holdings Co. Ltd.	274,504	4,340,276
Industrial & Infrastructure Fund Investment Corp.	4,971	4,387,820
INFRONEER Holdings, Inc.	427,037	4,282,731
Inpex Corp.	1,718,697	29,475,083
Internet Initiative Japan, Inc.	260,509	4,929,843
Invincible Investment Corp.	16,292	7,412,264
Isetan Mitsukoshi Holdings Ltd.	740,795	12,510,139
Isuzu Motors Ltd.	1,137,963	15,086,293
Ito En Ltd.	110,324	2,537,471
See financial notes
14
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ITOCHU Corp.	2,479,747	141,818,052
Itoham Yonekyu Holdings, Inc.	44,415	1,709,142
Iwatani Corp.	397,058	4,371,492
Iyogin Holdings, Inc.	510,334	7,139,288
Izumi Co. Ltd.	78,855	1,741,711
J Front Retailing Co. Ltd.	489,425	7,660,130
Japan Airlines Co. Ltd.	286,436	6,119,869
Japan Airport Terminal Co. Ltd.	131,483	4,549,182
Japan Exchange Group, Inc.	2,138,376	22,552,530
Japan Hotel REIT Investment Corp.	10,814	6,370,925
Japan Logistics Fund, Inc.	4,682	3,125,054
Japan Metropolitan Fund Invest	14,314	10,909,154
Japan Post Bank Co. Ltd.	3,787,656	48,059,957
Japan Post Holdings Co. Ltd.	3,665,290	37,782,506
Japan Post Insurance Co. Ltd.	416,937	11,773,341
Japan Prime Realty Investment Corp.	7,248	5,104,330
Japan Real Estate Investment Corp.	14,932	13,007,341
Japan Steel Works Ltd.	141,228	8,651,147
Japan Tobacco, Inc.	2,317,670	74,001,273
Jeol Ltd.	103,069	3,288,801
JFE Holdings, Inc.	1,241,368	15,548,277
JGC Holdings Corp.	414,558	3,982,524
JMDC, Inc.	68,328	1,936,871
JTEKT Corp.	448,463	4,438,050
Justsystems Corp.	68,036	2,147,774
Kadokawa Corp.	229,325	5,294,819
Kagome Co. Ltd.	146,950	2,880,951
Kajima Corp.	910,832	27,326,511
Kakaku.com, Inc.	250,094	4,691,871
Kamigumi Co. Ltd.	177,970	5,360,009
Kandenko Co. Ltd.	242,413	6,567,811
Kaneka Corp.	114,449	3,371,305
Kansai Electric Power Co., Inc.	2,059,349	28,851,224
Kansai Paint Co. Ltd.	258,239	4,381,225
Kao Corp.	959,251	43,799,208
Kawasaki Heavy Industries Ltd.	310,101	19,061,206
Kawasaki Kisen Kaisha Ltd.	786,253	12,147,897
KDDI Corp.	6,077,569	105,573,572
KDX Realty Investment Corp.	7,704	8,878,030
Keihan Holdings Co. Ltd.	192,566	4,217,894
Keikyu Corp.	492,635	5,198,964
Keio Corp.	259,933	6,569,803
Keisei Electric Railway Co. Ltd.	900,363	8,345,950
Kewpie Corp.	205,044	5,777,402
Keyence Corp.	396,457	153,317,408
Kikkoman Corp.	1,568,944	13,581,664
Kinden Corp.	240,891	8,649,599
Kintetsu Group Holdings Co. Ltd.	404,238	8,149,460
Kioxia Holdings Corp. *(a)	172,500	3,049,957
Kirin Holdings Co. Ltd.	1,682,543	24,471,790
Kobayashi Pharmaceutical Co. Ltd.	116,734	4,232,875
Kobe Bussan Co. Ltd.	305,981	8,583,931
Kobe Steel Ltd.	723,253	8,940,604
Koei Tecmo Holdings Co. Ltd.	230,559	3,045,593
Koito Manufacturing Co. Ltd.	446,881	6,426,625
Kokusai Electric Corp.	368,354	7,209,026
Kokuyo Co. Ltd.	813,050	5,063,531
Komatsu Ltd.	1,948,711	66,866,038
Konami Group Corp.	203,887	31,112,469
Konica Minolta, Inc. *	889,943	3,063,962
Kose Corp.	67,201	2,609,774
Kotobuki Spirits Co. Ltd.	246,940	3,069,406
K's Holdings Corp.	291,067	2,979,559
Kubota Corp.	2,101,700	24,699,359
Kuraray Co. Ltd.	607,445	7,343,537
Kurita Water Industries Ltd.	215,659	7,411,649
Kusuri No. Aoki Holdings Co. Ltd.	93,029	2,479,295
SECURITY	NUMBER OF SHARES	VALUE ($)
Kyocera Corp.	2,838,125	38,215,380
Kyoto Financial Group, Inc.	501,411	10,028,220
Kyowa Kirin Co. Ltd.	543,746	9,425,054
Kyudenko Corp.	98,292	4,758,451
Kyushu Electric Power Co., Inc.	833,011	8,830,796
Kyushu Financial Group, Inc.	738,018	4,405,237
Kyushu Railway Co.	314,259	8,709,143
LaSalle Logiport REIT	3,817	3,707,163
Lasertec Corp.	165,136	17,607,383
Lion Corp.	487,726	5,230,203
Lixil Corp.	508,971	6,653,975
LY Corp.	5,589,612	17,847,166
M3, Inc.	905,425	13,477,312
Mabuchi Motor Co. Ltd.	196,920	3,393,877
Macnica Holdings, Inc.	261,132	3,608,628
Makita Corp.	509,093	17,430,346
Marubeni Corp.	3,116,380	71,783,396
Marui Group Co. Ltd.	359,669	7,782,519
Maruichi Steel Tube Ltd.	118,846	3,082,347
Maruwa Co. Ltd.	15,534	4,304,978
Matsui Securities Co. Ltd.	179,702	950,986
MatsukiyoCocokara & Co.	763,337	15,846,424
Mazda Motor Corp.	1,286,521	8,718,463
McDonald's Holdings Co. Japan Ltd.	182,300	8,132,573
Mebuki Financial Group, Inc.	1,958,039	12,202,320
Medipal Holdings Corp.	421,301	7,500,636
MEIJI Holdings Co. Ltd.	541,590	11,279,974
Mercari, Inc. *	287,518	4,897,548
Minebea Mitsumi, Inc.	755,703	13,111,891
MISUMI Group, Inc.	590,706	9,084,380
Mitsubishi Chemical Group Corp.	2,823,624	16,242,689
Mitsubishi Corp.	6,852,631	156,538,222
Mitsubishi Electric Corp.	4,232,793	102,400,005
Mitsubishi Estate Co. Ltd.	2,370,750	50,991,510
Mitsubishi Gas Chemical Co., Inc.	411,893	7,523,903
Mitsubishi HC Capital, Inc.	1,713,671	14,128,376
Mitsubishi Heavy Industries Ltd.	6,774,739	173,169,388
Mitsubishi Logistics Corp.	601,733	5,038,861
Mitsubishi Materials Corp.	241,095	4,190,529
Mitsubishi Motors Corp.	1,236,335	3,421,236
Mitsubishi UFJ Financial Group, Inc.	23,559,518	362,478,809
Mitsui & Co. Ltd.	5,361,850	125,112,877
Mitsui Chemicals, Inc.	385,874	9,561,108
Mitsui Fudosan Accommodations Fund, Inc.	4,600	3,866,099
Mitsui Fudosan Co. Ltd.	5,525,431	59,083,444
Mitsui Fudosan Logistics Park, Inc.	5,854	4,369,817
Mitsui Mining & Smelting Co. Ltd.	108,327	7,765,310
Mitsui OSK Lines Ltd.	681,262	22,035,166
Miura Co. Ltd.	192,694	3,728,545
Mizuho Financial Group, Inc.	5,163,701	172,152,674
Money Forward, Inc. *	87,208	3,841,725
MonotaRO Co. Ltd.	508,743	8,826,990
Mori Hills REIT Investment Corp.	2,818	2,731,152
Morinaga & Co. Ltd.	145,035	2,639,425
Morinaga Milk Industry Co. Ltd.	143,701	3,228,807
MS&AD Insurance Group Holdings, Inc.	2,662,303	62,774,684
Murata Manufacturing Co. Ltd.	3,537,172	58,589,493
Nabtesco Corp.	220,708	4,709,540
Nagase & Co. Ltd.	206,224	4,455,253
Nagoya Railroad Co. Ltd.	383,822	4,400,915
Nankai Electric Railway Co. Ltd.	210,558	3,795,995
NEC Corp.	2,616,597	80,854,763
Nexon Co. Ltd.	854,220	19,519,211
NGK Insulators Ltd.	498,753	7,965,781
NH Foods Ltd.	190,804	7,231,904
NHK Spring Co. Ltd.	312,908	3,958,635
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
15

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nichias Corp.	104,877	4,082,221
Nichirei Corp.	404,728	4,677,837
NIDEC Corp.	1,980,546	43,313,695
Nifco, Inc.	162,798	4,723,443
Nihon Kohden Corp.	370,844	4,163,707
Nihon M&A Center Holdings, Inc.	668,343	3,427,633
Nikon Corp.	598,287	6,798,855
Nintendo Co. Ltd.	2,139,225	193,925,318
Nippon Building Fund, Inc.	16,458	15,939,572
Nippon Electric Glass Co. Ltd.	153,548	4,726,967
Nippon Express Holdings, Inc.	452,468	9,969,242
Nippon Kayaku Co. Ltd.	222,031	2,167,004
Nippon Paint Holdings Co. Ltd.	1,998,726	14,613,536
Nippon Prologis REIT, Inc.	13,937	8,115,876
Nippon Sanso Holdings Corp.	382,104	14,016,769
Nippon Shinyaku Co. Ltd.	99,972	2,129,150
Nippon Shokubai Co. Ltd.	256,795	3,246,994
Nippon Steel Corp.	2,103,093	44,618,660
Nippon Television Holdings, Inc.	114,396	3,019,135
Nippon Yusen KK	879,879	31,959,099
Nipro Corp.	235,347	2,411,575
Nissan Chemical Corp.	256,729	9,153,593
Nissan Motor Co. Ltd. *(a)	4,554,779	10,311,654
Nisshin Seifun Group, Inc.	509,245	6,208,401
Nissin Foods Holdings Co. Ltd.	407,573	7,694,823
Niterra Co. Ltd.	354,091	12,796,233
Nitori Holdings Co. Ltd.	178,718	16,499,387
Nitto Denko Corp.	1,446,118	33,152,618
NOF Corp.	446,324	8,394,509
NOK Corp.	223,819	3,929,885
Nomura Holdings, Inc.	6,140,183	44,328,922
Nomura Real Estate Holdings, Inc.	1,199,284	7,466,477
Nomura Real Estate Master Fund, Inc.	9,042	9,914,946
Nomura Research Institute Ltd.	866,999	34,225,276
NS Solutions Corp.	131,236	3,132,860
NSK Ltd.	835,577	4,435,544
NTT Data Group Corp.	541,167	14,581,009
NTT, Inc.	58,796,476	62,390,539
Obayashi Corp.	1,396,344	22,791,339
OBIC Business Consultants Co. Ltd.	54,543	3,180,638
Obic Co. Ltd.	682,304	24,313,397
Odakyu Electric Railway Co. Ltd.	659,637	7,572,404
Oji Holdings Corp.	1,725,253	9,538,978
OKUMA Corp.	111,360	2,669,758
Olympus Corp.	2,294,506	26,918,349
Omron Corp.	382,004	9,865,889
Ono Pharmaceutical Co. Ltd.	884,952	9,987,165
Open House Group Co. Ltd.	166,425	8,570,335
Oracle Corp. Japan	71,478	7,436,243
Organo Corp.	51,492	3,952,425
Oriental Land Co. Ltd.	2,227,077	53,377,040
ORIX Corp.	2,403,264	62,690,285
Orix JREIT, Inc.	11,188	7,467,557
Osaka Gas Co. Ltd.	740,799	21,175,777
Otsuka Corp.	517,742	10,691,597
Otsuka Holdings Co. Ltd.	930,944	49,240,328
PALTAC Corp.	59,552	1,837,767
Pan Pacific International Holdings Corp.	813,719	29,572,652
Panasonic Holdings Corp.	4,757,818	49,093,099
Park24 Co. Ltd.	252,170	3,477,911
PeptiDream, Inc. *	259,844	2,655,515
Persol Holdings Co. Ltd.	3,969,089	7,452,939
Pola Orbis Holdings, Inc.	147,932	1,303,252
Rakus Co. Ltd.	185,303	3,320,499
Rakuten Bank Ltd. *	194,295	11,113,158
Rakuten Group, Inc. *	3,092,081	19,309,580
SECURITY	NUMBER OF SHARES	VALUE ($)
Recruit Holdings Co. Ltd.	2,865,033	167,404,176
Relo Group, Inc.	201,332	2,392,810
Renesas Electronics Corp.	3,391,065	40,810,569
Rengo Co. Ltd.	420,156	2,639,550
Resona Holdings, Inc.	4,701,374	47,870,282
Resonac Holdings Corp.	385,557	10,209,744
Resorttrust, Inc.	335,892	4,311,176
Ricoh Co. Ltd.	1,122,172	10,050,442
Rinnai Corp.	243,986	6,091,964
Rohm Co. Ltd.	731,100	10,865,045
Rohto Pharmaceutical Co. Ltd.	410,676	7,044,356
Rorze Corp.	200,114	2,511,903
Ryohin Keikaku Co. Ltd.	1,010,198	21,934,352
Sankyo Co. Ltd.	387,447	7,842,619
Sankyu, Inc.	94,510	5,284,063
Sanrio Co. Ltd.	364,612	19,148,804
Santen Pharmaceutical Co. Ltd.	672,716	7,158,990
Sanwa Holdings Corp.	406,013	13,201,472
Sapporo Holdings Ltd.	130,141	6,683,216
Sawai Group Holdings Co. Ltd.	228,579	2,917,467
SBI Holdings, Inc.	590,733	28,159,648
SCREEN Holdings Co. Ltd.	187,954	14,567,795
SCSK Corp.	297,812	9,551,484
Secom Co. Ltd.	841,920	31,239,776
Sega Sammy Holdings, Inc.	355,209	7,431,991
Seibu Holdings, Inc.	390,453	14,219,324
Seiko Epson Corp.	592,834	7,641,330
Seino Holdings Co. Ltd.	269,411	4,220,298
Sekisui Chemical Co. Ltd.	814,554	15,603,154
Sekisui House Ltd.	1,262,591	28,661,439
Sekisui House Reit, Inc.	8,241	4,535,146
Seven & i Holdings Co. Ltd.	4,841,097	63,091,702
Seven Bank Ltd.	1,332,380	2,634,360
SG Holdings Co. Ltd.	910,641	9,855,328
Sharp Corp. *	614,520	3,724,161
SHIFT, Inc. *	301,818	3,145,115
Shikoku Electric Power Co., Inc.	309,094	2,920,946
Shimadzu Corp.	521,215	12,857,761
Shimamura Co. Ltd.	100,624	7,459,848
Shimano, Inc.	163,496	18,295,517
Shimizu Corp.	1,073,634	14,540,584
Shin-Etsu Chemical Co. Ltd.	4,099,765	127,244,196
Shionogi & Co. Ltd.	1,573,787	27,332,926
Ship Healthcare Holdings, Inc.	154,352	2,344,321
Shiseido Co. Ltd.	820,977	13,453,231
Shizuoka Financial Group, Inc.	870,536	11,686,201
SHO-BOND Holdings Co. Ltd.	87,581	3,054,673
Skylark Holdings Co. Ltd.	480,590	9,655,988
SMC Corp.	118,256	36,727,217
Socionext, Inc.	385,210	7,529,731
SoftBank Corp.	59,690,265	92,772,474
SoftBank Group Corp.	2,070,666	228,890,919
Sojitz Corp.	447,778	11,918,382
Sompo Holdings, Inc.	1,889,130	61,206,139
Sony Group Corp.	12,706,663	353,354,708
Sotetsu Holdings, Inc.	149,347	2,637,540
Square Enix Holdings Co. Ltd.	188,409	13,005,450
Stanley Electric Co. Ltd.	231,721	4,737,793
Subaru Corp.	1,218,834	24,351,776
Sugi Holdings Co. Ltd.	199,289	5,041,099
SUMCO Corp.	794,691	6,746,687
Sumitomo Bakelite Co. Ltd.	92,083	3,129,536
Sumitomo Chemical Co. Ltd.	3,375,701	10,251,831
Sumitomo Corp.	2,168,918	61,260,023
Sumitomo Electric Industries Ltd.	1,593,724	45,621,808
Sumitomo Forestry Co. Ltd.	1,028,471	11,813,495
Sumitomo Heavy Industries Ltd.	221,998	4,985,033
Sumitomo Metal Mining Co. Ltd.	491,879	13,517,669
See financial notes
16
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Mitsui Financial Group, Inc.	7,848,511	216,385,306
Sumitomo Mitsui Trust Group, Inc.	1,369,295	39,346,539
Sumitomo Realty & Development Co. Ltd.	701,009	29,105,063
Sumitomo Rubber Industries Ltd.	347,899	4,122,896
Sundrug Co. Ltd.	129,420	4,080,267
Suntory Beverage & Food Ltd.	246,214	7,646,762
Suzuken Co. Ltd.	126,017	5,006,349
Suzuki Motor Corp.	3,710,996	49,816,946
Sysmex Corp.	971,883	12,364,907
T&D Holdings, Inc.	1,009,568	26,534,466
Taiheiyo Cement Corp.	221,930	6,077,851
Taisei Corp.	324,758	22,140,831
Taiyo Yuden Co. Ltd.	240,480	4,972,568
Takara Holdings, Inc.	342,972	3,958,223
Takasago Thermal Engineering Co. Ltd.	109,832	6,712,226
Takashimaya Co. Ltd.	635,455	5,652,336
Takeda Pharmaceutical Co. Ltd.	3,294,094	99,187,397
TBS Holdings, Inc.	66,493	2,453,663
TDK Corp.	4,013,117	52,916,019
TechnoPro Holdings, Inc.	212,855	6,996,344
Teijin Ltd.	360,120	3,092,875
Terumo Corp.	3,031,475	54,992,908
THK Co. Ltd.	225,502	6,157,245
TIS, Inc.	450,418	15,108,521
Tobu Railway Co. Ltd.	398,808	7,276,735
Toda Corp.	468,328	3,350,782
Toei Animation Co. Ltd.	100,308	2,141,771
Toho Co. Ltd.	220,896	14,078,970
Toho Gas Co. Ltd.	174,728	5,324,250
Tohoku Electric Power Co., Inc.	1,037,568	8,041,903
Tokai Carbon Co. Ltd.	382,700	2,653,421
Tokio Marine Holdings, Inc.	3,897,780	169,928,076
Tokyo Century Corp.	329,043	4,152,676
Tokyo Electric Power Co. Holdings, Inc. *	3,296,869	16,955,326
Tokyo Electron Ltd.	938,185	132,045,585
Tokyo Gas Co. Ltd.	749,192	28,737,949
Tokyo Metro Co. Ltd. (a)	611,800	7,129,507
Tokyo Ohka Kogyo Co. Ltd.	215,528	6,974,109
Tokyo Seimitsu Co. Ltd.	87,340	5,004,539
Tokyo Tatemono Co. Ltd.	388,798	7,389,347
Tokyu Corp.	1,035,107	13,116,408
Tokyu Fudosan Holdings Corp.	1,185,018	9,600,401
Tomy Co. Ltd.	181,048	4,176,466
TOPPAN Holdings, Inc.	476,221	12,422,451
Toray Industries, Inc.	3,110,497	21,043,124
Toridoll Holdings Corp.	83,238	2,805,686
Tosoh Corp.	543,886	8,647,723
TOTO Ltd.	270,634	7,065,146
Toyo Seikan Group Holdings Ltd.	282,503	6,905,522
Toyo Suisan Kaisha Ltd.	198,372	13,760,728
Toyo Tire Corp.	198,290	5,088,757
Toyoda Gosei Co. Ltd.	145,759	3,579,819
Toyota Boshoku Corp.	121,468	2,004,543
Toyota Industries Corp.	354,263	39,425,557
Toyota Motor Corp.	22,527,033	440,797,996
Toyota Tsusho Corp.	1,454,482	39,347,540
Trend Micro, Inc.	278,247	14,878,374
TS Tech Co. Ltd.	181,724	2,302,105
Tsumura & Co.	131,674	3,175,601
Tsuruha Holdings, Inc.	369,055	5,710,832
UBE Corp.	195,320	3,112,216
Ulvac, Inc.	94,408	3,877,913
Unicharm Corp.	2,584,309	17,312,626
United Urban Investment Corp.	6,296	7,598,510
SECURITY	NUMBER OF SHARES	VALUE ($)
Ushio, Inc.	203,493	2,985,349
USS Co. Ltd.	802,521	9,756,513
Welcia Holdings Co. Ltd.	194,862	3,438,702
West Japan Railway Co.	954,055	21,410,599
Workman Co. Ltd.	45,747	1,660,695
Yakult Honsha Co. Ltd.	513,938	8,409,576
Yamada Holdings Co. Ltd.	1,137,657	3,599,901
Yamaguchi Financial Group, Inc.	399,050	4,833,716
Yamaha Corp.	788,656	5,251,082
Yamaha Motor Co. Ltd.	1,929,621	14,167,420
Yamato Holdings Co. Ltd.	556,992	9,461,182
Yamato Kogyo Co. Ltd.	64,897	4,284,329
Yamazaki Baking Co. Ltd.	274,336	6,382,644
Yaoko Co. Ltd.	43,287	2,700,260
Yaskawa Electric Corp.	528,743	10,652,285
Yokogawa Electric Corp.	529,164	15,666,786
Yokohama Rubber Co. Ltd.	260,193	9,739,627
Zenkoku Hosho Co. Ltd.	258,599	5,953,105
Zensho Holdings Co. Ltd.	188,383	11,964,389
Zeon Corp.	365,957	4,229,723
ZOZO, Inc.	872,013	8,157,397
		10,880,773,764

Netherlands 3.5%
Aalberts NV	189,594	6,639,838
ABN AMRO Bank NV, GDR	1,080,844	31,185,394
Adyen NV *	56,161	94,292,337
Aegon Ltd.	2,892,756	22,760,490
Akzo Nobel NV	359,657	24,837,725
ArcelorMittal SA	902,009	30,048,103
ASM International NV	98,676	47,435,942
ASML Holding NV	835,204	622,343,980
ASR Nederland NV	303,396	21,051,805
BE Semiconductor Industries NV	150,336	20,253,944
CTP NV	273,413	5,875,748
CVC Capital Partners PLC	446,930	9,024,017
DSM-Firmenich AG	379,042	37,046,323
EXOR NV	193,364	19,385,378
Heineken Holding NV	245,235	17,380,725
Heineken NV	588,190	47,504,858
IMCD NV	123,017	13,820,290
ING Groep NV, Series N	6,458,141	153,906,368
InPost SA *	558,726	8,115,999
JDE Peet's NV	347,080	12,691,469
Koninklijke Ahold Delhaize NV	1,925,086	77,175,954
Koninklijke KPN NV	8,044,372	38,379,350
Koninklijke Philips NV	1,726,600	47,594,190
Koninklijke Vopak NV	127,862	6,184,052
NN Group NV	550,743	37,917,989
Prosus NV *	2,701,437	166,986,862
Randstad NV	216,352	10,228,361
Universal Music Group NV	1,991,242	56,264,259
Wolters Kluwer NV	500,549	63,042,026
		1,749,373,776

New Zealand 0.2%
Air New Zealand Ltd.	2,921,875	1,017,191
Auckland International Airport Ltd.	3,521,525	15,687,959
Contact Energy Ltd.	1,665,257	8,882,565
EBOS Group Ltd.	410,761	7,903,669
Fisher & Paykel Healthcare Corp. Ltd.	1,156,827	24,982,634
Fletcher Building Ltd. *	2,421,194	4,500,169
Infratil Ltd.	1,915,020	12,836,315
Mainfreight Ltd.	158,649	5,555,802
Mercury NZ Ltd.	1,431,403	5,540,570
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
17

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Meridian Energy Ltd.	2,506,917	8,446,267
Ryman Healthcare Ltd. *	1,576,313	2,222,947
Spark New Zealand Ltd.	3,446,528	5,246,748
		102,822,836

Norway 0.5%
Aker ASA, A Shares	46,829	3,416,355
Aker BP ASA	637,566	16,111,352
DNB Bank ASA	1,723,703	45,410,943
Equinor ASA	1,536,106	37,884,943
Gjensidige Forsikring ASA	379,991	10,559,245
Kongsberg Gruppen ASA	865,132	25,835,695
Mowi ASA	916,562	18,846,743
Norsk Hydro ASA	2,625,966	17,035,214
Orkla ASA	1,474,564	16,481,151
Salmar ASA	141,399	7,240,622
Telenor ASA	1,321,931	22,050,932
Var Energi ASA	1,801,560	6,162,720
Vend Marketplaces ASA, A Shares	145,731	5,647,966
Vend Marketplaces ASA, B Shares	188,552	6,887,179
Yara International ASA	344,695	12,545,965
		252,117,025

Poland 0.3%
Allegro.eu SA *	1,473,510	14,765,833
Bank Polska Kasa Opieki SA	371,924	18,703,881
Dino Polska SA *	1,035,669	12,912,111
KGHM Polska Miedz SA *	297,489	10,449,955
LPP SA	2,720	12,876,314
mBank SA *	24,974	6,018,872
ORLEN SA	1,227,203	26,194,970
Powszechna Kasa Oszczednosci Bank Polski SA	1,817,253	35,408,481
Powszechny Zaklad Ubezpieczen SA	1,180,564	19,620,449
Santander Bank Polska SA	83,973	11,660,676
		168,611,542

Portugal 0.2%
Banco Comercial Portugues SA, Class R	18,923,860	16,036,869
EDP Renovaveis SA	681,935	8,013,975
EDP SA	6,396,605	28,354,117
Galp Energia SGPS SA	881,983	17,137,189
Jeronimo Martins SGPS SA	587,069	14,526,649
		84,068,799

Republic of Korea 4.0%
Alteogen, Inc. *	83,488	26,333,025
Amorepacific Corp.	58,481	5,060,431
Amorepacific Holdings Corp.	48,876	956,250
BGF retail Co. Ltd.	15,162	1,279,268
BNK Financial Group, Inc.	581,092	6,018,863
Celltrion Pharm, Inc. *	41,819	1,555,146
Celltrion, Inc.	316,091	38,105,989
Cheil Worldwide, Inc.	131,582	1,873,997
CJ CheilJedang Corp.	14,990	2,469,131
CJ Corp.	24,295	2,794,296
CJ Logistics Corp.	14,914	895,752
CosmoAM&T Co. Ltd. *	48,556	1,496,583
Coway Co. Ltd.	107,808	8,080,269
DB Insurance Co. Ltd.	89,134	8,456,590
Dongsuh Cos., Inc.	60,188	1,179,732
Doosan Bobcat, Inc. *	93,680	3,598,282
Doosan Enerbility Co. Ltd. *	933,143	41,413,360
SECURITY	NUMBER OF SHARES	VALUE ($)
Ecopro BM Co. Ltd. *	106,668	9,299,163
Ecopro Co. Ltd.	203,027	7,389,438
Ecopro Materials Co. Ltd. *	65,055	2,363,084
E-MART, Inc.	37,014	1,903,615
F&F Co. Ltd.	46,355	2,217,304
Green Cross Corp.	18,029	1,681,972
GS Engineering & Construction Corp.	121,147	1,626,912
GS Holdings Corp.	104,955	3,434,960
GS Retail Co. Ltd.	59,053	688,545
Hana Financial Group, Inc.	585,946	34,644,676
Hanjin Kal Corp.	64,024	5,148,630
Hankook Tire & Technology Co. Ltd.	140,976	4,071,344
Hanmi Pharm Co. Ltd.	14,428	3,144,531
Hanmi Science Co. Ltd.	47,044	1,389,071
Hanmi Semiconductor Co. Ltd.	88,522	5,539,589
Hanon Systems *	314,517	808,774
Hanwha Aerospace Co. Ltd.	72,722	46,240,783
Hanwha Corp.	57,660	3,475,568
Hanwha Life Insurance Co. Ltd. *	663,394	1,495,947
Hanwha Ocean Co. Ltd. *	212,477	17,117,370
Hanwha Solutions Corp.	251,048	5,119,375
Hanwha Vision Co. Ltd. *	67,639	2,593,173
HD Hyundai Co. Ltd.	84,965	8,378,854
HD Hyundai Electric Co. Ltd.	47,447	16,808,234
HD Hyundai Heavy Industries Co. Ltd.	46,294	17,315,504
HD Hyundai Marine Solution Co. Ltd.	28,619	4,384,713
HD Hyundai Mipo	47,431	6,976,903
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	94,292	27,570,364
Hite Jinro Co. Ltd.	59,755	820,946
HL Mando Co. Ltd.	62,358	1,601,281
HLB, Inc. *	265,689	7,214,357
HMM Co. Ltd.	627,982	9,982,667
Hotel Shilla Co. Ltd. *	59,126	1,994,612
HYBE Co. Ltd. *	44,575	9,201,960
Hyundai Autoever Corp.	13,748	1,736,485
Hyundai Engineering & Construction Co. Ltd.	157,868	7,051,683
Hyundai Glovis Co. Ltd.	79,915	10,599,767
Hyundai Marine & Fire Insurance Co. Ltd. *	108,090	2,169,186
Hyundai Mobis Co. Ltd.	124,781	28,586,764
Hyundai Motor Co.	286,761	45,378,472
Hyundai Steel Co.	187,488	4,328,980
iM Financial Group Co. Ltd.	303,128	2,989,308
Industrial Bank of Korea	543,485	7,435,414
Kakao Corp.	650,875	29,260,700
Kakao Games Corp. *	77,638	904,125
KakaoBank Corp.	414,923	7,356,844
Kakaopay Corp. *	60,357	2,596,187
Kangwon Land, Inc.	203,190	2,638,072
KB Financial Group, Inc.	773,099	60,168,539
KCC Corp.	6,882	1,970,175
KEPCO Plant Service & Engineering Co. Ltd.	40,340	1,459,523
Kia Corp.	508,315	38,683,494
Korea Aerospace Industries Ltd.	151,882	10,400,407
Korea Electric Power Corp.	550,776	14,400,797
Korea Gas Corp.	48,673	1,384,655
Korea Investment Holdings Co. Ltd.	84,234	8,143,175
Korea Zinc Co. Ltd.	10,110	5,970,372
Korean Air Lines Co. Ltd.	400,983	6,850,096
Krafton, Inc. *	59,603	14,040,628
KT&G Corp.	222,465	21,554,422
See financial notes
18
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kumho Petrochemical Co. Ltd.	31,297	2,467,291
L&F Co. Ltd. *	47,184	2,239,989
LG Chem Ltd.	97,134	19,388,373
LG Corp.	173,032	9,272,350
LG Display Co. Ltd. *	663,538	5,727,356
LG Electronics, Inc.	221,362	11,766,698
LG Energy Solution Ltd. *	88,226	22,338,106
LG H&H Co. Ltd.	20,336	4,322,451
LG Innotek Co. Ltd.	35,504	4,318,451
LG Uplus Corp.	406,522	4,342,278
Lotte Chemical Corp.	35,034	1,600,186
Lotte Corp.	49,059	1,030,407
Lotte Shopping Co. Ltd.	21,536	1,023,938
LS Corp.	34,965	4,466,667
LS Electric Co. Ltd.	31,230	6,390,890
Meritz Financial Group, Inc.	162,979	14,829,594
Mirae Asset Securities Co. Ltd.	417,707	5,753,706
Misto Holdings Corp.	58,505	1,756,939
NAVER Corp.	315,849	48,731,962
NCSoft Corp.	29,535	4,312,609
Netmarble Corp.	40,833	1,759,322
NH Investment & Securities Co. Ltd.	276,324	3,861,878
NongShim Co. Ltd.	8,626	2,543,902
Orion Corp.	40,888	3,170,456
Otoki Corp.	2,455	677,211
Pan Ocean Co. Ltd.	469,942	1,316,615
Pearl Abyss Corp. *	96,764	2,275,981
Posco DX Co. Ltd.	105,021	1,695,897
POSCO Future M Co. Ltd. *	64,078	6,512,657
POSCO Holdings, Inc.	150,465	30,899,304
Posco International Corp.	89,381	3,085,983
S-1 Corp.	36,331	2,093,230
Samsung Biologics Co. Ltd. *	38,723	27,881,117
Samsung C&T Corp.	160,010	19,312,842
Samsung Card Co. Ltd.	61,505	2,234,132
Samsung E&A Co. Ltd.	303,341	6,349,378
Samsung Electro-Mechanics Co. Ltd.	113,540	13,107,837
Samsung Electronics Co. Ltd.	9,930,191	497,848,813
Samsung Fire & Marine Insurance Co. Ltd.	66,502	21,238,546
Samsung Heavy Industries Co. Ltd. *	1,368,085	20,960,410
Samsung Life Insurance Co. Ltd.	165,383	17,023,059
Samsung SDI Co. Ltd.	127,805	19,029,408
Samsung SDS Co. Ltd.	81,134	8,596,323
Samsung Securities Co. Ltd.	139,581	6,907,515
Shinhan Financial Group Co. Ltd.	929,946	43,679,535
SK Biopharmaceuticals Co. Ltd. *	54,525	3,867,049
SK Bioscience Co. Ltd. *	45,571	1,548,808
SK Hynix, Inc.	1,144,346	221,419,942
SK IE Technology Co. Ltd. *	48,578	969,638
SK Innovation Co. Ltd.	133,413	9,682,699
SK Square Co. Ltd. *	188,031	20,152,217
SK, Inc.	98,206	14,622,292
SKC Co. Ltd. *	41,360	2,790,554
S-Oil Corp. *	90,861	3,940,959
Woori Financial Group, Inc.	1,456,424	25,980,446
Yuhan Corp.	114,200	9,323,287
		2,017,708,936

Singapore 1.2%
CapitaLand Ascendas REIT	7,298,224	15,472,462
CapitaLand Ascott Trust	4,323,091	2,982,023
CapitaLand Integrated Commercial Trust	11,866,806	21,088,322
CapitaLand Investment Ltd.	4,528,062	9,740,804
City Developments Ltd.	883,471	4,682,465
SECURITY	NUMBER OF SHARES	VALUE ($)
ComfortDelGro Corp. Ltd.	5,006,575	5,658,249
DBS Group Holdings Ltd.	4,257,430	167,642,528
Frasers Logistics & Commercial Trust	5,797,728	4,112,184
Genting Singapore Ltd.	12,576,589	7,057,790
Hutchison Port Holdings Trust, U Shares	10,171,956	2,186,971
Jardine Cycle & Carriage Ltd.	156,595	3,451,681
Keppel DC REIT	4,044,947	7,440,433
Keppel Ltd.	2,928,773	19,974,095
Keppel REIT	5,078,079	3,859,023
Mapletree Industrial Trust	4,352,873	6,989,025
Mapletree Logistics Trust	6,747,168	6,415,857
Mapletree Pan Asia Commercial Trust	4,427,806	4,762,566
Netlink NBN Trust	5,852,497	4,242,262
Olam Group Ltd.	2,281,231	1,795,825
Oversea-Chinese Banking Corp. Ltd.	6,986,597	91,157,938
SATS Ltd.	1,742,827	4,496,304
Seatrium Ltd.	4,284,900	7,815,016
Sembcorp Industries Ltd.	1,999,950	9,461,961
SIA Engineering Co. Ltd.	433,527	1,061,009
Singapore Airlines Ltd.	2,874,695	14,743,175
Singapore Exchange Ltd.	1,733,375	22,386,612
Singapore Technologies Engineering Ltd.	3,074,209	18,402,124
Singapore Telecommunications Ltd.	15,207,725	51,087,525
StarHub Ltd.	1,142,030	996,940
Suntec Real Estate Investment Trust	4,122,203	4,241,082
Thai Beverage PCL	15,983,700	5,730,711
United Overseas Bank Ltd.	2,609,741	71,579,724
UOL Group Ltd.	995,964	5,783,267
Venture Corp. Ltd.	520,556	5,509,860
Wilmar International Ltd.	3,960,651	9,106,719
		623,114,532

Spain 2.9%
Acciona SA	50,409	9,983,429
ACS Actividades de Construccion y Servicios SA	387,456	29,274,530
Aena SME SA	1,459,582	42,266,812
Amadeus IT Group SA	921,755	77,250,236
Banco Bilbao Vizcaya Argentaria SA	12,042,202	218,337,644
Banco de Sabadell SA	11,353,880	43,125,118
Banco Santander SA	32,022,492	305,855,699
Bankinter SA	1,349,864	20,137,296
CaixaBank SA	7,718,951	77,068,802
Cellnex Telecom SA *	1,196,246	42,552,246
Corp. ACCIONA Energias Renovables SA (a)	112,387	3,022,995
Endesa SA	662,041	20,178,885
Ferrovial SE	1,001,734	54,745,394
Grifols SA	645,534	9,120,060
Iberdrola SA	14,417,795	271,282,089
Industria de Diseno Textil SA	2,337,399	115,456,024
Mapfre SA	1,939,866	8,501,173
Merlin Properties Socimi SA	813,153	12,116,354
Naturgy Energy Group SA	209,293	6,638,887
Redeia Corp. SA	867,520	16,866,323
Repsol SA	2,412,868	39,567,899
Telefonica SA	8,590,744	46,033,909
		1,469,381,804

Swaziland 0.0%
Coca-Cola HBC AG	429,243	21,666,140

See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
19

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sweden 2.7%
AAK AB	380,665	10,930,087
AddTech AB, B Shares	484,457	16,970,747
Alfa Laval AB	555,891	25,280,986
Assa Abloy AB, B Shares	2,066,770	72,945,723
Atlas Copco AB, A Shares	5,371,933	85,691,696
Atlas Copco AB, B Shares	3,165,765	44,964,595
Axfood AB	244,094	7,697,198
Beijer Ref AB	906,133	15,402,074
Boliden AB *	600,040	20,652,018
Castellum AB	844,857	9,567,736
Epiroc AB, A Shares	1,371,573	28,631,037
Epiroc AB, B Shares	749,034	13,926,610
EQT AB	1,218,849	43,778,414
Essity AB, B Shares	1,232,943	33,291,630
Evolution AB	292,737	25,358,448
Fastighets AB Balder, B Shares *	1,481,128	10,530,254
Getinge AB, B Shares	485,500	10,626,988
H & M Hennes & Mauritz AB, B Shares	1,035,951	15,195,546
Hexagon AB, B Shares	4,366,214	48,592,670
Holmen AB, B Shares	163,240	6,352,979
Industrivarden AB, A Shares	247,782	9,852,594
Industrivarden AB, C Shares	318,618	12,669,256
Indutrade AB	558,212	13,881,514
Investment AB Latour, B Shares	280,912	7,125,144
Investor AB, A Shares	1,017,519	31,333,744
Investor AB, B Shares	3,708,617	114,145,347
L E Lundbergforetagen AB, B Shares	143,535	7,260,109
Lifco AB, B Shares	451,521	16,026,860
Nibe Industrier AB, B Shares	3,140,834	12,880,470
Saab AB, B Shares	757,662	42,837,372
Sagax AB, B Shares	432,365	9,363,444
Sagax AB, D Shares	327,949	1,186,583
Sandvik AB	2,180,655	55,080,483
Securitas AB, B Shares	1,023,444	15,649,983
Skandinaviska Enskilda Banken AB, A Shares	3,388,897	62,633,044
Skandinaviska Enskilda Banken AB, C Shares	5,327	98,593
Skanska AB, B Shares	695,598	17,253,914
SKF AB, B Shares	703,419	18,034,956
SSAB AB, A Shares	470,645	2,736,548
SSAB AB, B Shares	1,262,645	7,157,529
Svenska Cellulosa AB SCA, B Shares	1,232,515	16,757,220
Svenska Handelsbanken AB, A Shares	3,110,169	39,969,370
Svenska Handelsbanken AB, B Shares (a)	76,119	1,627,552
Sweco AB, B Shares	450,517	7,595,831
Swedbank AB, A Shares	1,709,470	48,072,946
Swedish Orphan Biovitrum AB *	409,959	12,438,158
Tele2 AB, B Shares	1,129,672	19,881,931
Telefonaktiebolaget LM Ericsson, B Shares	5,751,081	45,748,374
Telia Co. AB	4,878,166	18,191,248
Trelleborg AB, B Shares	441,369	17,065,307
Volvo AB, A Shares	425,594	13,056,396
Volvo AB, B Shares	3,281,738	100,850,681
Volvo Car AB, B Shares *(a)	1,291,182	2,688,471
		1,347,538,408

Switzerland 7.7%
ABB Ltd.	3,324,683	223,351,459
Adecco Group AG	337,866	10,824,566
Alcon AG	1,046,153	83,346,599
SECURITY	NUMBER OF SHARES	VALUE ($)
Amrize Ltd. *	1,103,625	57,650,094
Avolta AG *	177,724	10,226,831
Bachem Holding AG	60,847	4,839,280
Baloise Holding AG	87,780	22,784,021
Banque Cantonale Vaudoise	63,483	7,388,673
Barry Callebaut AG (a)	7,275	9,832,927
Belimo Holding AG	20,876	22,990,902
BKW AG	39,869	8,312,590
Chocoladefabriken Lindt & Spruengli AG	224	33,583,881
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	2,133	32,540,229
Cie Financiere Richemont SA, Class A	1,123,096	196,424,086
Clariant AG *	445,145	4,576,517
DKSH Holding AG	69,435	5,109,540
Emmi AG	5,407	5,048,022
EMS-Chemie Holding AG	15,605	11,981,312
Flughafen Zurich AG	39,121	11,955,883
Galderma Group AG	326,868	57,106,280
Geberit AG	70,241	51,530,285
Georg Fischer AG	172,717	13,812,172
Givaudan SA	16,219	68,403,767
Helvetia Holding AG	71,662	18,456,967
Holcim AG *	1,076,003	90,222,390
Julius Baer Group Ltd.	432,856	31,256,857
Kuehne & Nagel International AG	99,345	20,240,743
Logitech International SA	321,209	33,212,299
Lonza Group AG	149,420	106,027,332
Nestle SA	5,364,348	506,123,767
Novartis AG	3,957,838	501,063,628
Partners Group Holding AG	45,113	61,962,978
PSP Swiss Property AG	93,569	15,574,341
Roche Holding AG	1,490,071	485,408,274
Roche Holding AG, Bearer Shares	62,888	21,580,489
Sandoz Group AG	871,793	54,726,409
Schindler Holding AG	42,098	15,067,928
Schindler Holding AG, Participation Certificates	86,781	32,277,471
SGS SA	342,222	34,931,014
SIG Group AG *	668,183	10,594,930
Sika AG	339,517	78,819,102
Sonova Holding AG	105,436	30,731,549
Straumann Holding AG	228,546	26,834,598
Swatch Group AG	126,697	4,680,678
Swatch Group AG, Bearer Shares	56,702	10,257,523
Swiss Life Holding AG	59,515	64,352,619
Swiss Prime Site AG	164,807	22,935,409
Swiss Re AG	626,641	113,635,293
Swisscom AG	54,222	39,221,971
Temenos AG	116,407	10,357,972
UBS Group AG	6,769,075	274,304,047
VAT Group AG	55,454	18,141,137
Zurich Insurance Group AG	300,868	220,045,378
		3,906,665,009

United Kingdom 12.6%
3i Group PLC	2,005,118	108,875,308
Admiral Group PLC	531,899	26,057,241
Airtel Africa PLC	1,249,946	3,745,625
Anglo American PLC	2,271,406	69,906,884
Antofagasta PLC	716,964	20,777,634
Ashtead Group PLC	901,320	66,317,493
Associated British Foods PLC	612,893	17,885,862
AstraZeneca PLC	3,176,121	505,920,526
Auto Trader Group PLC	1,857,046	20,151,984
Aviva PLC	6,428,207	56,590,351
See financial notes
20
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
B&M European Value Retail SA	2,079,164	6,761,395
BAE Systems PLC	6,350,541	150,791,726
Barclays PLC	30,065,886	146,396,348
Barratt Redrow PLC	2,880,138	13,996,685
Beazley PLC	1,313,474	13,903,750
Berkeley Group Holdings PLC	200,342	9,744,195
BP PLC	33,809,054	197,373,454
British American Tobacco PLC	4,109,416	232,352,326
British Land Co. PLC	2,010,597	9,110,864
BT Group PLC	11,963,539	34,993,632
Bunzl PLC	687,794	23,249,689
Burberry Group PLC *	773,217	13,408,146
Centrica PLC	10,397,995	22,610,598
Coca-Cola Europacific Partners PLC	452,371	40,276,491
Compass Group PLC	3,580,427	121,513,887
Convatec Group PLC	3,465,480	11,077,700
Croda International PLC	292,695	9,917,776
DCC PLC	221,752	14,093,093
Diageo PLC	4,750,298	131,502,579
Diploma PLC	281,476	20,535,562
Endeavour Mining PLC	376,914	12,914,065
Entain PLC	1,252,890	14,862,057
Experian PLC	1,939,505	100,412,518
Fresnillo PLC	412,546	9,965,781
Glencore PLC *	22,757,515	89,841,399
GSK PLC	8,592,772	168,624,581
Haleon PLC	19,049,685	93,399,859
Halma PLC	794,357	35,287,346
Hikma Pharmaceuticals PLC	319,046	7,694,191
Hiscox Ltd.	719,782	12,690,623
Howden Joinery Group PLC	1,158,430	13,099,862
HSBC Holdings PLC	37,384,137	478,157,742
ICG PLC	582,182	17,162,675
IMI PLC	537,283	16,506,881
Imperial Brands PLC	1,635,713	68,994,021
Informa PLC	2,752,254	32,365,241
InterContinental Hotels Group PLC	310,364	37,537,286
International Consolidated Airlines Group SA	4,691,682	24,220,163
Intertek Group PLC	328,314	20,803,370
J Sainsbury PLC	3,674,949	14,865,330
JD Sports Fashion PLC	5,368,611	6,964,583
Kingfisher PLC	3,764,087	13,090,000
Land Securities Group PLC	1,556,400	11,649,370
Legal & General Group PLC	12,266,321	41,016,725
Lloyds Banking Group PLC	127,550,018	137,034,005
London Stock Exchange Group PLC	1,073,904	133,018,339
M&G PLC	4,931,302	17,662,118
Marks & Spencer Group PLC	4,288,031	20,010,213
Melrose Industries PLC	2,642,402	20,991,703
Metlen Energy & Metals PLC *	224,260	14,358,545
Mondi PLC	903,277	12,710,179
National Grid PLC	10,346,263	145,514,308
NatWest Group PLC	16,678,827	115,058,251
Next PLC	244,418	39,477,916
NMC Health PLC *(c)	136,583	0
Pearson PLC	1,400,645	20,380,519
Persimmon PLC	666,286	9,568,975
Phoenix Group Holdings PLC	1,557,189	14,337,672
Prudential PLC	5,530,826	73,872,374
Reckitt Benckiser Group PLC	1,440,600	107,631,650
RELX PLC	3,905,610	181,834,213
Rentokil Initial PLC	5,330,435	26,286,149
Rightmove PLC	1,701,331	17,083,072
Rio Tinto PLC	2,200,395	137,999,414
Rolls-Royce Holdings PLC	18,005,007	260,284,632
RS Group PLC	1,055,025	8,053,463
Sage Group PLC	2,080,281	30,536,776
SECURITY	NUMBER OF SHARES	VALUE ($)
Schroders PLC	1,600,599	8,217,460
Segro PLC	2,898,029	24,549,448
Severn Trent PLC	548,333	19,157,744
Shell PLC	12,696,201	467,253,268
Smith & Nephew PLC	1,905,766	35,609,281
Smiths Group PLC	697,250	22,193,984
Smurfit WestRock PLC	1,100,155	51,814,667
Spirax Group PLC	153,230	15,102,212
SSE PLC	2,352,389	54,982,781
St. James's Place PLC	1,099,537	18,851,370
Standard Chartered PLC	4,020,221	75,280,867
Taylor Wimpey PLC	7,512,825	9,717,804
Tesco PLC	13,836,450	79,018,427
Unilever PLC	5,223,127	328,277,976
UNITE Group PLC	864,686	8,154,274
United Utilities Group PLC	1,449,583	22,522,282
Vodafone Group PLC	41,315,760	49,322,253
Weir Group PLC	536,457	17,858,586
Whitbread PLC	386,342	16,415,875
Wise PLC, Class A *	1,477,174	21,035,058
WPP PLC	2,219,923	11,723,979
		6,362,728,555
Total Common Stocks (Cost $34,936,785,712)		49,962,215,468

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.2%
Bayerische Motoren Werke AG	120,174	11,506,284
FUCHS SE	138,148	6,633,024
Henkel AG & Co. KGaA	343,956	29,011,383
Volkswagen AG	437,917	51,042,886
		98,193,577

Italy 0.0%
Telecom Italia SpA - RSP *	10,016,214	5,411,787

Republic of Korea 0.2%
Amorepacific Corp.	28,325	825,148
CJ CheilJedang Corp.	493	49,149
Hanwha Corp.	37,754	957,259
Hyundai Motor Co.	47,228	5,605,193
Hyundai Motor Co. 2nd	77,094	9,427,067
LG Chem Ltd.	16,146	1,585,275
LG Electronics, Inc.	41,986	1,102,312
LG H&H Co. Ltd.	3,290	274,275
Samsung Electronics Co. Ltd.	1,713,246	69,749,846
Samsung Fire & Marine Insurance Co. Ltd.	6,016	1,425,839
Samsung SDI Co. Ltd.	2,947	272,390
		91,273,753

Spain 0.0%
Grifols SA, B Shares	491,564	4,864,800
Total Preferred Stocks (Cost $194,821,735)		199,743,917

See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
21

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

Italy 0.0%
Telecom Italia SpA
expires 09/12/25, strike EUR 0.29 *(c)	23,048,274	27
expires 09/12/25, strike EUR 0.33 *(c)	10,080,398	12

		39
Total Rights (Cost $0)		39

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	31,758	160,531
Total Warrants (Cost $0)		160,531

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)	33,562,596	33,562,596
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)(e)	108,847,530	108,847,530
		142,410,126
Total Short-Term Investments (Cost $142,410,126)		142,410,126

Total Investments in Securities (Cost $35,274,017,573)		50,304,530,081

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/19/25	2,039	277,416,145	4,496,760

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $102,904,962.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
EUR —	Euro

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	25.3%
Industrials	18.1%
Consumer Discretionary	9.5%
Health Care	9.4%
Information Technology	9.4%
Consumer Staples	7.2%
Materials	6.4%
Energy	4.5%
Communication Services	4.1%
Utilities	3.2%
Real Estate	2.3%
Short-Term Investments	0.3%
Total	99.7%

(a)	Excludes derivatives.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$39,415,161,858	$—	$—	$39,415,161,858
Australia	3,208,225,099	—	1,277,163	3,209,502,262
Hong Kong	974,822,793	—	0 *	974,822,793
United Kingdom	6,362,728,555	—	0 *	6,362,728,555
Preferred Stocks[1]	199,743,917	—	—	199,743,917
See financial notes
22
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Rights
Italy	$—	$—	$39	$39
Warrants
Canada	—	—	160,531	160,531
Short-Term Investments[1]	142,410,126	—	—	142,410,126
Futures Contracts[2]	4,496,760	—	—	4,496,760
Total	$50,307,589,108	$—	$1,437,733	$50,309,026,841

*	Level 3 amount shown includes securities determined to have no value at August 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
23

Schwab International Equity ETF
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $35,274,017,573) including securities on loan of $102,904,962		$50,304,530,081
Cash		71,387
Foreign currency, at value (cost $43,698,262)		43,846,944
Deposit with broker for futures contracts		19,928,358
Receivables:
Dividends		93,357,177
Foreign tax reclaims		91,174,694
Investments sold		4,500,447
Income from securities on loan	+	497,147
Total assets		50,557,906,235

Liabilities
Collateral held for securities on loan		108,847,530
Payables:
Variation margin on futures contracts		1,743,344
Management fees		1,267,356
Investments bought	+	1,220,072
Total liabilities		113,078,302
Net assets		$50,444,827,933

Net Assets by Source
Capital received from investors		$37,712,381,362
Total distributable earnings	+	12,732,446,571
Net assets		$50,444,827,933

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$50,444,827,933		2,214,600,000		$22.78

See financial notes
24
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETF
Statement of Operations

For the period September 1, 2024 through August 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $122,878,487)		$1,294,179,796
Other Interest		590,058
Interest received from securities - unaffiliated issuers		159,770
Securities on loan, net	+	3,811,457
Total investment income		1,298,741,081

Expenses
Management fees		22,875,171
Professional fees	+	242,445 [1]
Total expenses		23,117,616
Expense reduction	–	242,445 [1]
Net expenses	–	22,875,171
Net investment income		1,275,865,910

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(215,863,936)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		367,530,716
Net realized gains on futures contracts		29,572,591
Net realized gains on foreign currency transactions	+	4,850,050
Net realized gains		186,089,421
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		5,223,203,908
Net change in unrealized appreciation (depreciation) on futures contracts		(5,481,366)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	3,915,451
Net change in unrealized appreciation (depreciation)		5,221,637,993
Net realized and unrealized gains		5,407,727,414
Increase in net assets resulting from operations		$6,683,593,324

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 3 for additional information).

See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
25

Schwab International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/24-8/31/25		9/1/23-8/31/24
Net investment income		$1,275,865,910	$1,005,339,845
Net realized gains (losses)		186,089,421	(327,754,100)
Net change in unrealized appreciation (depreciation)	+	5,221,637,993	5,669,803,001
Increase in net assets resulting from operations		$6,683,593,324	$6,347,388,746

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,203,655,940 )	($997,314,650 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		206,000,000	$4,117,017,522	239,400,000	$4,437,896,284
Shares redeemed	+	(30,800,000)	(692,236,335)	—	—
Net transactions in fund shares		175,200,000	$3,424,781,187	239,400,000	$4,437,896,284

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,039,400,000	$41,540,109,362	1,800,000,000	$31,752,138,982
Total increase	+	175,200,000	8,904,718,571	239,400,000	9,787,970,380
End of period		2,214,600,000	$50,444,827,933	2,039,400,000	$41,540,109,362

[1]
For the period ended August 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
26
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21
Per-Share Data
Net asset value at beginning of period	$37.83	$34.02	$31.67	$43.21	$33.20
Income (loss) from investment operations:
Net investment income (loss)[1]	1.11	0.93	0.96	0.93	0.72
Net realized and unrealized gains (losses)	6.66	3.85	2.12	(11.45)	10.11
Total from investment operations	7.77	4.78	3.08	(10.52)	10.83
Less distributions:
Distributions from net investment income	(1.26)	(0.97)	(0.73)	(1.02)	(0.82)
Net asset value at end of period	$44.34	$37.83	$34.02	$31.67	$43.21
Total return	21.38%	14.46%	9.87%	(24.85%)	33.01%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.10%[2]	0.11%	0.11%	0.11%[3]	0.11%
Net investment income (loss)	2.93%	2.70%	2.95%	2.49%	1.87%
Portfolio turnover rate[4]	16%	14%	15%	18%	22%
Net assets, end of period (x 1,000,000)	$4,793	$4,267	$3,767	$3,383	$3,832

[1]	Calculated based on the average shares outstanding during the period.
[2]
Effective June 10, 2025, the annual operating expense ratio was reduced to 0.08%. The ratio presented for the period ended August 31, 2025, is a blended ratio (see financial note 3 for additional information).

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
27

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Australia 6.7%
Abacus Group	774,224	620,744
Abacus Storage King	836,371	777,315
Accent Group Ltd.	796,362	740,131
Alkane Resources Ltd. *	909,152	624,792
Alpha HPA Ltd. *	1,503,294	949,469
Amotiv Ltd.	232,106	1,485,713
Amplitude Energy Ltd. *	4,647,438	760,437
Arafura Rare Earths Ltd. *	4,596,586	586,651
ARB Corp. Ltd.	136,546	3,574,774
Arena REIT	710,967	1,884,578
AUB Group Ltd.	212,848	4,671,031
Audinate Group Ltd. *(a)	127,369	393,473
Aurelia Metals Ltd. *	2,297,994	323,368
Aussie Broadband Ltd.	432,174	1,462,375
Austal Ltd. *	644,657	3,278,380
Australian Clinical Labs Ltd.	350,769	654,298
Australian Ethical Investment Ltd.	163,071	801,542
Australian Finance Group Ltd.	368,508	675,328
Bapcor Ltd.	595,112	1,550,213
Bega Cheese Ltd.	475,556	1,814,596
Bellevue Gold Ltd. *	2,757,617	1,552,180
Boss Energy Ltd. *	730,611	934,851
BrainChip Holdings Ltd. *	3,106,205	416,767
Bravura Solutions Ltd.	528,953	775,487
Breville Group Ltd. (a)	182,781	4,035,125
Brickworks Ltd.	149,314	3,490,773
BWP Property Group Ltd.	1,008,418	2,343,034
Capricorn Metals Ltd. *	692,123	4,634,133
Catapult Sports Ltd. *	354,960	1,447,362
Cedar Woods Properties Ltd.	117,846	577,705
Centuria Capital Group	1,234,651	2,004,036
Centuria Industrial REIT	1,144,896	2,517,763
Centuria Office REIT	932,398	759,767
Chalice Mining Ltd. *(a)	599,148	701,935
Champion Iron Ltd.	680,936	2,005,527
Charter Hall Long Wale REIT	1,255,073	3,754,005
Charter Hall Retail REIT	1,049,275	2,884,352
Charter Hall Social Infrastructure REIT	644,303	1,425,333
Clarity Pharmaceuticals Ltd. *(a)	414,318	808,090
Clinuvel Pharmaceuticals Ltd. (a)	78,385	546,377
Codan Ltd.	186,141	3,762,088
Collins Foods Ltd.	203,168	1,292,502
Corporate Travel Management Ltd. (b)	220,728	2,321,576
Credit Corp. Group Ltd.	116,469	1,257,778
Cromwell Property Group	2,561,001	745,898
Data#3 Ltd.	256,026	1,543,311
Deep Yellow Ltd. *	1,626,253	1,931,854
Dexus Industria REIT	598,177	1,100,134
Dicker Data Ltd.	156,324	934,127
DigiCo Infrastructure REIT	694,360	1,413,366
DroneShield Ltd. *	1,461,114	3,155,787
Eagers Automotive Ltd.	284,077	5,140,920
Elders Ltd.	342,884	1,669,667
Emerald Resources NL *	940,978	2,327,989
EML Payments Ltd. *	667,902	493,970
ESG Minerals *(b)	98,343	0
EVT Ltd.	212,277	1,950,651
Fineos Corp. Ltd. *	311,558	611,744
Firefinch Ltd. *(b)	2,051,119	0
FleetPartners Group Ltd. *	411,366	759,254
G8 Education Ltd.	1,276,092	709,922
GDI Property Group Partnership	765,281	343,100
SECURITY	NUMBER OF SHARES	VALUE ($)
Generation Development Group Ltd.	602,209	2,719,606
Genesis Minerals Ltd. *	1,933,743	5,708,012
Gold Road Resources Ltd.	1,925,143	4,221,020
GrainCorp Ltd., Class A	372,410	1,947,501
Growthpoint Properties Australia Ltd.	488,784	793,375
Guzman y Gomez Ltd. *(a)	84,776	1,400,464
GWA Group Ltd.	376,189	620,464
Hansen Technologies Ltd.	323,330	1,261,252
Healius Ltd.	1,194,448	672,319
HealthCo REIT	812,771	393,649
Helia Group Ltd.	494,159	1,795,020
HMC Capital Ltd.	536,591	1,352,115
HomeCo Daily Needs REIT	3,225,374	2,839,305
HUB24 Ltd.	141,760	10,118,795
Imdex Ltd.	902,961	1,784,784
Infomedia Ltd.	675,294	740,316
Ingenia Communities Group	730,933	2,822,534
Inghams Group Ltd.	683,744	1,212,753
Integral Diagnostics Ltd.	577,137	1,099,212
IperionX Ltd. *	468,988	2,035,096
IPH Ltd.	411,738	1,231,535
IRESS Ltd.	330,521	1,886,363
Johns Lyng Group Ltd.	400,888	1,023,287
Judo Capital Holdings Ltd. *	1,872,373	2,089,423
Jumbo Interactive Ltd.	104,237	833,686
Karoon Energy Ltd.	1,328,394	1,530,204
Kelsian Group Ltd.	326,296	1,063,532
Kogan.com Ltd.	139,328	367,496
Leo Lithium Ltd. (b)	1,797,999	260,477
Lifestyle Communities Ltd. (a)	173,669	645,625
Liontown Resources Ltd. *	3,639,073	2,238,867
Lovisa Holdings Ltd.	112,021	3,162,927
Maas Group Holdings Ltd.	264,444	773,661
Macquarie Technology Group Ltd. *	23,674	946,722
Mayne Pharma Group Ltd. *	114,121	386,159
McMillan Shakespeare Ltd.	105,081	1,347,312
Megaport Ltd. *	279,808	3,010,728
Mesoblast Ltd. *	1,681,718	2,399,492
Monadelphous Group Ltd.	169,821	2,386,344
Myer Holdings Ltd.	2,201,997	958,403
MyState Ltd.	312,376	877,091
Nanosonics Ltd. *	472,554	1,385,604
National Storage REIT	2,256,599	3,559,435
Navigator Global Investments Ltd.	412,697	578,036
Neuren Pharmaceuticals Ltd. *	198,641	2,471,500
nib holdings Ltd.	884,687	4,446,932
Nick Scali Ltd.	138,110	2,194,742
Nickel Industries Ltd.	3,492,746	1,600,201
Nine Entertainment Co. Holdings Ltd.	2,488,260	2,719,705
Novonix Ltd. *(a)	985,473	367,645
NRW Holdings Ltd.	772,115	1,940,541
Nufarm Ltd. *	592,903	942,974
Nuix Ltd. *	404,531	704,276
Omni Bridgeway Ltd. *	450,084	475,747
oOh!media Ltd.	962,093	1,057,879
Opthea Ltd. *(b)	2,276,227	303,917
Paladin Energy Ltd. *	696,583	3,578,921
Perenti Ltd.	1,488,550	2,299,244
Perseus Mining Ltd.	2,520,241	6,235,101
PEXA Group Ltd. *	248,376	2,493,702
Pinnacle Investment Management Group Ltd.	297,540	4,181,066
Platinum Asset Management Ltd. (a)	945,616	495,125
PolyNovo Ltd. *	1,115,562	960,128
PPK Mining Equipment Group Pty. Ltd. *(b)	78,953	1,452
Praemium Ltd.	729,124	381,769
Premier Investments Ltd.	165,501	2,419,878
See financial notes
28
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PWR Holdings Ltd.	149,887	763,226
Ramelius Resources Ltd.	3,185,749	6,609,680
Redox Ltd.	315,930	504,534
Regal Partners Ltd.	282,978	498,212
Regis Healthcare Ltd.	267,193	1,372,791
Regis Resources Ltd. *	1,293,779	3,844,373
Reliance Worldwide Corp. Ltd.	1,407,394	3,859,574
Resolute Mining Ltd. *	3,478,942	1,468,644
Ridley Corp. Ltd.	513,437	1,041,738
Rural Funds Trust	661,857	842,546
Sandfire Resources Ltd. *	838,297	6,869,290
Select Harvests Ltd. *	252,429	634,425
Service Stream Ltd.	1,015,429	1,382,364
Sigma Healthcare Ltd.	7,945,154	16,224,322
Silex Systems Ltd. *	348,822	947,462
SiteMinder Ltd. *	449,213	2,031,608
SmartGroup Corp. Ltd.	226,137	1,339,460
Solvar Ltd.	259,906	300,241
SRG Global Ltd.	1,040,542	1,338,233
St Barbara Ltd. *	2,016,962	462,036
Stanmore Resources Ltd.	574,240	700,942
Star Entertainment Group Ltd. *	4,630,275	318,204
Strike Energy Ltd. *	4,271,824	321,529
Super Retail Group Ltd.	280,550	3,453,891
Superloop Ltd. *	868,383	1,636,867
Tabcorp Holdings Ltd.	4,048,455	2,596,719
Temple & Webster Group Ltd. *	176,117	2,754,919
Tuas Ltd. *	326,596	1,673,718
Tyro Payments Ltd. *	849,236	689,223
Vault Minerals Ltd. *	12,382,672	4,335,885
Ventia Services Group Pty. Ltd.	1,469,142	5,230,850
Viva Energy Group Ltd.	2,032,796	2,873,804
Vulcan Energy Resources Ltd. *(a)	279,980	758,642
Vulcan Steel Ltd. (c)	119,654	510,604
Vulcan Steel Ltd. *(b)(c)	13,295	56,734
Waypoint REIT Ltd.	1,195,655	2,073,774
WEB Travel Group Ltd. *	611,288	1,768,389
Webjet Group Ltd. *	667,895	395,609
Weebit Nano Ltd. *	380,092	704,020
West African Resources Ltd. *(b)	1,958,104	3,896,000
Westgold Resources Ltd. *	1,684,455	3,792,516
Zip Co. Ltd. *	2,186,265	6,095,678
		320,435,170

Austria 1.2%
Agrana Beteiligungs AG	18,537	249,522
AT&S Austria Technologie & Systemtechnik AG *(a)	48,093	1,145,559
BAWAG Group AG *	143,392	18,546,352
CA Immobilien Anlagen AG	50,537	1,386,559
CPI Europe AG *(a)	60,247	1,315,181
DO & Co. AG	14,029	3,727,553
EVN AG	66,531	1,822,264
Lenzing AG *	33,000	1,021,671
Oesterreichische Post AG	60,970	2,055,323
Palfinger AG	24,779	1,070,241
Porr AG	32,454	1,126,326
SBO AG	19,837	633,884
Strabag SE	31,194	2,866,236
UNIQA Insurance Group AG	206,494	2,992,260
Vienna Insurance Group AG Wiener Versicherung Gruppe	63,994	3,318,290
voestalpine AG	218,042	7,222,672
Wienerberger AG	195,031	6,793,723
		57,293,616

SECURITY	NUMBER OF SHARES	VALUE ($)
Belgium 1.6%
Aedifica SA	88,049	6,765,976
Azelis Group NV	324,561	4,839,907
Barco NV	106,519	1,749,267
Bekaert SA	56,947	2,559,607
bpost SA *	173,315	433,117
Cofinimmo SA	70,637	6,320,931
Colruyt Group NV	50,434	2,218,459
Deme Group NV	12,471	1,900,569
Fagron	115,227	2,798,618
Financiere de Tubize SA	35,338	6,609,826
Gimv NV	43,822	2,259,485
KBC Ancora	69,580	5,391,551
Kinepolis Group NV	24,719	986,635
Melexis NV	37,570	2,972,755
Montea NV	37,778	3,020,167
Ontex Group NV *	114,623	873,422
Proximus SADP	238,116	2,063,882
Retail Estates NV	22,191	1,802,634
Shurgard Self Storage Ltd.	58,084	2,284,373
Solvay SA	133,887	4,403,683
Tessenderlo Group SA	35,990	1,097,390
Umicore SA	347,892	5,432,148
Vastned NV	19,535	651,673
VGP NV	23,949	2,733,149
Xior Student Housing NV	66,221	2,344,728
		74,513,952

Canada 22.6%
Air Canada *	293,353	4,166,491
Alamos Gold, Inc., Class A	768,363	23,415,498
Algonquin Power & Utilities Corp.	1,407,949	8,162,915
Allied Properties Real Estate Investment Trust	229,624	3,110,824
AltaGas Ltd.	547,186	16,224,875
ARC Resources Ltd.	1,079,355	20,778,144
Aritzia, Inc. *	174,750	10,465,017
Atco Ltd., Class I	138,531	5,074,274
AtkinsRealis Group, Inc.	320,651	22,056,361
ATS Corp. *	151,766	4,202,734
B2Gold Corp.	2,332,389	9,632,285
Bausch Health Cos., Inc. *	543,912	4,025,016
Baytex Energy Corp.	1,221,997	2,714,659
BlackBerry Ltd. *	1,071,048	4,111,164
Boardwalk Real Estate Investment Trust	74,782	3,835,645
Bombardier, Inc., Class B *	159,373	18,637,918
Boralex, Inc., Class A	188,997	3,975,551
Boyd Group Services, Inc.	39,659	6,513,210
Brookfield Infrastructure Corp., Class A	219,311	8,833,460
Brookfield Renewable Corp. (a)	247,303	8,337,999
BRP, Inc.	59,203	3,726,949
CAE, Inc. *	586,584	15,820,828
Canadian Apartment Properties REIT	297,694	9,215,190
Canadian Tire Corp. Ltd., Class A	94,898	11,836,762
Canfor Corp. *	95,641	906,986
Capital Power Corp.	257,889	10,757,349
Capstone Copper Corp. *	1,015,284	7,261,800
Cargojet, Inc.	14,166	1,040,460
Celestica, Inc. *	213,198	41,538,632
Centerra Gold, Inc.	390,368	3,187,316
Chartwell Retirement Residences	508,858	6,864,088
Choice Properties Real Estate Investment Trust	514,907	5,441,786
Cogeco Communications, Inc.	19,954	934,224
Colliers International Group, Inc.	80,139	13,235,382
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
29

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Definity Financial Corp.	169,020	8,739,379
Descartes Systems Group, Inc. *	157,592	15,754,035
Dream Industrial Real Estate Investment Trust	519,573	4,639,619
Eldorado Gold Corp. *	374,940	9,298,741
Element Fleet Management Corp.	742,303	19,788,259
Emera, Inc.	548,851	26,148,326
Enghouse Systems Ltd.	77,906	1,297,724
Equinox Gold Corp. *	1,226,028	10,724,787
Finning International, Inc.	248,902	10,322,648
First Capital Real Estate Investment Trust	386,826	5,449,007
First Majestic Silver Corp.	792,183	7,252,806
First National Financial Corp.	34,181	1,200,486
First Quantum Minerals Ltd. *	1,257,231	22,041,262
FirstService Corp.	74,404	14,983,766
GFL Environmental, Inc.	503,361	25,187,298
Gibson Energy, Inc.	299,526	5,678,766
Gildan Activewear, Inc.	273,173	14,918,614
Granite Real Estate Investment Trust	113,840	6,487,375
H&R Real Estate Investment Trust	479,052	4,242,887
Hudbay Minerals, Inc.	725,045	8,702,969
iA Financial Corp., Inc.	171,744	18,482,229
IAMGOLD Corp. *	998,128	9,298,268
IGM Financial, Inc.	147,250	5,281,030
Ivanhoe Mines Ltd., Class A *	1,376,597	12,172,248
Keyera Corp.	420,075	13,538,963
Kinaxis, Inc. *	51,208	7,070,542
Kinross Gold Corp.	2,265,440	47,373,016
Lightspeed Commerce, Inc. *	252,256	3,119,784
Linamar Corp.	72,212	3,943,666
Lundin Gold, Inc.	181,472	11,162,322
Lundin Mining Corp.	1,259,285	14,574,485
Maple Leaf Foods, Inc.	138,484	3,643,281
MEG Energy Corp.	466,696	9,602,798
Methanex Corp.	124,198	4,412,672
NexGen Energy Ltd. *	965,342	7,600,675
North West Co., Inc.	89,313	3,282,519
Northland Power, Inc. (a)	480,347	7,784,494
Novagold Resources, Inc. *	452,980	3,098,061
OceanaGold Corp.	427,869	7,822,216
Onex Corp.	109,906	9,405,991
Open Text Corp.	480,850	15,907,504
OR Royalties, Inc.	341,660	10,981,795
Pan American Silver Corp.	658,448	22,343,925
Paramount Resources Ltd., Class A	134,544	2,001,084
Parex Resources, Inc.	180,808	2,278,290
Parkland Corp.	255,703	7,237,422
PrairieSky Royalty Ltd.	430,099	7,540,320
Premium Brands Holdings Corp.	75,131	5,169,070
Primaris Real Estate Investment Trust	181,627	1,986,990
Quebecor, Inc., Class B	97,894	2,975,430
RB Global, Inc. (a)	341,062	39,078,235
RioCan Real Estate Investment Trust	546,746	7,359,238
Russel Metals, Inc.	104,705	3,172,532
Saputo, Inc.	452,363	11,327,608
SmartCentres Real Estate Investment Trust	242,814	4,768,029
South Bow Corp.	381,783	10,583,533
SSR Mining, Inc. *	376,344	7,264,005
Stantec, Inc.	209,903	22,822,623
Stella-Jones, Inc.	102,770	5,855,034
Superior Plus Corp.	427,822	2,262,273
TFI International, Inc.	146,019	13,838,809
TMX Group Ltd.	506,659	20,241,266
Topaz Energy Corp.	211,256	3,854,447
Torex Gold Resources, Inc. *	156,400	5,218,460
Toromont Industries Ltd.	150,216	15,710,343
SECURITY	NUMBER OF SHARES	VALUE ($)
TransAlta Corp.	497,833	6,117,078
Transcontinental, Inc., Class A	140,100	2,077,596
Vermilion Energy, Inc.	276,226	2,086,357
West Fraser Timber Co. Ltd.	98,030	7,142,956
Westshore Terminals Investment Corp.	59,409	1,113,797
Whitecap Resources, Inc.	2,247,506	16,926,481
Winpak Ltd.	44,315	1,349,833
WSP Global, Inc.	239,901	48,869,596
		1,083,031,765

Denmark 2.0%
ALK-Abello AS *	241,270	7,611,984
Alm Brand AS	1,317,304	3,676,822
Ambu AS, Class B	246,529	3,720,791
Bavarian Nordic AS *	143,927	5,339,782
Chemometec AS	30,919	2,525,979
D/S Norden AS	32,552	1,162,781
Dfds AS *	49,938	783,065
FLSmidth & Co. AS	89,190	6,092,150
GN Store Nord AS *	239,318	4,338,102
Gubra AS (a)	9,684	569,750
ISS AS	279,173	8,168,675
Jyske Bank AS	79,090	8,495,300
Netcompany Group AS *	77,439	2,950,751
NKT AS *	99,457	9,474,323
NTG Nordic Transport Group AS, Class A *	30,978	891,852
Ringkjoebing Landbobank AS	46,268	10,461,948
Royal Unibrew AS	91,609	7,081,930
Scandinavian Tobacco Group AS, A Shares	83,088	1,179,107
Schouw & Co. AS	21,934	2,036,133
Sydbank AS	93,893	7,137,767
TORM PLC, Class A (a)	107,549	2,307,061
UIE PLC	22,692	1,008,770
		97,014,823

Finland 1.1%
Citycon OYJ	154,351	650,765
Finnair OYJ *	182,247	669,398
Hiab OYJ, B shares	67,049	4,418,471
Huhtamaki OYJ	159,339	5,662,330
Kalmar OYJ, B Shares	66,414	3,056,641
Kemira OYJ	209,656	4,849,149
Kojamo OYJ *	284,625	3,488,117
Konecranes OYJ	118,399	9,756,454
Mandatum OYJ	743,937	5,114,950
Metsa Board OYJ, B Shares	270,355	991,756
Nokian Renkaat OYJ (a)	224,172	2,109,642
Outokumpu OYJ	596,369	2,452,947
QT Group OYJ *	31,836	1,753,645
Revenio Group OYJ	37,919	1,058,562
Sanoma OYJ	119,141	1,494,952
Terveystalo OYJ	136,126	1,685,769
TietoEVRY OYJ	181,066	3,382,525
Tokmanni Group Corp.	89,996	975,451
YIT OYJ *	245,628	930,374
		54,501,898

France 3.6%
Air France-KLM *	222,519	3,494,050
Altarea SCA	12,015	1,426,044
Alten SA	53,263	4,108,491
Antin Infrastructure Partners SA	107,033	1,428,216
Aramis Group SAS *	29,130	187,532
See financial notes
30
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ARGAN SA	29,308	2,219,534
Beneteau SACA	65,684	641,974
Carmila SA *	97,652	1,965,988
Coface SA	185,814	3,499,498
Derichebourg SA	146,036	1,022,192
Elior Group SA *	234,339	688,477
Elis SA	330,779	9,059,935
Equasens	9,738	521,473
Eramet SA	14,939	891,791
Esso SA Francaise	3,866	440,297
Etablissements Maurel et Prom SA	94,377	561,179
Eutelsat Communications SACA *(a)	168,106	610,965
Fnac Darty SA	18,829	649,059
Forvia SE *	296,335	3,950,736
Gaztransport Et Technigaz SA	64,039	11,948,246
GL Events SACA	18,210	651,167
ICADE	82,535	2,003,633
ID Logistics Group SACA *	5,617	2,695,626
Imerys SA	61,018	1,559,847
Interparfums SA	44,026	1,625,332
IPSOS SA	62,370	2,591,644
JCDecaux SE	129,807	2,235,023
Lagardere SA	18,922	454,038
LISI SA	27,093	1,439,741
Manitou BF SA	18,304	403,215
Mercialys SA	171,867	2,180,686
Mersen SA	38,441	1,091,133
Metropole Television SA	89,719	1,382,011
Nexans SA	66,282	10,101,314
Nexity SA *	97,428	984,160
Opmobility	97,833	1,577,996
OVH Groupe SA *	28,969	345,525
Peugeot Invest SA	9,141	826,004
Planisware SA	34,007	730,823
Pluxee NV	154,377	3,144,149
Quadient SA	47,815	894,360
Remy Cointreau SA	39,561	2,426,442
Rubis SCA	143,017	4,734,110
SES SA, Class A	675,613	4,721,105
Societe BIC SA	35,475	2,217,354
SOITEC *	46,214	1,917,073
Sopra Steria Group	25,400	4,715,288
SPIE SA	267,117	14,801,341
Technip Energies NV	271,902	12,564,952
Television Francaise 1 SA	146,511	1,446,527
Trigano SA	14,770	2,607,073
Ubisoft Entertainment SA *	172,647	1,889,074
Valeo SE	385,433	4,671,650
Vallourec SACA	299,336	5,371,213
Verallia SA	40,144	1,151,219
Vicat SACA	28,794	2,015,461
Virbac SACA	7,493	2,938,136
Viridien *	12,772	834,936
Vivendi SE *	1,221,907	4,370,819
Voltalia SA *	67,882	540,697
VusionGroup	12,627	3,168,810
Wavestone	13,563	779,486
Worldline SA *(a)	447,174	1,486,504
X-Fab Silicon Foundries SE *(a)	94,954	774,671
		170,377,045

Germany 4.0%
1&1 AG	46,566	1,114,637
Adesso SE	6,475	659,372
Adtran Networks SE	32,330	794,687
AIXTRON SE	211,534	3,103,672
Aroundtown SA *	1,314,102	5,211,272
SECURITY	NUMBER OF SHARES	VALUE ($)
Atoss Software SE	16,579	1,991,026
Aurubis AG (a)	55,385	6,288,328
Auto1 Group SE *	201,996	6,833,008
Befesa SA	68,676	2,205,771
Bilfinger SE	65,797	6,819,711
CANCOM SE	44,417	1,193,172
Ceconomy AG *	240,006	1,250,125
Dermapharm Holding SE	25,794	993,313
Deutsche Beteiligungs AG (a)	19,891	587,881
Deutsche EuroShop AG	19,282	419,794
Deutsche Pfandbriefbank AG	250,649	1,550,538
Deutz AG	242,695	2,525,422
Douglas AG *	60,673	863,576
Duerr AG	89,509	2,221,129
Eckert & Ziegler SE	80,460	1,626,461
Elmos Semiconductor SE	10,746	1,026,380
Energiekontor AG	11,656	594,168
Evotec SE *	271,473	1,906,554
flatexDEGIRO AG	138,009	4,565,106
Freenet AG	218,285	7,286,932
Gerresheimer AG	63,374	3,198,609
GFT Technologies SE	30,580	627,825
Grand City Properties SA	125,188	1,614,788
Grenke AG	47,256	932,579
HelloFresh SE *	284,560	2,517,399
Hensoldt AG	111,092	11,527,439
Hornbach Holding AG & Co. KGaA	18,613	2,265,797
HUGO BOSS AG	77,230	3,804,839
Hypoport SE *	7,882	1,317,456
Indus Holding AG	33,438	878,674
IONOS Group SE *	91,394	4,081,159
Jenoptik AG	92,587	1,842,342
K&S AG	328,951	4,447,178
Kloeckner & Co. SE	102,223	704,750
Kontron AG (a)	68,782	1,967,648
Krones AG	24,624	3,787,261
KWS Saat SE & Co. KGaA	18,998	1,443,191
Lanxess AG	148,916	4,225,181
Nagarro SE	12,128	746,700
Nordex SE *	231,203	5,656,021
Norma Group SE	57,087	1,062,443
Patrizia SE	66,840	581,295
Pfeiffer Vacuum Technology AG	6,093	1,121,128
PNE AG (a)	63,358	1,030,831
ProSiebenSat.1 Media SE	220,399	2,173,456
Redcare Pharmacy NV *	28,282	2,694,671
RENK Group AG	131,132	9,582,378
Salzgitter AG	41,713	1,087,822
Schaeffler AG	357,168	2,470,764
Schott Pharma AG & Co. KGaA	62,929	1,679,411
Secunet Security Networks AG	2,940	664,853
SGL Carbon SE *(a)	91,006	360,579
Siltronic AG	18,579	772,008
Sixt SE	23,135	2,289,573
SMA Solar Technology AG *	26,807	711,016
Springer Nature AG & Co. KGaA	47,865	1,254,982
Stabilus SE	46,217	1,279,394
STRATEC SE	12,950	412,297
Stroeer SE & Co. KGaA	57,500	2,793,105
Suedzucker AG (a)	104,906	1,230,380
TAG Immobilien AG	309,109	5,535,723
Takkt AG	43,370	243,670
TeamViewer SE *	233,926	2,482,090
thyssenkrupp AG	908,138	9,596,540
Thyssenkrupp Nucera AG & Co. KGaA *(a)	59,188	628,365
TUI AG *	822,671	8,423,765
United Internet AG	130,221	4,161,165
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
31

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Verbio SE (a)	35,843	445,134
Vossloh AG	18,025	1,776,473
Wacker Neuson SE	51,427	1,510,902
Wuestenrot & Wuerttembergische AG	35,988	588,050
		191,863,134

Hong Kong 1.0%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (a)	472,238	554,872
Cafe de Coral Holdings Ltd.	567,911	512,120
CARsgen Therapeutics Holdings Ltd. *	652,389	1,933,104
CGN Mining Co. Ltd.	6,291,435	2,235,455
China Animal Healthcare Ltd. *(b)	192,752	0
China Travel International Investment Hong Kong Ltd. (a)	3,373,752	653,471
Chow Sang Sang Holdings International Ltd.	673,149	1,157,051
CITIC Resources Holdings Ltd.	6,177,142	316,945
CITIC Telecom International Holdings Ltd.	2,800,668	926,868
Cowell e Holdings, Inc. *(a)	461,861	2,049,859
Dah Sing Financial Holdings Ltd.	337,772	1,533,781
Deep Source Holdings Ltd. *	9,067,302	965,368
Envision Greenwise Holdings Ltd. *	750,545	805,821
Everest Medicines Ltd. *(a)	401,481	3,272,782
Fortune Real Estate Investment Trust	2,738,275	1,693,014
Giordano International Ltd.	2,016,539	403,522
Guotai Junan International Holdings Ltd. (a)	4,441,232	3,361,182
HKBN Ltd.	1,944,024	1,259,301
Huabao International Holdings Ltd.	1,712,169	926,820
IGG, Inc.	1,432,883	869,378
K Wah International Holdings Ltd.	1,953,385	553,754
LK Technology Holdings Ltd. (a)	928,677	639,699
Luk Fook Holdings International Ltd.	605,443	1,890,298
Melco International Development Ltd. *	1,562,689	1,068,406
MH Development NPV *(b)	459,925	0
Mongolian Mining Corp. *(a)	920,972	1,040,780
Pacific Basin Shipping Ltd.	8,274,117	2,313,741
Prosperity REIT	2,052,277	371,186
Realord Group Holdings Ltd. *	766,750	1,158,606
SmarTone Telecommunications Holdings Ltd.	621,628	372,378
Stella International Holdings Ltd.	1,076,000	2,327,053
SUNeVision Holdings Ltd.	1,169,434	1,144,555
Sunlight Real Estate Investment Trust	1,922,126	542,427
Superb Summit International Group Ltd. *(b)	1,120,000	0
Truly International Holdings Ltd.	2,941,385	452,762
United Laboratories International Holdings Ltd.	1,778,561	3,499,699
Value Partners Group Ltd.	1,898,834	696,610
Vitasoy International Holdings Ltd.	1,165,706	1,365,200
Vobile Group Ltd. *	2,995,916	2,551,727
VSTECS Holdings Ltd.	1,038,976	1,454,008
		48,873,603

Ireland 0.1%
Cairn Homes PLC	1,093,228	2,821,569
Dalata Hotel Group PLC	328,541	2,449,629
		5,271,198

SECURITY	NUMBER OF SHARES	VALUE ($)
Israel 1.7%
Alony Hetz Properties & Investments Ltd.	295,836	3,361,220
Ashtrom Group Ltd.	88,495	1,804,006
AudioCodes Ltd.	44,201	413,391
Aura Investments Ltd.	276,079	1,704,573
Bet Shemesh Engines Holdings 1997 Ltd. *	12,493	2,330,473
Cellcom Israel Ltd. *	198,162	1,794,659
Clal Insurance Enterprises Holdings Ltd.	118,647	6,080,368
Danel Adir Yeoshua Ltd.	8,522	1,207,509
Delek Automotive Systems Ltd.	94,739	735,919
Delta Galil Ltd.	19,984	1,043,849
Elco Ltd.	17,195	917,190
Electra Ltd.	3,844	2,286,367
Equital Ltd. *	41,680	1,830,676
FIBI Holdings Ltd.	31,982	2,422,162
Formula Systems 1985 Ltd.	17,264	2,215,458
Fox Wizel Ltd.	15,069	1,409,333
G City Ltd.	199,187	755,762
Hilan Ltd.	29,137	2,302,525
IDI Insurance Co. Ltd.	14,175	997,681
Isracard Ltd.	359,769	1,447,875
Israel Canada TR Ltd.	288,958	1,244,112
Kenon Holdings Ltd.	35,986	1,697,864
Matrix IT Ltd.	59,702	2,097,438
Mega Or Holdings Ltd.	40,532	1,972,944
Migdal Insurance & Financial Holdings Ltd.	883,511	3,183,181
Next Vision Stabilized Systems Ltd.	111,304	4,622,483
Oil Refineries Ltd.	3,877,739	962,319
One Software Technologies Ltd.	82,068	1,999,097
OPC Energy Ltd. *	216,526	3,419,564
OY Nofar Energy Ltd. *	42,175	1,335,406
Partner Communications Co. Ltd.	225,423	2,106,927
Paz Retail & Energy Ltd.	16,450	3,102,066
Perion Network Ltd. *	81,934	758,696
Priortech Ltd. *	15,184	775,419
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	15,454	1,404,678
Reit 1 Ltd.	353,069	2,562,074
Sapiens International Corp. NV	57,178	2,443,000
Sella Capital Real Estate Ltd.	387,193	1,187,783
Shikun & Binui Ltd. *	591,911	2,610,422
Summit Real Estate Holdings Ltd.	73,134	1,419,144
Tel Aviv Stock Exchange Ltd.	151,028	3,513,172
YH Dimri Construction & Development Ltd.	15,943	1,739,904
		83,218,689

Italy 2.3%
ACEA SpA	78,610	1,860,502
Anima Holding SpA	42,694	307,586
Ariston Holding NV	183,245	957,475
Arnoldo Mondadori Editore SpA	226,085	549,112
Azimut Holding SpA	199,727	7,167,707
Banca Generali SpA	102,103	5,946,894
Banca IFIS SpA	53,159	1,437,342
Banca Popolare di Sondrio SpA	159,883	2,309,345
BFF Bank SpA *	325,742	4,266,533
Brembo NV	259,300	2,871,210
Carel Industries SpA	83,813	2,285,802
Cementir Holding NV	74,568	1,225,437
Credito Emiliano SpA	129,737	2,040,960
Danieli & C Officine Meccaniche SpA	17,700	828,714
See financial notes
32
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
De' Longhi SpA	126,669	4,439,085
El.En. SpA	85,612	1,182,464
Enav SpA	463,702	2,282,861
ERG SpA	97,411	2,355,644
Fincantieri SpA *	173,336	4,130,835
GVS SpA *	145,146	767,068
Intercos SpA	97,296	1,359,786
Iren SpA	1,121,961	3,390,824
Italmobiliare SpA	29,862	997,921
Iveco Group NV	354,669	7,628,196
Juventus Football Club SpA *(a)	183,737	631,428
Lottomatica Group SpA	464,833	12,633,697
Maire SpA	260,047	3,756,110
MARR SpA	59,799	676,849
MFE-MediaForEurope NV, Class A	289,725	1,055,351
MFE-MediaForEurope NV, Class B	97,095	516,197
Moltiply Group SpA	25,145	1,364,183
Piaggio & C SpA (a)	300,462	702,326
RAI Way SpA	169,075	1,195,329
Rizzoli Corriere Della Sera Mediagroup SpA	249,095	290,982
Saipem SpA	2,364,207	6,641,528
Salvatore Ferragamo SpA *	115,708	636,821
Sanlorenzo SpA	24,821	948,580
Sesa SpA	13,002	1,128,477
SOL SpA	67,153	4,063,753
Tamburi Investment Partners SpA	175,923	1,684,408
Technogym SpA	224,175	3,828,369
Technoprobe SpA *	261,209	2,066,837
Tinexta SpA (a)	34,996	596,828
Webuild SpA	856,274	3,858,733
Zignago Vetro SpA	58,466	561,162
		111,427,251

Japan 18.1%
& ST HD Co. Ltd.	44,926	925,599
77 Bank Ltd.	126,657	4,924,807
A&D HOLON Holdings Co. Ltd.	47,533	649,097
ADEKA Corp.	155,617	3,502,906
Aeon Hokkaido Corp.	76,405	475,629
Ai Holdings Corp.	67,435	1,184,504
Aichi Financial Group, Inc.	65,431	1,304,832
Aichi Steel Corp.	67,578	1,331,539
Aida Engineering Ltd.	97,769	614,615
Aiful Corp.	547,296	1,755,671
Ain Holdings, Inc.	50,192	2,090,066
Aiphone Co. Ltd.	21,288	405,534
Airman Corp.	40,147	575,306
Aisan Industry Co. Ltd.	67,059	896,099
Aizawa Securities Group Co. Ltd.	35,476	342,619
Akatsuki, Inc.	17,245	352,123
Akita Bank Ltd.	31,971	767,565
Alconix Corp.	47,021	693,666
Alpen Co. Ltd. (a)	26,748	432,304
Altech Corp.	32,470	644,203
Anest Iwata Corp.	66,432	716,692
Anicom Holdings, Inc.	118,970	731,687
Anritsu Corp.	229,089	2,720,359
Anycolor, Inc. (a)	51,322	1,667,331
AOKI Holdings, Inc.	57,702	703,467
Aoyama Trading Co. Ltd.	79,135	1,321,028
Appier Group, Inc.	123,744	1,302,968
Arata Corp.	47,139	979,220
ARCLANDS Corp.	89,526	1,103,641
Arcs Co. Ltd.	78,563	1,615,939
ARE Holdings, Inc.	134,420	1,881,376
Argo Graphics, Inc.	25,705	825,466
SECURITY	NUMBER OF SHARES	VALUE ($)
Ariake Japan Co. Ltd.	33,531	1,381,662
Arisawa Manufacturing Co. Ltd.	56,530	621,031
Artience Co. Ltd.	64,384	1,352,798
Asahi Diamond Industrial Co. Ltd.	85,834	475,865
Asahi Yukizai Corp.	23,813	729,027
Asanuma Corp.	125,255	729,392
ASKA Pharmaceutical Holdings Co. Ltd.	37,059	618,386
ASKUL Corp.	66,053	681,562
Atom Corp. *(a)	205,008	911,767
Autobacs Seven Co. Ltd.	111,251	1,183,545
Avant Group Corp.	37,241	386,804
Avex, Inc.	59,345	513,320
Awa Bank Ltd.	60,651	1,433,400
Axial Retailing, Inc.	119,414	938,558
AZ-COM MARUWA Holdings, Inc.	97,632	790,631
Bando Chemical Industries Ltd.	43,544	594,624
Bank of Iwate Ltd.	27,848	707,462
Bank of Nagoya Ltd.	24,298	1,679,719
Bank of Saga Ltd.	27,505	546,822
Bank of the Ryukyus Ltd.	70,140	632,968
Base Co. Ltd.	13,472	332,614
Belc Co. Ltd.	21,260	1,067,163
Bell System24 Holdings, Inc.	57,010	513,702
Belluna Co. Ltd.	84,621	579,221
BML, Inc.	41,933	1,015,303
Broadleaf Co. Ltd.	110,746	570,984
BRONCO BILLY Co. Ltd.	19,359	499,715
Bunka Shutter Co. Ltd.	105,500	1,874,677
C Uyemura & Co. Ltd.	19,048	1,360,896
CAC Holdings Corp.	17,848	256,856
Canon Electronics, Inc.	31,987	571,441
Cawachi Ltd.	21,450	409,643
Central Automotive Products Ltd.	75,729	968,114
Central Glass Co. Ltd.	39,674	911,968
Change Holdings, Inc.	56,538	455,924
Chiba Kogyo Bank Ltd.	94,081	970,766
Chiyoda Co. Ltd.	49,535	405,187
Chiyoda Corp. *	313,030	859,194
Chiyoda Integre Co. Ltd.	16,194	347,428
Chofu Seisakusho Co. Ltd.	37,788	476,387
Chori Co. Ltd.	20,609	545,316
Chubu Shiryo Co. Ltd.	47,003	556,385
Chubu Steel Plate Co. Ltd.	28,015	424,351
Chudenko Corp.	56,518	1,491,621
Chugoku Marine Paints Ltd.	76,854	1,855,593
Citizen Watch Co. Ltd.	396,392	2,740,255
CKD Corp.	104,532	1,757,092
CMK Corp.	133,250	330,346
COLOPL, Inc.	113,595	404,633
Colowide Co. Ltd. (a)	164,737	2,191,257
Comforia Residential REIT, Inc.	1,199	2,547,849
Computer Engineering & Consulting Ltd.	44,238	699,010
Comture Corp.	39,970	467,961
Cosel Co. Ltd.	43,560	365,213
CRE Logistics REIT, Inc.	1,083	1,147,725
Create Restaurants Holdings, Inc. (a)	418,834	2,267,822
Create SD Holdings Co. Ltd.	49,285	1,154,711
CTI Engineering Co. Ltd.	37,814	759,757
Curves Holdings Co. Ltd.	83,687	473,652
Cybozu, Inc.	39,482	1,028,562
Dai Nippon Toryo Co. Ltd.	43,542	381,669
Dai-Dan Co. Ltd.	53,875	2,124,545
Daido Metal Co. Ltd.	86,037	537,347
Daiei Kankyo Co. Ltd.	64,889	1,487,155
Daihen Corp.	34,852	1,865,736
Daiichi Jitsugyo Co. Ltd.	38,763	716,518
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
33

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Daiichikosho Co. Ltd.	125,488	1,442,695
Daiki Aluminium Industry Co. Ltd.	48,110	378,785
Daikokutenbussan Co. Ltd.	11,083	563,869
Daikyonishikawa Corp.	74,848	385,391
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	25,989	679,705
Daio Paper Corp.	173,896	1,035,145
Daiseki Co. Ltd.	76,328	1,858,489
Daishi Hokuetsu Financial Group, Inc.	146,015	3,958,043
Daito Pharmaceutical Co. Ltd.	48,863	408,010
Daiwa Industries Ltd.	46,373	532,188
Daiwabo Holdings Co. Ltd.	159,065	3,405,015
DCM Holdings Co. Ltd.	171,143	1,721,629
DeNA Co. Ltd.	138,143	2,105,193
Denyo Co. Ltd.	29,202	565,842
Digital Arts, Inc.	18,978	1,000,441
Digital Garage, Inc.	49,318	1,232,740
Dip Corp.	57,115	913,373
DKS Co. Ltd.	15,442	592,123
Doshisha Co. Ltd.	37,774	671,481
Doutor Nichires Holdings Co. Ltd.	52,130	911,410
DTS Corp.	60,959	2,167,247
Duskin Co. Ltd.	69,232	1,852,631
DyDo Group Holdings, Inc.	31,851	534,954
Eagle Industry Co. Ltd.	47,637	819,230
Earth Corp.	28,199	996,784
EDION Corp.	139,733	1,925,284
eGuarantee, Inc.	60,779	615,552
Ehime Bank Ltd.	58,561	481,411
Eiken Chemical Co. Ltd.	55,369	919,014
Eizo Corp.	59,412	908,023
Elecom Co. Ltd.	82,122	1,033,621
EM Systems Co. Ltd.	59,965	308,351
en Japan, Inc.	47,489	571,194
Enplas Corp.	11,860	420,845
eRex Co. Ltd.	70,355	341,652
ES-Con Japan Ltd.	67,909	468,992
ESCON Japan REIT Investment Corp.	612	529,365
ESPEC Corp.	32,933	765,988
euglena Co. Ltd. *	185,890	573,527
Exedy Corp.	44,670	1,621,598
FCC Co. Ltd.	60,710	1,300,412
Feed One Co. Ltd.	39,908	307,685
Ferrotec Corp.	76,807	2,040,165
FIDEA Holdings Co. Ltd.	32,396	350,603
Financial Partners Group Co. Ltd.	100,892	1,693,845
First Bank of Toyama Ltd.	111,417	988,771
Fixstars Corp.	43,394	562,430
France Bed Holdings Co. Ltd.	42,025	362,647
Fudo Tetra Corp.	24,158	433,881
Fuji Co. Ltd.	56,472	771,935
Fuji Corp.	143,690	2,706,451
Fuji Kyuko Co. Ltd.	69,956	1,019,621
Fuji Seal International, Inc.	70,663	1,393,287
Fujibo Holdings, Inc.	19,045	831,455
Fujicco Co. Ltd.	37,959	419,598
Fujimi, Inc.	96,479	1,376,629
Fujio Food Group, Inc.	46,506	357,604
Fujita Kanko, Inc.	15,175	1,213,380
Fujiya Co. Ltd.	19,594	338,966
Fukuda Corp. (a)	11,192	448,976
Fukuda Denshi Co. Ltd.	26,774	1,230,884
Fukui Bank Ltd.	33,850	458,327
Fukui Computer Holdings, Inc.	16,645	375,809
Fukuoka REIT Corp.	1,330	1,671,275
Fukuyama Transporting Co. Ltd.	44,824	1,071,563
FULLCAST Holdings Co. Ltd.	26,887	325,226
Funai Soken Holdings, Inc.	68,271	1,177,800
SECURITY	NUMBER OF SHARES	VALUE ($)
Furukawa Co. Ltd.	44,409	852,943
Furuno Electric Co. Ltd.	47,136	1,813,849
Furuya Metal Co. Ltd.	29,661	501,202
Fuso Chemical Co. Ltd.	34,297	1,095,542
Futaba Industrial Co. Ltd.	103,086	668,400
Future Corp.	71,515	1,114,431
G-7 Holdings, Inc.	30,284	277,625
Gakken Holdings Co. Ltd.	63,722	451,360
Galilei Co. Ltd.	45,061	1,126,333
Genki Global Dining Concepts Corp.	19,481	455,762
Genky DrugStores Co. Ltd.	27,159	837,938
Geo Holdings Corp.	41,993	474,772
Gift Holdings, Inc.	19,834	412,688
giftee, Inc.	32,335	305,677
Giken Ltd.	28,978	287,560
Global One Real Estate Investment Corp.	1,723	1,733,268
GLOBERIDE, Inc.	34,675	559,476
Glory Ltd.	91,322	2,385,288
GMO Financial Holdings, Inc.	61,168	414,938
Godo Steel Ltd.	16,900	477,102
Goldcrest Co. Ltd.	27,087	621,714
GREE Holdings, Inc.	122,884	373,276
G-Tekt Corp.	37,746	508,764
GungHo Online Entertainment, Inc.	74,530	1,409,128
Gunze Ltd.	54,490	1,391,708
H.U. Group Holdings, Inc.	107,881	2,696,566
H2O Retailing Corp.	159,404	2,262,543
Hakuto Co. Ltd.	18,582	500,540
Halows Co. Ltd.	18,348	641,071
Hamakyorex Co. Ltd.	110,894	1,138,207
Hankyu Hanshin REIT, Inc.	1,153	1,345,199
Hanwa Co. Ltd.	58,938	2,557,024
Happinet Corp.	27,250	1,286,174
Hazama Ando Corp.	265,382	3,098,006
Health Care & Medical Investment Corp.	654	533,623
Heiwa Real Estate Co. Ltd.	73,510	1,136,007
Heiwa Real Estate REIT, Inc.	1,761	1,806,277
Heiwado Co. Ltd.	61,925	1,198,222
Hibiya Engineering Ltd.	25,254	790,343
Hiday Hidaka Corp. (a)	53,020	1,345,135
HI-LEX Corp.	39,391	766,223
Hioki EE Corp.	18,502	764,905
Hirata Corp.	44,254	551,574
HIS Co. Ltd.	89,677	911,276
Hisaka Works Ltd.	36,473	339,827
Hochiki Corp.	29,957	730,435
Hogy Medical Co. Ltd.	33,647	1,209,986
Hokkaido Electric Power Co., Inc. (a)	376,447	2,989,526
Hokkaido Gas Co. Ltd.	121,836	564,267
Hokkan Holdings Ltd.	16,845	239,553
Hokkoku Financial Holdings, Inc.	34,139	1,434,617
Hokuetsu Corp. (a)	196,554	1,369,486
Hokuhoku Financial Group, Inc.	203,936	5,205,872
Hokuriku Electric Power Co.	324,380	2,000,739
Hokuto Corp.	41,110	524,707
Honeys Holdings Co. Ltd.	27,265	280,403
Hoosiers Holdings Co. Ltd.	44,383	388,134
Hoshino Resorts REIT, Inc.	991	1,882,444
Hosiden Corp.	85,617	1,341,182
Hosokawa Micron Corp.	25,805	1,001,795
Hulic Reit, Inc.	2,273	2,568,300
Hyakugo Bank Ltd.	396,994	2,255,018
Hyakujushi Bank Ltd.	41,400	1,407,022
Ichibanya Co. Ltd. (a)	125,094	828,138
Ichigo Office REIT Investment Corp.	1,694	1,111,066
Ichigo, Inc.	326,174	968,581
See financial notes
34
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ichiyoshi Securities Co. Ltd.	60,942	336,203
Icom, Inc.	16,184	317,122
Idec Corp.	50,538	841,927
IDOM, Inc.	107,005	733,894
Iino Kaiun Kaisha Ltd.	158,478	1,293,081
I'll, Inc.	18,595	357,652
Imperial Hotel Ltd. (a)	94,357	645,863
Inaba Denki Sangyo Co. Ltd.	91,865	2,601,564
Inabata & Co. Ltd.	84,455	1,990,222
Ines Corp.	32,623	396,831
Infomart Corp.	363,665	923,869
Insource Co. Ltd.	88,637	577,129
Intage Holdings, Inc.	24,566	297,318
Inui Global Logistics Co. Ltd.	35,096	385,321
Iriso Electronics Co. Ltd.	29,969	596,012
Ise Chemicals Corp. (a)	3,316	615,207
Ishihara Sangyo Kaisha Ltd.	53,276	896,974
Istyle, Inc.	115,551	492,661
Itochu Enex Co. Ltd.	87,267	1,150,682
Itochu-Shokuhin Co. Ltd.	8,744	598,517
Itoki Corp.	84,217	1,346,784
Iwaki Co. Ltd.	19,119	321,374
J Trust Co. Ltd.	108,838	329,127
JAC Recruitment Co. Ltd.	128,739	962,748
Jaccs Co. Ltd.	60,183	1,760,504
JAFCO Group Co. Ltd.	94,650	1,661,250
Japan Aviation Electronics Industry Ltd.	84,207	1,452,725
Japan Elevator Service Holdings Co. Ltd.	131,401	3,463,456
Japan Excellent, Inc.	2,047	2,039,681
Japan Investment Adviser Co. Ltd.	46,164	598,018
Japan Lifeline Co. Ltd.	93,883	926,521
Japan Material Co. Ltd.	123,206	1,257,024
Japan Petroleum Exploration Co. Ltd.	260,107	2,152,426
Japan Pulp & Paper Co. Ltd.	160,790	761,104
Japan Securities Finance Co. Ltd.	140,906	1,767,743
Japan Transcity Corp.	84,591	682,720
Japan Wool Textile Co. Ltd.	94,890	1,035,340
JBCC Holdings, Inc.	103,223	966,672
JCR Pharmaceuticals Co. Ltd.	126,174	533,656
JCU Corp.	34,746	1,016,408
JDC Corp.	104,024	347,868
JINS Holdings, Inc.	22,235	1,206,967
JM Holdings Co. Ltd.	24,149	469,904
J-Oil Mills, Inc.	30,667	424,419
Joshin Denki Co. Ltd.	38,209	652,409
Joyful Honda Co. Ltd.	87,777	1,273,985
JP-Holdings, Inc.	78,650	333,188
JSB Co. Ltd.	15,772	419,477
JSP Corp.	19,419	258,171
Juroku Financial Group, Inc.	55,009	2,045,627
JVCKenwood Corp.	268,457	2,267,234
K&O Energy Group, Inc.	24,669	546,053
Kaga Electronics Co. Ltd.	71,876	1,696,239
Kaken Pharmaceutical Co. Ltd.	56,217	1,456,875
Kameda Seika Co. Ltd.	27,746	783,294
Kamei Corp.	33,861	655,426
Kanaden Corp.	20,354	271,017
Kanadevia Corp.	304,384	2,054,449
Kanagawa Chuo Kotsu Co. Ltd.	13,284	333,401
Kanamoto Co. Ltd.	56,381	1,347,845
Kanematsu Corp.	150,269	3,194,208
Kanto Denka Kogyo Co. Ltd.	95,455	555,209
Kappa Create Co. Ltd. (a)	41,131	445,697
Kasumigaseki Capital Co. Ltd. (a)	25,328	1,597,393
Katakura Industries Co. Ltd.	34,744	655,007
Katitas Co. Ltd.	92,839	1,705,342
SECURITY	NUMBER OF SHARES	VALUE ($)
Kato Sangyo Co. Ltd.	39,412	1,543,463
Kawada Technologies, Inc.	26,968	747,555
KeePer Technical Laboratory Co. Ltd.	24,539	564,067
Keihanshin Building Co. Ltd.	58,973	630,197
Keiyo Bank Ltd.	198,824	1,641,237
Key Coffee, Inc.	34,911	471,741
KH Neochem Co. Ltd.	57,030	1,091,076
Kisoji Co. Ltd. (a)	45,902	768,759
Kissei Pharmaceutical Co. Ltd.	59,430	1,750,620
Ki-Star Real Estate Co. Ltd.	16,078	571,614
Kitz Corp.	128,592	1,318,106
Kiyo Bank Ltd.	99,891	1,977,750
Koa Corp.	64,557	508,717
Koatsu Gas Kogyo Co. Ltd.	57,555	419,437
Kohnan Shoji Co. Ltd.	31,402	852,287
Kojima Co. Ltd.	52,424	400,968
Komatsu Matere Co. Ltd.	46,266	243,580
KOMEDA Holdings Co. Ltd.	82,199	1,699,125
Komeri Co. Ltd.	45,712	1,036,751
Komori Corp.	77,263	812,492
Konishi Co. Ltd.	93,358	827,235
Konoike Transport Co. Ltd.	55,189	1,283,640
Kosaido Holdings Co. Ltd.	116,842	352,535
Koshidaka Holdings Co. Ltd.	91,334	858,443
KPP Group Holdings Co. Ltd.	80,678	450,577
Krosaki Harima Corp.	32,498	911,914
Kumagai Gumi Co. Ltd.	55,980	1,811,034
Kumiai Chemical Industry Co. Ltd.	147,773	845,424
Kura Sushi, Inc.	38,307	986,211
Kurabo Industries Ltd.	26,595	1,382,052
Kureha Corp.	68,145	1,777,595
Kurimoto Ltd.	20,979	1,121,642
KYB Corp.	68,223	1,772,660
Kyodo Printing Co. Ltd.	36,557	385,426
Kyoei Steel Ltd.	38,621	600,260
Kyokuto Kaihatsu Kogyo Co. Ltd.	58,182	1,092,114
Kyokuto Securities Co. Ltd.	44,991	491,201
Kyokuyo Co. Ltd.	19,115	608,634
Kyorin Pharmaceutical Co. Ltd.	72,800	753,163
Kyoritsu Maintenance Co. Ltd.	111,825	2,554,477
Kyosan Electric Manufacturing Co. Ltd.	95,205	344,314
LEC, Inc.	34,992	283,845
Leopalace21 Corp.	294,458	1,395,830
Life Corp.	71,428	1,197,237
Lifedrink Co., Inc.	89,668	1,598,237
Lintec Corp.	74,937	1,765,926
LITALICO, Inc.	38,705	355,350
M&A Capital Partners Co. Ltd.	26,667	570,301
M&A Research Institute Holdings, Inc. *	47,610	444,241
Maeda Kosen Co. Ltd.	82,254	1,004,471
Makino Milling Machine Co. Ltd.	38,261	3,007,199
Management Solutions Co. Ltd.	18,671	194,054
Mandom Corp.	63,960	618,581
Mani, Inc.	127,351	1,072,932
Mars Group Holdings Corp.	23,749	510,322
Marudai Food Co. Ltd.	36,024	480,892
Maruha Nichiro Corp.	76,483	1,715,886
MARUKA FURUSATO Corp.	31,831	493,643
Marusan Securities Co. Ltd.	113,403	742,246
Maruzen Showa Unyu Co. Ltd.	25,404	1,261,333
Matsuda Sangyo Co. Ltd.	26,568	693,944
Matsuya Co. Ltd. (a)	68,839	564,027
Matsuyafoods Holdings Co. Ltd.	16,677	790,546
Max Co. Ltd.	64,436	2,488,351
Maxell Ltd.	71,330	1,007,583
Maxvalu Tokai Co. Ltd.	20,657	462,874
MCJ Co. Ltd.	110,997	1,079,542
MEC Co. Ltd.	28,296	580,085
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
35

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Medley, Inc. *	40,584	686,051
Megachips Corp.	24,129	951,520
Megmilk Snow Brand Co. Ltd.	90,484	1,748,977
Meidensha Corp.	66,408	2,654,963
Meiko Electronics Co. Ltd.	35,017	2,337,249
Meisei Industrial Co. Ltd.	66,156	733,990
MEITEC Group Holdings, Inc.	141,277	3,143,552
Menicon Co. Ltd.	109,683	900,921
Metaplanet, Inc. *(a)	795,862	4,764,602
METAWATER Co. Ltd.	43,676	892,409
Micronics Japan Co. Ltd.	56,937	1,814,849
Midac Holdings Co. Ltd.	20,587	280,429
Mie Kotsu Group Holdings, Inc.	133,324	483,989
Milbon Co. Ltd.	48,837	830,886
Ministop Co. Ltd. (a)	21,860	297,472
Mirai Corp.	3,169	1,033,850
Mirai Industry Co. Ltd.	13,760	360,342
Mirait One Corp.	149,917	2,906,445
Mirarth Holdings, Inc.	184,714	495,674
Miroku Jyoho Service Co. Ltd.	30,863	387,193
Mitani Sekisan Co. Ltd.	15,519	931,193
Mitsuba Corp.	78,842	503,687
Mitsubishi Estate Logistics REIT Investment Corp.	2,441	2,024,953
Mitsubishi Logisnext Co. Ltd.	56,863	720,736
Mitsubishi Pencil Co. Ltd.	84,487	1,139,920
Mitsubishi Research Institute, Inc.	17,592	573,919
Mitsubishi Shokuhin Co. Ltd.	8,329	358,517
Mitsuboshi Belting Ltd.	42,364	1,083,445
Mitsui DM Sugar Co. Ltd.	28,313	626,714
Mitsui E&S Co. Ltd.	167,029	5,232,988
Mitsui High-Tec, Inc.	175,276	1,021,871
Mitsui-Soko Holdings Co. Ltd.	127,273	3,627,703
Mitsuuroko Group Holdings Co. Ltd.	62,224	914,554
MIXI, Inc.	62,700	1,398,553
Miyaji Engineering Group, Inc.	39,923	556,869
Miyazaki Bank Ltd.	29,086	872,629
Mizuho Leasing Co. Ltd.	240,999	2,099,354
Mizuno Corp.	106,878	1,887,517
Mochida Pharmaceutical Co. Ltd.	40,722	862,560
Modec, Inc.	83,790	4,548,315
Monex Group, Inc.	327,373	1,908,607
Monogatari Corp.	57,033	1,627,572
Mori Trust Reit, Inc.	4,333	2,207,447
Moriroku Co. Ltd.	17,733	295,902
Morita Holdings Corp.	69,026	1,040,385
MOS Food Services, Inc.	46,853	1,268,453
MTI Ltd.	49,407	270,885
m-up Holdings, Inc.	54,616	925,859
Murakami Corp.	12,855	582,229
Musashi Seimitsu Industry Co. Ltd.	80,621	1,820,253
Musashino Bank Ltd.	55,774	1,468,187
Nachi-Fujikoshi Corp.	27,189	640,722
Nagaileben Co. Ltd.	36,559	507,954
Nagawa Co. Ltd.	18,739	830,859
Nakanishi, Inc.	113,136	1,624,319
Nakayama Steel Works Ltd.	50,738	236,023
Namura Shipbuilding Co. Ltd.	98,038	2,360,390
Nanto Bank Ltd.	51,818	1,754,030
NEC Capital Solutions Ltd.	13,938	367,851
Net Protections Holdings, Inc. *	100,579	597,343
Neturen Co. Ltd.	54,119	451,898
Nextage Co. Ltd.	85,815	1,275,901
Nichiban Co. Ltd.	15,542	206,098
Nichicon Corp.	108,566	1,020,406
Nichiden Corp.	25,929	495,887
Nichiha Corp.	44,023	872,514
Nichireki Group Co. Ltd.	48,555	925,959
SECURITY	NUMBER OF SHARES	VALUE ($)
Nihon Chouzai Co. Ltd.	18,651	497,318
Nihon Nohyaku Co. Ltd.	61,536	408,633
Nihon Parkerizing Co. Ltd.	177,337	1,719,924
Nihon Tokushu Toryo Co. Ltd.	21,557	315,665
Nikkiso Co. Ltd.	95,828	977,044
Nikkon Holdings Co. Ltd.	183,381	3,976,742
Nippn Corp.	110,155	1,703,060
Nippon Beet Sugar Manufacturing Co. Ltd.	18,156	336,224
Nippon Carbon Co. Ltd.	17,166	486,950
Nippon Ceramic Co. Ltd.	28,338	627,267
Nippon Denko Co. Ltd.	204,352	459,296
Nippon Densetsu Kogyo Co. Ltd.	55,248	1,025,376
Nippon Gas Co. Ltd.	193,868	3,743,999
Nippon Kanzai Holdings Co. Ltd.	31,356	591,135
Nippon Light Metal Holdings Co. Ltd.	106,387	1,495,541
Nippon Paper Industries Co. Ltd.	205,124	1,691,845
Nippon Parking Development Co. Ltd., Class C	344,734	683,246
NIPPON REIT Investment Corp.	2,960	1,981,733
Nippon Road Co. Ltd.	9,380	160,417
Nippon Seiki Co. Ltd.	84,032	1,021,032
Nippon Sheet Glass Co. Ltd. *	166,748	604,188
Nippon Signal Co. Ltd.	89,391	742,769
Nippon Soda Co. Ltd.	83,667	2,008,692
Nippon Thompson Co. Ltd.	88,427	379,425
Nippon Yakin Kogyo Co. Ltd.	23,196	698,289
Nishimatsu Construction Co. Ltd.	53,325	1,858,793
Nishimatsuya Chain Co. Ltd.	64,991	944,157
Nishi-Nippon Financial Holdings, Inc.	224,960	3,810,492
Nishi-Nippon Railroad Co. Ltd.	135,517	2,063,329
Nishio Holdings Co. Ltd.	31,911	911,743
Nissan Shatai Co. Ltd.	113,993	887,410
Nissei ASB Machine Co. Ltd.	14,028	671,662
Nissha Co. Ltd.	70,375	653,302
Nisshin Oillio Group Ltd.	47,583	1,678,733
Nisshinbo Holdings, Inc.	253,253	2,004,291
Nissin Corp.	5,032	276,233
Nissui Corp.	516,649	3,525,846
Nitta Corp.	31,986	898,636
Nittetsu Mining Co. Ltd.	18,788	1,087,676
Nitto Boseki Co. Ltd.	52,652	1,936,460
Nitto Kogyo Corp.	47,969	1,151,648
Nittoku Co. Ltd.	27,361	415,377
Noevir Holdings Co. Ltd.	29,491	922,943
Nohmi Bosai Ltd.	42,470	1,177,272
Nojima Corp.	105,514	2,378,691
Nomura Co. Ltd.	150,707	1,066,471
Nomura Micro Science Co. Ltd.	52,178	1,147,863
Noritake Co. Ltd.	46,290	1,425,035
Noritsu Koki Co. Ltd.	99,969	1,147,950
Noritz Corp.	58,553	777,649
North Pacific Bank Ltd.	620,243	2,957,058
NPR-RIKEN Corp.	41,530	835,550
NS United Kaiun Kaisha Ltd.	20,752	705,278
NSD Co. Ltd.	117,905	2,667,668
NTN Corp.	883,707	1,979,576
NTT UD REIT Investment Corp.	2,352	2,178,594
Nxera Pharma Co. Ltd. *	131,868	830,771
Obara Group, Inc.	17,179	493,754
Ogaki Kyoritsu Bank Ltd.	62,738	1,341,715
Ohsho Food Service Corp.	64,683	1,678,476
Oiles Corp.	38,682	594,621
Oisix ra daichi, Inc. *	43,444	482,596
Oita Bank Ltd.	25,557	852,045
Okabe Co. Ltd.	66,172	424,546
Okamoto Industries, Inc.	22,122	765,399
Okamura Corp.	127,426	2,068,150
See financial notes
36
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Okasan Securities Group, Inc.	345,523	1,609,656
Oki Electric Industry Co. Ltd.	157,144	1,653,584
Okinawa Cellular Telephone Co.	35,376	1,211,928
Okinawa Electric Power Co., Inc.	76,302	515,522
Okinawa Financial Group, Inc.	35,275	892,536
Okumura Corp.	54,729	1,804,109
Okura Industrial Co. Ltd.	17,225	578,370
Okuwa Co. Ltd.	46,934	301,759
One REIT, Inc. (a)	1,185	726,375
Onoken Co. Ltd.	40,196	390,941
Onward Holdings Co. Ltd.	210,885	922,106
Open Up Group, Inc.	107,996	1,350,456
Optex Group Co. Ltd.	58,404	770,897
Optorun Co. Ltd.	45,702	521,375
Orient Corp.	103,369	710,365
Oriental Shiraishi Corp.	198,529	561,141
Osaka Organic Chemical Industry Ltd.	25,232	518,990
Osaka Soda Co. Ltd.	170,675	2,212,120
Osaka Steel Co. Ltd.	25,301	453,548
OSAKA Titanium Technologies Co. Ltd. (a)	52,306	916,624
Osaki Electric Co. Ltd.	66,149	605,962
OSG Corp.	125,277	1,727,811
Oyo Corp.	32,955	660,783
Pacific Industrial Co. Ltd.	99,094	1,551,623
Pacific Metals Co. Ltd.	26,472	379,163
Pack Corp.	81,669	657,468
PAL GROUP Holdings Co. Ltd.	86,367	3,023,507
Paramount Bed Holdings Co. Ltd.	67,410	1,199,675
Pasona Group, Inc.	38,542	546,794
Penta-Ocean Construction Co. Ltd.	491,720	3,575,080
PHC Holdings Corp.	57,987	389,805
Pigeon Corp.	205,874	2,524,612
PILLAR Corp.	33,557	927,917
Pilot Corp.	63,876	1,964,679
Piolax, Inc.	34,897	436,851
PKSHA Technology, Inc. *(a)	32,215	805,238
Plus Alpha Consulting Co. Ltd.	48,058	803,885
Premium Group Co. Ltd.	66,046	1,015,262
Press Kogyo Co. Ltd.	132,151	591,338
Prestige International, Inc.	170,252	796,616
Prima Meat Packers Ltd.	43,456	698,492
Procrea Holdings, Inc.	48,876	569,235
Qol Holdings Co. Ltd.	35,391	493,172
Raito Kogyo Co. Ltd.	82,179	1,847,034
Raiznext Corp.	39,598	513,500
Raksul, Inc.	96,486	892,409
Remixpoint, Inc. *(a)	189,002	507,181
RENOVA, Inc. *	77,723	452,601
Restar Corp.	35,871	638,630
Retail Partners Co. Ltd.	47,179	457,893
Rheon Automatic Machinery Co. Ltd.	35,391	338,423
Ricoh Leasing Co. Ltd.	26,098	1,002,504
Rigaku Holdings Corp.	205,822	1,169,117
Riken Keiki Co. Ltd.	66,623	1,492,863
Riken Technos Corp.	63,661	510,762
Riken Vitamin Co. Ltd.	36,916	734,674
Ringer Hut Co. Ltd. (a)	44,378	683,389
Riso Kagaku Corp.	70,032	575,233
Rock Field Co. Ltd.	42,642	455,100
Roland Corp.	21,974	497,623
Round One Corp.	314,317	3,238,969
Royal Holdings Co. Ltd.	59,012	1,073,128
RS Technologies Co. Ltd.	25,865	641,230
Ryobi Ltd.	51,881	940,978
RYODEN Corp.	23,641	495,926
Ryoyo Ryosan Holdings, Inc.	58,068	1,171,840
S Foods, Inc.	32,536	598,534
SECURITY	NUMBER OF SHARES	VALUE ($)
S&B Foods, Inc.	30,976	719,415
Sagami Holdings Corp.	48,899	628,785
Saibu Gas Holdings Co. Ltd.	59,377	788,593
Saizeriya Co. Ltd.	51,943	1,885,620
Sakai Chemical Industry Co. Ltd.	30,009	604,574
Sakai Moving Service Co. Ltd.	36,103	718,249
Sakata INX Corp.	81,889	1,261,590
Sakata Seed Corp.	57,008	1,391,954
Sakura Internet, Inc. (a)	43,516	890,622
Sala Corp.	93,702	644,570
Samty Residential Investment Corp.	645	492,454
San ju San Financial Group, Inc.	38,648	948,926
San-A Co. Ltd.	70,961	1,377,898
San-Ai Obbli Co. Ltd.	91,746	1,304,721
Sangetsu Corp.	86,117	1,806,507
San-In Godo Bank Ltd.	266,066	2,442,751
Sankei Real Estate, Inc.	826	538,946
Sanken Electric Co. Ltd. *	28,678	1,614,914
Sanki Engineering Co. Ltd.	84,749	2,886,055
Sansan, Inc. *	145,794	1,906,518
Santec Holdings Corp.	8,980	484,397
Sanyo Chemical Industries Ltd.	18,048	526,720
Sanyo Denki Co. Ltd.	16,876	1,149,396
Sanyo Electric Railway Co. Ltd.	29,539	432,146
Sato Corp.	40,121	615,102
SBS Holdings, Inc.	29,769	720,782
Seika Corp.	14,607	583,982
Seikagaku Corp.	73,081	329,008
Seikitokyu Kogyo Co. Ltd.	40,263	420,934
Seiko Group Corp.	50,558	2,227,892
Seiren Co. Ltd.	96,264	1,989,860
Sekisui Jushi Corp.	46,218	687,801
Senko Group Holdings Co. Ltd.	251,813	3,466,127
Senshu Electric Co. Ltd.	21,981	675,187
Senshu Ikeda Holdings, Inc.	421,990	1,862,418
Septeni Holdings Co. Ltd.	134,390	379,853
Seria Co. Ltd.	88,800	1,817,429
Shibaura Machine Co. Ltd.	40,175	1,142,385
Shibaura Mechatronics Corp.	21,648	1,638,068
Shibusawa Logistics Corp.	16,703	508,513
Shibuya Corp.	42,173	1,025,422
Shiga Bank Ltd.	72,069	3,224,882
Shikoku Bank Ltd.	72,057	699,835
Shikoku Kasei Holdings Corp.	53,665	793,142
Shima Seiki Manufacturing Ltd.	50,346	368,958
Shin Nippon Air Technologies Co. Ltd.	42,853	907,698
Shin Nippon Biomedical Laboratories Ltd.	43,286	497,056
Shinagawa Refractories Co. Ltd.	43,662	576,312
Shin-Etsu Polymer Co. Ltd.	66,297	844,827
Shinko Shoji Co. Ltd.	52,908	348,096
Shinmaywa Industries Ltd.	90,474	1,095,609
Shinnihon Corp.	51,185	658,180
Shinsho Corp.	24,416	376,488
Shinwa Co. Ltd.	19,837	445,176
Shizuoka Gas Co. Ltd.	74,908	576,000
Shochiku Co. Ltd. (a)	17,890	1,730,209
Shoei Co. Ltd.	89,279	1,126,743
Shoei Foods Corp. (a)	22,306	616,805
Shofu, Inc.	44,531	595,364
Showa Sangyo Co. Ltd.	42,086	858,202
SIGMAXYZ Holdings, Inc.	104,513	691,889
Siix Corp.	59,325	528,501
Simplex Holdings, Inc. *	64,586	2,008,071
Sinanen Holdings Co. Ltd.	9,204	411,853
Sinfonia Technology Co. Ltd.	37,703	2,041,470
Sinko Industries Ltd.	93,505	804,337
Sintokogio Ltd.	88,070	589,033
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
37

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SKY Perfect JSAT Holdings, Inc.	250,369	2,395,835
SMS Co. Ltd.	119,574	1,289,192
Sodick Co. Ltd.	81,889	479,649
Softcreate Holdings Corp.	25,261	396,571
Software Service, Inc.	4,344	436,693
SOSiLA Logistics REIT, Inc.	1,265	1,036,469
Sparx Group Co. Ltd.	35,069	370,694
SRA Holdings	16,327	518,750
SRE Holdings Corp.	21,261	480,029
St. Marc Holdings Co. Ltd.	29,266	515,058
Star Asia Investment Corp.	4,386	1,825,197
Star Micronics Co. Ltd.	60,165	693,337
Starts Corp., Inc.	59,503	2,020,245
Starts Proceed Investment Corp.	370	500,221
Starzen Co. Ltd.	86,811	706,550
Stella Chemifa Corp.	15,103	427,914
Strike Co. Ltd.	17,773	523,536
Sumida Corp.	51,958	372,986
Sumitomo Densetsu Co. Ltd.	27,826	1,277,352
Sumitomo Mitsui Construction Co. Ltd.	190,277	774,975
Sumitomo Osaka Cement Co. Ltd.	58,104	1,561,180
Sumitomo Pharma Co. Ltd. *	317,433	3,297,022
Sumitomo Riko Co. Ltd.	62,577	941,479
Sumitomo Seika Chemicals Co. Ltd.	14,685	458,078
Sumitomo Warehouse Co. Ltd.	99,285	2,082,737
Sun Corp.	20,882	960,010
Sun Frontier Fudousan Co. Ltd.	48,932	783,512
Suruga Bank Ltd.	239,112	2,416,770
SWCC Corp.	52,755	2,960,676
Systena Corp.	448,713	1,518,885
T Hasegawa Co. Ltd.	53,883	1,095,092
Tachibana Eletech Co. Ltd.	28,978	575,514
Tachi-S Co. Ltd.	56,550	751,817
Tadano Ltd.	222,506	1,585,919
Taihei Dengyo Kaisha Ltd.	24,768	1,064,438
Taikisha Ltd.	85,423	1,697,697
Taiyo Holdings Co. Ltd.	69,408	3,658,899
Takamatsu Construction Group Co. Ltd.	31,039	692,339
Takaoka Toko Co. Ltd.	21,245	452,899
Takara Bio, Inc.	81,030	502,212
Takara Leben Real Estate Investment Corp.	1,593	1,024,207
Takara Standard Co. Ltd.	87,313	1,574,102
Takasago International Corp.	31,579	1,832,475
Takeuchi Manufacturing Co. Ltd.	60,979	2,143,039
Taki Chemical Co. Ltd.	14,525	355,149
Takuma Co. Ltd.	113,160	1,741,042
Tama Home Co. Ltd. (a)	26,651	653,455
Tamron Co. Ltd.	232,338	1,614,063
Tamura Corp.	131,003	458,611
Tanseisha Co. Ltd.	75,524	713,447
TDC Soft, Inc.	54,350	510,833
TechMatrix Corp.	69,088	939,211
Teikoku Electric Manufacturing Co. Ltd.	28,471	650,572
Teikoku Sen-I Co. Ltd.	34,001	700,514
Tekken Corp.	19,918	457,846
TKC Corp.	64,258	1,934,414
Toa Corp.	96,611	1,429,178
TOA ROAD Corp.	75,211	826,770
Toagosei Co. Ltd.	170,485	1,790,484
Tocalo Co. Ltd.	101,401	1,473,103
Tochigi Bank Ltd.	171,042	560,335
Toei Co. Ltd.	49,401	1,712,590
Toenec Corp.	79,948	775,930
Toho Bank Ltd.	418,442	1,134,275
Toho Holdings Co. Ltd.	96,334	3,572,543
Toho Titanium Co. Ltd.	59,627	728,154
SECURITY	NUMBER OF SHARES	VALUE ($)
Tohokushinsha Film Corp. (a)	91,816	426,484
Tokai Corp.	42,230	625,864
TOKAI Holdings Corp.	207,703	1,483,946
Tokai Rika Co. Ltd.	97,598	1,754,870
Tokai Tokyo Financial Holdings, Inc.	431,902	1,720,842
Token Corp.	8,941	865,936
Tokushu Tokai Paper Co. Ltd.	15,318	443,395
Tokuyama Corp.	126,492	2,924,845
Tokyo Electron Device Ltd.	30,663	606,682
Tokyo Kiraboshi Financial Group, Inc.	46,273	2,228,164
Tokyo Steel Manufacturing Co. Ltd.	90,748	1,025,995
Tokyotokeiba Co. Ltd.	26,713	966,089
Tokyu Construction Co. Ltd.	150,012	1,148,398
Tokyu REIT, Inc.	1,482	2,028,823
Tomoku Co. Ltd.	18,945	427,738
TOMONY Holdings, Inc.	294,052	1,273,741
Topcon Corp.	184,213	4,132,795
Topre Corp.	71,653	1,068,756
Topy Industries Ltd.	29,303	586,160
Torishima Pump Manufacturing Co. Ltd.	36,651	503,241
Tosei Corp.	46,962	1,021,921
Tosei REIT Investment Corp.	536	537,004
Toshiba TEC Corp.	43,206	849,554
Totech Corp.	46,973	1,026,959
Totetsu Kogyo Co. Ltd.	43,375	1,292,461
Towa Bank Ltd.	51,341	327,995
Towa Corp. (a)	114,154	1,364,483
Towa Pharmaceutical Co. Ltd.	46,848	925,314
Toyo Construction Co. Ltd.	85,977	1,021,242
Toyo Corp.	32,936	357,344
Toyo Gosei Co. Ltd. (a)	12,151	431,999
Toyo Kanetsu KK	11,939	356,564
Toyo Tanso Co. Ltd.	25,278	673,162
Toyobo Co. Ltd.	156,466	1,159,442
TPR Co. Ltd.	45,144	729,622
Transaction Co. Ltd.	50,190	423,192
Transcosmos, Inc.	41,537	1,017,031
TRE Holdings Corp.	72,755	765,581
Tri Chemical Laboratories, Inc.	51,163	1,139,472
Trusco Nakayama Corp.	79,584	1,318,224
TSI Holdings Co. Ltd.	105,425	775,474
Tsubakimoto Chain Co.	170,035	2,561,671
Tsuburaya Fields Holdings, Inc.	60,098	866,115
Tsugami Corp.	78,751	1,147,810
Tsukishima Holdings Co. Ltd.	48,619	1,014,931
Tsurumi Manufacturing Co. Ltd.	27,416	735,699
TV Asahi Holdings Corp.	35,878	758,734
UACJ Corp.	68,639	2,959,202
Uchida Yoko Co. Ltd.	17,059	1,251,323
U-Next Holdings Co. Ltd.	105,984	1,506,478
Union Tool Co.	16,263	1,003,526
Unipres Corp.	67,715	540,982
United Arrows Ltd.	40,207	571,784
United Super Markets Holdings, Inc.	150,165	981,838
UT Group Co. Ltd.	46,078	853,616
V Technology Co. Ltd.	14,539	296,870
Valor Holdings Co. Ltd.	74,864	1,435,329
Valqua Ltd.	26,095	679,812
Vector, Inc.	54,947	425,879
Vision, Inc.	44,259	377,705
Visional, Inc. *	42,829	3,427,487
Vital KSK Holdings, Inc.	57,102	487,307
VT Holdings Co. Ltd.	176,317	584,821
Wacoal Holdings Corp.	89,922	3,351,903
Wacom Co. Ltd.	212,231	1,056,638
Wakita & Co. Ltd.	71,919	904,712
Warabeya Nichiyo Holdings Co. Ltd.	23,613	454,006
See financial notes
38
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Weathernews, Inc.	24,004	740,597
Wellneo Sugar Co. Ltd.	23,563	393,987
West Holdings Corp.	38,437	424,096
WingArc1st, Inc.	33,712	769,182
World Co. Ltd.	47,270	975,502
Xebio Holdings Co. Ltd.	36,956	279,892
Yahagi Construction Co. Ltd.	51,171	766,040
YAKUODO Holdings Co. Ltd.	17,245	268,262
YAMABIKO Corp.	66,851	1,067,248
Yamae Group Holdings Co. Ltd.	37,189	683,877
Yamagata Bank Ltd.	49,238	536,227
Yamaichi Electronics Co. Ltd.	31,539	692,752
YA-MAN Ltd.	45,926	252,425
Yamanashi Chuo Bank Ltd.	49,292	1,039,051
Yamazen Corp.	83,664	781,795
Yellow Hat Ltd.	117,086	1,321,379
Yodogawa Steel Works Ltd.	219,286	2,052,096
Yokogawa Bridge Holdings Corp.	57,805	1,094,486
Yokorei Co. Ltd.	93,131	742,130
Yokowo Co. Ltd.	38,844	373,823
Yondenko Corp.	46,366	434,844
Yondoshi Holdings, Inc. (a)	41,532	485,966
Yonex Co. Ltd.	108,600	3,091,762
Yoshinoya Holdings Co. Ltd. (a)	114,175	2,472,074
Yuasa Trading Co. Ltd.	27,885	937,255
Yurtec Corp.	67,287	1,213,068
Zacros Corp.	27,398	781,867
Zenrin Co. Ltd.	57,255	409,062
ZERIA Pharmaceutical Co. Ltd.	52,596	724,684
Zojirushi Corp.	58,288	671,706
Zuken, Inc.	28,127	952,094
		865,365,156

Netherlands 1.4%
Allfunds Group PLC	670,931	4,711,947
Aperam SA	77,469	2,352,173
Arcadis NV	126,091	5,817,977
Basic-Fit NV *	93,857	2,744,292
Brunel International NV	36,065	364,730
Corbion NV	106,702	2,151,935
Eurocommercial Properties NV	75,679	2,400,579
Flow Traders Ltd. *	60,705	1,800,538
Fugro NV	200,534	2,765,060
Galapagos NV *(a)	91,809	2,895,037
Havas NV *	1,202,656	2,111,563
Just Eat Takeaway.com NV *	334,825	7,908,795
Koninklijke BAM Groep NV	488,888	4,357,632
NSI NV	27,469	691,278
OCI NV *	179,463	1,025,520
PostNL NV (a)	584,161	659,829
SBM Offshore NV	243,550	6,659,356
Signify NV	231,432	6,111,303
Sligro Food Group NV	41,595	528,740
TKH Group NV	63,711	2,581,742
TomTom NV *(a)	101,959	628,341
Van Lanschot Kempen NV	59,091	3,610,465
Wereldhave NV	69,565	1,512,891
		66,391,723

New Zealand 0.4%
Argosy Property Ltd.	1,378,292	959,648
Freightways Group Ltd.	300,939	2,159,239
Genesis Energy Ltd.	968,585	1,348,772
Goodman Property Trust	1,745,064	2,110,833
Kiwi Property Group Ltd.	2,616,638	1,605,705
Oceania Healthcare Ltd. *	1,320,112	490,727
SECURITY	NUMBER OF SHARES	VALUE ($)
Precinct Properties Group	2,555,250	1,892,195
Scales Corp. Ltd.	225,703	672,539
SKY Network Television Ltd.	251,427	474,734
SKYCITY Entertainment Group Ltd. *	1,772,686	732,181
Stride Property Group	931,006	703,155
Summerset Group Holdings Ltd.	387,415	2,512,250
Vector Ltd.	450,423	1,238,498
		16,900,476

Norway 2.3%
Aker Solutions ASA	459,274	1,421,597
Atea ASA *	142,843	1,990,358
Austevoll Seafood ASA	154,327	1,431,535
AutoStore Holdings Ltd. *	2,030,380	1,704,537
Bakkafrost P	93,147	4,043,884
Bluenord ASA *	40,778	1,996,803
Bonheur ASA	35,171	803,362
Borregaard ASA	168,307	3,501,004
BW Energy Ltd. *	108,397	372,743
BW LPG Ltd.	163,194	2,541,925
BW Offshore Ltd.	159,161	594,827
Cadeler AS *	404,251	2,120,342
DNO ASA	1,426,321	2,171,965
DOF Group ASA	361,342	3,524,428
Elkem ASA *	515,717	1,314,001
Entra ASA *	81,274	983,625
Europris ASA	278,970	2,696,006
FLEX LNG Ltd. *	56,205	1,538,338
Frontline PLC (a)	264,949	5,445,359
Grieg Seafood ASA *	61,947	438,055
Hafnia Ltd.	497,738	3,044,651
Hexagon Composites ASA *(a)	302,004	486,335
Hoegh Autoliners ASA	186,746	2,144,871
Leroy Seafood Group ASA	524,026	2,566,032
MPC Container Ships ASA	659,083	1,176,811
NEL ASA *(a)	3,292,639	757,008
Nordic Semiconductor ASA *	303,313	5,008,199
Protector Forsikring ASA	111,936	5,408,828
Scatec ASA *	224,270	2,359,339
SpareBank 1 SMN	223,513	4,269,403
SpareBank 1 Sor-Norge ASA	370,811	6,510,215
Stolt-Nielsen Ltd.	38,793	1,260,610
Storebrand ASA	751,233	11,559,214
Subsea 7 SA	413,895	8,642,508
TGS ASA	352,833	2,695,204
TOMRA Systems ASA	431,601	6,563,718
Veidekke ASA	186,948	2,962,157
Wallenius Wilhelmsen ASA	185,250	1,732,204
Wilh Wilhelmsen Holding ASA, Class A	18,570	951,838
		110,733,839

Poland 1.5%
Alior Bank SA	162,156	4,614,720
Asseco Poland SA	121,480	6,297,531
Bank Handlowy w Warszawie SA	61,764	1,745,847
Bank Millennium SA *	1,121,763	4,337,561
Benefit Systems SA	4,666	4,174,417
Budimex SA	23,221	3,394,030
CCC SA *	99,951	4,578,013
CD Projekt SA	130,920	9,053,992
Cyfrowy Polsat SA *	287,213	1,127,129
Enea SA	467,539	2,351,873
Grupa Azoty SA *	99,408	497,599
Grupa Kety SA	17,917	4,533,460
Jastrzebska Spolka Weglowa SA *	106,815	663,655
KRUK SA	32,722	4,083,178
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
39

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Orange Polska SA	1,199,596	3,052,404
Pepco Group NV	292,203	1,717,662
PGE Polska Grupa Energetyczna SA *	1,573,101	4,897,728
Tauron Polska Energia SA *	1,935,955	4,487,246
Warsaw Stock Exchange	51,341	822,831
XTB SA	119,808	2,531,687
Zabka Group SA *	855,016	5,115,220
		74,077,783

Portugal 0.2%
Altri SGPS SA (a)	126,851	746,850
Corticeira Amorim SGPS SA	70,351	621,711
CTT-Correios de Portugal SA	142,037	1,220,306
Mota-Engil SGPS SA	160,797	951,416
Navigator Co. SA	404,923	1,571,659
NOS SGPS SA	330,024	1,508,474
REN - Redes Energeticas Nacionais SGPS SA	704,533	2,465,720
Semapa-Sociedade de Investimento e Gestao	27,134	560,887
Sonae SGPS SA	1,419,453	2,123,358
		11,770,381

Republic of Korea 6.0%
ABLBio, Inc. *	63,434	4,179,503
Advanced Nano Products Co. Ltd.	16,929	639,290
Ahnlab, Inc.	10,062	436,424
Ananti, Inc. *	110,021	734,397
APR Corp. *	44,868	7,326,046
Asiana Airlines, Inc. *	74,930	510,942
BH Co. Ltd.	44,205	587,598
Binex Co. Ltd. *	51,555	597,782
Binggrae Co. Ltd.	8,667	440,130
Bioneer Corp. *	36,972	373,909
BNC Korea Co. Ltd. *	92,944	330,928
Boryung	47,166	283,284
Bukwang Pharmaceutical Co. Ltd. *	95,281	227,879
Cafe24 Corp. *	26,293	726,237
Caregen Co. Ltd.	25,963	1,038,333
Chabiotech Co. Ltd. *	97,552	728,351
Cheryong Electric Co. Ltd.	19,476	484,711
Chong Kun Dang Pharmaceutical Corp.	13,087	752,132
CJ CGV Co. Ltd. *	143,162	477,293
CJ ENM Co. Ltd. *	18,411	945,546
Classys, Inc.	36,114	1,355,980
CMG Pharmaceutical Co. Ltd. *	181,283	245,014
Com2uSCorp	14,027	396,519
Cosmax, Inc.	15,451	2,406,144
Cosmochemical Co. Ltd. *	46,372	540,353
Creative & Innovative System *	93,672	455,474
CS Wind Corp.	43,550	1,307,831
Daea TI Co. Ltd. *	102,598	354,232
Daeduck Electronics Co. Ltd.	58,274	1,008,085
Daejoo Electronic Materials Co. Ltd.	20,728	1,033,232
Daesang Corp.	35,148	571,368
Daewoo Engineering & Construction Co. Ltd. *	360,501	964,621
Daewoong Co. Ltd.	35,535	631,336
Daewoong Pharmaceutical Co. Ltd.	8,535	834,929
Daishin Securities Co. Ltd.	47,635	955,955
Daou Technology, Inc.	41,510	1,019,649
Dawonsys Co. Ltd. *	51,698	267,740
DB HiTek Co. Ltd.	56,353	1,862,557
Dentium Co. Ltd.	11,405	471,705
DI Dong Il Corp.	25,859	765,400
SECURITY	NUMBER OF SHARES	VALUE ($)
DL E&C Co. Ltd.	52,925	1,612,209
DL Holdings Co. Ltd.	19,026	533,727
Dong-A Socio Holdings Co. Ltd.	5,566	445,200
Dong-A ST Co. Ltd.	8,585	273,559
Dongjin Semichem Co. Ltd.	57,275	1,233,869
DongKook Pharmaceutical Co. Ltd.	41,045	501,013
Dongkuk Steel Mill Co. Ltd.	56,286	376,927
Dongwon Industries Co. Ltd.	17,126	537,709
Doosan Co. Ltd.	12,771	5,144,226
Doosan Fuel Cell Co. Ltd. *	73,059	1,502,958
Doosan Robotics, Inc. *	37,411	1,681,847
Doosan Tesna, Inc.	21,223	556,431
DoubleUGames Co. Ltd.	18,877	715,568
Douzone Bizon Co. Ltd.	32,944	1,886,238
Duk San Neolux Co. Ltd. *	24,986	850,090
Ecopro HN Co. Ltd.	30,239	537,244
Enchem Co. Ltd. *	30,924	1,666,037
ENF Technology Co. Ltd.	16,960	467,231
Eo Technics Co. Ltd.	15,266	2,267,527
ESR Kendall Square REIT Co. Ltd.	250,556	790,281
Eubiologics Co. Ltd. *	49,517	484,396
Eugene Technology Co. Ltd.	26,737	922,164
Fadu, Inc. *	63,307	645,251
Foosung Co. Ltd. *	103,727	448,408
GemVax & Kael Co. Ltd. *	51,289	1,839,063
GeneOne Life Science, Inc. *	120,107	194,815
GOLFZON Co. Ltd.	6,503	295,155
Grand Korea Leisure Co. Ltd.	53,539	643,893
Green Cross Holdings Corp.	41,816	455,382
GS P&L Co. Ltd. *	14,658	515,574
Han Kuk Carbon Co. Ltd.	59,697	1,412,718
Hana Micron, Inc. *	83,463	837,482
Hana Tour Service, Inc.	21,057	780,029
Hanall Biopharma Co. Ltd. *	56,588	1,214,999
Hancom, Inc.	32,361	581,928
Hanil Cement Co. Ltd.	29,781	414,288
Hankook & Co. Co. Ltd.	40,578	712,176
Hankook Shell Oil Co. Ltd.	997	309,803
Hansol Chemical Co. Ltd.	15,817	2,017,158
Hanssem Co. Ltd.	13,438	407,900
Hanwha Engine *	96,830	3,308,344
Hanwha General Insurance Co. Ltd. *	103,174	422,269
Hanwha Investment & Securities Co. Ltd. *	208,577	831,157
Hanwha Systems Co. Ltd.	134,304	4,917,154
Harim Holdings Co. Ltd.	75,175	450,969
HD Hyundai Construction Equipment Co. Ltd.	19,462	1,223,506
HD Hyundai Infracore Co. Ltd. *	232,353	2,346,510
HDC Holdings Co. Ltd.	49,624	767,427
HDC Hyundai Development Co-Engineering & Construction, Class E	66,055	944,084
HK inno N Corp. *	26,188	906,055
HL Holdings Corp. *	10,304	292,388
HLB Life Science Co. Ltd. *	177,181	448,608
HLB Therapeutics Co. Ltd. *	132,192	292,862
HPSP Co. Ltd.	75,330	1,446,726
HS Hyosung Advanced Materials Corp.	4,407	602,604
Hugel, Inc. *	10,182	2,310,679
Humedix Co. Ltd.	11,081	432,799
Huons Global Co. Ltd.	8,794	284,647
Hyosung Corp.	12,574	785,055
Hyosung Heavy Industries Corp.	8,790	7,840,029
Hyosung TNC Corp.	4,540	715,166
Hyundai Bioscience Co. Ltd. *	172,085	752,582
Hyundai Department Store Co. Ltd.	23,619	1,262,285
Hyundai Elevator Co. Ltd.	37,763	2,129,559
See financial notes
40
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyundai GF Holdings	61,910	343,338
Hyundai Green Food	33,049	382,729
Hyundai Home Shopping Network Corp.	8,273	330,861
Hyundai Rotem Co. Ltd.	133,546	18,452,931
Hyundai Wia Corp.	27,885	1,008,894
Il Dong Pharmaceutical Co. Ltd. *	32,403	593,171
InBody Co. Ltd.	18,319	357,090
Innocean Worldwide, Inc.	35,122	463,830
Innox Advanced Materials Co. Ltd.	23,163	396,533
Intellian Technologies, Inc.	15,645	518,218
IS Dongseo Co. Ltd.	23,439	330,447
ISC Co. Ltd.	19,740	826,375
i-SENS, Inc.	29,967	379,370
ISU Specialty Chemical *	34,875	1,120,064
IsuPetasys Co. Ltd.	95,131	4,557,256
JB Financial Group Co. Ltd.	202,301	3,419,582
Jeju Air Co. Ltd. *	54,667	259,130
Joongang Advanced Materials Co. Ltd. *	122,432	238,655
JR Global Reit	307,404	599,219
Jusung Engineering Co. Ltd.	49,215	969,963
JW Pharmaceutical Corp.	23,145	357,101
JYP Entertainment Corp.	51,826	2,710,124
KCC Glass Corp.	16,535	353,238
KEPCO Engineering & Construction Co., Inc.	35,015	2,327,197
KIWOOM Securities Co. Ltd.	22,797	3,369,742
KMW Co. Ltd. *	51,017	456,869
Koh Young Technology, Inc.	94,113	988,347
Kolmar Korea Co. Ltd. *	26,883	1,504,404
Kolon Industries, Inc.	34,058	900,292
Komipharm International Co. Ltd. *	81,718	350,913
Korea Electric Terminal Co. Ltd.	12,156	550,856
Korea Line Corp. *	295,906	364,814
Korea Petrochemical Ind Co. Ltd.	6,356	557,764
Korean Reinsurance Co.	245,427	1,913,633
Kumho Tire Co., Inc. *	266,921	952,295
L&C Bio Co. Ltd.	28,141	628,504
Lake Materials Co. Ltd.	73,953	640,456
LEENO Industrial, Inc.	92,651	3,132,240
LIG Nex1 Co. Ltd.	19,642	6,915,849
LigaChem Biosciences, Inc. *	46,739	4,955,460
Lotte Chilsung Beverage Co. Ltd.	6,471	556,685
Lotte Energy Materials Corp. *	43,825	818,025
LOTTE Fine Chemical Co. Ltd.	25,148	754,304
LOTTE REIT Co. Ltd.	251,474	690,977
Lotte Rental Co. Ltd.	23,038	477,248
Lotte Tour Development Co. Ltd. *	75,983	872,828
Lotte Wellfood Co. Ltd.	4,519	377,707
LS Materials Ltd. *	47,635	338,525
Lunit, Inc. *	42,254	1,157,977
LX Holdings Corp.	86,704	492,066
LX International Corp.	48,564	1,037,476
LX Semicon Co. Ltd.	19,421	751,555
Mcnex Co. Ltd.	20,258	437,144
Medytox, Inc.	9,797	839,290
MegaStudyEdu Co. Ltd.	12,349	409,043
Mezzion Pharma Co. Ltd. *	39,076	1,138,341
Myoung Shin Industrial Co. Ltd. *	46,398	296,026
Naturecell Co. Ltd. *	93,907	1,421,861
Neowiz *	20,319	354,422
Nexon Games Co. Ltd. *	42,293	423,767
NEXTIN, Inc.	13,109	401,214
NHN Corp.	23,838	445,810
NICE Information Service Co. Ltd.	57,801	655,237
OCI Co. Ltd.	7,840	302,265
OCI Holdings Co. Ltd.	24,014	1,511,401
SECURITY	NUMBER OF SHARES	VALUE ($)
Orion Holdings Corp.	37,330	557,164
Oscotec, Inc. *	62,960	1,664,291
Paradise Co. Ltd.	84,827	1,281,329
Park Systems Corp.	8,601	1,580,691
Partron Co. Ltd.	72,839	335,837
People & Technology, Inc.	35,321	976,869
Peptron, Inc. *	39,292	8,747,257
PharmaResearch Co. Ltd.	11,838	5,790,210
Pharmicell Co. Ltd.	105,286	843,651
PI Advanced Materials Co. Ltd.	24,615	300,816
Poongsan Corp.	30,336	2,592,280
Posco M-Tech Co. Ltd.	34,360	320,800
PSK, Inc.	37,477	660,447
Rainbow Robotics *	14,617	2,875,562
RFHIC Corp.	32,157	608,329
S&S Tech Corp.	27,975	1,092,640
Sam Chun Dang Pharm Co. Ltd.	27,133	3,755,000
Samchully Co. Ltd.	3,253	298,099
Samyang Foods Co. Ltd.	7,500	8,448,121
Samyang Holdings Corp. *	6,088	376,600
SD Biosensor, Inc.	63,723	459,273
SeAH Besteel Holdings Corp.	24,521	492,096
Sebang Global Battery Co. Ltd.	9,956	446,149
Seegene, Inc.	55,902	1,043,450
Seojin System Co. Ltd. *	59,065	820,389
Seoul Semiconductor Co. Ltd. *	68,158	327,982
SFA Engineering Corp.	22,477	371,855
SFA Semicon Co. Ltd. *	133,739	332,844
SHIFT UP Corp. *	23,465	702,980
Shin Poong Pharmaceutical Co. Ltd. *	61,821	547,395
Shinhan Alpha REIT Co. Ltd.	208,996	834,330
Shinsegae, Inc.	11,135	1,323,946
Shinsung Delta Tech Co. Ltd.	28,889	1,246,783
Shinsung E&G Co. Ltd. *	275,446	309,276
Silicon2 Co. Ltd. *	59,010	1,905,808
SIMMTECH Co. Ltd.	38,467	705,563
SK Chemicals Co. Ltd.	18,830	805,887
SK Discovery Co. Ltd.	15,168	577,153
SK Gas Ltd.	4,468	827,556
SK Networks Co. Ltd.	177,463	559,738
SK oceanplant Co. Ltd. *	48,281	724,085
SK REITs Co. Ltd.	302,538	1,078,278
SL Corp.	26,392	645,444
SM Entertainment Co. Ltd.	20,207	2,017,430
SNT Motiv Co. Ltd.	20,699	553,859
Solid, Inc.	93,648	428,413
SOLUM Co. Ltd. *	75,406	904,167
Solus Advanced Materials Co. Ltd.	61,613	330,169
Soop Co. Ltd.	12,325	690,608
Soulbrain Co. Ltd.	7,377	1,159,413
ST Pharm Co. Ltd.	21,607	1,439,172
Studio Dragon Corp. *	21,309	691,268
Sung Kwang Bend Co. Ltd.	31,848	766,276
Sungwoo Hitech Co. Ltd.	79,403	344,399
Synopex, Inc. *	146,414	676,121
Taihan Electric Wire Co. Ltd. *	195,941	2,208,520
TCC Steel	30,070	368,129
TechWing, Inc.	56,146	1,320,607
TES Co. Ltd.	22,463	485,534
TK Corp.	23,970	433,624
TKG Huchems Co. Ltd.	38,207	483,685
Tokai Carbon Korea Co. Ltd.	9,247	728,320
Unid Co. Ltd.	6,235	340,845
Voronoi, Inc. *	20,150	1,789,984
VT Co. Ltd. *	39,861	1,053,689
Wemade Co. Ltd. *	35,932	723,680
WONIK IPS Co. Ltd.	51,700	1,511,674
YG Entertainment, Inc.	21,518	1,572,544
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
41

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Youlchon Chemical Co. Ltd.	22,431	485,649
Youngone Corp.	37,287	1,574,355
Youngone Holdings Co. Ltd.	9,459	898,103
Yuanta Securities Korea Co. Ltd.	134,948	334,883
Zinus, Inc.	20,700	250,291
		286,893,388

Singapore 0.8%
AEM Holdings Ltd. *	466,812	556,682
AIMS APAC REIT	1,282,588	1,349,566
CapitaLand China Trust	2,064,561	1,206,875
Capitaland India Trust	1,854,016	1,705,175
CDL Hospitality Trusts	1,581,173	979,760
Digital Core REIT Management Pte. Ltd.	1,640,402	836,605
Eagle Hospitality Trust *(b)	940,343	0
ESR-REIT	1,278,767	2,730,960
Far East Hospitality Trust	1,753,754	806,481
First Real Estate Investment Trust	2,325,748	498,504
First Resources Ltd.	763,063	1,017,021
Frasers Centrepoint Trust	2,392,943	4,345,720
Golden Agri-Resources Ltd.	11,231,405	2,451,125
iFAST Corp. Ltd.	399,866	2,633,568
Keppel Infrastructure Trust	7,244,963	2,512,867
Keppel Pacific Oak U.S. REIT *	1,845,154	405,934
Lendlease Global Commercial REIT	3,054,541	1,428,468
OUE Real Estate Investment Trust	4,122,428	1,076,394
Parkway Life Real Estate Investment Trust	795,855	2,617,699
Raffles Medical Group Ltd.	1,361,204	1,071,564
Riverstone Holdings Ltd.	966,922	542,622
Sheng Siong Group Ltd.	1,168,477	1,848,798
Singapore Post Ltd.	2,608,959	945,570
Starhill Global REIT	2,584,294	1,097,771
Stoneweg Europe Stapled Trust	679,949	1,233,614
UMS Integration Ltd.	984,384	1,058,807
		36,958,150

Spain 1.7%
Acerinox SA	425,924	5,259,638
Almirall SA	137,880	1,801,096
Atresmedia Corp. de Medios de Comunicacion SA	172,551	1,052,268
CIE Automotive SA	106,507	3,359,760
Construcciones y Auxiliar de Ferrocarriles SA	31,127	1,883,645
Distribuidora Internacional de Alimentacion SA *	15,996	472,764
Elecnor SA	67,022	1,765,108
Enagas SA	401,518	6,257,740
Ence Energia y Celulosa SA (a)	210,284	692,631
Fluidra SA	185,692	5,290,358
Gestamp Automocion SA	247,614	1,000,500
Global Dominion Access SA	158,723	599,157
Indra Sistemas SA	160,644	6,483,404
Inmobiliaria Colonial Socimi SA	661,932	4,365,948
Laboratorios Farmaceuticos Rovi SA	34,130	2,317,051
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,327,074	2,072,155
Logista Integral SA	108,929	3,570,038
Melia Hotels International SA	181,076	1,681,818
Neinor Homes SA *	60,560	1,207,888
Pharma Mar SA *	22,257	2,118,012
Prosegur Cash SA	554,763	461,038
Prosegur Cia de Seguridad SA	177,631	550,980
SECURITY	NUMBER OF SHARES	VALUE ($)
Puig Brands SA, Class B	268,693	5,063,532
Sacyr SA	924,141	3,900,634
Solaria Energia y Medio Ambiente SA *	143,888	2,330,103
Tecnicas Reunidas SA *	79,064	2,098,907
Unicaja Banco SA	2,066,788	5,733,444
Vidrala SA	39,754	4,285,601
Viscofan SA	82,039	5,742,392
		83,417,610

Sweden 4.7%
AddLife AB, B Shares	203,932	3,813,202
Addnode Group AB	232,836	2,779,456
AFRY AB	158,886	2,507,653
Alleima AB	366,073	2,703,187
Arjo AB, B Shares	367,512	1,341,765
Asmodee Group AB, Class B *	277,629	3,359,334
Atrium Ljungberg AB, B Shares	419,716	1,396,681
Attendo AB	223,464	1,558,055
Avanza Bank Holding AB	241,641	9,120,840
Betsson AB, Class B	196,026	3,317,473
Better Collective AS *(a)	63,413	791,821
Bilia AB, A Shares	128,374	1,582,629
Billerud Aktiebolag	401,113	3,830,596
BioArctic AB *(a)	71,562	2,287,613
BoneSupport Holding AB *	99,087	3,249,149
Boozt AB *	110,791	1,076,771
Bravida Holding AB	372,646	3,649,282
Bufab AB	245,207	2,428,744
Bure Equity AB	98,754	2,956,554
Camurus AB *	65,323	4,968,552
Catena AB	76,397	3,507,496
Cibus Nordic Real Estate AB publ	130,409	2,348,204
Clas Ohlson AB, B Shares	66,239	2,341,375
Cloetta AB, B Shares	325,072	1,113,330
Corem Property Group AB, B Shares	1,356,395	659,709
Dios Fastigheter AB	190,586	1,292,579
Dometic Group AB	595,727	3,326,010
Electrolux AB, B Shares *	402,943	2,387,167
Electrolux Professional AB, B Shares	389,948	2,529,335
Elekta AB, B Shares	628,661	3,124,029
Embracer Group AB *	261,223	2,332,947
Fabege AB	375,257	3,230,856
Fagerhult Group AB	128,945	549,641
Granges AB	190,192	2,788,771
Hemnet Group AB	156,199	4,059,238
Hexatronic Group AB *	330,335	803,325
Hexpol AB	480,149	4,321,623
HMS Networks AB *	58,012	2,820,302
Hufvudstaden AB, A Shares	186,600	2,430,558
Husqvarna AB, B Shares	614,680	3,485,722
Instalco AB	391,172	1,031,439
Intea Fastigheter AB	113,981	879,597
Investment AB Oresund	46,597	589,720
INVISIO AB	64,004	2,106,184
JM AB	108,866	1,572,143
Kinnevik AB, Class B *	439,276	3,939,820
Lagercrantz Group AB, B Shares	347,140	8,207,218
Lindab International AB	134,854	2,991,674
Loomis AB	125,684	5,568,518
Medicover AB, B Shares	83,686	2,338,351
MEKO AB	67,220	580,165
MIPS AB	49,195	2,086,073
Modern Times Group MTG AB, B Shares *	188,315	1,948,590
Munters Group AB	239,281	3,265,893
Mycronic AB	277,719	6,221,213
NCAB Group AB *	319,909	1,663,410
See financial notes
42
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NCC AB, B Shares	156,512	3,209,256
Nolato AB, B Shares	345,622	2,119,507
Nordnet AB publ	366,238	10,655,125
Norion Bank AB *	99,314	727,068
NP3 Fastigheter AB	58,241	1,553,536
Nyfosa AB	289,619	2,508,835
Pandox AB	181,985	3,291,323
Peab AB, B Shares	302,476	2,358,188
Platzer Fastigheter Holding AB, B Shares	120,592	870,103
Ratos AB, B Shares	347,945	1,294,587
Samhallsbyggnadsbolaget i Norden AB *(a)	1,846,905	932,618
Scandic Hotels Group AB	278,372	2,579,030
Sdiptech AB, B Shares *	65,453	1,299,926
Sectra AB, Class B	237,567	8,322,079
Sinch AB *	1,152,342	3,597,246
SkiStar AB	71,617	1,187,810
Stillfront Group AB *	792,205	418,864
Storskogen Group AB, B Shares	2,616,791	2,722,930
Systemair AB	181,836	1,651,998
Thule Group AB	197,892	5,535,762
Troax Group AB	69,941	1,041,795
Truecaller AB, B Shares	513,895	2,434,284
Vitec Software Group AB, B Shares	59,917	2,300,203
Vitrolife AB	137,270	1,980,877
Volati AB	49,743	554,916
Wallenstam AB, B Shares	637,024	2,969,084
Wihlborgs Fastigheter AB	500,840	4,970,808
Xvivo Perfusion AB *	46,870	830,346
		227,079,686

Switzerland 4.2%
Accelleron Industries AG	173,848	14,968,703
Allreal Holding AG	27,218	6,172,207
ALSO Holding AG	10,475	3,323,212
ams-OSRAM AG *	185,495	2,317,962
APG SGA SA	2,325	640,135
Arbonia AG	94,730	687,609
Aryzta AG *	42,793	3,944,314
Autoneum Holding AG	4,360	866,489
Basilea Pharmaceutica Ag Allschwil *	21,849	1,287,889
Bell Food Group AG	3,346	1,055,243
Bossard Holding AG, Class A	10,296	2,182,770
Bucher Industries AG	12,118	5,762,893
Burckhardt Compression Holding AG	5,634	5,076,629
Bystronic AG	2,637	1,161,659
Cembra Money Bank AG	54,044	6,137,905
Cie Financiere Tradition SA	3,201	1,037,556
Comet Holding AG	13,562	2,904,021
COSMO Pharmaceuticals NV	14,188	1,116,858
Daetwyler Holding AG	13,637	2,307,393
dormakaba Holding AG	5,521	5,140,635
EFG International AG *	269,826	5,369,168
Forbo Holding AG	1,760	1,746,674
Galenica AG	92,212	9,889,955
Huber & Suhner AG	26,336	3,988,056
Implenia AG	26,218	2,093,371
Inficon Holding AG	30,986	3,683,962
Interroll Holding AG	1,215	3,413,647
Intershop Holding AG	9,869	1,904,511
Kardex Holding AG	10,966	4,590,610
Komax Holding AG *	7,027	751,024
Landis & Gyr Group AG *	47,930	3,844,957
LEM Holding SA *	819	536,058
Leonteq AG	14,353	293,868
Medacta Group SA	11,200	2,038,020
SECURITY	NUMBER OF SHARES	VALUE ($)
Medartis Holding AG *	8,151	928,279
Medmix AG	43,032	578,391
Mobimo Holding AG	13,643	5,395,392
Montana Aerospace AG *	48,451	1,534,085
OC Oerlikon Corp. AG Pfaffikon	331,499	1,221,367
PIERER Mobility AG *(a)	15,060	286,857
PolyPeptide Group AG *	26,117	885,765
Rieter Holding AG (a)	4,430	313,795
Schweiter Technologies AG	1,743	686,032
Sensirion Holding AG *	16,742	1,382,857
SFS Group AG	30,762	4,234,804
Siegfried Holding AG *	71,298	7,477,345
SKAN Group AG	21,934	1,685,436
Softwareone Holding AG	274,702	2,372,122
St. Galler Kantonalbank AG	5,066	3,195,375
Stadler Rail AG	100,809	2,684,707
Sulzer AG	31,737	5,949,819
Sunrise Communications AG, Class A	76,726	4,820,281
Swissquote Group Holding SA	19,796	12,981,796
Tecan Group AG	23,581	4,872,315
u-blox Holding AG *	13,025	2,210,362
Valiant Holding AG	29,175	4,826,901
Vetropack Holding AG	24,041	782,261
Vontobel Holding AG	49,070	3,746,036
VP Bank AG, Class A	6,197	688,685
VZ Holding AG	26,703	6,055,420
Ypsomed Holding AG	6,985	3,426,719
Zehnder Group AG	15,856	1,418,815
		198,877,982

United Kingdom 10.2%
4imprint Group PLC	51,576	2,348,275
Aberdeen Group PLC	3,327,733	8,753,584
AG Barr PLC	170,969	1,575,336
AJ Bell PLC	537,478	3,699,784
Alphawave IP Group PLC *(a)	491,229	1,207,888
AO World PLC *	564,758	658,483
Ashmore Group PLC	789,747	1,903,506
ASOS PLC *(a)	103,103	386,550
Aston Martin Lagonda Global Holdings PLC *(a)	477,609	472,018
Auction Technology Group PLC *	167,584	764,149
Babcock International Group PLC	465,591	6,391,014
Bakkavor Group PLC	333,957	1,033,231
Balfour Beatty PLC	916,354	7,347,768
Baltic Classifieds Group PLC	831,732	3,708,248
Bellway PLC	211,911	6,670,845
Big Yellow Group PLC	344,095	4,230,495
Bodycote PLC	320,724	2,712,547
Breedon Group PLC	511,454	2,538,734
Bridgepoint Group PLC	721,476	3,282,959
Bytes Technology Group PLC	415,345	2,264,809
C&C Group PLC	696,736	1,613,431
Canal & SA	1,263,126	3,853,382
Carnival PLC *	266,327	7,772,136
Chemring Group PLC	493,261	3,578,677
Clarkson PLC	49,863	2,354,491
Close Brothers Group PLC *	278,996	1,732,405
CMC Markets PLC	179,295	531,709
Coats Group PLC	3,461,596	3,587,098
Computacenter PLC	122,568	3,808,697
Cranswick PLC	95,745	6,597,171
Crest Nicholson Holdings PLC	405,359	822,586
Currys PLC	1,909,856	2,897,689
Deliveroo PLC *	1,998,016	4,818,464
Derwent London PLC	195,666	4,494,028
Diversified Energy Co. PLC (a)	103,876	1,689,714
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
43

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Domino's Pizza Group PLC	669,816	1,767,377
Dowlais Group PLC	2,428,491	2,554,269
Dr. Martens PLC	1,039,261	1,272,811
Drax Group PLC	651,542	5,721,728
Dunelm Group PLC	244,215	3,959,360
easyJet PLC	690,106	4,564,873
Elementis PLC	1,057,783	2,323,746
Energean PLC	257,930	3,326,207
Essentra PLC	509,013	691,828
FDM Group Holdings PLC	156,879	269,602
Firstgroup PLC	1,048,214	3,138,276
Frasers Group PLC *	189,867	1,734,074
Future PLC	181,159	1,775,697
Games Workshop Group PLC	60,521	12,632,987
Genuit Group PLC	444,512	2,023,880
Genus PLC	121,764	4,285,466
Grafton Group PLC	320,756	3,787,977
Grainger PLC	1,303,293	3,419,501
Great Portland Estates PLC	715,709	2,954,059
Greencore Group PLC	821,787	2,770,137
Greggs PLC	180,120	3,837,648
Hammerson PLC	846,652	3,282,905
Harbour Energy PLC	1,037,278	3,195,225
Hays PLC	2,985,497	2,516,939
Helios Towers PLC *	1,591,320	2,820,738
Hill & Smith PLC	147,848	4,224,714
Hilton Food Group PLC	140,292	1,575,090
Hochschild Mining PLC	579,925	2,201,657
Ibstock PLC	741,307	1,384,132
IG Group Holdings PLC	618,684	9,445,366
Inchcape PLC	677,571	6,110,511
IntegraFin Holdings PLC	450,517	2,124,262
International Workplace Group PLC	1,412,052	3,861,292
Investec PLC	1,083,592	7,920,170
IP Group PLC *	1,641,553	1,332,910
Ithaca Energy PLC	329,988	1,034,326
ITV PLC	6,181,130	6,810,254
J D Wetherspoon PLC	139,398	1,308,919
John Wood Group PLC *(b)	1,220,962	473,294
Johnson Matthey PLC	308,283	7,959,425
JTC PLC	289,047	4,506,566
Jupiter Fund Management PLC	810,017	1,370,156
Just Group PLC	1,895,765	5,404,287
Kainos Group PLC	143,839	1,373,939
Keller Group PLC	128,507	2,316,083
Lancashire Holdings Ltd.	446,205	3,683,385
Lion Finance Group PLC	59,579	5,900,226
Liontrust Asset Management PLC	110,291	514,080
LondonMetric Property PLC	4,100,679	10,205,090
Man Group PLC	2,163,154	4,778,336
Marshalls PLC	407,804	984,021
Mitchells & Butlers PLC *	457,025	1,589,969
Mitie Group PLC	2,134,311	4,036,986
Mobico Group PLC *	942,512	417,924
Molten Ventures PLC *	288,191	1,393,132
MONY Group PLC	875,855	2,364,281
Moonpig Group PLC	565,419	1,520,180
Morgan Advanced Materials PLC	508,858	1,450,609
Morgan Sindall Group PLC	79,486	4,483,514
NCC Group PLC	508,628	999,162
Ninety One PLC	454,454	1,164,739
Ocado Group PLC *	1,086,765	4,942,210
OSB Group PLC	666,836	4,752,400
Oxford Instruments PLC	98,763	2,457,850
Oxford Nanopore Technologies PLC *(a)	813,139	1,987,352
Pagegroup PLC	578,291	1,848,556
Paragon Banking Group PLC	355,321	4,171,691
Pennon Group PLC	866,658	5,545,375
SECURITY	NUMBER OF SHARES	VALUE ($)
Petershill Partners PLC	389,641	1,252,890
Pets at Home Group PLC	836,708	2,529,912
Picton Property Income Ltd.	981,363	983,796
Playtech PLC	404,827	2,239,726
Plus500 Ltd.	129,103	5,288,555
Premier Foods PLC	1,196,619	3,049,082
Primary Health Properties PLC	4,703,106	5,845,801
PureTech Health PLC *	376,624	628,924
PZ Cussons PLC	488,017	454,282
QinetiQ Group PLC	879,266	5,652,182
Quilter PLC	2,429,552	5,383,212
Rank Group PLC	331,046	602,906
Raspberry PI Holdings PLC *(a)	101,537	578,906
Rathbones Group PLC	101,021	2,511,314
Renishaw PLC	63,180	2,757,107
RHI Magnesita NV	31,502	868,240
Rotork PLC	1,542,332	7,172,329
Safestore Holdings PLC	390,415	3,317,788
Savills PLC	242,713	2,984,049
Senior PLC	717,109	1,942,545
Serco Group PLC	1,843,671	5,440,108
Shaftesbury Capital PLC	2,710,027	5,345,618
Sirius Real Estate Ltd.	2,720,195	3,733,922
Softcat PLC	236,768	5,156,553
Spectris PLC	181,090	9,899,011
Spire Healthcare Group PLC	477,905	1,401,112
Spirent Communications PLC	1,065,768	2,816,456
SSP Group PLC	1,448,126	3,009,083
Supermarket Income REIT PLC	2,216,726	2,345,013
Tate & Lyle PLC	667,642	4,794,225
TBC Bank Group PLC	97,950	5,789,672
Telecom Plus PLC	133,031	3,253,141
THG PLC *(a)	1,178,115	454,269
TP ICAP Group PLC	1,386,221	5,197,170
Trainline PLC *	753,642	2,734,907
Travis Perkins PLC	384,395	3,092,651
Tritax Big Box REIT PLC	4,505,290	8,448,579
Trustpilot Group PLC *	623,990	1,736,666
Tullow Oil PLC *(a)	2,093,129	304,284
Vesuvius PLC	336,328	1,698,532
Victrex PLC	157,063	1,515,108
Vistry Group PLC *	597,652	4,931,952
Volution Group PLC	349,841	2,987,165
Watches of Switzerland Group PLC *	408,487	1,802,461
WH Smith PLC	232,228	2,164,886
Wickes Group PLC	402,297	1,084,873
Workspace Group PLC	242,014	1,307,892
Zigup PLC	397,497	1,688,986
		486,835,473
Total Common Stocks (Cost $3,654,508,913)		4,763,123,791

PREFERRED STOCKS 0.1% OF NET ASSETS

Germany 0.1%
Draegerwerk AG & Co. KGaA	16,259	1,259,862
Sixt SE	30,990	2,161,918
		3,421,780

Italy 0.0%
Danieli & C Officine Meccaniche SpA - RSP	67,806	2,277,830

See financial notes
44
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Republic of Korea 0.0%
Daishin Securities Co. Ltd.	38,181	568,493

Sweden 0.0%
Corem Property Group AB	20,132	533,816
Total Preferred Stocks (Cost $4,632,470)		6,801,919

WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
Opthea Ltd.
expires 06/30/26 *(b)	332,101	29,561

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(b)	41,766	188,215
Total Warrants (Cost $0)		217,776

SHORT-TERM INVESTMENTS 2.5% OF NET ASSETS

Money Market Funds 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)	5,307,016	5,307,016
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)(e)	114,908,375	114,908,375
		120,215,391
Total Short-Term Investments (Cost $120,215,391)		120,215,391

Total Investments in Securities (Cost $3,779,356,774)		4,890,358,877

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/19/25	169	22,993,295	29,956

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $106,784,540.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	Security is traded on separate exchanges for the same issuer.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Industrials	23.6%
Materials	12.8%
Financials	12.5%
Consumer Discretionary	10.2%
Information Technology	9.3%
Real Estate	8.5%
Health Care	5.9%
Energy	5.0%
Consumer Staples	4.5%
Utilities	3.8%
Communication Services	3.4%
Short-Term Investments	2.5%
Total	102.0%

(a)	Excludes derivatives.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,870,021,395	$—	$—	$3,870,021,395
Australia	313,595,014	—	6,840,156 *	320,435,170
Hong Kong	48,873,603	—	0 *	48,873,603
Singapore	36,958,150	—	0 *	36,958,150
United Kingdom	486,362,179	—	473,294	486,835,473
Preferred Stocks[1]	6,801,919	—	—	6,801,919
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
45

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Warrants
Australia	$—	$—	$29,561	$29,561
Italy	—	—	188,215	188,215
Short-Term Investments[1]	120,215,391	—	—	120,215,391
Futures Contracts[2]	29,956	—	—	29,956
Total	$4,882,857,607	$—	$7,531,226	$4,890,388,833

*	Level 3 amount shown includes securities determined to have no value at August 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
46
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $3,779,356,774) including securities on loan of $106,784,540		$4,890,358,877
Foreign currency, at value (cost $3,202,267)		3,213,108
Deposit with broker for futures contracts		1,806,857
Receivables:
Dividends		8,480,772
Foreign tax reclaims		3,966,153
Investments sold		504,645
Income from securities on loan	+	417,365
Total assets		4,908,747,777

Liabilities
Collateral held for securities on loan		114,908,375
Payables:
Management fees		324,252
Foreign capital gains tax		228,583
Variation margin on futures contracts		138,124
Investments bought	+	51,774
Total liabilities		115,651,108
Net assets		$4,793,096,669

Net Assets by Source
Capital received from investors		$4,045,873,631
Total distributable earnings	+	747,223,038
Net assets		$4,793,096,669

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,793,096,669		108,100,000		$44.34

See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
47

Schwab International Small-Cap Equity ETF
Statement of Operations

For the period September 1, 2024 through August 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $14,075,969)		$123,917,427
Interest received from securities - unaffiliated issuers		25,473
Other Interest		7,470
Securities on loan, net	+	3,196,436
Total investment income		127,146,806

Expenses
Management fees		4,285,623
Professional fees	+	46,722 [1]
Total expenses		4,332,345
Expense reduction	–	46,722 [1]
Net expenses	–	4,285,623
Net investment income		122,861,183

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(4,684,362)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		108,472,375
Net realized gains on futures contracts		2,757,011
Net realized gains on foreign currency transactions	+	214,750
Net realized gains		106,759,774
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of ($217,529))		608,420,610
Net change in unrealized appreciation (depreciation) on futures contracts		(546,866)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	76,403
Net change in unrealized appreciation (depreciation)		607,950,147
Net realized and unrealized gains		714,709,921
Increase in net assets resulting from operations		$837,571,104

[1]
Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund
(see financial notes 2(d) and 3 for additional information).

See financial notes
48
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Small-Cap Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/24-8/31/25		9/1/23-8/31/24
Net investment income		$122,861,183	$106,266,510
Net realized gains (losses)		106,759,774	(31,361,253)
Net change in unrealized appreciation (depreciation)	+	607,950,147	476,151,058
Increase in net assets resulting from operations		$837,571,104	$551,056,315

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($140,093,440 )	($110,034,770 )

TRANSACTIONS IN FUND SHARES
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,200,000	$157,327,959	4,800,000	$156,383,101
Shares redeemed	+	(8,900,000)	(328,639,902)	(2,700,000)	(97,011,060)
Net transactions in fund shares		(4,700,000)	($171,311,943 )	2,100,000	$59,372,041

SHARES OUTSTANDING AND NET ASSETS
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		112,800,000	$4,266,930,948	110,700,000	$3,766,537,362
Total increase (decrease)	+	(4,700,000)	526,165,721	2,100,000	500,393,586
End of period		108,100,000	$4,793,096,669	112,800,000	$4,266,930,948
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
49

Schwab Emerging Markets Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 8/31/25	9/1/23– 8/31/24	9/1/22– 8/31/23	9/1/21– 8/31/22	9/1/20– 8/31/21
Per-Share Data
Net asset value at beginning of period	$27.23	$24.62	$25.22	$31.64	$27.11
Income (loss) from investment operations:
Net investment income (loss)[1]	0.73	0.69	0.75	0.93	0.63
Net realized and unrealized gains (losses)	4.06	2.78	(0.62)	(6.63)	4.64
Total from investment operations	4.79	3.47	0.13	(5.70)	5.27
Less distributions:
Distributions from net investment income	(0.81)	(0.86)	(0.73)	(0.72)	(0.74)
Net asset value at end of period	$31.21	$27.23	$24.62	$25.22	$31.64
Total return	17.98%	14.57%	0.61%	(18.32%)	19.53%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.10%[2]	0.11%	0.11%[3]	0.11%[3]	0.11%
Net investment income (loss)	2.57%	2.73%	3.09%	3.33%	2.04%
Portfolio turnover rate[4]	7%	8%	13%	13%	15%
Net assets, end of period (x 1,000,000)	$10,641	$9,089	$8,463	$8,557	$9,505

[1]	Calculated based on the average shares outstanding during the period.
[2]
Effective June 10, 2025, the annual operating expense ratio was reduced to 0.07%. The ratio presented for the period ended August 31, 2025, is a blended ratio (see financial note 3 for additional information).

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
50
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.2% OF NET ASSETS

Brazil 3.0%
Allos SA	553,632	2,443,769
Alupar Investimento SA	305,738	1,678,486
Ambev SA	5,481,486	12,471,464
Ambipar Participacoes e Empreendimentos SA *	916,530	2,254,136
Auren Energia SA	494,295	988,936
B3 SA - Brasil Bolsa Balcao	6,220,652	14,875,198
Banco Bradesco SA	1,827,322	4,861,099
Banco BTG Pactual SA	1,391,282	11,498,114
Banco do Brasil SA	2,059,200	8,114,495
Banco Santander Brasil SA	455,450	2,367,827
BB Seguridade Participacoes SA	748,582	4,526,162
Brava Energia *	528,004	1,950,310
BRF SA	854,773	3,248,644
Caixa Seguridade Participacoes SA	704,943	1,831,156
Centrais Eletricas Brasileiras SA	1,418,041	11,761,059
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	537,087	12,119,855
Cia Energetica de Minas Gerais	180,938	498,004
Cia Paranaense de Energia - Copel	913,134	1,884,103
Cia Siderurgica Nacional SA	761,697	1,067,872
Cosan SA *	1,755,926	1,892,406
CPFL Energia SA	246,105	1,784,999
CSN Mineracao SA	672,367	644,113
Embraer SA	832,321	11,684,173
Energisa SA	391,439	3,519,857
Eneva SA *	967,400	2,692,915
Engie Brasil Energia SA	255,972	1,883,444
Equatorial Energia SA	1,168,830	7,874,599
GPS Participacoes e Empreendimentos SA	530,091	1,687,510
Grupo Mateus SA	522,455	702,626
Hapvida Participacoes e Investimentos SA *	392,030	3,012,393
Hypera SA	419,053	1,883,697
Itau Unibanco Holding SA	629,406	3,989,952
Klabin SA	1,083,858	3,695,992
Localiza Rent a Car SA	1,055,060	6,966,222
Lojas Renner SA	1,293,903	3,875,917
M Dias Branco SA	163,931	896,047
Marfrig Global Foods SA	327,320	1,503,305
Motiva Infraestrutura de Mobilidade SA	1,443,640	3,829,778
Multiplan Empreendimentos Imobiliarios SA	432,608	2,219,586
Natura Cosmeticos SA *	1,166,136	1,935,647
Neoenergia SA	289,126	1,456,256
Petroleo Brasileiro SA - Petrobras	4,422,871	27,499,843
Porto Seguro SA	216,439	2,063,469
PRIO SA *	919,986	6,418,428
Raia Drogasil SA	1,547,252	5,002,537
Rede D'Or Sao Luiz SA	1,168,366	8,472,004
Rumo SA	1,503,122	4,029,112
Santos Brasil Participacoes SA	764,386	2,002,463
Sao Martinho SA	195,602	655,838
Sendas Distribuidora SA	1,670,587	3,237,703
SLC Agricola SA	241,936	779,993
Smartfit Escola de Ginastica e Danca SA	323,279	1,453,776
Suzano SA	824,691	7,968,726
Telefonica Brasil SA	904,215	5,642,078
TIM SA	924,200	3,873,464
SECURITY	NUMBER OF SHARES	VALUE ($)
TOTVS SA	594,913	4,723,706
Transmissora Alianca de Energia Eletrica SA	276,985	1,779,346
Ultrapar Participacoes SA	865,031	3,133,050
Usinas Siderurgicas de Minas Gerais SA Usiminas *	305,144	251,846
Vale SA	4,303,844	44,052,536
Vibra Energia SA	1,228,872	5,442,435
WEG SA	1,806,030	12,530,184
		321,084,660

Chile 0.5%
Aguas Andinas SA, Class A	4,309,244	1,530,370
Banco de Chile	55,332,145	7,960,162
Banco de Credito e Inversiones SA	99,807	4,052,454
Banco Itau Chile SA	77,060	1,104,355
Banco Santander Chile	77,469,529	4,673,866
Cencosud SA	1,592,247	5,065,872
Cencosud Shopping SA	669,813	1,363,191
Cia Cervecerias Unidas SA	120,747	750,178
Cia Sud Americana de Vapores SA	16,666,317	837,461
Colbun SA	9,821,126	1,483,658
Empresas CMPC SA	1,272,862	2,003,779
Empresas Copec SA	439,657	3,287,121
Enel Americas SA	23,149,227	2,415,860
Enel Chile SA	30,966,963	2,180,206
Falabella SA	976,356	5,579,264
Latam Airlines Group SA	235,339,471	5,948,186
Plaza SA	845,218	1,992,429
Quinenco SA	386,381	1,598,710
		53,827,122

China 34.8%
360 Security Technology, Inc., A Shares	734,700	1,196,513
37 Interactive Entertainment Network Technology Group Co. Ltd., A Shares	132,900	367,384
3peak, Inc., A Shares *	10,330	240,093
3SBio, Inc. *	2,155,385	8,062,113
Accelink Technologies Co. Ltd., A Shares	72,700	701,300
ACM Research Shanghai, Inc., A Shares	13,581	295,538
Advanced Micro-Fabrication Equipment, Inc. China, A Shares	53,140	1,597,826
AECC Aero-Engine Control Co. Ltd., A Shares	113,300	335,472
AECC Aviation Power Co. Ltd., A Shares	207,500	1,176,051
Agricultural Bank of China Ltd., A Shares	7,300,200	7,194,840
Agricultural Bank of China Ltd., H Shares	36,631,829	24,669,164
Aier Eye Hospital Group Co. Ltd., A Shares	787,344	1,481,217
AIMA Technology Group Co. Ltd., A Shares	34,100	175,699
Air China Ltd., A Shares *	1,041,400	1,103,859
Air China Ltd., H Shares *	1,865,943	1,235,050
Aisino Corp., A Shares	52,300	67,772
Akeso, Inc. *	813,486	16,247,076
Alibaba Group Holding Ltd.	21,553,226	319,876,376
Alibaba Health Information Technology Ltd. *(a)	5,990,428	4,195,532
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
51

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
All Winner Technology Co. Ltd., A Shares	71,370	469,334
Alpha Group, A Shares *	162,500	223,806
Aluminum Corp. of China Ltd., A Shares	1,142,200	1,255,605
Aluminum Corp. of China Ltd., H Shares	4,532,126	4,028,763
Amlogic Shanghai Co. Ltd., A Shares *	40,017	561,984
An Hui Wenergy Co. Ltd., A Shares	148,100	149,497
Angang Steel Co. Ltd., H Shares *	1,908,577	523,914
Angel Yeast Co. Ltd., A Shares	93,800	521,623
Angelalign Technology, Inc.	92,828	862,688
Anhui Anke Biotechnology Group Co. Ltd., A Shares	148,500	233,921
Anhui Conch Cement Co. Ltd., A Shares	369,900	1,264,540
Anhui Conch Cement Co. Ltd., H Shares	1,412,351	4,438,592
Anhui Expressway Co. Ltd., H Shares	641,367	965,853
Anhui Gujing Distillery Co. Ltd., A Shares	112,704	2,710,478
Anhui Jianghuai Automobile Group Corp. Ltd., A Shares *	179,400	1,371,417
Anhui Kouzi Distillery Co. Ltd., A Shares	21,100	102,733
Anhui Xinhua Media Co. Ltd., A Shares	178,100	173,529
Anhui Yingjia Distillery Co. Ltd., A Shares	30,900	197,734
Anhui Zhongding Sealing Parts Co. Ltd., A Shares	113,200	368,868
Anjoy Foods Group Co. Ltd., A Shares	30,300	316,068
Anker Innovations Technology Co. Ltd., A Shares	47,000	925,312
ANTA Sports Products Ltd.	1,494,462	18,403,170
Apeloa Pharmaceutical Co. Ltd., A Shares	120,600	269,212
APT Medical, Inc., A Shares	11,591	462,758
ASR Microelectronics Co. Ltd., A Shares *	34,590	509,468
Asymchem Laboratories Tianjin Co. Ltd., A Shares	21,280	319,433
Autel Intelligent Technology Corp. Ltd., Class A	47,966	286,336
Autobio Diagnostics Co. Ltd., A Shares	67,600	385,036
Autohome, Inc., ADR	77,404	2,235,428
Avary Holding Shenzhen Co. Ltd., A Shares	202,500	1,700,104
AVIC Chengdu UAS Co. Ltd., Class A *	55,557	462,221
AviChina Industry & Technology Co. Ltd., H Shares	3,071,050	1,741,188
Avicopter PLC, A Shares	57,300	325,243
BAIC BluePark New Energy Technology Co. Ltd., A Shares *	460,900	572,016
BAIC Motor Corp. Ltd., H Shares *	2,988,650	785,897
Baidu, Inc., A Shares *	2,612,327	29,957,225
Baiyin Nonferrous Group Co. Ltd., A Shares	425,800	210,425
Bank of Beijing Co. Ltd., A Shares	1,779,500	1,498,989
Bank of Changsha Co. Ltd., A Shares	372,400	502,438
Bank of Chengdu Co. Ltd., A Shares	338,400	877,499
Bank of China Ltd., A Shares	4,326,600	3,353,012
Bank of China Ltd., H Shares	87,439,174	47,780,663
Bank of Communications Co. Ltd., A Shares	3,325,200	3,393,919
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Communications Co. Ltd., H Shares	9,117,926	7,871,322
Bank of Guiyang Co. Ltd., A Shares	407,200	353,873
Bank of Hangzhou Co. Ltd., A Shares	563,500	1,255,510
Bank of Jiangsu Co. Ltd., A Shares	1,634,000	2,484,447
Bank of Nanjing Co. Ltd., A Shares	991,100	1,547,289
Bank of Ningbo Co. Ltd., A Shares	569,760	2,257,346
Bank of Qingdao Co. Ltd., A Shares	989,500	682,098
Bank of Shanghai Co. Ltd., A Shares	1,155,370	1,547,457
Bank of Suzhou Co. Ltd., A Shares	345,700	394,098
Bank of Xi'an Co. Ltd., Class A	703,100	412,613
Bank of Zhengzhou Co. Ltd., A Shares	1,607,787	469,506
Baoshan Iron & Steel Co. Ltd., A Shares	1,885,532	1,834,494
BBMG Corp., A Shares	1,808,200	413,793
Beijing Capital Eco-Environment Protection Group Co. Ltd., A Shares	697,900	306,681
Beijing Capital International Airport Co. Ltd., H Shares *	2,456,792	929,666
Beijing Compass Technology Development Co. Ltd., A Shares *	51,800	1,091,227
Beijing Dabeinong Technology Group Co. Ltd., A Shares	396,500	235,469
Beijing Easpring Material Technology Co. Ltd., A Shares	49,000	331,446
Beijing E-Hualu Information Technology Co. Ltd., A Shares *	73,800	244,625
Beijing Enlight Media Co. Ltd., A Shares	270,800	751,251
Beijing Enterprises Holdings Ltd.	559,127	2,320,895
Beijing Enterprises Water Group Ltd.	5,444,798	1,815,899
Beijing Jetsen Technology Co. Ltd., A Shares	319,000	273,193
Beijing Jingneng Clean Energy Co. Ltd., H Shares	2,269,201	692,766
Beijing Jingneng Power Co. Ltd., Class A	729,100	432,989
Beijing Kingsoft Office Software, Inc., A Shares	39,574	1,858,469
Beijing New Building Materials PLC, A Shares	164,100	615,133
Beijing Originwater Technology Co. Ltd., A Shares	349,277	222,626
Beijing Roborock Technology Co. Ltd., A Shares	22,461	677,633
Beijing Shiji Information Technology Co. Ltd., A Shares	252,980	392,462
Beijing Shougang Co. Ltd., A Shares	663,900	387,744
Beijing Shunxin Agriculture Co. Ltd., A Shares	70,600	162,851
Beijing Sinnet Technology Co. Ltd., A Shares	130,100	294,984
Beijing Tiantan Biological Products Corp. Ltd., A Shares	163,920	461,419
Beijing Tong Ren Tang Co. Ltd., A Shares	138,600	694,284
Beijing Ultrapower Software Co. Ltd., A Shares	204,800	396,788
Beijing United Information Technology Co. Ltd., A Shares	71,905	294,372
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A Shares *	78,250	644,210
Beijing Yanjing Brewery Co. Ltd., A Shares	313,000	553,687
See financial notes
52
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares	18,400	152,360
Beijing Zhong Ke San Huan High-Tech Co. Ltd., A Shares	117,530	261,533
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares	3,674,200	2,754,567
Beiqi Foton Motor Co. Ltd., A Shares *	478,100	185,929
BeOne Medicines Ltd., Class A *	9,613	375,192
BeOne Medicines Ltd., Class H *	1,071,366	25,314,189
Bestechnic Shanghai Co. Ltd., A Shares	12,684	503,902
Bethel Automotive Safety Systems Co. Ltd., A Shares	54,740	366,506
Betta Pharmaceuticals Co. Ltd., A Shares	40,000	396,866
BGI Genomics Co. Ltd., A Shares *	28,700	216,777
Bilibili, Inc., Z Shares *	342,786	7,954,230
Bloomage Biotechnology Corp. Ltd., A Shares	34,275	275,247
Blue Moon Group Holdings Ltd. (a)	2,014,055	860,304
Bluefocus Intelligent Communications Group Co. Ltd., A Shares	385,140	380,122
BOC International China Co. Ltd., A Shares	207,000	469,345
BOE Technology Group Co. Ltd., A Shares	3,301,700	1,960,773
BOE Technology Group Co. Ltd., B Shares	1,135,450	431,118
Bosideng International Holdings Ltd.	4,893,211	2,818,232
Bright Dairy & Food Co. Ltd., A Shares	43,000	53,065
Brilliance China Automotive Holdings Ltd.	3,542,000	1,808,290
BTG Hotels Group Co. Ltd., A Shares	102,500	219,454
Business-intelligence of Oriental Nations Corp. Ltd., A Shares *	157,600	265,071
BYD Co. Ltd., A Shares	467,900	7,492,654
BYD Co. Ltd., H Shares	4,442,268	65,187,947
BYD Electronic International Co. Ltd.	915,516	4,836,028
By-health Co. Ltd., A Shares	78,200	134,600
C&D International Investment Group Ltd.	905,332	2,150,727
C&S Paper Co. Ltd., A Shares *	151,300	186,289
Caida Securities Co. Ltd., A Shares	256,100	277,572
Caitong Securities Co. Ltd., A Shares	479,260	583,364
Cambricon Technologies Corp. Ltd., A Shares *	36,876	7,726,886
Camel Group Co. Ltd., A Shares	173,400	244,661
Canmax Technologies Co. Ltd., A Shares	73,320	208,036
CanSino Biologics, Inc., H Shares *	136,868	857,812
Capital Securities Co. Ltd., A Shares	94,900	284,855
Cathay Biotech, Inc., A Shares	71,206	530,136
CCOOP Group Co. Ltd., A Shares *	1,545,500	516,411
CECEP Solar Energy Co. Ltd., A Shares	345,200	227,297
CECEP Wind-Power Corp., A Shares	627,120	266,773
Central China Securities Co. Ltd., H Shares (a)	787,000	283,673
CETC Cyberspace Security Technology Co. Ltd., A Shares	87,900	235,953
CGN Power Co. Ltd., A Shares	1,445,700	779,397
CGN Power Co. Ltd., H Shares	13,045,194	4,919,652
Changchun High-Tech Industry Group Co. Ltd., A Shares	41,300	597,571
Changjiang Securities Co. Ltd., A Shares	519,400	623,473
SECURITY	NUMBER OF SHARES	VALUE ($)
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., A Shares	26,400	448,772
Chaozhou Three-Circle Group Co. Ltd., A Shares	176,408	1,095,182
Chengdu Xingrong Environment Co. Ltd., A Shares	283,400	271,352
Chengxin Lithium Group Co. Ltd., A Shares *	81,300	195,409
Chifeng Jilong Gold Mining Co. Ltd., A Shares	145,100	529,040
China Baoan Group Co. Ltd., A Shares	261,200	359,376
China Bohai Bank Co. Ltd., H Shares *	4,042,942	528,974
China Cinda Asset Management Co. Ltd., H Shares	10,300,352	2,153,655
China CITIC Bank Corp. Ltd., A Shares	1,126,800	1,249,750
China CITIC Bank Corp. Ltd., H Shares	10,816,705	9,656,967
China CITIC Financial Asset Management Co. Ltd., H Shares *	21,622,488	3,189,628
China Coal Energy Co. Ltd., A Shares	481,800	767,060
China Coal Energy Co. Ltd., H Shares	2,558,920	3,105,163
China Communications Services Corp. Ltd., H Shares	3,208,064	1,905,288
China Conch Venture Holdings Ltd.	1,547,565	2,050,623
China Construction Bank Corp., A Shares	785,200	992,138
China Construction Bank Corp., H Shares	116,105,744	111,848,501
China CSSC Holdings Ltd., A Shares	395,400	2,075,034
China Eastern Airlines Corp. Ltd., A Shares *	1,260,000	719,970
China Eastern Airlines Corp. Ltd., H Shares *	1,809,684	705,688
China Energy Engineering Corp. Ltd., A Shares	4,311,408	1,482,977
China Energy Engineering Corp. Ltd., H Shares	5,928,677	927,800
China Enterprise Co. Ltd., A Shares *	459,900	193,702
China Everbright Bank Co. Ltd., A Shares	4,019,800	2,133,268
China Everbright Bank Co. Ltd., H Shares	3,558,574	1,597,646
China Everbright Environment Group Ltd.	4,871,669	2,743,335
China Everbright Ltd. (a)	1,159,092	1,324,745
China Feihe Ltd.	4,682,165	2,636,621
China Film Group Co. Ltd., A Shares	162,200	317,441
China Galaxy Securities Co. Ltd., A Shares	559,800	1,454,751
China Galaxy Securities Co. Ltd., H Shares	4,167,618	5,971,420
China Gas Holdings Ltd.	3,643,119	3,635,712
China Great Wall Securities Co. Ltd., A Shares	279,900	480,594
China Greatwall Technology Group Co. Ltd., A Shares *	301,900	758,268
China Green Electricity Investment of Tianjin Co. Ltd., A Shares	177,500	221,788
China Hongqiao Group Ltd.	3,276,853	10,693,271
China International Capital Corp. Ltd., A Shares	350,000	1,894,269
China International Capital Corp. Ltd., H Shares	1,709,618	4,644,742
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
53

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
China International Marine Containers Group Co. Ltd., H Shares	1,007,965	1,053,755
China Jinmao Holdings Group Ltd.	8,711,259	1,631,437
China Jushi Co. Ltd., A Shares	377,777	827,919
China Lesso Group Holdings Ltd.	1,221,371	755,146
China Life Insurance Co. Ltd., H Shares	8,834,520	27,220,274
China Literature Ltd. *	466,276	2,425,926
China Longyuan Power Group Corp. Ltd., H Shares	3,923,780	3,382,287
China Medical System Holdings Ltd.	1,585,240	2,659,741
China Meheco Group Co. Ltd., A Shares	150,240	229,068
China Mengniu Dairy Co. Ltd.	3,669,663	7,154,945
China Merchants Bank Co. Ltd., A Shares	1,810,600	10,902,543
China Merchants Bank Co. Ltd., H Shares	4,532,877	27,909,477
China Merchants Energy Shipping Co. Ltd., A Shares	783,800	714,166
China Merchants Expressway Network & Technology Holdings Co. Ltd., A Shares	516,300	754,574
China Merchants Port Holdings Co. Ltd.	1,245,599	2,395,060
China Merchants Securities Co. Ltd., A Shares	668,680	1,781,820
China Merchants Securities Co. Ltd., H Shares (a)	534,860	1,151,933
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	704,400	904,877
China Minsheng Banking Corp. Ltd., A Shares	3,080,200	1,989,235
China Minsheng Banking Corp. Ltd., H Shares	7,368,892	4,196,833
China National Accord Medicines Corp. Ltd., B Shares	228,748	403,750
China National Building Material Co. Ltd., H Shares	4,148,720	3,001,441
China National Chemical Engineering Co. Ltd., A Shares	575,300	634,843
China National Medicines Corp. Ltd., A Shares	46,400	192,823
China National Nuclear Power Co. Ltd., A Shares	1,732,000	2,166,581
China National Software & Service Co. Ltd., A Shares *	80,470	605,208
China Northern Rare Earth Group High-Tech Co. Ltd., A Shares	278,200	2,218,866
China Oilfield Services Ltd., A Shares	158,229	311,224
China Oilfield Services Ltd., H Shares	2,214,056	2,010,751
China Overseas Land & Investment Ltd.	4,384,997	7,824,074
China Pacific Insurance Group Co. Ltd., A Shares	549,000	3,106,951
China Pacific Insurance Group Co. Ltd., H Shares	3,057,354	13,906,601
China Petroleum & Chemical Corp., A Shares	2,745,100	2,200,612
China Petroleum & Chemical Corp., H Shares	27,620,137	15,270,021
China Power International Development Ltd.	5,517,646	2,215,311
China Railway Group Ltd., A Shares	1,844,700	1,471,036
China Railway Group Ltd., H Shares	4,717,539	2,390,282
SECURITY	NUMBER OF SHARES	VALUE ($)
China Railway Hi-tech Industry Co. Ltd., A Shares	193,200	231,369
China Railway Signal & Communication Corp. Ltd., A Shares	516,306	404,474
China Railway Signal & Communication Corp. Ltd., H Shares	1,854,194	822,939
China Rare Earth Resources & Technology Co. Ltd., A Shares *	93,300	763,921
China Reinsurance Group Corp., H Shares	9,239,805	2,026,728
China Resources Beer Holdings Co. Ltd.	1,899,930	6,819,018
China Resources Boya Bio-pharmaceutical Group Co. Ltd., A Shares	58,000	216,682
China Resources Building Materials Technology Holdings Ltd.	2,853,175	677,075
China Resources Double Crane Pharmaceutical Co. Ltd., A Shares	108,140	295,294
China Resources Gas Group Ltd.	1,082,631	2,780,232
China Resources Land Ltd.	3,434,766	13,464,401
China Resources Microelectronics Ltd., A Shares	93,908	690,849
China Resources Mixc Lifestyle Services Ltd.	677,145	3,364,944
China Resources Pharmaceutical Group Ltd.	2,169,067	1,357,780
China Resources Power Holdings Co. Ltd.	2,394,423	5,513,176
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares	127,855	546,222
China Ruyi Holdings Ltd. *	12,050,947	4,451,949
China Shenhua Energy Co. Ltd., A Shares	613,370	3,226,677
China Shenhua Energy Co. Ltd., H Shares	4,043,939	18,093,292
China South Publishing & Media Group Co. Ltd., A Shares	175,200	323,697
China Southern Airlines Co. Ltd., A Shares *	1,069,300	906,746
China Southern Airlines Co. Ltd., H Shares *	1,937,471	956,825
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., A Shares	262,500	174,317
China Southern Power Grid Energy Storage Co. Ltd., A Shares	143,300	207,220
China State Construction Engineering Corp. Ltd., A Shares	3,364,400	2,640,394
China State Construction International Holdings Ltd.	2,006,556	2,748,901
China Suntien Green Energy Corp. Ltd., H Shares	2,559,999	1,425,168
China Taiping Insurance Holdings Co. Ltd.	1,640,148	3,404,067
China Three Gorges Renewables Group Co. Ltd., A Shares	2,320,100	1,384,347
China Tourism Group Duty Free Corp. Ltd., A Shares	162,100	1,576,895
China Tourism Group Duty Free Corp. Ltd., H Shares	139,839	1,126,483
China Tower Corp. Ltd., H Shares	5,740,039	8,644,094
China Traditional Chinese Medicine Holdings Co. Ltd.	3,173,670	891,543
See financial notes
54
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
China TransInfo Technology Co. Ltd., A Shares *	156,500	247,401
China United Network Communications Ltd., A Shares	2,638,600	2,111,532
China Vanke Co. Ltd., A Shares *	846,900	807,330
China Vanke Co. Ltd., H Shares *	2,473,297	1,684,641
China World Trade Center Co. Ltd., A Shares	64,000	184,646
China XD Electric Co. Ltd., A Shares	447,700	412,325
China Yangtze Power Co. Ltd., A Shares	2,069,700	8,162,222
China Zhenhua Group Science & Technology Co. Ltd., A Shares	51,400	367,380
China Zheshang Bank Co. Ltd., A Shares	2,131,990	969,794
China Zheshang Bank Co. Ltd., H Shares	2,966,000	1,015,825
Chinalin Securities Co. Ltd., A Shares	124,200	294,336
Chinese Universe Publishing & Media Group Co. Ltd., A Shares	121,000	174,464
Chongqing Brewery Co. Ltd., A Shares	45,800	356,418
Chongqing Changan Automobile Co. Ltd., A Shares	696,664	1,229,442
Chongqing Changan Automobile Co. Ltd., B Shares	1,986,698	1,118,750
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	110,760	207,749
Chongqing Qianli Technology Co. Ltd., A Shares *	415,000	688,676
Chongqing Rural Commercial Bank Co. Ltd., Class A	562,000	496,291
Chongqing Rural Commercial Bank Co. Ltd., H Shares (a)	3,109,646	2,297,576
Chongqing Taiji Industry Group Co. Ltd., A Shares *	44,900	140,446
Chongqing Water Group Co. Ltd., A Shares	577,100	382,422
Chongqing Zhifei Biological Products Co. Ltd., A Shares	206,100	651,332
Cinda Securities Co. Ltd., A Shares	275,100	758,931
CITIC Ltd.	6,101,518	8,703,205
Citic Pacific Special Steel Group Co. Ltd., A Shares	492,910	903,774
CITIC Securities Co. Ltd., A Shares	1,038,780	4,591,003
CITIC Securities Co. Ltd., H Shares	1,896,836	6,963,634
CMOC Group Ltd., A Shares	1,463,900	2,540,266
CMOC Group Ltd., H Shares	4,765,493	7,268,189
CNGR Advanced Material Co. Ltd., A Shares	57,380	301,368
CNOOC Energy Technology & Services Ltd., A Shares	654,300	366,521
CNPC Capital Co. Ltd., A Shares	686,700	1,222,463
COFCO Sugar Holding Co. Ltd., A Shares	127,700	289,901
Contemporary Amperex Technology Co. Ltd., A Shares	371,800	15,982,159
COSCO SHIPPING Development Co. Ltd., A Shares	1,176,100	417,748
COSCO SHIPPING Development Co. Ltd., H Shares	3,943,147	586,729
COSCO SHIPPING Energy Transportation Co. Ltd., A Shares	320,100	465,131
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	1,568,350	1,402,208
SECURITY	NUMBER OF SHARES	VALUE ($)
COSCO SHIPPING Holdings Co. Ltd., A Shares	1,100,321	2,360,435
COSCO SHIPPING Holdings Co. Ltd., H Shares	3,272,119	5,687,284
COSCO SHIPPING Ports Ltd.	1,557,321	1,126,662
Country Garden Services Holdings Co. Ltd.	2,549,564	2,122,497
CRRC Corp. Ltd., A Shares	2,088,100	2,248,516
CRRC Corp. Ltd., H Shares	4,732,195	3,805,982
CSC Financial Co. Ltd., A Shares	358,300	1,426,600
CSC Financial Co. Ltd., H Shares	976,729	1,830,462
CSG Holding Co. Ltd., A Shares	275,200	183,523
CSG Holding Co. Ltd., B Shares	797,385	190,247
CSPC Innovation Pharmaceutical Co. Ltd., A Shares	103,920	778,802
CSPC Pharmaceutical Group Ltd.	9,501,193	12,272,814
CSSC Science & Technology Co. Ltd., A Shares	116,000	206,503
Daan Gene Co. Ltd., A Shares *	140,160	132,824
Damai Entertainment Holdings Ltd. *	14,361,281	2,136,917
Daqin Railway Co. Ltd., A Shares	1,594,100	1,412,193
Daqo New Energy Corp., ADR *	59,501	1,508,350
Datang International Power Generation Co. Ltd., H Shares	4,464,505	1,265,616
DHC Software Co. Ltd., A Shares	389,400	617,219
Dian Diagnostics Group Co. Ltd., A Shares	69,500	177,097
Do-Fluoride New Materials Co. Ltd., A Shares	98,280	186,134
Dong-E-E-Jiao Co. Ltd., A Shares	58,500	426,094
Dongfang Electric Corp. Ltd., A Shares	268,900	746,735
Dongfang Electric Corp. Ltd., H Shares (a)	441,308	988,943
DongFeng Automobile Co. Ltd., A Shares	174,000	184,436
Dongfeng Motor Group Co. Ltd., H Shares	2,862,584	3,279,036
Dongguan Development Holdings Co. Ltd., A Shares	98,400	158,456
Dongguan Yiheda Automation Co. Ltd., A Shares	59,500	227,214
Dongxing Securities Co. Ltd., A Shares	284,900	488,379
Double Medical Technology, Inc., Class A	41,500	320,566
East Buy Holding Ltd. *(a)	511,770	1,773,768
East Money Information Co. Ltd., A Shares	1,321,102	5,362,085
Eastern Air Logistics Co. Ltd., A Shares	146,200	318,147
Eastroc Beverage Group Co. Ltd., A Shares	39,100	1,695,900
Ecovacs Robotics Co. Ltd., A Shares	51,200	696,463
Empyrean Technology Co. Ltd., A Shares	56,900	982,577
ENN Energy Holdings Ltd.	900,019	7,215,530
ENN Natural Gas Co. Ltd., A Shares	247,475	653,188
Eoptolink Technology, Inc. Ltd., A Shares	82,340	4,117,694
Eve Energy Co. Ltd., A Shares	164,836	1,323,492
Everbright Securities Co. Ltd., A Shares	308,800	869,242
Everbright Securities Co. Ltd., H Shares (a)	288,800	402,313
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
55

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Everdisplay Optronics Shanghai Co. Ltd., A Shares *	667,963	259,765
Eyebright Medical Technology Beijing Co. Ltd., A Shares	15,044	164,342
Fangda Carbon New Material Co. Ltd., A Shares	344,280	238,775
Far East Horizon Ltd.	2,183,707	2,086,830
Farasis Energy Gan Zhou Co. Ltd., A Shares *	93,274	241,212
FAW Jiefang Group Co. Ltd., A Shares	236,400	237,303
Fiberhome Telecommunication Technologies Co. Ltd., A Shares	98,800	380,480
Financial Street Holdings Co. Ltd., A Shares *	190,300	79,617
First Capital Securities Co. Ltd., A Shares	422,900	489,231
Flat Glass Group Co. Ltd., A Shares	127,900	318,906
Flat Glass Group Co. Ltd., H Shares	575,510	776,614
Focus Media Information Technology Co. Ltd., A Shares	1,151,000	1,342,844
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	412,804	2,401,668
Fosun International Ltd.	2,915,872	1,978,612
Founder Securities Co. Ltd., A Shares	689,500	836,368
Foxconn Industrial Internet Co. Ltd., A Shares	966,700	7,305,759
Fujian Funeng Co. Ltd., A Shares	144,620	196,338
Fujian Kuncai Material Technology Co. Ltd., A Shares *	35,980	101,179
Fujian Sunner Development Co. Ltd., A Shares	120,900	301,113
Full Truck Alliance Co. Ltd., ADR	994,544	12,978,799
Fushun Special Steel Co. Ltd., A Shares	131,200	102,598
Fuyao Glass Industry Group Co. Ltd., A Shares	153,900	1,418,694
Fuyao Glass Industry Group Co. Ltd., H Shares	746,050	6,584,047
GalaxyCore, Inc., Class A	210,559	509,932
Gan & Lee Pharmaceuticals Co. Ltd., A Shares	48,600	497,613
Ganfeng Lithium Group Co. Ltd., A Shares	117,820	660,327
Ganfeng Lithium Group Co. Ltd., H Shares (a)	516,887	2,079,257
G-bits Network Technology Xiamen Co. Ltd., A Shares	6,200	399,743
GCL System Integration Technology Co. Ltd., A Shares *	557,100	208,048
GCL Technology Holdings Ltd. *	25,572,563	4,100,349
GD Power Development Co. Ltd., A Shares	1,634,300	1,099,048
GDS Holdings Ltd., A Shares *	961,791	4,165,045
Geely Automobile Holdings Ltd.	7,003,138	17,571,064
GEM Co. Ltd., A Shares	494,900	517,634
Gemdale Corp., A Shares *	431,000	246,880
Genscript Biotech Corp. *(a)	1,579,105	3,483,983
GF Securities Co. Ltd., A Shares	504,700	1,550,350
GF Securities Co. Ltd., H Shares	1,122,609	2,665,456
Giant Biogene Holding Co. Ltd.	637,294	4,410,297
Giant Network Group Co. Ltd., A Shares	212,900	944,522
GigaDevice Semiconductor, Inc., A Shares	61,184	1,365,619
SECURITY	NUMBER OF SHARES	VALUE ($)
Ginlong Technologies Co. Ltd., A Shares	37,350	354,633
Glarun Technology Co. Ltd., A Shares	112,900	466,005
GoerTek, Inc., A Shares	321,300	1,656,390
Goke Microelectronics Co. Ltd., A Shares	17,300	237,296
Goldwind Science & Technology Co. Ltd., A Shares	372,200	596,749
Goldwind Science & Technology Co. Ltd., H Shares	761,386	862,387
Goneo Group Co. Ltd., A Shares	66,584	440,665
GoodWe Technologies Co. Ltd., A Shares *	18,877	132,776
Gotion High-tech Co. Ltd., A Shares	154,200	789,531
Grandjoy Holdings Group Co. Ltd., A Shares *	358,572	163,610
Great Wall Motor Co. Ltd., A Shares	244,600	887,700
Great Wall Motor Co. Ltd., H Shares	2,721,688	6,490,143
Gree Electric Appliances, Inc. of Zhuhai, A Shares	326,700	1,953,925
Greenland Holdings Corp. Ltd., A Shares *	605,000	159,684
Greentown China Holdings Ltd.	1,197,793	1,499,575
GRG Banking Equipment Co. Ltd., A Shares	247,500	497,933
Guangdong Baolihua New Energy Stock Co. Ltd., A Shares	341,500	223,422
Guangdong Electric Power Development Co. Ltd., B Shares	1,399,814	333,979
Guangdong Golden Dragon Development, Inc., A Shares *	75,300	159,421
Guangdong Haid Group Co. Ltd., A Shares	122,800	1,060,285
Guangdong HEC Technology Holding Co. Ltd., A Shares *	254,900	804,122
Guangdong Investment Ltd.	3,536,167	3,315,787
Guangdong Kinlong Hardware Products Co. Ltd., A Shares	21,800	67,915
Guangdong South New Media Co. Ltd., A Shares	62,100	411,512
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., A Shares	74,500	171,115
Guanghui Energy Co. Ltd., A Shares	621,800	462,675
Guangshen Railway Co. Ltd., H Shares	2,670,273	784,382
Guangxi Guiguan Electric Power Co. Ltd., A Shares	342,500	303,897
Guangxi Liugong Machinery Co. Ltd., A Shares	202,000	310,822
Guangzhou Automobile Group Co. Ltd., A Shares	336,160	370,480
Guangzhou Automobile Group Co. Ltd., H Shares	2,877,152	1,302,789
Guangzhou Baiyun International Airport Co. Ltd., A Shares	118,300	166,252
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A Shares	116,400	433,877
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	248,556	577,084
Guangzhou Development Group, Inc., A Shares	314,700	292,043
Guangzhou Great Power Energy & Technology Co. Ltd., A Shares *	33,200	131,909
See financial notes
56
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Guangzhou Haige Communications Group, Inc. Co., A Shares	271,400	557,066
Guangzhou Kingmed Diagnostics Group Co. Ltd., A Shares	45,900	205,889
Guangzhou Port Co. Ltd., A Shares	429,300	207,333
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares	64,400	381,908
Guangzhou Tinci Materials Technology Co. Ltd., A Shares	187,780	567,073
Guangzhou Wondfo Biotech Co. Ltd., A Shares	48,200	150,904
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., A Shares	280,118	316,582
Guangzhou Zhujiang Brewery Co. Ltd., A Shares	214,300	324,031
Guizhou Panjiang Refined Coal Co. Ltd., A Shares	257,100	185,169
Guobo Electronics Co. Ltd., A Shares	48,411	440,217
Guolian Minsheng Securities Co. Ltd., A Shares	697,700	1,197,966
Guosen Securities Co. Ltd., A Shares	481,100	1,001,673
Guosheng Financial Holding, Inc., A Shares *	194,100	532,203
Guotai Haitong Securities Co. Ltd., A Shares	1,203,274	3,542,519
Guotai Haitong Securities Co. Ltd., H Shares	3,402,413	7,109,591
Guoyuan Securities Co. Ltd., A Shares	406,500	527,329
H World Group Ltd.	2,267,544	8,621,254
Haidilao International Holding Ltd.	1,762,878	3,118,337
Haier Smart Home Co. Ltd., A Shares	544,600	2,007,805
Haier Smart Home Co. Ltd., H Shares	2,758,552	9,284,992
Hainan Airlines Holding Co. Ltd., A Shares *	3,397,900	758,502
Hainan Airport Infrastructure Co. Ltd., A Shares	1,019,700	559,756
Hainan Drinda New Energy Technology Co. Ltd., A Shares *	14,400	93,786
Haisco Pharmaceutical Group Co. Ltd., A Shares	50,600	393,985
Haitian International Holdings Ltd.	748,969	2,115,523
Hangzhou Binjiang Real Estate Group Co. Ltd., A Shares	279,900	415,362
Hangzhou Chang Chuan Technology Co. Ltd., A Shares	59,500	499,119
Hangzhou First Applied Material Co. Ltd., A Shares	134,290	282,992
Hangzhou GreatStar Industrial Co. Ltd., A Shares	106,000	458,508
Hangzhou Iron & Steel Co., A Shares *	241,900	347,085
Hangzhou Lion Microelectronics Co. Ltd., A Shares *	61,656	230,773
Hangzhou Oxygen Plant Group Co. Ltd., A Shares	68,200	234,872
Hangzhou Robam Appliances Co. Ltd., A Shares	97,000	277,131
Hangzhou Shunwang Technology Co. Ltd., A Shares	63,500	238,923
Hangzhou Silan Microelectronics Co. Ltd., A Shares	132,600	604,470
Hangzhou Tigermed Consulting Co. Ltd., A Shares	64,700	576,894
Hangzhou Tigermed Consulting Co. Ltd., H Shares (a)	144,560	862,630
SECURITY	NUMBER OF SHARES	VALUE ($)
Han's Laser Technology Industry Group Co. Ltd., A Shares	68,000	357,623
Hansoh Pharmaceutical Group Co. Ltd.	1,487,196	6,871,451
Haohua Chemical Science & Technology Co. Ltd., A Shares	79,400	338,544
Harbin Boshi Automation Co. Ltd., A Shares	97,500	230,924
Harbin Hatou Investment Co. Ltd., A Shares	185,700	203,616
Hebei Yangyuan Zhihui Beverage Co. Ltd., A Shares	122,000	365,856
Hefei Meiya Optoelectronic Technology, Inc., A Shares	84,110	236,171
Heilongjiang Agriculture Co. Ltd., A Shares	183,100	382,765
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., A Shares	187,700	508,857
Henan Shuanghui Investment & Development Co. Ltd., A Shares	269,000	952,460
Hengan International Group Co. Ltd.	786,036	2,496,489
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares	151,500	402,636
Hengli Petrochemical Co. Ltd., A Shares	489,900	1,211,201
Hengtong Optic-electric Co. Ltd., A Shares	409,700	1,178,000
Hengyi Petrochemical Co. Ltd., A Shares	302,900	275,990
Hesteel Co. Ltd., A Shares	954,400	330,961
Hisense Home Appliances Group Co. Ltd., A Shares	102,400	365,591
Hisense Home Appliances Group Co. Ltd., H Shares (a)	468,608	1,448,649
Hisense Visual Technology Co. Ltd., A Shares	114,800	356,191
Hithink RoyalFlush Information Network Co. Ltd., A Shares	48,200	2,795,719
HLA Group Corp. Ltd., A Shares	504,100	493,286
Hongta Securities Co. Ltd., A Shares	162,900	216,581
Hongyuan Green Energy Co. Ltd., A Shares *	48,517	135,277
Hopson Development Holdings Ltd. *	1,390,711	631,505
Horizon Robotics *	9,507,000	11,707,152
Hoshine Silicon Industry Co. Ltd., A Shares	57,100	422,711
Hoymiles Power Electronics, Inc., A Shares	7,634	117,584
Hua Hong Semiconductor Ltd., A Shares *(b)	25,210	291,378
Hua Hong Semiconductor Ltd., Class H *(a)	914,741	6,312,726
Huaan Securities Co. Ltd., A Shares	260,300	237,540
Huadian Power International Corp. Ltd., A Shares	597,352	444,483
Huadian Power International Corp. Ltd., H Shares	1,889,824	1,037,532
Huadong Medicine Co. Ltd., A Shares	135,500	842,737
Huafon Chemical Co. Ltd., A Shares	381,000	430,061
Huagong Tech Co. Ltd., A Shares	84,800	814,570
Huaibei Mining Holdings Co. Ltd., A Shares	208,500	364,732
Hualan Biological Engineering, Inc., A Shares	171,980	412,879
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
57

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Huali Industrial Group Co. Ltd., A Shares	106,000	788,586
Huaneng Lancang River Hydropower, Inc., A Shares	516,800	661,708
Huaneng Power International, Inc., A Shares	863,800	894,991
Huaneng Power International, Inc., H Shares	4,941,128	3,543,027
Huapont Life Sciences Co. Ltd., A Shares *	279,800	193,662
Huaqin Technology Co. Ltd., Class A	60,700	838,132
Huatai Securities Co. Ltd., A Shares	668,300	2,034,136
Huatai Securities Co. Ltd., H Shares	1,599,763	4,048,734
Huaxi Securities Co. Ltd., A Shares	165,400	251,253
Huaxia Bank Co. Ltd., A Shares	1,289,200	1,370,142
Huaxia Eye Hospital Group Co. Ltd., A Shares	13,150	38,382
Huaxin Cement Co. Ltd., A Shares	128,926	284,901
Huaxin Cement Co. Ltd., H Shares	486,619	820,202
Huayu Automotive Systems Co. Ltd., A Shares	295,100	793,391
Hubei Energy Group Co. Ltd., A Shares	588,800	382,735
Hubei Jumpcan Pharmaceutical Co. Ltd., A Shares	36,400	131,949
Hubei Xingfa Chemicals Group Co. Ltd., A Shares	108,000	420,458
Huizhou Desay Sv Automotive Co. Ltd., A Shares	46,700	833,516
Humanwell Healthcare Group Co. Ltd., A Shares	151,600	434,189
Hunan Gold Corp. Ltd., A Shares	143,780	417,242
Hunan Valin Steel Co. Ltd., A Shares	571,300	476,431
Hunan Yuneng New Energy Battery Material Co. Ltd., A Shares	80,400	408,502
Hundsun Technologies, Inc., A Shares	185,694	977,378
Hwatsing Technology Co. Ltd., A Shares	18,030	318,945
Hygeia Healthcare Holdings Co. Ltd., Class C *(a)	447,193	858,150
Hygon Information Technology Co. Ltd., A Shares	192,899	5,267,972
Hytera Communications Corp. Ltd., A Shares *	165,400	305,127
IEIT Systems Co. Ltd., A Shares	118,728	1,119,305
Iflytek Co. Ltd., A Shares	192,500	1,441,831
Imeik Technology Development Co. Ltd., A Shares	22,260	606,222
Industrial & Commercial Bank of China Ltd., A Shares	6,531,300	6,812,989
Industrial & Commercial Bank of China Ltd., H Shares	95,874,773	70,960,503
Industrial Bank Co. Ltd., A Shares	1,724,000	5,424,109
Industrial Securities Co. Ltd., A Shares	825,460	789,210
Ingenic Semiconductor Co. Ltd., A Shares	35,000	369,419
Inner Mongolia BaoTou Steel Union Co. Ltd., A Shares	3,540,200	1,386,696
Inner Mongolia Berun Chemical Co. Ltd., A Shares	326,900	307,037
Inner Mongolia Dian Tou Energy Corp. Ltd., A Shares	254,400	740,756
Inner Mongolia ERDOS Resources Co. Ltd., A Shares	130,100	193,064
SECURITY	NUMBER OF SHARES	VALUE ($)
Inner Mongolia ERDOS Resources Co. Ltd., B Shares	661,620	649,049
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A Shares	484,600	380,316
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., A Shares	593,000	337,178
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	532,200	2,134,688
Inner Mongolia Yitai Coal Co. Ltd., B Shares	920,000	1,862,080
Innovent Biologics, Inc. *	1,890,547	23,486,788
Intco Medical Technology Co. Ltd., A Shares	60,450	311,721
iQIYI, Inc., ADR *	542,639	1,437,993
iRay Group, A Shares	13,720	232,493
IRICO Display Devices Co. Ltd., A Shares *	207,000	187,447
Isoftstone Information Technology Group Co. Ltd., A Shares	83,500	702,437
J&T Global Express Ltd. *	7,389,800	9,858,312
JA Solar Technology Co. Ltd., A Shares *	316,736	562,964
Jafron Biomedical Co. Ltd., A Shares	68,050	219,834
Jason Furniture Hangzhou Co. Ltd., A Shares	75,010	307,504
JCET Group Co. Ltd., A Shares	136,600	765,196
JCHX Mining Management Co. Ltd., A Shares	35,600	318,625
JD Health International, Inc. *	1,245,121	10,030,157
JD Logistics, Inc. *	2,313,905	3,808,103
JD.com, Inc., A Shares	3,050,866	46,100,427
Jiangling Motors Corp. Ltd., A Shares	46,100	133,974
Jiangsu Cnano Technology Co. Ltd., A Shares	28,759	206,806
Jiangsu Eastern Shenghong Co. Ltd., A Shares *	600,000	828,045
Jiangsu Expressway Co. Ltd., A Shares	172,000	323,822
Jiangsu Expressway Co. Ltd., H Shares	1,501,306	1,771,714
Jiangsu Financial Leasing Co. Ltd., A Shares	511,400	410,682
Jiangsu Hengli Hydraulic Co. Ltd., A Shares	111,584	1,400,831
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares	554,444	5,155,392
Jiangsu Hoperun Software Co. Ltd., A Shares *	64,000	588,533
Jiangsu King's Luck Brewery JSC Ltd., A Shares	118,000	717,165
Jiangsu Linyang Energy Co. Ltd., A Shares	188,800	157,713
Jiangsu Nhwa Pharmaceutical Co. Ltd., A Shares	94,700	328,927
Jiangsu Pacific Quartz Co. Ltd., A Shares	42,600	242,820
Jiangsu Phoenix Publishing & Media Corp. Ltd., A Shares	276,400	437,720
Jiangsu Xukuang Energy Co. Ltd., A Shares	247,300	172,903
Jiangsu Yanghe Distillery Co. Ltd., A Shares	131,600	1,365,552
Jiangsu Yangnong Chemical Co. Ltd., A Shares	44,200	455,788
See financial notes
58
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Jiangsu Yoke Technology Co. Ltd., A Shares	41,800	352,285
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., A Shares	93,500	491,470
Jiangsu Zhongtian Technology Co. Ltd., A Shares	311,600	710,449
Jiangxi Copper Co. Ltd., A Shares	144,400	565,615
Jiangxi Copper Co. Ltd., H Shares	1,391,456	4,073,068
Jiangxi Special Electric Motor Co. Ltd., A Shares *	161,500	201,115
Jilin Aodong Pharmaceutical Group Co. Ltd., A Shares	105,100	302,044
Jinduicheng Molybdenum Co. Ltd., A Shares	165,700	348,950
Jinko Solar Co. Ltd., A Shares *	570,336	454,008
Jinxin Fertility Group Ltd. *(a)	2,607,879	963,422
JiuGui Liquor Co. Ltd., A Shares	31,000	297,083
Jizhong Energy Resources Co. Ltd., A Shares	326,700	275,201
JL Mag Rare-Earth Co. Ltd., A Shares	116,500	670,593
Joincare Pharmaceutical Group Industry Co. Ltd., A Shares	175,700	306,367
Joinn Laboratories China Co. Ltd., A Shares	55,272	243,582
Joinn Laboratories China Co. Ltd., H Shares	148,314	407,129
Jointown Pharmaceutical Group Co. Ltd., A Shares	559,271	402,014
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., A Shares	78,800	211,526
JOYY, Inc., ADR	32,329	1,747,706
Juneyao Airlines Co. Ltd., A Shares	250,400	442,949
J-Yuan Trust Co. Ltd., A Shares *	869,300	369,795
Kangmei Pharmaceutical Co. Ltd., A Shares *	622,300	178,229
Kanzhun Ltd., ADR *	386,629	9,132,177
KE Holdings, Inc., ADR	789,470	13,878,883
Keda Industrial Group Co. Ltd., A Shares	180,000	298,703
Kingboard Holdings Ltd.	816,414	2,997,206
Kingboard Laminates Holdings Ltd.	1,030,291	1,751,105
Kingdee International Software Group Co. Ltd. *	3,498,495	7,314,849
Kingfa Sci & Tech Co. Ltd., A Shares	178,500	400,465
Kingnet Network Co. Ltd., A Shares	203,600	665,156
Kingsoft Corp. Ltd.	979,403	4,281,516
Kuaishou Technology *	3,328,633	32,172,566
Kuang-Chi Technologies Co. Ltd., A Shares	192,000	1,464,772
Kunlun Energy Co. Ltd.	4,180,271	3,882,215
Kunlun Tech Co. Ltd., A Shares *	117,300	691,666
Kweichow Moutai Co. Ltd., A Shares	105,000	21,817,263
Lakala Payment Co. Ltd., A Shares	111,800	444,199
Lao Feng Xiang Co. Ltd., A Shares	133,558	886,912
Laobaixing Pharmacy Chain JSC, A Shares	62,699	158,710
LB Group Co. Ltd., A Shares	238,500	622,468
Lee & Man Paper Manufacturing Ltd.	1,976,871	748,061
Legend Holdings Corp., H Shares *	689,351	1,034,577
Lens Technology Co. Ltd., A Shares	412,700	1,802,535
Leo Group Co. Ltd., A Shares	655,900	484,365
Lepu Medical Technology Beijing Co. Ltd., A Shares	180,000	480,401
Levima Advanced Materials Corp., A Shares	70,900	200,373
SECURITY	NUMBER OF SHARES	VALUE ($)
Leyard Optoelectronic Co. Ltd., A Shares	236,200	240,750
Li Auto, Inc., Class A *	1,443,644	16,981,106
Li Ning Co. Ltd.	2,612,570	6,330,477
LianChuang Electronic Technology Co. Ltd., A Shares *	107,700	175,397
Liaoning Port Co. Ltd., A Shares	1,500,300	349,652
Lingyi iTech Guangdong Co., A Shares	657,300	1,434,049
Livzon Pharmaceutical Group, Inc., A Shares	51,600	292,671
Livzon Pharmaceutical Group, Inc., H Shares	174,337	792,537
Longfor Group Holdings Ltd.	2,472,545	3,355,571
LONGi Green Energy Technology Co. Ltd., A Shares *	628,748	1,515,640
Longshine Technology Group Co. Ltd., A Shares	105,200	369,828
Loongson Technology Corp. Ltd., A Shares *	29,424	589,075
Lufax Holding Ltd., ADR *	559,253	1,644,204
Luxi Chemical Group Co. Ltd., A Shares	165,500	338,073
Luxshare Precision Industry Co. Ltd., A Shares	585,517	3,779,703
Luye Pharma Group Ltd. *(a)	2,320,284	1,071,470
Luzhou Laojiao Co. Ltd., A Shares	125,400	2,415,290
Maanshan Iron & Steel Co. Ltd., A Shares *	478,800	244,684
Mango Excellent Media Co. Ltd., A Shares	164,370	601,838
Mao Geping Cosmetics Co. Ltd., Class H (a)	71,300	901,785
Maxscend Microelectronics Co. Ltd., A Shares	45,248	525,928
Meihua Holdings Group Co. Ltd., A Shares	293,400	455,580
Meinian Onehealth Healthcare Holdings Co. Ltd., A Shares	350,200	282,213
Meituan, B Shares *	6,405,822	84,388,222
Metallurgical Corp. of China Ltd., A Shares	1,336,700	639,938
Metallurgical Corp. of China Ltd., H Shares	3,783,892	1,101,796
MGI Tech Co. Ltd., Class A *	37,680	378,874
Microport Scientific Corp. *(a)	1,154,315	1,793,102
Micro-Tech Nanjing Co. Ltd., A Shares	17,179	220,441
Midea Group Co. Ltd., Class H	731,700	7,672,861
Ming Yang Smart Energy Group Ltd., A Shares	228,700	389,793
MINISO Group Holding Ltd.	497,904	3,073,320
Minmetals Capital Co. Ltd., A Shares	1,012,700	914,200
Minmetals New Energy Materials Hunan Co. Ltd., A Shares *	236,184	207,575
Minth Group Ltd.	886,081	3,737,161
Montage Technology Co. Ltd., A Shares	77,158	1,331,319
Muyuan Foods Co. Ltd., A Shares	460,786	3,555,456
Nanjing Iron & Steel Co. Ltd., A Shares	548,800	368,291
Nanjing Securities Co. Ltd., A Shares	272,700	337,295
NARI Technology Co. Ltd., A Shares	668,796	2,042,218
National Silicon Industry Group Co. Ltd., A Shares *	181,236	527,719
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
59

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NAURA Technology Group Co. Ltd., A Shares	71,550	3,741,840
NavInfo Co. Ltd., A Shares *	279,800	371,611
NetEase, Inc.	2,197,678	59,876,320
New China Life Insurance Co. Ltd., A Shares	174,000	1,667,007
New China Life Insurance Co. Ltd., H Shares	1,140,996	7,045,742
New Hope Liuhe Co. Ltd., A Shares	421,300	584,383
New Oriental Education & Technology Group, Inc.	1,819,791	8,534,228
Newland Digital Technology Co. Ltd., A Shares	108,600	439,108
Nexchip Semiconductor Corp., A Shares	93,831	319,848
Nine Dragons Paper Holdings Ltd. *	2,105,454	1,525,916
Ninestar Corp., A Shares *	136,400	477,787
Ningbo Deye Technology Co. Ltd., A Shares	72,605	658,998
Ningbo Joyson Electronic Corp., A Shares	130,600	389,079
Ningbo Orient Wires & Cables Co. Ltd., A Shares	65,200	483,132
Ningbo Ronbay New Energy Technology Co. Ltd., A Shares	62,681	217,625
Ningbo Sanxing Medical Electric Co. Ltd., A Shares	109,200	353,074
Ningbo Shanshan Co. Ltd., A Shares *	232,900	379,622
Ningbo Tuopu Group Co. Ltd., A Shares	133,255	1,171,322
Ningbo Zhoushan Port Co. Ltd., A Shares	746,600	380,491
Ningxia Baofeng Energy Group Co. Ltd., A Shares	639,400	1,557,476
NIO, Inc., Class A *	1,935,274	12,561,153
Nongfu Spring Co. Ltd., H Shares	2,108,285	13,516,433
North Industries Group Red Arrow Co. Ltd., A Shares *	74,900	229,028
Northeast Securities Co. Ltd., A Shares	200,000	245,690
Offshore Oil Engineering Co. Ltd., A Shares	682,000	529,491
OFILM Group Co. Ltd., A Shares *	303,500	564,578
OmniVision Integrated Circuits Group, Inc., A Shares	103,050	2,072,198
Oppein Home Group, Inc., A Shares	45,440	353,042
ORG Technology Co. Ltd., A Shares	81,700	63,660
Orient Securities Co. Ltd., A Shares	618,816	999,099
Orient Securities Co. Ltd., H Shares	1,208,455	1,179,646
Oriental Energy Co. Ltd., A Shares *	156,600	192,155
Oriental Pearl Group Co. Ltd., A Shares	304,000	378,143
Ourpalm Co. Ltd., A Shares *	334,900	275,996
Ovctek China, Inc., A Shares	81,180	205,720
Pacific Securities Co. Ltd., A Shares *	388,200	240,350
Pangang Group Vanadium Titanium & Resources Co. Ltd., A Shares *	759,300	297,418
PDD Holdings, Inc., ADR *	913,686	109,843,331
People.cn Co. Ltd., A Shares	111,800	342,802
People's Insurance Co. Group of China Ltd., A Shares	931,100	1,173,875
People's Insurance Co. Group of China Ltd., H Shares	10,279,503	9,203,734
Perfect World Co. Ltd., A Shares	184,250	430,955
PetroChina Co. Ltd., A Shares	2,208,400	2,703,606
PetroChina Co. Ltd., H Shares	24,999,170	24,082,527
Pharmaron Beijing Co. Ltd., A Shares	115,000	488,558
SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaron Beijing Co. Ltd., H Shares	331,331	888,270
PICC Property & Casualty Co. Ltd., H Shares	8,520,678	20,504,232
Ping An Bank Co. Ltd., A Shares	1,688,700	2,856,859
Ping An Healthcare & Technology Co. Ltd.	1,150,635	3,049,330
Ping An Insurance Group Co. of China Ltd., A Shares	892,300	7,501,393
Ping An Insurance Group Co. of China Ltd., H Shares	7,873,171	56,858,396
Pingdingshan Tianan Coal Mining Co. Ltd., A Shares	258,300	282,858
Piotech, Inc., A Shares	14,758	393,668
Polaris Bay Group Co. Ltd., A Shares *	157,700	171,144
Poly Developments & Holdings Group Co. Ltd., A Shares	892,600	997,514
Poly Property Services Co. Ltd., H Shares	187,976	847,789
Pop Mart International Group Ltd.	806,640	33,358,869
Porton Pharma Solutions Ltd., A Shares *	58,800	202,912
Postal Savings Bank of China Co. Ltd., A Shares	2,735,100	2,319,313
Postal Savings Bank of China Co. Ltd., H Shares	11,986,549	8,318,173
Power Construction Corp. of China Ltd., A Shares	1,560,800	1,297,234
Pylon Technologies Co. Ltd., A Shares	19,566	147,264
Qfin Holdings, Inc., ADR	128,920	3,754,150
Qi An Xin Technology Group, Inc., A Shares *	24,707	138,679
Qingdao Port International Co. Ltd., A Shares	156,500	186,759
Qingdao Port International Co. Ltd., H Shares	537,000	466,337
Qingdao Rural Commercial Bank Corp., A Shares	798,200	383,254
Qingdao TGOOD Electric Co. Ltd., A Shares	113,900	391,297
Qinghai Salt Lake Industry Co. Ltd., A Shares *	518,700	1,476,840
Qinhuangdao Port Co. Ltd., A Shares	1,189,200	570,992
Quzhou Xin'an Development Co. Ltd., A Shares *	464,600	317,004
Range Intelligent Computing Technology Group Co. Ltd., A Shares	131,100	1,085,383
Raytron Technology Co. Ltd., A Shares	45,400	488,878
Red Star Macalline Group Corp. Ltd., H Shares *	1,003,988	206,056
Remegen Co. Ltd., A Shares *	23,187	295,844
Remegen Co. Ltd., H Shares *(a)	186,643	2,349,841
RLX Technology, Inc., ADR	866,827	2,201,741
RoboTechnik Intelligent Technology Co. Ltd., A Shares	18,200	671,628
Rockchip Electronics Co. Ltd., A Shares	59,000	2,040,167
Rongsheng Petrochemical Co. Ltd., A Shares	819,400	1,152,691
Ruijie Networks Co. Ltd., A Shares	24,360	305,406
SAIC Motor Corp. Ltd., A Shares	715,400	1,887,231
Sailun Group Co. Ltd., A Shares	309,500	615,715
Sanan Optoelectronics Co. Ltd., A Shares	401,400	852,640
Sangfor Technologies, Inc., A Shares	34,500	627,246
See financial notes
60
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sansure Biotech, Inc., A Shares	68,395	203,184
Sany Heavy Equipment International Holdings Co. Ltd.	991,567	872,535
Sany Heavy Industry Co. Ltd., A Shares	714,900	2,110,736
Sany Renewable Energy Co. Ltd., A Shares	43,035	171,831
Satellite Chemical Co. Ltd., A Shares	321,962	908,100
SDIC Capital Co. Ltd., A Shares	328,400	384,520
SDIC Power Holdings Co. Ltd., A Shares	639,100	1,285,773
Sealand Securities Co. Ltd., A Shares	473,400	305,063
Seazen Group Ltd. *	3,545,235	1,127,803
Seazen Holdings Co. Ltd., A Shares *	220,700	459,508
SenseTime Group, Inc., Class B *	29,819,349	8,185,561
Seres Group Co. Ltd., A Shares	129,100	2,481,479
SF Holding Co. Ltd., A Shares	422,500	2,643,739
SF Holding Co. Ltd., Class H	198,400	1,017,978
SG Micro Corp., A Shares	59,107	645,357
Shaanxi Coal Industry Co. Ltd., A Shares	848,300	2,427,185
Shaanxi Energy Investment Co. Ltd., A Shares	298,600	384,422
Shaanxi International Trust Co. Ltd., A Shares	381,400	198,657
Shan Xi Hua Yang Group New Energy Co. Ltd., A Shares	375,750	370,327
Shandong Buchang Pharmaceuticals Co. Ltd., A Shares *	147,300	403,468
Shandong Gold Mining Co. Ltd., A Shares	321,704	1,506,717
Shandong Gold Mining Co. Ltd., H Shares	1,001,913	3,773,311
Shandong Himile Mechanical Science & Technology Co. Ltd., A Shares	68,600	577,285
Shandong Hi-speed Co. Ltd., A Shares	244,600	313,185
Shandong Hualu Hengsheng Chemical Co. Ltd., A Shares	205,360	790,844
Shandong Humon Smelting Co. Ltd., A Shares	213,000	376,790
Shandong Linglong Tyre Co. Ltd., A Shares	86,400	189,472
Shandong Nanshan Aluminum Co. Ltd., A Shares	1,117,000	636,691
Shandong Pharmaceutical Glass Co. Ltd., A Shares	69,900	218,450
Shandong Sun Paper Industry JSC Ltd., A Shares	257,800	555,934
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	3,059,309	2,303,552
Shanghai Aiko Solar Energy Co. Ltd., A Shares *	147,960	315,745
Shanghai Allist Pharmaceuticals Co. Ltd., A Shares	29,317	469,217
Shanghai Awinic Technology Co. Ltd., A Shares	17,102	225,600
Shanghai Bairun Investment Holding Group Co. Ltd., A Shares	97,428	384,908
Shanghai Baosight Software Co. Ltd., A Shares	404,365	1,437,429
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares	24,246	521,152
Shanghai Construction Group Co. Ltd., A Shares	660,200	224,306
SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Electric Group Co. Ltd., A Shares *	1,013,500	1,262,108
Shanghai Electric Group Co. Ltd., H Shares *	3,546,313	1,683,121
Shanghai Electric Power Co. Ltd., A Shares	237,200	509,846
Shanghai Environment Group Co. Ltd., A Shares	167,500	195,183
Shanghai Fosun Pharmaceutical Group Co. Ltd., A Shares	161,200	652,694
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares (a)	530,281	1,478,775
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares	53,876	481,592
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (a)	320,245	1,487,878
Shanghai Industrial Holdings Ltd.	598,523	1,109,392
Shanghai International Airport Co. Ltd., A Shares	222,500	1,009,603
Shanghai International Port Group Co. Ltd., A Shares	999,200	791,190
Shanghai Jinjiang International Hotels Co. Ltd., A Shares	96,700	315,373
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	204,265	278,413
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A Shares	99,800	150,061
Shanghai Junshi Biosciences Co. Ltd., A Shares *	76,221	481,437
Shanghai Junshi Biosciences Co. Ltd., H Shares *	208,512	828,608
Shanghai Lingang Holdings Corp. Ltd., A Shares	174,700	229,326
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A Shares	230,800	279,962
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B Shares	499,830	229,422
Shanghai M&G Stationery, Inc., A Shares	44,200	189,017
Shanghai Mechanical & Electrical Industry Co. Ltd., B Shares	465,001	615,661
Shanghai Moons' Electric Co. Ltd., A Shares	40,800	369,060
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	200,000	524,232
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	877,283	1,389,771
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,458,800	4,705,094
Shanghai Putailai New Energy Technology Co. Ltd., A Shares	201,276	633,544
Shanghai RAAS Blood Products Co. Ltd., A Shares	653,100	630,837
Shanghai Rural Commercial Bank Co. Ltd., A Shares	840,900	1,027,100
Shanghai Stonehill Technology Co. Ltd., A Shares *	468,800	562,734
Shanghai Tunnel Engineering Co. Ltd., A Shares	279,100	252,737
Shanghai United Imaging Healthcare Co. Ltd., A Shares	80,422	1,601,033
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A Shares	415,600	356,505
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
61

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A Shares	158,400	844,839
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares	1,323,020	370,446
Shanjin International Gold Co. Ltd., A Shares	275,600	759,537
Shanxi Coal International Energy Group Co. Ltd., A Shares	176,300	244,297
Shanxi Coking Coal Energy Group Co. Ltd., A Shares	532,000	527,309
Shanxi Lu'an Environmental Energy Development Co. Ltd., A Shares	297,700	542,086
Shanxi Meijin Energy Co. Ltd., A Shares *	247,000	166,798
Shanxi Securities Co. Ltd., A Shares	347,700	325,108
Shanxi Taigang Stainless Steel Co. Ltd., A Shares *	469,700	273,005
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	106,900	3,031,945
Shede Spirits Co. Ltd., A Shares	30,800	295,685
Shenergy Co. Ltd., A Shares	391,200	443,772
Shenghe Resources Holding Co. Ltd., A Shares	167,100	638,109
Shengyi Electronics Co. Ltd., A Shares	45,830	500,586
Shengyi Technology Co. Ltd., A Shares	219,400	1,640,233
Shennan Circuits Co. Ltd., A Shares	59,730	1,660,378
Shenwan Hongyuan Group Co. Ltd., A Shares	1,881,900	1,442,575
Shenwan Hongyuan Group Co. Ltd., H Shares (a)	2,024,011	859,364
Shenyang Xingqi Pharmaceutical Co. Ltd., A Shares	25,060	237,941
Shenzhen Airport Co. Ltd., A Shares	213,000	217,103
Shenzhen Capchem Technology Co. Ltd., A Shares	80,640	534,370
Shenzhen Dynanonic Co. Ltd., A Shares *	22,880	122,900
Shenzhen Energy Group Co. Ltd., A Shares	423,100	393,233
Shenzhen Everwin Precision Technology Co. Ltd., A Shares	123,200	454,381
Shenzhen Expressway Corp. Ltd., H Shares	1,017,735	933,420
Shenzhen Gas Corp. Ltd., A Shares	368,200	343,759
Shenzhen Goodix Technology Co. Ltd., A Shares	36,300	419,477
Shenzhen Huaqiang Industry Co. Ltd., A Shares	99,300	420,744
Shenzhen Infogem Technologies Co. Ltd., A Shares *	60,900	491,625
Shenzhen Inovance Technology Co. Ltd., A Shares	226,300	2,383,794
Shenzhen International Holdings Ltd.	1,831,203	1,843,923
Shenzhen Investment Ltd. *	3,256,781	350,917
Shenzhen Kaifa Technology Co. Ltd., A Shares	155,600	477,102
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	105,180	276,284
Shenzhen Kedali Industry Co. Ltd., A Shares	23,100	450,468
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares *	92,200	284,776
Shenzhen Kinwong Electronic Co. Ltd., A Shares	100,600	902,361
SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhen Kstar Science & Technology Co. Ltd., A Shares	44,500	231,159
Shenzhen Longsys Electronics Co. Ltd., A Shares	24,200	324,329
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	105,300	3,589,289
Shenzhen MTC Co. Ltd., A Shares	453,700	356,065
Shenzhen New Industries Biomedical Engineering Co. Ltd., A Shares	72,600	636,223
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	774,400	244,623
Shenzhen Salubris Pharmaceuticals Co. Ltd., A Shares	92,000	650,334
Shenzhen SC New Energy Technology Corp., A Shares	31,000	429,825
Shenzhen SED Industry Co. Ltd., A Shares	108,000	404,386
Shenzhen Senior Technology Material Co. Ltd., A Shares	119,700	213,090
Shenzhen Sunway Communication Co. Ltd., A Shares	88,700	343,453
Shenzhen Transsion Holdings Co. Ltd., A Shares	97,104	1,227,092
Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	132,900	493,701
Shenzhen Yan Tian Port Holding Co. Ltd., A Shares	288,700	182,798
Shenzhen YUTO Packaging Technology Co. Ltd., A Shares	67,900	248,996
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A Shares	304,100	224,143
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares *	150,200	545,315
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A Shares *	159,500	366,795
Shougang Fushan Resources Group Ltd.	1,971,091	695,306
Siasun Robot & Automation Co. Ltd., A Shares *	140,300	395,916
SICC Co. Ltd., A Shares *	19,267	174,471
Sichuan Biokin Pharmaceutical Co. Ltd., A Shares *	18,623	874,571
Sichuan Changhong Electric Co. Ltd., A Shares	415,700	666,493
Sichuan Chuantou Energy Co. Ltd., A Shares	419,300	876,534
Sichuan Hebang Biotechnology Co. Ltd., A Shares	811,600	217,633
Sichuan Kelun Pharmaceutical Co. Ltd., A Shares	138,500	708,950
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H *(a)	58,200	3,390,835
Sichuan New Energy Power Co. Ltd., A Shares	139,800	200,000
Sichuan Road & Bridge Group Co. Ltd., A Shares	635,160	772,236
Sichuan Swellfun Co. Ltd., A Shares	48,700	321,622
Sichuan Yahua Industrial Group Co. Ltd., A Shares	100,900	198,463
Sieyuan Electric Co. Ltd., A Shares	58,500	719,464
Sino Biopharmaceutical Ltd.	11,434,963	11,895,759
Sinolink Securities Co. Ltd., A Shares	294,000	425,555
Sinoma International Engineering Co., A Shares	204,100	264,194
See financial notes
62
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sinoma Science & Technology Co. Ltd., A Shares	158,200	804,904
Sinomine Resource Group Co. Ltd., A Shares	62,860	365,627
Sinopec Engineering Group Co. Ltd., H Shares	1,888,542	1,686,058
Sinopec Oilfield Service Corp., H Shares *	6,360,705	628,250
Sinopec Shanghai Petrochemical Co. Ltd., A Shares	913,100	366,635
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	3,494,056	605,062
Sinopharm Group Co. Ltd., H Shares	1,534,753	3,675,525
Sinotrans Ltd., H Shares	3,024,565	1,780,788
Sinotruk Hong Kong Ltd.	819,125	2,383,031
Skshu Paint Co. Ltd., A Shares	66,679	455,523
Smoore International Holdings Ltd.	2,176,698	5,279,907
Songcheng Performance Development Co. Ltd., A Shares	244,300	300,110
SooChow Securities Co. Ltd., A Shares	453,785	643,459
Southwest Securities Co. Ltd., A Shares	620,700	425,256
SPIC Industry-Finance Holdings Co. Ltd., Class A	416,400	399,867
Spring Airlines Co. Ltd., A Shares	84,600	633,657
StarPower Semiconductor Ltd., A Shares	20,580	315,397
State Grid Yingda Co. Ltd., A Shares	235,700	194,575
STO Express Co. Ltd., A Shares	130,200	318,243
Sun Art Retail Group Ltd.	2,511,509	653,984
Sungrow Power Supply Co. Ltd., A Shares	173,600	2,434,075
Sunny Optical Technology Group Co. Ltd.	776,601	8,293,135
Sunresin New Materials Co. Ltd., A Shares	58,800	454,943
Sunwoda Electronic Co. Ltd., A Shares	174,300	600,756
Suofeiya Home Collection Co. Ltd., A Shares	83,300	161,155
SUPCON Technology Co. Ltd., A Shares	66,386	484,651
Suzhou Dongshan Precision Manufacturing Co. Ltd., A Shares	157,600	1,460,767
Suzhou Maxwell Technologies Co. Ltd., A Shares	26,060	330,598
Suzhou Nanomicro Technology Co. Ltd., A Shares	47,791	193,504
Suzhou Novosense Microelectronics Co. Ltd., A Shares *	9,567	251,169
Suzhou TFC Optical Communication Co. Ltd., A Shares	76,384	2,129,010
Taiji Computer Corp. Ltd., A Shares	59,600	251,360
TAL Education Group, ADR *	496,469	5,272,501
Tangshan Jidong Cement Co. Ltd., A Shares	287,800	200,007
TangShan Port Group Co. Ltd., A Shares	599,300	334,870
Tasly Pharmaceutical Group Co. Ltd., A Shares	85,100	197,374
TBEA Co. Ltd., A Shares	442,423	879,529
TCL Technology Group Corp., A Shares	1,420,350	925,257
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares *	282,900	332,833
SECURITY	NUMBER OF SHARES	VALUE ($)
Tencent Holdings Ltd.	7,456,468	570,532,163
Tencent Music Entertainment Group, ADR	591,196	14,496,126
Thunder Software Technology Co. Ltd., A Shares	40,400	448,252
Tian Di Science & Technology Co. Ltd., A Shares	299,200	259,177
Tianfeng Securities Co. Ltd., A Shares *	665,800	545,891
Tianjin Chase Sun Pharmaceutical Co. Ltd., A Shares	302,500	166,904
Tianma Microelectronics Co. Ltd., A Shares *	229,000	327,611
Tianqi Lithium Corp., A Shares *	105,700	652,352
Tianqi Lithium Corp., H Shares *(a)	121,392	633,132
Tianshan Aluminum Group Co. Ltd., A Shares	375,800	532,350
TianShan Material Co. Ltd., A Shares *	197,300	180,880
Tianshui Huatian Technology Co. Ltd., A Shares	324,700	539,738
Tingyi Cayman Islands Holding Corp.	2,286,205	3,234,649
Titan Wind Energy Suzhou Co. Ltd., A Shares	167,900	160,527
Tongcheng Travel Holdings Ltd.	1,522,673	4,285,286
TongFu Microelectronics Co. Ltd., A Shares	148,100	688,020
Tonghua Dongbao Pharmaceutical Co. Ltd., A Shares	121,000	142,867
Tongkun Group Co. Ltd., A Shares	224,000	461,347
Tongling Nonferrous Metals Group Co. Ltd., A Shares	905,700	573,469
Tongwei Co. Ltd., A Shares *	380,700	1,177,461
Topchoice Medical Corp., A Shares	42,998	284,569
Topsec Technologies Group, Inc., A Shares	156,800	261,964
Topsports International Holdings Ltd.	3,549,216	1,465,969
Towngas Smart Energy Co. Ltd.	1,571,082	808,127
TravelSky Technology Ltd., H Shares	1,133,276	1,580,163
Triangle Tyre Co. Ltd., A Shares	88,400	173,504
Trina Solar Co. Ltd., A Shares *	213,856	497,500
Trip.com Group Ltd.	750,928	55,675,312
Tsinghua Tongfang Co. Ltd., A Shares *	288,600	331,841
Tsingtao Brewery Co. Ltd., A Shares	69,800	681,066
Tsingtao Brewery Co. Ltd., H Shares	738,184	4,786,547
Unigroup Guoxin Microelectronics Co. Ltd., A Shares	81,679	935,384
Uni-President China Holdings Ltd.	1,541,615	1,839,058
Unisplendour Corp. Ltd., A Shares	246,800	966,715
United Nova Technology Co. Ltd., A Shares *	266,512	220,759
Universal Scientific Industrial Shanghai Co. Ltd., A Shares	77,600	208,087
Valiant Co. Ltd., A Shares	84,400	161,506
Vanchip Tianjin Technology Co. Ltd., A Shares *	21,658	106,879
Verisilicon Microelectronics Shanghai Co. Ltd., A Shares *(b)	48,078	1,032,731
Victory Giant Technology Huizhou Co. Ltd., A Shares	82,700	3,103,398
Vipshop Holdings Ltd., ADR	331,749	5,553,478
Visual China Group Co. Ltd., A Shares	48,000	145,561
Walvax Biotechnology Co. Ltd., A Shares	162,200	287,837
Wangfujing Group Co. Ltd., A Shares	82,500	169,916
Wangsu Science & Technology Co. Ltd., A Shares	229,600	391,972
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
63

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wanhua Chemical Group Co. Ltd., A Shares	270,100	2,601,345
Want Want China Holdings Ltd.	5,183,872	3,590,745
Wanxiang Qianchao Co. Ltd., A Shares	304,900	342,022
Weibo Corp., Class A	88,540	1,002,284
Weichai Power Co. Ltd., A Shares	580,600	1,234,105
Weichai Power Co. Ltd., H Shares	2,305,619	4,820,717
Weifu High-Technology Group Co. Ltd., A Shares	89,000	281,264
Weihai Guangwei Composites Co. Ltd., A Shares	73,120	328,089
Wens Foodstuff Group Co. Ltd., A Shares	562,020	1,435,270
Western Mining Co. Ltd., A Shares	218,400	571,848
Western Securities Co. Ltd., A Shares	432,200	543,072
Western Superconducting Technologies Co. Ltd., A Shares	63,280	554,015
Wingtech Technology Co. Ltd., A Shares *	110,400	673,144
Winner Medical Co. Ltd., A Shares	43,600	259,294
Winning Health Technology Group Co. Ltd., A Shares	212,700	300,709
Wintime Energy Group Co. Ltd., A Shares	1,526,100	310,671
Wolong Electric Group Co. Ltd., A Shares	145,440	679,951
Wonders Information Co. Ltd., A Shares *	115,200	130,196
Wuchan Zhongda Group Co. Ltd., A Shares	1,086,643	898,569
Wuhan Guide Infrared Co. Ltd., A Shares *	364,536	642,805
Wuliangye Yibin Co. Ltd., A Shares	330,800	6,015,685
WUS Printed Circuit Kunshan Co. Ltd., A Shares	179,500	1,733,561
WuXi AppTec Co. Ltd., A Shares	206,751	2,998,453
WuXi AppTec Co. Ltd., H Shares (a)	427,965	5,923,334
Wuxi Autowell Technology Co. Ltd., A Shares	20,787	118,486
Wuxi Biologics Cayman, Inc. *	4,160,930	17,720,053
WuXi XDC Cayman, Inc. *	413,500	3,002,123
XCMG Construction Machinery Co. Ltd., A Shares	1,063,200	1,426,994
Xiamen C & D, Inc., A Shares	328,600	536,994
Xiamen Faratronic Co. Ltd., A Shares	22,000	379,258
Xiamen ITG Group Corp. Ltd., A Shares	178,800	155,635
Xiamen Tungsten Co. Ltd., A Shares	120,800	522,017
Xiangcai Co. Ltd., A Shares *	198,500	357,828
Xiaomi Corp., B Shares *	20,757,000	140,716,849
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	529,734	808,614
Xinjiang Daqo New Energy Co. Ltd., A Shares *	160,595	725,775
Xinxing Ductile Iron Pipes Co. Ltd., A Shares	337,600	181,531
Xinyi Solar Holdings Ltd.	5,364,962	2,319,173
XPeng, Inc., A Shares *	1,671,797	17,992,107
Xtep International Holdings Ltd. (a)	1,465,652	1,246,467
Xuji Electric Co. Ltd., A Shares	91,400	299,243
Yadea Group Holdings Ltd.	1,400,795	2,431,134
Yangling Metron New Material, Inc., A Shares	72,100	175,928
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., H Shares (a)	219,000	1,488,869
SECURITY	NUMBER OF SHARES	VALUE ($)
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares	49,900	477,717
Yangzijiang Financial Holding Ltd.	3,206,588	2,624,254
Yangzijiang Shipbuilding Holdings Ltd.	3,346,594	7,590,482
Yankuang Energy Group Co. Ltd., A Shares	528,190	960,305
Yankuang Energy Group Co. Ltd., H Shares	3,796,469	4,407,222
Yantai Changyu Pioneer Wine Co. Ltd., A Shares	62,483	195,534
Yantai Eddie Precision Machinery Co. Ltd., A Shares	86,520	230,184
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	102,500	682,681
Yealink Network Technology Corp. Ltd., A Shares	104,930	556,706
Yifan Pharmaceutical Co. Ltd., A Shares	124,700	268,385
Yifeng Pharmacy Chain Co. Ltd., A Shares	114,676	382,210
Yihai International Holding Ltd.	632,085	1,112,413
Yihai Kerry Arawana Holdings Co. Ltd., A Shares	187,900	887,953
Yili Chuanning Biotechnology Co. Ltd., A Shares	244,300	406,092
Yixintang Pharmaceutical Group Co. Ltd., A Shares	57,800	119,206
Yonfer Agricultural Technology Co. Ltd., A Shares	104,800	220,111
Yonghui Superstores Co. Ltd., A Shares *	680,700	495,034
YongXing Special Materials Technology Co. Ltd., A Shares	41,860	206,573
Yonyou Network Technology Co. Ltd., A Shares *	334,740	774,017
Youngor Fashion Co. Ltd., A Shares	469,600	493,809
Youngy Co. Ltd., A Shares	27,400	135,792
YTO Express Group Co. Ltd., A Shares	271,800	646,798
Yuan Longping High-tech Agriculture Co. Ltd., A Shares	116,200	162,812
Yuexiu Property Co. Ltd.	1,646,649	1,043,433
Yum China Holdings, Inc.	434,830	19,488,523
YUNDA Holding Group Co. Ltd., A Shares	137,400	154,128
Yuneng Technology Co. Ltd., A Shares	13,003	89,598
Yunnan Aluminium Co. Ltd., A Shares	336,600	916,307
Yunnan Baiyao Group Co. Ltd., A Shares	155,840	1,259,795
Yunnan Botanee Bio-Technology Group Co. Ltd., A Shares	18,000	119,532
Yunnan Chihong Zinc&Germanium Co. Ltd., A Shares	470,800	399,890
Yunnan Copper Co. Ltd., A Shares	232,000	484,012
Yunnan Energy New Material Co. Ltd., A Shares *	76,600	347,361
Yunnan Tin Co. Ltd., A Shares	179,200	549,716
Yunnan Yuntianhua Co. Ltd., A Shares	195,400	746,453
Yutong Bus Co. Ltd., A Shares	186,800	724,352
Zai Lab Ltd. *	1,222,586	4,017,863
Zangge Mining Co. Ltd., A Shares	112,300	849,960
ZEEKR Intelligent Technology Holding Ltd., ADR *	25,549	751,907
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A Shares	51,800	1,521,536
See financial notes
64
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zhaojin Mining Industry Co. Ltd., H Shares	2,062,290	6,375,339
Zhefu Holding Group Co. Ltd., A Shares	534,100	267,695
Zhejiang China Commodities City Group Co. Ltd., A Shares	447,400	1,413,278
Zhejiang Chint Electrics Co. Ltd., A Shares	130,800	503,345
Zhejiang Crystal-Optech Co. Ltd., A Shares	132,400	517,124
Zhejiang Dahua Technology Co. Ltd., A Shares	290,600	792,308
Zhejiang Daily Digital Culture Group Co. Ltd., A Shares	379,700	806,012
Zhejiang Dingli Machinery Co. Ltd., A Shares	34,600	264,061
Zhejiang Expressway Co. Ltd., H Shares	2,039,101	1,796,933
Zhejiang Hailiang Co. Ltd., A Shares	123,600	208,753
Zhejiang HangKe Technology, Inc. Co., A Shares	44,364	160,320
Zhejiang Huace Film & Television Co. Ltd., A Shares	223,900	269,706
Zhejiang Huahai Pharmaceutical Co. Ltd., A Shares	140,250	475,914
Zhejiang Huayou Cobalt Co. Ltd., A Shares	159,860	1,078,406
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	127,800	541,322
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A Shares	74,200	188,448
Zhejiang Juhua Co. Ltd., A Shares	201,800	1,096,148
Zhejiang Leapmotor Technology Co. Ltd., Class H *	815,899	6,771,380
Zhejiang Longsheng Group Co. Ltd., A Shares	331,300	491,173
Zhejiang Medicine Co. Ltd., A Shares	86,200	189,517
Zhejiang NHU Co. Ltd., A Shares	285,468	997,944
Zhejiang Sanhua Intelligent Controls Co. Ltd., A Shares	215,220	963,275
Zhejiang Supor Co. Ltd., A Shares	46,200	333,586
Zhejiang Wanfeng Auto Wheel Co. Ltd., A Shares	159,400	422,289
Zhejiang Wanliyang Co. Ltd., A Shares	170,900	202,504
Zhejiang Weiming Environment Protection Co. Ltd., A Shares	169,600	458,835
Zhejiang Weixing New Building Materials Co. Ltd., A Shares	155,300	235,039
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A Shares	54,100	238,114
Zhejiang Zheneng Electric Power Co. Ltd., A Shares	787,700	561,790
Zheshang Securities Co. Ltd., A Shares	328,200	556,615
ZhongAn Online P&C Insurance Co. Ltd., H Shares *(a)	836,757	2,116,619
Zhongji Innolight Co. Ltd., A Shares	115,560	5,758,207
Zhongjin Gold Corp. Ltd., A Shares	462,100	1,036,072
Zhongshan Public Utilities Group Co. Ltd., A Shares	180,100	262,711
Zhongsheng Group Holdings Ltd.	751,678	1,549,474
Zhongtai Securities Co. Ltd., A Shares	608,000	615,443
Zhuhai Huafa Properties Co. Ltd., A Shares	209,400	154,636
SECURITY	NUMBER OF SHARES	VALUE ($)
Zhuzhou CRRC Times Electric Co. Ltd., A Shares	51,276	348,497
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	586,918	2,991,864
Zhuzhou Hongda Electronics Corp. Ltd., A Shares	41,900	230,183
Zhuzhou Kibing Group Co. Ltd., A Shares	203,000	180,975
Zijin Mining Group Co. Ltd., A Shares	1,778,900	5,764,167
Zijin Mining Group Co. Ltd., H Shares	7,173,690	23,538,548
ZJLD Group, Inc. (a)	714,116	929,761
ZMJ Group Co. Ltd., A Shares	162,400	466,260
Zoomlion Heavy Industry Science & Technology Co. Ltd., A Shares	494,800	510,583
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (a)	1,682,279	1,391,856
ZTE Corp., A Shares	315,700	2,014,012
ZTE Corp., H Shares (a)	918,730	4,127,058
ZTO Express Cayman, Inc.	523,850	9,447,759
		3,701,951,920

Colombia 0.1%
Cementos Argos SA	781,816	1,939,452
Ecopetrol SA	6,460,630	3,038,197
Interconexion Electrica SA ESP	582,749	3,160,948
		8,138,597

Czech Republic 0.2%
CEZ AS	172,294	10,780,928
Colt CZ Group SE	16,237	560,469
Komercni Banka AS	87,385	4,271,428
Moneta Money Bank AS	375,400	2,753,363
		18,366,188

Egypt 0.1%
Commercial International Bank - Egypt (CIB), GDR	3,226,672	6,259,744

Greece 0.8%
Aegean Airlines SA	35,974	603,822
Aktor SA Holding Co. Technical & Energy Projects *	50,694	462,238
Alpha Bank SA	2,478,235	9,824,919
Athens International Airport SA	67,461	838,588
Athens Water Supply & Sewage Co. SA	54,749	464,607
Autohellas Tourist & Trading SA	29,230	390,036
Cenergy Holdings SA	82,066	1,047,035
Ellaktor SA *	129,781	212,064
Eurobank Ergasias Services & Holdings SA, A Shares	3,009,452	11,060,846
FF Group *(b)	50,437	0
GEK Terna SA	75,006	1,966,597
Hellenic Telecommunications Organization SA	178,248	3,317,364
HELLENiQ ENERGY Holdings SA	131,986	1,327,065
Holding Co. ADMIE IPTO SA	183,145	731,006
Intralot SA-Integrated Information Systems & Gaming Services *	306,265	430,180
Jumbo SA	134,800	4,809,237
LAMDA Development SA *	122,247	1,057,436
Motor Oil Hellas Corinth Refineries SA	81,346	2,397,525
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
65

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
National Bank of Greece SA	1,015,512	14,061,806
OPAP SA	219,158	4,917,572
Optima bank SA	227,034	2,075,454
Piraeus Financial Holdings SA *	1,260,806	9,754,859
Piraeus Port Authority SA	7,113	374,659
Public Power Corp. SA	225,059	3,761,802
Quest Holdings SA	39,645	351,746
Sarantis SA	44,221	755,706
Titan SA	47,295	2,053,811
Viohalco SA	101,142	771,881
		79,819,861

Hong Kong 0.0%
China Huishan Dairy Holdings Co. Ltd. *(b)	3,872,695	0

Hungary 0.3%
Magyar Telekom Telecommunications PLC	385,597	2,188,184
MOL Hungarian Oil & Gas PLC	532,900	4,580,156
Opus Global Nyrt	489,448	837,297
OTP Bank Nyrt	278,631	24,268,219
Richter Gedeon Nyrt	175,083	5,303,462
		37,177,318

Iceland 0.1%
Alvotech SA *	133,299	1,076,371
Arion Banki Hf.	1,631,369	2,319,956
Eimskipafelag Islands Hf.	169,064	461,505
Festi Hf.	301,147	723,609
Hagar Hf.	1,501,201	1,275,999
Islandsbanki Hf.	2,344,832	2,347,611
Kvika banki Hf.	4,995,158	714,440
Reitir fasteignafelag Hf.	937,279	842,636
		9,762,127

India 19.3%
360 ONE WAM Ltd.	269,674	3,112,053
3M India Ltd.	3,880	1,352,806
Aarti Industries Ltd.	210,692	898,191
ABB India Ltd.	63,775	3,613,691
ACC Ltd.	95,677	1,954,032
Adani Energy Solutions Ltd. *	341,163	2,955,003
Adani Enterprises Ltd.	311,645	7,929,319
Adani Green Energy Ltd. *	317,988	3,292,583
Adani Ports & Special Economic Zone Ltd.	876,311	13,039,900
Adani Power Ltd. *	1,242,457	8,459,025
Adani Total Gas Ltd.	270,222	1,810,502
Aditya Birla Capital Ltd. *	769,487	2,423,422
AIA Engineering Ltd. *	41,727	1,445,542
Ajanta Pharma Ltd.	47,015	1,320,338
Alkem Laboratories Ltd.	46,528	2,797,012
Ambuja Cements Ltd.	965,086	6,160,928
Apar Industries Ltd.	19,822	1,737,228
APL Apollo Tubes Ltd.	230,847	4,198,900
Apollo Hospitals Enterprise Ltd.	118,347	10,208,439
Ashok Leyland Ltd.	3,385,262	4,872,424
Asian Paints Ltd.	526,908	15,042,203
Astral Ltd.	148,308	2,285,899
AU Small Finance Bank Ltd.	430,159	3,501,073
Aurobindo Pharma Ltd.	312,549	3,641,551
Avenue Supermarts Ltd. *	180,030	9,704,377
AWL Agri Business Ltd. *	422,796	1,205,275
SECURITY	NUMBER OF SHARES	VALUE ($)
Axis Bank Ltd.	2,789,034	33,042,329
Bajaj Auto Ltd.	85,712	8,385,816
Bajaj Finance Ltd.	3,364,667	33,479,568
Bajaj Finserv Ltd.	456,068	9,891,804
Bajaj Holdings & Investment Ltd.	33,184	4,803,271
Bajaj Housing Finance Ltd. *	911,407	1,149,187
Balkrishna Industries Ltd.	100,466	2,607,103
Bandhan Bank Ltd.	962,904	1,765,952
Bank of Baroda	1,169,704	3,086,970
Bank of India	971,796	1,214,867
Bank of Maharashtra	2,074,947	1,221,828
Bata India Ltd.	88,787	1,105,118
Bayer CropScience Ltd.	17,863	1,059,249
Berger Paints India Ltd.	339,306	2,049,917
Bharat Dynamics Ltd.	115,014	1,871,681
Bharat Electronics Ltd.	4,400,802	18,426,640
Bharat Forge Ltd.	311,994	3,913,755
Bharat Heavy Electricals Ltd.	1,470,284	3,466,593
Bharat Petroleum Corp. Ltd.	2,402,076	8,391,446
Bharti Airtel Ltd.	3,308,489	70,832,588
Bharti Airtel Ltd. - Partly Paid Shares	208,580	3,416,197
Bharti Hexacom Ltd.	83,037	1,669,716
Biocon Ltd.	580,861	2,293,536
Blue Star Ltd.	147,157	3,138,692
Bosch Ltd.	10,440	4,728,718
Britannia Industries Ltd.	142,614	9,414,580
BSE Ltd.	240,522	5,714,852
Canara Bank	2,181,871	2,567,848
Castrol India Ltd.	598,059	1,337,009
Central Bank of India Ltd.	724,070	283,314
Central Depository Services India Ltd.	120,857	1,951,287
CG Power & Industrial Solutions Ltd.	782,698	6,159,690
Cholamandalam Investment & Finance Co. Ltd.	501,203	8,071,114
Cipla Ltd.	674,383	12,149,468
Coal India Ltd.	2,674,741	11,363,150
Cochin Shipyard Ltd.	99,287	1,809,880
Coforge Ltd.	386,915	7,562,160
Colgate-Palmolive India Ltd.	166,033	4,388,369
Container Corp. of India Ltd.	408,990	2,444,720
Coromandel International Ltd.	142,684	3,734,526
CRISIL Ltd.	22,721	1,284,095
Cummins India Ltd.	164,396	7,129,784
Dabur India Ltd.	741,616	4,380,439
Dalmia Bharat Ltd.	92,134	2,507,956
Deepak Nitrite Ltd.	90,833	1,840,790
Divi's Laboratories Ltd.	154,182	10,715,633
Dixon Technologies India Ltd.	40,247	7,613,902
DLF Ltd.	744,895	6,240,025
Dr. Lal PathLabs Ltd.	44,866	1,682,745
Dr. Reddy's Laboratories Ltd.	715,956	10,226,071
Eicher Motors Ltd.	159,166	11,010,603
Emami Ltd.	258,345	1,679,680
Embassy Office Parks REIT	1,088,104	4,783,811
Endurance Technologies Ltd.	37,771	1,228,220
Escorts Kubota Ltd.	33,792	1,366,570
Eternal Ltd. *	5,429,294	19,320,630
Exide Industries Ltd.	565,040	2,537,850
Federal Bank Ltd.	2,098,431	4,559,917
Fortis Healthcare Ltd.	591,477	6,110,996
FSN E-Commerce Ventures Ltd. *	1,563,886	4,079,750
GAIL India Ltd.	3,132,679	6,145,470
GE Vernova T&D India Ltd.	145,255	4,575,814
General Insurance Corp. of India	364,484	1,502,379
GlaxoSmithKline Pharmaceuticals Ltd.	50,597	1,597,230
Glenmark Pharmaceuticals Ltd.	162,984	3,554,225
GMR Airports Ltd. *	3,158,815	3,081,722
See financial notes
66
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Godrej Consumer Products Ltd.	481,726	6,784,985
Godrej Industries Ltd. *	86,880	1,211,471
Godrej Properties Ltd. *	173,276	3,825,409
Grasim Industries Ltd.	425,173	13,376,423
Gujarat Fluorochemicals Ltd.	42,728	1,653,508
Gujarat Gas Ltd.	262,705	1,249,010
Havells India Ltd.	266,110	4,601,711
HCL Technologies Ltd.	1,267,240	20,896,791
HDFC Asset Management Co. Ltd.	119,703	7,412,312
HDFC Bank Ltd.	13,702,734	147,801,588
HDFC Life Insurance Co. Ltd.	1,162,520	10,173,334
Hero MotoCorp Ltd.	155,887	8,989,775
Hindalco Industries Ltd.	1,730,717	13,809,734
Hindustan Aeronautics Ltd.	229,013	11,246,727
Hindustan Petroleum Corp. Ltd.	1,122,751	4,783,802
Hindustan Unilever Ltd.	1,069,694	32,249,722
Hindustan Zinc Ltd.	491,550	2,335,921
Hitachi Energy India Ltd.	15,574	3,373,481
Honeywell Automation India Ltd.	2,225	977,028
Housing & Urban Development Corp. Ltd.	552,169	1,279,857
Hyundai Motor India Ltd.	190,232	5,305,261
ICICI Bank Ltd.	6,370,826	100,938,819
ICICI Lombard General Insurance Co. Ltd.	295,821	6,168,362
ICICI Prudential Life Insurance Co. Ltd.	469,045	3,189,148
IDBI Bank Ltd.	687,198	667,311
IDFC First Bank Ltd.	4,294,401	3,309,521
Indian Bank	365,336	2,704,516
Indian Hotels Co. Ltd.	1,007,572	8,662,046
Indian Oil Corp. Ltd.	4,429,288	6,859,076
Indian Railway Catering & Tourism Corp. Ltd.	364,294	2,857,223
Indian Railway Finance Corp. Ltd.	2,060,444	2,758,449
Indian Renewable Energy Development Agency Ltd. *	793,328	1,263,417
Indraprastha Gas Ltd.	943,385	2,210,706
Indus Towers Ltd. *	1,541,876	5,917,712
IndusInd Bank Ltd. *	145,812	1,222,219
Info Edge India Ltd.	436,978	6,726,804
Infosys Ltd.	4,221,618	70,322,697
InterGlobe Aviation Ltd.	226,660	14,505,517
Ipca Laboratories Ltd.	162,205	2,545,325
IRB Infrastructure Developers Ltd.	2,393,491	1,163,876
ITC Hotels Ltd. *	1,187,841	3,210,099
ITC Ltd.	3,657,322	16,986,332
Jindal Stainless Ltd.	403,138	3,486,320
Jindal Steel Ltd.	461,697	4,949,642
Jio Financial Services Ltd.	3,687,800	13,029,316
JSW Energy Ltd.	650,023	3,598,871
JSW Infrastructure Ltd.	321,983	1,080,294
JSW Steel Ltd.	1,065,192	12,395,002
Jubilant Foodworks Ltd.	438,586	3,120,750
Kalyan Jewellers India Ltd. *	484,745	2,770,069
Kansai Nerolac Paints Ltd.	269,325	732,634
Kaynes Technology India Ltd. *	33,074	2,295,453
KEI Industries Ltd.	68,184	2,945,054
Kotak Mahindra Bank Ltd.	1,340,807	29,792,452
KPIT Technologies Ltd.	193,328	2,608,805
L&T Finance Ltd.	1,003,043	2,468,976
L&T Technology Services Ltd.	34,173	1,635,961
Larsen & Toubro Ltd.	807,084	32,942,708
Laurus Labs Ltd.	429,607	4,172,717
LIC Housing Finance Ltd.	361,522	2,275,106
Linde India Ltd.	23,814	1,721,743
Lloyds Metals & Energy Ltd.	120,388	1,758,677
SECURITY	NUMBER OF SHARES	VALUE ($)
Lodha Developers Ltd.	333,287	4,504,238
LTIMindtree Ltd.	111,535	6,489,962
Lupin Ltd.	299,270	6,427,868
Mahindra & Mahindra Financial Services Ltd.	738,757	2,126,509
Mahindra & Mahindra Ltd.	1,121,130	40,658,891
Mangalore Refinery & Petrochemicals Ltd. *	263,451	364,375
Mankind Pharma Ltd.	135,924	3,807,647
Marico Ltd.	626,579	5,155,136
Maruti Suzuki India Ltd.	159,257	26,700,138
Max Financial Services Ltd. *	309,031	5,612,240
Max Healthcare Institute Ltd.	889,272	11,635,117
Mazagon Dock Shipbuilders Ltd.	90,762	2,678,011
Metro Brands Ltd.	72,731	940,473
Motilal Oswal Financial Services Ltd.	173,809	1,688,972
Mphasis Ltd.	134,823	4,260,634
MRF Ltd.	2,708	4,326,598
Muthoot Finance Ltd.	127,340	3,807,362
National Aluminium Co. Ltd.	987,374	2,083,685
Nestle India Ltd.	861,208	11,286,479
New India Assurance Co. Ltd.	227,820	486,147
NHPC Ltd.	3,833,442	3,355,771
Nippon Life India Asset Management Ltd.	192,294	1,710,466
NLC India Ltd.	412,774	1,053,420
NMDC Ltd.	4,305,619	3,357,697
NTPC Green Energy Ltd. *	1,037,388	1,210,556
NTPC Ltd.	5,684,126	21,103,707
Oberoi Realty Ltd.	145,834	2,662,673
Oil & Natural Gas Corp. Ltd.	4,649,958	12,318,101
Oil India Ltd.	634,383	2,806,516
One 97 Communications Ltd. *	397,710	5,441,157
Oracle Financial Services Software Ltd.	27,725	2,606,315
Page Industries Ltd.	7,079	3,557,428
Patanjali Foods Ltd.	129,091	2,601,042
PB Fintech Ltd. *	389,246	7,812,879
Persistent Systems Ltd.	125,217	7,530,209
Petronet LNG Ltd.	950,105	2,902,337
Phoenix Mills Ltd.	234,659	3,998,264
PI Industries Ltd.	99,682	4,174,699
Pidilite Industries Ltd.	194,899	6,738,599
Piramal Enterprises Ltd.	134,915	1,713,063
Polycab India Ltd.	61,965	4,980,482
Poonawalla Fincorp Ltd. *	305,806	1,495,872
Power Finance Corp. Ltd.	1,743,715	7,504,704
Power Grid Corp. of India Ltd.	5,354,248	16,704,876
Premier Energies Ltd.	139,494	1,571,821
Prestige Estates Projects Ltd.	185,895	3,290,869
Punjab National Bank	2,694,494	3,081,057
Rail Vikas Nigam Ltd.	687,557	2,358,278
RBL Bank Ltd. *	526,771	1,558,702
REC Ltd.	1,474,224	5,848,560
Relaxo Footwears Ltd.	92,000	498,046
Reliance Industries Ltd.	8,240,976	126,776,845
Samvardhana Motherson International Ltd.	5,254,020	5,523,611
SBI Cards & Payment Services Ltd.	347,651	3,166,262
SBI Life Insurance Co. Ltd.	505,686	10,348,940
Schaeffler India Ltd.	49,398	2,165,439
Shree Cement Ltd.	12,167	4,037,363
Shriram Finance Ltd.	1,482,602	9,751,180
Siemens Ltd.	107,191	3,722,391
SJVN Ltd.	976,206	1,036,366
Solar Industries India Ltd.	28,852	4,511,439
Sona Blw Precision Forgings Ltd.	541,505	2,719,397
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
67

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SRF Ltd.	170,954	5,496,221
Star Health & Allied Insurance Co. Ltd. *	298,561	1,512,211
State Bank of India	2,146,054	19,521,048
Steel Authority of India Ltd.	1,715,545	2,307,405
Sun Pharmaceutical Industries Ltd.	1,296,114	23,425,300
Sun TV Network Ltd.	161,147	992,748
Sundaram Finance Ltd.	77,244	3,934,470
Supreme Industries Ltd.	78,042	3,955,213
Suzlon Energy Ltd. *	12,983,200	8,304,419
Swiggy Ltd. *	462,135	2,146,373
Syngene International Ltd.	187,180	1,327,950
Tata Communications Ltd.	137,526	2,414,024
Tata Consultancy Services Ltd.	1,231,386	43,055,098
Tata Consumer Products Ltd.	781,130	9,433,079
Tata Elxsi Ltd.	41,762	2,477,607
Tata Motors Ltd.	2,461,202	18,663,402
Tata Power Co. Ltd.	2,008,058	8,516,074
Tata Steel Ltd.	9,940,094	17,405,247
Tata Technologies Ltd.	204,226	1,521,455
Tata Teleservices Maharashtra Ltd. *	689,137	438,214
Tech Mahindra Ltd.	748,590	12,569,957
Thermax Ltd.	37,300	1,356,146
Titan Co. Ltd.	442,333	18,194,068
Torrent Pharmaceuticals Ltd.	124,012	5,003,878
Torrent Power Ltd.	225,635	3,138,879
Trent Ltd.	221,531	13,303,438
Tube Investments of India Ltd.	129,736	4,355,162
TVS Motor Co. Ltd.	286,572	10,643,259
UltraTech Cement Ltd.	143,143	20,508,535
Union Bank of India Ltd.	1,784,973	2,525,418
United Breweries Ltd.	90,652	1,901,035
United Spirits Ltd.	342,993	5,096,892
UNO Minda Ltd.	219,734	3,185,556
UPL Ltd.	673,382	5,463,114
Varun Beverages Ltd.	1,595,966	8,812,594
Vedant Fashions Ltd.	70,262	590,102
Vedanta Ltd.	1,932,671	9,215,020
Vishal Mega Mart Ltd. *	2,503,764	4,240,241
Vodafone Idea Ltd. *	28,911,640	2,126,840
Voltas Ltd.	274,385	4,273,311
WAAREE Energies Ltd. *	92,382	3,562,371
Whirlpool of India Ltd.	69,178	1,019,833
Wipro Ltd.	3,404,767	9,625,398
Yes Bank Ltd. *	28,416,669	6,152,108
Zee Entertainment Enterprises Ltd.	1,216,398	1,599,930
Zydus Lifesciences Ltd.	313,579	3,487,029
		2,058,135,659

Indonesia 1.2%
Alamtri Resources Indonesia Tbk. PT	11,103,316	1,181,705
Amman Mineral Internasional PT *	14,457,132	6,882,261
Astra International Tbk. PT	23,963,829	7,992,787
Avia Avian Tbk. PT	23,369,587	598,057
Bank Central Asia Tbk. PT	58,443,120	28,619,054
Bank Mandiri Persero Tbk. PT	52,715,398	15,120,912
Bank Negara Indonesia Persero Tbk. PT	14,461,970	3,841,324
Bank Rakyat Indonesia Persero Tbk. PT	79,102,109	19,427,747
Bank Syariah Indonesia Tbk. PT	4,899,779	805,240
Barito Pacific Tbk. PT *	25,130,750	3,337,559
Bukit Asam Tbk. PT	3,844,608	559,555
Bumi Serpong Damai Tbk. PT *	11,267,678	741,384
Charoen Pokphand Indonesia Tbk. PT	9,087,216	2,353,087
Dayamitra Telekomunikasi PT	27,708,630	982,993
Elang Mahkota Teknologi Tbk. PT	30,874,539	2,274,867
SECURITY	NUMBER OF SHARES	VALUE ($)
GoTo Gojek Tokopedia Tbk. PT *	1,025,304,350	3,606,286
Gudang Garam Tbk. PT	606,177	313,381
Indah Kiat Pulp & Paper Tbk. PT	3,334,493	1,546,930
Indocement Tunggal Prakarsa Tbk. PT	1,921,881	815,838
Indofood CBP Sukses Makmur Tbk. PT	2,727,024	1,484,235
Indofood Sukses Makmur Tbk. PT	4,797,656	2,167,528
Indosat Tbk. PT	7,407,468	907,404
Jasa Marga Persero Tbk. PT	1,729,622	352,427
Kalbe Farma Tbk. PT	23,305,938	1,717,205
Mayora Indah Tbk. PT	4,390,455	559,124
Merdeka Copper Gold Tbk. PT *	14,672,022	2,197,689
Perusahaan Gas Negara Tbk. PT	11,153,157	1,156,574
Petrindo Jaya Kreasi Tbk. PT	18,744,360	1,773,269
Sarana Menara Nusantara Tbk. PT	25,159,670	938,338
Semen Indonesia Persero Tbk. PT	3,753,024	603,124
Sumber Alfaria Trijaya Tbk. PT	23,626,624	3,152,127
Telkom Indonesia Persero Tbk. PT, Class B	50,815,815	9,645,452
Tower Bersama Infrastructure Tbk. PT	5,783,272	673,371
Trimegah Bangun Persada Tbk. PT	4,551,136	284,273
Unilever Indonesia Tbk. PT	5,640,681	581,513
United Tractors Tbk. PT	1,486,046	2,198,879
Vale Indonesia Tbk. PT	1,758,535	398,843
XLSMART Telecom Sejahtera Tbk. PT	5,079,379	847,077
		132,639,419

Kuwait 0.8%
Agility Public Warehousing Co. KSC	1,908,182	855,855
Boubyan Bank KSCP	2,000,835	4,526,361
Burgan Bank SAK	1,501,382	1,194,421
Gulf Bank KSCP	2,567,544	2,866,369
Kuwait Finance House KSCP	14,982,663	37,818,410
Mabanee Co. KPSC	840,630	2,636,515
Mobile Telecommunications Co. KSCP	2,698,414	4,523,123
National Bank of Kuwait SAKP	9,988,506	33,387,673
		87,808,727

Malaysia 1.6%
99 Speed Mart Retail Holdings Bhd.	1,054,900	629,195
Alliance Bank Malaysia Bhd.	1,703,830	1,818,763
AMMB Holdings Bhd.	3,231,072	4,122,007
Axiata Group Bhd.	5,716,677	3,274,404
CelcomDigi Bhd.	4,584,414	3,993,052
CIMB Group Holdings Bhd.	10,140,252	17,832,443
Dialog Group Bhd.	5,514,000	2,440,516
Fraser & Neave Holdings Bhd.	203,600	1,299,185
Gamuda Bhd.	5,953,832	7,835,102
Genting Bhd.	2,288,800	1,549,341
Genting Malaysia Bhd.	3,991,720	1,927,363
Hartalega Holdings Bhd.	2,849,700	795,892
Hong Leong Bank Bhd.	749,307	3,561,203
Hong Leong Financial Group Bhd.	246,700	1,000,814
IHH Healthcare Bhd.	3,595,900	5,778,973
IJM Corp. Bhd.	4,071,236	2,765,550
IOI Corp. Bhd.	3,611,492	3,299,493
Kuala Lumpur Kepong Bhd.	615,064	2,864,961
Malayan Banking Bhd.	9,034,918	21,170,577
Maxis Bhd.	3,499,424	2,898,931
MISC Bhd.	2,382,200	4,183,651
Mr. DIY Group M Bhd.	4,575,900	1,602,919
Nestle Malaysia Bhd.	80,171	1,803,041
Petronas Chemicals Group Bhd.	3,663,100	3,754,136
Petronas Dagangan Bhd.	397,900	1,994,680
See financial notes
68
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Petronas Gas Bhd.	1,039,736	4,587,143
PPB Group Bhd.	710,077	1,571,413
Press Metal Aluminium Holdings Bhd.	4,039,364	5,315,707
Public Bank Bhd.	17,420,170	17,605,710
QL Resources Bhd.	2,183,175	2,118,584
RHB Bank Bhd.	2,502,639	3,873,907
SD Guthrie Bhd.	4,543,608	5,430,821
Sime Darby Bhd.	5,192,100	2,543,822
Sunway Bhd.	2,660,600	3,098,261
Telekom Malaysia Bhd.	1,191,034	1,978,949
Tenaga Nasional Bhd.	5,385,074	16,824,373
Top Glove Corp. Bhd. *	5,861,300	811,565
YTL Corp. Bhd.	4,400,436	2,666,300
YTL Power International Bhd.	2,916,700	2,782,083
		175,404,830

Mexico 2.2%
Alfa SAB de CV, A Shares	4,615,601	3,468,292
Alpek SAB de CV	525,652	247,820
Alsea SAB de CV *	611,995	1,762,015
America Movil SAB de CV, Series B	19,240,405	19,173,844
Arca Continental SAB de CV	1,022,683	10,442,672
Banco del Bajio SA	1,039,859	2,483,012
Becle SAB de CV	720,297	844,522
Cemex SAB de CV, Series CPO	17,963,141	16,272,759
Coca-Cola Femsa SAB de CV	636,127	5,406,457
Concentradora Fibra Danhos SA de CV	564,761	795,139
Controladora Alpek SAB de CV *	4,039,993	563,382
Corp. Inmobiliaria Vesta SAB de CV	978,499	2,699,145
El Puerto de Liverpool SAB de CV, Series C1	261,884	1,299,834
Fibra Uno Administracion SA de CV	3,213,513	4,522,652
Fomento Economico Mexicano SAB de CV	1,553,628	13,471,803
GCC SAB de CV	206,337	1,925,642
Gentera SAB de CV	1,196,177	2,925,564
Gruma SAB de CV, B Shares	218,704	3,763,874
Grupo Aeroportuario del Centro Norte SAB de CV	340,500	4,359,503
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	479,837	11,551,913
Grupo Aeroportuario del Sureste SAB de CV, B Shares	190,857	6,234,215
Grupo Bimbo SAB de CV, Series A	1,637,665	5,098,901
Grupo Carso SAB de CV, Series A1	649,494	4,307,781
Grupo Comercial Chedraui SA de CV	329,008	2,662,663
Grupo Financiero Banorte SAB de CV, O Shares	3,453,429	31,617,921
Grupo Financiero Inbursa SAB de CV, O Shares	2,326,215	6,137,280
Grupo Mexico SAB de CV, Series B	3,393,253	22,267,398
Industrias Penoles SAB de CV *	210,872	6,881,997
Kimberly-Clark de Mexico SAB de CV, A Shares	1,721,631	3,236,513
Megacable Holdings SAB de CV, Series CPO	797,508	2,313,669
Operadora De Sites Mexicanos SAB de CV, Class A-1	1,690,664	1,539,729
Orbia Advance Corp. SAB de CV	1,186,726	944,569
Prologis Property Mexico SA de CV	1,145,586	4,229,166
Promotora y Operadora de Infraestructura SAB de CV	252,788	3,166,002
Qualitas Controladora SAB de CV	212,058	1,914,203
Regional SAB de CV	298,999	2,329,031
SECURITY	NUMBER OF SHARES	VALUE ($)
Wal-Mart de Mexico SAB de CV	6,115,767	18,277,269
		231,138,151

Philippines 0.5%
ACEN Corp.	10,190,502	395,886
Ayala Corp.	324,522	3,095,013
Ayala Land, Inc.	7,889,346	3,865,635
Bank of the Philippine Islands	2,468,518	4,881,311
BDO Unibank, Inc.	2,697,328	6,381,639
Bloomberry Resorts Corp.	4,412,525	239,370
Converge Information & Communications Technology Solutions, Inc.	3,102,675	760,127
DMCI Holdings, Inc.	5,482,791	1,032,371
Globe Telecom, Inc.	34,208	902,117
GT Capital Holdings, Inc.	126,376	1,525,933
International Container Terminal Services, Inc.	1,291,436	10,915,453
JG Summit Holdings, Inc.	3,196,228	1,331,179
Jollibee Foods Corp.	486,175	1,973,796
LT Group, Inc.	4,156,420	1,019,739
Manila Electric Co.	319,543	2,991,609
Megaworld Corp.	14,426,728	520,064
Metropolitan Bank & Trust Co.	2,062,616	2,526,610
Monde Nissin Corp.	6,318,573	779,525
PLDT, Inc.	107,960	2,189,617
Puregold Price Club, Inc.	1,172,861	846,627
Semirara Mining & Power Corp.	1,618,968	932,086
SM Prime Holdings, Inc.	11,666,880	4,716,159
Universal Robina Corp.	1,104,100	1,565,003
		55,386,869

Qatar 0.9%
Al Rayan Bank	7,211,504	4,763,435
Barwa Real Estate Co.	2,754,155	2,069,588
Commercial Bank PSQC	3,988,801	5,148,960
Dukhan Bank	2,021,749	2,035,631
Ezdan Holding Group QSC *	1,541,896	525,117
Industries Qatar QSC	2,395,402	8,453,973
Mesaieed Petrochemical Holding Co.	6,295,251	2,351,426
Ooredoo QPSC	934,589	3,306,099
Qatar Aluminum Manufacturing Co.	2,683,336	1,053,878
Qatar Electricity & Water Co. QSC	675,117	2,929,648
Qatar Fuel QSC	778,057	3,198,987
Qatar Gas Transport Co. Ltd.	3,382,829	4,394,612
Qatar International Islamic Bank QSC	1,236,166	3,836,494
Qatar Islamic Bank QPSC	2,118,083	14,252,412
Qatar National Bank QPSC	5,356,568	27,952,429
Qatar Navigation QSC	1,215,268	3,821,702
Vodafone Qatar QSC	1,866,269	1,253,235
		91,347,626

Russia 0.0%
Gazprom PJSC *(b)(c)	127,160	0
Sberbank of Russia PJSC *(b)(c)	107,550	0
		0

Saudi Arabia 3.7%
Abdullah Al Othaim Markets Co.	495,070	989,559
ACWA Power Co. *	268,660	15,215,140
Ades Holding Co.	518,296	2,063,681
Advanced Petrochemical Co. *	149,469	1,394,226
Al Rajhi Bank	2,371,715	59,542,549
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
69

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Al Rajhi Co. for Co-operative Insurance *	57,381	1,784,650
Aldrees Petroleum & Transport Services Co.	59,163	1,882,645
Alinma Bank	1,482,514	9,956,653
Almarai Co. JSC	563,602	7,146,789
Arab National Bank	1,091,386	6,835,342
Arabian Centres Co.	242,817	1,320,797
Arabian Contracting Services Co. *	24,962	585,431
Arabian Drilling Co.	22,742	455,786
Arabian Internet & Communications Services Co.	26,825	1,726,517
Astra Industrial Group Co.	47,141	1,796,589
Bank AlBilad	898,767	6,261,332
Bank Al-Jazira *	756,190	2,446,604
Banque Saudi Fransi	1,571,823	6,794,672
BinDawood Holding Co.	400,730	590,597
Bupa Arabia for Cooperative Insurance Co.	89,615	3,494,130
Catrion Catering Holding Co.	52,683	1,411,077
Co. for Cooperative Insurance	98,544	3,078,023
Dallah Healthcare Co.	48,900	1,692,903
Dar Al Arkan Real Estate Development Co. *	659,813	3,291,855
Dr. Soliman Abdel Kader Fakeeh Hospital Co.	54,260	578,434
Dr. Sulaiman Al Habib Medical Services Group Co.	122,419	7,862,848
Elm Co.	30,282	6,920,424
Emaar Economic City *	226,073	783,260
Etihad Etisalat Co.	447,672	7,629,824
Jamjoom Pharmaceuticals Factory Co.	29,589	1,251,472
Jarir Marketing Co.	729,985	2,480,494
Leejam Sports Co. JSC	26,290	1,040,474
Mobile Telecommunications Co. Saudi Arabia	518,103	1,471,931
Mouwasat Medical Services Co.	117,824	2,273,455
Nahdi Medical Co.	65,315	2,012,263
National Industrialization Co., Class C *	396,791	1,152,663
Power & Water Utility Co. for Jubail & Yanbu *	89,322	943,639
Qassim Cement Co.	57,189	656,907
Rabigh Refining & Petrochemical Co. *	455,469	897,051
Riyad Bank	1,763,981	12,204,293
Riyadh Cables Group Co.	84,938	2,920,154
SABIC Agri-Nutrients Co.	273,624	8,852,927
Sahara International Petrochemical Co.	426,672	2,291,307
SAL Saudi Logistics Services	43,697	1,979,769
Saudi Arabian Mining Co. *	1,581,161	21,996,856
Saudi Arabian Oil Co.	7,192,830	45,432,032
Saudi Aramco Base Oil Co.	49,163	1,130,741
Saudi Awwal Bank	1,168,782	9,394,613
Saudi Basic Industries Corp.	1,070,590	17,404,720
Saudi Cement Co.	100,021	1,036,943
Saudi Electricity Co.	937,057	3,628,655
Saudi Ground Services Co.	103,301	1,246,594
Saudi Industrial Investment Group *	401,234	2,053,114
Saudi Investment Bank	809,210	2,928,701
Saudi Kayan Petrochemical Co. *	916,253	1,250,257
Saudi National Bank	3,492,806	32,412,852
Saudi Real Estate Co. *	175,715	853,240
Saudi Research & Media Group *	45,700	2,113,147
Saudi Tadawul Group Holding Co.	59,590	2,706,182
Saudi Telecom Co.	2,314,109	25,902,824
SECURITY	NUMBER OF SHARES	VALUE ($)
Saudia Dairy & Foodstuff Co.	20,756	1,479,173
Savola Group *	174,167	1,118,657
Seera Group Holding *	200,184	1,552,517
United Electronics Co.	55,001	1,326,579
Yamama Cement Co.	129,373	1,135,057
Yanbu National Petrochemical Co.	326,643	2,860,586
		388,925,176

South Africa 3.7%
Absa Group Ltd.	928,212	9,904,425
African Rainbow Minerals Ltd.	115,832	1,190,021
Anglogold Ashanti PLC	616,503	34,320,337
Aspen Pharmacare Holdings Ltd.	447,338	2,676,633
Bid Corp. Ltd.	406,384	10,594,062
Bidvest Group Ltd.	406,669	5,444,854
Capitec Bank Holdings Ltd.	100,682	20,306,653
Clicks Group Ltd.	295,237	6,225,861
Discovery Ltd.	613,251	7,521,044
Exxaro Resources Ltd.	219,538	2,391,080
FirstRand Ltd.	6,290,270	26,453,352
Foschini Group Ltd.	386,496	2,377,026
Gold Fields Ltd.	1,085,245	35,556,475
Growthpoint Properties Ltd.	3,945,218	3,217,492
Harmony Gold Mining Co. Ltd.	657,915	8,744,065
Impala Platinum Holdings Ltd. *	1,044,505	9,413,311
Investec Ltd.	256,672	1,894,386
Kumba Iron Ore Ltd.	70,243	1,284,273
Mr. Price Group Ltd.	296,087	3,471,633
MTN Group Ltd.	1,945,600	16,471,968
MultiChoice Group *	299,209	2,074,910
Naspers Ltd., N Shares	194,240	63,766,927
Nedbank Group Ltd. (a)	545,434	6,979,706
NEPI Rockcastle NV *	771,020	6,384,296
Northam Platinum Holdings Ltd.	420,953	4,695,165
Old Mutual Ltd.	5,554,078	4,363,218
OUTsurance Group Ltd.	1,022,347	4,388,978
Pepkor Holdings Ltd.	4,537,490	6,513,726
Reinet Investments SCA	175,185	5,301,466
Remgro Ltd.	597,439	5,724,609
Sanlam Ltd.	1,995,461	10,285,329
Santam Ltd.	46,424	1,149,203
Sasol Ltd. *	735,005	4,952,443
Shoprite Holdings Ltd.	584,444	8,684,867
Sibanye Stillwater Ltd. *	3,355,356	6,322,434
Standard Bank Group Ltd. (a)	1,574,388	22,143,536
Tiger Brands Ltd.	197,498	3,471,388
Valterra Platinum Ltd.	256,902	11,730,920
Vodacom Group Ltd.	558,971	4,491,355
Woolworths Holdings Ltd.	1,124,784	3,301,803
		396,185,230

Taiwan 20.0%
Accton Technology Corp.	580,000	19,257,757
Acer, Inc.	3,457,086	3,341,791
Advanced Energy Solution Holding Co. Ltd.	31,000	1,369,012
Advantech Co. Ltd.	551,911	6,210,680
Airtac International Group	168,920	4,359,832
Alchip Technologies Ltd.	94,000	12,468,964
ASE Technology Holding Co. Ltd.	4,021,120	19,862,579
Asia Cement Corp.	2,648,061	3,209,430
Asia Vital Components Co. Ltd.	383,000	12,654,116
ASMedia Technology, Inc.	48,445	2,614,837
ASPEED Technology, Inc.	37,800	6,176,450
Asustek Computer, Inc.	815,621	16,862,313
AUO Corp. *	7,229,224	3,038,830
See financial notes
70
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Securities Corp.	2,221,644	1,584,319
Catcher Technology Co. Ltd.	716,224	4,416,435
Cathay Financial Holding Co. Ltd.	11,391,905	22,918,339
Chailease Holding Co. Ltd.	1,783,005	6,795,011
Chang Hwa Commercial Bank Ltd.	9,463,765	5,943,973
Cheng Shin Rubber Industry Co. Ltd.	2,184,277	2,715,207
Chicony Electronics Co. Ltd.	719,984	3,250,226
China Airlines Ltd.	3,141,872	2,178,894
China Motor Corp.	314,600	597,925
China Steel Corp.	13,478,956	8,862,658
Chroma ATE, Inc.	443,000	8,419,601
Chunghwa Telecom Co. Ltd.	4,648,310	20,147,568
Compal Electronics, Inc.	4,775,535	4,319,454
CTBC Financial Holding Co. Ltd.	19,256,792	25,921,817
Delta Electronics, Inc.	2,341,148	54,451,536
E Ink Holdings, Inc.	922,000	7,932,285
E.Sun Financial Holding Co. Ltd.	18,522,215	20,267,525
Eclat Textile Co. Ltd.	239,510	3,141,808
Elite Material Co. Ltd.	349,000	13,928,262
eMemory Technology, Inc.	85,000	5,741,834
Ennostar, Inc. *	568,914	725,810
Eternal Materials Co. Ltd.	1,308,352	1,874,608
Eva Airways Corp.	3,199,374	4,066,003
Evergreen Marine Corp. Taiwan Ltd.	1,294,088	7,852,707
Far Eastern International Bank *	3,210,500	1,417,810
Far Eastern New Century Corp.	3,335,799	3,011,762
Far EasTone Telecommunications Co. Ltd.	2,165,509	5,964,633
Feng TAY Enterprise Co. Ltd.	629,694	2,420,355
First Financial Holding Co. Ltd.	13,070,540	12,121,553
Formosa Chemicals & Fibre Corp.	4,080,008	4,017,345
Formosa Petrochemical Corp.	1,392,660	1,829,120
Formosa Plastics Corp.	4,894,560	6,236,383
Formosa Sumco Technology Corp.	66,000	181,357
Formosa Taffeta Co. Ltd.	1,394,132	718,284
Fortune Electric Co. Ltd.	166,100	3,515,488
Foxconn Technology Co. Ltd.	1,108,355	2,577,865
Fubon Financial Holding Co. Ltd.	9,657,897	26,506,732
Genius Electronic Optical Co. Ltd.	95,000	1,413,991
Giant Manufacturing Co. Ltd.	382,096	1,312,422
Gigabyte Technology Co. Ltd.	629,000	5,699,570
Global Unichip Corp.	105,000	4,568,279
Globalwafers Co. Ltd.	311,451	3,790,045
Hiwin Technologies Corp.	352,445	2,461,506
Hon Hai Precision Industry Co. Ltd.	14,592,092	97,139,002
Hotai Motor Co. Ltd.	308,600	5,562,361
HTC Corp. *	847,778	1,952,390
Hua Nan Financial Holdings Co. Ltd., Class C	11,310,696	10,322,983
Innolux Corp.	8,490,381	3,902,251
International Games System Co. Ltd.	260,000	6,506,485
Inventec Corp.	3,092,043	4,162,239
Jentech Precision Industrial Co. Ltd.	110,000	7,538,560
KGI Financial Holding Co. Ltd.	18,990,334	9,473,580
King Slide Works Co. Ltd.	74,000	7,322,658
King Yuan Electronics Co. Ltd.	1,330,000	6,787,157
Largan Precision Co. Ltd.	111,456	8,768,599
Lite-On Technology Corp., ADR	2,260,866	9,614,569
Lotes Co. Ltd.	93,000	4,426,471
MediaTek, Inc.	1,764,713	79,087,221
Mega Financial Holding Co. Ltd.	14,250,508	18,670,009
Micro-Star International Co. Ltd.	834,095	3,683,502
momo.com, Inc.	113,974	943,274
Nan Ya Plastics Corp.	5,897,816	8,334,636
Nan Ya Printed Circuit Board Corp.	258,000	1,856,753
Nanya Technology Corp. *	1,383,000	2,126,335
Nien Made Enterprise Co. Ltd.	184,752	2,613,888
Novatek Microelectronics Corp.	679,608	9,670,733
SECURITY	NUMBER OF SHARES	VALUE ($)
Oneness Biotech Co. Ltd. *	454,087	1,039,798
Parade Technologies Ltd.	88,100	2,250,809
Pegatron Corp.	2,311,657	5,308,504
PharmaEssentia Corp.	309,000	5,018,679
Pou Chen Corp.	2,377,792	2,244,044
Powerchip Semiconductor Manufacturing Corp. *	3,652,000	1,899,501
Powertech Technology, Inc.	826,000	3,215,427
President Chain Store Corp.	695,400	5,789,408
Quanta Computer, Inc.	3,169,057	27,212,662
Realtek Semiconductor Corp.	573,336	10,015,258
Ruentex Development Co. Ltd.	1,835,350	1,810,164
Shanghai Commercial & Savings Bank Ltd.	4,500,151	6,035,630
Shihlin Electric & Engineering Corp.	353,000	2,315,265
Silergy Corp.	397,000	4,006,428
Sino-American Silicon Products, Inc.	711,000	2,407,252
SinoPac Financial Holdings Co. Ltd.	13,651,832	10,450,052
Synnex Technology International Corp.	1,455,956	3,133,905
Taiwan Business Bank	8,133,918	4,017,801
Taiwan Cooperative Financial Holding Co. Ltd.	13,150,594	10,195,426
Taiwan Fertilizer Co. Ltd. *	907,508	1,585,271
Taiwan Glass Industry Corp. *	1,199,311	1,384,899
Taiwan High Speed Rail Corp.	2,652,000	2,394,387
Taiwan Mobile Co. Ltd.	1,786,524	6,224,008
Taiwan Secom Co. Ltd.	387,000	1,417,884
Taiwan Semiconductor Manufacturing Co. Ltd.	29,284,500	1,111,238,980
Tatung Co. Ltd.	1,737,550	2,262,205
TCC Group Holdings Co. Ltd.	7,687,872	5,645,913
Teco Electric & Machinery Co. Ltd.	1,486,000	3,305,517
Transcend Information, Inc.	297,000	981,272
TS Financial Holding Co. Ltd.	25,989,475	13,815,370
U-Ming Marine Transport Corp.	572,000	1,053,455
Unimicron Technology Corp.	1,578,348	7,460,746
Uni-President Enterprises Corp.	5,886,676	14,904,683
United Microelectronics Corp.	13,890,850	18,403,292
Vanguard International Semiconductor Corp.	1,267,580	3,794,094
Voltronic Power Technology Corp.	77,000	2,493,662
Walsin Lihwa Corp.	3,259,521	2,431,086
Walsin Technology Corp.	380,000	1,024,289
Wan Hai Lines Ltd.	1,068,910	2,895,230
Win Semiconductors Corp.	500,000	1,516,217
Winbond Electronics Corp. *	3,520,703	2,268,858
Wistron Corp.	3,308,080	12,228,301
Wiwynn Corp.	125,000	12,124,012
WPG Holdings Ltd.	1,686,000	3,695,252
Yageo Corp.	1,971,764	8,997,893
Yang Ming Marine Transport Corp.	2,144,000	4,046,805
Yuanta Financial Holding Co. Ltd.	13,028,513	13,851,279
Yulon Motor Co. Ltd.	845,408	911,241
Zhen Ding Technology Holding Ltd.	775,000	4,981,681
		2,127,414,347

Thailand 1.5%
Advanced Info Service PCL NVDR	1,294,600	11,749,109
Airports of Thailand PCL NVDR	4,246,900	4,719,506
Asset World Corp. PCL NVDR	17,532,800	1,201,507
B Grimm Power PCL NVDR	2,472,500	969,309
Bangkok Bank PCL NVDR	570,500	2,738,470
Bangkok Dusit Medical Services PCL NVDR	12,173,900	7,778,970
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
71

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bangkok Expressway & Metro PCL NVDR	9,581,690	1,567,617
Banpu PCL NVDR	13,356,633	1,962,574
Berli Jucker PCL NVDR	1,241,550	659,196
BTS Group Holdings PCL NVDR *	14,381,300	1,402,837
Bumrungrad Hospital PCL NVDR	625,200	3,435,271
Carabao Group PCL NVDR	695,100	1,099,672
Central Pattana PCL NVDR	3,270,400	5,199,123
Central Retail Corp. PCL NVDR	2,349,300	1,544,686
Charoen Pokphand Foods PCL NVDR	4,918,900	3,325,325
CP ALL PCL NVDR	6,082,300	8,261,188
CP Axtra PCL NVDR	1,023,910	565,766
Delta Electronics Thailand PCL NVDR	3,370,310	15,605,695
Digital Telecommunications Infrastructure Fund, Class F	8,250,500	2,088,412
Electricity Generating PCL NVDR	126,100	459,324
Global Power Synergy PCL NVDR	300,368	389,426
Gulf Development PCL NVDR *	4,906,956	7,119,214
Home Product Center PCL NVDR	8,673,119	1,900,884
Indorama Ventures PCL NVDR	1,423,200	953,340
Kasikornbank PCL NVDR	2,194,769	11,415,915
Krung Thai Bank PCL NVDR	6,352,000	4,823,559
Krungthai Card PCL NVDR	1,323,300	1,113,132
Land & Houses PCL NVDR	4,576,400	550,948
Minor International PCL NVDR	5,319,780	3,842,656
Muangthai Capital PCL NVDR	410,915	472,498
Osotspa PCL NVDR	646,963	327,526
PTT Exploration & Production PCL NVDR	1,724,204	5,961,131
PTT Global Chemical PCL NVDR	3,293,314	2,668,606
PTT Oil & Retail Business PCL NVDR	4,369,400	1,793,889
PTT PCL NVDR	14,157,800	13,548,134
Ratch Group PCL NVDR	1,681,950	1,401,841
SCB X PCL NVDR	2,103,500	8,343,873
SCG Packaging PCL NVDR	962,000	507,801
Siam Cement PCL NVDR	822,100	5,456,135
Siam City Cement PCL NVDR	6,300	28,879
Srisawad Corp. PCL NVDR	1,996,165	1,540,489
Thai Life Insurance PCL NVDR	3,890,200	1,146,825
Thai Oil PCL NVDR	949,626	938,047
Thai Union Group PCL NVDR	1,431,800	543,638
TMBThanachart Bank PCL NVDR	53,833,218	3,157,374
True Corp. PCL NVDR *	10,255,170	3,608,858
		159,888,175

Turkey 1.0%
AG Anadolu Grubu Holding AS	1,368,760	954,639
Agrotech Yueksek Teknoloji VE Yatirim AS *	491,782	96,803
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS *	1,198,350	995,956
Akbank TAS	3,672,751	6,091,501
Akcansa Cimento AS	76,588	252,750
Akfen Yenilenebilir Enerji AS *	478,150	212,640
Aksa Akrilik Kimya Sanayii AS	1,845,828	474,577
Aksa Enerji Uretim AS *	276,693	259,547
Alarko Holding AS	174,690	372,516
Alfa Solar Enerji Sanayi VE Ticaret AS *	133,632	159,319
Anadolu Anonim Turk Sigorta Sirketi	895,332	486,068
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,235,080	919,017
Anadolu Hayat Emeklilik AS	80,799	174,655
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	59,920	93,338
Arcelik AS *	310,488	1,033,702
SECURITY	NUMBER OF SHARES	VALUE ($)
Aselsan Elektronik Sanayi Ve Ticaret AS	1,378,520	6,140,528
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	294,170	844,264
Aygaz AS	71,127	290,385
Baticim Bati Anadolu Cimento Sanayii AS *	3,104,743	303,307
BIM Birlesik Magazalar AS	529,575	6,820,772
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS *	46,024	570,407
Borusan Yatirim ve Pazarlama AS	11,704	798,517
Can2 Termik AS *	4,205,475	252,431
Cimsa Cimento Sanayi VE Ticaret AS	501,549	589,914
Coca-Cola Icecek AS	895,202	1,072,502
CW Enerji Muhendislik Ticaret VE Sanayi AS *	207,927	97,167
Dogan Sirketler Grubu Holding AS *	920,775	430,515
Dogus Otomotiv Servis ve Ticaret AS	112,526	517,100
EGE Endustri VE Ticaret AS	1,579	333,355
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	222,904	345,596
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,443,045	1,228,944
Enerjisa Enerji AS	276,131	530,118
Enerya Enerji AS	3,178,986	851,335
Enka Insaat ve Sanayi AS	1,197,921	2,129,476
Eregli Demir ve Celik Fabrikalari TAS	3,880,820	2,816,070
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS *	170,325	120,862
Ford Otomotiv Sanayi AS	788,770	2,141,084
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	139,947	610,802
Girsim Elektrik Sanayi Taahut Ve Ticaret AS *	161,928	187,545
Gubre Fabrikalari TAS *	107,915	764,453
Haci Omer Sabanci Holding AS	1,570,252	3,594,599
Hektas Ticaret TAS *	4,125,565	439,125
Investco Holding AS *	53,443	733,137
Is Gayrimenkul Yatirim Ortakligi AS *	588,166	293,011
Is Yatirim Menkul Degerler AS, Class A	685,429	726,238
Iskenderun Demir ve Celik AS	175,892	171,147
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS *	92,726	73,730
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	1,066,076	761,668
Kayseri Seker Fabrikasi AS *	584,177	302,381
Kiler Holding AS *	574,863	896,870
KOC Holding AS	1,291,754	5,754,034
Kocaer Celik Sanayi Ve Ticaret AS	322,748	120,393
Kontrolmatik Enerji Ve Muhendislik AS	368,377	246,898
Konya Cimento Sanayii AS *	1,163	154,596
Kordsa Teknik Tekstil AS *	69,965	116,552
Koza Anadolu Metal Madencilik Isletmeleri AS *	249,117	478,256
Lydia Holding AS *	148,215	468,237
Lydia Yesil Enerji Kaynaklari Anonimsirketi *	537	173,334
Margun Enerji Uretim Sanayi VE Ticaret AS *	448,625	554,376
Mavi Giyim Sanayi Ve Ticaret AS, Class B	649,420	705,130
MIA Teknoloji AS *	226,487	229,074
Migros Ticaret AS	108,997	1,286,641
MLP Saglik Hizmetleri AS *	93,641	813,528
Nuh Cimento Sanayi AS	74,446	428,766
See financial notes
72
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Otokar Otomotiv Ve Savunma Sanayi AS *	47,834	656,192
Oyak Cimento Fabrikalari AS *	1,284,541	762,921
Pegasus Hava Tasimaciligi AS *	333,859	2,020,192
Petkim Petrokimya Holding AS *	1,686,797	819,828
Politeknik Metal Sanayi ve Ticaret AS *	633	129,523
Reeder Teknoloji Sanayi VE Ticaret AS *	249,207	62,196
Reysas Gayrimenkul Yatirim Ortakligi AS *	412,810	235,548
Reysas Tasimacilik ve Lojistik Ticaret AS *	1,558,143	648,627
Sasa Polyester Sanayi AS *	12,811,464	1,460,164
Selcuk Ecza Deposu Ticaret ve Sanayi AS	197,176	414,956
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS *	205,097	154,010
Sok Marketler Ticaret AS	344,442	337,662
TAB Gida Sanayi Ve Ticaret AS, Class A	30,154	157,915
TAV Havalimanlari Holding AS *	219,754	1,353,770
Tekfen Holding AS	232,333	590,007
Tofas Turk Otomobil Fabrikasi AS	164,723	1,001,748
Turk Altin Isletmeleri AS *	1,277,600	747,000
Turk Hava Yollari AO	660,607	5,377,967
Turk Telekomunikasyon AS *	678,321	915,692
Turk Traktor ve Ziraat Makineleri AS	34,134	513,047
Turkcell Iletisim Hizmetleri AS	1,434,253	3,304,184
Turkiye Garanti Bankasi AS	711,120	2,490,216
Turkiye Halk Bankasi AS *	824,964	536,477
Turkiye Is Bankasi AS, Class C	9,569,030	3,499,730
Turkiye Petrol Rafinerileri AS	1,148,574	4,806,426
Turkiye Sigorta AS	1,808,658	439,528
Turkiye Sinai Kalkinma Bankasi AS *	1,659,659	585,216
Turkiye Sise ve Cam Fabrikalari AS	1,724,027	1,705,174
Turkiye Vakiflar Bankasi TAO, Class D *	769,061	538,249
Ufuk Yatirim Yonetim ve Gayrimenkul AS *	23,447	518,512
Ulker Biskuvi Sanayi AS	189,505	522,233
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	90,580	138,787
Vestel Beyaz Esya Sanayi ve Ticaret AS	497,363	162,202
Vestel Elektronik Sanayi ve Ticaret AS *	186,387	191,596
Yapi ve Kredi Bankasi AS *	3,967,411	3,170,072
Yayla Agro Gida Sanayi VE Nakliyat AS *	204,675	54,613
YEO Teknoloji Enerji VE Endustri AS *	105,889	97,989
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,202,287	675,501
Zorlu Enerji Elektrik Uretim AS *	1,172,054	108,233
		104,790,101

United Arab Emirates 1.9%
Abu Dhabi Commercial Bank PJSC	3,551,460	14,639,016
Abu Dhabi Islamic Bank PJSC	1,766,578	10,263,756
Abu Dhabi National Oil Co. for Distribution PJSC	3,321,398	3,400,070
Abu Dhabi Ports Co. PJSC *	1,049,247	1,188,366
ADNOC Drilling Co. PJSC	3,278,549	4,918,270
ADNOC Logistics & Services	2,084,417	3,087,184
Agility Global PLC	5,850,207	1,847,601
Air Arabia PJSC	2,890,719	2,967,060
Aldar Properties PJSC	4,535,542	11,879,094
SECURITY	NUMBER OF SHARES	VALUE ($)
Alpha Dhabi Holding PJSC	1,895,516	5,831,563
Americana Restaurants International PLC - Foreign Co.	3,608,920	1,906,154
Apex Investment Co. PSC *	901,091	1,086,805
Borouge PLC	3,381,153	2,448,643
Burjeel Holdings PLC	1,163,881	449,962
Dubai Electricity & Water Authority PJSC	10,737,007	8,038,870
Dubai Financial Market PJSC	2,159,317	987,654
Dubai Investments PJSC	2,793,141	2,174,893
Dubai Islamic Bank PJSC	3,460,974	9,111,794
Emaar Development PJSC	1,061,763	4,263,818
Emaar Properties PJSC	7,476,011	29,309,708
Emirates Central Cooling Systems Corp.	3,155,337	1,426,044
Emirates NBD Bank PJSC	2,187,980	15,041,246
Emirates Telecommunications Group Co. PJSC	4,116,265	20,261,931
Fertiglobe PLC	1,516,270	1,023,782
First Abu Dhabi Bank PJSC	5,303,017	23,966,807
Ghitha Holding PJSC *	54,294	403,546
Lulu Retail Holdings PLC	2,551,686	840,604
Modon Holding PSC *	3,886,547	3,946,861
Multiply Group PJSC *	4,128,143	3,382,987
NMDC Group PJSC	239,493	1,546,630
Parkin Co. PJSC	802,218	1,321,377
Phoenix Group PLC *	2,983,758	1,202,277
Pure Health Holding PJSC	2,853,294	2,252,805
Salik Co. PJSC	2,239,492	4,024,135
Space42 PLC *	1,328,534	698,086
Talabat Holding PLC	4,441,370	1,426,849
		202,566,248
Total Common Stocks (Cost $6,690,682,781)		10,448,018,095

PREFERRED STOCKS 1.4% OF NET ASSETS

Brazil 1.2%
Banco Bradesco SA	6,226,284	19,304,795
Bradespar SA	235,872	711,775
Braskem SA, A Shares *	251,326	433,840
Centrais Eletricas Brasileiras SA, B Shares	305,527	2,685,976
Cia Energetica de Minas Gerais	1,848,372	3,783,168
Cia Paranaense de Energia - Copel, B Shares	1,294,984	2,867,616
Gerdau SA	1,634,285	5,015,970
Isa Energia Brasil SA	370,885	1,585,866
Itau Unibanco Holding SA	6,424,579	45,555,912
Itausa SA	6,964,487	14,395,745
Metalurgica Gerdau SA	837,221	1,459,095
Petroleo Brasileiro SA - Petrobras	5,456,623	31,263,421
Usinas Siderurgicas de Minas Gerais SA Usiminas, A Shares *	504,704	406,322
		129,469,501

Chile 0.1%
Embotelladora Andina SA, B Shares	488,562	1,943,067
Sociedad Quimica y Minera de Chile SA, B Shares *	168,448	7,713,019
		9,656,086

See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
73

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Colombia 0.1%
Grupo Cibest SA	525,887	6,581,725
Grupo de Inversiones Suramericana SA	79,957	709,044
		7,290,769

India 0.0%
TVS Motor Co. Ltd. *(b)	1,146,288	130,429
Total Preferred Stocks (Cost $124,507,343)		146,546,785

WARRANTS 0.0% OF NET ASSETS

Malaysia 0.0%
YTL Corp. Bhd.
expires 06/02/28 *(b)	1,051,207	316,009
YTL Power International Bhd.
expires 06/02/28 *(b)	583,340	254,750
		570,759
Total Warrants (Cost $0)		570,759

SHORT-TERM INVESTMENTS 2.1% OF NET ASSETS

Money Market Funds 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)	149,702,887	149,702,888
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)(e)	74,011,057	74,011,057
		223,713,945
Total Short-Term Investments (Cost $223,713,945)		223,713,945

Total Investments in Securities (Cost $7,038,904,069)		10,818,849,584

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 09/19/25	644	40,729,780	315,100

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $69,598,097.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	23.0%
Information Technology	21.7%
Consumer Discretionary	13.3%
Communication Services	10.1%
Materials	6.9%
Industrials	6.7%
Consumer Staples	4.7%
Energy	4.3%
Health Care	3.9%
Utilities	3.1%
Real Estate	1.9%
Short-Term Investments	2.1%
Total	101.7%

(a)	Excludes derivatives.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$6,666,246,314	$—	$—	$6,666,246,314
China	3,700,627,811	—	1,324,109	3,701,951,920
Greece	79,819,861	—	0 *	79,819,861
See financial notes
74
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Hong Kong	$—	$—	$0 *	$0
Russia	—	—	0 *	0
Preferred Stocks[1]	146,416,356	—	—	146,416,356
India	—	—	130,429	130,429
Warrants
Malaysia	—	—	570,759	570,759
Short-Term Investments[1]	223,713,945	—	—	223,713,945
Futures Contracts[2]	315,100	—	—	315,100
Total	$10,817,139,387	$—	$2,025,297	$10,819,164,684

*	Level 3 amount shown includes securities determined to have no value at August 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
75

Schwab Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $7,038,904,069) including securities on loan of $69,598,097		$10,818,849,584
Foreign currency, at value (cost $19,291,074)		19,369,063
Deposit with broker for futures contracts		2,491,560
Receivables:
Dividends		14,924,180
Income from securities on loan		158,659
Foreign tax reclaims		7,982
Investments sold	+	130
Total assets		10,855,801,158

Liabilities
Collateral held for securities on loan		74,011,057
Payables:
Foreign capital gains tax		139,580,937
Management fees		651,917
Variation margin on futures contracts	+	241,491
Total liabilities		214,485,402
Net assets		$10,641,315,756

Net Assets by Source
Capital received from investors		$8,950,930,222
Total distributable earnings	+	1,690,385,534
Net assets		$10,641,315,756

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,641,315,756		341,000,000		$31.21

See financial notes
76
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab Emerging Markets Equity ETF
Statement of Operations

For the period September 1, 2024 through August 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $31,765,318)		$255,436,304
Other Interest		107,750
Securities on loan, net	+	1,622,105
Total investment income		257,166,159

Expenses
Management fees		9,599,930
Total expenses	–	9,599,930
Net investment income		247,566,229

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $9,941,336)		(72,357,730)
Net realized gains on futures contracts		5,495,391
Net realized losses on foreign currency transactions	+	(1,109,187)
Net realized losses		(67,971,526)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of $19,743,338)		1,443,348,001
Net change in unrealized appreciation (depreciation) on futures contracts		422,649
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	194,958
Net change in unrealized appreciation (depreciation)		1,443,965,608
Net realized and unrealized gains		1,375,994,082
Increase in net assets resulting from operations		$1,623,560,311
See financial notes
Schwab International Equity ETFs | Annual Holdings and Financial Statements
77

Schwab Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/24-8/31/25		9/1/23-8/31/24
Net investment income		$247,566,229	$232,405,535
Net realized losses		(67,971,526)	(196,376,560)
Net change in unrealized appreciation (depreciation)	+	1,443,965,608	1,120,031,115
Increase in net assets resulting from operations		$1,623,560,311	$1,156,060,090

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($270,250,180 )	($289,173,820 )

TRANSACTIONS IN FUND SHARES
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,200,000	$198,708,530	—	$—
Shares redeemed	+	—	—	(9,900,000)	(240,604,219)
Net transactions in fund shares		7,200,000	$198,708,530	(9,900,000)	($240,604,219 )

SHARES OUTSTANDING AND NET ASSETS
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		333,800,000	$9,089,297,095	343,700,000	$8,463,015,044
Total increase (decrease)	+	7,200,000	1,552,018,661	(9,900,000)	626,282,051
End of period		341,000,000	$10,641,315,756	333,800,000	$9,089,297,095
See financial notes
78
Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab International Dividend Equity ETF	Schwab Long-Term U.S. Treasury ETF
Schwab International Equity ETF	Schwab U.S. Aggregate Bond ETF
Schwab International Small-Cap Equity ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab Emerging Markets Equity ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Broad Market ETF	Schwab Municipal Bond ETF
Schwab 1000 Index® ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Small Company ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental International Equity ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental International Small Equity ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab U.S. Dividend Equity ETF	Schwab Ariel Opportunities ETF
Schwab U.S. REIT ETF	Schwab Crypto Thematic ETF
Schwab Ultra-Short Income ETF	Schwab Mortgage-Backed Securities ETF
Schwab U.S. TIPS ETF	Schwab High Yield Bond ETF
Schwab Short-Term U.S. Treasury ETF	Schwab Core Bond ETF
Schwab Intermediate-Term U.S. Treasury ETF	Schwab Government Money Market ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab International Dividend Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of high dividend yielding stocks issued by companies outside the United States. The fund generally invests in stocks that are included in the Dow Jones International Dividend 100 Index.
The Schwab International Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Developed ex US Index.
The Schwab International Small-Cap Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Developed Small Cap ex US Liquid Index.
The Schwab Emerging Markets Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Emerging Index.
Schwab International Equity ETFs | Annual Holdings and Financial Statements
79

Schwab International Equity ETFs
Financial Notes (continued)

 2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
The funds may invest in mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the
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Schwab International Equity ETFs | Annual Holdings and Financial Statements

Schwab International Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In the event that international securities whose foreign exchanges have halted or suspended trading prior to the normal exchange close, the Valuation Designee may fair value securities whose prices may have been affected by those events. The Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid
Schwab International Equity ETFs | Annual Holdings and Financial Statements
81

Schwab International Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2025, the funds had securities on loan, all of which were classified as common stocks and warrants. The value of securities on loan and the related collateral as of August 31, 2025, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. Certain funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in each fund’s Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
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Schwab International Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union.  These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 3 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended August 31, 2025, the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF did not incur any compliance fees.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of each fund, excluding taxes, acquired fund fees and expenses, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
Schwab International Equity ETF, Schwab International Small Cap-Equity ETF and Schwab Emerging Markets ETF make distributions from net investment income, if any, semiannually. Schwab International Dividend Equity ETF makes distributions from net investment income, if any, quarterly. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations. Foreign taxes accrued as of August 31, 2025, if any, are reflected in each fund’s Statement of Assets and Liabilities.
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Schwab International Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB INTERNATIONAL DIVIDEND EQUITY ETF	SCHWAB INTERNATIONAL EQUITY ETF	SCHWAB INTERNATIONAL SMALL-CAP EQUITY ETF	SCHWAB EMERGING MARKETS EQUITY ETF
0.08%*	0.03%**	0.08%***	0.07%****
* Prior to February 28, 2025, the annual fee of the Schwab International Dividend Equity ETF was 0.14%. For the period ended August 31, 2025, the aggregate advisory fee paid to the investment adviser was 0.10%.
** Prior to June 10, 2025, the annual fee of the Schwab International Equity ETF was 0.06%. For the period ended August 31, 2025, the aggregate advisory fee paid to the investment adviser was 0.05%.
*** Prior to June 10, 2025, the annual fee of the Schwab International Small-Cap Equity ETF was 0.11%. For the period ended August 31, 2025, the aggregate advisory fee paid to the investment adviser was 0.10%.
**** Prior to June 10, 2025, the annual fee of the Schwab Emerging Markets Equity ETF was 0.11%. For the period ended August 31, 2025, the aggregate advisory fee paid to the investment adviser was 0.10%.
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Schwab International Equity ETFs
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of August 31, 2025, as applicable:
UNDERLYING FUNDS
	SCHWAB INTERNATIONAL DIVIDEND EQUITY ETF	SCHWAB INTERNATIONAL EQUITY ETF	SCHWAB INTERNATIONAL SMALL-CAP EQUITY ETF	SCHWAB EMERGING MARKETS EQUITY ETF
Schwab International Opportunities Fund	— %	— %	— %	0.1%
Schwab Monthly Income Fund - Flexible Payout	1.1%	— %	— %	— %
Schwab Monthly Income Fund - Income Payout	0.5%	— %	— %	— %
Schwab Monthly Income Fund - Target Payout	0.7%	— %	— %	— %
Schwab Target 2010 Index Fund	— %	0.0%*	— %	— %
Schwab Target 2015 Index Fund	— %	0.0%*	— %	— %
Schwab Target 2020 Index Fund	— %	0.1%	— %	— %
Schwab Target 2025 Index Fund	— %	0.1%	— %	— %
Schwab Target 2030 Index Fund	— %	0.4%	— %	0.3%
Schwab Target 2035 Index Fund	— %	0.4%	— %	0.3%
Schwab Target 2040 Index Fund	— %	0.5%	— %	0.5%
Schwab Target 2045 Index Fund	— %	0.4%	— %	0.4%
Schwab Target 2050 Index Fund	— %	0.6%	— %	0.7%
Schwab Target 2055 Index Fund	— %	0.4%	— %	0.5%
Schwab Target 2060 Index Fund	— %	0.5%	— %	0.6%
Schwab Target 2065 Index Fund	— %	0.1%	— %	0.2%
Schwab VIT Balanced Portfolio	— %	0.0%*	0.0%*	0.0%*
Schwab VIT Balanced with Growth Portfolio	— %	0.1%	0.1%	0.1%
Schwab VIT Growth Portfolio	— %	0.1%	0.1%	0.1%

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the investment adviser to the extent the funds are able to successfully recover tax claims in the future.
During the period ended August 31, 2025, the professional fees incurred by the Schwab International Equity ETF and Schwab International Small-Cap Equity ETF and paid by the investment adviser were $242,445 and $46,722, respectively, as shown as Professional fees in each fund’s Statement of Operations.
During the period ended August 31, 2025, the Schwab International Equity ETF and Schwab International Small-Cap Equity ETF recovered previously withheld foreign taxes from Finland. The payment received by Schwab International Equity ETF amounted to $4,387,208, which includes $176,676 of interest income. The payment received by Schwab International Small-Cap Equity ETF amounted to $530,043, which includes $21,836 of interest income. The payments are recorded as Dividends received from securities — unaffiliated in each fund’s Statement of Operations. The investment adviser paid upfront professional fees associated with recovering these foreign taxes in the amounts of $389,154 and $30,141, which were reimbursed to the investment adviser by the Schwab International Equity ETF and Schwab International Small-Cap Equity ETF, respectively, and are also recorded as Dividends received from securities — unaffiliated in each fund’s Statement of Operations. The Schwab Emerging Markets Equity ETF did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
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Schwab International Equity ETFs
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
As of August 31, 2025, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the Schwab International Equity ETF and Schwab International Small-Cap Equity ETF to the investment adviser were $49,657 and $30,075, respectively. The Schwab Emerging Markets Equity ETF had no balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the fund to the investment adviser.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended August 31, 2025, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab International Dividend Equity ETF	$42,065,505	$40,959,644	($2,307,286 )
Schwab International Equity ETF	567,583,167	327,654,972	(225,967,178)
Schwab International Small-Cap Equity ETF	189,967,012	221,347,454	95,279,117
Schwab Emerging Markets Equity ETF	63,021,189	87,984,995	(32,385,124)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds  from either line of credit during the period.
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Schwab International Equity ETFs
Financial Notes (continued)

5. Borrowing from Banks (continued):
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.
As of August 31, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab International Dividend Equity ETF
Futures Contracts[1]	$77,815	$77,815
Schwab International Equity ETF
Futures Contracts[1]	4,496,760	4,496,760
Schwab International Small-Cap Equity ETF
Futures Contracts[1]	29,956	29,956
Schwab Emerging Markets Equity ETF
Futures Contracts[1]	315,100	315,100

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended August 31, 2025, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab International Dividend Equity ETF
Futures Contracts[1]	$695,336	$695,336
Schwab International Equity ETF
Futures Contracts[1]	29,572,591	29,572,591
Schwab International Small-Cap Equity ETF
Futures Contracts[1]	2,757,011	2,757,011
Schwab Emerging Markets Equity ETF
Futures Contracts[1]	5,495,391	5,495,391

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab International Dividend Equity ETF
Futures Contracts[1]	($115,497 )	($115,497 )
Schwab International Equity ETF
Futures Contracts[1]	(5,481,366)	(5,481,366)
Schwab International Small-Cap Equity ETF
Futures Contracts[1]	(546,866)	(546,866)
Schwab Emerging Markets Equity ETF
Futures Contracts[1]	422,649	422,649

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
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Schwab International Equity ETFs
Financial Notes (continued)

6. Derivatives (continued):
During the period ended August 31, 2025, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab International Dividend Equity ETF	$6,818,513	66
Schwab International Equity ETF	253,946,122	2,041
Schwab International Small-Cap Equity ETF	23,698,785	191
Schwab Emerging Markets Equity ETF	30,642,233	529

7. Purchases and Sales of Investment Securities:
For the period ended August 31, 2025, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab International Dividend Equity ETF	$282,224,245	$192,086,152
Schwab International Equity ETF	3,088,352,308	1,721,493,470
Schwab International Small-Cap Equity ETF	772,415,333	678,375,988
Schwab Emerging Markets Equity ETF	835,453,430	666,521,004

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2025, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab International Dividend Equity ETF	$361,499,539	$25,022,627
Schwab International Equity ETF	2,720,518,775	638,315,320
Schwab International Small-Cap Equity ETF	43,399,347	305,159,243
For the period ended August 31, 2025, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended August 31, 2025, if any, are disclosed in the funds’ Statements of Operations.
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Schwab International Equity ETFs
Financial Notes (continued)

 9. Federal Income Taxes:
As of August 31, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab International Dividend Equity ETF	$1,147,033,295	$175,689,341	($31,259,187 )	$144,430,154
Schwab International Equity ETF	36,411,284,482	16,485,312,073	(2,587,569,714)	13,897,742,359
Schwab International Small-Cap Equity ETF	3,941,325,011	1,333,093,917	(384,030,095)	949,063,822
Schwab Emerging Markets Equity ETF	7,600,151,000	4,371,671,136	(1,152,657,452)	3,219,013,684
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab International Dividend Equity ETF	$13,434,054	$144,430,154	$201,258	($47,798,324 )	$110,267,142
Schwab International Equity ETF	928,665,358	13,897,742,359	9,626,078	(2,103,587,224)	12,732,446,571
Schwab International Small-Cap Equity ETF	129,427,327	949,063,822	62,866	(331,330,977)	747,223,038
Schwab Emerging Markets Equity ETF	220,958,308	3,219,013,684	(139,498,178)	(1,610,088,280)	1,690,385,534
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab International Dividend Equity ETF	$47,798,324
Schwab International Equity ETF	2,103,587,224
Schwab International Small-Cap Equity ETF	331,330,977
Schwab Emerging Markets Equity ETF	1,610,088,280
For the fiscal year ended August 31, 2025, the funds had capital loss carryforwards utilized as follows:

Schwab International Dividend Equity ETF	$5,566,321
Schwab International Equity ETF	—
Schwab International Small-Cap Equity ETF	—
Schwab Emerging Markets Equity ETF	—
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME
Schwab International Dividend Equity ETF	$37,519,120	$37,920,460
Schwab International Equity ETF	1,203,655,940	997,314,650
Schwab International Small-Cap Equity ETF	140,093,440	110,034,770
Schwab Emerging Markets Equity ETF	270,250,180	289,173,820
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Schwab International Equity ETFs
Financial Notes (continued)

9. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of August 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended August 31, 2025, the funds did not incur any interest or penalties.

10. Share Split:
On September 25, 2024, the Board authorized a 2-for-1 share split for the Schwab International Equity ETF, which applied to shareholders of record as of the close of U.S. markets on October 09, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. The share split did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the Schwab International Equity ETF have been retroactively adjusted to reflect the share split in the current and prior periods presented.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab International Equity ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab International Dividend Equity ETF, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, and Schwab Emerging Markets Equity ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab International Dividend Equity ETF, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, and Schwab Emerging Markets Equity ETF (the “Funds”), four of the funds constituting Schwab Strategic Trust, as of August 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the Funds, except for Schwab International Dividend Equity ETF; the financial highlights for each of the four years in the period ended August 31, 2025 and for the period from April 29, 2021 (commencement of operations) through August 31, 2021, for the Schwab International Dividend Equity ETF; and the related notes (collectively referred to as the “financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds, except for Schwab International Dividend Equity ETF as of August 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Schwab International Dividend Equity ETF as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from April 29, 2021 (commencement of operations) through August 31, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 22, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
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Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
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Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
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Schwab International Equity ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab Emerging Markets Equity ETF and Schwab International Dividend Equity ETF (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval. The renewal of the Agreement was subject to an amendment that reduced the advisory fee paid by each of the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF to CSIM as compensation for CSIM’s services rendered to each Fund. The Board also noted that, at a meeting held on February 27, 2025, it had considered and approved an amendment to the Agreement to reduce the advisory fees paid by the Schwab International Dividend Equity ETF (the International Dividend Equity ETF) to CSIM.
The Board’s approval of the continuance of the Agreement, as amended, with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as
Schwab International Equity ETFs | Annual Holdings and Financial Statements
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Schwab International Equity ETFs
well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement, as amended, with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2024, with all of the Funds performing in their expected performance ranges. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement, as amended, with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The
Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking international equity indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the actual and anticipated, as applicable, expenses of each Fund are reasonable and supported renewal of the Agreement, as amended, with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation, and actual and anticipated, as applicable, profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the actual and anticipated, as applicable, profitability of the investment adviser is reasonable and supported renewal of the Agreement, as amended, with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
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Schwab International Equity ETFs
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement, as amended, with respect to the Funds and concluded that the compensation under the Agreement, as amended, with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab International Equity ETFs | Annual Holdings and Financial Statements
97

MFR57933-15
00317402

Annual Holdings and Financial Statements | August 31, 2025
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF	SCHB
Schwab 1000 Index® ETF	SCHK
Schwab U.S. Large-Cap ETF	SCHX
Schwab U.S. Large-Cap Growth ETF	SCHG
Schwab U.S. Large-Cap Value ETF	SCHV
Schwab U.S. Mid-Cap ETF	SCHM
Schwab U.S. Small-Cap ETF	SCHA
Schwab U.S. Dividend Equity ETF	SCHD

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]	9/1/20– 8/31/21[1,2]
Per-Share Data
Net asset value at beginning of period	$21.79	$17.51	$15.49	$18.19	$13.88
Income (loss) from investment operations:
Net investment income (loss)[3]	0.29	0.27	0.26	0.24	0.22
Net realized and unrealized gains (losses)	3.13	4.28	2.01	(2.70)	4.33
Total from investment operations	3.42	4.55	2.27	(2.46)	4.55
Less distributions:
Distributions from net investment income	(0.29)	(0.27)	(0.25)	(0.24)	(0.24)
Net asset value at end of period	$24.92	$21.79	$17.51	$15.49	$18.19
Total return	15.83%	26.21%	14.88%	(13.64%)	33.23%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%[4]	0.03%[4]	0.03%
Net investment income (loss)	1.26%	1.39%	1.62%	1.38%	1.42%
Portfolio turnover rate[5]	3%	3%	4%	4%	4%
Net assets, end of period (x 1,000,000)	$36,127	$30,661	$23,455	$20,360	$22,368

[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.8%
Adient PLC *	51,974	1,288,955
American Axle & Manufacturing Holdings, Inc. *	67,861	394,951
Aptiv PLC *	126,010	10,021,575
Autoliv, Inc.	41,231	5,115,530
BorgWarner, Inc.	125,645	5,372,580
Dana, Inc.	74,162	1,495,106
Dorman Products, Inc. *	15,339	2,481,697
Ford Motor Co.	2,263,865	26,645,691
Fox Factory Holding Corp. *	23,427	677,743
Garrett Motion, Inc.	66,187	859,769
General Motors Co.	557,333	32,654,141
Gentex Corp.	132,484	3,710,877
Gentherm, Inc. *	18,964	697,306
Goodyear Tire & Rubber Co. *	164,871	1,398,106
Harley-Davidson, Inc.	68,011	1,980,480
Holley, Inc. *	66,634	271,200
LCI Industries	14,021	1,478,094
Lear Corp.	30,984	3,408,240
Lucid Group, Inc. *(a)	695,970	1,378,021
Luminar Technologies, Inc. *(a)	17,000	28,900
Mobileye Global, Inc., Class A *	90,575	1,268,956
Modine Manufacturing Co. *	30,206	4,111,943
Patrick Industries, Inc.	19,599	2,192,148
Phinia, Inc.	23,292	1,362,116
QuantumScape Corp. *	251,567	1,994,926
Rivian Automotive, Inc., Class A *	475,477	6,452,223
Solid Power, Inc. *	125,562	543,684
Standard Motor Products, Inc.	14,195	550,908
Stoneridge, Inc. *	16,000	132,800
Tesla, Inc. *	1,625,645	542,754,096
Thor Industries, Inc.	30,615	3,355,404
Visteon Corp.	15,245	1,889,770
Winnebago Industries, Inc.	16,587	596,800
XPEL, Inc. *	12,291	456,734
		669,021,470

Banks 3.9%
1st Source Corp.	9,726	626,549
Amalgamated Financial Corp.	12,143	350,811
Amerant Bancorp, Inc.	20,190	434,085
Ameris Bancorp	37,103	2,718,908
Arrow Financial Corp.	9,966	296,289
Associated Banc-Corp.	93,669	2,526,253
Atlantic Union Bankshares Corp.	83,310	2,976,666
Axos Financial, Inc. *	31,158	2,841,921
Banc of California, Inc.	82,380	1,393,870
BancFirst Corp.	11,584	1,540,325
Bancorp, Inc. *	27,913	2,128,087
Bank First Corp.	5,857	760,941
Bank of America Corp.	3,800,278	192,826,106
Bank of Hawaii Corp.	22,289	1,518,327
Bank of Marin Bancorp	7,905	193,989
Bank OZK	60,861	3,193,377
BankUnited, Inc.	42,726	1,674,432
Banner Corp.	19,245	1,289,992
Berkshire Hills Bancorp, Inc.	24,095	629,602
BOK Financial Corp.	12,792	1,425,157
Brookline Bancorp, Inc.	49,896	546,361
Burke & Herbert Financial Services Corp.	7,558	480,386
SECURITY	NUMBER OF SHARES	VALUE ($)
Business First Bancshares, Inc.	14,412	360,444
Byline Bancorp, Inc.	13,331	385,399
Cadence Bank	106,487	4,008,171
Camden National Corp.	10,417	425,951
Capitol Federal Financial, Inc.	72,749	471,414
Cathay General Bancorp	40,892	2,040,920
Central Pacific Financial Corp.	14,712	460,780
Citigroup, Inc.	1,082,835	104,569,376
Citizens Financial Group, Inc.	253,138	13,234,055
Citizens Financial Services, Inc.	2,266	135,869
City Holding Co.	7,825	1,005,356
Coastal Financial Corp. *	6,877	787,417
Columbia Banking System, Inc.	120,429	3,223,884
Columbia Financial, Inc. *	18,040	271,141
Comerica, Inc.	75,041	5,296,394
Commerce Bancshares, Inc.	71,281	4,415,145
Community Financial System, Inc.	31,091	1,862,040
Community Trust Bancorp, Inc.	8,318	485,938
ConnectOne Bancorp, Inc.	29,424	753,254
Cullen/Frost Bankers, Inc.	37,795	4,876,689
Customers Bancorp, Inc. *	17,529	1,256,654
CVB Financial Corp.	74,741	1,504,536
Dime Community Bancshares, Inc.	23,671	728,120
Eagle Bancorp, Inc.	17,500	339,850
East West Bancorp, Inc.	79,880	8,398,583
Eastern Bankshares, Inc.	111,946	1,915,396
Enterprise Financial Services Corp.	20,639	1,263,932
Equity Bancshares, Inc., Class A	7,993	323,956
FB Financial Corp.	23,233	1,247,147
Fifth Third Bancorp	388,255	17,770,431
Financial Institutions, Inc.	8,266	228,720
First BanCorp	94,987	2,111,561
First Bancorp/Southern Pines NC	22,880	1,249,019
First Busey Corp.	47,040	1,161,888
First Citizens BancShares, Inc., Class A	6,345	12,587,909
First Commonwealth Financial Corp.	59,381	1,054,013
First Community Bankshares, Inc.	9,732	369,621
First Financial Bancorp	53,348	1,412,655
First Financial Bankshares, Inc.	74,362	2,764,036
First Financial Corp.	6,687	394,533
First Foundation, Inc. *	44,193	262,948
First Hawaiian, Inc.	73,021	1,894,895
First Horizon Corp.	297,982	6,734,393
First Interstate BancSystem, Inc., Class A	50,946	1,666,953
First Merchants Corp.	33,910	1,407,943
First Mid Bancshares, Inc.	11,727	474,240
Firstsun Capital Bancorp *	5,903	224,373
Five Star Bancorp	10,105	331,141
Flagstar Financial, Inc.	177,479	2,275,281
Flushing Financial Corp.	14,896	204,969
FNB Corp.	207,942	3,470,552
Fulton Financial Corp.	104,132	2,047,235
GBank Financial Holdings, Inc. *(a)	5,200	206,570
German American Bancorp, Inc.	21,475	897,226
Glacier Bancorp, Inc.	68,451	3,364,367
Great Southern Bancorp, Inc.	4,752	300,754
Hancock Whitney Corp.	48,857	3,074,082
Hanmi Financial Corp.	15,737	395,943
HarborOne Bancorp, Inc.	22,917	294,713
HBT Financial, Inc.	6,770	179,337
Heritage Commerce Corp.	32,904	339,898
Heritage Financial Corp.	19,785	483,545
Hilltop Holdings, Inc.	24,721	867,213
Home BancShares, Inc.	107,744	3,206,461
HomeStreet, Inc. *	11,000	152,570
HomeTrust Bancshares, Inc.	8,573	354,579
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hope Bancorp, Inc.	79,879	889,053
Horizon Bancorp, Inc.	22,694	382,621
Huntington Bancshares, Inc.	848,998	15,120,654
Independent Bank Corp, MI	12,311	404,909
Independent Bank Corp.	27,899	1,995,058
International Bancshares Corp.	30,873	2,208,654
JPMorgan Chase & Co.	1,611,916	485,863,721
Kearny Financial Corp.	41,066	277,196
KeyCorp	571,115	11,056,786
Lakeland Financial Corp.	14,570	997,317
Live Oak Bancshares, Inc.	19,301	746,756
M&T Bank Corp.	93,160	18,786,646
Mercantile Bank Corp.	7,839	386,071
Metrocity Bankshares, Inc.	8,494	254,310
Midland States Bancorp, Inc.	11,502	211,867
National Bank Holdings Corp., Class A	20,859	818,090
NB Bancorp, Inc.	21,592	407,873
NBT Bancorp, Inc.	30,142	1,334,386
Nicolet Bankshares, Inc.	7,252	1,002,879
Northfield Bancorp, Inc.	23,206	274,991
Northpointe Bancshares, Inc.	5,900	105,138
Northwest Bancshares, Inc.	83,570	1,057,161
OceanFirst Financial Corp.	34,289	630,575
OFG Bancorp	25,842	1,156,430
Old National Bancorp	188,775	4,321,060
Old Second Bancorp, Inc.	22,292	411,510
Origin Bancorp, Inc.	16,455	639,935
Orrstown Financial Services, Inc.	11,541	402,204
Pacific Premier Bancorp, Inc.	55,551	1,360,444
Park National Corp.	8,836	1,517,760
Pathward Financial, Inc.	13,549	1,076,739
Peapack-Gladstone Financial Corp.	7,818	226,800
Peoples Bancorp, Inc.	23,702	733,340
Pinnacle Financial Partners, Inc.	45,247	4,398,913
PNC Financial Services Group, Inc.	229,857	47,681,536
Popular, Inc.	39,248	4,931,119
Preferred Bank	6,654	628,138
Prosperity Bancshares, Inc.	56,000	3,871,280
Provident Financial Services, Inc.	81,853	1,623,964
QCR Holdings, Inc.	9,564	749,626
Regions Financial Corp.	524,305	14,360,714
Renasant Corp.	51,751	2,025,017
Republic Bancorp, Inc., Class A	4,756	364,975
S&T Bancorp, Inc.	21,032	830,974
Seacoast Banking Corp. of Florida	48,478	1,508,151
ServisFirst Bancshares, Inc.	28,147	2,481,158
Simmons First National Corp., Class A	82,190	1,707,908
Southern Missouri Bancorp, Inc.	5,612	322,886
Southside Bancshares, Inc.	16,445	513,742
SouthState Corp.	56,466	5,762,920
Stellar Bancorp, Inc.	25,611	791,892
Stock Yards Bancorp, Inc.	16,288	1,314,604
Synovus Financial Corp.	79,806	4,118,788
Texas Capital Bancshares, Inc. *	26,772	2,317,652
TFS Financial Corp.	25,595	359,866
Tompkins Financial Corp.	6,406	449,317
Towne Bank	40,807	1,497,209
TriCo Bancshares	18,852	856,258
Triumph Financial, Inc. *	14,670	902,058
Truist Financial Corp.	757,392	35,461,093
TrustCo Bank Corp.	10,097	401,760
Trustmark Corp.	35,401	1,425,598
U.S. Bancorp	901,408	44,015,753
UMB Financial Corp.	41,750	5,089,325
United Bankshares, Inc.	82,820	3,175,319
United Community Banks, Inc.	68,450	2,286,230
SECURITY	NUMBER OF SHARES	VALUE ($)
Univest Financial Corp.	16,289	515,873
Valley National Bancorp	275,069	2,877,222
Veritex Holdings, Inc.	30,887	1,060,968
WaFd, Inc.	47,344	1,488,969
Washington Trust Bancorp, Inc.	11,591	351,555
Webster Financial Corp.	97,291	6,053,446
Wells Fargo & Co.	1,888,884	155,228,487
WesBanco, Inc.	53,973	1,770,314
Westamerica BanCorp	14,841	742,198
Western Alliance Bancorp	62,349	5,583,353
Wintrust Financial Corp.	38,259	5,252,578
WSFS Financial Corp.	32,042	1,867,728
Zions Bancorp NA	84,709	4,913,969
		1,407,628,149

Capital Goods 6.9%
3D Systems Corp. *	76,438	175,807
3M Co.	311,799	48,494,098
A.O. Smith Corp.	68,052	4,851,427
AAON, Inc.	38,851	3,222,690
AAR Corp. *	20,176	1,526,516
Acuity, Inc.	17,594	5,743,913
Advanced Drainage Systems, Inc.	40,694	5,858,715
AECOM	76,672	9,575,566
AeroVironment, Inc. *	18,511	4,467,630
AGCO Corp.	35,870	3,880,775
Air Lease Corp.	61,625	3,710,441
AirJoule Technologies Corp. *(a)	8,000	36,800
Alamo Group, Inc.	5,704	1,206,168
Albany International Corp., Class A	17,106	1,086,402
Allegion PLC	50,079	8,503,414
Allison Transmission Holdings, Inc.	48,362	4,222,486
Ameresco, Inc., Class A *	18,500	470,455
American Superconductor Corp. *	21,936	1,094,606
American Woodmark Corp. *	9,642	622,584
AMETEK, Inc.	133,746	24,716,261
Amprius Technologies, Inc. *	21,500	152,435
API Group Corp. *	213,701	7,624,852
Apogee Enterprises, Inc.	11,954	525,677
Applied Industrial Technologies, Inc.	21,881	5,767,394
Archer Aviation, Inc., Class A *	285,812	2,558,017
Arcosa, Inc.	27,463	2,717,464
Argan, Inc.	7,403	1,689,513
Armstrong World Industries, Inc.	24,840	4,862,927
Array Technologies, Inc. *	92,964	837,606
Astec Industries, Inc.	13,148	608,621
ATI, Inc. *	81,568	6,324,783
Atkore, Inc.	20,882	1,215,124
Atmus Filtration Technologies, Inc.	47,521	2,115,635
Axon Enterprise, Inc. *	43,036	32,160,372
AZZ, Inc.	18,062	2,039,019
Bloom Energy Corp., Class A *	119,631	6,333,265
Blue Bird Corp. *	18,273	1,066,960
BlueLinx Holdings, Inc. *	4,759	393,141
Boeing Co. *	437,563	102,687,285
Boise Cascade Co.	21,306	1,853,622
Builders FirstSource, Inc. *	64,197	8,902,840
BWX Technologies, Inc.	53,548	8,676,918
Cadre Holdings, Inc.	15,098	465,169
Carlisle Cos., Inc.	24,886	9,603,259
Carrier Global Corp.	462,164	30,133,093
Caterpillar, Inc.	272,854	114,336,740
Centuri Holdings, Inc. *(a)	26,651	566,067
ChargePoint Holdings, Inc. *(a)	12,842	144,729
Chart Industries, Inc. *	25,966	5,176,582
CNH Industrial NV	505,909	5,792,658
Columbus McKinnon Corp.	15,688	235,006
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Comfort Systems USA, Inc.	20,422	14,364,426
Construction Partners, Inc., Class A *	28,071	3,365,713
Core & Main, Inc., Class A *	108,464	7,019,790
Crane Co.	28,307	5,245,287
CSW Industrials, Inc.	9,429	2,579,209
Cummins, Inc.	79,676	31,746,105
Curtiss-Wright Corp.	21,854	10,449,490
Custom Truck One Source, Inc. *	36,942	226,824
Deere & Co.	146,264	70,007,801
Distribution Solutions Group, Inc. *	5,809	187,108
DNOW, Inc. *	65,508	1,048,128
Donaldson Co., Inc.	69,358	5,525,752
Douglas Dynamics, Inc.	12,323	414,915
Dover Corp.	79,696	14,254,427
Ducommun, Inc. *	7,304	666,271
DXP Enterprises, Inc. *	7,607	949,962
Dycom Industries, Inc. *	16,640	4,201,101
Eaton Corp. PLC	227,243	79,339,621
EMCOR Group, Inc.	26,067	16,161,540
Emerson Electric Co.	326,228	43,062,096
Energy Recovery, Inc. *	33,048	469,612
Enerpac Tool Group Corp.	31,362	1,327,867
EnerSys	22,769	2,337,238
Enovix Corp. *(a)	97,036	933,486
Enpro, Inc.	12,544	2,744,251
Esab Corp.	32,888	3,794,289
ESCO Technologies, Inc.	14,956	3,004,810
Eve Holding, Inc. *(a)	46,473	182,639
Everus Construction Group, Inc. *	29,028	2,276,956
Fastenal Co.	666,058	33,076,440
Federal Signal Corp.	35,020	4,307,110
Ferguson Enterprises, Inc.	115,750	26,755,613
Flowserve Corp.	74,912	4,019,778
Fluence Energy, Inc. *	36,008	266,459
Fluor Corp. *	95,392	3,912,980
Fortive Corp.	196,568	9,407,744
Fortune Brands Innovations, Inc.	70,584	4,130,576
Franklin Electric Co., Inc.	22,478	2,199,697
FTAI Aviation Ltd.	60,423	9,296,079
Gates Industrial Corp. PLC *	130,547	3,336,781
GATX Corp.	21,036	3,540,569
GE Vernova, Inc.	158,565	97,195,588
Generac Holdings, Inc. *	34,433	6,378,713
General Dynamics Corp.	146,322	47,491,732
General Electric Co.	618,914	170,325,133
Gibraltar Industries, Inc. *	16,482	1,031,608
Global Industrial Co.	7,498	279,900
GMS, Inc. *	21,720	2,387,680
Gorman-Rupp Co.	13,517	578,122
Graco, Inc.	97,482	8,323,988
GrafTech International Ltd. *	8,773	86,672
Granite Construction, Inc.	24,589	2,649,465
Great Lakes Dredge & Dock Corp. *	36,314	423,421
Greenbrier Cos., Inc.	17,524	817,144
Griffon Corp.	22,977	1,749,928
Hayward Holdings, Inc. *	82,494	1,326,504
HEICO Corp.	57,259	17,865,953
Helios Technologies, Inc.	18,111	982,341
Herc Holdings, Inc.	18,625	2,435,964
Hexcel Corp.	46,743	2,951,820
Hillenbrand, Inc.	39,856	1,011,944
Hillman Solutions Corp. *	110,854	1,095,238
Honeywell International, Inc.	373,107	81,896,986
Howmet Aerospace, Inc.	234,250	40,782,925
Hubbell, Inc.	31,109	13,407,668
Huntington Ingalls Industries, Inc.	22,544	6,104,690
Hyliion Holdings Corp. *	73,429	123,361
Hyster-Yale, Inc.	5,890	220,875
SECURITY	NUMBER OF SHARES	VALUE ($)
IDEX Corp.	43,427	7,143,742
IES Holdings, Inc. *	4,674	1,632,675
Illinois Tool Works, Inc.	154,866	40,985,287
Ingersoll Rand, Inc.	232,924	18,501,153
Insteel Industries, Inc.	11,550	443,289
ITT, Inc.	45,593	7,762,208
Janus International Group, Inc. *	80,866	836,963
JBT Marel Corp.	26,541	3,803,060
JELD-WEN Holding, Inc. *	48,756	311,551
Johnson Controls International PLC	382,667	40,903,276
Kadant, Inc.	6,759	2,185,050
Karman Holdings, Inc. *	27,466	1,466,959
Kennametal, Inc.	46,303	992,273
Kratos Defense & Security Solutions, Inc. *	96,192	6,333,281
L3Harris Technologies, Inc.	108,603	30,150,365
Lennox International, Inc.	18,440	10,286,938
Leonardo DRS, Inc.	42,950	1,789,297
Limbach Holdings, Inc. *	5,702	653,221
Lincoln Electric Holdings, Inc.	32,025	7,770,226
Lindsay Corp.	5,967	818,851
Loar Holdings, Inc. *	15,577	1,100,671
Lockheed Martin Corp.	121,024	55,142,165
Manitowoc Co., Inc. *	19,950	197,505
Masco Corp.	121,576	8,922,463
MasTec, Inc. *	35,334	6,419,834
Masterbrand, Inc. *	73,235	930,817
McGrath RentCorp	13,525	1,643,152
Mercury Systems, Inc. *	29,677	2,004,681
Middleby Corp. *	30,940	4,234,139
Miller Industries, Inc.	6,716	282,676
Moog, Inc., Class A	16,469	3,225,454
MRC Global, Inc. *	46,600	702,728
MSC Industrial Direct Co., Inc., Class A	25,213	2,274,969
Mueller Industries, Inc.	63,429	6,085,378
Mueller Water Products, Inc., Class A	90,034	2,373,296
MYR Group, Inc. *	9,530	1,784,683
National Presto Industries, Inc.	2,567	269,073
NEXTracker, Inc., Class A *	83,025	5,584,262
Nordson Corp.	31,364	7,059,723
Northrop Grumman Corp.	78,458	46,293,358
NPK International, Inc. *	47,468	493,667
NuScale Power Corp. *(a)	69,502	2,408,244
nVent Electric PLC	94,538	8,545,290
Omega Flex, Inc.	1,630	57,539
Oshkosh Corp.	37,238	5,189,860
Otis Worldwide Corp.	228,950	19,776,701
Owens Corning	49,465	7,428,159
PACCAR, Inc.	304,583	30,452,208
Parker-Hannifin Corp.	74,161	56,314,155
Pentair PLC	95,451	10,263,846
Plug Power, Inc. *(a)	641,061	1,006,466
Powell Industries, Inc.	5,463	1,454,032
Power Solutions International, Inc. *(a)	3,500	290,115
Preformed Line Products Co.	1,518	290,044
Primoris Services Corp.	31,356	3,717,254
Proto Labs, Inc. *	13,117	653,358
Quanex Building Products Corp.	30,301	644,502
Quanta Services, Inc.	85,789	32,424,810
QXO, Inc. *	279,044	5,617,156
RBC Bearings, Inc. *	18,257	7,119,500
Regal Rexnord Corp.	37,993	5,673,495
Resideo Technologies, Inc. *	85,390	2,907,530
REV Group, Inc.	31,163	1,658,183
Rocket Lab Corp. *	211,160	10,262,376
Rockwell Automation, Inc.	65,410	22,463,756
RTX Corp.	774,951	122,907,229
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rush Enterprises, Inc., Class A	39,027	2,240,150
Sensata Technologies Holding PLC	81,983	2,667,727
SES AI Corp. *(a)	88,332	96,282
Shoals Technologies Group, Inc., Class A *	96,621	629,003
Simpson Manufacturing Co., Inc.	24,745	4,729,264
SiteOne Landscape Supply, Inc. *	25,623	3,670,239
Snap-on, Inc.	30,310	9,858,024
Southland Holdings, Inc. *	9,000	36,810
Spirit AeroSystems Holdings, Inc., Class A *	68,291	2,840,223
SPX Technologies, Inc. *	28,755	5,380,348
StandardAero, Inc. *	75,806	2,008,101
Standex International Corp.	7,037	1,436,041
Stanley Black & Decker, Inc.	90,110	6,694,272
Sterling Infrastructure, Inc. *	17,715	4,934,159
Sunrun, Inc. *	132,382	2,114,141
Symbotic, Inc. *(a)	24,874	1,179,774
Tecnoglass, Inc.	13,449	976,128
Tennant Co.	10,652	873,890
Terex Corp.	38,655	1,930,431
Textron, Inc.	105,339	8,443,974
Thermon Group Holdings, Inc. *	19,374	513,798
Timken Co.	37,373	2,886,317
Titan International, Inc. *	30,602	269,910
Titan Machinery, Inc. *	11,148	222,960
Toro Co.	58,263	4,722,799
Trane Technologies PLC	129,210	53,699,676
Transcat, Inc. *	5,385	452,071
TransDigm Group, Inc.	32,634	45,651,050
Trex Co., Inc. *	62,599	3,857,976
Trinity Industries, Inc.	45,541	1,294,275
Tutor Perini Corp. *	27,260	1,606,704
UFP Industries, Inc.	35,106	3,544,653
United Rentals, Inc.	37,753	36,104,704
V2X, Inc. *	6,919	397,843
Valmont Industries, Inc.	11,545	4,238,400
Vertiv Holdings Co., Class A	220,565	28,133,066
Vicor Corp. *	12,667	647,410
Virgin Galactic Holdings, Inc. *(a)	15,500	48,205
VSE Corp.	10,511	1,706,986
Wabash National Corp.	26,259	291,212
Watsco, Inc.	20,397	8,207,345
Watts Water Technologies, Inc., Class A	15,952	4,417,109
WESCO International, Inc.	25,785	5,668,574
Westinghouse Air Brake Technologies Corp.	99,481	19,249,574
Willis Lease Finance Corp.	1,548	230,157
WillScot Holdings Corp.	106,903	2,591,329
Woodward, Inc.	34,329	8,473,084
Worthington Enterprises, Inc.	16,967	1,116,429
WW Grainger, Inc.	25,425	25,768,238
Xometry, Inc., Class A *	28,297	1,400,136
Xylem, Inc.	141,138	19,979,495
Zurn Elkay Water Solutions Corp.	82,096	3,723,875
		2,498,269,938

Commercial & Professional Services 1.4%
ABM Industries, Inc.	36,024	1,771,300
ACCO Brands Corp.	59,261	238,229
Acuren Corp. *(a)	98,777	1,113,217
ACV Auctions, Inc., Class A *	99,082	1,155,296
Alight, Inc., Class A	264,314	1,025,538
Amentum Holdings, Inc. *	86,716	2,163,564
Automatic Data Processing, Inc.	235,925	71,732,996
Barrett Business Services, Inc.	13,459	656,799
SECURITY	NUMBER OF SHARES	VALUE ($)
BlackSky Technology, Inc. *	14,000	245,840
Booz Allen Hamilton Holding Corp., Class A	73,847	8,028,646
Brady Corp., Class A	25,271	1,973,160
BrightView Holdings, Inc. *	40,236	579,398
Brink's Co.	24,380	2,731,535
Broadridge Financial Solutions, Inc.	68,363	17,474,950
CACI International, Inc., Class A *	12,692	6,088,606
Casella Waste Systems, Inc., Class A *	36,743	3,621,390
CBIZ, Inc. *	31,731	2,047,919
CECO Environmental Corp. *	16,376	746,582
Cimpress PLC *	8,762	553,014
Cintas Corp.	199,377	41,875,151
Clarivate PLC *	257,664	1,120,838
Clean Harbors, Inc. *	28,992	7,022,152
Concentrix Corp.	26,719	1,409,694
Conduent, Inc. *	85,743	238,366
Copart, Inc. *	510,400	24,912,624
CoreCivic, Inc. *	62,686	1,271,272
CRA International, Inc.	3,642	705,674
CSG Systems International, Inc.	15,742	1,010,007
Dayforce, Inc. *	92,130	6,427,910
Deluxe Corp.	31,708	623,379
Driven Brands Holdings, Inc. *	34,304	631,880
Ennis, Inc.	14,809	270,560
Enviri Corp. *	48,772	551,124
Equifax, Inc.	71,734	17,668,084
ExlService Holdings, Inc. *	95,157	4,165,973
Exponent, Inc.	29,259	2,088,507
First Advantage Corp. *	36,959	604,649
Franklin Covey Co. *	6,805	133,106
FTI Consulting, Inc. *	19,461	3,281,903
Genpact Ltd.	93,581	4,242,963
GEO Group, Inc. *	84,924	1,761,324
Healthcare Services Group, Inc. *	42,178	658,399
Heidrick & Struggles International, Inc.	11,436	581,063
HNI Corp.	25,962	1,166,732
Huron Consulting Group, Inc. *	9,000	1,232,640
ICF International, Inc.	10,618	1,042,900
Insperity, Inc.	20,507	1,132,397
Interface, Inc.	31,662	846,009
Jacobs Solutions, Inc.	69,727	10,196,179
KBR, Inc.	73,845	3,726,219
Kelly Services, Inc., Class A	20,040	285,169
Kforce, Inc.	11,106	362,056
Korn Ferry	29,929	2,218,936
Legalzoom.com, Inc. *	69,264	767,445
Leidos Holdings, Inc.	74,440	13,467,685
Liquidity Services, Inc. *	12,128	322,484
ManpowerGroup, Inc.	27,263	1,155,951
Maximus, Inc.	32,736	2,878,149
MillerKnoll, Inc.	42,956	906,801
Montrose Environmental Group, Inc. *	19,062	592,066
MSA Safety, Inc.	22,364	3,815,298
OPENLANE, Inc. *	64,187	1,856,288
Parsons Corp. *	26,386	2,113,519
Paychex, Inc.	185,832	25,915,202
Paycom Software, Inc.	28,017	6,364,062
Paylocity Holding Corp. *	24,715	4,429,669
Pitney Bowes, Inc.	98,396	1,192,560
Planet Labs PBC *	117,214	831,047
RB Global, Inc.	107,887	12,357,377
Republic Services, Inc.	117,950	27,596,761
Robert Half, Inc.	59,908	2,235,767
Rollins, Inc.	162,819	9,205,786
Science Applications International Corp.	27,276	3,210,385
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SS&C Technologies Holdings, Inc.	124,678	11,053,951
Steelcase, Inc., Class A	54,063	905,015
Tetra Tech, Inc.	152,967	5,571,058
TransUnion	112,202	9,918,657
TriNet Group, Inc.	17,414	1,261,122
TrueBlue, Inc. *	18,000	107,460
UL Solutions, Inc., Class A	35,580	2,247,589
UniFirst Corp.	8,519	1,514,849
Upwork, Inc. *	70,481	1,084,703
Veralto Corp.	143,523	15,240,707
Verisk Analytics, Inc.	81,344	21,809,953
Verra Mobility Corp. *	90,156	2,240,377
Vestis Corp.	66,290	310,237
Waste Management, Inc.	212,593	48,128,929
		512,022,727

Consumer Discretionary Distribution & Retail 5.6%
Abercrombie & Fitch Co., Class A *	26,975	2,522,972
Academy Sports & Outdoors, Inc.	38,781	2,076,723
Advance Auto Parts, Inc.	36,002	2,195,762
A-Mark Precious Metals, Inc.	9,773	228,786
Amazon.com, Inc. *	5,480,202	1,254,966,258
American Eagle Outfitters, Inc.	102,535	1,326,803
America's Car-Mart, Inc. *	4,442	199,046
Arhaus, Inc. *	30,630	359,290
Arko Corp.	43,274	216,370
Asbury Automotive Group, Inc. *	11,380	2,862,525
AutoNation, Inc. *	14,687	3,217,628
AutoZone, Inc. *	9,710	40,767,726
BARK, Inc. *	54,662	49,322
Bath & Body Works, Inc.	123,368	3,603,579
Bed Bath & Beyond, Inc. *	25,000	225,250
Best Buy Co., Inc.	111,932	8,242,672
Boot Barn Holdings, Inc. *	17,306	3,076,488
Buckle, Inc.	16,360	925,812
Burlington Stores, Inc. *	36,756	10,684,234
Caleres, Inc.	20,335	305,025
Camping World Holdings, Inc., Class A	34,317	600,891
CarMax, Inc. *	88,962	5,457,819
Carvana Co. *	71,865	26,728,031
Chewy, Inc., Class A *	126,866	5,196,431
Designer Brands, Inc., Class A	20,000	74,200
Dick's Sporting Goods, Inc.	32,545	6,925,576
Dillard's, Inc., Class A	1,736	925,080
eBay, Inc.	266,802	24,174,929
Etsy, Inc. *	60,271	3,194,966
Five Below, Inc. *	32,096	4,657,130
Floor & Decor Holdings, Inc., Class A *	61,655	5,050,778
Foot Locker, Inc. *	49,413	1,220,501
GameStop Corp., Class A *	232,426	5,208,667
Gap, Inc.	128,513	2,828,571
Genesco, Inc. *	6,608	211,324
Genuine Parts Co.	80,963	11,280,575
GigaCloud Technology, Inc., Class A *	15,615	413,329
Group 1 Automotive, Inc.	7,462	3,468,188
Groupon, Inc. *	14,084	367,592
Guess?, Inc.	15,374	258,437
Haverty Furniture Cos., Inc.	8,044	181,392
Home Depot, Inc.	576,431	234,474,838
Kohl's Corp. (a)	64,156	966,189
Lands' End, Inc. *	7,423	106,594
Lithia Motors, Inc.	15,145	5,099,019
LKQ Corp.	151,344	4,936,841
Lowe's Cos., Inc.	324,420	83,719,825
Macy's, Inc.	168,985	2,235,672
MarineMax, Inc. *	11,506	303,183
SECURITY	NUMBER OF SHARES	VALUE ($)
Monro, Inc.	17,179	284,828
Murphy USA, Inc.	10,444	3,932,166
National Vision Holdings, Inc. *	45,296	1,039,090
ODP Corp. *	19,094	386,844
Ollie's Bargain Outlet Holdings, Inc. *	35,141	4,457,284
O'Reilly Automotive, Inc. *	496,861	51,514,549
Penske Automotive Group, Inc.	10,715	1,975,953
Petco Health & Wellness Co., Inc. *	50,637	202,042
Pool Corp.	21,917	6,809,831
Revolve Group, Inc. *	23,000	514,510
RH *	8,469	1,911,199
Ross Stores, Inc.	191,038	28,113,152
Sally Beauty Holdings, Inc. *	61,572	853,388
Savers Value Village, Inc. *	12,735	153,966
Shoe Carnival, Inc.	10,461	218,635
Signet Jewelers Ltd.	25,213	2,220,005
Sleep Number Corp. *	12,679	133,510
Sonic Automotive, Inc., Class A	8,646	710,615
Stitch Fix, Inc., Class A *	65,325	345,569
TJX Cos., Inc.	647,169	88,409,757
Tractor Supply Co.	308,260	19,038,138
Ulta Beauty, Inc. *	26,110	12,865,180
Upbound Group, Inc.	29,588	751,831
Urban Outfitters, Inc. *	32,829	2,202,169
Valvoline, Inc. *	74,790	2,900,356
Victoria's Secret & Co. *	43,954	1,011,821
Warby Parker, Inc., Class A *	50,560	1,324,672
Wayfair, Inc., Class A *	59,529	4,440,863
Williams-Sonoma, Inc.	71,164	13,392,353
Winmark Corp.	1,529	709,211
Zumiez, Inc. *	8,189	140,769
		2,031,283,095

Consumer Durables & Apparel 0.8%
Acushnet Holdings Corp.	15,038	1,152,663
Beazer Homes USA, Inc. *	16,658	419,115
Brunswick Corp.	37,814	2,404,592
Capri Holdings Ltd. *	69,539	1,431,808
Carter's, Inc.	20,846	595,362
Cavco Industries, Inc. *	4,668	2,476,327
Century Communities, Inc.	15,571	1,025,818
Champion Homes, Inc. *	30,605	2,309,453
Columbia Sportswear Co.	17,798	991,705
Crocs, Inc. *	32,601	2,842,807
Deckers Outdoor Corp. *	87,759	10,498,609
DR Horton, Inc.	160,195	27,149,849
Dream Finders Homes, Inc., Class A *	15,666	435,358
Ethan Allen Interiors, Inc.	13,270	391,598
Figs, Inc., Class A *	80,414	566,919
Garmin Ltd.	89,015	21,525,607
G-III Apparel Group Ltd. *	22,408	605,016
GoPro, Inc., Class A *	73,606	114,825
Green Brick Partners, Inc. *	17,297	1,208,023
Hanesbrands, Inc. *	204,069	1,287,675
Hasbro, Inc.	76,272	6,190,998
Helen of Troy Ltd. *	13,500	331,425
Hovnanian Enterprises, Inc., Class A *	2,652	372,235
Installed Building Products, Inc.	13,268	3,473,828
iRobot Corp. *	20,011	67,837
Johnson Outdoors, Inc., Class A	4,903	197,689
KB Home	43,631	2,772,750
Kontoor Brands, Inc.	28,389	2,193,050
Latham Group, Inc. *	25,271	202,926
La-Z-Boy, Inc.	23,787	879,405
Legacy Housing Corp. *	6,676	186,561
Leggett & Platt, Inc.	77,331	743,151
Lennar Corp., Class A	140,737	18,737,724
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Levi Strauss & Co., Class A	58,132	1,300,413
LGI Homes, Inc. *	11,830	732,395
Lululemon Athletica, Inc. *	64,059	12,952,730
M/I Homes, Inc. *	15,173	2,234,376
Malibu Boats, Inc., Class A *	11,217	372,404
Mattel, Inc. *	186,595	3,414,689
Meritage Homes Corp.	41,110	3,193,836
Mohawk Industries, Inc. *	30,161	4,002,063
Movado Group, Inc.	8,138	148,681
Newell Brands, Inc.	240,412	1,423,239
NIKE, Inc., Class B	682,879	52,834,348
NVR, Inc. *	1,685	13,678,240
Outdoor Holding Co. *	51,444	73,565
Oxford Industries, Inc.	9,278	408,696
Peloton Interactive, Inc., Class A *	222,852	1,693,675
Polaris, Inc.	30,234	1,710,640
PulteGroup, Inc.	116,129	15,331,351
PVH Corp.	27,657	2,332,038
Ralph Lauren Corp.	22,870	6,790,789
Skechers USA, Inc., Class A *	77,387	4,881,572
Smith & Wesson Brands, Inc.	25,128	205,296
Somnigroup International, Inc.	119,437	10,026,736
Sonos, Inc. *	74,202	1,032,892
Steven Madden Ltd.	40,793	1,184,629
Sturm Ruger & Co., Inc.	9,917	343,822
Tapestry, Inc.	119,913	12,209,542
Taylor Morrison Home Corp. *	59,941	4,038,225
Toll Brothers, Inc.	57,415	7,980,685
TopBuild Corp. *	16,359	6,883,213
Topgolf Callaway Brands Corp. *	81,416	778,337
Traeger, Inc. *	34,191	43,081
Tri Pointe Homes, Inc. *	52,738	1,863,234
Under Armour, Inc., Class A *	176,398	881,990
VF Corp.	191,669	2,899,952
Whirlpool Corp. (a)	31,848	2,966,641
Wolverine World Wide, Inc.	45,393	1,449,852
YETI Holdings, Inc. *	49,450	1,738,662
		301,819,237

Consumer Services 2.3%
Accel Entertainment, Inc. *	30,589	354,527
ADT, Inc.	251,544	2,190,948
Adtalem Global Education, Inc. *	20,540	2,689,713
Airbnb, Inc., Class A *	250,215	32,660,564
Aramark	152,000	5,944,720
Bally's Corp. *(a)	4,200	41,790
BJ's Restaurants, Inc. *	12,955	434,770
Bloomin' Brands, Inc.	43,298	318,240
Booking Holdings, Inc.	18,864	105,620,479
Boyd Gaming Corp.	35,389	3,038,500
Bright Horizons Family Solutions, Inc. *	33,084	3,905,235
Brinker International, Inc. *	25,622	3,996,520
Caesars Entertainment, Inc. *	120,495	3,225,651
Carnival Corp. *	609,050	19,422,604
Carriage Services, Inc.	7,528	329,576
Cava Group, Inc. *	46,968	3,172,688
Cheesecake Factory, Inc.	26,093	1,603,676
Chegg, Inc. *	76,181	111,986
Chipotle Mexican Grill, Inc. *	779,151	32,833,423
Choice Hotels International, Inc. (a)	12,500	1,494,750
Churchill Downs, Inc.	42,039	4,360,705
Coursera, Inc. *	70,988	816,362
Cracker Barrel Old Country Store, Inc.	11,932	713,772
Darden Restaurants, Inc.	68,127	14,098,201
Dave & Buster's Entertainment, Inc. *	15,802	405,637
Denny's Corp. *	30,208	138,051
SECURITY	NUMBER OF SHARES	VALUE ($)
Dine Brands Global, Inc.	12,159	291,208
Domino's Pizza, Inc.	19,720	9,037,676
DoorDash, Inc., Class A *	198,552	48,694,878
DraftKings, Inc., Class A *	288,844	13,858,735
Duolingo, Inc. *	23,151	6,895,757
Dutch Bros, Inc., Class A *	73,516	5,280,654
El Pollo Loco Holdings, Inc. *	12,037	127,953
European Wax Center, Inc., Class A *	20,000	85,800
Expedia Group, Inc.	70,411	15,124,283
First Watch Restaurant Group, Inc. *	21,448	404,080
Flutter Entertainment PLC *	102,615	31,520,250
Frontdoor, Inc. *	42,840	2,602,530
Global Business Travel Group I *	47,877	399,294
Golden Entertainment, Inc.	12,169	302,643
Graham Holdings Co., Class B	2,012	2,185,133
Grand Canyon Education, Inc. *	16,639	3,353,923
H&R Block, Inc.	77,454	3,899,809
Hilton Grand Vacations, Inc. *	36,808	1,749,116
Hilton Worldwide Holdings, Inc.	137,632	37,994,690
Hyatt Hotels Corp., Class A	24,443	3,526,636
Jack in the Box, Inc.	10,900	210,370
KinderCare Learning Cos., Inc. *	13,600	97,784
Krispy Kreme, Inc.	49,445	175,530
Kura Sushi USA, Inc., Class A *	3,998	339,050
Las Vegas Sands Corp.	197,007	11,353,513
Laureate Education, Inc. *	76,048	2,089,799
Life Time Group Holdings, Inc. *	72,760	2,031,459
Light & Wonder, Inc. *	48,544	4,488,864
Lindblad Expeditions Holdings, Inc. *	21,192	308,979
Lucky Strike Entertainment Corp., Class A (a)	18,097	193,638
Marriott International, Inc., Class A	131,525	35,230,286
Marriott Vacations Worldwide Corp.	18,387	1,436,944
Matthews International Corp., Class A	16,840	413,759
McDonald's Corp.	414,615	129,998,387
MGM Resorts International *	120,911	4,798,958
Mister Car Wash, Inc. *	61,277	349,892
Monarch Casino & Resort, Inc.	7,088	739,491
Norwegian Cruise Line Holdings Ltd. *	262,417	6,518,438
OneSpaWorld Holdings Ltd.	60,879	1,374,039
Papa John's International, Inc.	18,897	920,473
Penn Entertainment, Inc. *	87,457	1,769,255
Perdoceo Education Corp.	37,364	1,223,297
Planet Fitness, Inc., Class A *	48,332	5,065,194
Portillo's, Inc., Class A *	39,613	280,460
Pursuit Attractions & Hospitality, Inc. *	11,440	426,712
RCI Hospitality Holdings, Inc.	4,568	169,975
Red Rock Resorts, Inc., Class A	27,040	1,672,965
Royal Caribbean Cruises Ltd.	145,006	52,669,079
Rush Street Interactive, Inc. *	56,663	1,263,585
Sabre Corp. *	237,775	425,617
Service Corp. International	82,735	6,556,749
Shake Shack, Inc., Class A *	22,784	2,415,104
Six Flags Entertainment Corp. *	54,459	1,235,675
Starbucks Corp.	658,590	58,081,052
Strategic Education, Inc.	13,865	1,127,918
Stride, Inc. *	25,637	4,183,702
Sweetgreen, Inc., Class A *	58,777	534,871
Target Hospitality Corp. *	18,754	170,099
Texas Roadhouse, Inc.	37,970	6,551,724
Travel & Leisure Co.	40,704	2,572,900
Udemy, Inc. *	52,152	357,763
United Parks & Resorts, Inc. *	16,507	867,938
Universal Technical Institute, Inc. *	24,196	643,372
Vail Resorts, Inc.	21,930	3,592,134
Wendy's Co.	96,720	1,026,199
Wingstop, Inc.	16,164	5,303,732
Wyndham Hotels & Resorts, Inc.	45,152	3,910,615
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wynn Resorts Ltd.	51,565	6,535,864
Xponential Fitness, Inc., Class A *	14,264	119,960
Yum! Brands, Inc.	161,095	23,676,132
		828,757,431

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	233,863	4,550,974
Andersons, Inc.	17,563	718,327
BJ's Wholesale Club Holdings, Inc. *	76,054	7,428,955
Casey's General Stores, Inc.	21,736	10,748,887
Chefs' Warehouse, Inc. *	19,541	1,233,819
Costco Wholesale Corp.	257,581	242,981,309
Dollar General Corp.	127,200	13,834,272
Dollar Tree, Inc. *	114,440	12,493,415
Grocery Outlet Holding Corp. *	61,889	1,120,810
Ingles Markets, Inc., Class A	7,780	526,628
Kroger Co.	354,264	24,033,270
Maplebear, Inc. *	94,912	4,116,333
Performance Food Group Co. *	89,928	9,118,699
PriceSmart, Inc.	14,174	1,520,303
SpartanNash Co.	19,448	521,206
Sprouts Farmers Market, Inc. *	56,634	7,959,342
Sysco Corp.	283,200	22,789,104
Target Corp.	263,672	25,307,238
U.S. Foods Holding Corp. *	134,096	10,405,850
United Natural Foods, Inc. *	37,918	1,072,321
Walmart, Inc.	2,506,423	243,072,902
Weis Markets, Inc.	9,455	677,451
		646,231,415

Energy 3.1%
Antero Midstream Corp.	194,170	3,454,284
Antero Resources Corp. *	169,514	5,410,887
APA Corp.	206,775	4,801,315
Archrock, Inc.	104,303	2,582,542
Atlas Energy Solutions, Inc. (a)	46,327	542,489
Baker Hughes Co.	574,243	26,070,632
BKV Corp. *	7,573	176,527
Bristow Group, Inc. *	12,665	487,729
Cactus, Inc., Class A	38,067	1,596,911
California Resources Corp.	39,782	1,976,370
Calumet, Inc. *	39,185	638,715
Centrus Energy Corp., Class A *	8,530	1,720,757
Cheniere Energy, Inc.	128,704	31,123,201
Chevron Corp.	1,112,384	178,648,870
Chord Energy Corp.	33,501	3,681,425
Civitas Resources, Inc.	51,065	1,878,171
Clean Energy Fuels Corp. *	101,624	267,271
CNX Resources Corp. *	87,744	2,562,125
Comstock Resources, Inc. *	50,327	811,775
ConocoPhillips	730,973	72,344,398
Core Laboratories, Inc.	25,730	296,152
Core Natural Resources, Inc.	29,158	2,165,273
Coterra Energy, Inc.	442,245	10,808,468
Crescent Energy Co., Class A	114,571	1,093,007
CVR Energy, Inc. *	22,569	688,129
Delek U.S. Holdings, Inc.	37,111	1,028,346
Devon Energy Corp.	372,592	13,450,571
Diamondback Energy, Inc.	107,702	16,021,750
DMC Global, Inc. *	10,365	69,446
Dorian LPG Ltd.	19,036	608,771
DT Midstream, Inc.	58,169	6,060,046
EOG Resources, Inc.	316,884	39,553,461
EQT Corp.	346,850	17,980,704
Excelerate Energy, Inc., Class A	13,330	325,519
Expand Energy Corp.	125,433	12,139,406
SECURITY	NUMBER OF SHARES	VALUE ($)
Expro Group Holdings NV *	64,799	808,044
Exxon Mobil Corp.	2,500,706	285,805,689
Flowco Holdings, Inc., Class A	12,000	195,840
Granite Ridge Resources, Inc.	30,836	171,448
Green Plains, Inc. *	37,193	413,214
Gulfport Energy Corp. *	7,226	1,257,541
Halliburton Co.	500,842	11,384,139
Helix Energy Solutions Group, Inc. *	82,967	546,753
Helmerich & Payne, Inc.	55,901	1,167,772
HF Sinclair Corp.	93,647	4,764,759
HighPeak Energy, Inc. (a)	14,676	113,005
Innovex International, Inc. *	21,521	371,452
International Seaways, Inc.	21,892	994,335
Kinder Morgan, Inc.	1,119,758	30,211,071
Kinetik Holdings, Inc.	21,167	885,416
Kodiak Gas Services, Inc.	22,358	800,193
Kosmos Energy Ltd. *	276,305	494,586
Liberty Energy, Inc.	95,407	1,073,329
Magnolia Oil & Gas Corp., Class A	108,088	2,689,229
Marathon Petroleum Corp.	177,840	31,959,626
Matador Resources Co.	68,073	3,428,156
Murphy Oil Corp.	79,698	1,981,292
Nabors Industries Ltd. *	8,485	316,321
New Fortress Energy, Inc. (a)	74,590	183,491
NextDecade Corp. *	81,830	877,218
Noble Corp. PLC	77,654	2,237,988
Northern Oil & Gas, Inc.	58,068	1,519,059
NOV, Inc.	217,750	2,893,897
Occidental Petroleum Corp.	409,850	19,512,958
Oceaneering International, Inc. *	59,609	1,454,460
ONEOK, Inc.	361,696	27,626,340
Ovintiv, Inc.	151,414	6,377,558
Par Pacific Holdings, Inc. *	31,263	1,082,950
Patterson-UTI Energy, Inc.	202,433	1,176,136
PBF Energy, Inc., Class A	57,115	1,560,382
Peabody Energy Corp.	72,883	1,268,164
Permian Resources Corp.	369,037	5,273,539
Phillips 66	235,909	31,512,724
ProFrac Holding Corp., Class A *(a)	13,500	54,000
ProPetro Holding Corp. *	43,611	222,416
Range Resources Corp.	139,197	4,770,281
REX American Resources Corp. *	8,132	508,819
Riley Exploration Permian, Inc.	3,462	101,298
RPC, Inc.	48,705	232,323
Sable Offshore Corp. *	41,735	1,126,010
SandRidge Energy, Inc.	17,244	204,169
Schlumberger NV	869,014	32,014,476
Seadrill Ltd. *	36,208	1,155,397
Select Water Solutions, Inc.	55,285	471,028
SM Energy Co.	66,694	1,904,114
Talos Energy, Inc. *	73,394	725,133
Targa Resources Corp.	125,511	21,055,725
TechnipFMC PLC	245,591	9,027,925
TETRA Technologies, Inc. *	67,407	316,813
Texas Pacific Land Corp.	11,061	10,325,222
Tidewater, Inc. *	28,056	1,688,971
Transocean Ltd. *	459,308	1,391,703
Uranium Energy Corp. *	252,829	2,702,742
VAALCO Energy, Inc.	59,843	232,191
Valaris Ltd. *	38,912	1,932,759
Valero Energy Corp.	181,270	27,554,853
Venture Global, Inc., Class A (a)	41,544	540,072
Viper Energy, Inc., Class A	100,287	3,995,936
Vital Energy, Inc. *	15,289	272,450
Vitesse Energy, Inc.	17,811	473,951
Weatherford International PLC	42,201	2,688,415
Williams Cos., Inc.	707,705	40,961,965
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
World Kinect Corp.	33,476	897,492
		1,119,004,166

Equity Real Estate Investment Trusts (REITs) 2.2%
Acadia Realty Trust	78,198	1,564,742
Agree Realty Corp.	63,584	4,625,100
Alexander & Baldwin, Inc.	40,676	786,674
Alexander's, Inc.	1,052	242,318
Alexandria Real Estate Equities, Inc.	91,242	7,521,990
American Assets Trust, Inc.	27,413	572,932
American Healthcare REIT, Inc.	92,426	3,954,909
American Homes 4 Rent, Class A	181,862	6,514,297
American Tower Corp.	271,523	55,349,964
Americold Realty Trust, Inc.	155,881	2,250,922
Apartment Investment & Management Co., Class A	75,034	587,516
Apple Hospitality REIT, Inc.	128,760	1,681,606
Armada Hoffler Properties, Inc.	51,660	376,085
AvalonBay Communities, Inc.	82,742	16,205,021
Brandywine Realty Trust	99,624	424,398
Brixmor Property Group, Inc.	177,434	4,966,378
Broadstone Net Lease, Inc.	107,797	2,003,946
BXP, Inc.	85,552	6,203,375
Camden Property Trust	61,379	6,873,220
CareTrust REIT, Inc.	122,422	4,212,541
CBL & Associates Properties, Inc.	7,811	248,780
Centerspace	9,439	561,620
City Office REIT, Inc.	27,522	190,727
Community Healthcare Trust, Inc.	13,853	213,475
COPT Defense Properties	64,208	1,847,906
Cousins Properties, Inc.	96,290	2,839,592
Crown Castle, Inc.	252,354	25,018,376
CubeSmart	133,422	5,459,628
Curbline Properties Corp.	54,472	1,227,254
DiamondRock Hospitality Co.	118,191	1,011,715
Digital Realty Trust, Inc.	183,598	30,778,369
Diversified Healthcare Trust	129,652	493,974
Douglas Emmett, Inc.	96,820	1,569,452
Easterly Government Properties, Inc.	22,102	505,915
EastGroup Properties, Inc.	30,225	5,124,951
Elme Communities	50,112	855,913
Empire State Realty Trust, Inc., Class A	73,266	560,485
EPR Properties	45,972	2,493,981
Equinix, Inc.	56,573	44,477,127
Equity LifeStyle Properties, Inc.	112,638	6,790,945
Equity Residential	198,666	13,135,796
Essential Properties Realty Trust, Inc.	114,195	3,576,587
Essex Property Trust, Inc.	37,517	10,137,469
Extra Space Storage, Inc.	123,253	17,696,666
Federal Realty Investment Trust	44,061	4,430,334
First Industrial Realty Trust, Inc.	78,676	4,138,358
Four Corners Property Trust, Inc.	59,353	1,536,649
Franklin Street Properties Corp., Class C	91,086	151,203
Gaming & Leisure Properties, Inc.	158,472	7,608,241
Getty Realty Corp.	30,340	867,421
Gladstone Commercial Corp.	23,551	316,761
Global Medical REIT, Inc.	36,078	270,585
Global Net Lease, Inc.	112,432	884,840
Healthcare Realty Trust, Inc.	205,623	3,573,728
Healthpeak Properties, Inc.	406,568	7,293,830
Highwoods Properties, Inc.	61,102	1,926,546
Host Hotels & Resorts, Inc.	401,020	6,901,554
Hudson Pacific Properties, Inc. *	195,561	549,526
Independence Realty Trust, Inc.	133,061	2,409,735
Industrial Logistics Properties Trust	34,401	211,910
SECURITY	NUMBER OF SHARES	VALUE ($)
Innovative Industrial Properties, Inc.	15,583	882,933
InvenTrust Properties Corp.	48,816	1,453,252
Invitation Homes, Inc.	334,171	10,456,211
Iron Mountain, Inc.	170,782	15,768,302
JBG SMITH Properties	50,059	1,073,265
Kilroy Realty Corp.	61,008	2,537,323
Kimco Realty Corp.	393,213	8,843,360
Kite Realty Group Trust	132,957	3,034,079
Lamar Advertising Co., Class A	51,045	6,495,476
Lineage, Inc.	34,182	1,432,568
LTC Properties, Inc.	27,419	1,000,793
LXP Industrial Trust	168,275	1,527,937
Macerich Co.	143,540	2,641,136
Medical Properties Trust, Inc. (a)	365,107	1,642,981
Mid-America Apartment Communities, Inc.	67,458	9,836,726
Millrose Properties, Inc., Class A	69,257	2,445,465
National Health Investors, Inc.	26,681	2,088,855
National Storage Affiliates Trust	39,951	1,287,621
NETSTREIT Corp.	45,355	829,543
NexPoint Diversified Real Estate Trust	22,545	88,602
NexPoint Residential Trust, Inc.	12,730	439,312
NNN REIT, Inc.	109,168	4,684,399
Omega Healthcare Investors, Inc.	169,371	7,210,123
One Liberty Properties, Inc.	10,345	247,142
Orion Properties, Inc.	24,025	71,354
Outfront Media, Inc.	89,495	1,671,767
Paramount Group, Inc. *	100,624	724,493
Park Hotels & Resorts, Inc.	124,132	1,459,792
Peakstone Realty Trust	21,148	269,003
Pebblebrook Hotel Trust	60,290	671,631
Phillips Edison & Co., Inc.	71,317	2,509,645
Piedmont Realty Trust, Inc., Class A	71,831	608,409
Plymouth Industrial REIT, Inc.	27,397	602,734
PotlatchDeltic Corp.	41,681	1,751,852
Prologis, Inc.	537,934	61,206,130
Public Storage	91,528	26,963,233
Rayonier, Inc.	83,161	2,185,471
Realty Income Corp.	521,977	30,671,368
Regency Centers Corp.	94,543	6,854,367
Rexford Industrial Realty, Inc.	136,988	5,672,673
RLJ Lodging Trust	93,546	720,304
Ryman Hospitality Properties, Inc.	34,755	3,433,446
Sabra Health Care REIT, Inc.	136,285	2,604,406
Safehold, Inc.	23,915	393,641
Saul Centers, Inc.	7,449	254,532
SBA Communications Corp.	62,141	12,729,584
Service Properties Trust (b)	89,774	242,390
Sila Realty Trust, Inc.	31,632	788,902
Simon Property Group, Inc.	177,354	32,040,774
SITE Centers Corp.	27,000	331,560
SL Green Realty Corp.	42,645	2,426,074
Smartstop Self Storage REIT, Inc.	18,033	656,221
STAG Industrial, Inc.	107,601	3,965,097
Summit Hotel Properties, Inc.	61,863	339,009
Sun Communities, Inc.	70,318	8,921,245
Sunstone Hotel Investors, Inc.	118,965	1,127,788
Tanger, Inc.	63,247	2,161,782
Terreno Realty Corp.	59,822	3,455,917
UDR, Inc.	172,726	6,834,768
UMH Properties, Inc.	45,463	713,314
Universal Health Realty Income Trust	6,510	264,241
Urban Edge Properties	73,113	1,512,708
Ventas, Inc.	261,860	17,827,429
Veris Residential, Inc.	45,290	712,412
VICI Properties, Inc.	611,215	20,646,843
Vornado Realty Trust	96,254	3,660,540
Welltower, Inc.	359,940	60,570,703
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Weyerhaeuser Co.	417,946	10,812,263
Whitestone REIT	26,363	346,937
WP Carey, Inc.	126,472	8,486,271
Xenia Hotels & Resorts, Inc.	58,524	826,944
		788,455,229

Financial Services 8.4%
Acadian Asset Management, Inc.	16,901	861,444
Affiliated Managers Group, Inc.	16,715	3,757,866
Affirm Holdings, Inc., Class A *	149,237	13,201,505
AGNC Investment Corp.	588,051	5,739,378
Alerus Financial Corp.	18,118	403,488
Ally Financial, Inc.	157,490	6,464,965
AlTi Global, Inc. *	51,750	224,078
American Express Co.	320,852	106,291,851
Ameriprise Financial, Inc.	55,293	28,465,389
Annaly Capital Management, Inc.	351,281	7,443,644
Apollo Commercial Real Estate Finance, Inc.	73,013	773,208
Apollo Global Management, Inc.	262,853	35,808,464
Arbor Realty Trust, Inc. (a)	108,244	1,292,433
ARES Management Corp., Class A	117,123	20,988,442
ARMOUR Residential REIT, Inc. (a)	54,502	834,426
Artisan Partners Asset Management, Inc., Class A	43,389	2,030,171
AvidXchange Holdings, Inc. *	101,505	1,008,960
Bank of New York Mellon Corp.	415,363	43,862,333
Berkshire Hathaway, Inc., Class B *	1,063,656	534,997,695
BGC Group, Inc., Class A	223,458	2,192,123
Blackrock, Inc.	84,404	95,135,125
Blackstone Mortgage Trust, Inc., Class A	98,778	1,932,098
Blackstone, Inc.	423,424	72,574,874
Block, Inc. *	321,897	25,635,877
Blue Owl Capital, Inc.	334,245	6,190,217
Bread Financial Holdings, Inc.	26,748	1,770,450
BrightSpire Capital, Inc.	55,024	319,139
Cannae Holdings, Inc.	35,728	668,114
Cantaloupe, Inc. *	40,249	437,507
Capital One Financial Corp.	370,703	84,231,136
Carlyle Group, Inc.	124,988	8,069,225
Cass Information Systems, Inc.	6,983	301,107
Cboe Global Markets, Inc.	60,912	14,372,186
Charles Schwab Corp. (c)	984,782	94,381,507
Chimera Investment Corp.	45,948	651,083
Claros Mortgage Trust, Inc.	65,416	242,039
CME Group, Inc.	209,199	55,753,625
Cohen & Steers, Inc.	15,314	1,131,092
Coinbase Global, Inc., Class A *	122,517	37,311,327
Corebridge Financial, Inc.	155,939	5,421,999
Corpay, Inc. *	40,817	13,292,872
Credit Acceptance Corp. *	3,624	1,865,382
Diamond Hill Investment Group, Inc.	1,690	246,334
DigitalBridge Group, Inc.	90,188	1,029,045
Donnelley Financial Solutions, Inc. *	14,204	806,361
Dynex Capital, Inc.	62,557	789,469
Ellington Financial, Inc.	58,197	793,807
Enact Holdings, Inc.	15,826	595,849
Encore Capital Group, Inc. *	12,966	542,497
Enova International, Inc. *	14,616	1,772,921
Equitable Holdings, Inc.	176,195	9,384,146
Essent Group Ltd.	59,200	3,714,208
Euronet Worldwide, Inc. *	23,228	2,164,617
Evercore, Inc., Class A	20,542	6,605,280
EVERTEC, Inc.	36,614	1,306,388
EZCORP, Inc., Class A *	30,313	505,318
FactSet Research Systems, Inc.	22,177	8,279,118
SECURITY	NUMBER OF SHARES	VALUE ($)
Federal Agricultural Mortgage Corp., Class C	5,382	1,127,906
Federated Hermes, Inc.	43,770	2,324,187
Fidelity National Information Services, Inc.	303,249	21,169,813
FirstCash Holdings, Inc.	21,913	3,227,128
Fiserv, Inc. *	322,011	44,495,480
Flywire Corp. *	68,726	903,747
Forge Global Holdings, Inc. *	3,935	74,175
Franklin BSP Realty Trust, Inc.	46,255	534,245
Franklin Resources, Inc.	180,180	4,623,419
Galaxy Digital, Inc., Class A *	94,133	2,211,184
Global Payments, Inc.	140,689	12,495,997
Goldman Sachs Group, Inc.	177,945	132,613,511
Granite Point Mortgage Trust, Inc.	30,790	88,983
Green Dot Corp., Class A *	32,370	450,590
HA Sustainable Infrastructure Capital, Inc.	68,039	1,921,421
Hamilton Lane, Inc., Class A	25,235	3,894,770
Houlihan Lokey, Inc.	31,369	6,250,273
Innventure, Inc. *(a)	33,532	182,749
Interactive Brokers Group, Inc., Class A	251,924	15,679,750
Intercontinental Exchange, Inc.	332,690	58,753,054
International Money Express, Inc. *	17,362	251,749
Invesco Ltd.	259,696	5,684,745
Invesco Mortgage Capital, Inc.	46,985	367,423
Jack Henry & Associates, Inc.	43,130	7,041,404
Jackson Financial, Inc., Class A	40,855	4,036,474
Janus Henderson Group PLC	71,717	3,178,497
Jefferies Financial Group, Inc.	93,694	6,076,056
KKR & Co., Inc.	392,840	54,797,252
KKR Real Estate Finance Trust, Inc.	32,459	312,580
Ladder Capital Corp.	61,629	716,129
Lazard, Inc., Class A	65,434	3,740,207
LendingClub Corp. *	64,590	1,109,656
LendingTree, Inc. *	6,491	441,063
LPL Financial Holdings, Inc.	46,201	16,839,340
MarketAxess Holdings, Inc.	21,622	3,974,988
Marqeta, Inc., Class A *	236,654	1,506,303
Mastercard, Inc., Class A	470,523	280,097,637
Merchants Bancorp	17,882	579,734
MFA Financial, Inc.	62,702	639,560
MGIC Investment Corp.	136,777	3,806,504
Moelis & Co., Class A	43,678	3,149,621
Moody's Corp.	89,721	45,736,177
Morgan Stanley	715,818	107,716,293
Morningstar, Inc.	15,284	4,010,827
Mr. Cooper Group, Inc. *	37,003	6,976,176
MSCI, Inc.	45,094	25,600,766
Nasdaq, Inc.	239,770	22,715,810
Navient Corp.	48,574	665,950
NCR Atleos Corp. *	43,353	1,717,646
Nelnet, Inc., Class A	9,985	1,284,171
NerdWallet, Inc., Class A *	22,075	228,256
New York Mortgage Trust, Inc.	55,250	398,905
NewtekOne, Inc.	14,258	176,371
NMI Holdings, Inc., Class A *	46,347	1,823,754
Northern Trust Corp.	112,759	14,803,002
OneMain Holdings, Inc.	68,871	4,260,360
Open Lending Corp., Class A *	70,262	148,253
Orchid Island Capital, Inc. (a)	46,793	330,359
Payoneer Global, Inc. *	149,630	1,039,929
PayPal Holdings, Inc. *	563,641	39,561,962
PennyMac Financial Services, Inc.	18,044	1,986,644
PennyMac Mortgage Investment Trust	50,137	617,186
Perella Weinberg Partners, Class A	39,778	880,287
Piper Sandler Cos.	9,770	3,261,128
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PJT Partners, Inc., Class A	14,407	2,578,853
PRA Group, Inc. *	20,961	358,223
PROG Holdings, Inc.	23,745	836,774
Radian Group, Inc.	78,313	2,731,557
Raymond James Financial, Inc.	105,361	17,852,368
Ready Capital Corp. (a)	106,624	454,218
Redwood Trust, Inc.	97,935	599,362
Remitly Global, Inc. *	90,021	1,668,089
Repay Holdings Corp. *	60,048	355,484
Rithm Capital Corp.	301,098	3,727,593
Robinhood Markets, Inc., Class A *	413,303	42,995,911
Rocket Cos., Inc., Class A (a)	146,142	2,596,943
S&P Global, Inc.	181,881	99,750,816
SEI Investments Co.	56,223	4,963,366
Sezzle, Inc. *	8,780	830,588
Shift4 Payments, Inc., Class A *	39,308	3,554,622
SLM Corp.	120,193	3,759,637
SoFi Technologies, Inc. *	686,634	17,536,632
Starwood Property Trust, Inc.	201,843	4,091,358
State Street Corp.	165,583	19,037,078
StepStone Group, Inc., Class A	38,889	2,413,451
Stifel Financial Corp.	59,521	6,862,176
StoneX Group, Inc. *	24,247	2,477,316
Synchrony Financial	221,251	16,890,301
T. Rowe Price Group, Inc.	128,431	13,821,744
Toast, Inc., Class A *	253,791	11,445,974
TPG RE Finance Trust, Inc.	45,183	422,461
TPG, Inc.	74,653	4,505,309
Tradeweb Markets, Inc., Class A	68,452	8,444,239
Two Harbors Investment Corp.	58,160	581,600
Upstart Holdings, Inc. *	48,042	3,520,518
UWM Holdings Corp.	92,575	527,678
Velocity Financial, Inc. *	7,693	146,782
Victory Capital Holdings, Inc., Class A	28,155	2,006,888
Virtu Financial, Inc., Class A	46,860	1,964,371
Virtus Investment Partners, Inc.	3,623	729,781
Visa, Inc., Class A	992,305	349,073,053
Voya Financial, Inc.	55,407	4,160,512
Walker & Dunlop, Inc.	18,565	1,578,953
Waterstone Financial, Inc.	11,312	169,567
Western Union Co.	192,086	1,665,386
WEX, Inc. *	19,834	3,398,556
WisdomTree, Inc.	66,778	908,849
World Acceptance Corp. *	1,641	281,317
		3,042,450,972

Food, Beverage & Tobacco 2.2%
Altria Group, Inc.	976,916	65,658,524
Archer-Daniels-Midland Co.	277,693	17,394,690
B&G Foods, Inc.	50,287	226,794
Beyond Meat, Inc. *(a)	40,128	100,320
Boston Beer Co., Inc., Class A *	4,521	999,548
BRC, Inc., Class A *	26,000	40,300
Brown-Forman Corp., Class B	138,841	4,156,900
Bunge Global SA	77,393	6,518,038
Calavo Growers, Inc.	10,745	293,876
Cal-Maine Foods, Inc.	24,714	2,857,927
Campbell's Co.	112,826	3,602,534
Celsius Holdings, Inc. *	90,854	5,712,900
Coca-Cola Co.	2,248,152	155,100,006
Coca-Cola Consolidated, Inc.	33,979	3,983,698
Conagra Brands, Inc.	275,099	5,262,644
Constellation Brands, Inc., Class A	88,714	14,366,345
Darling Ingredients, Inc. *	91,474	3,106,457
Flowers Foods, Inc.	111,324	1,674,313
Fresh Del Monte Produce, Inc.	22,337	810,386
Freshpet, Inc. *	27,727	1,547,721
SECURITY	NUMBER OF SHARES	VALUE ($)
General Mills, Inc.	316,777	15,626,609
Hain Celestial Group, Inc. *	86,314	155,365
Hershey Co.	85,814	15,768,323
Hormel Foods Corp.	166,993	4,248,302
Ingredion, Inc.	37,191	4,817,722
J&J Snack Foods Corp.	8,993	1,003,349
J.M. Smucker Co.	61,748	6,823,771
John B Sanfilippo & Son, Inc.	4,938	320,476
Kellanova	157,034	12,484,203
Keurig Dr. Pepper, Inc.	791,008	23,010,423
Kraft Heinz Co.	504,058	14,098,502
Lamb Weston Holdings, Inc.	83,070	4,779,017
Marzetti Co.	10,828	1,977,193
McCormick & Co., Inc. - Non Voting Shares	145,552	10,242,494
MGP Ingredients, Inc.	8,373	247,590
Mission Produce, Inc. *	22,726	284,302
Molson Coors Beverage Co., Class B	99,394	5,018,403
Mondelez International, Inc., Class A	751,197	46,153,544
Monster Beverage Corp. *	408,238	25,478,134
National Beverage Corp. *	13,228	556,237
PepsiCo, Inc.	794,823	118,150,439
Philip Morris International, Inc.	902,411	150,819,950
Pilgrim's Pride Corp.	22,710	1,009,460
Post Holdings, Inc. *	26,539	3,002,888
Primo Brands Corp.	146,812	3,686,449
Seaboard Corp.	146	579,503
Simply Good Foods Co. *	51,620	1,477,881
SunOpta, Inc. *	53,511	335,514
Tootsie Roll Industries, Inc.	11,148	448,261
TreeHouse Foods, Inc. *	25,202	462,205
Turning Point Brands, Inc.	10,477	1,042,462
Tyson Foods, Inc., Class A	165,132	9,376,195
Universal Corp.	13,896	777,481
Utz Brands, Inc.	50,270	674,623
Vita Coco Co., Inc. *	22,981	821,341
Vital Farms, Inc. *	18,068	923,094
Westrock Coffee Co. *(a)	43,621	235,990
WK Kellogg Co.	37,267	854,160
		781,185,776

Health Care Equipment & Services 3.8%
Abbott Laboratories	1,009,174	133,877,023
Acadia Healthcare Co., Inc. *	52,497	1,205,331
AdaptHealth Corp. *	61,775	586,245
Addus HomeCare Corp. *	11,424	1,315,702
agilon health, Inc. *	218,295	279,418
AirSculpt Technologies, Inc. *(a)	8,500	54,825
Align Technology, Inc. *	39,347	5,585,700
Alignment Healthcare, Inc. *	62,952	1,029,895
Alphatec Holdings, Inc. *	62,458	993,082
AMN Healthcare Services, Inc. *	23,226	482,636
AngioDynamics, Inc. *	23,038	236,370
Artivion, Inc. *	21,347	937,774
Astrana Health, Inc. *	25,058	800,854
AtriCure, Inc. *	31,505	1,165,370
Avanos Medical, Inc. *	20,000	238,800
Aveanna Healthcare Holdings, Inc. *	34,603	276,824
Axogen, Inc. *	25,831	416,912
Baxter International, Inc.	294,650	7,274,909
Becton Dickinson & Co.	165,737	31,983,926
Beta Bionics, Inc. *(a)	8,000	150,720
Bioventus, Inc., Class A *	20,431	151,189
Boston Scientific Corp. *	858,173	90,537,252
BrightSpring Health Services, Inc. *	39,230	929,359
Brookdale Senior Living, Inc. *	130,947	1,008,292
Butterfly Network, Inc. *	91,979	148,086
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cardinal Health, Inc.	138,257	20,569,876
Castle Biosciences, Inc. *	14,871	357,053
Cencora, Inc.	99,774	29,095,096
Centene Corp. *	286,561	8,321,731
Ceribell, Inc. *	6,515	77,072
Certara, Inc. *	61,592	667,657
Cerus Corp. *	148,836	194,975
Chemed Corp.	8,514	3,898,986
Cigna Group	154,476	46,477,194
Claritev Corp. *	5,000	344,550
Clover Health Investments Corp. *	235,401	616,751
Community Health Systems, Inc. *	68,894	190,147
Concentra Group Holdings Parent, Inc.	62,830	1,495,354
CONMED Corp.	17,906	973,370
Cooper Cos., Inc. *	116,871	7,876,521
CorVel Corp. *	15,507	1,380,898
Cross Country Healthcare, Inc. *	18,304	244,908
CVS Health Corp.	734,131	53,701,683
DaVita, Inc. *	24,121	3,322,909
Definitive Healthcare Corp. *	56,501	227,699
DENTSPLY SIRONA Inc	116,134	1,660,716
Dexcom, Inc. *	226,625	17,073,928
DocGo, Inc. *	50,208	78,324
Doximity, Inc., Class A *	76,706	5,211,406
Edwards Lifesciences Corp. *	341,436	27,772,404
Elevance Health, Inc.	130,899	41,710,966
Embecta Corp.	32,392	469,036
Encompass Health Corp.	59,143	7,201,252
Enovis Corp. *	32,911	1,016,950
Ensign Group, Inc.	33,006	5,669,771
Envista Holdings Corp. *	99,953	2,117,005
Evolent Health, Inc., Class A *	62,001	598,310
Fulgent Genetics, Inc. *	15,924	353,035
GE HealthCare Technologies, Inc.	267,045	19,689,228
GeneDx Holdings Corp. *	12,226	1,583,145
Glaukos Corp. *	33,463	3,206,425
Globus Medical, Inc., Class A *	66,285	4,061,282
GoodRx Holdings, Inc., Class A *	50,925	221,524
Guardant Health, Inc. *	71,446	4,816,889
Haemonetics Corp. *	29,216	1,593,441
HCA Healthcare, Inc.	100,195	40,474,772
Health Catalyst, Inc. *	75,187	254,884
HealthEquity, Inc. *	50,466	4,508,128
HealthStream, Inc.	12,523	351,646
Henry Schein, Inc. *	70,417	4,899,615
Hims & Hers Health, Inc. *	113,340	4,799,949
Hologic, Inc. *	129,946	8,721,976
Humana, Inc.	69,983	21,251,038
ICU Medical, Inc. *	14,942	1,907,496
IDEXX Laboratories, Inc. *	46,468	30,068,978
Innovage Holding Corp. *	12,684	48,580
Inspire Medical Systems, Inc. *	17,079	1,600,132
Insulet Corp. *	40,930	13,911,288
Integer Holdings Corp. *	20,828	2,246,716
Integra LifeSciences Holdings Corp. *	39,024	590,433
Intuitive Surgical, Inc. *	207,606	98,258,882
iRadimed Corp.	4,917	356,187
iRhythm Technologies, Inc. *	18,379	3,124,062
Kestra Medical Technologies Ltd. *(a)	8,000	129,120
Labcorp Holdings, Inc.	48,513	13,486,129
Lantheus Holdings, Inc. *	40,000	2,196,000
LeMaitre Vascular, Inc.	13,230	1,261,679
LifeStance Health Group, Inc. *	76,896	421,390
LivaNova PLC *	30,780	1,735,069
Masimo Corp. *	26,209	3,661,659
McKesson Corp.	72,580	49,836,331
Medtronic PLC	743,456	69,000,151
SECURITY	NUMBER OF SHARES	VALUE ($)
Merit Medical Systems, Inc. *	34,177	3,094,386
Molina Healthcare, Inc. *	31,476	5,691,805
National HealthCare Corp.	7,150	811,382
National Research Corp.	7,892	115,933
Neogen Corp. *	114,435	658,001
NeoGenomics, Inc. *	94,039	825,662
Novocure Ltd. *	58,116	716,570
OmniAb, Inc., Class A *(d)	3,072	0
OmniAb, Inc., Class B *(d)	3,072	0
Omnicell, Inc. *	26,432	861,419
OPKO Health, Inc. *	322,355	444,850
Option Care Health, Inc. *	94,867	2,720,786
OraSure Technologies, Inc. *	50,444	166,970
Orthofix Medical, Inc. *	24,938	373,571
OrthoPediatrics Corp. *	8,785	187,648
Owens & Minor, Inc. *	43,454	212,925
PACS Group, Inc. *	15,000	174,600
Pediatrix Medical Group, Inc. *	51,411	884,783
Pennant Group, Inc. *	21,982	527,788
Penumbra, Inc. *	22,533	6,143,397
Phreesia, Inc. *	30,630	969,746
Premier, Inc., Class A	45,596	1,180,936
Privia Health Group, Inc. *	62,136	1,431,613
PROCEPT BioRobotics Corp. *	34,115	1,370,400
Progyny, Inc. *	44,802	1,060,463
Pulse Biosciences, Inc. *(a)	19,923	309,603
Quest Diagnostics, Inc.	64,830	11,775,721
QuidelOrtho Corp. *	41,750	1,197,808
RadNet, Inc. *	39,124	2,807,538
ResMed, Inc.	84,970	23,325,115
RxSight, Inc. *	19,240	173,930
Schrodinger, Inc. *	32,342	630,992
Select Medical Holdings Corp.	60,408	785,908
Semler Scientific, Inc. *(a)	9,013	267,145
Senseonics Holdings, Inc. *	449,077	206,351
SI-BONE, Inc. *	21,723	362,122
Sight Sciences, Inc. *	20,000	81,200
Simulations Plus, Inc. *	8,579	121,564
Solventum Corp. *	84,376	6,167,042
STAAR Surgical Co. *	30,898	845,369
STERIS PLC	56,675	13,888,776
Stryker Corp.	199,129	77,941,082
Surgery Partners, Inc. *	49,022	1,112,309
Surmodics, Inc. *	7,974	271,435
Tandem Diabetes Care, Inc. *	37,039	463,358
Teladoc Health, Inc. *	97,446	753,258
Teleflex, Inc.	26,589	3,361,115
Tenet Healthcare Corp. *	53,562	9,873,083
TransMedics Group, Inc. *	19,135	2,199,760
Treace Medical Concepts, Inc. *	30,725	225,522
TruBridge, Inc. *	8,348	166,626
U.S. Physical Therapy, Inc.	8,652	717,164
UFP Technologies, Inc. *	4,146	871,323
UnitedHealth Group, Inc.	526,174	163,045,537
Universal Health Services, Inc., Class B	33,148	6,019,014
Varex Imaging Corp. *	12,500	144,375
Veeva Systems, Inc., Class A *	86,863	23,383,520
Waystar Holding Corp. *	45,717	1,731,760
Zimmer Biomet Holdings, Inc.	115,184	12,221,022
Zimvie, Inc. *	18,248	344,522
		1,385,325,854

Household & Personal Products 1.0%
Beauty Health Co. *	44,056	91,636
BellRing Brands, Inc. *	73,436	3,014,548
Central Garden & Pet Co. *	5,310	193,443
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Central Garden & Pet Co., Class A *	27,672	914,006
Church & Dwight Co., Inc.	143,182	13,338,835
Clorox Co.	70,969	8,388,536
Colgate-Palmolive Co.	469,535	39,473,807
Coty, Inc., Class A *	212,226	908,327
Edgewell Personal Care Co.	29,741	714,379
elf Beauty, Inc. *	33,080	4,135,000
Energizer Holdings, Inc.	38,817	1,069,797
Estee Lauder Cos., Inc., Class A	135,044	12,387,586
Herbalife Ltd. *	60,343	590,155
Interparfums, Inc.	10,272	1,180,664
Kenvue, Inc.	1,112,465	23,039,150
Kimberly-Clark Corp.	192,865	24,906,586
Medifast, Inc. *	7,873	110,458
Nu Skin Enterprises, Inc., Class A	27,870	339,178
Olaplex Holdings, Inc. *	82,492	117,964
Procter & Gamble Co.	1,358,997	213,416,889
Reynolds Consumer Products, Inc.	30,670	711,851
Spectrum Brands Holdings, Inc.	15,263	869,838
USANA Health Sciences, Inc. *	5,880	187,631
WD-40 Co.	7,752	1,674,742
		351,775,006

Insurance 2.1%
Abacus Global Management, Inc. *	21,503	153,746
Aflac, Inc.	283,280	30,271,301
Allstate Corp.	154,075	31,346,559
Ambac Financial Group, Inc. *	23,471	211,943
American Financial Group, Inc.	41,738	5,670,525
American International Group, Inc.	335,730	27,301,564
AMERISAFE, Inc.	10,631	490,940
Aon PLC, Class A	125,320	45,992,440
Arch Capital Group Ltd.	217,788	19,934,136
Arthur J Gallagher & Co.	148,512	44,962,008
Assurant, Inc.	29,130	6,280,719
Assured Guaranty Ltd.	26,762	2,199,836
Axis Capital Holdings Ltd.	41,025	4,044,245
Baldwin Insurance Group, Inc., Class A *	42,538	1,347,178
Bowhead Specialty Holdings, Inc. *	4,936	153,312
Brighthouse Financial, Inc. *	32,261	1,524,655
Brown & Brown, Inc.	163,853	15,885,548
Chubb Ltd.	216,576	59,573,560
Cincinnati Financial Corp.	90,394	13,884,518
CNA Financial Corp.	11,814	585,384
CNO Financial Group, Inc.	58,691	2,316,534
Employers Holdings, Inc.	14,150	612,129
Erie Indemnity Co., Class A	14,271	5,057,357
Everest Group Ltd.	24,478	8,368,539
F&G Annuities & Life, Inc.	13,387	462,789
Fidelity National Financial, Inc.	152,574	9,134,605
First American Financial Corp.	59,838	3,949,308
Genworth Financial, Inc., Class A *	247,151	2,118,084
Globe Life, Inc.	48,097	6,731,175
Goosehead Insurance, Inc., Class A	14,266	1,208,473
Hagerty, Inc., Class A *	13,635	156,121
Hanover Insurance Group, Inc.	20,664	3,584,791
Hartford Insurance Group, Inc.	165,571	21,906,699
HCI Group, Inc.	5,969	995,092
Hippo Holdings, Inc. *	13,164	445,075
Horace Mann Educators Corp.	23,222	1,067,748
James River Group Holdings Ltd.	15,083	84,766
Kemper Corp.	33,891	1,818,252
Kinsale Capital Group, Inc.	12,736	5,826,083
Lemonade, Inc. *	34,783	1,840,021
Lincoln National Corp.	100,465	4,312,962
Loews Corp.	100,737	9,751,342
SECURITY	NUMBER OF SHARES	VALUE ($)
Markel Group, Inc. *	7,362	14,422,600
Marsh & McLennan Cos., Inc.	285,793	58,819,057
MBIA, Inc. *	29,349	233,618
Mercury General Corp.	15,341	1,186,320
MetLife, Inc.	326,708	26,580,963
Old Republic International Corp.	133,856	5,350,224
Oscar Health, Inc., Class A *(a)	114,584	1,908,969
Palomar Holdings, Inc. *	15,348	1,888,111
Primerica, Inc.	19,095	5,143,047
Principal Financial Group, Inc.	119,441	9,616,195
ProAssurance Corp. *	32,412	771,730
Progressive Corp.	339,938	83,985,082
Prudential Financial, Inc.	204,892	22,468,457
Reinsurance Group of America, Inc.	38,235	7,447,796
RenaissanceRe Holdings Ltd.	27,984	6,799,832
RLI Corp.	47,735	3,233,092
Ryan Specialty Holdings, Inc.	61,765	3,491,575
Safety Insurance Group, Inc.	8,127	601,479
Selective Insurance Group, Inc.	34,802	2,722,560
Selectquote, Inc. *	94,413	213,373
SiriusPoint Ltd. *	49,502	926,677
Skyward Specialty Insurance Group, Inc. *	18,626	899,636
Stewart Information Services Corp.	15,032	1,094,931
Tiptree, Inc.	11,411	267,588
Travelers Cos., Inc.	131,968	35,830,632
Trupanion, Inc. *	19,538	905,782
United Fire Group, Inc.	12,402	381,237
Universal Insurance Holdings, Inc.	14,165	345,484
Unum Group	92,745	6,479,166
W.R. Berkley Corp.	175,713	12,596,865
White Mountains Insurance Group Ltd.	1,471	2,692,195
Willis Towers Watson PLC	57,219	18,698,597
		741,564,932

Materials 2.2%
AdvanSix, Inc.	15,186	325,892
Air Products & Chemicals, Inc.	128,924	37,917,838
Albemarle Corp.	67,811	5,758,510
Alcoa Corp.	149,094	4,799,336
Alpha Metallurgical Resources, Inc. *	6,446	961,679
Amcor PLC	1,334,153	11,513,740
AptarGroup, Inc.	38,320	5,336,826
Ashland, Inc.	27,099	1,521,609
Aspen Aerogels, Inc. *	38,208	261,343
Avery Dennison Corp.	45,306	7,776,775
Avient Corp.	56,699	2,120,543
Axalta Coating Systems Ltd. *	125,725	3,930,163
Balchem Corp.	18,897	3,063,015
Ball Corp.	160,531	8,450,352
Cabot Corp.	31,976	2,607,963
Carpenter Technology Corp.	29,058	6,999,491
Celanese Corp.	63,843	3,040,842
Century Aluminum Co. *	31,072	693,838
CF Industries Holdings, Inc.	93,606	8,109,088
Chemours Co.	85,271	1,313,173
Clearwater Paper Corp. *	9,826	211,947
Cleveland-Cliffs, Inc. *	277,912	2,987,554
Coeur Mining, Inc. *	367,546	4,833,230
Commercial Metals Co.	65,722	3,790,188
Compass Minerals International, Inc. *	19,584	373,075
Corteva, Inc.	394,490	29,267,213
CRH PLC	390,773	44,137,810
Crown Holdings, Inc.	67,067	6,665,118
Dow, Inc.	407,328	10,032,489
DuPont de Nemours, Inc.	242,069	18,619,947
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Eagle Materials, Inc.	19,172	4,426,815
Eastman Chemical Co.	66,905	4,706,098
Ecolab, Inc.	146,739	40,652,573
Ecovyst, Inc. *	58,783	534,337
Element Solutions, Inc.	129,359	3,327,113
FMC Corp.	71,571	2,798,426
Freeport-McMoRan, Inc.	832,501	36,963,044
Graphic Packaging Holding Co.	177,731	3,958,069
Greif, Inc., Class A	17,742	1,158,730
Hawkins, Inc.	10,977	1,836,781
HB Fuller Co.	31,283	1,909,827
Hecla Mining Co.	363,627	3,094,466
Huntsman Corp.	93,833	1,047,176
Ingevity Corp. *	20,710	1,209,050
Innospec, Inc.	14,337	1,255,778
International Flavors & Fragrances, Inc.	147,965	9,989,117
International Paper Co.	304,582	15,131,634
Ivanhoe Electric, Inc. *	55,414	494,293
Kaiser Aluminum Corp.	8,783	683,932
Knife River Corp. *	32,368	2,621,808
Koppers Holdings, Inc.	11,766	340,979
Kronos Worldwide, Inc.	13,554	86,474
Linde PLC	273,255	130,695,134
Louisiana-Pacific Corp.	36,290	3,451,542
LSB Industries, Inc. *	39,057	324,954
LyondellBasell Industries NV, Class A	150,131	8,459,882
Martin Marietta Materials, Inc.	34,897	21,510,511
Materion Corp.	12,241	1,356,303
Mativ Holdings, Inc.	39,308	494,102
Metallus, Inc. *	21,884	359,554
Minerals Technologies, Inc.	18,123	1,186,150
Mosaic Co.	185,072	6,181,405
MP Materials Corp. *	78,229	5,565,211
Myers Industries, Inc.	21,359	357,550
NewMarket Corp.	4,337	3,586,525
Newmont Corp.	645,165	48,000,276
Nucor Corp.	133,711	19,886,837
O-I Glass, Inc. *	89,810	1,166,632
Olin Corp.	66,267	1,567,877
Orion SA	32,062	338,254
Packaging Corp. of America	51,761	11,281,828
Perimeter Solutions, Inc. *	79,302	1,775,572
PPG Industries, Inc.	131,416	14,617,402
PureCycle Technologies, Inc. *	86,218	1,232,055
Quaker Chemical Corp.	8,023	1,163,897
Ramaco Resources, Inc., Class A *	24,162	626,521
Reliance, Inc.	30,486	9,013,491
Royal Gold, Inc.	38,736	6,956,211
RPM International, Inc.	74,226	9,301,260
Ryerson Holding Corp.	16,065	366,282
Scotts Miracle-Gro Co.	24,724	1,513,603
Sealed Air Corp.	83,253	2,703,225
Sensient Technologies Corp.	25,125	2,850,682
Sherwin-Williams Co.	133,698	48,910,739
Silgan Holdings, Inc.	47,176	2,213,498
Smurfit WestRock PLC	287,755	13,628,077
Sonoco Products Co.	59,193	2,796,869
Steel Dynamics, Inc.	79,914	10,462,341
Stepan Co.	12,000	600,360
SunCoke Energy, Inc.	46,260	357,127
Sylvamo Corp.	20,186	931,180
TriMas Corp.	23,092	892,968
Tronox Holdings PLC	67,519	288,981
U.S. Lime & Minerals, Inc.	6,371	802,236
USA Rare Earth, Inc. *(a)	31,654	472,278
Vulcan Materials Co.	76,809	22,363,708
Warrior Met Coal, Inc.	31,284	1,912,704
SECURITY	NUMBER OF SHARES	VALUE ($)
Westlake Corp.	18,983	1,667,087
Worthington Steel, Inc.	19,751	657,708
		802,495,696

Media & Entertainment 8.4%
Advantage Solutions, Inc. *	51,997	94,635
Alphabet, Inc., Class A	3,375,846	718,751,372
Alphabet, Inc., Class C	2,723,122	581,468,241
Altice USA, Inc., Class A *	133,939	313,417
AMC Entertainment Holdings, Inc., Class A *	251,085	705,549
AMC Networks, Inc., Class A *	20,748	146,481
Angi, Inc. *	25,656	454,624
Atlanta Braves Holdings, Inc., Class C *	27,265	1,226,380
Bumble, Inc., Class A *	50,699	312,813
Cable One, Inc.	2,650	427,922
Cardlytics, Inc. *	32,208	32,852
Cargurus, Inc. *	50,157	1,735,432
Cars.com, Inc. *	36,202	472,436
Charter Communications, Inc., Class A *	55,117	14,637,973
Cinemark Holdings, Inc.	60,234	1,554,037
Clear Channel Outdoor Holdings, Inc. *	227,146	281,661
Comcast Corp., Class A	2,159,354	73,353,255
DoubleVerify Holdings, Inc. *	78,989	1,285,151
EchoStar Corp., Class A *	77,677	4,799,662
Electronic Arts, Inc.	132,209	22,733,338
Emerald Holding, Inc.	11,476	59,101
Eventbrite, Inc., Class A *	50,208	133,051
EverQuote, Inc., Class A *	15,097	351,005
EW Scripps Co., Class A *	37,850	113,172
Fox Corp., Class A	193,141	11,530,518
fuboTV, Inc. *	201,700	712,001
Gannett Co., Inc. *	89,125	366,304
Gray Media, Inc.	48,723	298,672
Grindr, Inc. *	13,892	217,271
IAC, Inc. *	39,852	1,459,380
Ibotta, Inc., Class A *	4,312	116,165
iHeartMedia, Inc., Class A *	66,684	142,037
Integral Ad Science Holding Corp. *	38,074	342,285
Interpublic Group of Cos., Inc.	216,906	5,821,757
John Wiley & Sons, Inc., Class A	24,217	982,726
Liberty Broadband Corp., Class C *	74,103	4,509,909
Liberty Media Corp.-Liberty Formula One, Class C *	141,656	14,151,434
Liberty Media Corp.-Liberty Live, Class C *	37,910	3,691,676
Lionsgate Studios Corp. *	128,661	827,290
Live Nation Entertainment, Inc. *	91,340	15,207,197
Madison Square Garden Entertainment Corp. *	23,590	960,349
Madison Square Garden Sports Corp. *	9,731	1,925,181
Magnite, Inc. *	73,070	1,896,167
Match Group, Inc.	145,135	5,419,341
MediaAlpha, Inc., Class A *	19,325	204,265
Meta Platforms, Inc., Class A	1,259,321	930,260,423
National CineMedia, Inc.	54,548	239,466
Netflix, Inc. *	246,839	298,243,222
New York Times Co., Class A	94,660	5,664,454
News Corp., Class A	291,188	8,563,839
Nexstar Media Group, Inc.	16,434	3,361,246
Nextdoor Holdings, Inc. *	143,666	294,515
Omnicom Group, Inc.	113,325	8,876,747
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Paramount Skydance Corp. *	179,333	2,636,195
Pinterest, Inc., Class A *	344,757	12,628,449
Playtika Holding Corp.	32,444	120,367
PubMatic, Inc., Class A *	24,127	209,181
QuinStreet, Inc. *	33,690	528,259
Reddit, Inc., Class A *	63,877	14,377,435
ROBLOX Corp., Class A *	321,170	40,014,570
Roku, Inc. *	74,379	7,182,036
Rumble, Inc. *(a)	64,476	470,030
Scholastic Corp.	15,832	406,249
Shutterstock, Inc.	11,000	230,230
Sinclair, Inc.	22,849	330,625
Sirius XM Holdings, Inc.	127,353	3,010,625
Snap, Inc., Class A *	625,906	4,468,969
Sphere Entertainment Co. *	14,533	658,490
Stagwell, Inc. *	59,692	336,663
Take-Two Interactive Software, Inc. *	97,864	22,828,735
TechTarget, Inc. *	14,188	83,709
TEGNA, Inc.	96,459	2,044,931
Thryv Holdings, Inc. *	27,129	348,879
TKO Group Holdings, Inc.	38,818	7,358,340
Trade Desk, Inc., Class A *	258,756	14,143,603
TripAdvisor, Inc. *	72,052	1,255,146
Trump Media & Technology Group Corp. *	52,021	911,928
Vimeo, Inc. *	88,579	372,032
Walt Disney Co.	1,042,992	123,469,393
Warner Bros Discovery, Inc. *	1,306,111	15,203,132
Warner Music Group Corp., Class A	83,463	2,783,491
Webtoon Entertainment, Inc. *	9,000	130,230
WideOpenWest, Inc. *	31,314	159,388
Yelp, Inc. *	39,443	1,247,188
Ziff Davis, Inc. *	25,956	991,779
ZipRecruiter, Inc., Class A *	43,268	216,340
ZoomInfo Technologies, Inc. *	141,861	1,546,285
		3,034,432,299

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
10X Genomics, Inc., Class A *	62,568	876,578
4D Molecular Therapeutics, Inc. *	20,000	123,200
89bio, Inc. *	86,366	779,885
AbbVie, Inc.	1,024,263	215,504,935
Absci Corp. *(a)	66,198	158,213
ACADIA Pharmaceuticals, Inc. *	69,264	1,800,171
Adaptive Biotechnologies Corp. *	63,744	840,146
ADMA Biologics, Inc. *	138,478	2,390,130
Agilent Technologies, Inc.	165,489	20,795,348
Agios Pharmaceuticals, Inc. *	33,906	1,278,595
Akero Therapeutics, Inc. *	41,172	1,923,968
Alkermes PLC *	95,562	2,768,431
Allogene Therapeutics, Inc. *	70,209	79,336
Alnylam Pharmaceuticals, Inc. *	75,676	33,790,091
Alto Neuroscience, Inc. *	15,000	55,200
Amgen, Inc.	311,581	89,644,970
Amicus Therapeutics, Inc. *	179,370	1,361,418
Amneal Pharmaceuticals, Inc. *	83,952	802,581
Amphastar Pharmaceuticals, Inc. *	21,605	661,545
Amylyx Pharmaceuticals, Inc. *	42,322	396,980
AnaptysBio, Inc. *	9,728	197,770
Anavex Life Sciences Corp. *(a)	48,281	465,429
ANI Pharmaceuticals, Inc. *	9,525	890,587
Anika Therapeutics, Inc. *	12,812	120,177
Apellis Pharmaceuticals, Inc. *	61,834	1,704,763
Apogee Therapeutics, Inc. *	18,334	666,808
Arbutus Biopharma Corp. *	84,741	314,389
Arcellx, Inc. *	24,283	1,684,997
Arcturus Therapeutics Holdings, Inc. *	15,000	255,150
SECURITY	NUMBER OF SHARES	VALUE ($)
Arcus Biosciences, Inc. *	50,754	537,485
Arcutis Biotherapeutics, Inc. *	58,052	900,967
Ardelyx, Inc. *	141,515	900,035
ArriVent Biopharma, Inc. *	12,824	245,195
Arrowhead Pharmaceuticals, Inc. *	70,667	1,556,794
ARS Pharmaceuticals, Inc. *	30,986	360,057
Arvinas, Inc. *	46,569	359,978
Astria Therapeutics, Inc. *	20,570	127,123
Atea Pharmaceuticals, Inc. *	46,699	156,909
Avadel Pharmaceuticals PLC *	56,202	829,542
Avantor, Inc. *	391,962	5,279,728
Avidity Biosciences, Inc. *	69,903	3,256,082
Axsome Therapeutics, Inc. *	23,234	2,817,820
Azenta, Inc. *	28,085	857,716
Beam Therapeutics, Inc. *	60,925	996,733
Bicara Therapeutics, Inc. *(a)	9,945	118,743
BioCryst Pharmaceuticals, Inc. *	120,672	1,002,784
Biogen, Inc. *	84,735	11,203,662
Biohaven Ltd. *	48,100	740,259
BioLife Solutions, Inc. *	19,127	479,131
BioMarin Pharmaceutical, Inc. *	112,415	6,550,422
Bio-Rad Laboratories, Inc., Class A *	10,744	3,200,423
Bio-Techne Corp.	91,566	5,002,251
Bridgebio Pharma, Inc. *	87,239	4,515,491
Bristol-Myers Squibb Co.	1,179,316	55,640,129
Bruker Corp.	63,988	2,174,312
C4 Therapeutics, Inc. *	27,023	70,260
CareDx, Inc. *	29,975	409,458
Caribou Biosciences, Inc. *	77,574	145,063
Cassava Sciences, Inc. *(a)	26,000	59,280
Catalyst Pharmaceuticals, Inc. *	63,686	1,311,295
Celcuity, Inc. *	16,089	824,239
Celldex Therapeutics, Inc. *	44,790	988,963
CG oncology, Inc. *	30,633	821,577
Charles River Laboratories International, Inc. *	28,240	4,611,874
Cogent Biosciences, Inc. *	74,719	902,606
Coherus Oncology, Inc. *	89,563	103,893
Collegium Pharmaceutical, Inc. *	19,395	752,526
Corbus Pharmaceuticals Holdings, Inc. *	7,500	70,275
Corcept Therapeutics, Inc. *	55,109	3,842,199
Crinetics Pharmaceuticals, Inc. *	54,181	1,679,069
CRISPR Therapeutics AG *(a)	49,491	2,565,119
CryoPort, Inc. *	35,962	318,623
Cullinan Therapeutics, Inc. *	29,604	223,214
Cytek Biosciences, Inc. *	60,986	252,482
Cytokinetics, Inc. *	71,844	2,538,249
Danaher Corp.	368,886	75,924,117
Day One Biopharmaceuticals, Inc. *	45,502	341,720
Denali Therapeutics, Inc. *	72,150	1,101,730
Design Therapeutics, Inc. *	26,443	146,230
Dianthus Therapeutics, Inc. *	12,094	285,056
Disc Medicine, Inc. *	13,852	826,203
Dynavax Technologies Corp. *	59,790	605,075
Dyne Therapeutics, Inc. *	65,362	881,733
Edgewise Therapeutics, Inc. *	39,712	569,867
Editas Medicine, Inc. *	94,217	242,138
Elanco Animal Health, Inc. *	287,655	5,278,469
Eli Lilly & Co.	456,191	334,196,403
Emergent BioSolutions, Inc. *	29,568	245,414
Enanta Pharmaceuticals, Inc. *	10,879	91,384
Enliven Therapeutics, Inc. *	22,438	454,818
Entrada Therapeutics, Inc. *	13,702	74,950
Erasca, Inc. *	123,832	194,416
Evolus, Inc. *	28,089	214,319
Exact Sciences Corp. *	109,320	5,183,954
Exelixis, Inc. *	157,764	5,903,529
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fortrea Holdings, Inc. *	52,345	515,598
Fulcrum Therapeutics, Inc. *	29,666	192,236
Geron Corp. *	310,030	434,042
Gilead Sciences, Inc.	721,319	81,487,407
Ginkgo Bioworks Holdings, Inc. *(a)	26,477	335,464
Gossamer Bio, Inc. *	109,721	271,011
Gyre Therapeutics, Inc. *(a)	11,209	86,758
Halozyme Therapeutics, Inc. *	72,502	5,303,521
Harmony Biosciences Holdings, Inc. *	21,999	811,543
Harrow, Inc. *	17,102	666,978
Heron Therapeutics, Inc. *	81,939	110,618
Humacyte, Inc. *(a)	67,548	104,699
Ideaya Biosciences, Inc. *	50,106	1,230,102
Illumina, Inc. *	91,981	9,194,421
ImmunityBio, Inc. *(a)	132,641	310,380
Immunome, Inc. *	43,284	411,631
Immunovant, Inc. *	49,270	723,776
Incyte Corp. *	92,105	7,793,004
Innoviva, Inc. *	32,711	668,286
Insmed, Inc. *	105,639	14,377,468
Intellia Therapeutics, Inc. *	58,414	663,291
Ionis Pharmaceuticals, Inc. *	90,702	3,867,080
Iovance Biotherapeutics, Inc. *	143,096	319,104
IQVIA Holdings, Inc. *	95,300	18,184,193
Janux Therapeutics, Inc. *	18,249	414,617
Jazz Pharmaceuticals PLC *	35,371	4,518,645
Johnson & Johnson	1,395,173	247,182,800
Keros Therapeutics, Inc. *	19,982	303,926
Kodiak Sciences, Inc. *	20,592	186,152
Krystal Biotech, Inc. *	14,809	2,187,289
Kura Oncology, Inc. *	46,871	370,281
Kymera Therapeutics, Inc. *	29,998	1,235,918
Kyverna Therapeutics, Inc. *	15,000	55,650
LENZ Therapeutics, Inc. *	9,125	352,499
Ligand Pharmaceuticals, Inc. *	10,966	1,773,312
Liquidia Corp. *	25,422	703,681
Lyell Immunopharma, Inc. *	9,101	100,839
Madrigal Pharmaceuticals, Inc. *	10,306	4,512,482
MannKind Corp. *	158,721	728,529
Maravai LifeSciences Holdings, Inc., Class A *	49,993	120,983
Maze Therapeutics, Inc. *(a)	5,000	72,450
MBX Biosciences, Inc. *(a)	7,674	115,801
Medpace Holdings, Inc. *	14,067	6,688,999
Merck & Co., Inc.	1,456,655	122,533,819
Mesa Laboratories, Inc.	3,259	220,797
Metsera, Inc. *(a)	9,000	317,610
Mettler-Toledo International, Inc. *	12,058	15,687,940
MiMedx Group, Inc. *	64,731	459,590
Mind Medicine MindMed, Inc. *	45,040	399,955
Mineralys Therapeutics, Inc. *	27,382	423,873
Mirum Pharmaceuticals, Inc. *	26,481	1,956,151
Moderna, Inc. *	194,874	4,694,515
Monte Rosa Therapeutics, Inc. *	34,027	163,330
Myriad Genetics, Inc. *	53,524	340,948
Natera, Inc. *	78,960	13,285,020
Nektar Therapeutics *	8,354	249,450
Neumora Therapeutics, Inc. *(a)	50,208	86,860
Neurocrine Biosciences, Inc. *	56,844	7,935,422
Novavax, Inc. *	96,163	718,338
Nurix Therapeutics, Inc. *	52,216	487,697
Nuvalent, Inc., Class A *	21,760	1,666,381
Nuvation Bio, Inc. *(a)	143,741	426,911
Ocular Therapeutix, Inc. *	73,025	891,635
Olema Pharmaceuticals, Inc. *	28,000	152,880
Omeros Corp. *(a)	35,175	146,328
OmniAb, Inc. *	58,376	93,402
Organogenesis Holdings, Inc. *	45,684	235,273
SECURITY	NUMBER OF SHARES	VALUE ($)
Organon & Co.	163,438	1,539,586
ORIC Pharmaceuticals, Inc. *	26,264	268,681
Pacific Biosciences of California, Inc. *(a)	170,723	223,647
Pacira BioSciences, Inc. *	25,914	691,126
Perrigo Co. PLC	77,956	1,850,675
Perspective Therapeutics, Inc. *	62,100	208,656
Pfizer, Inc.	3,294,760	81,578,258
Phathom Pharmaceuticals, Inc. *(a)	21,727	264,635
Phibro Animal Health Corp., Class A	11,372	421,560
Praxis Precision Medicines, Inc. *	12,779	581,956
Precigen, Inc. *	105,937	477,776
Prestige Consumer Healthcare, Inc. *	29,538	2,009,766
Prime Medicine, Inc. *(a)	67,456	218,557
ProKidney Corp. *(a)	63,342	149,487
Protagonist Therapeutics, Inc. *	35,972	2,124,147
Prothena Corp. PLC *	22,200	182,040
PTC Therapeutics, Inc. *	47,537	2,345,000
Quanterix Corp. *	22,831	103,881
Rapport Therapeutics, Inc. *	7,541	132,948
Recursion Pharmaceuticals, Inc., Class A *(a)	194,124	912,383
Regeneron Pharmaceuticals, Inc.	60,285	35,007,499
REGENXBIO, Inc. *	25,000	223,250
Relay Therapeutics, Inc. *	83,500	299,765
Repligen Corp. *	30,236	3,698,468
Replimune Group, Inc. *	38,504	207,922
Revolution Medicines, Inc. *	102,369	3,886,951
Revvity, Inc.	68,579	6,179,654
Rhythm Pharmaceuticals, Inc. *	32,207	3,322,152
Rocket Pharmaceuticals, Inc. *	50,624	166,047
Roivant Sciences Ltd. *	244,359	2,915,203
Royalty Pharma PLC, Class A	210,604	7,577,532
Sana Biotechnology, Inc. *(a)	62,646	191,697
Sangamo Therapeutics, Inc. *	130,385	67,800
Sarepta Therapeutics, Inc. *	54,613	993,957
Savara, Inc. *	65,789	215,788
Scholar Rock Holding Corp. *	42,572	1,389,976
Septerna, Inc. *(a)	10,000	121,000
SIGA Technologies, Inc.	21,784	182,768
Sionna Therapeutics, Inc. *(a)	7,386	181,843
Soleno Therapeutics, Inc. *	19,535	1,321,933
Sotera Health Co. *	87,213	1,427,677
Spyre Therapeutics, Inc. *	27,907	460,186
Standard BioTools, Inc. *	177,196	223,267
Stoke Therapeutics, Inc. *	24,792	489,890
Summit Therapeutics, Inc. *(a)	81,228	1,925,104
Supernus Pharmaceuticals, Inc. *	31,921	1,440,276
Syndax Pharmaceuticals, Inc. *	52,195	852,344
Tango Therapeutics, Inc. *	38,998	261,677
Tarsus Pharmaceuticals, Inc. *	23,482	1,375,576
TG Therapeutics, Inc. *	78,477	2,301,730
Theravance Biopharma, Inc. *	15,785	219,096
Thermo Fisher Scientific, Inc.	218,753	107,783,978
Third Harmonic Bio, Inc. *(d)	12,349	247
Travere Therapeutics, Inc. *	45,823	801,902
Twist Bioscience Corp. *	34,812	938,880
Tyra Biosciences, Inc. *	13,115	166,167
Ultragenyx Pharmaceutical, Inc. *	53,037	1,588,989
uniQure NV *	31,560	515,375
United Therapeutics Corp. *	25,987	7,919,798
Upstream Bio, Inc. *(a)	8,534	146,187
Vanda Pharmaceuticals, Inc. *	40,113	189,734
Vaxcyte, Inc. *	66,786	2,056,341
Ventyx Biosciences, Inc. *	40,208	96,499
Vera Therapeutics, Inc. *	30,610	662,400
Veracyte, Inc. *	45,705	1,386,690
Vericel Corp. *	28,210	1,025,716
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vertex Pharmaceuticals, Inc. *	148,820	58,191,596
Viatris, Inc.	683,944	7,215,609
Viking Therapeutics, Inc. *	64,428	1,742,777
Vir Biotechnology, Inc. *	61,523	303,924
Viridian Therapeutics, Inc. *	39,284	722,040
Waters Corp. *	34,646	10,456,163
WaVe Life Sciences Ltd. *	68,029	653,078
West Pharmaceutical Services, Inc.	41,573	10,266,452
Xencor, Inc. *	42,837	348,265
Y-mAbs Therapeutics, Inc. *	17,446	149,163
Zenas Biopharma, Inc. *(a)	8,000	128,000
Zoetis, Inc.	257,964	40,345,570
		1,971,869,273

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	64,398	393,472
CBRE Group, Inc., Class A *	170,903	27,706,794
Compass, Inc., Class A *	239,807	2,177,448
CoStar Group, Inc. *	245,652	21,983,397
Cushman & Wakefield PLC *	132,700	2,092,679
eXp World Holdings, Inc.	48,811	528,623
Forestar Group, Inc. *	11,870	328,443
FRP Holdings, Inc. *	7,078	181,905
Howard Hughes Holdings, Inc. *	17,571	1,340,140
Jones Lang LaSalle, Inc. *	27,726	8,472,234
Kennedy-Wilson Holdings, Inc.	70,128	617,126
Marcus & Millichap, Inc.	13,834	450,850
Newmark Group, Inc., Class A	83,275	1,516,438
Opendoor Technologies, Inc. *(a)	401,885	1,788,388
RE/MAX Holdings, Inc., Class A *	10,296	96,988
RMR Group, Inc., Class A	9,000	151,920
Seaport Entertainment Group, Inc. *	4,944	123,402
St. Joe Co.	24,258	1,224,059
Star Holdings *	7,729	67,165
Tejon Ranch Co. *	14,392	250,565
Zillow Group, Inc., Class C *	123,800	10,437,578
		81,929,614

Semiconductors & Semiconductor Equipment 11.9%
ACM Research, Inc., Class A *	32,227	909,446
Advanced Micro Devices, Inc. *	940,543	152,960,508
Aehr Test Systems *(a)	16,000	399,200
Allegro MicroSystems, Inc. *	75,009	2,314,028
Alpha & Omega Semiconductor Ltd. *	17,070	491,104
Ambarella, Inc. *	22,760	1,877,245
Amkor Technology, Inc.	66,392	1,606,022
Analog Devices, Inc.	287,556	72,265,698
Applied Materials, Inc.	471,119	75,737,090
Astera Labs, Inc. *	12,726	2,318,677
Axcelis Technologies, Inc. *	17,933	1,435,357
Blaize Holdings, Inc. *(a)	32,857	117,300
Broadcom, Inc.	2,727,160	811,030,112
CEVA, Inc. *	12,725	282,750
Cirrus Logic, Inc. *	31,255	3,569,008
Cohu, Inc. *	26,430	525,957
Credo Technology Group Holding Ltd. *	84,714	10,424,481
Diodes, Inc. *	26,410	1,437,628
Enphase Energy, Inc. *	76,217	2,873,381
Entegris, Inc.	88,327	7,396,503
First Solar, Inc. *	62,638	12,226,311
FormFactor, Inc. *	44,012	1,284,710
Ichor Holdings Ltd. *	20,572	346,638
Impinj, Inc. *	14,084	2,640,327
indie Semiconductor, Inc., Class A *(a)	97,069	439,723
Intel Corp. *	2,529,938	61,603,990
SECURITY	NUMBER OF SHARES	VALUE ($)
KLA Corp.	76,599	66,794,328
Kulicke & Soffa Industries, Inc.	30,830	1,156,125
Lam Research Corp.	741,938	74,305,091
Lattice Semiconductor Corp. *	79,799	5,297,058
MACOM Technology Solutions Holdings, Inc. *	34,299	4,395,417
Marvell Technology, Inc.	500,740	31,479,020
MaxLinear, Inc. *	42,598	669,641
Microchip Technology, Inc.	310,931	20,210,515
Micron Technology, Inc.	648,522	77,180,603
MKS, Inc.	39,553	4,087,407
Monolithic Power Systems, Inc.	27,831	23,260,037
Navitas Semiconductor Corp. *(a)	85,810	502,847
NVIDIA Corp.	14,144,610	2,463,708,170
NXP Semiconductors NV	147,065	34,538,215
ON Semiconductor Corp. *	242,091	12,005,293
Onto Innovation, Inc. *	28,086	2,977,116
PDF Solutions, Inc. *	16,361	334,582
Penguin Solutions, Inc. *	29,479	711,328
Photronics, Inc. *	36,073	817,775
Power Integrations, Inc.	32,758	1,477,386
Qorvo, Inc. *	54,011	4,898,798
QUALCOMM, Inc.	636,386	102,286,322
Rambus, Inc. *	63,472	4,682,329
Rigetti Computing, Inc. *	152,043	2,467,658
Semtech Corp. *	49,189	2,857,389
Silicon Laboratories, Inc. *	18,518	2,487,893
SiTime Corp. *	11,994	2,898,590
SkyWater Technology, Inc. *	16,425	196,936
Skyworks Solutions, Inc.	87,040	6,522,778
SolarEdge Technologies, Inc. *	34,255	1,158,504
Synaptics, Inc. *	22,381	1,563,537
Teradyne, Inc.	93,465	11,051,302
Texas Instruments, Inc.	526,907	106,688,129
Ultra Clean Holdings, Inc. *	24,390	585,848
Universal Display Corp.	25,688	3,560,100
Veeco Instruments, Inc. *	33,111	811,882
		4,309,139,143

Software & Services 12.0%
8x8, Inc. *	98,101	194,240
A10 Networks, Inc.	43,603	772,209
Accenture PLC, Class A	363,157	94,409,925
ACI Worldwide, Inc. *	60,607	2,990,955
Adeia, Inc.	60,004	902,460
Adobe, Inc. *	246,984	88,099,193
Agilysys, Inc. *	12,625	1,377,640
Akamai Technologies, Inc. *	84,138	6,657,840
Alarm.com Holdings, Inc. *	29,011	1,700,915
Alkami Technology, Inc. *	37,791	967,450
Amplitude, Inc., Class A *	50,729	579,832
Appfolio, Inc., Class A *	13,616	3,776,806
Appian Corp., Class A *	23,706	729,671
Applied Digital Corp. *	111,597	1,783,320
AppLovin Corp., Class A *	128,686	61,587,833
Asana, Inc., Class A *	49,138	717,415
ASGN, Inc. *	25,480	1,382,290
Atlassian Corp., Class A *	95,790	17,029,546
Aurora Innovation, Inc. *	605,242	3,407,512
Autodesk, Inc. *	124,049	39,038,220
AvePoint, Inc. *	59,487	973,207
Bentley Systems, Inc., Class B	89,586	4,985,461
Bill Holdings, Inc. *	53,823	2,498,464
Blackbaud, Inc. *	21,674	1,445,873
BlackLine, Inc. *	29,283	1,592,117
Blend Labs, Inc., Class A *	109,703	397,125
Box, Inc., Class A *	85,821	2,800,339
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Braze, Inc., Class A *	39,385	1,090,965
C3.ai, Inc., Class A *	68,058	1,150,861
Cadence Design Systems, Inc. *	158,388	55,503,907
CCC Intelligent Solutions Holdings, Inc. *	286,199	2,833,370
Cipher Mining, Inc. *	126,621	967,384
Circle Internet Group, Inc. *(a)	28,319	3,737,542
Cleanspark, Inc. *	160,593	1,520,816
Clear Secure, Inc., Class A	53,962	1,959,360
Clearwater Analytics Holdings, Inc., Class A *	139,432	2,882,059
Cloudflare, Inc., Class A *	179,900	37,546,929
Cognizant Technology Solutions Corp., Class A	287,105	20,743,336
Commerce.com, Inc. *	40,991	190,608
Commvault Systems, Inc. *	25,694	4,795,657
Confluent, Inc., Class A *	166,126	3,299,262
Consensus Cloud Solutions, Inc. *	9,745	258,925
Core Scientific, Inc. *(a)	172,759	2,479,092
CoreWeave, Inc., Class A *	23,300	2,400,832
Couchbase, Inc. *	25,593	624,213
Crowdstrike Holdings, Inc., Class A *	144,590	61,262,783
CS Disco, Inc. *	18,160	99,335
Daily Journal Corp. *	480	224,256
Datadog, Inc., Class A *	185,563	25,362,751
Digimarc Corp. *	7,514	65,071
Digital Turbine, Inc. *	58,248	244,642
DigitalOcean Holdings, Inc. *	37,196	1,213,334
Docusign, Inc. *	117,786	9,029,475
Dolby Laboratories, Inc., Class A	36,658	2,627,645
Domo, Inc., Class B *	20,483	300,690
Dropbox, Inc., Class A *	114,048	3,314,235
DXC Technology Co. *	106,159	1,533,998
Dynatrace, Inc. *	174,596	8,834,558
Elastic NV *	49,970	4,250,448
EPAM Systems, Inc. *	32,829	5,789,722
EverCommerce, Inc. *	10,445	120,640
Expensify, Inc., Class A *	29,027	56,893
Fair Isaac Corp. *	14,162	21,549,466
Fastly, Inc., Class A *	74,050	563,521
Five9, Inc. *	44,247	1,191,129
Fortinet, Inc. *	368,209	29,003,823
Freshworks, Inc., Class A *	110,173	1,484,030
Gartner, Inc. *	44,556	11,192,022
Gen Digital, Inc.	318,812	9,628,122
Gitlab, Inc., Class A *	74,706	3,587,382
GoDaddy, Inc., Class A *	82,859	12,288,818
Grid Dynamics Holdings, Inc. *	35,540	294,627
Guidewire Software, Inc. *	48,464	10,517,657
Hackett Group, Inc.	13,157	273,929
HubSpot, Inc. *	30,622	14,795,632
Hut 8 Corp. *	56,065	1,498,617
Informatica, Inc., Class A *	47,319	1,179,663
Intapp, Inc. *	30,444	1,400,120
InterDigital, Inc.	15,448	4,197,376
International Business Machines Corp.	538,817	131,196,551
Intuit, Inc.	162,200	108,187,400
Jamf Holding Corp. *	36,340	338,689
Kaltura, Inc. *	39,577	62,927
Klaviyo, Inc., Class A *	65,354	2,120,084
Kyndryl Holdings, Inc. *	134,018	4,260,432
LivePerson, Inc. *(a)	42,944	40,024
LiveRamp Holdings, Inc. *	36,585	1,021,453
Manhattan Associates, Inc. *	35,261	7,596,630
MARA Holdings, Inc. *	214,373	3,425,681
Meridianlink, Inc. *	17,375	345,589
Microsoft Corp.	4,310,806	2,184,242,292
SECURITY	NUMBER OF SHARES	VALUE ($)
MongoDB, Inc. *	46,884	14,797,059
N-able, Inc. *	39,927	321,812
nCino, Inc. *	53,521	1,718,559
NCR Voyix Corp. *	82,000	1,080,760
NextNav, Inc. *	39,214	698,401
Nutanix, Inc., Class A *	143,510	9,645,307
Okta, Inc. *	96,918	8,991,083
Olo, Inc., Class A *	63,486	650,732
ON24, Inc. *	23,545	134,677
OneSpan, Inc.	20,734	313,602
Onestream, Inc. *	43,556	905,529
Oracle Corp.	943,251	213,297,349
PagerDuty, Inc. *	53,970	903,458
Palantir Technologies, Inc., Class A *	1,234,616	193,476,673
Palo Alto Networks, Inc. *	383,960	73,152,059
Pegasystems, Inc.	52,066	2,822,498
Pivotal Software, Inc. *(d)	45,214	0
Procore Technologies, Inc. *	61,846	4,298,915
Progress Software Corp. *	23,397	1,083,047
PROS Holdings, Inc. *	25,139	389,655
PTC, Inc. *	69,438	14,825,013
Q2 Holdings, Inc. *	35,375	2,785,074
Qualys, Inc. *	20,543	2,789,945
Rackspace Technology, Inc. *	37,630	47,414
Rapid7, Inc. *	37,314	772,773
RingCentral, Inc., Class A *	46,081	1,405,931
Riot Platforms, Inc. *	186,973	2,572,749
Roper Technologies, Inc.	62,464	32,875,428
Rubrik, Inc., Class A *	71,394	6,382,624
SailPoint, Inc. *	35,444	731,564
Salesforce, Inc.	556,603	142,629,519
Samsara, Inc., Class A *	163,410	5,905,637
SEMrush Holdings, Inc., Class A *	17,224	136,070
SentinelOne, Inc., Class A *	185,476	3,498,077
ServiceNow, Inc. *	120,115	110,200,708
ServiceTitan, Inc., Class A *	5,300	568,319
Snowflake, Inc., Class A *	193,203	46,109,828
SoundHound AI, Inc., Class A *	208,912	2,720,034
Sprinklr, Inc., Class A *	64,438	556,744
Sprout Social, Inc., Class A *	29,475	465,410
SPS Commerce, Inc. *	21,732	2,397,040
Strategy, Inc., Class A *	147,523	49,333,166
Synopsys, Inc. *	107,311	64,764,335
Telos Corp. *	25,850	159,753
Tenable Holdings, Inc. *	73,191	2,263,066
Teradata Corp. *	54,646	1,146,473
Terawulf, Inc. *	178,107	1,683,111
Tucows, Inc., Class A *	7,627	139,422
Twilio, Inc., Class A *	89,005	9,399,818
Tyler Technologies, Inc. *	24,905	14,018,526
UiPath, Inc., Class A *	244,075	2,714,114
Unisys Corp. *	25,000	97,750
Unity Software, Inc. *	175,446	6,914,327
Varonis Systems, Inc. *	63,710	3,760,164
Verint Systems, Inc. *	36,142	736,935
VeriSign, Inc.	49,009	13,397,590
Vertex, Inc., Class A *	34,520	891,306
Weave Communications, Inc. *	23,899	185,934
Workday, Inc., Class A *	125,401	28,945,059
Workiva, Inc. *	29,784	2,449,436
Xperi, Inc. *	25,564	153,384
Yext, Inc. *	59,457	540,464
Zeta Global Holdings Corp., Class A *	124,059	2,436,519
Zoom Communications, Inc., Class A *	152,772	12,438,696
Zscaler, Inc. *	55,305	15,322,250
		4,321,545,812

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 7.7%
908 Devices, Inc. *	15,500	96,875
ADTRAN Holdings, Inc. *	39,886	374,131
Advanced Energy Industries, Inc.	21,689	3,246,410
Aeva Technologies, Inc. *	19,296	285,677
Amphenol Corp., Class A	701,569	76,372,801
Apple, Inc.	8,662,759	2,010,972,874
Arista Networks, Inc. *	597,015	81,522,398
Arlo Technologies, Inc. *	64,276	1,119,045
Arrow Electronics, Inc. *	30,420	3,842,959
Avnet, Inc.	49,735	2,714,039
Badger Meter, Inc.	16,933	3,097,384
Bel Fuse, Inc., Class B	7,025	945,284
Belden, Inc.	22,968	2,990,434
Benchmark Electronics, Inc.	20,116	816,508
Calix, Inc. *	33,724	2,004,892
CDW Corp.	76,527	12,608,589
Ciena Corp. *	83,369	7,834,185
Cisco Systems, Inc.	2,306,699	159,369,834
Clearfield, Inc. *	6,800	221,816
Cognex Corp.	99,403	4,367,768
Coherent Corp. *	89,634	8,109,188
CommScope Holding Co., Inc. *	124,871	2,002,931
Corning, Inc.	446,930	29,957,718
Corsair Gaming, Inc. *	25,300	225,929
Crane NXT Co.	27,859	1,664,018
CTS Corp.	17,456	741,705
Daktronics, Inc. *	22,690	393,672
Dell Technologies, Inc., Class C	173,300	21,168,595
Diebold Nixdorf, Inc. *	21,264	1,299,443
Digi International, Inc. *	20,614	715,718
ePlus, Inc.	14,708	1,064,418
Evolv Technologies Holdings, Inc. *	63,972	527,129
Extreme Networks, Inc. *	73,469	1,570,767
F5, Inc. *	33,200	10,396,248
Fabrinet *	20,585	6,819,605
Flex Ltd. *	221,291	11,865,623
Harmonic, Inc. *	64,534	620,817
Hewlett Packard Enterprise Co.	759,758	17,147,738
HP, Inc.	546,290	15,591,117
Insight Enterprises, Inc. *	15,635	2,035,052
IonQ, Inc. *	137,824	5,890,598
IPG Photonics Corp. *	15,217	1,245,055
Itron, Inc. *	26,712	3,283,973
Jabil, Inc.	62,185	12,737,354
Keysight Technologies, Inc. *	99,644	16,284,819
Kimball Electronics, Inc. *	14,244	411,224
Knowles Corp. *	50,285	1,073,585
Lightwave Logic, Inc. *(a)	80,416	270,198
Littelfuse, Inc.	14,205	3,690,885
Lumentum Holdings, Inc. *	39,885	5,297,127
Methode Electronics, Inc.	20,778	160,614
MicroVision, Inc. *(a)	99,160	114,034
Mirion Technologies, Inc. *	107,073	2,194,996
Motorola Solutions, Inc.	96,909	45,785,626
Napco Security Technologies, Inc.	21,098	802,779
NetApp, Inc.	116,978	13,193,949
NETGEAR, Inc. *	16,629	451,810
NetScout Systems, Inc. *	43,523	1,083,287
nLight, Inc. *	30,949	891,331
Novanta, Inc. *	21,190	2,466,728
OSI Systems, Inc. *	9,360	2,153,268
Ouster, Inc. *	27,594	787,257
PAR Technology Corp. *	24,475	1,252,630
PC Connection, Inc.	6,985	448,507
Plexus Corp. *	15,143	2,074,742
Pure Storage, Inc., Class A *	181,125	14,057,111
SECURITY	NUMBER OF SHARES	VALUE ($)
Ralliant Corp. *	65,466	2,737,133
Ribbon Communications, Inc. *	51,604	210,544
Rogers Corp. *	9,462	742,389
Sandisk Corp. *	77,334	4,057,715
Sanmina Corp. *	30,803	3,619,969
ScanSource, Inc. *	13,215	576,835
Seagate Technology Holdings PLC	123,095	20,606,103
SmartRent, Inc. *	98,332	145,531
Super Micro Computer, Inc. *	297,906	12,375,015
TD SYNNEX Corp.	43,168	6,391,886
TE Connectivity PLC	172,242	35,567,973
Teledyne Technologies, Inc. *	27,193	14,634,457
Trimble, Inc. *	138,421	11,187,185
TTM Technologies, Inc. *	60,523	2,697,510
Ubiquiti, Inc.	2,402	1,268,568
Viasat, Inc. *	52,757	1,705,634
Viavi Solutions, Inc. *	128,645	1,451,116
Vishay Intertechnology, Inc.	63,579	982,931
Vontier Corp.	85,421	3,665,415
Western Digital Corp.	203,288	16,332,158
Xerox Holdings Corp.	69,555	276,829
Zebra Technologies Corp., Class A *	29,185	9,254,272
		2,797,311,989

Telecommunication Services 0.9%
Anterix, Inc. *	11,166	265,081
Array Digital Infrastructure, Inc.	7,821	421,004
AST SpaceMobile, Inc., Class A *	110,700	5,417,658
AT&T, Inc.	4,174,893	122,282,616
ATN International, Inc.	6,200	105,400
Bandwidth, Inc., Class A *	12,880	193,200
Cogent Communications Holdings, Inc.	25,858	988,551
Frontier Communications Parent, Inc. *	128,535	4,766,078
GCI Liberty, Inc. *(d)	47,809	0
GCI Liberty, Inc., Class C *	14,761	540,843
Globalstar, Inc. *	28,317	847,528
Gogo, Inc. *	34,680	380,786
IDT Corp., Class B	11,647	746,223
Iridium Communications, Inc.	62,774	1,562,445
Liberty Global Ltd., Class C *	183,064	2,187,615
Liberty Latin America Ltd., Class C *	91,907	757,314
Lumen Technologies, Inc. *	589,912	2,931,863
Shenandoah Telecommunications Co.	29,559	391,657
Telephone & Data Systems, Inc.	57,991	2,324,859
T-Mobile U.S., Inc.	276,403	69,650,792
Uniti Group, Inc.	76,664	482,983
Verizon Communications, Inc.	2,444,445	108,117,802
		325,362,298

Transportation 1.4%
Alaska Air Group, Inc. *	68,974	4,330,188
Allegiant Travel Co. *	8,571	537,059
American Airlines Group, Inc. *	378,401	5,059,221
ArcBest Corp.	13,273	979,017
Avis Budget Group, Inc. *	9,564	1,513,312
CH Robinson Worldwide, Inc.	68,517	8,818,138
Covenant Logistics Group, Inc., Class A	8,844	213,406
CSX Corp.	1,092,310	35,510,998
Delta Air Lines, Inc.	378,525	23,385,275
Expeditors International of Washington, Inc.	79,176	9,543,875
FedEx Corp.	127,715	29,511,105
Forward Air Corp. *	10,903	327,417
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Frontier Group Holdings, Inc. *	46,940	230,006
FTAI Infrastructure, Inc.	76,109	365,323
Genco Shipping & Trading Ltd.	24,986	420,764
GXO Logistics, Inc. *	65,029	3,423,777
Heartland Express, Inc.	26,603	228,520
Hertz Global Holdings, Inc. *	70,433	403,581
Hub Group, Inc., Class A	36,665	1,372,004
JB Hunt Transport Services, Inc.	45,797	6,640,107
JetBlue Airways Corp. *	175,799	940,525
Joby Aviation, Inc. *	292,432	4,137,913
Kirby Corp. *	32,986	3,206,239
Knight-Swift Transportation Holdings, Inc.	93,748	4,115,537
Landstar System, Inc.	20,228	2,676,771
Lyft, Inc., Class A *	213,995	3,470,999
Marten Transport Ltd.	33,522	396,900
Matson, Inc.	19,027	1,979,759
Norfolk Southern Corp.	130,629	36,573,507
Old Dominion Freight Line, Inc.	107,789	16,272,905
Proficient Auto Logistics, Inc. *	11,746	92,793
RXO, Inc. *	86,978	1,420,351
Ryder System, Inc.	24,063	4,512,294
Saia, Inc. *	15,410	4,568,449
Schneider National, Inc., Class B	26,799	662,471
SkyWest, Inc. *	23,397	2,840,396
Southwest Airlines Co.	330,323	10,867,627
Sun Country Airlines Holdings, Inc. *	22,751	301,451
Uber Technologies, Inc. *	1,212,675	113,688,281
U-Haul Holding Co., Non Voting Shares	64,171	3,352,293
Union Pacific Corp.	346,928	77,562,693
United Airlines Holdings, Inc. *	189,290	19,875,450
United Parcel Service, Inc., Class B	425,362	37,193,653
Universal Logistics Holdings, Inc.	3,740	97,016
Werner Enterprises, Inc.	36,628	1,056,718
Wheels Up Experience, Inc. *(a)	73,512	215,390
XPO, Inc. *	68,504	8,884,969
		493,776,443

Utilities 2.3%
AES Corp.	420,018	5,687,044
ALLETE, Inc.	34,490	2,212,533
Alliant Energy Corp.	147,767	9,615,199
Ameren Corp.	155,801	15,545,824
American Electric Power Co., Inc.	309,398	34,349,366
American States Water Co.	22,355	1,666,118
American Water Works Co., Inc.	112,759	16,182,044
Atmos Energy Corp.	92,262	15,327,486
Avista Corp.	47,596	1,739,158
Black Hills Corp.	40,487	2,421,527
California Water Service Group	35,062	1,645,460
CenterPoint Energy, Inc.	378,597	14,276,893
Chesapeake Utilities Corp.	13,497	1,667,959
Clearway Energy, Inc., Class C	66,245	1,974,763
CMS Energy Corp.	173,438	12,412,958
Consolidated Edison, Inc.	209,041	20,534,097
Constellation Energy Corp.	182,146	56,097,325
Dominion Energy, Inc.	494,164	29,600,424
DTE Energy Co.	119,827	16,374,360
Duke Energy Corp.	450,835	55,222,779
Edison International	223,393	12,539,049
Entergy Corp.	259,224	22,835,042
Essential Utilities, Inc.	151,163	5,972,450
Evergy, Inc.	134,404	9,577,629
Eversource Energy	213,867	13,702,459
Exelon Corp.	586,881	25,634,962
FirstEnergy Corp.	296,239	12,921,945
SECURITY	NUMBER OF SHARES	VALUE ($)
H2O America	17,281	870,444
Hawaiian Electric Industries, Inc. *	95,401	1,236,397
IDACORP, Inc.	30,691	3,839,444
MDU Resources Group, Inc.	116,115	1,891,513
MGE Energy, Inc.	20,338	1,731,781
Middlesex Water Co.	9,815	525,495
Montauk Renewables, Inc. *	51,815	111,402
National Fuel Gas Co.	52,218	4,529,389
New Jersey Resources Corp.	58,280	2,756,061
NextEra Energy, Inc.	1,193,364	85,981,876
NiSource, Inc.	270,797	11,446,589
Northwest Natural Holding Co.	24,358	1,011,588
Northwestern Energy Group, Inc.	36,158	2,079,447
NRG Energy, Inc.	113,070	16,458,469
OGE Energy Corp.	117,008	5,225,577
Oklo, Inc. *	51,484	3,791,282
ONE Gas, Inc.	35,351	2,704,351
Ormat Technologies, Inc.	33,059	3,037,791
Otter Tail Corp.	23,894	2,006,857
PG&E Corp.	1,277,049	19,513,309
Pinnacle West Capital Corp.	69,024	6,167,985
Portland General Electric Co.	64,265	2,749,257
PPL Corp.	430,529	15,701,393
Public Service Enterprise Group, Inc.	289,142	23,805,061
Sempra	377,919	31,200,993
Southern Co.	637,873	58,875,678
Southwest Gas Holdings, Inc.	34,212	2,732,855
Spire, Inc.	34,157	2,616,426
Talen Energy Corp. *	26,292	9,962,565
TXNM Energy, Inc.	53,362	3,022,424
UGI Corp.	123,491	4,277,728
Unitil Corp.	8,367	392,914
Vistra Corp.	196,977	37,250,320
WEC Energy Group, Inc.	184,878	19,691,356
Xcel Energy, Inc.	335,029	24,252,749
York Water Co.	7,252	225,320
		831,410,939
Total Common Stocks (Cost $17,304,020,558)		36,074,068,903

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (e)	14,284,706	14,284,706
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (e)(f)	41,550,382	41,550,382
		55,835,088
Total Short-Term Investments (Cost $55,835,088)		55,835,088
Total Investments in Securities (Cost $17,359,855,646)		36,129,903,991

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/19/25	45	5,332,050	185,199
S&P 500 Index, e-mini, expires 09/19/25	135	43,691,063	197,251
			382,450

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $39,594,700.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended August 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2024, and/or Value and Balance of Shares Held at August 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/25	BALANCE OF SHARES HELD AT 8/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.	$—	$2,106	($39,557 )	($148,016 )	$68,394	$—	—	$—

Consumer Durables & Apparel 0.0%
Tupperware Brands Corp.	27,290	42	(1,253)	(49,977)	23,898	—	—	—

Consumer Services 0.0%
Cracker Barrel Old Country Store Inc	—	766,865	(829,087)	(1,008,240)	1,297,994	—	—	9,739

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	439,287	11,034	(6,229)	2,662	47,220	—	—	5,136
Service Properties Trust	—	174,672	(172,104)	(198,014)	38,267	242,390	89,774	4,175
						242,390

Financial Services 0.3%
Charles Schwab Corp.	54,379,072	14,864,786	(2,535,775)	797,849	26,875,575	94,381,507	984,782	997,228

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	329,741	10,603	(98,231)	66,796	(63,495)	—	—	—
Total	$55,175,390	$15,830,108	($3,682,236 )	($536,940 )	$28,287,853	$94,623,897		$1,016,278
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$28,069,965,666	$—	$—	$28,069,965,666
Health Care Equipment & Services	1,385,325,854	—	0 *	1,385,325,854
Pharmaceuticals, Biotechnology & Life Sciences	1,971,869,026	—	247	1,971,869,273
Software & Services	4,321,545,812	—	0 *	4,321,545,812
Telecommunication Services	325,362,298	—	0 *	325,362,298
Short-Term Investments[1]	55,835,088	—	—	55,835,088
Futures Contracts[2]	382,450	—	—	382,450
Total	$36,130,286,194	$—	$247	$36,130,286,441

*	Level 3 amount shown includes securities determined to have no value at August 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $52,334,863)		$94,623,897
Investments in securities, at value - unaffiliated issuers (cost $17,307,520,783) including securities on loan of $39,594,700		36,035,280,094
Cash		87,702
Deposit with broker for futures contracts		4,452,056
Receivables:
Dividends		33,896,095
Fund shares sold		11,215,606
Income from securities on loan		250,492
Investments sold	+	60,798
Total assets		36,179,866,740

Liabilities
Collateral held for securities on loan		41,550,382
Payables:
Investments bought		10,257,862
Management fees		938,882
Variation margin on futures contracts		309,386
Deferred dividend income	+	87,750
Total liabilities		53,144,262
Net assets		$36,126,722,478

Net Assets by Source
Capital received from investors		$18,195,036,585
Total distributable earnings	+	17,931,685,893
Net assets		$36,126,722,478

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$36,126,722,478		1,449,500,000		$24.92

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Statement of Operations

For the period September 1, 2024 through August 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $119,578)		$416,923,283
Dividends received from securities - affiliated issuers		1,016,278
Other Interest		145,996
Securities on loan, net	+	2,016,689
Total investment income		420,102,246

Expenses
Management fees		9,764,090
Total expenses	–	9,764,090
Net investment income		410,338,156

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(1,446,007)
Net realized losses on sales of securities - unaffiliated issuers		(215,035,898)
Net realized gains on sales of in-kind redemptions - affiliated issuers		909,067
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		410,571,685
Net realized gains on futures contracts	+	5,319,452
Net realized gains		200,318,299
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		28,287,853
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		4,287,126,772
Net change in unrealized appreciation (depreciation) on futures contracts	+	(560,750)
Net change in unrealized appreciation (depreciation)		4,314,853,875
Net realized and unrealized gains		4,515,172,174
Increase in net assets resulting from operations		$4,925,510,330
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/24-8/31/25		9/1/23-8/31/24
Net investment income		$410,338,156	$366,586,374
Net realized gains (losses)		200,318,299	(69,335,355)
Net change in unrealized appreciation (depreciation)	+	4,314,853,875	5,952,856,970
Increase in net assets resulting from operations		$4,925,510,330	$6,250,107,989

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($409,095,490 )	($365,831,010 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		72,300,000	$1,613,715,983	74,400,000	$1,443,925,895
Shares redeemed	+	(30,100,000)	(664,475,028)	(6,750,000)	(122,444,553)
Net transactions in fund shares		42,200,000	$949,240,955	67,650,000	$1,321,481,342

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,407,300,000	$30,661,066,683	1,339,650,000	$23,455,308,362
Total increase	+	42,200,000	5,465,655,795	67,650,000	7,205,758,321
End of period		1,449,500,000	$36,126,722,478	1,407,300,000	$30,661,066,683

[1]
For the period ended August 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]
Per-Share Data
Net asset value at beginning of period	$27.15	$21.74	$19.15	$22.41	$17.25
Income (loss) from investment operations:
Net investment income (loss)[2]	0.35	0.33	0.32	0.29	0.28
Net realized and unrealized gains (losses)	4.00	5.41	2.58	(3.26)	5.17
Total from investment operations	4.35	5.74	2.90	(2.97)	5.45
Less distributions:
Distributions from net investment income	(0.35)	(0.33)	(0.31)	(0.29)	(0.29)
Net asset value at end of period	$31.15	$27.15	$21.74	$19.15	$22.41
Total return	16.14%	26.68%	15.31%	(13.36%)	31.95%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%[3]	0.05%	0.05%	0.05%[4]	0.05%
Net investment income (loss)	1.24%	1.37%	1.61%	1.36%	1.43%
Portfolio turnover rate[5]	3%	3%	4%	4%	5%
Net assets, end of period (x 1,000,000)	$4,504	$3,736	$2,939	$2,235	$2,090

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]
Effective June 10, 2025, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended August 31, 2025, is a blended ratio (see financial note 3 for additional information).

[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.9%
Aptiv PLC *	16,341	1,299,600
Autoliv, Inc.	5,327	660,921
BorgWarner, Inc.	16,289	696,518
Ford Motor Co.	293,585	3,455,495
General Motors Co.	72,278	4,234,768
Gentex Corp.	17,117	479,447
Harley-Davidson, Inc.	7,982	232,436
Lear Corp.	3,967	436,370
Lucid Group, Inc. *(a)	91,280	180,734
Modine Manufacturing Co. *	3,881	528,321
Rivian Automotive, Inc., Class A *	61,555	835,301
Tesla, Inc. *	210,851	70,396,823
Thor Industries, Inc.	3,918	429,413
		83,866,147

Banks 3.7%
Bank of America Corp.	492,841	25,006,752
BOK Financial Corp.	1,638	182,490
Cadence Bank	14,002	527,035
Citigroup, Inc.	140,449	13,563,160
Citizens Financial Group, Inc.	32,429	1,695,388
Columbia Banking System, Inc.	22,501	602,352
Comerica, Inc.	10,069	710,670
Commerce Bancshares, Inc.	9,219	571,025
Cullen/Frost Bankers, Inc.	4,895	631,602
East West Bancorp, Inc.	10,306	1,083,573
Fifth Third Bancorp	50,076	2,291,979
First Citizens BancShares, Inc., Class A	824	1,634,742
First Financial Bankshares, Inc.	9,480	352,372
First Horizon Corp.	37,764	853,466
FNB Corp.	26,670	445,122
Glacier Bancorp, Inc.	8,916	438,221
Home BancShares, Inc.	14,098	419,556
Huntington Bancshares, Inc.	109,620	1,952,332
JPMorgan Chase & Co.	209,104	63,028,128
KeyCorp	74,164	1,435,815
M&T Bank Corp.	12,081	2,436,254
Old National Bancorp	24,594	562,957
Pinnacle Financial Partners, Inc.	5,798	563,682
PNC Financial Services Group, Inc.	29,732	6,167,606
Popular, Inc.	5,258	660,615
Prosperity Bancshares, Inc.	7,087	489,924
Regions Financial Corp.	67,862	1,858,740
SouthState Corp.	7,539	769,430
Synovus Financial Corp.	10,466	540,150
Truist Financial Corp.	98,734	4,622,726
U.S. Bancorp	117,207	5,723,218
UMB Financial Corp.	5,348	651,921
United Bankshares, Inc.	10,709	410,583
Webster Financial Corp.	12,803	796,603
Wells Fargo & Co.	244,848	20,121,609
Western Alliance Bancorp	8,195	733,862
Wintrust Financial Corp.	4,983	684,116
Zions Bancorp NA	11,371	659,632
		165,879,408

Capital Goods 6.7%
3M Co.	40,497	6,298,498
A.O. Smith Corp.	8,906	634,909
AAON, Inc.	5,036	417,736
Acuity, Inc.	2,316	756,105
SECURITY	NUMBER OF SHARES	VALUE ($)
Advanced Drainage Systems, Inc.	5,372	773,407
AECOM	9,942	1,241,656
AeroVironment, Inc. *	2,392	577,309
AGCO Corp.	4,575	494,969
Air Lease Corp.	8,001	481,740
Allegion PLC	6,453	1,095,719
Allison Transmission Holdings, Inc.	6,335	553,109
AMETEK, Inc.	17,363	3,208,682
API Group Corp. *	27,751	990,156
Applied Industrial Technologies, Inc.	2,912	767,545
Armstrong World Industries, Inc.	3,221	630,575
ATI, Inc. *	10,630	824,250
Axon Enterprise, Inc. *	5,566	4,159,416
Boeing Co. *	56,696	13,305,417
Boise Cascade Co.	2,913	253,431
Builders FirstSource, Inc. *	8,288	1,149,380
BWX Technologies, Inc.	6,936	1,123,909
Carlisle Cos., Inc.	3,244	1,251,827
Carrier Global Corp.	59,988	3,911,218
Caterpillar, Inc.	35,413	14,839,464
CNH Industrial NV	65,089	745,269
Comfort Systems USA, Inc.	2,664	1,873,804
Core & Main, Inc., Class A *	14,303	925,690
Crane Co.	3,707	686,907
CSW Industrials, Inc.	1,291	353,140
Cummins, Inc.	10,379	4,135,409
Curtiss-Wright Corp.	2,834	1,355,077
Deere & Co.	18,993	9,090,810
Donaldson Co., Inc.	9,080	723,404
Dover Corp.	10,319	1,845,656
Dycom Industries, Inc. *	2,195	554,172
Eaton Corp. PLC	29,434	10,276,587
EMCOR Group, Inc.	3,364	2,085,680
Emerson Electric Co.	42,255	5,577,660
Esab Corp.	4,321	498,514
Everus Construction Group, Inc. *	3,723	292,032
Fastenal Co.	86,308	4,286,055
Federal Signal Corp.	4,667	573,994
Ferguson Enterprises, Inc.	14,929	3,450,838
Flowserve Corp.	9,645	517,551
Fluor Corp. *	12,319	505,325
Fortive Corp.	25,521	1,221,435
Fortune Brands Innovations, Inc.	9,219	539,496
FTAI Aviation Ltd.	7,701	1,184,799
GATX Corp.	2,761	464,704
GE Vernova, Inc.	20,528	12,583,048
Generac Holdings, Inc. *	4,419	818,620
General Dynamics Corp.	18,941	6,147,680
General Electric Co.	80,235	22,080,672
Graco, Inc.	12,543	1,071,047
HEICO Corp.	7,468	2,330,165
Hexcel Corp.	5,961	376,437
Honeywell International, Inc.	48,327	10,607,776
Howmet Aerospace, Inc.	30,431	5,298,037
Hubbell, Inc.	4,045	1,743,355
Huntington Ingalls Industries, Inc.	2,934	794,498
IDEX Corp.	5,640	927,780
Illinois Tool Works, Inc.	20,038	5,303,057
Ingersoll Rand, Inc.	30,326	2,408,794
ITT, Inc.	5,964	1,015,371
Johnson Controls International PLC	49,492	5,290,200
L3Harris Technologies, Inc.	14,050	3,900,561
Lennox International, Inc.	2,416	1,347,790
Leonardo DRS, Inc.	5,846	243,544
Lincoln Electric Holdings, Inc.	4,177	1,013,466
Loar Holdings, Inc. *	2,037	143,934
Lockheed Martin Corp.	15,674	7,141,545
Masco Corp.	15,859	1,163,892
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MasTec, Inc. *	4,566	829,597
Middleby Corp. *	4,091	559,853
Moog, Inc., Class A	2,137	418,531
Mueller Industries, Inc.	8,480	813,571
NEXTracker, Inc., Class A *	10,975	738,179
Nordson Corp.	4,105	923,994
Northrop Grumman Corp.	10,197	6,016,638
nVent Electric PLC	12,451	1,125,446
Oshkosh Corp.	4,799	668,837
Otis Worldwide Corp.	29,671	2,562,981
Owens Corning	6,400	961,088
PACCAR, Inc.	39,562	3,955,409
Parker-Hannifin Corp.	9,614	7,300,391
Pentair PLC	12,311	1,323,802
Quanta Services, Inc.	11,188	4,228,616
QXO, Inc. *	36,233	729,370
RBC Bearings, Inc. *	2,388	931,224
Regal Rexnord Corp.	5,043	753,071
Rockwell Automation, Inc.	8,462	2,906,105
RTX Corp.	100,577	15,951,512
Sensata Technologies Holding PLC	11,301	367,735
Simpson Manufacturing Co., Inc.	3,173	606,424
SiteOne Landscape Supply, Inc. *	3,381	484,294
Snap-on, Inc.	3,942	1,282,096
SPX Technologies, Inc. *	3,751	701,850
Stanley Black & Decker, Inc.	11,689	868,376
Textron, Inc.	13,649	1,094,104
Timken Co.	4,732	365,452
Toro Co.	7,497	607,707
Trane Technologies PLC	16,813	6,987,483
TransDigm Group, Inc.	4,229	5,915,864
Trex Co., Inc. *	8,177	503,949
UFP Industries, Inc.	4,542	458,606
United Rentals, Inc.	4,901	4,687,022
Valmont Industries, Inc.	1,517	556,921
Vertiv Holdings Co., Class A	28,678	3,657,879
Watsco, Inc.	2,643	1,063,490
Watts Water Technologies, Inc., Class A	2,054	568,753
WESCO International, Inc.	3,374	741,740
Westinghouse Air Brake Technologies Corp.	12,823	2,481,251
WillScot Holdings Corp.	13,766	333,688
Woodward, Inc.	4,510	1,113,158
WW Grainger, Inc.	3,289	3,333,402
Xylem, Inc.	18,312	2,592,247
Zurn Elkay Water Solutions Corp.	10,551	478,593
		302,806,003

Commercial & Professional Services 1.3%
Amentum Holdings, Inc. *	11,243	280,513
Automatic Data Processing, Inc.	30,538	9,285,079
Booz Allen Hamilton Holding Corp., Class A	9,473	1,029,905
Broadridge Financial Solutions, Inc.	8,796	2,248,434
CACI International, Inc., Class A *	1,638	785,781
Casella Waste Systems, Inc., Class A *	4,706	463,823
Cintas Corp.	25,802	5,419,194
Clarivate PLC *	31,262	135,990
Clean Harbors, Inc. *	3,807	922,094
Concentrix Corp.	3,465	182,813
Copart, Inc. *	66,133	3,227,952
Dayforce, Inc. *	12,023	838,845
Equifax, Inc.	9,360	2,305,368
ExlService Holdings, Inc. *	12,061	528,031
Exponent, Inc.	3,717	265,319
FTI Consulting, Inc. *	2,516	424,298
Genpact Ltd.	11,895	539,319
SECURITY	NUMBER OF SHARES	VALUE ($)
Jacobs Solutions, Inc.	9,001	1,316,216
KBR, Inc.	9,781	493,549
Leidos Holdings, Inc.	9,670	1,749,496
Maximus, Inc.	4,341	381,661
MSA Safety, Inc.	2,927	499,346
Parsons Corp. *	3,472	278,107
Paychex, Inc.	24,177	3,371,604
Paycom Software, Inc.	3,662	831,823
Paylocity Holding Corp. *	3,292	590,025
RB Global, Inc.	13,859	1,587,410
Republic Services, Inc.	15,318	3,583,952
Robert Half, Inc.	7,531	281,057
Rollins, Inc.	21,325	1,205,716
Science Applications International Corp.	3,677	432,783
SS&C Technologies Holdings, Inc.	16,090	1,426,539
Tetra Tech, Inc.	19,913	725,231
TransUnion	14,783	1,306,817
Veralto Corp.	18,624	1,977,683
Verisk Analytics, Inc.	10,508	2,817,405
Waste Management, Inc.	27,553	6,237,724
		59,976,902

Consumer Discretionary Distribution & Retail 5.7%
Abercrombie & Fitch Co., Class A *	3,498	327,168
Amazon.com, Inc. *	710,923	162,801,367
AutoNation, Inc. *	1,837	402,450
AutoZone, Inc. *	1,263	5,302,743
Bath & Body Works, Inc.	16,013	467,740
Best Buy Co., Inc.	14,651	1,078,900
Burlington Stores, Inc. *	4,782	1,390,032
CarMax, Inc. *	11,602	711,783
Carvana Co. *	9,342	3,474,477
Dick's Sporting Goods, Inc.	4,219	897,803
eBay, Inc.	34,713	3,145,345
Etsy, Inc. *	7,811	414,061
Floor & Decor Holdings, Inc., Class A *	8,054	659,784
GameStop Corp., Class A *	30,321	679,493
Gap, Inc.	16,430	361,624
Genuine Parts Co.	10,503	1,463,383
Home Depot, Inc.	74,771	30,414,600
Lithia Motors, Inc.	1,932	650,466
LKQ Corp.	19,607	639,580
Lowe's Cos., Inc.	42,083	10,859,939
Murphy USA, Inc.	1,361	512,416
Ollie's Bargain Outlet Holdings, Inc. *	4,680	593,611
O'Reilly Automotive, Inc. *	64,296	6,666,209
Penske Automotive Group, Inc.	1,426	262,969
Pool Corp.	2,869	891,427
Ross Stores, Inc.	24,725	3,638,531
TJX Cos., Inc.	83,983	11,472,918
Tractor Supply Co.	39,982	2,469,288
Ulta Beauty, Inc. *	3,391	1,670,847
Valvoline, Inc. *	9,655	374,421
Williams-Sonoma, Inc.	9,221	1,735,300
		256,430,675

Consumer Durables & Apparel 0.8%
Brunswick Corp.	4,820	306,504
Champion Homes, Inc. *	3,891	293,615
Columbia Sportswear Co.	2,283	127,209
Crocs, Inc. *	4,167	363,362
Deckers Outdoor Corp. *	11,475	1,372,754
DR Horton, Inc.	20,770	3,520,100
Garmin Ltd.	11,571	2,798,099
Hasbro, Inc.	10,024	813,648
Installed Building Products, Inc.	1,768	462,898
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
KB Home	5,286	335,925
Lennar Corp., Class A	18,244	2,429,006
Lululemon Athletica, Inc. *	8,284	1,675,025
Mattel, Inc. *	24,290	444,507
Meritage Homes Corp.	5,525	429,237
Mohawk Industries, Inc. *	3,908	518,553
NIKE, Inc., Class B	88,544	6,850,649
NVR, Inc. *	220	1,785,883
PulteGroup, Inc.	15,158	2,001,159
PVH Corp.	3,583	302,119
Ralph Lauren Corp.	2,995	889,305
SharkNinja, Inc. *	5,076	593,689
Skechers USA, Inc., Class A *	9,935	626,700
Somnigroup International, Inc.	15,750	1,322,212
Tapestry, Inc.	15,706	1,599,185
Taylor Morrison Home Corp. *	7,725	520,433
Toll Brothers, Inc.	7,598	1,056,122
TopBuild Corp. *	2,168	912,208
VF Corp.	24,675	373,333
Whirlpool Corp. (a)	4,247	395,608
		35,119,047

Consumer Services 2.2%
ADT, Inc.	35,692	310,877
Airbnb, Inc., Class A *	32,498	4,241,964
Aramark	19,632	767,808
Booking Holdings, Inc.	2,457	13,756,866
Boyd Gaming Corp.	4,536	389,461
Bright Horizons Family Solutions, Inc. *	4,227	498,955
Caesars Entertainment, Inc. *	16,160	432,603
Carnival Corp. *	78,700	2,509,743
Cava Group, Inc. *	6,315	426,578
Chipotle Mexican Grill, Inc. *	101,245	4,266,464
Choice Hotels International, Inc. (a)	1,752	209,504
Churchill Downs, Inc.	5,547	575,390
Darden Restaurants, Inc.	8,775	1,815,899
Domino's Pizza, Inc.	2,593	1,188,372
DoorDash, Inc., Class A *	25,777	6,321,809
DraftKings, Inc., Class A *	37,303	1,789,798
Duolingo, Inc. *	2,921	870,049
Expedia Group, Inc.	9,144	1,964,131
Flutter Entertainment PLC *	13,285	4,080,754
H&R Block, Inc.	10,000	503,500
Hilton Worldwide Holdings, Inc.	17,868	4,932,640
Hyatt Hotels Corp., Class A	3,154	455,059
Las Vegas Sands Corp.	25,451	1,466,741
Life Time Group Holdings, Inc. *	9,457	264,039
Light & Wonder, Inc. *	6,343	586,537
Marriott International, Inc., Class A	17,150	4,593,799
McDonald's Corp.	53,822	16,875,350
MGM Resorts International *	15,484	614,560
Norwegian Cruise Line Holdings Ltd. *	34,084	846,647
Planet Fitness, Inc., Class A *	6,305	660,764
Royal Caribbean Cruises Ltd.	18,788	6,824,177
Service Corp. International	10,710	848,768
Starbucks Corp.	85,502	7,540,421
Texas Roadhouse, Inc.	5,035	868,789
Vail Resorts, Inc.	2,776	454,709
Viking Holdings Ltd. *	13,010	827,696
Wingstop, Inc.	2,077	681,505
Wyndham Hotels & Resorts, Inc.	5,891	510,220
Wynn Resorts Ltd.	6,689	847,831
Yum! Brands, Inc.	20,884	3,069,322
		100,690,099

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	30,383	591,253
BJ's Wholesale Club Holdings, Inc. *	9,887	965,762
Casey's General Stores, Inc.	2,808	1,388,612
Costco Wholesale Corp.	33,399	31,505,945
Dollar General Corp.	16,571	1,802,262
Dollar Tree, Inc. *	14,860	1,622,266
Kroger Co.	46,122	3,128,917
Maplebear, Inc. *	12,222	530,068
Performance Food Group Co. *	11,698	1,186,177
Sprouts Farmers Market, Inc. *	7,351	1,033,110
Sysco Corp.	36,362	2,926,050
Target Corp.	34,288	3,290,962
U.S. Foods Holding Corp. *	17,380	1,348,688
Walmart, Inc.	324,987	31,517,239
		82,837,311

Energy 3.0%
Antero Midstream Corp.	25,349	450,959
Antero Resources Corp. *	22,037	703,421
APA Corp.	27,210	631,816
Baker Hughes Co.	74,710	3,391,834
Cheniere Energy, Inc.	16,665	4,029,930
Chevron Corp.	144,242	23,165,265
Chord Energy Corp.	4,342	477,142
Civitas Resources, Inc.	6,598	242,674
ConocoPhillips	94,999	9,402,051
Coterra Energy, Inc.	57,423	1,403,418
Devon Energy Corp.	48,360	1,745,796
Diamondback Energy, Inc.	14,027	2,086,657
DT Midstream, Inc.	7,648	796,769
EOG Resources, Inc.	41,081	5,127,730
EQT Corp.	45,056	2,335,703
Expand Energy Corp.	16,288	1,576,353
Exxon Mobil Corp.	324,371	37,072,362
Halliburton Co.	64,688	1,470,358
HF Sinclair Corp.	12,065	613,867
Kinder Morgan, Inc.	145,787	3,933,333
Marathon Petroleum Corp.	23,119	4,154,715
Matador Resources Co.	8,807	443,521
Murphy Oil Corp.	10,273	255,387
Noble Corp. PLC	9,792	282,205
NOV, Inc.	28,485	378,566
Occidental Petroleum Corp.	53,292	2,537,232
ONEOK, Inc.	46,989	3,589,020
Ovintiv, Inc.	19,526	822,435
Permian Resources Corp.	47,406	677,432
Phillips 66	30,640	4,092,891
Range Resources Corp.	18,159	622,309
Schlumberger NV	112,832	4,156,731
Targa Resources Corp.	16,313	2,736,669
TechnipFMC PLC	31,493	1,157,683
Texas Pacific Land Corp.	1,425	1,330,209
Valero Energy Corp.	23,564	3,581,964
Weatherford International PLC	5,384	342,988
Williams Cos., Inc.	91,908	5,319,635
		137,139,030

Equity Real Estate Investment Trusts (REITs) 2.0%
Agree Realty Corp.	8,237	599,159
Alexandria Real Estate Equities, Inc.	11,573	954,078
American Homes 4 Rent, Class A	23,981	858,999
American Tower Corp.	35,235	7,182,655
Americold Realty Trust, Inc.	19,202	277,277
AvalonBay Communities, Inc.	10,671	2,089,915
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Brixmor Property Group, Inc.	23,235	650,348
BXP, Inc.	10,860	787,459
Camden Property Trust	8,128	910,173
Crown Castle, Inc.	32,763	3,248,124
CubeSmart	17,129	700,919
Digital Realty Trust, Inc.	23,860	3,999,890
EastGroup Properties, Inc.	4,005	679,088
Equinix, Inc.	7,377	5,799,724
Equity LifeStyle Properties, Inc.	14,261	859,796
Equity Residential	25,874	1,710,789
Essential Properties Realty Trust, Inc.	14,826	464,350
Essex Property Trust, Inc.	4,824	1,303,493
Extra Space Storage, Inc.	15,917	2,285,363
Federal Realty Investment Trust	5,786	581,782
First Industrial Realty Trust, Inc.	9,839	517,531
Gaming & Leisure Properties, Inc.	20,563	987,230
Healthcare Realty Trust, Inc.	26,945	468,304
Healthpeak Properties, Inc.	52,666	944,828
Host Hotels & Resorts, Inc.	51,816	891,753
Invitation Homes, Inc.	43,061	1,347,379
Iron Mountain, Inc.	22,342	2,062,837
Kimco Realty Corp.	50,465	1,134,958
Kite Realty Group Trust	16,255	370,939
Lamar Advertising Co., Class A	6,729	856,265
Lineage, Inc.	4,345	182,099
Mid-America Apartment Communities, Inc.	8,763	1,277,821
Millrose Properties, Inc., Class A	9,324	329,230
NNN REIT, Inc.	14,169	607,992
Omega Healthcare Investors, Inc.	21,845	929,942
Prologis, Inc.	69,854	7,947,988
Public Storage	11,889	3,502,381
Realty Income Corp.	67,955	3,993,036
Regency Centers Corp.	12,362	896,245
Rexford Industrial Realty, Inc.	17,754	735,193
Ryman Hospitality Properties, Inc.	4,519	446,432
SBA Communications Corp.	8,112	1,661,743
Simon Property Group, Inc.	23,046	4,163,490
STAG Industrial, Inc.	13,836	509,857
Sun Communities, Inc.	8,970	1,138,024
Terreno Realty Corp.	7,755	448,006
UDR, Inc.	22,757	900,494
Ventas, Inc.	33,971	2,312,746
VICI Properties, Inc.	79,681	2,691,624
Vornado Realty Trust	12,695	482,791
Welltower, Inc.	46,733	7,864,229
Weyerhaeuser Co.	54,224	1,402,775
WP Carey, Inc.	16,527	1,108,962
		91,058,505

Financial Services 8.5%
Affiliated Managers Group, Inc.	2,121	476,843
Affirm Holdings, Inc., Class A *	19,288	1,706,216
AGNC Investment Corp.	76,983	751,354
Ally Financial, Inc.	20,760	852,198
American Express Co.	41,688	13,810,401
Ameriprise Financial, Inc.	7,194	3,703,543
Annaly Capital Management, Inc.	45,640	967,112
Apollo Global Management, Inc.	34,163	4,654,026
ARES Management Corp., Class A	15,180	2,720,256
Bank of New York Mellon Corp.	53,864	5,688,038
Berkshire Hathaway, Inc., Class B *	137,978	69,400,174
Blackrock, Inc.	10,968	12,362,472
Blackstone, Inc.	54,903	9,410,374
Block, Inc. *	41,852	3,333,093
Blue Owl Capital, Inc.	43,266	801,286
Capital One Financial Corp.	48,180	10,947,460
SECURITY	NUMBER OF SHARES	VALUE ($)
Carlyle Group, Inc.	16,130	1,041,353
Cboe Global Markets, Inc.	7,877	1,858,578
Charles Schwab Corp. (b)	127,778	12,246,244
CME Group, Inc.	27,130	7,230,416
Coinbase Global, Inc., Class A *	15,896	4,840,968
Corebridge Financial, Inc.	20,247	703,988
Corpay, Inc. *	5,337	1,738,101
Credit Acceptance Corp. *	449	231,114
Enact Holdings, Inc.	1,969	74,133
Equitable Holdings, Inc.	22,876	1,218,376
Essent Group Ltd.	7,611	477,514
Evercore, Inc., Class A	2,720	874,616
FactSet Research Systems, Inc.	2,860	1,067,695
Fidelity National Information Services, Inc.	39,453	2,754,214
FirstCash Holdings, Inc.	2,908	428,261
Fiserv, Inc. *	41,731	5,766,390
Franklin Resources, Inc.	23,269	597,083
Global Payments, Inc.	18,305	1,625,850
Goldman Sachs Group, Inc.	23,098	17,213,785
Hamilton Lane, Inc., Class A	3,239	499,907
Houlihan Lokey, Inc.	4,011	799,192
Interactive Brokers Group, Inc., Class A	32,959	2,051,368
Intercontinental Exchange, Inc.	43,144	7,619,230
Invesco Ltd.	34,055	745,464
Jack Henry & Associates, Inc.	5,452	890,094
Jackson Financial, Inc., Class A	5,453	538,756
Janus Henderson Group PLC	9,532	422,458
Jefferies Financial Group, Inc.	12,119	785,917
KKR & Co., Inc.	50,924	7,103,389
Lazard, Inc., Class A	8,689	496,663
LPL Financial Holdings, Inc.	6,017	2,193,076
MarketAxess Holdings, Inc.	2,803	515,304
Mastercard, Inc., Class A	61,047	36,340,669
MGIC Investment Corp.	17,578	489,196
Moody's Corp.	11,657	5,942,272
Morgan Stanley	93,032	13,999,455
Morningstar, Inc.	1,989	521,953
Mr. Cooper Group, Inc. *	4,869	917,953
MSCI, Inc.	5,818	3,302,995
Nasdaq, Inc.	31,119	2,948,214
Northern Trust Corp.	14,648	1,922,989
OneMain Holdings, Inc.	9,102	563,050
PayPal Holdings, Inc. *	73,216	5,139,031
PennyMac Financial Services, Inc.	2,418	266,222
Radian Group, Inc.	9,937	346,603
Raymond James Financial, Inc.	13,646	2,312,178
Rithm Capital Corp.	40,406	500,226
Robinhood Markets, Inc., Class A *	53,715	5,587,971
S&P Global, Inc.	23,605	12,945,926
SEI Investments Co.	7,076	624,669
Shift4 Payments, Inc., Class A *	5,081	459,475
SoFi Technologies, Inc. *	89,149	2,276,865
Starwood Property Trust, Inc.	25,819	523,351
State Street Corp.	21,442	2,465,187
Stifel Financial Corp.	7,667	883,928
Synchrony Financial	28,533	2,178,209
T. Rowe Price Group, Inc.	16,562	1,782,402
Toast, Inc., Class A *	32,946	1,485,865
Tradeweb Markets, Inc., Class A	8,719	1,075,576
Visa, Inc., Class A	128,753	45,292,730
Voya Financial, Inc.	7,296	547,857
WEX, Inc. *	2,550	436,943
		382,314,303

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 2.2%
Altria Group, Inc.	126,811	8,522,967
Archer-Daniels-Midland Co.	36,137	2,263,622
Brown-Forman Corp., Class B	17,562	525,806
Bunge Global SA	10,262	864,266
Campbell's Co.	14,700	469,371
Celsius Holdings, Inc. *	11,643	732,112
Coca-Cola Co.	291,385	20,102,651
Coca-Cola Consolidated, Inc.	4,497	527,228
Conagra Brands, Inc.	35,814	685,122
Constellation Brands, Inc., Class A	11,483	1,859,557
Darling Ingredients, Inc. *	11,993	407,282
Flowers Foods, Inc.	14,507	218,185
Freshpet, Inc. *	3,586	200,170
General Mills, Inc.	41,036	2,024,306
Hershey Co.	11,177	2,053,774
Hormel Foods Corp.	21,666	551,183
Ingredion, Inc.	4,774	618,424
J.M. Smucker Co.	8,011	885,296
Kellanova	20,179	1,604,230
Keurig Dr. Pepper, Inc.	102,443	2,980,067
Kraft Heinz Co.	65,304	1,826,553
Lamb Weston Holdings, Inc.	10,747	618,275
Marzetti Co.	1,441	263,127
McCormick & Co., Inc. - Non Voting Shares	19,035	1,339,493
Molson Coors Beverage Co., Class B	12,872	649,907
Mondelez International, Inc., Class A	97,505	5,990,707
Monster Beverage Corp. *	52,662	3,286,635
PepsiCo, Inc.	103,232	15,345,437
Philip Morris International, Inc.	117,089	19,569,085
Pilgrim's Pride Corp.	3,168	140,818
Post Holdings, Inc. *	3,495	395,459
Tyson Foods, Inc., Class A	21,349	1,212,196
		98,733,311

Health Care Equipment & Services 3.8%
Abbott Laboratories	130,931	17,369,306
Acadia Healthcare Co., Inc. *	6,899	158,401
Align Technology, Inc. *	5,102	724,280
Baxter International, Inc.	38,735	956,367
Becton Dickinson & Co.	21,520	4,152,930
Boston Scientific Corp. *	111,263	11,738,246
Cardinal Health, Inc.	17,952	2,670,898
Cencora, Inc.	13,000	3,790,930
Centene Corp. *	37,534	1,089,987
Chemed Corp.	1,090	499,165
Cigna Group	20,102	6,048,089
Cooper Cos., Inc. *	14,954	1,007,825
CorVel Corp. *	2,081	185,313
CVS Health Corp.	95,156	6,960,661
DaVita, Inc. *	3,115	429,122
DENTSPLY SIRONA Inc	14,910	213,213
Dexcom, Inc. *	29,503	2,222,756
Edwards Lifesciences Corp. *	44,079	3,585,386
Elevance Health, Inc.	17,012	5,420,874
Encompass Health Corp.	7,510	914,418
Ensign Group, Inc.	4,353	747,758
GE HealthCare Technologies, Inc.	34,529	2,545,823
Glaukos Corp. *	4,244	406,660
Globus Medical, Inc., Class A *	8,489	520,121
HCA Healthcare, Inc.	13,015	5,257,539
HealthEquity, Inc. *	6,481	578,948
Henry Schein, Inc. *	9,051	629,769
Hologic, Inc. *	16,850	1,130,972
Humana, Inc.	9,118	2,768,772
SECURITY	NUMBER OF SHARES	VALUE ($)
IDEXX Laboratories, Inc. *	6,051	3,915,542
Inspire Medical Systems, Inc. *	2,282	213,801
Insulet Corp. *	5,285	1,796,266
Intuitive Surgical, Inc. *	26,994	12,776,125
Labcorp Holdings, Inc.	6,299	1,751,059
Lantheus Holdings, Inc. *	5,282	289,982
Masimo Corp. *	3,402	475,293
McKesson Corp.	9,410	6,461,282
Medtronic PLC	96,512	8,957,279
Merit Medical Systems, Inc. *	4,421	400,277
Molina Healthcare, Inc. *	4,067	735,436
Option Care Health, Inc. *	12,543	359,733
PACS Group, Inc. *	2,615	30,439
Penumbra, Inc. *	2,908	792,837
Quest Diagnostics, Inc.	8,363	1,519,055
ResMed, Inc.	11,064	3,037,179
Solventum Corp. *	10,976	802,236
STERIS PLC	7,399	1,813,199
Stryker Corp.	25,922	10,146,130
Teleflex, Inc.	3,329	420,819
Tenet Healthcare Corp. *	6,975	1,285,702
UnitedHealth Group, Inc.	68,242	21,146,148
Universal Health Services, Inc., Class B	4,282	777,526
Veeva Systems, Inc., Class A *	11,288	3,038,730
Zimmer Biomet Holdings, Inc.	14,938	1,584,922
		169,251,526

Household & Personal Products 1.0%
BellRing Brands, Inc. *	9,618	394,819
Church & Dwight Co., Inc.	18,656	1,737,993
Clorox Co.	9,236	1,091,695
Colgate-Palmolive Co.	61,108	5,137,350
Coty, Inc., Class A *	27,858	119,232
elf Beauty, Inc. *	4,338	542,250
Estee Lauder Cos., Inc., Class A	17,724	1,625,822
Kenvue, Inc.	144,380	2,990,110
Kimberly-Clark Corp.	25,029	3,232,245
Procter & Gamble Co.	176,402	27,702,170
Reynolds Consumer Products, Inc.	4,033	93,606
		44,667,292

Insurance 2.0%
Aflac, Inc.	36,578	3,908,725
Allstate Corp.	19,981	4,065,135
American Financial Group, Inc.	5,480	744,513
American International Group, Inc.	43,395	3,528,881
Aon PLC, Class A	16,276	5,973,292
Arch Capital Group Ltd.	28,149	2,576,478
Arthur J Gallagher & Co.	19,253	5,828,846
Assurant, Inc.	3,842	828,374
Axis Capital Holdings Ltd.	5,354	527,797
Brown & Brown, Inc.	21,037	2,039,537
Chubb Ltd.	28,032	7,710,762
Cincinnati Financial Corp.	11,833	1,817,549
CNA Financial Corp.	1,536	76,109
Erie Indemnity Co., Class A	1,881	666,589
Everest Group Ltd.	3,220	1,100,854
F&G Annuities & Life, Inc.	1,749	60,463
Fidelity National Financial, Inc.	19,651	1,176,505
First American Financial Corp.	7,687	507,342
Globe Life, Inc.	6,274	878,046
Hanover Insurance Group, Inc.	2,684	465,620
Hartford Insurance Group, Inc.	21,332	2,822,437
Kinsale Capital Group, Inc.	1,665	761,654
Lincoln National Corp.	12,740	546,928
Loews Corp.	13,004	1,258,787
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Markel Group, Inc. *	955	1,870,902
Marsh & McLennan Cos., Inc.	37,055	7,626,290
MetLife, Inc.	42,340	3,444,782
Old Republic International Corp.	17,152	685,565
Primerica, Inc.	2,492	671,195
Principal Financial Group, Inc.	15,458	1,244,524
Progressive Corp.	44,092	10,893,370
Prudential Financial, Inc.	26,620	2,919,149
Reinsurance Group of America, Inc.	4,960	966,158
RenaissanceRe Holdings Ltd.	3,666	890,801
RLI Corp.	6,220	421,281
Ryan Specialty Holdings, Inc.	8,238	465,694
Selective Insurance Group, Inc.	4,674	365,647
Travelers Cos., Inc.	17,101	4,643,093
Unum Group	12,068	843,071
W.R. Berkley Corp.	22,728	1,629,370
Willis Towers Watson PLC	7,445	2,432,952
		91,885,067

Materials 2.2%
Air Products & Chemicals, Inc.	16,757	4,928,401
Albemarle Corp.	8,953	760,289
Alcoa Corp.	19,233	619,110
Amcor PLC	173,509	1,497,383
Anglogold Ashanti PLC	32,257	1,827,682
AptarGroup, Inc.	5,005	697,046
Avery Dennison Corp.	5,882	1,009,645
Axalta Coating Systems Ltd. *	16,542	517,103
Balchem Corp.	2,420	392,258
Ball Corp.	20,873	1,098,755
Cabot Corp.	4,008	326,893
Carpenter Technology Corp.	3,737	900,169
Celanese Corp.	8,062	383,993
CF Industries Holdings, Inc.	12,184	1,055,500
Cleveland-Cliffs, Inc. *	36,024	387,258
Commercial Metals Co.	8,319	479,757
Corteva, Inc.	51,309	3,806,615
CRH PLC	50,831	5,741,361
Crown Holdings, Inc.	8,696	864,209
Dow, Inc.	53,432	1,316,030
DuPont de Nemours, Inc.	31,454	2,419,442
Eagle Materials, Inc.	2,472	570,785
Eastman Chemical Co.	8,691	611,325
Ecolab, Inc.	19,011	5,266,807
Element Solutions, Inc.	16,685	429,138
FMC Corp.	9,354	365,741
Freeport-McMoRan, Inc.	108,054	4,797,598
Graphic Packaging Holding Co.	22,801	507,778
International Flavors & Fragrances, Inc.	19,367	1,307,466
International Paper Co.	39,608	1,967,725
Linde PLC	35,429	16,945,336
Louisiana-Pacific Corp.	4,664	443,593
LyondellBasell Industries NV, Class A	19,369	1,091,443
Martin Marietta Materials, Inc.	4,557	2,808,935
Mosaic Co.	23,813	795,354
NewMarket Corp.	575	475,502
Newmont Corp.	83,828	6,236,803
Nucor Corp.	17,362	2,582,250
Olin Corp.	8,498	201,063
Packaging Corp. of America	6,735	1,467,961
PPG Industries, Inc.	17,123	1,904,591
Reliance, Inc.	3,951	1,168,153
Royal Gold, Inc.	4,933	885,868
RPM International, Inc.	9,714	1,217,261
Sealed Air Corp.	10,795	350,514
Sherwin-Williams Co.	17,357	6,349,711
Silgan Holdings, Inc.	6,034	283,115
SECURITY	NUMBER OF SHARES	VALUE ($)
Smurfit WestRock PLC	37,123	1,758,145
Sonoco Products Co.	7,281	344,027
Steel Dynamics, Inc.	10,368	1,357,379
Vulcan Materials Co.	9,956	2,898,789
Westlake Corp.	2,596	227,981
		98,647,036

Media & Entertainment 8.6%
Alphabet, Inc., Class A	437,904	93,234,141
Alphabet, Inc., Class C	353,236	75,426,483
Charter Communications, Inc., Class A *	7,167	1,903,412
Comcast Corp., Class A	280,176	9,517,579
Electronic Arts, Inc.	17,190	2,955,820
Fox Corp., Class A	25,061	1,496,142
Interpublic Group of Cos., Inc.	27,983	751,064
Liberty Broadband Corp., Class C *	8,436	513,415
Liberty Media Corp.-Liberty Formula One, Class C *	16,789	1,677,221
Live Nation Entertainment, Inc. *	11,858	1,974,238
Match Group, Inc.	18,231	680,745
Meta Platforms, Inc., Class A	163,363	120,676,248
Netflix, Inc. *	32,027	38,696,623
New York Times Co., Class A	12,439	744,350
News Corp., Class A	38,370	1,128,462
Nexstar Media Group, Inc.	2,092	427,877
Omnicom Group, Inc.	14,608	1,144,245
Paramount Skydance Corp. *	23,201	341,055
Pinterest, Inc., Class A *	44,684	1,636,775
Reddit, Inc., Class A *	8,265	1,860,286
ROBLOX Corp., Class A *	41,718	5,197,646
Roku, Inc. *	9,851	951,212
Sirius XM Holdings, Inc.	16,344	386,372
Snap, Inc., Class A *	80,589	575,405
Take-Two Interactive Software, Inc. *	12,803	2,986,556
TKO Group Holdings, Inc.	5,008	949,316
Trade Desk, Inc., Class A *	33,594	1,836,248
Walt Disney Co.	135,303	16,017,169
Warner Bros Discovery, Inc. *	169,095	1,968,266
		387,654,371

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
AbbVie, Inc.	132,968	27,976,467
Agilent Technologies, Inc.	21,462	2,696,915
Alnylam Pharmaceuticals, Inc. *	9,815	4,382,496
Amgen, Inc.	40,434	11,633,266
Apellis Pharmaceuticals, Inc. *	8,583	236,633
Avantor, Inc. *	50,754	683,656
Avidity Biosciences, Inc. *	9,451	440,228
Biogen, Inc. *	11,074	1,464,204
BioMarin Pharmaceutical, Inc. *	14,316	834,193
Bio-Rad Laboratories, Inc., Class A *	1,422	423,585
Bio-Techne Corp.	11,809	645,126
Bridgebio Pharma, Inc. *	11,319	585,871
Bristol-Myers Squibb Co.	153,127	7,224,532
Bruker Corp.	8,114	275,714
Charles River Laboratories International, Inc. *	3,688	602,287
Cytokinetics, Inc. *	8,790	310,551
Danaher Corp.	47,920	9,862,894
Elanco Animal Health, Inc. *	37,022	679,354
Eli Lilly & Co.	59,199	43,368,003
Exact Sciences Corp. *	14,171	671,989
Exelixis, Inc. *	20,296	759,476
Gilead Sciences, Inc.	93,564	10,569,925
Halozyme Therapeutics, Inc. *	9,167	670,566
Illumina, Inc. *	11,898	1,189,324
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Immunovant, Inc. *	5,652	83,028
Incyte Corp. *	11,991	1,014,558
Insmed, Inc. *	13,740	1,870,014
Ionis Pharmaceuticals, Inc. *	11,802	503,178
IQVIA Holdings, Inc. *	12,358	2,358,030
Jazz Pharmaceuticals PLC *	4,608	588,672
Johnson & Johnson	181,018	32,070,959
Krystal Biotech, Inc. *	1,910	282,107
Madrigal Pharmaceuticals, Inc. *	1,334	584,092
Medpace Holdings, Inc. *	1,797	854,491
Merck & Co., Inc.	189,018	15,900,194
Mettler-Toledo International, Inc. *	1,567	2,038,730
Moderna, Inc. *	25,496	614,199
Natera, Inc. *	10,258	1,725,908
Neurocrine Biosciences, Inc. *	7,401	1,033,180
Nuvalent, Inc., Class A *	2,920	223,614
Organon & Co.	19,194	180,807
Pfizer, Inc.	427,606	10,587,525
Regeneron Pharmaceuticals, Inc.	7,833	4,548,623
Repligen Corp. *	3,922	479,739
Revolution Medicines, Inc. *	13,027	494,635
Revvity, Inc.	8,869	799,186
Roivant Sciences Ltd. *	32,560	388,441
Royalty Pharma PLC, Class A	27,264	980,959
Sarepta Therapeutics, Inc. *	7,088	129,002
Summit Therapeutics, Inc. *(a)	11,047	261,814
Thermo Fisher Scientific, Inc.	28,431	14,008,522
Ultragenyx Pharmaceutical, Inc. *	7,400	221,704
United Therapeutics Corp. *	3,397	1,035,270
Vaxcyte, Inc. *	8,688	267,503
Vertex Pharmaceuticals, Inc. *	19,337	7,561,154
Viatris, Inc.	88,581	934,530
Viking Therapeutics, Inc. *	8,709	235,578
Waters Corp. *	4,497	1,357,195
West Pharmaceutical Services, Inc.	5,381	1,328,838
Zoetis, Inc.	33,564	5,249,410
		240,982,644

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	22,132	3,588,040
CoStar Group, Inc. *	31,707	2,837,459
Jones Lang LaSalle, Inc. *	3,547	1,083,857
Zillow Group, Inc., Class C *	12,275	1,034,905
		8,544,261

Semiconductors & Semiconductor Equipment 12.3%
Advanced Micro Devices, Inc. *	122,005	19,841,673
Amkor Technology, Inc.	8,356	202,132
Analog Devices, Inc.	37,300	9,373,863
Applied Materials, Inc.	61,095	9,821,632
Astera Labs, Inc. *	1,676	305,367
Broadcom, Inc.	353,781	105,210,932
Cirrus Logic, Inc. *	3,935	449,338
Enphase Energy, Inc. *	10,074	379,790
Entegris, Inc.	11,428	956,981
First Solar, Inc. *	8,052	1,571,670
GLOBALFOUNDRIES, Inc. *	6,137	204,914
Intel Corp. *	328,262	7,993,180
KLA Corp.	9,945	8,672,040
Lam Research Corp.	96,223	9,636,733
Lattice Semiconductor Corp. *	10,322	685,174
MACOM Technology Solutions Holdings, Inc. *	4,454	570,780
Marvell Technology, Inc.	64,871	4,078,115
Microchip Technology, Inc.	40,546	2,635,490
Micron Technology, Inc.	84,065	10,004,576
SECURITY	NUMBER OF SHARES	VALUE ($)
MKS, Inc.	5,156	532,821
Monolithic Power Systems, Inc.	3,601	3,009,572
NVIDIA Corp.	1,834,939	319,609,675
NXP Semiconductors NV	19,002	4,462,620
ON Semiconductor Corp. *	31,456	1,559,903
Onto Innovation, Inc. *	3,648	386,688
Qorvo, Inc. *	7,043	638,800
QUALCOMM, Inc.	82,497	13,259,743
Skyworks Solutions, Inc.	11,346	850,269
Teradyne, Inc.	12,182	1,440,400
Texas Instruments, Inc.	68,411	13,851,859
Universal Display Corp.	3,319	459,980
		552,656,710

Software & Services 12.2%
Accenture PLC, Class A	47,068	12,236,268
ACI Worldwide, Inc. *	8,066	398,057
Adobe, Inc. *	32,051	11,432,592
Akamai Technologies, Inc. *	10,968	867,898
Amdocs Ltd.	8,457	723,665
Appfolio, Inc., Class A *	1,718	476,539
AppLovin Corp., Class A *	16,702	7,993,410
Atlassian Corp., Class A *	12,428	2,209,450
Aurora Innovation, Inc. *	79,030	444,939
Autodesk, Inc. *	16,087	5,062,579
Bentley Systems, Inc., Class B	11,603	645,707
Bill Holdings, Inc. *	7,000	324,940
Box, Inc., Class A *	10,666	348,032
Cadence Design Systems, Inc. *	20,564	7,206,242
CCC Intelligent Solutions Holdings, Inc. *	35,518	351,628
Cloudflare, Inc., Class A *	23,371	4,877,761
Cognizant Technology Solutions Corp., Class A	36,995	2,672,889
Commvault Systems, Inc. *	3,350	625,261
Confluent, Inc., Class A *	21,505	427,089
Crowdstrike Holdings, Inc., Class A *	18,734	7,937,596
Datadog, Inc., Class A *	24,032	3,284,694
Docusign, Inc. *	15,333	1,175,428
Dropbox, Inc., Class A *	14,794	429,914
Dynatrace, Inc. *	22,535	1,140,271
Elastic NV *	6,553	557,398
EPAM Systems, Inc. *	4,327	763,110
Fair Isaac Corp. *	1,830	2,784,601
Fortinet, Inc. *	47,691	3,756,620
Gartner, Inc. *	5,787	1,453,636
Gen Digital, Inc.	41,245	1,245,599
Gitlab, Inc., Class A *	9,539	458,063
GoDaddy, Inc., Class A *	10,713	1,588,845
Guidewire Software, Inc. *	6,275	1,361,800
HubSpot, Inc. *	3,958	1,912,387
Informatica, Inc., Class A *	6,173	153,893
International Business Machines Corp.	69,916	17,023,847
Intuit, Inc.	21,048	14,039,016
Kyndryl Holdings, Inc. *	17,721	563,351
Manhattan Associates, Inc. *	4,630	997,487
Microsoft Corp.	559,233	283,357,769
MongoDB, Inc. *	6,073	1,916,699
Nutanix, Inc., Class A *	18,611	1,250,845
Okta, Inc. *	12,572	1,166,304
Oracle Corp.	122,375	27,672,659
Palantir Technologies, Inc., Class A *	160,108	25,090,525
Palo Alto Networks, Inc. *	49,811	9,489,992
Pegasystems, Inc.	6,542	354,642
Procore Technologies, Inc. *	8,094	562,614
PTC, Inc. *	9,013	1,924,275
Roper Technologies, Inc.	8,105	4,265,743
Salesforce, Inc.	72,187	18,497,919
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Samsara, Inc., Class A *	21,184	765,590
SentinelOne, Inc., Class A *	23,818	449,207
ServiceNow, Inc. *	15,589	14,302,284
Snowflake, Inc., Class A *	25,092	5,988,457
SPS Commerce, Inc. *	2,908	320,752
Strategy, Inc., Class A *	19,079	6,380,208
Synopsys, Inc. *	13,918	8,399,791
Twilio, Inc., Class A *	11,410	1,205,010
Tyler Technologies, Inc. *	3,245	1,826,546
UiPath, Inc., Class A *	31,866	354,350
Unity Software, Inc. *	23,209	914,667
Varonis Systems, Inc. *	8,629	509,284
VeriSign, Inc.	6,315	1,726,332
Workday, Inc., Class A *	16,286	3,759,134
Zeta Global Holdings Corp., Class A *	15,952	313,297
Zoom Communications, Inc., Class A *	19,691	1,603,241
Zscaler, Inc. *	7,223	2,001,132
		548,321,770

Technology Hardware & Equipment 7.9%
Amphenol Corp., Class A	91,013	9,907,675
Apple, Inc.	1,123,786	260,875,682
Arista Networks, Inc. *	77,507	10,583,581
Arrow Electronics, Inc. *	3,915	494,582
Badger Meter, Inc.	2,231	408,095
CDW Corp.	9,942	1,638,044
Ciena Corp. *	10,645	1,000,311
Cisco Systems, Inc.	299,256	20,675,597
Cognex Corp.	12,769	561,070
Coherent Corp. *	11,626	1,051,804
Corning, Inc.	57,970	3,885,729
Dell Technologies, Inc., Class C	22,555	2,755,093
F5, Inc. *	4,335	1,357,462
Fabrinet *	2,699	894,152
Flex Ltd. *	28,944	1,551,977
Hewlett Packard Enterprise Co.	98,553	2,224,341
HP, Inc.	71,153	2,030,707
Insight Enterprises, Inc. *	2,114	275,158
Jabil, Inc.	8,056	1,650,110
Keysight Technologies, Inc. *	13,013	2,126,715
Littelfuse, Inc.	1,894	492,118
Motorola Solutions, Inc.	12,572	5,939,767
NetApp, Inc.	15,352	1,731,552
Novanta, Inc. *	2,721	316,752
Pure Storage, Inc., Class A *	23,354	1,812,504
Ralliant Corp. *	8,517	356,096
Sandisk Corp. *	10,047	527,166
Seagate Technology Holdings PLC	16,037	2,684,594
Super Micro Computer, Inc. *	38,614	1,604,026
TD SYNNEX Corp.	5,592	828,007
TE Connectivity PLC	22,343	4,613,830
Teledyne Technologies, Inc. *	3,520	1,894,358
Trimble, Inc. *	17,977	1,452,901
Ubiquiti, Inc.	342	180,620
Vontier Corp.	11,412	489,689
Western Digital Corp.	26,332	2,115,513
Zebra Technologies Corp., Class A *	3,823	1,212,235
		354,199,613

Telecommunication Services 0.9%
AT&T, Inc.	541,704	15,866,510
Frontier Communications Parent, Inc. *	16,994	630,138
GCI Liberty, Inc. *(c)	3,916	0
GCI Liberty, Inc., Class C *	1,688	61,848
Lumen Technologies, Inc. *	75,831	376,880
T-Mobile U.S., Inc.	35,881	9,041,653
SECURITY	NUMBER OF SHARES	VALUE ($)
Verizon Communications, Inc.	316,984	14,020,203
		39,997,232

Transportation 1.4%
Alaska Air Group, Inc. *	9,173	575,881
American Airlines Group, Inc. *	49,468	661,387
CH Robinson Worldwide, Inc.	8,937	1,150,192
CSX Corp.	141,114	4,587,616
Delta Air Lines, Inc.	49,095	3,033,089
Expeditors International of Washington, Inc.	10,289	1,240,236
FedEx Corp.	16,568	3,828,368
GXO Logistics, Inc. *	8,510	448,052
JB Hunt Transport Services, Inc.	5,896	854,861
Kirby Corp. *	4,271	415,141
Knight-Swift Transportation Holdings, Inc.	12,044	528,732
Landstar System, Inc.	2,664	352,527
Norfolk Southern Corp.	16,989	4,756,580
Old Dominion Freight Line, Inc.	13,950	2,106,032
Ryder System, Inc.	3,178	595,939
Saia, Inc. *	1,983	587,880
Southwest Airlines Co.	42,878	1,410,686
Uber Technologies, Inc. *	157,445	14,760,469
U-Haul Holding Co., Non Voting Shares	7,457	389,554
Union Pacific Corp.	44,918	10,042,317
United Airlines Holdings, Inc. *	24,640	2,587,200
United Parcel Service, Inc., Class B	55,160	4,823,190
XPO, Inc. *	8,896	1,153,811
		60,889,740

Utilities 2.2%
AES Corp.	52,987	717,444
Alliant Energy Corp.	19,488	1,268,084
Ameren Corp.	20,313	2,026,831
American Electric Power Co., Inc.	40,122	4,454,344
American Water Works Co., Inc.	14,673	2,105,722
Atmos Energy Corp.	11,889	1,975,120
CenterPoint Energy, Inc.	48,955	1,846,093
CMS Energy Corp.	22,507	1,610,826
Consolidated Edison, Inc.	27,134	2,665,373
Constellation Energy Corp.	23,587	7,264,324
Dominion Energy, Inc.	64,275	3,850,072
DTE Energy Co.	15,594	2,130,920
Duke Energy Corp.	58,525	7,168,727
Edison International	28,972	1,626,198
Entergy Corp.	33,668	2,965,814
Essential Utilities, Inc.	19,459	768,825
Evergy, Inc.	17,369	1,237,715
Eversource Energy	27,733	1,776,853
Exelon Corp.	76,051	3,321,908
FirstEnergy Corp.	38,871	1,695,553
IDACORP, Inc.	4,060	507,906
MDU Resources Group, Inc.	15,009	244,497
National Fuel Gas Co.	6,799	589,745
NextEra Energy, Inc.	154,820	11,154,781
NiSource, Inc.	35,373	1,495,217
NRG Energy, Inc.	14,717	2,142,207
OGE Energy Corp.	14,944	667,399
PG&E Corp.	166,000	2,536,480
Pinnacle West Capital Corp.	8,947	799,504
Portland General Electric Co.	8,061	344,850
PPL Corp.	55,630	2,028,826
Public Service Enterprise Group, Inc.	37,643	3,099,148
Sempra	49,091	4,052,953
Southern Co.	82,729	7,635,887
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Southwest Gas Holdings, Inc.	4,415	352,670
UGI Corp.	16,219	561,826
Vistra Corp.	25,573	4,836,110
WEC Energy Group, Inc.	24,005	2,556,773
Xcel Energy, Inc.	43,489	3,148,169
		101,231,694
Total Common Stocks (Cost $2,689,303,712)		4,495,779,697

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)	3,254,289	3,254,289
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)(e)	979,525	979,525
		4,233,814
Total Short-Term Investments (Cost $4,233,814)		4,233,814
Total Investments in Securities (Cost $2,693,537,526)		4,500,013,511

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 09/19/25	3	977,550	17,403
S&P 500 Index, e-mini, expires 09/19/25	20	6,472,750	64,538
			81,941

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $930,726.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2025:
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/25	BALANCE OF SHARES HELD AT 8/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$6,937,512	$2,276,077	($571,825 )	$182,264	$3,422,216	$12,246,244	127,778	$128,938

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,455,782,465	$—	$—	$4,455,782,465
Telecommunication Services	39,997,232	—	0 *	39,997,232
Short-Term Investments[1]	4,233,814	—	—	4,233,814
Futures Contracts[2]	81,941	—	—	81,941
Total	$4,500,095,452	$—	$0	$4,500,095,452

*	Level 3 amount shown includes securities determined to have no value at August 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $8,211,746)		$12,246,244
Investments in securities, at value - unaffiliated issuers (cost $2,685,325,780) including securities on loan of $930,726		4,487,767,267
Deposit with broker for futures contracts		681,835
Receivables:
Dividends		4,302,427
Income from securities on loan	+	2,413
Total assets		4,505,000,186

Liabilities
Collateral held for securities on loan		979,525
Payables:
Investments bought		216,834
Management fees		117,584
Variation margin on futures contracts	+	48,640
Total liabilities		1,362,583
Net assets		$4,503,637,603

Net Assets by Source
Capital received from investors		$2,804,299,310
Total distributable earnings	+	1,699,338,293
Net assets		$4,503,637,603

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,503,637,603		144,600,000		$31.15

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Statement of Operations

For the period September 1, 2024 through August 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $14,108)		$51,574,545
Dividends received from securities - affiliated issuers		128,938
Other Interest		16,552
Securities on loan, net	+	47,527
Total investment income		51,767,562

Expenses
Management fees		1,814,465
Total expenses	–	1,814,465
Net investment income		49,953,097

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(25,159)
Net realized losses on sales of securities - unaffiliated issuers		(22,720,558)
Net realized gains on sales of in-kind redemptions - affiliated issuers		207,423
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		94,783,536
Net realized gains on futures contracts	+	443,969
Net realized gains		72,689,211
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		3,422,216
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		509,229,971
Net change in unrealized appreciation (depreciation) on futures contracts	+	(39,581)
Net change in unrealized appreciation (depreciation)		512,612,606
Net realized and unrealized gains		585,301,817
Increase in net assets resulting from operations		$635,254,914
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab 1000 Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/24-8/31/25		9/1/23-8/31/24
Net investment income		$49,953,097	$45,114,394
Net realized gains		72,689,211	128,573,823
Net change in unrealized appreciation (depreciation)	+	512,612,606	623,230,607
Increase in net assets resulting from operations		$635,254,914	$796,918,824

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($48,800,210 )	($45,190,885 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,800,000	$347,351,831	13,800,000	$321,818,950
Shares redeemed	+	(5,800,000)	(165,824,287)	(11,400,000)	(276,800,728)
Net transactions in fund shares		7,000,000	$181,527,544	2,400,000	$45,018,222

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		137,600,000	$3,735,655,355	135,200,000	$2,938,909,194
Total increase	+	7,000,000	767,982,248	2,400,000	796,746,161
End of period		144,600,000	$4,503,637,603	137,600,000	$3,735,655,355

[1]
For the period ended August 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]	9/1/20– 8/31/21[1,2]
Per-Share Data
Net asset value at beginning of period	$22.22	$17.75	$15.61	$18.24	$14.05
Income (loss) from investment operations:
Net investment income (loss)[3]	0.29	0.27	0.26	0.24	0.23
Net realized and unrealized gains (losses)	3.32	4.47	2.14	(2.63)	4.20
Total from investment operations	3.61	4.74	2.40	(2.39)	4.43
Less distributions:
Distributions from net investment income	(0.29)	(0.27)	(0.26)	(0.24)	(0.24)
Net asset value at end of period	$25.54	$22.22	$17.75	$15.61	$18.24
Total return	16.37%	26.95%	15.61%	(13.22%)	32.05%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%[4]	0.03%[4]	0.03%
Net investment income (loss)	1.24%	1.39%	1.63%	1.39%	1.45%
Portfolio turnover rate[5]	3%	3%	4%	4%	4%
Net assets, end of period (x 1,000,000)	$59,047	$44,971	$34,018	$28,911	$33,035

[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.9%
Aptiv PLC *	220,269	17,517,994
Autoliv, Inc.	70,764	8,779,689
BorgWarner, Inc.	225,121	9,626,174
Ford Motor Co.	3,959,752	46,606,281
General Motors Co.	973,207	57,020,198
Gentex Corp.	232,328	6,507,507
Lear Corp.	53,963	5,935,930
Lucid Group, Inc. *(a)	1,232,060	2,439,479
Rivian Automotive, Inc., Class A *	830,729	11,272,993
Tesla, Inc. *	2,835,435	946,666,683
		1,112,372,928

Banks 3.6%
Bank of America Corp.	6,632,856	336,551,114
BOK Financial Corp.	23,152	2,579,364
Citigroup, Inc.	1,891,166	182,629,901
Citizens Financial Group, Inc.	436,047	22,796,537
Comerica, Inc.	133,153	9,397,939
Commerce Bancshares, Inc.	122,629	7,595,640
Cullen/Frost Bankers, Inc.	65,545	8,457,271
East West Bancorp, Inc.	140,039	14,723,701
Fifth Third Bancorp	673,708	30,835,615
First Citizens BancShares, Inc., Class A	11,001	21,824,994
First Horizon Corp.	512,463	11,581,664
Huntington Bancshares, Inc.	1,466,665	26,121,304
JPMorgan Chase & Co.	2,811,974	847,585,203
KeyCorp	997,565	19,312,858
M&T Bank Corp.	162,246	32,718,528
PNC Financial Services Group, Inc.	400,516	83,083,039
Regions Financial Corp.	912,385	24,990,225
Truist Financial Corp.	1,327,446	62,151,022
U.S. Bancorp	1,574,621	76,888,743
Webster Financial Corp.	171,018	10,640,740
Wells Fargo & Co.	3,292,215	270,554,229
Western Alliance Bancorp	108,902	9,752,174
Zions Bancorp NA	148,005	8,585,770
		2,121,357,575

Capital Goods 6.4%
3M Co.	544,534	84,691,373
A.O. Smith Corp.	118,477	8,446,225
Acuity, Inc.	30,744	10,036,994
Advanced Drainage Systems, Inc.	70,600	10,164,282
AECOM	134,061	16,742,878
AGCO Corp.	61,404	6,643,299
Allegion PLC	87,536	14,863,613
AMETEK, Inc.	233,074	43,072,075
API Group Corp. *	373,088	13,311,780
Axon Enterprise, Inc. *	74,714	55,833,025
Boeing Co. *	763,440	179,164,099
Builders FirstSource, Inc. *	111,742	15,496,381
Carlisle Cos., Inc.	43,453	16,768,078
Carrier Global Corp.	807,144	52,625,789
Caterpillar, Inc.	476,049	199,483,573
CNH Industrial NV	883,982	10,121,594
Comfort Systems USA, Inc.	35,331	24,851,119
Core & Main, Inc., Class A *	192,900	12,484,488
Cummins, Inc.	139,658	55,645,334
Curtiss-Wright Corp.	38,215	18,272,502
Deere & Co.	255,128	122,114,466
SECURITY	NUMBER OF SHARES	VALUE ($)
Donaldson Co., Inc.	119,235	9,499,452
Dover Corp.	138,886	24,841,150
Eaton Corp. PLC	395,516	138,090,456
EMCOR Group, Inc.	45,300	28,086,000
Emerson Electric Co.	568,932	75,099,024
Fastenal Co.	1,163,147	57,761,880
Ferguson Enterprises, Inc.	201,444	46,563,781
Fortive Corp.	344,005	16,464,079
Fortune Brands Innovations, Inc.	120,079	7,027,023
FTAI Aviation Ltd.	103,513	15,925,475
GE Vernova, Inc.	276,076	169,226,306
Generac Holdings, Inc. *	60,375	11,184,469
General Dynamics Corp.	254,661	82,655,321
General Electric Co.	1,078,592	296,828,518
Graco, Inc.	167,985	14,344,239
HEICO Corp.	99,695	31,106,834
Honeywell International, Inc.	649,974	142,669,293
Howmet Aerospace, Inc.	407,975	71,028,447
Hubbell, Inc.	54,066	23,301,905
Huntington Ingalls Industries, Inc.	39,647	10,736,011
IDEX Corp.	76,101	12,518,615
Illinois Tool Works, Inc.	269,803	71,403,364
Ingersoll Rand, Inc.	406,845	32,315,698
ITT, Inc.	79,556	13,544,409
Johnson Controls International PLC	665,965	71,184,999
L3Harris Technologies, Inc.	189,001	52,470,458
Lennox International, Inc.	32,185	17,954,724
Lincoln Electric Holdings, Inc.	55,860	13,553,312
Lockheed Martin Corp.	210,897	96,091,000
Masco Corp.	212,373	15,586,054
Middleby Corp. *	54,587	7,470,231
Nordson Corp.	54,464	12,259,302
Northrop Grumman Corp.	136,565	80,578,813
nVent Electric PLC	167,781	15,165,725
Otis Worldwide Corp.	399,543	34,512,524
Owens Corning	86,322	12,962,975
PACCAR, Inc.	530,996	53,088,980
Parker-Hannifin Corp.	129,389	98,251,537
Pentair PLC	165,631	17,810,301
Quanta Services, Inc.	149,965	56,680,771
Regal Rexnord Corp.	67,344	10,056,480
Rockwell Automation, Inc.	114,371	39,278,433
RTX Corp.	1,352,323	214,478,428
Sensata Technologies Holding PLC	144,767	4,710,718
Snap-on, Inc.	53,028	17,246,827
StandardAero, Inc. *	132,328	3,505,369
Stanley Black & Decker, Inc.	157,719	11,716,945
Textron, Inc.	183,339	14,696,454
Toro Co.	102,466	8,305,894
Trane Technologies PLC	225,351	93,655,876
TransDigm Group, Inc.	56,748	79,383,642
Trex Co., Inc. *	109,007	6,718,101
United Rentals, Inc.	65,654	62,787,546
Vertiv Holdings Co., Class A	386,210	49,261,085
Watsco, Inc.	34,871	14,031,393
WESCO International, Inc.	45,018	9,896,757
Westinghouse Air Brake Technologies Corp.	173,759	33,622,366
WillScot Holdings Corp.	186,905	4,530,577
Woodward, Inc.	60,146	14,845,236
WW Grainger, Inc.	44,139	44,734,876
Xylem, Inc.	245,189	34,708,955
		3,800,848,380

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.3%
Automatic Data Processing, Inc.	410,300	124,751,715
Booz Allen Hamilton Holding Corp., Class A	127,969	13,912,790
Broadridge Financial Solutions, Inc.	118,794	30,366,122
CACI International, Inc., Class A *	22,051	10,578,306
Cintas Corp.	347,431	72,970,933
Clean Harbors, Inc. *	50,949	12,340,357
Copart, Inc. *	891,432	43,510,796
Dayforce, Inc. *	163,153	11,383,185
Equifax, Inc.	125,407	30,887,744
Genpact Ltd.	162,060	7,347,800
Jacobs Solutions, Inc.	121,688	17,794,436
KBR, Inc.	131,066	6,613,590
Leidos Holdings, Inc.	129,830	23,488,844
Parsons Corp. *	48,908	3,917,531
Paychex, Inc.	324,923	45,312,137
Paycom Software, Inc.	49,296	11,197,586
Paylocity Holding Corp. *	44,121	7,907,807
RB Global, Inc.	188,522	21,593,310
Republic Services, Inc.	205,352	48,046,207
Robert Half, Inc.	100,059	3,734,202
Rollins, Inc.	286,161	16,179,543
SS&C Technologies Holdings, Inc.	216,885	19,229,024
Tetra Tech, Inc.	266,823	9,717,694
TransUnion	197,445	17,454,138
Veralto Corp.	249,963	26,543,571
Verisk Analytics, Inc.	141,164	37,848,892
Waste Management, Inc.	370,628	83,906,473
		758,534,733

Consumer Discretionary Distribution & Retail 5.8%
Amazon.com, Inc. *	9,560,540	2,189,363,660
AutoZone, Inc. *	16,891	70,917,370
Bath & Body Works, Inc.	212,423	6,204,876
Best Buy Co., Inc.	196,279	14,453,986
Burlington Stores, Inc. *	63,368	18,419,810
CarMax, Inc. *	156,562	9,605,079
Carvana Co. *	125,514	46,681,167
Dick's Sporting Goods, Inc.	56,595	12,043,416
eBay, Inc.	466,912	42,306,896
Etsy, Inc. *	105,553	5,595,364
Floor & Decor Holdings, Inc., Class A *	107,460	8,803,123
GameStop Corp., Class A *	416,834	9,341,250
Genuine Parts Co.	139,754	19,471,925
Home Depot, Inc.	1,006,001	409,211,027
Lithia Motors, Inc.	26,075	8,778,931
LKQ Corp.	260,699	8,504,001
Lowe's Cos., Inc.	566,176	146,107,379
Murphy USA, Inc.	18,212	6,856,818
O'Reilly Automotive, Inc. *	864,853	89,667,959
Penske Automotive Group, Inc.	19,161	3,533,480
Pool Corp.	38,078	11,831,215
Ross Stores, Inc.	333,086	49,016,936
TJX Cos., Inc.	1,129,147	154,252,772
Tractor Supply Co.	534,602	33,017,019
Ulta Beauty, Inc. *	45,749	22,541,905
Williams-Sonoma, Inc.	125,116	23,545,580
		3,420,072,944

Consumer Durables & Apparel 0.7%
Deckers Outdoor Corp. *	154,629	18,498,267
DR Horton, Inc.	279,998	47,454,061
Garmin Ltd.	155,745	37,662,256
Hasbro, Inc.	131,794	10,697,719
SECURITY	NUMBER OF SHARES	VALUE ($)
Lennar Corp., Class A	245,812	32,727,410
Lululemon Athletica, Inc. *	111,642	22,574,012
Mohawk Industries, Inc. *	52,375	6,949,639
NIKE, Inc., Class B	1,191,400	92,178,618
NVR, Inc. *	2,966	24,076,950
PulteGroup, Inc.	203,473	26,862,505
Somnigroup International, Inc.	207,352	17,407,200
Tapestry, Inc.	208,931	21,273,354
Toll Brothers, Inc.	100,932	14,029,548
TopBuild Corp. *	28,643	12,051,829
VF Corp.	333,496	5,045,795
		389,489,163

Consumer Services 2.2%
ADT, Inc.	480,909	4,188,717
Airbnb, Inc., Class A *	436,942	57,034,039
Aramark	263,547	10,307,323
Booking Holdings, Inc.	32,855	183,956,788
Caesars Entertainment, Inc. *	205,310	5,496,149
Carnival Corp. *	1,067,101	34,029,851
Cava Group, Inc. *	82,446	5,569,227
Chipotle Mexican Grill, Inc. *	1,363,194	57,444,995
Churchill Downs, Inc.	71,821	7,449,992
Darden Restaurants, Inc.	117,779	24,373,186
Domino's Pizza, Inc.	34,548	15,833,348
DoorDash, Inc., Class A *	346,910	85,079,678
DraftKings, Inc., Class A *	502,262	24,098,531
Expedia Group, Inc.	122,955	26,410,734
Flutter Entertainment PLC *	178,405	54,800,664
Hilton Worldwide Holdings, Inc.	240,237	66,319,826
Las Vegas Sands Corp.	341,229	19,665,027
Light & Wonder, Inc. *	84,693	7,831,562
Marriott International, Inc., Class A	229,575	61,493,960
McDonald's Corp.	723,449	226,830,200
MGM Resorts International *	209,467	8,313,745
Norwegian Cruise Line Holdings Ltd. *	456,546	11,340,603
Royal Caribbean Cruises Ltd.	252,511	91,717,045
Service Corp. International	143,141	11,343,924
Starbucks Corp.	1,149,492	101,373,700
Texas Roadhouse, Inc.	67,930	11,721,322
Vail Resorts, Inc.	36,931	6,049,298
Wingstop, Inc.	28,065	9,208,688
Wyndham Hotels & Resorts, Inc.	78,454	6,794,901
Wynn Resorts Ltd.	89,683	11,367,320
Yum! Brands, Inc.	281,586	41,384,694
		1,288,829,037

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	405,867	7,898,172
BJ's Wholesale Club Holdings, Inc. *	133,021	12,993,491
Casey's General Stores, Inc.	37,393	18,491,586
Costco Wholesale Corp.	448,875	423,432,765
Dollar General Corp.	222,550	24,204,538
Dollar Tree, Inc. *	199,918	21,825,048
Kroger Co.	619,391	42,019,485
Performance Food Group Co. *	159,322	16,155,251
Sprouts Farmers Market, Inc. *	99,003	13,913,882
Sysco Corp.	490,296	39,454,119
Target Corp.	459,080	44,062,498
U.S. Foods Holding Corp. *	234,196	18,173,610
Walmart, Inc.	4,370,614	423,862,146
		1,106,486,591

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 3.0%
Antero Resources Corp. *	295,585	9,435,073
APA Corp.	364,661	8,467,428
Baker Hughes Co.	1,002,225	45,501,015
Cheniere Energy, Inc.	224,271	54,233,213
Chevron Corp.	1,940,437	311,634,182
Chord Energy Corp.	58,373	6,414,609
ConocoPhillips	1,277,175	126,402,010
Coterra Energy, Inc.	771,173	18,847,468
Devon Energy Corp.	649,326	23,440,669
Diamondback Energy, Inc.	190,046	28,271,243
EOG Resources, Inc.	551,482	68,835,983
EQT Corp.	603,345	31,277,405
Expand Energy Corp.	218,853	21,180,593
Exxon Mobil Corp.	4,362,236	498,559,953
Halliburton Co.	876,789	19,929,414
HF Sinclair Corp.	160,475	8,164,968
Kinder Morgan, Inc.	1,954,702	52,737,860
Marathon Petroleum Corp.	310,622	55,821,880
NOV, Inc.	377,346	5,014,928
Occidental Petroleum Corp.	715,799	34,079,190
ONEOK, Inc.	632,111	48,280,638
Ovintiv, Inc.	263,439	11,096,051
Permian Resources Corp.	651,920	9,315,937
Phillips 66	411,907	55,022,537
Range Resources Corp.	242,481	8,309,824
Schlumberger NV	1,515,613	55,835,183
Targa Resources Corp.	219,082	36,753,196
TechnipFMC PLC	424,134	15,591,166
Texas Pacific Land Corp.	19,037	17,770,659
Valero Energy Corp.	316,749	48,149,016
Williams Cos., Inc.	1,235,582	71,515,486
		1,805,888,777

Equity Real Estate Investment Trusts (REITs) 2.0%
Alexandria Real Estate Equities, Inc.	155,571	12,825,273
American Homes 4 Rent, Class A	321,149	11,503,557
American Tower Corp.	473,638	96,551,106
Americold Realty Trust, Inc.	261,911	3,781,995
AvalonBay Communities, Inc.	143,307	28,066,676
BXP, Inc.	145,668	10,562,387
Camden Property Trust	107,538	12,042,105
Crown Castle, Inc.	441,082	43,728,869
CubeSmart	229,758	9,401,697
Digital Realty Trust, Inc.	320,194	53,677,322
EastGroup Properties, Inc.	52,530	8,906,987
Equinix, Inc.	99,015	77,844,603
Equity LifeStyle Properties, Inc.	192,772	11,622,224
Equity Residential	345,386	22,836,922
Essex Property Trust, Inc.	65,342	17,656,062
Extra Space Storage, Inc.	214,002	30,726,407
Federal Realty Investment Trust	77,567	7,799,362
Gaming & Leisure Properties, Inc.	278,798	13,385,092
Healthcare Realty Trust, Inc.	362,614	6,302,231
Healthpeak Properties, Inc.	708,201	12,705,126
Host Hotels & Resorts, Inc.	706,624	12,160,999
Invitation Homes, Inc.	572,928	17,926,917
Iron Mountain, Inc.	300,330	27,729,469
Kimco Realty Corp.	684,990	15,405,425
Lamar Advertising Co., Class A	88,874	11,309,217
Lineage, Inc.	58,276	2,442,347
Mid-America Apartment Communities, Inc.	118,754	17,316,708
NNN REIT, Inc.	191,558	8,219,754
Omega Healthcare Investors, Inc.	292,357	12,445,637
Prologis, Inc.	939,160	106,857,625
SECURITY	NUMBER OF SHARES	VALUE ($)
Public Storage	159,601	47,016,859
Realty Income Corp.	913,675	53,687,543
Regency Centers Corp.	165,733	12,015,643
Rexford Industrial Realty, Inc.	239,768	9,928,793
SBA Communications Corp.	108,404	22,206,559
Simon Property Group, Inc.	310,389	56,074,877
Sun Communities, Inc.	121,967	15,473,953
UDR, Inc.	304,184	12,036,561
Ventas, Inc.	456,487	31,077,635
VICI Properties, Inc.	1,069,501	36,127,744
Welltower, Inc.	628,576	105,776,769
Weyerhaeuser Co.	739,441	19,129,339
WP Carey, Inc.	220,419	14,790,115
		1,159,082,491

Financial Services 8.4%
AGNC Investment Corp. (a)	1,029,640	10,049,286
Ally Financial, Inc.	280,480	11,513,704
American Express Co.	560,463	185,670,183
Ameriprise Financial, Inc.	96,336	49,594,736
Annaly Capital Management, Inc.	610,514	12,936,792
Apollo Global Management, Inc.	456,614	62,204,525
ARES Management Corp., Class A	204,383	36,625,434
Bank of New York Mellon Corp.	724,235	76,479,216
Berkshire Hathaway, Inc., Class B *	1,855,471	933,264,804
Blackrock, Inc.	147,446	166,192,284
Blackstone, Inc.	737,770	126,453,778
Block, Inc. *	562,215	44,774,803
Blue Owl Capital, Inc.	583,333	10,803,327
Capital One Financial Corp.	646,538	146,906,364
Carlyle Group, Inc.	214,275	13,833,594
Cboe Global Markets, Inc.	105,597	24,915,612
Charles Schwab Corp. (b)	1,717,034	164,560,539
CME Group, Inc.	364,425	97,122,907
Coinbase Global, Inc., Class A *	213,583	65,044,567
Corebridge Financial, Inc.	271,882	9,453,337
Corpay, Inc. *	71,237	23,199,754
Equitable Holdings, Inc.	307,792	16,393,002
FactSet Research Systems, Inc.	38,158	14,245,145
Fidelity National Information Services, Inc.	531,266	37,087,679
Fiserv, Inc. *	561,603	77,602,302
Franklin Resources, Inc.	309,849	7,950,725
Global Payments, Inc.	246,588	21,901,946
Goldman Sachs Group, Inc.	310,597	231,472,414
Interactive Brokers Group, Inc., Class A	439,574	27,359,086
Intercontinental Exchange, Inc.	579,666	102,369,016
Invesco Ltd.	459,048	10,048,561
Jack Henry & Associates, Inc.	73,515	12,002,059
Jefferies Financial Group, Inc.	165,033	10,702,390
KKR & Co., Inc.	684,575	95,491,367
LPL Financial Holdings, Inc.	80,743	29,429,209
MarketAxess Holdings, Inc.	37,190	6,837,010
Mastercard, Inc., Class A	820,705	488,557,479
Moody's Corp.	156,403	79,727,993
Morgan Stanley	1,250,940	188,241,451
Morningstar, Inc.	26,790	7,030,232
MSCI, Inc.	78,165	44,375,834
Nasdaq, Inc.	419,802	39,772,041
Northern Trust Corp.	196,285	25,768,295
PayPal Holdings, Inc. *	984,102	69,074,119
Raymond James Financial, Inc.	183,379	31,071,738
Robinhood Markets, Inc., Class A *	721,917	75,101,025
S&P Global, Inc.	317,554	174,159,316
SEI Investments Co.	95,707	8,449,014
SoFi Technologies, Inc. *	1,197,913	30,594,698
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Starwood Property Trust, Inc.	358,383	7,264,423
State Street Corp.	288,831	33,206,900
Synchrony Financial	384,951	29,387,159
T. Rowe Price Group, Inc.	223,864	24,092,244
Toast, Inc., Class A *	443,698	20,010,780
Tradeweb Markets, Inc., Class A	118,921	14,670,095
Visa, Inc., Class A	1,731,234	609,013,496
Voya Financial, Inc.	98,064	7,363,626
WEX, Inc. *	34,323	5,881,246
		4,985,304,661

Food, Beverage & Tobacco 2.2%
Altria Group, Inc.	1,706,687	114,706,433
Archer-Daniels-Midland Co.	485,523	30,413,161
Brown-Forman Corp., Class B	238,819	7,150,241
Bunge Global SA	137,586	11,587,493
Campbell's Co.	201,374	6,429,872
Celsius Holdings, Inc. *	161,630	10,163,294
Coca-Cola Co.	3,918,199	270,316,549
Coca-Cola Consolidated, Inc.	59,145	6,934,160
Conagra Brands, Inc.	480,148	9,185,231
Constellation Brands, Inc., Class A	154,805	25,069,122
Darling Ingredients, Inc. *	160,661	5,456,048
General Mills, Inc.	556,997	27,476,662
Hershey Co.	149,013	27,381,139
Hormel Foods Corp.	297,028	7,556,392
J.M. Smucker Co.	106,901	11,813,629
Kellanova	270,288	21,487,896
Keurig Dr. Pepper, Inc.	1,377,369	40,067,664
Kraft Heinz Co.	878,603	24,574,526
Lamb Weston Holdings, Inc.	144,585	8,317,975
McCormick & Co., Inc. - Non Voting Shares	254,734	17,925,632
Molson Coors Beverage Co., Class B	174,136	8,792,127
Mondelez International, Inc., Class A	1,309,896	80,480,010
Monster Beverage Corp. *	708,271	44,203,193
PepsiCo, Inc.	1,387,796	206,295,875
Philip Morris International, Inc.	1,574,626	263,167,243
Pilgrim's Pride Corp.	41,453	1,842,586
Post Holdings, Inc. *	46,945	5,311,827
Primo Brands Corp.	255,779	6,422,611
Tyson Foods, Inc., Class A	288,395	16,375,068
		1,316,903,659

Health Care Equipment & Services 3.8%
Abbott Laboratories	1,760,732	233,578,707
Align Technology, Inc. *	68,786	9,764,861
Baxter International, Inc.	514,792	12,710,214
Becton Dickinson & Co.	289,602	55,887,394
Boston Scientific Corp. *	1,496,108	157,839,394
Cardinal Health, Inc.	241,742	35,966,375
Cencora, Inc.	174,064	50,758,803
Centene Corp. *	504,724	14,657,185
Chemed Corp.	15,090	6,910,466
Cigna Group	269,876	81,197,592
Cooper Cos., Inc. *	201,550	13,583,462
CVS Health Corp.	1,279,368	93,585,769
DaVita, Inc. *	41,381	5,700,647
Dexcom, Inc. *	395,226	29,776,327
Edwards Lifesciences Corp. *	595,035	48,400,147
Elevance Health, Inc.	228,951	72,955,236
Encompass Health Corp.	102,666	12,500,612
GE HealthCare Technologies, Inc.	463,153	34,148,271
HCA Healthcare, Inc.	175,544	70,912,754
Henry Schein, Inc. *	121,393	8,446,525
Hologic, Inc. *	226,498	15,202,546
SECURITY	NUMBER OF SHARES	VALUE ($)
Humana, Inc.	122,464	37,187,418
IDEXX Laboratories, Inc. *	81,196	52,541,120
Insulet Corp. *	71,396	24,266,072
Intuitive Surgical, Inc. *	362,642	171,636,645
Labcorp Holdings, Inc.	84,516	23,494,603
Masimo Corp. *	45,629	6,374,828
McKesson Corp.	126,387	86,782,370
Medtronic PLC	1,297,208	120,393,875
Molina Healthcare, Inc. *	54,717	9,894,475
Penumbra, Inc. *	38,688	10,547,896
Quest Diagnostics, Inc.	113,266	20,573,636
ResMed, Inc.	147,947	40,612,931
Solventum Corp. *	148,755	10,872,503
STERIS PLC	99,423	24,364,600
Stryker Corp.	347,667	136,080,340
Teleflex, Inc.	44,312	5,601,480
Tenet Healthcare Corp. *	93,986	17,324,439
UnitedHealth Group, Inc.	918,335	284,564,466
Universal Health Services, Inc., Class B	57,801	10,495,506
Veeva Systems, Inc., Class A *	151,538	40,794,030
Zimmer Biomet Holdings, Inc.	199,973	21,217,135
		2,220,103,655

Household & Personal Products 1.0%
Church & Dwight Co., Inc.	247,925	23,096,693
Clorox Co.	124,064	14,664,365
Colgate-Palmolive Co.	821,170	69,035,762
Coty, Inc., Class A *	363,666	1,556,490
Estee Lauder Cos., Inc., Class A	236,848	21,726,067
Kenvue, Inc.	1,941,910	40,216,956
Kimberly-Clark Corp.	335,501	43,326,599
Procter & Gamble Co.	2,372,319	372,548,976
Reynolds Consumer Products, Inc.	53,518	1,242,153
		587,414,061

Insurance 2.0%
Aflac, Inc.	492,129	52,588,905
Allstate Corp.	267,260	54,374,047
American Financial Group, Inc.	73,463	9,980,683
American International Group, Inc.	582,719	47,386,709
Aon PLC, Class A	218,434	80,165,278
Arch Capital Group Ltd.	378,359	34,631,199
Arthur J Gallagher & Co.	259,170	78,463,717
Assurant, Inc.	51,565	11,117,930
Brown & Brown, Inc.	282,846	27,421,920
Chubb Ltd.	377,031	103,709,917
Cincinnati Financial Corp.	157,801	24,238,234
CNA Financial Corp.	20,051	993,527
Erie Indemnity Co., Class A	25,281	8,959,081
Everest Group Ltd.	43,146	14,750,754
Fidelity National Financial, Inc.	262,914	15,740,661
Globe Life, Inc.	83,164	11,638,802
Hartford Insurance Group, Inc.	287,254	38,006,577
Kinsale Capital Group, Inc.	22,380	10,237,731
Loews Corp.	177,541	17,185,969
Markel Group, Inc. *	12,770	25,017,196
Marsh & McLennan Cos., Inc.	498,437	102,583,319
MetLife, Inc.	570,299	46,399,527
Old Republic International Corp.	229,769	9,183,867
Principal Financial Group, Inc.	208,436	16,781,182
Progressive Corp.	592,554	146,396,391
Prudential Financial, Inc.	359,507	39,423,538
Reinsurance Group of America, Inc.	66,795	13,010,998
RenaissanceRe Holdings Ltd.	49,647	12,063,725
Travelers Cos., Inc.	229,303	62,258,058
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Unum Group	161,813	11,304,256
W.R. Berkley Corp.	302,818	21,709,022
Willis Towers Watson PLC	100,436	32,821,480
		1,180,544,200

Materials 2.1%
Air Products & Chemicals, Inc.	225,522	66,328,275
Albemarle Corp.	119,531	10,150,573
Alcoa Corp.	265,629	8,550,598
Amcor PLC	2,313,925	19,969,173
AptarGroup, Inc.	67,324	9,376,213
Avery Dennison Corp.	78,974	13,555,887
Axalta Coating Systems Ltd. *	221,542	6,925,403
Ball Corp.	280,704	14,776,259
Celanese Corp.	108,727	5,178,667
CF Industries Holdings, Inc.	163,854	14,194,672
Cleveland-Cliffs, Inc. *	480,340	5,163,655
Corteva, Inc.	691,398	51,294,818
CRH PLC	682,085	77,041,501
Crown Holdings, Inc.	118,222	11,748,902
Dow, Inc.	721,334	17,766,456
DuPont de Nemours, Inc.	423,300	32,560,236
Eastman Chemical Co.	115,557	8,128,279
Ecolab, Inc.	255,225	70,707,534
FMC Corp.	123,783	4,839,915
Freeport-McMoRan, Inc.	1,452,460	64,489,224
International Flavors & Fragrances, Inc.	258,384	17,443,504
International Paper Co.	532,358	26,447,545
Linde PLC	476,277	227,798,526
LyondellBasell Industries NV, Class A	261,360	14,727,636
Martin Marietta Materials, Inc.	60,921	37,551,704
Mosaic Co.	321,212	10,728,481
Newmont Corp.	1,125,149	83,711,086
Nucor Corp.	233,132	34,673,722
Packaging Corp. of America	89,786	19,569,757
PPG Industries, Inc.	230,188	25,603,811
Reliance, Inc.	53,179	15,722,903
Royal Gold, Inc.	66,382	11,920,880
RPM International, Inc.	130,421	16,343,055
Sherwin-Williams Co.	233,355	85,368,260
Smurfit WestRock PLC	500,010	23,680,474
Steel Dynamics, Inc.	139,200	18,224,064
Vulcan Materials Co.	133,801	38,957,499
Westlake Corp.	33,988	2,984,826
		1,224,203,973

Media & Entertainment 8.8%
Alphabet, Inc., Class A	5,888,991	1,253,825,074
Alphabet, Inc., Class C	4,750,348	1,014,341,808
Charter Communications, Inc., Class A *	96,562	25,644,936
Comcast Corp., Class A	3,768,351	128,010,883
Electronic Arts, Inc.	231,223	39,758,795
Fox Corp., Class A	337,660	20,158,302
Interpublic Group of Cos., Inc.	377,468	10,131,241
Liberty Broadband Corp., Class C *	128,548	7,823,431
Liberty Media Corp.-Liberty Formula One, Class C *	247,561	24,731,344
Live Nation Entertainment, Inc. *	159,371	26,533,678
Match Group, Inc.	247,746	9,250,836
Meta Platforms, Inc., Class A	2,196,848	1,622,811,618
Netflix, Inc. *	430,587	520,256,743
News Corp., Class A	513,494	15,101,858
Omnicom Group, Inc.	196,239	15,371,401
Paramount Skydance Corp. *	312,753	4,597,469
SECURITY	NUMBER OF SHARES	VALUE ($)
Pinterest, Inc., Class A *	598,247	21,913,788
ROBLOX Corp., Class A *	561,096	69,906,951
Roku, Inc. *	131,765	12,723,228
Sirius XM Holdings, Inc.	220,365	5,209,429
Snap, Inc., Class A *	1,083,068	7,733,105
Take-Two Interactive Software, Inc. *	170,750	39,830,852
TKO Group Holdings, Inc.	67,532	12,801,366
Trade Desk, Inc., Class A *	453,866	24,808,316
Walt Disney Co.	1,819,465	215,388,267
Warner Bros Discovery, Inc. *	2,279,439	26,532,670
		5,175,197,389

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
AbbVie, Inc.	1,787,335	376,055,284
Agilent Technologies, Inc.	289,257	36,348,035
Alnylam Pharmaceuticals, Inc. *	131,801	58,850,465
Amgen, Inc.	544,409	156,631,913
Avantor, Inc. *	683,189	9,202,556
Biogen, Inc. *	147,564	19,510,912
BioMarin Pharmaceutical, Inc. *	191,951	11,184,985
Bio-Rad Laboratories, Inc., Class A *	18,317	5,456,268
Bio-Techne Corp.	160,369	8,760,958
Bristol-Myers Squibb Co.	2,059,987	97,190,187
Bruker Corp.	113,884	3,869,778
Charles River Laboratories International, Inc. *	49,683	8,113,731
Danaher Corp.	644,055	132,559,400
Elanco Animal Health, Inc. *	509,454	9,348,481
Eli Lilly & Co.	795,955	583,100,714
Exact Sciences Corp. *	190,809	9,048,163
Gilead Sciences, Inc.	1,258,249	142,144,390
Illumina, Inc. *	161,644	16,157,934
Incyte Corp. *	163,207	13,808,944
Insmed, Inc. *	184,946	25,171,151
IQVIA Holdings, Inc. *	166,618	31,792,381
Jazz Pharmaceuticals PLC *	61,328	7,834,652
Johnson & Johnson	2,433,920	431,217,606
Medpace Holdings, Inc. *	23,838	11,335,207
Merck & Co., Inc.	2,541,445	213,786,353
Mettler-Toledo International, Inc. *	21,036	27,368,677
Moderna, Inc. *	348,308	8,390,740
Natera, Inc. *	137,844	23,192,253
Neurocrine Biosciences, Inc. *	101,209	14,128,776
Pfizer, Inc.	5,750,615	142,385,227
Regeneron Pharmaceuticals, Inc.	105,098	61,030,409
Repligen Corp. *	51,853	6,342,659
Revvity, Inc.	119,113	10,733,272
Roivant Sciences Ltd. *	437,462	5,218,922
Royalty Pharma PLC, Class A	367,473	13,221,679
Sarepta Therapeutics, Inc. *	95,842	1,744,324
Thermo Fisher Scientific, Inc.	382,232	188,333,351
United Therapeutics Corp. *	45,816	13,962,884
Vertex Pharmaceuticals, Inc. *	259,548	101,488,459
Viatris, Inc.	1,177,264	12,420,135
Waters Corp. *	60,611	18,292,400
West Pharmaceutical Services, Inc.	72,086	17,801,638
Zoetis, Inc.	449,883	70,361,701
		3,154,897,954

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	297,757	48,272,365
CoStar Group, Inc. *	427,772	38,281,316
Jones Lang LaSalle, Inc. *	47,688	14,572,022
Zillow Group, Inc., Class C *	214,658	18,097,816
		119,223,519

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 12.5%
Advanced Micro Devices, Inc. *	1,640,271	266,757,273
Analog Devices, Inc.	501,493	126,030,206
Applied Materials, Inc.	821,320	132,035,403
Astera Labs, Inc. *	22,228	4,049,942
Broadcom, Inc.	4,757,627	1,414,870,694
Enphase Energy, Inc. *	132,805	5,006,748
Entegris, Inc.	154,094	12,903,832
First Solar, Inc. *	108,312	21,141,419
Intel Corp. *	4,414,643	107,496,557
KLA Corp.	133,721	116,604,712
Lam Research Corp.	1,293,730	129,567,059
Lattice Semiconductor Corp. *	140,061	9,297,249
Marvell Technology, Inc.	875,045	55,009,704
Microchip Technology, Inc.	542,035	35,232,275
Micron Technology, Inc.	1,130,598	134,552,468
Monolithic Power Systems, Inc.	48,575	40,597,042
NVIDIA Corp.	24,676,734	4,298,193,528
NXP Semiconductors NV	256,019	60,126,062
ON Semiconductor Corp. *	423,502	21,001,464
Onto Innovation, Inc. *	49,661	5,264,066
Qorvo, Inc. *	94,646	8,584,392
QUALCOMM, Inc.	1,110,864	178,549,171
Skyworks Solutions, Inc.	152,600	11,435,844
Teradyne, Inc.	162,965	19,268,982
Texas Instruments, Inc.	919,442	186,168,616
Universal Display Corp.	44,043	6,103,919
		7,405,848,627

Software & Services 12.3%
Accenture PLC, Class A	633,726	164,749,748
Adobe, Inc. *	430,863	153,688,832
Akamai Technologies, Inc. *	148,290	11,734,188
AppLovin Corp., Class A *	223,956	107,183,102
Atlassian Corp., Class A *	167,038	29,696,016
Autodesk, Inc. *	215,830	67,921,701
Bentley Systems, Inc., Class B	154,338	8,588,910
Cadence Design Systems, Inc. *	276,007	96,721,133
Circle Internet Group, Inc. *(a)	49,433	6,524,167
Cloudflare, Inc., Class A *	314,083	65,552,263
Cognizant Technology Solutions Corp., Class A	500,194	36,139,017
CoreWeave, Inc., Class A *	40,133	4,135,304
Crowdstrike Holdings, Inc., Class A *	251,831	106,700,795
Datadog, Inc., Class A *	323,060	44,155,841
Docusign, Inc. *	204,789	15,699,125
Dynatrace, Inc. *	301,869	15,274,571
Elastic NV *	86,934	7,394,606
EPAM Systems, Inc. *	57,226	10,092,377
Fair Isaac Corp. *	24,598	37,429,301
Fortinet, Inc. *	641,699	50,546,630
Gartner, Inc. *	77,143	19,377,550
Gen Digital, Inc.	548,408	16,561,922
GoDaddy, Inc., Class A *	144,215	21,388,527
Guidewire Software, Inc. *	85,320	18,516,146
HubSpot, Inc. *	53,323	25,764,074
International Business Machines Corp.	940,257	228,943,177
Intuit, Inc.	282,969	188,740,323
Manhattan Associates, Inc. *	61,693	13,291,140
Microsoft Corp.	7,520,632	3,810,629,028
MongoDB, Inc. *	82,038	25,892,013
Nutanix, Inc., Class A *	250,913	16,863,863
Okta, Inc. *	169,108	15,688,149
Oracle Corp.	1,645,687	372,139,201
Palantir Technologies, Inc., Class A *	2,153,006	337,397,570
SECURITY	NUMBER OF SHARES	VALUE ($)
Palo Alto Networks, Inc. *	669,614	127,574,859
Procore Technologies, Inc. *	106,775	7,421,930
PTC, Inc. *	121,859	26,016,897
Roper Technologies, Inc.	108,922	57,326,738
SailPoint, Inc. *	62,962	1,299,536
Salesforce, Inc.	970,398	248,664,487
ServiceNow, Inc. *	209,325	192,047,314
Snowflake, Inc., Class A *	337,663	80,586,652
Strategy, Inc., Class A *	256,576	85,801,580
Synopsys, Inc. *	186,948	112,826,857
Twilio, Inc., Class A *	153,732	16,235,637
Tyler Technologies, Inc. *	43,452	24,458,262
UiPath, Inc., Class A *	426,028	4,737,431
Unity Software, Inc. *	310,769	12,247,406
VeriSign, Inc.	85,369	23,337,324
Workday, Inc., Class A *	219,214	50,598,975
Zoom Communications, Inc., Class A *	264,517	21,536,974
Zscaler, Inc. *	97,312	26,960,290
		7,270,799,459

Technology Hardware & Equipment 8.0%
Amphenol Corp., Class A	1,223,685	133,210,349
Apple, Inc.	15,112,886	3,508,305,356
Arista Networks, Inc. *	1,041,994	142,284,281
Arrow Electronics, Inc. *	52,374	6,616,407
CDW Corp.	132,619	21,850,307
Ciena Corp. *	144,293	13,559,213
Cisco Systems, Inc.	4,024,146	278,028,247
Cognex Corp.	171,225	7,523,627
Coherent Corp. *	158,157	14,308,464
Corning, Inc.	777,286	52,101,481
Dell Technologies, Inc., Class C	303,289	37,046,751
F5, Inc. *	58,209	18,227,566
Flex Ltd. *	388,566	20,834,909
Hewlett Packard Enterprise Co.	1,326,221	29,932,808
HP, Inc.	957,891	27,338,209
Jabil, Inc.	108,704	22,265,840
Keysight Technologies, Inc. *	175,464	28,676,082
Motorola Solutions, Inc.	169,042	79,865,583
NetApp, Inc.	204,991	23,120,935
Pure Storage, Inc., Class A *	312,578	24,259,179
Ralliant Corp. *	114,557	4,789,628
Seagate Technology Holdings PLC	215,130	36,012,762
Super Micro Computer, Inc. *	519,639	21,585,804
TD SYNNEX Corp.	75,616	11,196,461
TE Connectivity PLC	300,370	62,026,405
Teledyne Technologies, Inc. *	47,127	25,362,338
Trimble, Inc. *	241,378	19,508,170
Ubiquiti, Inc.	4,409	2,328,525
Western Digital Corp.	354,341	28,467,756
Zebra Technologies Corp., Class A *	51,681	16,387,528
		4,717,020,971

Telecommunication Services 0.9%
AT&T, Inc.	7,283,881	213,344,874
GCI Liberty, Inc. *(c)	75,055	0
GCI Liberty, Inc., Class C *	25,522	935,126
Liberty Global Ltd., Class C *	322,967	3,859,456
T-Mobile U.S., Inc.	482,382	121,555,440
Verizon Communications, Inc.	4,269,300	188,831,139
		528,526,035

Transportation 1.3%
American Airlines Group, Inc. *	657,960	8,796,925
CH Robinson Worldwide, Inc.	120,886	15,558,028
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CSX Corp.	1,898,550	61,721,860
Delta Air Lines, Inc.	660,488	40,804,949
Expeditors International of Washington, Inc.	138,844	16,736,256
FedEx Corp.	222,993	51,526,993
JB Hunt Transport Services, Inc.	79,246	11,489,878
Knight-Swift Transportation Holdings, Inc.	165,828	7,279,849
Norfolk Southern Corp.	228,176	63,884,716
Old Dominion Freight Line, Inc.	187,580	28,318,953
Saia, Inc. *	26,854	7,961,137
Southwest Airlines Co.	576,410	18,963,889
Uber Technologies, Inc. *	2,116,696	198,440,250
U-Haul Holding Co., Non Voting Shares	113,340	5,920,882
Union Pacific Corp.	604,371	135,119,224
United Airlines Holdings, Inc. *	331,236	34,779,780
United Parcel Service, Inc., Class B	742,709	64,942,475
XPO, Inc. *	118,836	15,413,029
		787,659,073

Utilities 2.2%
AES Corp.	714,271	9,671,229
Alliant Energy Corp.	261,228	16,998,106
Ameren Corp.	272,234	27,163,508
American Electric Power Co., Inc.	540,273	59,981,108
American Water Works Co., Inc.	196,835	28,247,791
Atmos Energy Corp.	160,204	26,614,690
CenterPoint Energy, Inc.	663,024	25,002,635
CMS Energy Corp.	302,451	21,646,418
Consolidated Edison, Inc.	364,585	35,813,185
Constellation Energy Corp.	316,882	97,593,318
Dominion Energy, Inc.	863,561	51,727,304
DTE Energy Co.	209,210	28,588,546
Duke Energy Corp.	786,591	96,349,532
Edison International	390,299	21,907,483
Entergy Corp.	452,044	39,820,556
Essential Utilities, Inc.	261,758	10,342,059
Evergy, Inc.	231,851	16,521,702
Eversource Energy	372,070	23,838,525
Exelon Corp.	1,021,592	44,623,139
FirstEnergy Corp.	522,382	22,786,303
NextEra Energy, Inc.	2,081,737	149,989,151
NiSource, Inc.	479,579	20,271,804
NRG Energy, Inc.	197,775	28,788,129
OGE Energy Corp.	202,410	9,039,631
PG&E Corp.	2,231,849	34,102,653
Pinnacle West Capital Corp.	120,658	10,781,999
PPL Corp.	746,698	27,232,076
SECURITY	NUMBER OF SHARES	VALUE ($)
Public Service Enterprise Group, Inc.	504,629	41,546,106
Sempra	660,589	54,538,228
Southern Co.	1,112,373	102,672,028
Vistra Corp.	343,604	64,978,952
WEC Energy Group, Inc.	321,541	34,247,332
Xcel Energy, Inc.	583,931	42,270,765
		1,325,695,991
Total Common Stocks (Cost $33,065,025,405)		58,962,305,846

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)	18,389,849	18,389,849
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)(e)	17,298,140	17,298,140
		35,687,989
Total Short-Term Investments (Cost $35,687,989)		35,687,989
Total Investments in Securities (Cost $33,100,713,394)		58,997,993,835

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/19/25	235	76,054,813	162,434

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $16,715,590.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2025:
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/25	BALANCE OF SHARES HELD AT 8/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Financial Services 0.3%
Charles Schwab Corp.	$85,756,490	$37,629,426	($6,731,165 )	$2,611,060	$45,294,728	$164,560,539	1,717,034	$1,722,210
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$58,433,779,811	$—	$—	$58,433,779,811
Telecommunication Services	528,526,035	—	0 *	528,526,035
Short-Term Investments[1]	35,687,989	—	—	35,687,989
Futures Contracts[2]	162,434	—	—	162,434
Total	$58,998,156,269	$—	$0	$58,998,156,269

*	Level 3 amount shown includes securities determined to have no value at August 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $100,413,192)		$164,560,539
Investments in securities, at value - unaffiliated issuers (cost $33,000,300,202) including securities on loan of $16,715,590		58,833,433,296
Cash		615
Deposit with broker for futures contracts		7,098,632
Receivables:
Fund shares sold		88,120,600
Dividends		56,049,020
Income from securities on loan	+	224,913
Total assets		59,149,487,615

Liabilities
Collateral held for securities on loan		17,298,140
Payables:
Investments bought		82,976,401
Management fees		1,530,004
Variation margin on futures contracts	+	493,790
Total liabilities		102,298,335
Net assets		$59,047,189,280

Net Assets by Source
Capital received from investors		$34,458,128,047
Total distributable earnings	+	24,589,061,233
Net assets		$59,047,189,280

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$59,047,189,280		2,311,750,000		$25.54

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Statement of Operations

For the period September 1, 2024 through August 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $168,156)		$661,959,309
Dividends received from securities - affiliated issuers		1,722,210
Other Interest		207,469
Securities on loan, net	+	1,085,681
Total investment income		664,974,669

Expenses
Management fees		15,607,635
Total expenses	–	15,607,635
Net investment income		649,367,034

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(213,104)
Net realized losses on sales of securities - unaffiliated issuers		(283,008,081)
Net realized gains on sales of in-kind redemptions - affiliated issuers		2,824,164
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		1,183,110,492
Net realized gains on futures contracts	+	7,368,708
Net realized gains		910,082,179
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		45,294,728
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		6,621,076,508
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,401,120)
Net change in unrealized appreciation (depreciation)		6,664,970,116
Net realized and unrealized gains		7,575,052,295
Increase in net assets resulting from operations		$8,224,419,329
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/24-8/31/25		9/1/23-8/31/24
Net investment income		$649,367,034	$534,242,189
Net realized gains		910,082,179	692,975,031
Net change in unrealized appreciation (depreciation)	+	6,664,970,116	8,121,237,671
Increase in net assets resulting from operations		$8,224,419,329	$9,348,454,891

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($632,200,320 )	($532,106,595 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		374,750,000	$8,505,754,961	184,800,000	$3,637,480,109
Shares redeemed	+	(86,950,000)	(2,022,275,814)	(76,950,000)	(1,500,137,484)
Net transactions in fund shares		287,800,000	$6,483,479,147	107,850,000	$2,137,342,625

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,023,950,000	$44,971,491,124	1,916,100,000	$34,017,800,203
Total increase	+	287,800,000	14,075,698,156	107,850,000	10,953,690,921
End of period		2,311,750,000	$59,047,189,280	2,023,950,000	$44,971,491,124

[1]
For the period ended August 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]	9/1/20– 8/31/21[1,2]
Per-Share Data
Net asset value at beginning of period	$25.41	$19.21	$15.52	$19.59	$15.02
Income (loss) from investment operations:
Net investment income (loss)[3]	0.12	0.11	0.09	0.07	0.09
Net realized and unrealized gains (losses)	5.10	6.20	3.69	(4.05)	4.56
Total from investment operations	5.22	6.31	3.78	(3.98)	4.65
Less distributions:
Distributions from net investment income	(0.11)	(0.11)	(0.09)	(0.09)	(0.08)
Net asset value at end of period	$30.52	$25.41	$19.21	$15.52	$19.59
Total return	20.60%	32.95%	24.41%	(20.37%)	31.06%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%[4]	0.04%[4]	0.04%
Net investment income (loss)	0.43%	0.49%	0.54%	0.41%	0.55%
Portfolio turnover rate[5]	27%	3%	9%	6%	12%
Net assets, end of period (x 1,000,000)	$48,075	$31,741	$19,818	$14,493	$16,563

[1]	Per-Share Data has been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of August 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 3.3%
Rivian Automotive, Inc., Class A *	1,370,748	18,601,050
Tesla, Inc. *	4,745,964	1,584,535,001
		1,603,136,051

Banks 0.1%
First Citizens BancShares, Inc., Class A	18,464	36,630,914

Capital Goods 3.7%
Advanced Drainage Systems, Inc.	120,267	17,314,840
Axon Enterprise, Inc. *	125,139	93,515,123
Builders FirstSource, Inc. *	187,027	25,936,904
Carlisle Cos., Inc.	73,250	28,266,442
Comfort Systems USA, Inc.	59,582	41,908,787
Core & Main, Inc., Class A *	321,033	20,777,256
EMCOR Group, Inc.	75,767	46,975,540
FTAI Aviation Ltd.	173,792	26,737,899
GE Vernova, Inc.	462,312	283,383,387
Generac Holdings, Inc. *	100,026	18,529,817
General Electric Co.	1,806,268	497,084,954
HEICO Corp.	167,821	52,363,508
Lennox International, Inc.	54,076	30,166,837
Parker-Hannifin Corp.	216,275	164,228,421
TransDigm Group, Inc.	94,979	132,864,224
Trex Co., Inc. *	178,106	10,976,673
United Rentals, Inc.	110,008	105,205,051
Vertiv Holdings Co., Class A	645,311	82,309,418
WillScot Holdings Corp.	303,858	7,365,518
WW Grainger, Inc.	74,004	75,003,054
		1,760,913,653

Commercial & Professional Services 0.5%
CACI International, Inc., Class A *	37,236	17,862,854
Clean Harbors, Inc. *	85,246	20,647,434
Copart, Inc. *	1,488,858	72,671,159
Dayforce, Inc. *	267,086	18,634,590
Equifax, Inc.	210,465	51,837,529
Parsons Corp. *	78,596	6,295,540
Paycom Software, Inc.	82,548	18,750,778
Paylocity Holding Corp. *	71,582	12,829,642
		219,529,526

Consumer Discretionary Distribution & Retail 6.7%
Amazon.com, Inc. *	12,126,057	2,776,867,053
AutoZone, Inc. *	28,384	119,171,076
Carvana Co. *	210,532	78,301,061
Etsy, Inc. *	173,091	9,175,554
Floor & Decor Holdings, Inc., Class A *	182,120	14,919,270
Murphy USA, Inc.	29,844	11,236,266
O'Reilly Automotive, Inc. *	1,449,922	150,327,913
Pool Corp.	63,023	19,581,876
Ulta Beauty, Inc. *	76,523	37,705,178
		3,217,285,247

Consumer Durables & Apparel 0.3%
Deckers Outdoor Corp. *	257,543	30,809,869
Lululemon Athletica, Inc. *	187,144	37,840,517
NVR, Inc. *	4,963	40,287,897
SECURITY	NUMBER OF SHARES	VALUE ($)
TopBuild Corp. *	48,835	20,547,815
		129,486,098

Consumer Services 2.2%
Airbnb, Inc., Class A *	730,770	95,387,408
Booking Holdings, Inc.	55,157	308,826,801
Cava Group, Inc. *	137,738	9,304,202
Chipotle Mexican Grill, Inc. *	2,282,188	96,171,402
Churchill Downs, Inc.	119,400	12,385,362
Domino's Pizza, Inc.	58,146	26,648,312
DoorDash, Inc., Class A *	581,643	142,647,946
DraftKings, Inc., Class A *	845,815	40,582,204
Flutter Entertainment PLC *	299,251	91,920,930
Hilton Worldwide Holdings, Inc.	402,689	111,166,325
Marriott International, Inc., Class A	385,635	103,296,191
Texas Roadhouse, Inc.	113,891	19,651,892
Wingstop, Inc.	47,637	15,630,652
		1,073,619,627

Consumer Staples Distribution & Retail 1.6%
Casey's General Stores, Inc.	62,766	31,039,042
Costco Wholesale Corp.	751,549	708,951,203
Performance Food Group Co. *	264,762	26,846,867
Sprouts Farmers Market, Inc. *	166,002	23,329,921
		790,167,033

Energy 0.6%
Baker Hughes Co.	1,678,199	76,190,234
Cheniere Energy, Inc.	375,757	90,865,558
NOV, Inc.	623,885	8,291,432
Range Resources Corp.	405,308	13,889,905
Targa Resources Corp.	367,351	61,626,804
TechnipFMC PLC	710,200	26,106,952
Texas Pacific Land Corp.	31,920	29,796,682
		306,767,567

Equity Real Estate Investment Trusts (REITs) 0.4%
Equinix, Inc.	165,646	130,229,229
SBA Communications Corp.	181,937	37,269,794
		167,499,023

Financial Services 7.1%
Apollo Global Management, Inc.	768,512	104,694,390
Blackrock, Inc.	246,561	277,908,765
Block, Inc. *	942,364	75,049,869
Blue Owl Capital, Inc.	962,461	17,824,778
Coinbase Global, Inc., Class A *	358,443	109,160,231
Corpay, Inc. *	118,976	38,746,914
FactSet Research Systems, Inc.	63,392	23,665,501
Fiserv, Inc. *	937,773	129,581,473
Interactive Brokers Group, Inc., Class A	738,626	45,972,082
LPL Financial Holdings, Inc.	135,416	49,356,424
Mastercard, Inc., Class A	1,373,440	817,595,098
Moody's Corp.	261,999	133,556,610
MSCI, Inc.	130,929	74,331,012
Robinhood Markets, Inc., Class A *	1,208,772	125,748,551
S&P Global, Inc.	531,529	291,511,765
Toast, Inc., Class A *	743,557	33,534,421
Tradeweb Markets, Inc., Class A	197,535	24,367,918
Visa, Inc., Class A	2,897,193	1,019,174,553
		3,391,780,355

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 0.1%
Celsius Holdings, Inc. *	261,058	16,415,327
Coca-Cola Consolidated, Inc.	97,307	11,408,273
Constellation Brands, Inc., Class A	258,570	41,872,826
		69,696,426

Health Care Equipment & Services 3.2%
Align Technology, Inc. *	115,961	16,461,824
Chemed Corp.	24,708	11,315,029
Dexcom, Inc. *	664,552	50,067,348
Edwards Lifesciences Corp. *	994,313	80,877,419
Elevance Health, Inc.	382,417	121,857,177
Humana, Inc.	204,531	62,107,883
IDEXX Laboratories, Inc. *	136,320	88,211,309
Insulet Corp. *	119,118	40,485,826
Intuitive Surgical, Inc. *	606,836	287,212,445
McKesson Corp.	211,989	145,560,127
Molina Healthcare, Inc. *	89,770	16,233,109
Penumbra, Inc. *	64,452	17,572,193
ResMed, Inc.	248,204	68,134,480
UnitedHealth Group, Inc.	1,536,258	476,040,266
Veeva Systems, Inc., Class A *	254,082	68,398,874
		1,550,535,309

Insurance 0.7%
Everest Group Ltd.	72,002	24,616,044
Kinsale Capital Group, Inc.	36,734	16,803,968
Markel Group, Inc. *	21,445	42,012,042
Progressive Corp.	992,762	245,271,780
RenaissanceRe Holdings Ltd.	82,354	20,011,198
		348,715,032

Materials 1.6%
Cleveland-Cliffs, Inc. *	806,742	8,672,477
Corteva, Inc.	1,156,018	85,764,975
Linde PLC	797,055	381,223,436
Martin Marietta Materials, Inc.	102,089	62,927,660
Sherwin-Williams Co.	390,668	142,918,074
Vulcan Materials Co.	223,421	65,051,258
		746,557,880

Media & Entertainment 13.2%
Alphabet, Inc., Class A	7,470,492	1,590,542,452
Alphabet, Inc., Class C	6,024,819	1,286,479,601
Charter Communications, Inc., Class A *	163,087	43,312,645
Liberty Broadband Corp., Class C *	221,170	13,460,406
Liberty Media Corp.-Liberty Formula One, Class C *	411,417	41,100,558
Live Nation Entertainment, Inc. *	269,193	44,817,943
Meta Platforms, Inc., Class A	2,866,464	2,117,456,957
Netflix, Inc. *	721,190	871,377,817
Pinterest, Inc., Class A *	1,008,839	36,953,773
ROBLOX Corp., Class A *	941,755	117,333,255
Roku, Inc. *	223,552	21,586,181
Take-Two Interactive Software, Inc. *	288,769	67,361,145
TKO Group Holdings, Inc.	116,414	22,067,438
Trade Desk, Inc., Class A *	770,460	42,113,344
Warner Bros Discovery, Inc. *	3,837,791	44,671,887
		6,360,635,402

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Alnylam Pharmaceuticals, Inc. *	220,657	98,525,557
Avantor, Inc. *	1,154,975	15,557,513
BioMarin Pharmaceutical, Inc. *	326,795	19,042,345
Bio-Rad Laboratories, Inc., Class A *	30,533	9,095,170
Charles River Laboratories International, Inc. *	83,356	13,612,868
Danaher Corp.	1,079,188	222,118,474
Eli Lilly & Co.	1,331,843	975,681,545
Exact Sciences Corp. *	312,800	14,832,976
Illumina, Inc. *	268,128	26,802,075
Insmed, Inc. *	308,357	41,967,388
IQVIA Holdings, Inc. *	278,307	53,103,759
Medpace Holdings, Inc. *	39,901	18,973,325
Mettler-Toledo International, Inc. *	35,225	45,829,134
Moderna, Inc. *	565,201	13,615,692
Natera, Inc. *	231,262	38,909,831
Neurocrine Biosciences, Inc. *	167,723	23,414,131
Regeneron Pharmaceuticals, Inc.	175,869	102,127,128
Repligen Corp. *	88,412	10,814,556
Revvity, Inc.	200,083	18,029,479
Roivant Sciences Ltd. *	699,910	8,349,926
Sarepta Therapeutics, Inc. *	163,004	2,966,673
Thermo Fisher Scientific, Inc.	639,160	314,926,915
Vertex Pharmaceuticals, Inc. *	434,833	170,028,400
Waters Corp. *	100,791	30,418,724
West Pharmaceutical Services, Inc.	121,690	30,051,345
Zoetis, Inc.	753,898	117,909,647
		2,436,704,576

Real Estate Management & Development 0.1%
CoStar Group, Inc. *	714,819	63,969,152

Semiconductors & Semiconductor Equipment 18.1%
Advanced Micro Devices, Inc. *	2,747,201	446,777,299
Broadcom, Inc.	7,233,865	2,151,279,112
Enphase Energy, Inc. *	222,763	8,398,165
First Solar, Inc. *	182,552	35,632,325
KLA Corp.	223,859	195,205,048
Lam Research Corp.	2,167,042	217,029,256
Marvell Technology, Inc.	1,463,036	91,973,758
Monolithic Power Systems, Inc.	81,103	67,782,643
NVIDIA Corp.	31,313,861	5,454,248,309
Qorvo, Inc. *	156,903	14,231,102
Universal Display Corp.	74,501	10,325,094
		8,692,882,111

Software & Services 19.5%
Accenture PLC, Class A	1,060,185	275,616,294
Adobe, Inc. *	722,563	257,738,222
AppLovin Corp., Class A *	376,110	180,002,485
Atlassian Corp., Class A *	280,745	49,910,846
Autodesk, Inc. *	364,138	114,594,229
Cadence Design Systems, Inc. *	462,564	162,096,303
Circle Internet Group, Inc. *(a)	89,276	11,782,646
Cloudflare, Inc., Class A *	526,995	109,989,126
CoreWeave, Inc., Class A *	67,414	6,946,339
Crowdstrike Holdings, Inc., Class A *	422,794	179,137,818
Datadog, Inc., Class A *	542,016	74,082,747
Docusign, Inc. *	343,313	26,318,375
Dynatrace, Inc. *	508,978	25,754,287
Elastic NV *	152,146	12,941,539
EPAM Systems, Inc. *	95,769	16,889,821
Fair Isaac Corp. *	41,321	62,875,686
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fortinet, Inc. *	1,076,992	84,834,660
Gartner, Inc. *	130,738	32,840,078
GoDaddy, Inc., Class A *	241,457	35,810,488
HubSpot, Inc. *	89,334	43,163,509
Intuit, Inc.	473,695	315,954,565
Microsoft Corp.	9,542,421	4,835,049,296
MongoDB, Inc. *	137,527	43,404,896
Okta, Inc. *	283,904	26,337,774
Palantir Technologies, Inc., Class A *	3,604,891	564,922,469
Palo Alto Networks, Inc. *	1,123,028	213,959,295
Procore Technologies, Inc. *	183,383	12,746,952
PTC, Inc. *	203,202	43,383,627
Roper Technologies, Inc.	182,356	95,975,786
SailPoint, Inc. *	110,343	2,277,480
Salesforce, Inc.	1,625,652	416,573,325
ServiceNow, Inc. *	350,595	321,656,889
Snowflake, Inc., Class A *	565,245	134,901,372
Strategy, Inc., Class A *	430,319	143,902,977
Synopsys, Inc. *	313,299	189,082,212
Twilio, Inc., Class A *	261,233	27,588,817
Tyler Technologies, Inc. *	73,496	41,369,428
UiPath, Inc., Class A *	700,236	7,786,624
Unity Software, Inc. *	519,027	20,454,854
Workday, Inc., Class A *	367,429	84,809,962
Zoom Communications, Inc., Class A *	445,425	36,266,503
Zscaler, Inc. *	162,720	45,081,576
		9,386,812,177

Technology Hardware & Equipment 10.2%
Apple, Inc.	19,174,175	4,451,092,985
Arista Networks, Inc. *	1,745,092	238,292,313
Coherent Corp. *	264,154	23,898,012
Dell Technologies, Inc., Class C	509,493	62,234,570
Pure Storage, Inc., Class A *	527,294	40,923,287
Super Micro Computer, Inc. *	873,465	36,283,736
Teledyne Technologies, Inc. *	79,887	42,992,787
		4,895,717,690

Telecommunication Services 0.4%
GCI Liberty, Inc., Class C *	41,285	1,512,683
T-Mobile U.S., Inc.	809,585	204,007,324
		205,520,007

Transportation 0.9%
JB Hunt Transport Services, Inc.	130,896	18,978,611
Old Dominion Freight Line, Inc.	315,133	47,575,629
SECURITY	NUMBER OF SHARES	VALUE ($)
Saia, Inc. *	44,102	13,074,479
Uber Technologies, Inc. *	3,541,479	332,013,656
		411,642,375

Utilities 0.3%
Constellation Energy Corp.	531,268	163,619,919
Total Common Stocks (Cost $26,695,274,898)		48,029,823,150

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (b)	30,868,512	30,868,512
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (b)(c)	9,600,325	9,600,325
		40,468,837
Total Short-Term Investments (Cost $40,468,837)		40,468,837
Total Investments in Securities (Cost $26,735,743,735)		48,070,291,987

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
NASDAQ 100 Index, e-mini, expires 09/19/25	83	38,946,505	(116,606)
S&P 500 Index, e-mini, expires 09/19/25	7	2,265,463	17,563
			(99,043)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,476,164.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$48,029,823,150	$—	$—	$48,029,823,150
Short-Term Investments[1]	40,468,837	—	—	40,468,837
Futures Contracts[2]	17,563	—	—	17,563
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of August 31, 2025 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Liabilities
Futures Contracts[2]	($116,606 )	$—	$—	($116,606 )
Total	$48,070,192,944	$—	$—	$48,070,192,944

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $26,735,743,735) including securities on loan of $9,476,164		$48,070,291,987
Cash		1,482
Deposit with broker for futures contracts		3,294,284
Receivables:
Investments sold		411,140,959
Fund shares sold		67,139,690
Dividends		16,486,671
Income from securities on loan	+	364,105
Total assets		48,568,719,178

Liabilities
Collateral held for securities on loan		9,600,325
Payables:
Investments bought		481,894,244
Management fees		1,650,923
Variation margin on futures contracts	+	525,697
Total liabilities		493,671,189
Net assets		$48,075,047,989

Net Assets by Source
Capital received from investors		$27,857,076,644
Total distributable earnings	+	20,217,971,345
Net assets		$48,075,047,989

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$48,075,047,989		1,575,300,000		$30.52

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Statement of Operations

For the period September 1, 2024 through August 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers		$178,126,277
Other Interest		103,512
Securities on loan, net	+	1,442,120
Total investment income		179,671,909

Expenses
Management fees		15,304,892
Total expenses	–	15,304,892
Net investment income		164,367,017

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(303,323,947)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		798,231,202
Net realized gains on futures contracts	+	5,302,145
Net realized gains		500,209,400
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		7,007,210,456
Net change in unrealized appreciation (depreciation) on futures contracts	+	(643,747)
Net change in unrealized appreciation (depreciation)		7,006,566,709
Net realized and unrealized gains		7,506,776,109
Increase in net assets resulting from operations		$7,671,143,126
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/24-8/31/25		9/1/23-8/31/24
Net investment income		$164,367,017	$122,834,369
Net realized gains		500,209,400	372,878,036
Net change in unrealized appreciation (depreciation)	+	7,006,566,709	6,746,265,365
Increase in net assets resulting from operations		$7,671,143,126	$7,241,977,770

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($156,290,435 )	($116,945,705 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		376,600,000	$10,174,898,208	250,600,000	$5,539,224,296
Shares redeemed	+	(50,300,000)	(1,355,950,622)	(33,400,000)	(741,168,580)
Net transactions in fund shares		326,300,000	$8,818,947,586	217,200,000	$4,798,055,716

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,249,000,000	$31,741,247,712	1,031,800,000	$19,818,159,931
Total increase	+	326,300,000	16,333,800,277	217,200,000	11,923,087,781
End of period		1,575,300,000	$48,075,047,989	1,249,000,000	$31,741,247,712

[1]
For the period ended August 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]
Per-Share Data
Net asset value at beginning of period	$26.51	$22.54	$21.49	$23.56	$17.97
Income (loss) from investment operations:
Net investment income (loss)[2]	0.60	0.57	0.56	0.50	0.46
Net realized and unrealized gains (losses)	2.23	3.98	1.04	(2.08)	5.69
Total from investment operations	2.83	4.55	1.60	(1.58)	6.15
Less distributions:
Distributions from net investment income	(0.60)	(0.58)	(0.55)	(0.49)	(0.56)
Net asset value at end of period	$28.74	$26.51	$22.54	$21.49	$23.56
Total return	10.84%	20.56%	7.60%	(6.78%)	34.95%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%[3]	0.04%[3]	0.04%
Net investment income (loss)	2.22%	2.40%	2.57%	2.19%	2.22%
Portfolio turnover rate[4]	7%	6%	7%	8%	23%
Net assets, end of period (x 1,000,000)	$13,216	$11,695	$9,824	$9,497	$9,927

[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 0.6%
Aptiv PLC *	111,905	8,899,805
Autoliv, Inc.	36,387	4,514,535
BorgWarner, Inc.	113,850	4,868,226
Ford Motor Co.	2,012,939	23,692,292
General Motors Co.	495,303	29,019,803
Gentex Corp.	115,488	3,234,819
Lear Corp.	27,802	3,058,220
Lucid Group, Inc. *(a)	600,690	1,189,366
		78,477,066

Banks 8.1%
Bank of America Corp.	3,375,649	171,280,430
BOK Financial Corp.	11,291	1,257,930
Citigroup, Inc.	962,328	92,932,015
Citizens Financial Group, Inc.	223,192	11,668,478
Comerica, Inc.	67,666	4,775,866
Commerce Bancshares, Inc.	62,882	3,894,911
Cullen/Frost Bankers, Inc.	33,128	4,274,506
East West Bancorp, Inc.	70,883	7,452,639
Fifth Third Bancorp	343,605	15,726,801
First Horizon Corp.	261,891	5,918,737
Huntington Bancshares, Inc.	748,515	13,331,052
JPMorgan Chase & Co.	1,431,653	431,528,847
KeyCorp	509,170	9,857,531
M&T Bank Corp.	82,765	16,690,390
PNC Financial Services Group, Inc.	203,641	42,243,289
Regions Financial Corp.	464,019	12,709,480
Truist Financial Corp.	674,490	31,579,622
U.S. Bancorp	802,150	39,168,985
Webster Financial Corp.	86,503	5,382,217
Wells Fargo & Co.	1,676,396	137,766,223
Western Alliance Bancorp	55,839	5,000,382
Zions Bancorp NA	75,710	4,391,937
		1,068,832,268

Capital Goods 10.6%
3M Co.	277,425	43,147,910
A.O. Smith Corp.	59,469	4,239,545
Acuity, Inc.	15,776	5,150,391
AECOM	68,370	8,538,729
AGCO Corp.	32,127	3,475,820
Allegion PLC	44,445	7,546,761
AMETEK, Inc.	119,024	21,995,635
API Group Corp. *	188,187	6,714,512
Boeing Co. *	388,497	91,172,476
Carrier Global Corp.	410,715	26,778,618
Caterpillar, Inc.	242,283	101,526,268
CNH Industrial NV	449,457	5,146,283
Cummins, Inc.	70,971	28,277,685
Curtiss-Wright Corp.	19,405	9,278,501
Deere & Co.	130,032	62,238,516
Donaldson Co., Inc.	61,579	4,905,999
Dover Corp.	70,452	12,601,045
Eaton Corp. PLC	201,577	70,378,594
Emerson Electric Co.	289,574	38,223,768
Fastenal Co.	591,067	29,352,387
Ferguson Enterprises, Inc.	102,394	23,668,373
Fortive Corp.	174,891	8,370,283
Fortune Brands Innovations, Inc.	62,006	3,628,591
General Dynamics Corp.	129,675	42,088,615
Graco, Inc.	85,895	7,334,574
SECURITY	NUMBER OF SHARES	VALUE ($)
Honeywell International, Inc.	331,079	72,671,840
Howmet Aerospace, Inc.	207,800	36,177,980
Hubbell, Inc.	27,462	11,835,847
Huntington Ingalls Industries, Inc.	20,302	5,497,579
IDEX Corp.	38,743	6,373,224
Illinois Tool Works, Inc.	137,451	36,376,407
Ingersoll Rand, Inc.	208,125	16,531,369
ITT, Inc.	40,565	6,906,191
Johnson Controls International PLC	338,764	36,210,484
L3Harris Technologies, Inc.	96,288	26,731,475
Lincoln Electric Holdings, Inc.	28,741	6,973,429
Lockheed Martin Corp.	107,420	48,943,775
Masco Corp.	108,827	7,986,814
Middleby Corp. *	27,600	3,777,060
Nordson Corp.	27,883	6,276,184
Northrop Grumman Corp.	69,721	41,138,179
nVent Electric PLC	84,451	7,633,526
Otis Worldwide Corp.	203,595	17,586,536
Owens Corning	43,990	6,605,978
PACCAR, Inc.	270,403	27,034,892
Pentair PLC	84,543	9,090,909
Quanta Services, Inc.	76,312	28,842,884
Regal Rexnord Corp.	34,320	5,125,006
Rockwell Automation, Inc.	58,091	19,950,192
RTX Corp.	688,217	109,151,216
Sensata Technologies Holding PLC	75,270	2,449,286
Snap-on, Inc.	26,951	8,765,543
StandardAero, Inc. *	67,415	1,785,823
Stanley Black & Decker, Inc.	79,729	5,923,067
Textron, Inc.	92,918	7,448,307
Toro Co.	51,485	4,173,374
Trane Technologies PLC	114,887	47,747,037
Watsco, Inc.	17,895	7,200,590
WESCO International, Inc.	22,773	5,006,416
Westinghouse Air Brake Technologies Corp.	88,237	17,073,860
Woodward, Inc.	30,774	7,595,639
Xylem, Inc.	125,476	17,762,383
		1,400,140,180

Commercial & Professional Services 2.4%
Automatic Data Processing, Inc.	209,110	63,579,896
Booz Allen Hamilton Holding Corp., Class A	65,084	7,075,933
Broadridge Financial Solutions, Inc.	60,568	15,482,392
Cintas Corp.	176,670	37,106,000
Genpact Ltd.	82,256	3,729,487
Jacobs Solutions, Inc.	61,968	9,061,581
KBR, Inc.	66,958	3,378,701
Leidos Holdings, Inc.	66,397	12,012,545
Paychex, Inc.	165,136	23,029,041
RB Global, Inc.	95,149	10,898,366
Republic Services, Inc.	104,642	24,483,089
Robert Half, Inc.	52,367	1,954,336
Rollins, Inc.	145,077	8,202,654
SS&C Technologies Holdings, Inc.	110,831	9,826,276
Tetra Tech, Inc.	135,997	4,953,011
TransUnion	100,821	8,912,576
Veralto Corp.	127,497	13,538,906
Verisk Analytics, Inc.	72,122	19,337,351
Waste Management, Inc.	188,578	42,692,173
		319,254,314

Consumer Discretionary Distribution & Retail 3.7%
Bath & Body Works, Inc.	109,368	3,194,639
Best Buy Co., Inc.	99,381	7,318,417
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Burlington Stores, Inc. *	32,461	9,435,764
CarMax, Inc. *	78,211	4,798,245
Dick's Sporting Goods, Inc.	29,148	6,202,694
eBay, Inc.	237,531	21,522,684
GameStop Corp., Class A *	209,615	4,697,472
Genuine Parts Co.	71,258	9,928,377
Home Depot, Inc.	512,022	208,275,189
Lithia Motors, Inc.	13,375	4,503,095
LKQ Corp.	132,587	4,324,988
Lowe's Cos., Inc.	288,333	74,407,214
Penske Automotive Group, Inc.	9,676	1,784,351
Ross Stores, Inc.	169,418	24,931,553
TJX Cos., Inc.	575,161	78,572,744
Tractor Supply Co.	273,513	16,892,163
Williams-Sonoma, Inc.	63,436	11,938,021
		492,727,610

Consumer Durables & Apparel 1.2%
DR Horton, Inc.	142,444	24,141,409
Garmin Ltd.	79,386	19,197,123
Hasbro, Inc.	68,026	5,521,670
Lennar Corp., Class A	125,032	16,646,760
Mohawk Industries, Inc. *	26,502	3,516,550
NIKE, Inc., Class B	607,156	46,975,660
PulteGroup, Inc.	103,389	13,649,416
Somnigroup International, Inc.	106,610	8,949,910
Tapestry, Inc.	107,132	10,908,180
Toll Brothers, Inc.	51,142	7,108,738
VF Corp.	169,376	2,562,659
		159,178,075

Consumer Services 2.5%
ADT, Inc.	231,712	2,018,211
Aramark	134,634	5,265,536
Caesars Entertainment, Inc. *	106,014	2,837,995
Carnival Corp. *	541,605	17,271,783
Darden Restaurants, Inc.	60,085	12,433,990
Expedia Group, Inc.	62,505	13,426,074
Las Vegas Sands Corp.	175,106	10,091,359
Light & Wonder, Inc. *	43,453	4,018,099
McDonald's Corp.	368,350	115,492,459
MGM Resorts International *	106,627	4,232,026
Norwegian Cruise Line Holdings Ltd. *	230,632	5,728,899
Royal Caribbean Cruises Ltd.	128,755	46,766,391
Service Corp. International	73,331	5,811,482
Starbucks Corp.	585,454	51,631,188
Vail Resorts, Inc.	19,212	3,146,926
Wyndham Hotels & Resorts, Inc.	39,664	3,435,299
Wynn Resorts Ltd.	45,284	5,739,747
Yum! Brands, Inc.	143,250	21,053,452
		330,400,916

Consumer Staples Distribution & Retail 2.5%
Albertsons Cos., Inc., Class A	206,284	4,014,287
BJ's Wholesale Club Holdings, Inc. *	67,903	6,632,765
Dollar General Corp.	113,017	12,291,729
Dollar Tree, Inc. *	102,038	11,139,488
Kroger Co.	315,709	21,417,698
Sysco Corp.	249,929	20,111,787
Target Corp.	234,103	22,469,206
U.S. Foods Holding Corp. *	119,352	9,261,715
Walmart, Inc.	2,225,700	215,848,386
		323,187,061

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 6.3%
Antero Resources Corp. *	149,887	4,784,393
APA Corp.	186,312	4,326,165
Chevron Corp.	987,950	158,664,770
Chord Energy Corp.	29,751	3,269,337
ConocoPhillips	650,331	64,363,259
Coterra Energy, Inc.	391,802	9,575,641
Devon Energy Corp.	331,350	11,961,735
Diamondback Energy, Inc.	96,512	14,357,125
EOG Resources, Inc.	280,993	35,073,546
EQT Corp.	308,877	16,012,184
Expand Energy Corp.	111,295	10,771,130
Exxon Mobil Corp.	2,220,301	253,758,201
Halliburton Co.	443,575	10,082,460
HF Sinclair Corp.	83,047	4,225,431
Kinder Morgan, Inc.	995,902	26,869,436
Marathon Petroleum Corp.	158,280	28,444,499
Occidental Petroleum Corp.	365,555	17,404,073
ONEOK, Inc.	321,876	24,584,889
Ovintiv, Inc.	133,005	5,602,171
Permian Resources Corp.	329,624	4,710,327
Phillips 66	209,871	28,034,568
Schlumberger NV	772,502	28,458,974
Valero Energy Corp.	161,384	24,531,982
Williams Cos., Inc.	628,626	36,384,873
		826,251,169

Equity Real Estate Investment Trusts (REITs) 4.1%
Alexandria Real Estate Equities, Inc.	79,177	6,527,352
American Homes 4 Rent, Class A	162,834	5,832,714
American Tower Corp.	241,228	49,174,328
Americold Realty Trust, Inc.	133,831	1,932,520
AvalonBay Communities, Inc.	73,333	14,362,268
BXP, Inc.	75,444	5,470,444
Camden Property Trust	54,905	6,148,262
Crown Castle, Inc.	224,445	22,251,477
CubeSmart	116,785	4,778,842
Digital Realty Trust, Inc.	163,040	27,332,026
EastGroup Properties, Inc.	27,007	4,579,307
Equity LifeStyle Properties, Inc.	98,464	5,936,395
Equity Residential	175,739	11,619,863
Essex Property Trust, Inc.	33,173	8,963,676
Extra Space Storage, Inc.	109,177	15,675,634
Federal Realty Investment Trust	39,665	3,988,316
Gaming & Leisure Properties, Inc.	141,771	6,806,426
Healthcare Realty Trust, Inc.	181,302	3,151,029
Healthpeak Properties, Inc.	357,015	6,404,849
Host Hotels & Resorts, Inc.	356,883	6,141,956
Invitation Homes, Inc.	293,873	9,195,286
Iron Mountain, Inc.	152,316	14,063,336
Kimco Realty Corp.	346,978	7,803,535
Lamar Advertising Co., Class A	45,307	5,765,316
Lineage, Inc.	30,385	1,273,435
Mid-America Apartment Communities, Inc.	60,504	8,822,693
NNN REIT, Inc.	97,200	4,170,852
Omega Healthcare Investors, Inc.	149,622	6,369,409
Prologis, Inc.	478,080	54,395,942
Public Storage	81,365	23,969,315
Realty Income Corp.	465,202	27,335,270
Regency Centers Corp.	83,796	6,075,210
Rexford Industrial Realty, Inc.	122,011	5,052,475
Simon Property Group, Inc.	158,066	28,556,204
Sun Communities, Inc.	61,565	7,810,752
UDR, Inc.	155,071	6,136,159
Ventas, Inc.	232,903	15,856,036
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
VICI Properties, Inc.	545,071	18,412,498
Welltower, Inc.	320,046	53,857,341
Weyerhaeuser Co.	373,538	9,663,428
WP Carey, Inc.	113,213	7,596,592
		539,258,768

Financial Services 11.4%
AGNC Investment Corp. (a)	527,585	5,149,230
Ally Financial, Inc.	142,763	5,860,421
American Express Co.	285,118	94,453,891
Ameriprise Financial, Inc.	49,078	25,265,845
Annaly Capital Management, Inc.	310,024	6,569,408
ARES Management Corp., Class A	104,200	18,672,640
Bank of New York Mellon Corp.	368,344	38,897,126
Berkshire Hathaway, Inc., Class B *	944,649	475,139,554
Blackstone, Inc.	375,727	64,399,608
Capital One Financial Corp.	329,501	74,869,217
Carlyle Group, Inc.	110,168	7,112,446
Cboe Global Markets, Inc.	54,010	12,743,659
Charles Schwab Corp. (b)	877,352	84,085,416
CME Group, Inc.	185,513	49,441,070
Corebridge Financial, Inc.	138,424	4,813,002
Equitable Holdings, Inc.	157,033	8,363,578
Fidelity National Information Services, Inc.	270,932	18,913,763
Franklin Resources, Inc.	160,939	4,129,695
Global Payments, Inc.	125,817	11,175,066
Goldman Sachs Group, Inc.	158,069	117,800,922
Intercontinental Exchange, Inc.	295,591	52,201,371
Invesco Ltd.	230,753	5,051,183
Jack Henry & Associates, Inc.	37,365	6,100,210
Jefferies Financial Group, Inc.	84,318	5,468,022
KKR & Co., Inc.	348,792	48,652,996
MarketAxess Holdings, Inc.	19,283	3,544,987
Morgan Stanley	636,469	95,775,855
Morningstar, Inc.	13,680	3,589,906
Nasdaq, Inc.	213,039	20,183,315
Northern Trust Corp.	100,403	13,180,906
PayPal Holdings, Inc. *	500,757	35,148,134
Raymond James Financial, Inc.	93,311	15,810,616
SEI Investments Co.	48,863	4,313,626
SoFi Technologies, Inc. *	609,440	15,565,098
Starwood Property Trust, Inc.	178,652	3,621,276
State Street Corp.	147,079	16,909,673
Synchrony Financial	196,372	14,991,038
T. Rowe Price Group, Inc.	113,713	12,237,793
Voya Financial, Inc.	49,972	3,752,397
WEX, Inc. *	17,635	3,021,757
		1,506,975,716

Food, Beverage & Tobacco 4.9%
Altria Group, Inc.	868,199	58,351,655
Archer-Daniels-Midland Co.	247,901	15,528,519
Brown-Forman Corp., Class B	121,157	3,627,441
Bunge Global SA	69,394	5,844,363
Campbell's Co.	100,682	3,214,776
Coca-Cola Co.	1,995,488	137,668,717
Conagra Brands, Inc.	245,617	4,698,653
Darling Ingredients, Inc. *	81,178	2,756,805
General Mills, Inc.	282,726	13,946,873
Hershey Co.	76,219	14,005,241
Hormel Foods Corp.	150,981	3,840,957
J.M. Smucker Co.	54,717	6,046,776
Kellanova	138,184	10,985,628
Keurig Dr. Pepper, Inc.	699,873	20,359,305
Kraft Heinz Co.	443,904	12,415,995
SECURITY	NUMBER OF SHARES	VALUE ($)
Lamb Weston Holdings, Inc.	72,691	4,181,913
McCormick & Co., Inc. - Non Voting Shares	129,735	9,129,452
Molson Coors Beverage Co., Class B	88,440	4,465,336
Mondelez International, Inc., Class A	666,780	40,966,963
Monster Beverage Corp. *	361,820	22,581,186
PepsiCo, Inc.	706,312	104,993,279
Philip Morris International, Inc.	801,841	134,011,686
Pilgrim's Pride Corp.	20,556	913,714
Post Holdings, Inc. *	23,418	2,649,747
Primo Brands Corp.	130,316	3,272,235
Tyson Foods, Inc., Class A	147,358	8,366,987
		648,824,202

Health Care Equipment & Services 5.0%
Abbott Laboratories	896,278	118,900,240
Baxter International, Inc.	265,629	6,558,380
Becton Dickinson & Co.	147,641	28,491,760
Boston Scientific Corp. *	762,137	80,405,454
Cardinal Health, Inc.	123,079	18,311,694
Cencora, Inc.	88,816	25,899,634
Centene Corp. *	255,674	7,424,773
Cigna Group	137,558	41,387,075
Cooper Cos., Inc. *	102,787	6,927,330
CVS Health Corp.	651,674	47,669,953
DaVita, Inc. *	21,398	2,947,788
Encompass Health Corp.	51,915	6,321,170
GE HealthCare Technologies, Inc.	236,169	17,412,740
HCA Healthcare, Inc.	89,192	36,030,000
Henry Schein, Inc. *	62,770	4,367,537
Hologic, Inc. *	114,711	7,699,402
Labcorp Holdings, Inc.	43,148	11,994,713
Masimo Corp. *	23,199	3,241,132
Medtronic PLC	660,703	61,319,845
Quest Diagnostics, Inc.	57,652	10,471,909
Solventum Corp. *	75,933	5,549,943
STERIS PLC	50,513	12,378,716
Stryker Corp.	177,185	69,351,981
Teleflex, Inc.	22,750	2,875,828
Tenet Healthcare Corp. *	47,775	8,806,366
Universal Health Services, Inc., Class B	29,509	5,358,244
Zimmer Biomet Holdings, Inc.	101,664	10,786,550
		658,890,157

Household & Personal Products 2.3%
Church & Dwight Co., Inc.	127,218	11,851,629
Clorox Co.	63,709	7,530,404
Colgate-Palmolive Co.	417,446	35,094,685
Coty, Inc., Class A *	187,031	800,493
Estee Lauder Cos., Inc., Class A	120,367	11,041,265
Kenvue, Inc.	990,068	20,504,308
Kimberly-Clark Corp.	171,082	22,093,529
Procter & Gamble Co.	1,207,793	189,671,813
Reynolds Consumer Products, Inc.	27,646	641,664
		299,229,790

Insurance 3.7%
Aflac, Inc.	250,672	26,786,810
Allstate Corp.	136,342	27,738,780
American Financial Group, Inc.	36,980	5,024,103
American International Group, Inc.	296,986	24,150,901
Aon PLC, Class A	111,234	40,822,878
Arch Capital Group Ltd.	192,494	17,618,976
Arthur J Gallagher & Co.	132,017	39,968,147
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Assurant, Inc.	25,948	5,594,648
Brown & Brown, Inc.	144,632	14,022,072
Chubb Ltd.	191,982	52,808,489
Cincinnati Financial Corp.	80,635	12,385,536
CNA Financial Corp.	10,932	541,681
Erie Indemnity Co., Class A	12,800	4,536,064
Fidelity National Financial, Inc.	134,043	8,025,154
Globe Life, Inc.	42,544	5,954,033
Hartford Insurance Group, Inc.	146,424	19,373,359
Loews Corp.	89,281	8,642,401
Marsh & McLennan Cos., Inc.	253,828	52,240,341
MetLife, Inc.	290,582	23,641,752
Old Republic International Corp.	117,857	4,710,744
Principal Financial Group, Inc.	106,386	8,565,137
Prudential Financial, Inc.	182,237	19,984,109
Reinsurance Group of America, Inc.	33,863	6,596,174
Travelers Cos., Inc.	116,717	31,689,833
Unum Group	82,764	5,781,893
W.R. Berkley Corp.	153,973	11,038,324
Willis Towers Watson PLC	51,104	16,700,276
		494,942,615

Materials 3.0%
Air Products & Chemicals, Inc.	114,659	33,722,359
Albemarle Corp.	60,450	5,133,414
Alcoa Corp.	133,954	4,311,979
Amcor PLC	1,177,726	10,163,775
AptarGroup, Inc.	34,271	4,772,922
Avery Dennison Corp.	40,097	6,882,650
Axalta Coating Systems Ltd. *	112,311	3,510,842
Ball Corp.	143,213	7,538,732
Celanese Corp.	56,007	2,667,613
CF Industries Holdings, Inc.	83,619	7,243,914
CRH PLC	348,062	39,313,603
Crown Holdings, Inc.	59,403	5,903,470
Dow, Inc.	363,547	8,954,163
DuPont de Nemours, Inc.	215,908	16,607,643
Eastman Chemical Co.	59,208	4,164,691
Ecolab, Inc.	129,945	35,999,963
FMC Corp.	63,787	2,494,072
Freeport-McMoRan, Inc.	739,663	32,841,037
International Flavors & Fragrances, Inc.	132,275	8,929,885
International Paper Co.	272,541	13,539,837
LyondellBasell Industries NV, Class A	132,675	7,476,236
Mosaic Co.	163,191	5,450,579
Newmont Corp.	572,951	42,627,554
Nucor Corp.	118,960	17,692,921
Packaging Corp. of America	45,916	10,007,851
PPG Industries, Inc.	117,190	13,035,044
Reliance, Inc.	27,033	7,992,577
Royal Gold, Inc.	33,763	6,063,160
RPM International, Inc.	66,054	8,277,227
Smurfit WestRock PLC	255,004	12,076,990
Steel Dynamics, Inc.	71,167	9,317,184
Westlake Corp.	17,583	1,544,139
		396,258,026

Media & Entertainment 1.8%
Comcast Corp., Class A	1,918,700	65,178,239
Electronic Arts, Inc.	117,597	20,220,804
Fox Corp., Class A	172,466	10,296,220
Interpublic Group of Cos., Inc.	189,968	5,098,741
Match Group, Inc.	126,191	4,711,972
News Corp., Class A	260,207	7,652,688
Omnicom Group, Inc.	100,154	7,845,063
SECURITY	NUMBER OF SHARES	VALUE ($)
Paramount Skydance Corp. *	159,246	2,340,916
Sirius XM Holdings, Inc.	112,820	2,667,065
Snap, Inc., Class A *	548,848	3,918,775
Walt Disney Co.	926,110	109,632,902
		239,563,385

Pharmaceuticals, Biotechnology & Life Sciences 6.5%
AbbVie, Inc.	909,963	191,456,215
Agilent Technologies, Inc.	147,013	18,473,654
Amgen, Inc.	277,000	79,695,670
Biogen, Inc. *	75,398	9,969,123
Bio-Techne Corp.	80,957	4,422,681
Bristol-Myers Squibb Co.	1,048,672	49,476,345
Bruker Corp.	56,595	1,923,098
Elanco Animal Health, Inc. *	255,139	4,681,801
Gilead Sciences, Inc.	640,810	72,392,306
Incyte Corp. *	82,765	7,002,747
Jazz Pharmaceuticals PLC *	31,749	4,055,935
Johnson & Johnson	1,239,490	219,600,443
Merck & Co., Inc.	1,293,560	108,814,267
Pfizer, Inc.	2,928,823	72,517,657
Royalty Pharma PLC, Class A	186,316	6,703,650
United Therapeutics Corp. *	23,220	7,076,527
Viatris, Inc.	605,143	6,384,259
		864,646,378

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	151,290	24,527,135
Jones Lang LaSalle, Inc. *	24,391	7,453,158
Zillow Group, Inc., Class C *	109,311	9,216,010
		41,196,303

Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc.	255,501	64,209,956
Applied Materials, Inc.	418,529	67,282,722
Astera Labs, Inc. *	11,167	2,034,627
Entegris, Inc.	78,013	6,532,808
Intel Corp. *	2,247,608	54,729,255
Lattice Semiconductor Corp. *	70,513	4,680,653
Microchip Technology, Inc.	277,387	18,030,155
Micron Technology, Inc.	575,717	68,516,080
NXP Semiconductors NV	130,128	30,560,561
ON Semiconductor Corp. *	214,561	10,640,080
Onto Innovation, Inc. *	25,081	2,658,586
QUALCOMM, Inc.	565,332	90,865,812
Skyworks Solutions, Inc.	77,423	5,802,080
Teradyne, Inc.	82,636	9,770,881
Texas Instruments, Inc.	468,043	94,769,347
		531,083,603

Software & Services 2.9%
Akamai Technologies, Inc. *	75,476	5,972,416
Bentley Systems, Inc., Class B	80,000	4,452,000
Cognizant Technology Solutions Corp., Class A	254,175	18,364,144
Gen Digital, Inc.	282,054	8,518,031
Guidewire Software, Inc. *	43,249	9,385,898
International Business Machines Corp.	478,780	116,578,142
Manhattan Associates, Inc. *	31,115	6,703,416
Nutanix, Inc., Class A *	127,387	8,561,680
Oracle Corp.	837,871	189,467,769
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
VeriSign, Inc.	43,196	11,808,490
		379,811,986

Technology Hardware & Equipment 3.6%
Amphenol Corp., Class A	623,125	67,833,387
Arrow Electronics, Inc. *	26,851	3,392,087
CDW Corp.	67,609	11,139,259
Ciena Corp. *	72,886	6,849,097
Cisco Systems, Inc.	2,049,421	141,594,497
Cognex Corp.	85,781	3,769,217
Corning, Inc.	397,159	26,621,568
F5, Inc. *	29,470	9,228,236
Flex Ltd. *	197,340	10,581,371
Hewlett Packard Enterprise Co.	675,804	15,252,896
HP, Inc.	486,640	13,888,706
Jabil, Inc.	55,398	11,347,172
Keysight Technologies, Inc. *	89,158	14,571,092
Motorola Solutions, Inc.	86,038	40,649,513
NetApp, Inc.	104,512	11,787,908
Ralliant Corp. *	58,442	2,443,460
Seagate Technology Holdings PLC	109,406	18,314,564
TD SYNNEX Corp.	38,481	5,697,882
TE Connectivity PLC	152,695	31,531,518
Trimble, Inc. *	123,084	9,947,649
Ubiquiti, Inc.	2,245	1,185,652
Western Digital Corp.	179,942	14,456,540
Zebra Technologies Corp., Class A *	26,098	8,275,415
		480,358,686

Telecommunication Services 1.6%
AT&T, Inc.	3,706,824	108,572,875
GCI Liberty, Inc. *(c)	32	0
Liberty Global Ltd., Class C *	159,657	1,907,901
Verizon Communications, Inc.	2,172,166	96,074,902
		206,555,678

Transportation 2.1%
American Airlines Group, Inc. *	338,912	4,531,253
CH Robinson Worldwide, Inc.	61,111	7,864,986
CSX Corp.	967,354	31,448,679
Delta Air Lines, Inc.	336,624	20,796,631
Expeditors International of Washington, Inc.	70,680	8,519,767
FedEx Corp.	113,533	26,234,070
Knight-Swift Transportation Holdings, Inc.	82,879	3,638,388
Norfolk Southern Corp.	116,059	32,494,199
Southwest Airlines Co.	294,295	9,682,306
U-Haul Holding Co., Non Voting Shares	56,844	2,969,531
Union Pacific Corp.	307,790	68,812,610
United Airlines Holdings, Inc. *	168,442	17,686,410
United Parcel Service, Inc., Class B	377,812	33,035,881
XPO, Inc. *	60,759	7,880,442
		275,595,153

Utilities 4.7%
AES Corp.	366,090	4,956,859
Alliant Energy Corp.	132,567	8,626,135
Ameren Corp.	138,904	13,859,841
American Electric Power Co., Inc.	275,190	30,551,594
American Water Works Co., Inc.	100,423	14,411,705
Atmos Energy Corp.	81,951	13,614,520
CenterPoint Energy, Inc.	337,034	12,709,552
SECURITY	NUMBER OF SHARES	VALUE ($)
CMS Energy Corp.	153,785	11,006,392
Consolidated Edison, Inc.	185,826	18,253,688
Dominion Energy, Inc.	439,573	26,330,423
DTE Energy Co.	107,077	14,632,072
Duke Energy Corp.	400,197	49,020,131
Edison International	198,756	11,156,174
Entergy Corp.	230,083	20,268,012
Essential Utilities, Inc.	133,383	5,269,962
Evergy, Inc.	118,586	8,450,438
Eversource Energy	188,773	12,094,686
Exelon Corp.	520,291	22,726,311
FirstEnergy Corp.	264,544	11,539,409
NextEra Energy, Inc.	1,060,506	76,409,457
NiSource, Inc.	241,896	10,224,944
NRG Energy, Inc.	100,810	14,673,904
OGE Energy Corp.	103,059	4,602,615
PG&E Corp.	1,133,851	17,325,243
Pinnacle West Capital Corp.	61,222	5,470,798
PPL Corp.	379,925	13,855,865
Public Service Enterprise Group, Inc.	257,171	21,172,888
Sempra	335,961	27,736,940
Southern Co.	565,813	52,224,540
Vistra Corp.	174,793	33,055,104
WEC Energy Group, Inc.	164,542	17,525,368
Xcel Energy, Inc.	297,353	21,525,384
		625,280,954
Total Common Stocks (Cost $9,243,143,041)		13,186,920,059

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)	4,743,612	4,743,612
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)(e)	5,850,950	5,850,950
		10,594,562
Total Short-Term Investments (Cost $10,594,562)		10,594,562
Total Investments in Securities (Cost $9,253,737,603)		13,197,514,621

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 09/19/25	110	25,080,550	383,111
S&P 400 Mid-Cap Index, e-mini, expires 09/19/25	9	2,932,650	56,065
			439,176

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,595,252.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2025 (continued)

(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2025:
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/25	BALANCE OF SHARES HELD AT 8/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.6% OF NET ASSETS

Financial Services 0.6%
Charles Schwab Corp.	$48,558,741	$16,928,878	($5,931,618 )	$770,588	$23,758,827	$84,085,416	877,352	$880,439

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$12,980,364,381	$—	$—	$12,980,364,381
Telecommunication Services	206,555,678	—	0 *	206,555,678
Short-Term Investments[1]	10,594,562	—	—	10,594,562
Futures Contracts[2]	439,176	—	—	439,176
Total	$13,197,953,797	$—	$0	$13,197,953,797

*	Level 3 amount shown includes securities determined to have no value at August 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $50,571,243) including securities on loan of $5,595,252		$84,085,416
Investments in securities, at value - unaffiliated issuers (cost $9,203,166,360)		13,113,429,205
Deposit with broker for futures contracts		2,055,546
Receivables:
Dividends		22,751,630
Foreign tax reclaims		7,848
Income from securities on loan	+	5,561
Total assets		13,222,335,206

Liabilities
Collateral held for securities on loan		5,850,950
Payables:
Management fees		454,493
Variation margin on futures contracts	+	67,470
Total liabilities		6,372,913
Net assets		$13,215,962,293

Net Assets by Source
Capital received from investors		$9,925,401,621
Total distributable earnings	+	3,290,560,672
Net assets		$13,215,962,293

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$13,215,962,293		459,800,000		$28.74

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Statement of Operations

For the period September 1, 2024 through August 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $87,121)		$272,449,140
Dividends received from securities - affiliated issuers		880,439
Other Interest		67,547
Securities on loan, net	+	95,082
Total investment income		273,492,208

Expenses
Management fees		4,825,758
Total expenses	–	4,825,758
Net investment income		268,666,450

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(404,916)
Net realized losses on sales of securities - unaffiliated issuers		(84,514,085)
Net realized gains on sales of in-kind redemptions - affiliated issuers		1,175,504
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		340,615,067
Net realized gains on futures contracts	+	1,577,082
Net realized gains		258,448,652
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		23,758,827
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		744,493,441
Net change in unrealized appreciation (depreciation) on futures contracts	+	(349,903)
Net change in unrealized appreciation (depreciation)		767,902,365
Net realized and unrealized gains		1,026,351,017
Increase in net assets resulting from operations		$1,295,017,467
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Large-Cap Value ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/24-8/31/25		9/1/23-8/31/24
Net investment income		$268,666,450	$249,839,962
Net realized gains		258,448,652	145,327,779
Net change in unrealized appreciation (depreciation)	+	767,902,365	1,614,942,379
Increase in net assets resulting from operations		$1,295,017,467	$2,010,110,120

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($266,419,235 )	($252,582,670 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		48,300,000	$1,283,637,739	27,300,000	$641,790,853
Shares redeemed	+	(29,650,000)	(791,013,330)	(22,050,000)	(528,973,338)
Net transactions in fund shares		18,650,000	$492,624,409	5,250,000	$112,817,515

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		441,150,000	$11,694,739,652	435,900,000	$9,824,394,687
Total increase	+	18,650,000	1,521,222,641	5,250,000	1,870,344,965
End of period		459,800,000	$13,215,962,293	441,150,000	$11,694,739,652

[1]
For the period ended August 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]
Per-Share Data
Net asset value at beginning of period	$27.23	$23.91	$22.43	$26.67	$19.15
Income (loss) from investment operations:
Net investment income (loss)[2]	0.40	0.38	0.39	0.35	0.31
Net realized and unrealized gains (losses)	2.26	3.31	1.48	(4.22)	7.48
Total from investment operations	2.66	3.69	1.87	(3.87)	7.79
Less distributions:
Distributions from net investment income	(0.40)	(0.37)	(0.39)	(0.37)	(0.27)
Net asset value at end of period	$29.49	$27.23	$23.91	$22.43	$26.67
Total return	9.89%	15.63%	8.45%	(14.62%)	40.98%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%[3]	0.04%[3]	0.04%
Net investment income (loss)	1.43%	1.53%	1.71%	1.43%	1.31%
Portfolio turnover rate[4]	17%	13%	18%	16%	23%
Net assets, end of period (x 1,000,000)	$12,110	$11,521	$9,976	$9,195	$9,986

[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of August 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.2%
Autoliv, Inc.	188,987	23,447,617
BorgWarner, Inc.	583,770	24,962,005
Gentex Corp.	598,445	16,762,445
Harley-Davidson, Inc.	291,378	8,484,927
Lear Corp.	141,897	15,608,670
Lucid Group, Inc. *(a)	3,158,255	6,253,345
Rivian Automotive, Inc., Class A *	2,176,965	29,541,415
Thor Industries, Inc.	141,203	15,475,849
		140,536,273

Banks 3.9%
Bank OZK	280,992	14,743,650
BOK Financial Corp.	59,848	6,667,666
Comerica, Inc.	348,968	24,630,161
Commerce Bancshares, Inc.	322,431	19,971,376
Cullen/Frost Bankers, Inc.	170,869	22,047,227
East West Bancorp, Inc.	366,566	38,540,749
First Financial Bankshares, Inc.	342,820	12,742,619
First Horizon Corp.	1,346,962	30,441,341
Flagstar Financial, Inc.	807,589	10,353,291
Glacier Bancorp, Inc.	314,484	15,456,889
KeyCorp	2,622,382	50,769,316
Pinnacle Financial Partners, Inc.	204,328	19,864,768
Popular, Inc.	181,932	22,857,936
Prosperity Bancshares, Inc.	253,604	17,531,645
SouthState Corp.	261,430	26,681,546
Synovus Financial Corp.	369,159	19,052,296
Valley National Bancorp	1,266,045	13,242,831
Webster Financial Corp.	446,734	27,795,789
Western Alliance Bancorp	289,480	25,922,934
Wintrust Financial Corp.	177,733	24,400,964
Zions Bancorp NA	391,876	22,732,727
		466,447,721

Capital Goods 14.7%
A.O. Smith Corp.	308,958	22,025,616
AAON, Inc.	179,417	14,882,640
Acuity, Inc.	81,311	26,545,602
Advanced Drainage Systems, Inc.	187,569	27,004,309
AECOM	351,810	43,937,551
AGCO Corp.	164,712	17,820,191
Air Lease Corp.	275,728	16,601,583
Allegion PLC	228,857	38,859,919
Allison Transmission Holdings, Inc.	224,011	19,558,400
API Group Corp. *	970,400	34,623,872
Applied Industrial Technologies, Inc.	101,135	26,657,163
ATI, Inc. *	374,607	29,047,027
BWX Technologies, Inc.	242,976	39,371,831
Carlisle Cos., Inc.	114,752	44,281,649
Chart Industries, Inc. *	119,437	23,810,960
CNH Industrial NV	2,322,515	26,592,797
Comfort Systems USA, Inc.	93,549	65,800,496
Core & Main, Inc., Class A *	502,967	32,552,024
Crane Co.	129,822	24,056,017
Curtiss-Wright Corp.	100,208	47,914,455
Donaldson Co., Inc.	317,526	25,297,296
EMCOR Group, Inc.	118,953	73,750,860
Flowserve Corp.	347,720	18,658,655
Fluor Corp. *	437,747	17,956,382
Fortune Brands Innovations, Inc.	320,050	18,729,326
FTAI Aviation Ltd.	272,743	41,961,511
SECURITY	NUMBER OF SHARES	VALUE ($)
Generac Holdings, Inc. *	156,893	29,064,428
Graco, Inc.	444,520	37,957,563
Hexcel Corp.	213,726	13,496,797
Huntington Ingalls Industries, Inc.	104,200	28,216,318
IDEX Corp.	200,610	33,000,345
ITT, Inc.	208,989	35,580,377
Leonardo DRS, Inc.	197,424	8,224,684
Lincoln Electric Holdings, Inc.	148,246	35,968,927
Loar Holdings, Inc. *	72,002	5,087,661
Masco Corp.	560,971	41,169,662
MasTec, Inc. *	162,804	29,579,859
Middleby Corp. *	142,208	19,461,165
Mueller Industries, Inc.	293,832	28,190,242
Nordson Corp.	143,574	32,317,072
nVent Electric PLC	437,858	39,577,985
Oshkosh Corp.	171,062	23,840,911
Owens Corning	225,859	33,917,246
Pentair PLC	437,458	47,039,859
RBC Bearings, Inc. *	83,237	32,459,101
Regal Rexnord Corp.	176,156	26,305,376
Sensata Technologies Holding PLC	389,084	12,660,793
Simpson Manufacturing Co., Inc.	111,193	21,251,206
SiteOne Landscape Supply, Inc. *	119,294	17,087,673
Snap-on, Inc.	139,043	45,222,345
SPX Technologies, Inc. *	131,118	24,533,489
StandardAero, Inc. *	348,819	9,240,215
Textron, Inc.	480,163	38,489,866
Timken Co.	169,067	13,057,044
Toro Co.	265,351	21,509,352
Trex Co., Inc. *	285,363	17,586,922
UFP Industries, Inc.	160,235	16,178,928
Valmont Industries, Inc.	53,386	19,599,068
Watsco, Inc.	92,638	37,275,678
WESCO International, Inc.	117,948	25,929,688
WillScot Holdings Corp.	485,504	11,768,617
Woodward, Inc.	158,248	39,058,771
Zurn Elkay Water Solutions Corp.	376,152	17,062,255
		1,786,265,620

Commercial & Professional Services 3.5%
Amentum Holdings, Inc. *	401,125	10,008,069
Booz Allen Hamilton Holding Corp., Class A	336,310	36,563,623
CACI International, Inc., Class A *	58,395	28,013,249
Clarivate PLC *	1,138,074	4,950,622
Clean Harbors, Inc. *	133,745	32,394,377
Concentrix Corp.	122,238	6,449,277
Dayforce, Inc. *	424,565	29,621,900
ExlService Holdings, Inc. *	432,760	18,946,233
FTI Consulting, Inc. *	89,405	15,077,259
Genpact Ltd.	427,933	19,402,482
KBR, Inc.	344,225	17,369,594
Maximus, Inc.	149,635	13,155,909
MSA Safety, Inc.	104,604	17,845,442
Parsons Corp. *	124,672	9,986,227
Paycom Software, Inc.	129,418	29,397,299
Paylocity Holding Corp. *	114,558	20,532,230
RB Global, Inc.	492,305	56,388,615
Robert Half, Inc.	267,028	9,965,485
Science Applications International Corp.	125,269	14,744,161
Tetra Tech, Inc.	699,735	25,484,349
TriNet Group, Inc.	79,984	5,792,441
		422,088,843

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Discretionary Distribution & Retail 3.9%
Abercrombie & Fitch Co., Class A *	126,804	11,859,978
AutoNation, Inc. *	66,050	14,470,234
Bath & Body Works, Inc.	565,642	16,522,403
Burlington Stores, Inc. *	167,488	48,685,412
CarMax, Inc. *	404,549	24,819,081
Dick's Sporting Goods, Inc.	150,263	31,975,966
Etsy, Inc. *	277,692	14,720,453
Five Below, Inc. *	146,394	21,241,769
Floor & Decor Holdings, Inc., Class A *	285,892	23,420,273
GameStop Corp., Class A *	1,080,944	24,223,955
Gap, Inc.	590,188	12,990,038
Lithia Motors, Inc.	69,174	23,289,502
LKQ Corp.	685,734	22,368,643
Murphy USA, Inc.	47,878	18,026,067
Ollie's Bargain Outlet Holdings, Inc. *	163,238	20,705,108
Penske Automotive Group, Inc.	49,240	9,080,348
Pool Corp.	99,834	31,019,422
RH *	40,286	9,091,342
Valvoline, Inc. *	337,547	13,090,073
Wayfair, Inc., Class A *	275,268	20,534,993
Williams-Sonoma, Inc.	326,784	61,497,481
		473,632,541

Consumer Durables & Apparel 3.4%
Brunswick Corp.	174,948	11,124,943
Columbia Sportswear Co.	81,018	4,514,323
Crocs, Inc. *	149,037	12,996,026
Hasbro, Inc.	349,787	28,392,211
KB Home	191,143	12,147,138
Mattel, Inc. *	859,989	15,737,799
Meritage Homes Corp.	190,838	14,826,204
Mohawk Industries, Inc. *	137,723	18,274,465
Polaris, Inc.	140,486	7,948,698
PVH Corp.	127,313	10,735,032
Ralph Lauren Corp.	105,910	31,447,856
Skechers USA, Inc., Class A *	346,228	21,840,062
Somnigroup International, Inc.	549,077	46,095,014
Tapestry, Inc.	552,124	56,217,266
Taylor Morrison Home Corp. *	267,069	17,992,439
Toll Brothers, Inc.	264,496	36,764,944
TopBuild Corp. *	75,462	31,751,391
VF Corp.	881,267	13,333,570
Whirlpool Corp. (a)	147,673	13,755,740
		405,895,121

Consumer Services 4.1%
ADT, Inc.	1,199,955	10,451,608
Aramark	695,932	27,217,900
Boyd Gaming Corp.	162,422	13,945,553
Bright Horizons Family Solutions, Inc. *	152,341	17,982,332
Caesars Entertainment, Inc. *	552,538	14,791,442
Cava Group, Inc. *	218,677	14,771,631
Choice Hotels International, Inc. (a)	58,790	7,030,108
Churchill Downs, Inc.	192,089	19,925,392
DraftKings, Inc., Class A *	1,319,160	63,293,297
Duolingo, Inc. *	104,258	31,054,288
H&R Block, Inc.	356,170	17,933,159
Hyatt Hotels Corp., Class A	111,314	16,060,384
Light & Wonder, Inc. *	224,248	20,736,213
MGM Resorts International *	549,808	21,821,880
Norwegian Cruise Line Holdings Ltd. *	1,186,500	29,472,660
Planet Fitness, Inc., Class A *	222,723	23,341,370
Service Corp. International	378,033	29,959,115
SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Roadhouse, Inc.	176,172	30,398,479
Vail Resorts, Inc.	99,106	16,233,563
Wingstop, Inc.	74,120	24,320,254
Wyndham Hotels & Resorts, Inc.	204,892	17,745,696
Wynn Resorts Ltd.	233,697	29,621,095
		498,107,419

Consumer Staples Distribution & Retail 2.1%
Albertsons Cos., Inc., Class A	1,071,092	20,843,450
BJ's Wholesale Club Holdings, Inc. *	350,665	34,252,957
Casey's General Stores, Inc.	98,692	48,805,168
Maplebear, Inc. *	436,756	18,942,108
Performance Food Group Co. *	415,099	42,091,039
Sprouts Farmers Market, Inc. *	259,869	36,521,989
U.S. Foods Holding Corp. *	615,133	47,734,321
		249,191,032

Energy 4.3%
Antero Midstream Corp.	893,260	15,891,095
Antero Resources Corp. *	775,131	24,742,182
APA Corp.	959,289	22,274,691
Chord Energy Corp.	153,369	16,853,719
Civitas Resources, Inc.	226,261	8,321,880
DT Midstream, Inc.	269,776	28,105,264
EQT Corp.	1,590,875	82,470,960
Expand Energy Corp.	575,715	55,717,698
HF Sinclair Corp.	425,820	21,665,722
Matador Resources Co.	309,204	15,571,513
Murphy Oil Corp.	355,954	8,849,016
Noble Corp. PLC	347,136	10,004,460
NOV, Inc.	999,414	13,282,212
Ovintiv, Inc.	689,941	29,060,315
PBF Energy, Inc., Class A	260,795	7,124,919
Permian Resources Corp.	1,694,251	24,210,847
Range Resources Corp.	634,903	21,758,126
TechnipFMC PLC	1,114,924	40,984,606
Texas Pacific Land Corp.	50,122	46,787,885
Transocean Ltd. *	2,090,543	6,334,345
Valaris Ltd. *	174,178	8,651,421
Venture Global, Inc., Class A (a)	190,256	2,473,328
Weatherford International PLC	192,378	12,255,440
		523,391,644

Equity Real Estate Investment Trusts (REITs) 5.8%
Agree Realty Corp.	291,872	21,230,769
American Homes 4 Rent, Class A	843,901	30,228,534
Americold Realty Trust, Inc.	697,575	10,072,983
Brixmor Property Group, Inc.	813,322	22,764,883
BXP, Inc.	386,799	28,046,795
Camden Property Trust	283,709	31,769,734
CubeSmart	605,383	24,772,272
EastGroup Properties, Inc.	139,351	23,628,356
Equity LifeStyle Properties, Inc.	507,707	30,609,655
Federal Realty Investment Trust	206,464	20,759,955
First Industrial Realty Trust, Inc.	352,395	18,535,977
Gaming & Leisure Properties, Inc.	731,086	35,099,439
Healthcare Realty Trust, Inc.	933,207	16,219,138
Healthpeak Properties, Inc.	1,848,253	33,157,659
Host Hotels & Resorts, Inc.	1,842,164	31,703,642
Kilroy Realty Corp.	282,688	11,756,994
Kimco Realty Corp.	1,799,149	40,462,861
Lamar Advertising Co., Class A	233,605	29,726,236
NNN REIT, Inc.	499,545	21,435,476
Omega Healthcare Investors, Inc.	768,491	32,714,662
Rayonier, Inc.	372,371	9,785,910
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Regency Centers Corp.	433,847	31,453,907
Rexford Industrial Realty, Inc.	627,173	25,971,234
STAG Industrial, Inc.	496,550	18,297,868
Terreno Realty Corp.	274,179	15,839,321
UDR, Inc.	800,581	31,678,990
Vornado Realty Trust	444,599	16,908,100
WP Carey, Inc.	582,418	39,080,248
		703,711,598

Financial Services 10.2%
Affiliated Managers Group, Inc.	75,494	16,972,561
Affirm Holdings, Inc., Class A *	681,817	60,313,532
AGNC Investment Corp. (a)	2,709,615	26,445,842
Ally Financial, Inc.	734,135	30,136,242
Annaly Capital Management, Inc.	1,609,709	34,109,734
Blue Owl Capital, Inc.	1,528,511	28,308,024
Carlyle Group, Inc.	566,747	36,589,186
Corebridge Financial, Inc.	714,969	24,859,472
Credit Acceptance Corp. *	16,028	8,250,092
Equitable Holdings, Inc.	808,123	43,040,631
Essent Group Ltd.	269,274	16,894,251
Euronet Worldwide, Inc. *	108,372	10,099,187
Evercore, Inc., Class A	95,473	30,699,343
FactSet Research Systems, Inc.	100,932	37,679,934
Franklin Resources, Inc.	823,360	21,127,418
Houlihan Lokey, Inc.	142,840	28,460,870
Interactive Brokers Group, Inc., Class A	1,158,348	72,095,579
Invesco Ltd.	1,188,672	26,020,030
Jack Henry & Associates, Inc.	193,364	31,568,607
Jackson Financial, Inc., Class A	189,902	18,762,318
Janus Henderson Group PLC	334,877	14,841,749
Jefferies Financial Group, Inc.	432,695	28,060,271
Lazard, Inc., Class A	299,549	17,122,221
MarketAxess Holdings, Inc.	99,588	18,308,258
MGIC Investment Corp.	631,938	17,586,834
Morningstar, Inc.	70,710	18,555,718
OneMain Holdings, Inc.	316,519	19,579,865
Rithm Capital Corp.	1,407,744	17,427,871
Robinhood Markets, Inc., Class A *	1,895,768	197,216,745
SEI Investments Co.	251,402	22,193,768
SoFi Technologies, Inc. *	3,150,229	80,456,849
Starwood Property Trust, Inc.	920,743	18,663,461
Stifel Financial Corp.	273,313	31,510,256
Toast, Inc., Class A *	1,165,132	52,547,453
Tradeweb Markets, Inc., Class A	309,696	38,204,098
Voya Financial, Inc.	256,147	19,234,078
Western Union Co.	876,204	7,596,689
WEX, Inc. *	90,998	15,592,507
		1,237,131,544

Food, Beverage & Tobacco 2.2%
Bunge Global SA	356,914	30,059,297
Campbell's Co.	523,863	16,726,946
Celsius Holdings, Inc. *	417,638	26,261,078
Coca-Cola Consolidated, Inc.	155,997	18,289,088
Darling Ingredients, Inc. *	419,993	14,262,962
Flowers Foods, Inc.	523,678	7,876,117
Freshpet, Inc. *	129,341	7,219,815
Ingredion, Inc.	170,904	22,138,904
J.M. Smucker Co.	282,591	31,229,131
Lamb Weston Holdings, Inc.	375,319	21,592,102
Marzetti Co.	51,419	9,389,109
Molson Coors Beverage Co., Class B	455,183	22,982,190
Pilgrim's Pride Corp.	106,611	4,738,859
Post Holdings, Inc. *	119,849	13,560,914
SECURITY	NUMBER OF SHARES	VALUE ($)
Primo Brands Corp.	673,295	16,906,438
		263,232,950

Health Care Equipment & Services 3.6%
Acadia Healthcare Co., Inc. *	243,646	5,594,112
Chemed Corp.	38,830	17,782,199
DaVita, Inc. *	110,211	15,182,667
DENTSPLY SIRONA Inc	528,888	7,563,098
Encompass Health Corp.	267,667	32,591,134
Ensign Group, Inc.	151,620	26,045,284
Glaukos Corp. *	151,946	14,559,466
Globus Medical, Inc., Class A *	300,467	18,409,613
HealthEquity, Inc. *	230,271	20,570,108
Henry Schein, Inc. *	323,414	22,503,146
Inspire Medical Systems, Inc. *	78,629	7,366,751
Insulet Corp. *	187,063	63,578,973
Lantheus Holdings, Inc. *	183,945	10,098,581
Masimo Corp. *	119,793	16,736,280
Option Care Health, Inc. *	435,399	12,487,243
Penumbra, Inc. *	102,846	28,039,933
Solventum Corp. *	390,522	28,543,253
Teleflex, Inc.	117,291	14,826,755
Tenet Healthcare Corp. *	246,991	45,527,851
Universal Health Services, Inc., Class B	151,869	27,576,373
		435,582,820

Household & Personal Products 0.3%
BellRing Brands, Inc. *	337,242	13,843,784
Coty, Inc., Class A *	972,919	4,164,093
elf Beauty, Inc. *	150,055	18,756,875
Reynolds Consumer Products, Inc.	146,078	3,390,471
		40,155,223

Insurance 4.1%
American Financial Group, Inc.	190,746	25,914,752
Assurant, Inc.	134,640	29,029,730
Axis Capital Holdings Ltd.	190,388	18,768,449
CNA Financial Corp.	57,808	2,864,386
Everest Group Ltd.	113,129	38,676,543
F&G Annuities & Life, Inc.	57,774	1,997,247
Fidelity National Financial, Inc.	693,846	41,540,560
First American Financial Corp.	273,784	18,069,744
Globe Life, Inc.	219,194	30,676,200
Hanover Insurance Group, Inc.	95,375	16,545,655
Kinsale Capital Group, Inc.	58,807	26,901,262
Lincoln National Corp.	453,386	19,463,861
Loews Corp.	462,816	44,800,589
Old Republic International Corp.	603,839	24,135,445
Primerica, Inc.	87,257	23,501,800
Reinsurance Group of America, Inc.	175,805	34,245,056
RenaissanceRe Holdings Ltd.	129,191	31,392,121
RLI Corp.	221,649	15,012,287
Ryan Specialty Holdings, Inc.	286,656	16,204,664
Selective Insurance Group, Inc.	161,243	12,614,040
Unum Group	425,978	29,758,823
		502,113,214

Materials 5.6%
Albemarle Corp.	312,573	26,543,699
Alcoa Corp.	688,146	22,151,420
AptarGroup, Inc.	175,372	24,424,058
Ashland, Inc.	121,574	6,826,380
Avery Dennison Corp.	207,633	35,640,205
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Axalta Coating Systems Ltd. *	581,572	18,179,941
Carpenter Technology Corp.	132,189	31,841,686
Celanese Corp.	290,666	13,844,422
Cleveland-Cliffs, Inc. *	1,289,510	13,862,233
Commercial Metals Co.	300,795	17,346,848
Crown Holdings, Inc.	305,548	30,365,360
Eagle Materials, Inc.	88,544	20,444,810
Eastman Chemical Co.	306,789	21,579,538
FMC Corp.	331,863	12,975,843
Graphic Packaging Holding Co.	800,613	17,829,652
International Paper Co.	1,403,102	69,706,107
Louisiana-Pacific Corp.	164,467	15,642,456
Mosaic Co.	842,410	28,136,494
Olin Corp.	306,512	7,252,074
Packaging Corp. of America	237,542	51,774,654
Reliance, Inc.	139,855	41,349,529
Royal Gold, Inc.	174,775	31,386,095
RPM International, Inc.	341,510	42,794,618
Sealed Air Corp.	391,092	12,698,757
Sonoco Products Co.	262,272	12,392,352
Steel Dynamics, Inc.	367,082	48,058,375
Westlake Corp.	88,372	7,760,829
		682,808,435

Media & Entertainment 3.3%
IAC, Inc. *	174,124	6,376,421
Interpublic Group of Cos., Inc.	981,835	26,352,451
Liberty Broadband Corp., Class C *	341,318	20,772,614
Liberty Media Corp.-Liberty Formula One, Class C *	650,206	64,955,579
Match Group, Inc.	651,394	24,323,052
New York Times Co., Class A	430,964	25,788,886
News Corp., Class A	1,343,134	39,501,571
Nexstar Media Group, Inc.	75,221	15,384,951
Paramount Skydance Corp. *(a)	823,287	12,102,319
Pinterest, Inc., Class A *	1,579,670	57,863,312
Roku, Inc. *	344,610	33,275,542
Sirius XM Holdings, Inc.	583,286	13,788,881
Snap, Inc., Class A *	2,823,394	20,159,033
TKO Group Holdings, Inc.	178,006	33,742,817
Trump Media & Technology Group Corp. *	245,108	4,296,743
		398,684,172

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
Alkermes PLC *	438,631	12,707,140
Apellis Pharmaceuticals, Inc. *	287,157	7,916,918
BioMarin Pharmaceutical, Inc. *	509,263	29,674,755
Bio-Rad Laboratories, Inc., Class A *	49,406	14,717,059
Bio-Techne Corp.	416,527	22,754,870
Bruker Corp.	294,730	10,014,925
Charles River Laboratories International, Inc. *	130,592	21,326,980
CRISPR Therapeutics AG *(a)	229,735	11,907,165
Cytokinetics, Inc. *	318,215	11,242,536
Elanco Animal Health, Inc. *	1,319,979	24,221,615
Exact Sciences Corp. *	500,975	23,756,235
Exelixis, Inc. *	724,179	27,098,778
Halozyme Therapeutics, Inc. *	327,439	23,952,163
Incyte Corp. *	426,642	36,098,180
Insmed, Inc. *	484,123	65,889,140
Ionis Pharmaceuticals, Inc. *	422,648	18,019,597
Jazz Pharmaceuticals PLC *	163,975	20,947,806
Medpace Holdings, Inc. *	62,594	29,764,073
Natera, Inc. *	362,974	61,070,375
Neurocrine Biosciences, Inc. *	262,805	36,687,578
SECURITY	NUMBER OF SHARES	VALUE ($)
Organon & Co.	690,545	6,504,934
Repligen Corp. *	139,127	17,018,015
Revolution Medicines, Inc. *	466,032	17,695,235
Roivant Sciences Ltd. *	1,117,763	13,334,913
Royalty Pharma PLC, Class A	962,301	34,623,590
Sarepta Therapeutics, Inc. *	262,457	4,776,717
Sotera Health Co. *	408,565	6,688,209
Summit Therapeutics, Inc. *(a)	376,067	8,912,788
United Therapeutics Corp. *	119,981	36,565,410
Vaxcyte, Inc. *	314,629	9,687,427
Viatris, Inc.	3,116,723	32,881,428
		698,456,554

Real Estate Management & Development 0.7%
Jones Lang LaSalle, Inc. *	126,267	38,583,407
Zillow Group, Inc., Class C *	562,484	47,423,026
		86,006,433

Semiconductors & Semiconductor Equipment 1.8%
Allegro MicroSystems, Inc. *	347,859	10,731,450
Amkor Technology, Inc.	302,099	7,307,775
Astera Labs, Inc. *	56,946	10,375,561
Cirrus Logic, Inc. *	141,005	16,101,361
Entegris, Inc.	402,044	33,667,165
Lattice Semiconductor Corp. *	365,469	24,259,832
MACOM Technology Solutions Holdings, Inc. *	158,186	20,271,536
MKS, Inc.	178,436	18,439,576
Onto Innovation, Inc. *	129,883	13,767,598
Qorvo, Inc. *	248,156	22,507,749
Rambus, Inc. *	285,521	21,062,884
Universal Display Corp.	117,244	16,248,846
		214,741,333

Software & Services 4.9%
ASGN, Inc. *	115,955	6,290,559
Bentley Systems, Inc., Class B	410,966	22,870,258
Bill Holdings, Inc. *	252,614	11,726,342
CCC Intelligent Solutions Holdings, Inc. *	1,280,304	12,675,010
Commvault Systems, Inc. *	117,302	21,893,832
Confluent, Inc., Class A *	760,589	15,105,298
Docusign, Inc. *	538,561	41,286,086
Dolby Laboratories, Inc., Class A	163,318	11,706,634
Dropbox, Inc., Class A *	520,742	15,132,762
Dynatrace, Inc. *	796,156	40,285,494
Elastic NV *	233,397	19,852,749
EPAM Systems, Inc. *	150,443	26,532,127
Guidewire Software, Inc. *	223,027	48,401,320
Informatica, Inc., Class A *	219,020	5,460,169
Manhattan Associates, Inc. *	161,229	34,735,176
Nutanix, Inc., Class A *	659,426	44,320,021
Okta, Inc. *	444,550	41,240,903
Procore Technologies, Inc. *	285,581	19,850,735
Qualys, Inc. *	96,496	13,105,122
SailPoint, Inc. *	163,308	3,370,677
Samsara, Inc., Class A *	748,187	27,039,478
SentinelOne, Inc., Class A *	841,422	15,869,219
ServiceTitan, Inc., Class A *	24,587	2,636,464
SPS Commerce, Inc. *	101,004	11,140,741
Twilio, Inc., Class A *	406,015	42,879,244
UiPath, Inc., Class A *	1,107,079	12,310,718
Unity Software, Inc. *	805,834	31,757,918
		599,475,056

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 3.7%
Arrow Electronics, Inc. *	138,084	17,444,152
Ciena Corp. *	377,470	35,470,856
Cognex Corp.	445,767	19,587,002
Coherent Corp. *	412,775	37,343,754
F5, Inc. *	152,702	47,817,104
Fabrinet *	95,150	31,522,243
Flex Ltd. *	1,018,462	54,609,932
Insight Enterprises, Inc. *	72,750	9,469,140
Jabil, Inc.	285,348	58,447,831
Littelfuse, Inc.	65,631	17,052,903
Novanta, Inc. *	95,724	11,143,231
Sandisk Corp. *	359,076	18,840,718
TD SYNNEX Corp.	198,339	29,368,056
Trimble, Inc. *	634,308	51,264,773
Ubiquiti, Inc.	11,247	5,939,878
		445,321,573

Telecommunication Services 0.3%
Frontier Communications Parent, Inc. *	591,883	21,947,022
GCI Liberty, Inc. *(b)	1,240	0
GCI Liberty, Inc., Class C *	67,940	2,489,322
Liberty Global Ltd., Class C *	833,209	9,956,847
		34,393,191

Transportation 2.7%
Alaska Air Group, Inc. *	323,055	20,281,393
American Airlines Group, Inc. *	1,752,359	23,429,040
CH Robinson Worldwide, Inc.	315,765	40,638,955
GXO Logistics, Inc. *	304,092	16,010,444
Kirby Corp. *	148,893	14,472,400
Knight-Swift Transportation Holdings, Inc.	431,037	18,922,524
Landstar System, Inc.	92,996	12,306,161
Lyft, Inc., Class A *	985,014	15,976,927
Saia, Inc. *	70,810	20,992,333
U-Haul Holding Co., Non Voting Shares	295,002	15,410,904
United Airlines Holdings, Inc. *	867,956	91,135,380
XPO, Inc. *	313,297	40,634,621
		330,211,082

Utilities 3.8%
AES Corp.	1,890,487	25,597,194
Alliant Energy Corp.	683,058	44,446,584
Black Hills Corp.	193,042	11,545,842
Essential Utilities, Inc.	684,885	27,059,806
Evergy, Inc.	611,009	43,540,501
SECURITY	NUMBER OF SHARES	VALUE ($)
IDACORP, Inc.	143,453	17,945,970
MDU Resources Group, Inc.	543,840	8,859,154
National Fuel Gas Co.	240,296	20,843,275
NiSource, Inc.	1,251,384	52,896,002
NRG Energy, Inc.	519,589	75,631,375
OGE Energy Corp.	534,787	23,883,588
Pinnacle West Capital Corp.	317,065	28,332,928
Portland General Electric Co.	291,328	12,463,012
Talen Energy Corp. *	121,011	45,853,488
UGI Corp.	570,150	19,749,996
		458,648,715
Total Common Stocks (Cost $9,201,298,603)		12,096,230,107

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (c)	3,181,454	3,181,454
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (c)(d)	61,231,490	61,231,490
		64,412,944
Total Short-Term Investments (Cost $64,412,944)		64,412,944
Total Investments in Securities (Cost $9,265,711,547)		12,160,643,051

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 09/19/25	40	13,034,000	162,335

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $58,642,481.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$12,061,836,916	$—	$—	$12,061,836,916
Telecommunication Services	34,393,191	—	0 *	34,393,191
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Short-Term Investments[1]	$64,412,944	$—	$—	$64,412,944
Futures Contracts[2]	162,335	—	—	162,335
Total	$12,160,805,386	$—	$—	$12,160,805,386

*	Level 3 amount shown includes securities determined to have no value at August 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $9,265,711,547) including securities on loan of $58,642,481		$12,160,643,051
Cash		60,242
Deposit with broker for futures contracts		1,406,146
Receivables:
Dividends		9,602,125
Income from securities on loan	+	123,564
Total assets		12,171,835,128

Liabilities
Collateral held for securities on loan		61,231,490
Payables:
Management fees		416,560
Variation margin on futures contracts		70,879
Investments bought	+	59,676
Total liabilities		61,778,605
Net assets		$12,110,056,523

Net Assets by Source
Capital received from investors		$10,803,904,115
Total distributable earnings	+	1,306,152,408
Net assets		$12,110,056,523

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$12,110,056,523		410,600,000		$29.49

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Statement of Operations

For the period September 1, 2024 through August 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $97,311)		$166,551,842
Other Interest		48,708
Securities on loan, net	+	1,683,586
Total investment income		168,284,136

Expenses
Management fees		4,556,834
Total expenses	–	4,556,834
Net investment income		163,727,302

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(296,578,994)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		995,422,237
Net realized losses on futures contracts	+	(2,019,283)
Net realized gains		696,823,960
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		298,361,226
Net change in unrealized appreciation (depreciation) on futures contracts	+	(120,329)
Net change in unrealized appreciation (depreciation)		298,240,897
Net realized and unrealized gains		995,064,857
Increase in net assets resulting from operations		$1,158,792,159
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Mid-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/24-8/31/25		9/1/23-8/31/24
Net investment income		$163,727,302	$163,417,679
Net realized gains		696,823,960	179,093,348
Net change in unrealized appreciation (depreciation)	+	298,240,897	1,255,046,861
Increase in net assets resulting from operations		$1,158,792,159	$1,597,557,888

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($166,318,430 )	($158,269,360 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		58,350,000	$1,566,327,309	48,900,000	$1,155,974,412
Shares redeemed	+	(70,900,000)	(1,969,808,159)	(43,050,000)	(1,050,154,369)
Net transactions in fund shares		(12,550,000)	($403,480,850 )	5,850,000	$105,820,043

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		423,150,000	$11,521,063,644	417,300,000	$9,975,955,073
Total increase (decrease)	+	(12,550,000)	588,992,879	5,850,000	1,545,108,571
End of period		410,600,000	$12,110,056,523	423,150,000	$11,521,063,644

[1]
For the period ended August 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1,2]	9/1/20– 8/31/21[1,2]
Per-Share Data
Net asset value at beginning of period	$25.56	$22.11	$21.04	$25.93	$17.81
Income (loss) from investment operations:
Net investment income (loss)[3]	0.33	0.32	0.33	0.28	0.28
Net realized and unrealized gains (losses)	1.83	3.46	1.05	(4.86)	8.10
Total from investment operations	2.16	3.78	1.38	(4.58)	8.38
Less distributions:
Distributions from net investment income	(0.40)	(0.33)	(0.31)	(0.31)	(0.26)
Net asset value at end of period	$27.32	$25.56	$22.11	$21.04	$25.93
Total return	8.54%	17.29%	6.69%	(17.78%)	47.33%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%[4]	0.04%[4]	0.04%
Net investment income (loss)	1.30%	1.38%	1.55%	1.20%	1.18%
Portfolio turnover rate[5]	11%	11%	9%	15%	15%
Net assets, end of period (x 1,000,000)	$18,618	$17,910	$14,481	$13,539	$16,622

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.4%
Adient PLC *	398,353	9,879,154
American Axle & Manufacturing Holdings, Inc. *	567,674	3,303,863
Dana, Inc.	616,283	12,424,265
Dorman Products, Inc. *	128,788	20,836,611
Fox Factory Holding Corp. *	196,855	5,695,015
Garrett Motion, Inc.	549,430	7,137,096
Gentherm, Inc. *	147,392	5,419,604
Goodyear Tire & Rubber Co. *	1,355,348	11,493,351
Harley-Davidson, Inc.	519,881	15,138,935
Holley, Inc. *	273,488	1,113,096
LCI Industries	119,334	12,580,190
Luminar Technologies, Inc. *(a)	191,141	324,940
Mobileye Global, Inc., Class A *	714,417	10,008,982
Modine Manufacturing Co. *	249,264	33,932,308
Patrick Industries, Inc.	158,537	17,732,363
Phinia, Inc.	188,569	11,027,515
QuantumScape Corp. *	2,033,179	16,123,109
Solid Power, Inc. *	694,051	3,005,241
Standard Motor Products, Inc.	99,813	3,873,743
Stoneridge, Inc. *	121,647	1,009,670
Thor Industries, Inc.	252,483	27,672,137
Visteon Corp.	129,497	16,052,448
Winnebago Industries, Inc.	134,173	4,827,545
XPEL, Inc. *	107,425	3,991,913
		254,603,094

Banks 8.5%
1st Source Corp.	80,379	5,178,015
Amalgamated Financial Corp.	99,525	2,875,277
Amerant Bancorp, Inc.	169,563	3,645,605
Ameris Bancorp	306,455	22,457,022
Arrow Financial Corp.	67,577	2,009,064
Associated Banc-Corp.	776,349	20,938,133
Atlantic Union Bankshares Corp.	676,456	24,169,773
Axos Financial, Inc. *	254,386	23,202,547
Banc of California, Inc.	606,428	10,260,762
BancFirst Corp.	94,877	12,615,795
Bancorp, Inc. *	221,982	16,923,908
Bank First Corp.	42,437	5,513,415
Bank of Hawaii Corp.	189,170	12,886,260
Bank of Marin Bancorp	68,143	1,672,229
Bank OZK	500,885	26,281,436
BankUnited, Inc.	356,567	13,973,861
Banner Corp.	164,649	11,036,422
Berkshire Hills Bancorp, Inc.	215,844	5,640,004
Brookline Bancorp, Inc.	421,102	4,611,067
Burke & Herbert Financial Services Corp.	62,102	3,947,203
Business First Bancshares, Inc.	133,198	3,331,282
Byline Bancorp, Inc.	123,031	3,556,826
Cadence Bank	885,447	33,328,225
Camden National Corp.	80,522	3,292,545
Capitol Federal Financial, Inc.	581,764	3,769,831
Cathay General Bancorp	332,584	16,599,267
Central Pacific Financial Corp.	128,774	4,033,202
Citizens Financial Services, Inc.	21,194	1,270,792
City Holding Co.	68,430	8,791,886
Coastal Financial Corp. *	58,101	6,652,565
Columbia Banking System, Inc.	997,280	26,697,186
Columbia Financial, Inc. *	127,012	1,908,990
SECURITY	NUMBER OF SHARES	VALUE ($)
Community Financial System, Inc.	250,925	15,027,898
Community Trust Bancorp, Inc.	73,180	4,275,176
ConnectOne Bancorp, Inc.	221,723	5,676,109
Customers Bancorp, Inc. *	139,905	10,029,789
CVB Financial Corp.	616,392	12,407,971
Dime Community Bancshares, Inc.	188,508	5,798,506
Eagle Bancorp, Inc.	143,952	2,795,548
Eastern Bankshares, Inc.	892,362	15,268,314
Enterprise Financial Services Corp.	175,879	10,770,830
Equity Bancshares, Inc., Class A	72,364	2,932,913
FB Financial Corp.	191,639	10,287,182
Financial Institutions, Inc.	97,048	2,685,318
First BanCorp (a)	760,391	16,903,492
First Bancorp/Southern Pines NC	195,984	10,698,767
First Busey Corp.	389,524	9,621,243
First Commonwealth Financial Corp.	494,457	8,776,612
First Community Bankshares, Inc.	77,149	2,930,119
First Financial Bancorp	452,852	11,991,521
First Financial Bankshares, Inc.	611,375	22,724,809
First Financial Corp.	51,393	3,032,187
First Foundation, Inc. *	371,554	2,210,746
First Hawaiian, Inc.	596,097	15,468,717
First Interstate BancSystem, Inc., Class A	409,453	13,397,302
First Merchants Corp.	277,608	11,526,284
First Mid Bancshares, Inc.	97,766	3,953,657
Firstsun Capital Bancorp *	51,664	1,963,749
Five Star Bancorp	75,486	2,473,676
Flagstar Financial, Inc.	1,437,402	18,427,494
Flushing Financial Corp.	157,039	2,160,857
FNB Corp.	1,705,544	28,465,529
Fulton Financial Corp.	861,653	16,940,098
GBank Financial Holdings, Inc. *(a)	41,875	1,663,484
German American Bancorp, Inc.	178,728	7,467,256
Glacier Bancorp, Inc.	561,192	27,582,587
Great Southern Bancorp, Inc.	40,585	2,568,625
Hancock Whitney Corp.	406,059	25,549,232
Hanmi Financial Corp.	140,548	3,536,188
HarborOne Bancorp, Inc.	178,033	2,289,504
HBT Financial, Inc.	58,886	1,559,890
Heritage Commerce Corp.	294,044	3,037,475
Heritage Financial Corp.	162,256	3,965,537
Hilltop Holdings, Inc.	216,135	7,582,016
Home BancShares, Inc.	870,648	25,910,484
HomeStreet, Inc. *	82,381	1,142,624
HomeTrust Bancshares, Inc.	65,518	2,709,824
Hope Bancorp, Inc.	599,997	6,677,967
Horizon Bancorp, Inc.	207,472	3,497,978
Independent Bank Corp, MI	98,184	3,229,272
Independent Bank Corp.	230,622	16,491,779
International Bancshares Corp.	252,997	18,099,405
Kearny Financial Corp.	263,252	1,776,951
Lakeland Financial Corp.	121,838	8,339,811
Live Oak Bancshares, Inc.	163,032	6,307,708
Mercantile Bank Corp.	77,174	3,800,820
Metrocity Bankshares, Inc.	86,280	2,583,223
Midland States Bancorp, Inc.	99,767	1,837,708
National Bank Holdings Corp., Class A	180,682	7,086,348
NB Bancorp, Inc.	171,057	3,231,267
NBT Bancorp, Inc.	248,122	10,984,361
Nicolet Bankshares, Inc.	62,890	8,697,058
Northfield Bancorp, Inc.	175,098	2,074,911
Northpointe Bancshares, Inc.	46,667	831,606
Northwest Bancshares, Inc.	683,037	8,640,418
OceanFirst Financial Corp.	277,411	5,101,588
OFG Bancorp	212,343	9,502,349
Old National Bancorp	1,546,370	35,396,409
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Old Second Bancorp, Inc.	213,384	3,939,069
Origin Bancorp, Inc.	139,910	5,441,100
Orrstown Financial Services, Inc.	92,637	3,228,399
Pacific Premier Bancorp, Inc.	462,457	11,325,572
Park National Corp.	69,349	11,912,078
Pathward Financial, Inc.	111,666	8,874,097
Peapack-Gladstone Financial Corp.	75,426	2,188,108
Peoples Bancorp, Inc.	167,289	5,175,922
Pinnacle Financial Partners, Inc.	364,889	35,474,509
Popular, Inc.	325,269	40,866,797
Preferred Bank	54,994	5,191,434
Prosperity Bancshares, Inc.	452,797	31,301,857
Provident Financial Services, Inc.	622,140	12,343,258
QCR Holdings, Inc.	79,967	6,267,813
Renasant Corp.	437,411	17,115,892
Republic Bancorp, Inc., Class A	45,504	3,491,977
S&T Bancorp, Inc.	182,499	7,210,536
Seacoast Banking Corp. of Florida	403,449	12,551,298
ServisFirst Bancshares, Inc.	237,901	20,970,973
Simmons First National Corp., Class A	672,458	13,973,677
Southern Missouri Bancorp, Inc.	44,159	2,540,688
Southside Bancshares, Inc.	135,416	4,230,396
SouthState Corp.	466,941	47,655,998
Stellar Bancorp, Inc.	217,472	6,724,234
Stock Yards Bancorp, Inc.	128,914	10,404,649
Synovus Financial Corp.	658,892	34,005,416
Texas Capital Bancshares, Inc. *	217,349	18,815,903
TFS Financial Corp.	254,658	3,580,491
Tompkins Financial Corp.	59,535	4,175,785
Towne Bank	341,833	12,541,853
TriCo Bancshares	155,494	7,062,537
Triumph Financial, Inc. *	105,600	6,493,344
TrustCo Bank Corp.	90,874	3,615,876
Trustmark Corp.	287,827	11,590,793
UMB Financial Corp.	338,718	41,289,724
United Bankshares, Inc.	671,976	25,763,560
United Community Banks, Inc.	575,169	19,210,645
Univest Financial Corp.	136,400	4,319,788
Valley National Bancorp	2,262,965	23,670,614
Veritex Holdings, Inc.	256,403	8,807,443
WaFd, Inc.	381,678	12,003,773
Washington Trust Bancorp, Inc.	93,070	2,822,813
WesBanco, Inc.	454,560	14,909,568
Westamerica BanCorp	124,253	6,213,893
Wintrust Financial Corp.	317,573	43,599,597
WSFS Financial Corp.	269,467	15,707,231
		1,576,047,449

Capital Goods 14.0%
374Water, Inc. *	322,060	115,008
3D Systems Corp. *	656,392	1,509,702
AAON, Inc.	320,369	26,574,609
AAR Corp. *	168,689	12,763,010
AeroVironment, Inc. *	151,087	36,464,847
Air Lease Corp.	492,573	29,657,820
AirJoule Technologies Corp. *(a)	106,040	487,784
Alamo Group, Inc.	49,554	10,478,689
Albany International Corp., Class A	142,763	9,066,878
Allison Transmission Holdings, Inc.	400,072	34,930,286
Ameresco, Inc., Class A *	155,243	3,947,829
American Superconductor Corp. *	186,953	9,328,955
American Woodmark Corp. *	70,921	4,579,369
Amprius Technologies, Inc. *	220,711	1,564,841
Apogee Enterprises, Inc.	103,331	4,543,981
Applied Industrial Technologies, Inc.	180,608	47,604,657
Archer Aviation, Inc., Class A *	2,345,014	20,987,875
SECURITY	NUMBER OF SHARES	VALUE ($)
Arcosa, Inc.	231,777	22,934,334
Argan, Inc.	61,352	14,001,753
Armstrong World Industries, Inc.	206,132	40,354,462
Array Technologies, Inc. *	688,825	6,206,313
Astec Industries, Inc.	108,535	5,024,085
ATI, Inc. *	669,938	51,946,992
Atkore, Inc.	159,174	9,262,335
Atmus Filtration Technologies, Inc.	392,346	17,467,244
AZZ, Inc.	142,062	16,037,379
Blink Charging Co. *	489,461	577,564
Bloom Energy Corp., Class A *	959,581	50,800,218
Blue Bird Corp. *	150,199	8,770,120
BlueLinx Holdings, Inc. *	37,628	3,108,449
Boise Cascade Co.	178,581	15,536,547
BWX Technologies, Inc.	433,632	70,265,729
Cadre Holdings, Inc.	123,965	3,819,362
Centuri Holdings, Inc. *(a)	217,861	4,627,368
ChargePoint Holdings, Inc. *(a)	98,407	1,109,047
Chart Industries, Inc. *	213,275	42,518,504
Columbus McKinnon Corp.	134,671	2,017,372
Construction Partners, Inc., Class A *	224,032	26,861,437
Crane Co.	231,849	42,961,620
CSW Industrials, Inc.	79,700	21,801,138
Custom Truck One Source, Inc. *	253,062	1,553,801
Distribution Solutions Group, Inc. *	43,767	1,409,735
DNOW, Inc. *	501,133	8,018,128
Douglas Dynamics, Inc.	110,594	3,723,700
Ducommun, Inc. *	65,319	5,958,399
DXP Enterprises, Inc. *	60,566	7,563,482
Dycom Industries, Inc. *	136,682	34,508,104
Energy Recovery, Inc. *	255,777	3,634,591
Energy Vault Holdings, Inc. *	442,905	894,668
Enerpac Tool Group Corp.	255,738	10,827,947
EnerSys	186,943	19,189,699
Enovix Corp. *(a)	770,943	7,416,472
Enpro, Inc.	99,990	21,874,812
Esab Corp.	270,044	31,154,976
ESCO Technologies, Inc.	122,572	24,625,940
Eve Holding, Inc. *(a)	245,127	963,349
Everus Construction Group, Inc. *	241,982	18,981,068
Federal Signal Corp.	289,607	35,618,765
Flowserve Corp.	619,838	33,260,507
Fluence Energy, Inc. *	300,177	2,221,310
Fluor Corp. *	781,735	32,066,770
Franklin Electric Co., Inc.	186,387	18,239,832
FuelCell Energy, Inc. *(a)	100,471	421,978
Gates Industrial Corp. PLC *	1,087,396	27,793,842
GATX Corp.	169,280	28,491,517
Gibraltar Industries, Inc. *	139,730	8,745,701
Global Industrial Co.	62,712	2,341,039
GMS, Inc. *(a)	182,471	20,059,037
Gorman-Rupp Co.	98,831	4,227,002
GrafTech International Ltd. *	89,278	882,070
Granite Construction, Inc.	207,461	22,353,923
Great Lakes Dredge & Dock Corp. *	321,373	3,747,209
Greenbrier Cos., Inc.	148,248	6,912,804
Griffon Corp.	185,300	14,112,448
Hayward Holdings, Inc. *	678,534	10,910,827
Helios Technologies, Inc.	158,973	8,622,695
Herc Holdings, Inc.	154,448	20,200,254
Hexcel Corp.	381,750	24,107,512
Hillenbrand, Inc.	333,196	8,459,846
Hillman Solutions Corp. *	939,792	9,285,145
Hyliion Holdings Corp. *	572,020	960,994
Hyster-Yale, Inc.	53,418	2,003,175
IES Holdings, Inc. *	39,702	13,868,306
Insteel Industries, Inc.	93,242	3,578,628
Janus International Group, Inc. *	667,092	6,904,402
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
JBT Marel Corp.	219,198	31,408,881
JELD-WEN Holding, Inc. *	411,894	2,632,003
Kadant, Inc.	55,758	18,025,446
Karman Holdings, Inc. *	225,303	12,033,433
Kennametal, Inc.	360,827	7,732,523
Kratos Defense & Security Solutions, Inc. *	789,463	51,978,244
Leonardo DRS, Inc.	354,645	14,774,511
Limbach Holdings, Inc. *	50,213	5,752,401
Lindsay Corp.	51,658	7,089,027
Loar Holdings, Inc. *	128,309	9,066,314
Manitowoc Co., Inc. *	169,501	1,678,060
MasTec, Inc. *	291,167	52,902,132
Masterbrand, Inc. *	601,938	7,650,632
McGrath RentCorp	116,752	14,184,200
Mercury Systems, Inc. *	241,404	16,306,840
Miller Industries, Inc.	55,479	2,335,111
Moog, Inc., Class A	134,195	26,282,091
MRC Global, Inc. *	410,275	6,186,947
MSC Industrial Direct Co., Inc., Class A	211,838	19,114,143
Mueller Industries, Inc.	524,740	50,343,556
Mueller Water Products, Inc., Class A	745,183	19,643,024
MYR Group, Inc. *	73,811	13,822,586
National Presto Industries, Inc.	24,098	2,525,952
Net Power, Inc. *(a)	171,561	437,481
NEXTracker, Inc., Class A *	681,716	45,852,218
NPK International, Inc. *	405,604	4,218,282
NuScale Power Corp. *(a)	570,472	19,766,855
Omega Flex, Inc.	16,102	568,401
Oshkosh Corp.	305,518	42,580,044
Plug Power, Inc. *(a)	4,766,849	7,483,953
Powell Industries, Inc.	44,593	11,868,873
Power Solutions International, Inc. *(a)	25,561	2,118,751
Preformed Line Products Co.	13,749	2,627,021
Primoris Services Corp.	256,181	30,370,258
Proto Labs, Inc. *	113,333	5,645,117
Quanex Building Products Corp.	222,971	4,742,593
QXO, Inc. *	2,288,677	46,071,068
RBC Bearings, Inc. *	148,796	58,024,488
Resideo Technologies, Inc. *	703,703	23,961,087
REV Group, Inc.	245,855	13,081,945
Rocket Lab Corp. *	1,730,453	84,100,016
Rush Enterprises, Inc., Class A	331,505	19,028,387
SES AI Corp. *(a)	712,476	776,599
Shoals Technologies Group, Inc., Class A *	798,185	5,196,184
Simpson Manufacturing Co., Inc.	198,287	37,896,611
SiteOne Landscape Supply, Inc. *	212,410	30,425,608
Southland Holdings, Inc. *	67,425	275,768
Spirit AeroSystems Holdings, Inc., Class A *	557,139	23,171,411
SPX Technologies, Inc. *	234,157	43,813,116
Standex International Corp.	57,262	11,685,456
Sterling Infrastructure, Inc. *	144,352	40,206,363
Sunrun, Inc. *	1,084,923	17,326,220
Symbotic, Inc. *(a)	191,655	9,090,197
Tecnoglass, Inc.	104,748	7,602,610
Tennant Co.	88,646	7,272,518
Terex Corp.	311,324	15,547,521
Thermon Group Holdings, Inc. *	160,525	4,257,123
Timken Co.	301,920	23,317,282
Titan International, Inc. *	228,496	2,015,335
Titan Machinery, Inc. *	95,058	1,901,160
Transcat, Inc. *	43,669	3,666,013
Trinity Industries, Inc.	388,703	11,046,939
Tutor Perini Corp. *	209,429	12,343,745
UFP Industries, Inc.	286,217	28,899,330
SECURITY	NUMBER OF SHARES	VALUE ($)
V2X, Inc. *	68,508	3,939,210
Valmont Industries, Inc.	95,305	34,988,372
Vicor Corp. *	109,132	5,577,736
Virgin Galactic Holdings, Inc. *(a)	184,402	573,490
VSE Corp.	85,370	13,864,088
Wabash National Corp.	195,968	2,173,285
Watts Water Technologies, Inc., Class A	129,976	35,990,354
Willis Lease Finance Corp.	14,245	2,117,947
Worthington Enterprises, Inc.	146,655	9,649,899
Xometry, Inc., Class A *	221,225	10,946,213
Zurn Elkay Water Solutions Corp.	670,032	30,392,651
		2,609,273,170

Commercial & Professional Services 3.4%
ABM Industries, Inc.	295,729	14,540,995
ACCO Brands Corp.	432,172	1,737,331
Acuren Corp. *(a)	767,730	8,652,317
ACV Auctions, Inc., Class A *	808,336	9,425,198
Alight, Inc., Class A	2,122,307	8,234,551
Amentum Holdings, Inc. *	715,382	17,848,781
Barrett Business Services, Inc.	121,805	5,944,084
BlackSky Technology, Inc. *	119,675	2,101,493
Brady Corp., Class A	207,599	16,209,330
BrightView Holdings, Inc. *	330,329	4,756,738
Brink's Co.	199,717	22,376,293
Casella Waste Systems, Inc., Class A *	296,263	29,199,681
CBIZ, Inc. *	253,211	16,342,238
CECO Environmental Corp. *	136,532	6,224,494
Cimpress PLC *	73,988	4,669,753
Clarivate PLC *	2,041,168	8,879,081
Concentrix Corp.	219,237	11,566,944
Conduent, Inc. *	696,092	1,935,136
CoreCivic, Inc. *	516,076	10,466,021
CRA International, Inc.	32,126	6,224,734
CSG Systems International, Inc.	131,579	8,442,109
Deluxe Corp.	210,409	4,136,641
Driven Brands Holdings, Inc. *	279,808	5,154,063
Ennis, Inc.	123,508	2,256,491
Enviri Corp. *	383,621	4,334,917
ExlService Holdings, Inc. *	771,229	33,764,406
Exponent, Inc.	240,510	17,167,604
First Advantage Corp. *	290,066	4,745,480
FiscalNote Holdings, Inc. *	404,614	171,880
Forrester Research, Inc. *	54,561	531,424
Franklin Covey Co. *	52,053	1,018,157
FTI Consulting, Inc. *	159,606	26,915,956
GEO Group, Inc. *	657,014	13,626,470
Healthcare Services Group, Inc. *	347,936	5,431,281
Heidrick & Struggles International, Inc.	97,132	4,935,277
HNI Corp.	221,934	9,973,714
Huron Consulting Group, Inc. *	75,672	10,364,037
ICF International, Inc.	87,431	8,587,473
Insperity, Inc.	170,240	9,400,653
Interface, Inc.	279,525	7,468,908
Kelly Services, Inc., Class A	149,967	2,134,030
Kforce, Inc.	78,180	2,548,668
Korn Ferry	244,576	18,132,865
LanzaTech Global, Inc. *(a)	3,900	82,524
Legalzoom.com, Inc. *	535,736	5,935,955
Liquidity Services, Inc. *	106,701	2,837,180
ManpowerGroup, Inc.	219,231	9,295,394
Maximus, Inc.	267,883	23,552,273
MillerKnoll, Inc.	322,520	6,808,397
Montrose Environmental Group, Inc. *	152,466	4,735,594
MSA Safety, Inc.	186,717	31,853,920
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
OPENLANE, Inc. *	508,603	14,708,799
Pitney Bowes, Inc.	747,587	9,060,754
Planet Labs PBC *	1,041,428	7,383,725
Resources Connection, Inc.	146,712	749,698
Science Applications International Corp.	223,719	26,331,726
Steelcase, Inc., Class A	451,825	7,563,550
TriNet Group, Inc.	142,134	10,293,344
TrueBlue, Inc. *	138,063	824,236
TTEC Holdings, Inc. *	91,691	347,509
UL Solutions, Inc., Class A	296,582	18,735,085
UniFirst Corp.	71,450	12,705,239
Upwork, Inc. *	581,080	8,942,821
Verra Mobility Corp. *	755,291	18,768,981
Vestis Corp.	541,748	2,535,381
		632,629,782

Consumer Discretionary Distribution & Retail 3.1%
1-800-Flowers.com, Inc., Class A *(a)	121,946	682,898
Abercrombie & Fitch Co., Class A *	225,580	21,098,497
Academy Sports & Outdoors, Inc.	315,734	16,907,556
Advance Auto Parts, Inc.	284,252	17,336,529
A-Mark Precious Metals, Inc.	88,735	2,077,286
American Eagle Outfitters, Inc.	748,953	9,691,452
America's Car-Mart, Inc. *	36,248	1,624,273
Arhaus, Inc. *	257,886	3,025,003
Arko Corp.	329,012	1,645,060
Asbury Automotive Group, Inc. *	93,346	23,480,253
AutoNation, Inc. *	118,049	25,862,175
BARK, Inc. *	552,937	498,915
Bed Bath & Beyond, Inc. *	238,700	2,150,687
Boot Barn Holdings, Inc. *	145,216	25,815,048
Buckle, Inc.	143,889	8,142,679
Caleres, Inc.	163,374	2,450,610
Camping World Holdings, Inc., Class A	298,690	5,230,062
Chewy, Inc., Class A *	1,041,310	42,652,058
Designer Brands, Inc., Class A	157,491	584,292
Dillard's, Inc., Class A	13,888	7,400,637
Five Below, Inc. *	261,388	37,927,399
Foot Locker, Inc. *(a)	395,322	9,764,453
Gap, Inc.	1,055,170	23,224,292
Genesco, Inc. *	48,253	1,543,131
GigaCloud Technology, Inc., Class A *	114,163	3,021,895
Group 1 Automotive, Inc.	60,210	27,984,404
Groupon, Inc. *	113,756	2,969,032
GrowGeneration Corp. *	251,449	427,463
Guess?, Inc.	133,881	2,250,540
Haverty Furniture Cos., Inc.	63,258	1,426,468
Kohl's Corp. (a)	530,318	7,986,589
Lands' End, Inc. *	55,159	792,083
Leslie's, Inc. *	860,221	285,851
Macy's, Inc.	1,325,202	17,532,422
MarineMax, Inc. *	88,710	2,337,509
Monro, Inc.	140,535	2,330,070
National Vision Holdings, Inc. *	376,411	8,634,868
ODP Corp. *	144,554	2,928,664
Ollie's Bargain Outlet Holdings, Inc. *	291,536	36,978,426
Petco Health & Wellness Co., Inc. *	411,538	1,642,037
QVC Group, Inc. *(a)(b)	33,800	290,004
Revolve Group, Inc. *	189,552	4,240,278
RH *	72,149	16,281,865
Sally Beauty Holdings, Inc. *	482,025	6,680,866
Savers Value Village, Inc. *	125,840	1,521,406
Shoe Carnival, Inc.	86,340	1,804,506
Signet Jewelers Ltd.	203,509	17,918,967
Sleep Number Corp. *	111,470	1,173,779
SECURITY	NUMBER OF SHARES	VALUE ($)
Sonic Automotive, Inc., Class A	68,992	5,670,452
Stitch Fix, Inc., Class A *	528,453	2,795,516
Torrid Holdings, Inc. *(a)	51,572	112,427
Upbound Group, Inc.	245,160	6,229,516
Urban Outfitters, Inc. *	268,663	18,021,914
Valvoline, Inc. *	603,187	23,391,592
Victoria's Secret & Co. *	377,893	8,699,097
Warby Parker, Inc., Class A *	435,577	11,412,117
Wayfair, Inc., Class A *	491,252	36,647,399
Winmark Corp.	13,896	6,445,521
Zumiez, Inc. *	77,924	1,339,514
		581,020,302

Consumer Durables & Apparel 3.5%
Acushnet Holdings Corp.	125,174	9,594,587
Beazer Homes USA, Inc. *	130,619	3,286,374
Brunswick Corp.	311,388	19,801,163
Capri Holdings Ltd. *	558,261	11,494,594
Carter's, Inc.	172,491	4,926,343
Cavco Industries, Inc. *	37,940	20,126,791
Century Communities, Inc.	127,547	8,402,796
Champion Homes, Inc. *	249,957	18,861,755
Columbia Sportswear Co.	145,292	8,095,670
Crocs, Inc. *	265,853	23,182,382
Dream Finders Homes, Inc., Class A *	134,446	3,736,254
Ethan Allen Interiors, Inc.	108,242	3,194,221
Figs, Inc., Class A *	579,871	4,088,091
Funko, Inc., Class A *	187,174	647,622
G-III Apparel Group Ltd. *	182,092	4,916,484
GoPro, Inc., Class A *	656,545	1,024,210
Green Brick Partners, Inc. *	143,469	10,019,875
Hanesbrands, Inc. *	1,681,000	10,607,110
Helen of Troy Ltd. *	107,244	2,632,840
Hovnanian Enterprises, Inc., Class A *	21,716	3,048,058
Installed Building Products, Inc.	108,200	28,328,924
iRobot Corp. *	145,340	492,703
Johnson Outdoors, Inc., Class A	25,549	1,030,136
KB Home	340,992	21,670,042
Kontoor Brands, Inc.	237,183	18,322,387
Latham Group, Inc. *	188,840	1,516,385
La-Z-Boy, Inc.	195,525	7,228,559
Legacy Housing Corp. *	51,271	1,432,768
Leggett & Platt, Inc.	641,139	6,161,346
Levi Strauss & Co., Class A	468,471	10,479,696
LGI Homes, Inc. *	98,347	6,088,663
M/I Homes, Inc. *	127,054	18,709,972
Malibu Boats, Inc., Class A *	90,059	2,989,959
Mattel, Inc. *	1,530,583	28,009,669
Meritage Homes Corp.	340,596	26,460,903
Movado Group, Inc.	76,757	1,402,350
Newell Brands, Inc.	1,974,600	11,689,632
Outdoor Holding Co. *	423,825	606,070
Oxford Industries, Inc.	65,679	2,893,160
Peloton Interactive, Inc., Class A *	1,821,185	13,841,006
Polaris, Inc.	251,395	14,223,929
Purple Innovation, Inc. *	265,471	307,946
PVH Corp.	227,654	19,195,785
Ralph Lauren Corp.	189,353	56,224,586
Skechers USA, Inc., Class A *	618,427	39,010,375
Smith & Wesson Brands, Inc.	203,244	1,660,503
Sonos, Inc. *	572,723	7,972,304
Steven Madden Ltd.	345,088	10,021,356
Sturm Ruger & Co., Inc.	78,686	2,728,044
Taylor Morrison Home Corp. *	476,076	32,073,240
Topgolf Callaway Brands Corp. *	666,728	6,373,920
Traeger, Inc. *	294,827	371,482
Tri Pointe Homes, Inc. *	430,310	15,202,852
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Under Armour, Inc., Class A *	1,492,699	7,463,495
Whirlpool Corp. (a)	263,760	24,569,244
Wolverine World Wide, Inc.	385,281	12,305,875
YETI Holdings, Inc. *	394,098	13,856,486
		644,602,972

Consumer Services 3.9%
Accel Entertainment, Inc. *	266,174	3,084,957
Adtalem Global Education, Inc. *	170,743	22,358,796
Bally's Corp. *(a)	32,385	322,231
BJ's Restaurants, Inc. *	103,810	3,483,864
Bloomin' Brands, Inc.	361,481	2,656,885
Boyd Gaming Corp.	289,716	24,875,016
Bright Horizons Family Solutions, Inc. *	272,037	32,111,247
Brinker International, Inc. *	211,120	32,930,498
Carriage Services, Inc.	63,469	2,778,673
Cheesecake Factory, Inc. (a)	216,667	13,316,354
Chegg, Inc. *	513,334	754,601
Choice Hotels International, Inc. (a)	105,227	12,583,045
Coursera, Inc. *	599,119	6,889,868
Cracker Barrel Old Country Store, Inc.	105,112	6,287,800
Dave & Buster's Entertainment, Inc. *	129,858	3,333,455
Denny's Corp. *	235,700	1,077,149
Dine Brands Global, Inc.	74,676	1,788,490
Duolingo, Inc. *	186,389	55,517,828
Dutch Bros, Inc., Class A *	602,297	43,262,993
El Pollo Loco Holdings, Inc. *	111,604	1,186,351
European Wax Center, Inc., Class A *	151,855	651,458
First Watch Restaurant Group, Inc. *	194,127	3,657,353
Frontdoor, Inc. *	349,865	21,254,299
Global Business Travel Group I *	411,058	3,428,224
Golden Entertainment, Inc.	93,105	2,315,521
Graham Holdings Co., Class B	16,072	17,454,996
Grand Canyon Education, Inc. *	132,717	26,751,766
H&R Block, Inc.	634,562	31,950,197
Hilton Grand Vacations, Inc. *	300,654	14,287,078
Hyatt Hotels Corp., Class A	198,762	28,677,381
Jack in the Box, Inc.	89,164	1,720,865
KinderCare Learning Cos., Inc. *	115,800	832,602
Krispy Kreme, Inc.	395,222	1,403,038
Kura Sushi USA, Inc., Class A *	27,517	2,333,579
Laureate Education, Inc. *	628,536	17,272,169
Life Time Group Holdings, Inc. *	582,457	16,262,199
Lindblad Expeditions Holdings, Inc. *	179,264	2,613,669
Lucky Strike Entertainment Corp., Class A (a)	118,655	1,269,608
Marriott Vacations Worldwide Corp.	150,284	11,744,695
Matthews International Corp., Class A	146,083	3,589,259
Mister Car Wash, Inc. *	444,029	2,535,406
Monarch Casino & Resort, Inc.	60,286	6,289,638
OneSpaWorld Holdings Ltd.	486,115	10,971,616
Papa John's International, Inc.	155,776	7,587,849
Penn Entertainment, Inc. *	692,734	14,014,009
Perdoceo Education Corp.	292,114	9,563,812
Planet Fitness, Inc., Class A *	397,764	41,685,667
Portillo's, Inc., Class A *	280,039	1,982,676
Pursuit Attractions & Hospitality, Inc. *	100,707	3,756,371
RCI Hospitality Holdings, Inc.	38,492	1,432,287
Red Rock Resorts, Inc., Class A	236,867	14,654,961
Rush Street Interactive, Inc. *	427,853	9,541,122
Sabre Corp. *	1,843,581	3,300,010
Shake Shack, Inc., Class A *	190,974	20,243,244
Six Flags Entertainment Corp. *	446,435	10,129,610
Strategic Education, Inc.	113,357	9,221,592
Stride, Inc. *	203,507	33,210,307
Sweetgreen, Inc., Class A *	503,195	4,579,074
SECURITY	NUMBER OF SHARES	VALUE ($)
Target Hospitality Corp. *	158,897	1,441,196
Travel & Leisure Co.	314,789	19,897,813
Twin Hospitality Group, Inc. *(a)	11,772	41,673
Udemy, Inc. *	425,633	2,919,842
United Parks & Resorts, Inc. *	134,858	7,090,834
Universal Technical Institute, Inc. *	206,826	5,499,503
Wendy's Co.	765,353	8,120,395
Xponential Fitness, Inc., Class A *	118,575	997,216
		730,777,780

Consumer Staples Distribution & Retail 0.5%
Andersons, Inc.	152,506	6,237,495
Chefs' Warehouse, Inc. *	167,432	10,571,657
Grocery Outlet Holding Corp. *	466,179	8,442,502
Ingles Markets, Inc., Class A	69,630	4,713,255
Maplebear, Inc. *	780,017	33,829,337
PriceSmart, Inc.	117,971	12,653,569
SpartanNash Co.	160,847	4,310,700
United Natural Foods, Inc. *	288,037	8,145,686
Weis Markets, Inc.	77,642	5,563,049
		94,467,250

Energy 3.7%
Antero Midstream Corp.	1,590,298	28,291,401
Archrock, Inc.	839,789	20,793,176
Atlas Energy Solutions, Inc. (a)	347,500	4,069,225
Berry Corp.	355,576	1,187,624
BKV Corp. *	74,413	1,734,567
Bristow Group, Inc. *	117,559	4,527,197
Cactus, Inc., Class A	325,655	13,661,227
California Resources Corp.	330,134	16,401,057
Calumet, Inc. *	328,956	5,361,983
Centrus Energy Corp., Class A *	71,090	14,340,986
Civitas Resources, Inc.	402,910	14,819,030
Clean Energy Fuels Corp. *	822,032	2,161,944
CNX Resources Corp. *	687,589	20,077,599
Comstock Resources, Inc. *	429,844	6,933,384
Core Laboratories, Inc.	225,004	2,589,796
Core Natural Resources, Inc.	237,207	17,614,992
Crescent Energy Co., Class A	874,721	8,344,838
CVR Energy, Inc. *	163,237	4,977,096
Delek U.S. Holdings, Inc.	288,532	7,995,222
DMC Global, Inc. *	81,242	544,321
Dorian LPG Ltd.	173,583	5,551,184
DT Midstream, Inc.	481,671	50,180,485
Excelerate Energy, Inc., Class A	114,410	2,793,892
Expro Group Holdings NV *	496,116	6,186,566
Flowco Holdings, Inc., Class A	100,994	1,648,222
Granite Ridge Resources, Inc.	249,235	1,385,747
Green Plains, Inc. *	312,147	3,467,953
Gulfport Energy Corp. *	58,763	10,226,525
Helix Energy Solutions Group, Inc. *	669,005	4,408,743
Helmerich & Payne, Inc.	473,591	9,893,316
HighPeak Energy, Inc. (a)	118,514	912,558
Innovex International, Inc. *	181,092	3,125,648
International Seaways, Inc.	192,639	8,749,663
Kinetik Holdings, Inc.	182,256	7,623,768
Kodiak Gas Services, Inc.	186,771	6,684,534
Kosmos Energy Ltd. *	2,270,665	4,064,490
Liberty Energy, Inc.	765,028	8,606,565
Magnolia Oil & Gas Corp., Class A	888,594	22,108,219
Matador Resources Co.	551,876	27,792,475
Murphy Oil Corp.	636,606	15,826,025
Nabors Industries Ltd. *	69,260	2,582,013
New Fortress Energy, Inc. (a)	612,947	1,507,850
NextDecade Corp. *	656,483	7,037,498
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Noble Corp. PLC	617,547	17,797,704
Northern Oil & Gas, Inc.	467,763	12,236,680
Oceaneering International, Inc. *	476,440	11,625,136
Par Pacific Holdings, Inc. *	244,697	8,476,304
Patterson-UTI Energy, Inc.	1,664,023	9,667,974
PBF Energy, Inc., Class A	466,955	12,757,211
Peabody Energy Corp.	579,460	10,082,604
ProFrac Holding Corp., Class A *(a)	102,873	411,492
ProPetro Holding Corp. *	372,127	1,897,848
REX American Resources Corp. *	68,678	4,297,182
Riley Exploration Permian, Inc.	45,258	1,324,249
RPC, Inc.	393,242	1,875,764
Sable Offshore Corp. *	344,951	9,306,778
SandRidge Energy, Inc.	151,899	1,798,484
Seadrill Ltd. *	294,720	9,404,515
Select Water Solutions, Inc.	447,922	3,816,295
SM Energy Co.	544,272	15,538,966
Talos Energy, Inc. *	588,045	5,809,885
TETRA Technologies, Inc. *	577,424	2,713,893
Tidewater, Inc. *	215,527	12,974,725
Transocean Ltd. *	3,741,721	11,337,415
Uranium Energy Corp. *	2,035,159	21,755,850
VAALCO Energy, Inc.	481,381	1,867,758
Valaris Ltd. *	310,795	15,437,188
Venture Global, Inc., Class A (a)	339,266	4,410,458
Viper Energy, Inc., Class A	801,137	31,921,304
Vital Energy, Inc. *	126,612	2,256,226
Vitesse Energy, Inc.	138,531	3,686,310
Weatherford International PLC	343,953	21,911,526
World Kinect Corp.	268,607	7,201,354
		684,389,682

Equity Real Estate Investment Trusts (REITs) 5.4%
Acadia Realty Trust	623,074	12,467,711
Agree Realty Corp.	521,253	37,915,943
Alexander & Baldwin, Inc.	343,716	6,647,467
Alexander's, Inc.	10,147	2,337,260
American Assets Trust, Inc.	224,927	4,700,974
American Healthcare REIT, Inc.	757,053	32,394,298
Apartment Investment & Management Co., Class A	619,373	4,849,691
Apple Hospitality REIT, Inc.	1,052,243	13,742,294
Armada Hoffler Properties, Inc.	379,923	2,765,839
Brandywine Realty Trust	819,461	3,490,904
Brixmor Property Group, Inc.	1,452,667	40,660,149
Broadstone Net Lease, Inc.	898,183	16,697,222
CareTrust REIT, Inc.	1,004,638	34,569,594
CBL & Associates Properties, Inc.	67,955	2,164,367
Centerspace	78,608	4,677,176
Chatham Lodging Trust	226,936	1,731,522
City Office REIT, Inc.	186,945	1,295,529
Community Healthcare Trust, Inc.	119,129	1,835,778
COPT Defense Properties	533,986	15,368,117
Cousins Properties, Inc.	797,484	23,517,803
Curbline Properties Corp.	448,008	10,093,620
DiamondRock Hospitality Co.	979,246	8,382,346
Diversified Healthcare Trust	1,028,672	3,919,240
Douglas Emmett, Inc.	796,964	12,918,786
Easterly Government Properties, Inc.	201,873	4,620,873
Elme Communities	419,130	7,158,740
Empire State Realty Trust, Inc., Class A	654,728	5,008,669
EPR Properties	361,218	19,596,076
Essential Properties Realty Trust, Inc.	936,655	29,336,035
First Industrial Realty Trust, Inc.	627,281	32,994,981
Four Corners Property Trust, Inc.	476,279	12,330,863
SECURITY	NUMBER OF SHARES	VALUE ($)
Franklin Street Properties Corp., Class C	375,598	623,493
Getty Realty Corp.	241,270	6,897,909
Gladstone Commercial Corp.	219,759	2,955,759
Global Medical REIT, Inc.	297,842	2,233,815
Global Net Lease, Inc.	910,783	7,167,862
Highwoods Properties, Inc.	511,743	16,135,257
Hudson Pacific Properties, Inc. *	1,620,686	4,554,128
Independence Realty Trust, Inc.	1,105,433	20,019,392
Industrial Logistics Properties Trust	285,974	1,761,600
Innovative Industrial Properties, Inc.	133,126	7,542,919
InvenTrust Properties Corp.	369,161	10,989,923
JBG SMITH Properties	347,458	7,449,499
Kilroy Realty Corp.	504,363	20,976,457
Kite Realty Group Trust	1,042,620	23,792,588
LTC Properties, Inc.	217,428	7,936,122
LXP Industrial Trust	1,407,513	12,780,218
Macerich Co.	1,196,330	22,012,472
Medical Properties Trust, Inc. (a)	2,840,098	12,780,441
Millrose Properties, Inc., Class A	570,290	20,136,940
National Health Investors, Inc.	221,291	17,324,872
National Storage Affiliates Trust	334,408	10,777,970
NETSTREIT Corp.	388,683	7,109,012
NexPoint Diversified Real Estate Trust	199,920	785,686
NexPoint Residential Trust, Inc.	104,053	3,590,869
One Liberty Properties, Inc.	75,099	1,794,115
Orion Properties, Inc.	246,048	730,763
Outfront Media, Inc.	658,807	12,306,515
Paramount Group, Inc. *	873,407	6,288,530
Park Hotels & Resorts, Inc.	945,699	11,121,420
Peakstone Realty Trust	175,571	2,233,263
Pebblebrook Hotel Trust	565,269	6,297,097
Phillips Edison & Co., Inc.	593,677	20,891,494
Piedmont Realty Trust, Inc., Class A	589,900	4,996,453
Plymouth Industrial REIT, Inc.	189,943	4,178,746
PotlatchDeltic Corp.	339,722	14,278,516
Rayonier, Inc.	665,094	17,478,670
RLJ Lodging Trust	715,157	5,506,709
Ryman Hospitality Properties, Inc.	284,353	28,091,233
Sabra Health Care REIT, Inc.	1,128,810	21,571,559
Safehold, Inc.	218,824	3,601,843
Saul Centers, Inc.	58,174	1,987,806
Service Properties Trust (b)	806,769	2,178,276
Sila Realty Trust, Inc.	262,513	6,547,074
SITE Centers Corp.	220,393	2,706,426
SL Green Realty Corp.	337,732	19,213,573
Smartstop Self Storage REIT, Inc.	147,453	5,365,815
STAG Industrial, Inc.	884,894	32,608,344
Summit Hotel Properties, Inc.	512,536	2,808,697
Sunstone Hotel Investors, Inc.	943,231	8,941,830
Tanger, Inc.	536,277	18,329,948
Terreno Realty Corp.	489,681	28,288,871
UMH Properties, Inc.	371,135	5,823,108
Universal Health Realty Income Trust	59,453	2,413,197
Urban Edge Properties	596,567	12,342,971
Veris Residential, Inc.	382,561	6,017,685
Vornado Realty Trust	791,195	30,089,146
Whitestone REIT	209,072	2,751,388
Xenia Hotels & Resorts, Inc.	470,137	6,643,036
		1,014,949,187

Financial Services 8.1%
Acadian Asset Management, Inc.	128,121	6,530,327
Affiliated Managers Group, Inc.	134,748	30,294,045
Affirm Holdings, Inc., Class A *	1,216,939	107,650,424
Alerus Financial Corp.	109,316	2,434,467
AlTi Global, Inc. *	314,041	1,359,798
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Apollo Commercial Real Estate Finance, Inc.	609,815	6,457,941
Arbor Realty Trust, Inc. (a)	909,189	10,855,717
ARMOUR Residential REIT, Inc. (a)	474,541	7,265,223
Artisan Partners Asset Management, Inc., Class A	333,660	15,611,951
AvidXchange Holdings, Inc. *	890,404	8,850,616
B Riley Financial, Inc. *(a)	82,329	453,221
BGC Group, Inc., Class A	1,792,638	17,585,779
Blackstone Mortgage Trust, Inc., Class A	802,061	15,688,313
Bread Financial Holdings, Inc.	221,249	14,644,471
BrightSpire Capital, Inc.	625,963	3,630,585
Cannae Holdings, Inc.	263,278	4,923,299
Cantaloupe, Inc. *	277,164	3,012,773
Cass Information Systems, Inc.	56,546	2,438,264
Chimera Investment Corp.	382,109	5,414,485
Claros Mortgage Trust, Inc.	530,703	1,963,601
Cohen & Steers, Inc.	127,777	9,437,609
Credit Acceptance Corp. *	28,583	14,712,528
Diamond Hill Investment Group, Inc.	13,183	1,921,554
DigitalBridge Group, Inc.	751,197	8,571,158
Donnelley Financial Solutions, Inc. *	120,769	6,856,056
Dynex Capital, Inc.	508,149	6,412,840
Ellington Financial, Inc.	448,255	6,114,198
Enact Holdings, Inc.	135,800	5,112,870
Encore Capital Group, Inc. *	111,744	4,675,369
Enova International, Inc. *	120,608	14,629,750
Essent Group Ltd.	480,617	30,153,911
Euronet Worldwide, Inc. *	193,350	18,018,286
Evercore, Inc., Class A	170,732	54,898,875
EVERTEC, Inc.	301,207	10,747,066
EZCORP, Inc., Class A *	247,802	4,130,859
Federal Agricultural Mortgage Corp., Class C	48,177	10,096,454
Federated Hermes, Inc.	357,430	18,979,533
FirstCash Holdings, Inc.	183,127	26,969,113
Flywire Corp. *	513,494	6,752,446
Forge Global Holdings, Inc. *	35,387	667,045
Franklin BSP Realty Trust, Inc.	392,136	4,529,171
Galaxy Digital, Inc., Class A *	770,347	18,095,451
Granite Point Mortgage Trust, Inc.	232,125	670,841
Green Dot Corp., Class A *	259,141	3,607,243
HA Sustainable Infrastructure Capital, Inc.	574,028	16,210,551
Hamilton Lane, Inc., Class A	205,910	31,780,149
Houlihan Lokey, Inc.	255,031	50,814,927
Innventure, Inc. *(a)	137,686	750,389
International Money Express, Inc. *	136,435	1,978,307
Invesco Mortgage Capital, Inc.	308,130	2,409,577
Jackson Financial, Inc., Class A	339,447	33,537,364
Janus Henderson Group PLC	597,535	26,482,751
KKR Real Estate Finance Trust, Inc.	271,600	2,615,508
Ladder Capital Corp.	527,609	6,130,817
Lazard, Inc., Class A	534,519	30,553,106
LendingClub Corp. *	541,513	9,303,193
LendingTree, Inc. *	52,629	3,576,141
Marqeta, Inc., Class A *	1,811,394	11,529,523
Merchants Bancorp	130,222	4,221,797
MFA Financial, Inc.	482,875	4,925,325
MGIC Investment Corp.	1,126,129	31,340,170
Moelis & Co., Class A	351,932	25,377,817
Mr. Cooper Group, Inc. *	303,837	57,282,390
Navient Corp.	346,572	4,751,502
NCR Atleos Corp. *	348,637	13,812,998
Nelnet, Inc., Class A	82,634	10,627,559
NerdWallet, Inc., Class A *	171,513	1,773,444
SECURITY	NUMBER OF SHARES	VALUE ($)
New York Mortgage Trust, Inc.	423,663	3,058,847
NewtekOne, Inc.	120,978	1,496,498
NMI Holdings, Inc., Class A *	370,944	14,596,646
OneMain Holdings, Inc.	564,061	34,892,813
Open Lending Corp., Class A *	488,325	1,030,366
Orchid Island Capital, Inc. (a)	499,899	3,529,287
Payoneer Global, Inc. *	1,229,970	8,548,291
PennyMac Financial Services, Inc.	151,785	16,711,528
PennyMac Mortgage Investment Trust	409,545	5,041,499
Perella Weinberg Partners, Class A	296,279	6,556,654
Piper Sandler Cos.	77,963	26,023,270
PJT Partners, Inc., Class A	116,087	20,779,573
PRA Group, Inc. *	187,970	3,212,407
PROG Holdings, Inc.	192,378	6,779,401
Radian Group, Inc.	637,917	22,250,545
Ready Capital Corp. (a)	808,666	3,444,917
Redwood Trust, Inc.	627,880	3,842,626
Remitly Global, Inc. *	726,857	13,468,660
Repay Holdings Corp. *	360,313	2,133,053
Rithm Capital Corp.	2,515,088	31,136,789
Rocket Cos., Inc., Class A (a)	1,149,900	20,433,723
Sezzle, Inc. *	70,750	6,692,950
Shift4 Payments, Inc., Class A *	320,626	28,994,209
SLM Corp.	995,367	31,135,080
StepStone Group, Inc., Class A	312,816	19,413,361
Stifel Financial Corp.	487,751	56,232,813
StoneX Group, Inc. *	207,022	21,151,438
TPG RE Finance Trust, Inc.	305,243	2,854,022
TPG, Inc.	609,344	36,773,910
Two Harbors Investment Corp.	489,117	4,891,170
Upstart Holdings, Inc. *	392,176	28,738,657
UWM Holdings Corp.	652,018	3,716,503
Velocity Financial, Inc. *	57,926	1,105,228
Victory Capital Holdings, Inc., Class A	223,072	15,900,572
Virtu Financial, Inc., Class A	382,718	16,043,539
Virtus Investment Partners, Inc.	30,912	6,226,604
Walker & Dunlop, Inc.	153,184	13,028,299
Waterstone Financial, Inc.	84,276	1,263,297
Western Union Co.	1,568,835	13,601,799
WisdomTree, Inc.	551,326	7,503,547
World Acceptance Corp. *	14,647	2,510,935
		1,502,356,157

Food, Beverage & Tobacco 1.2%
B&G Foods, Inc.	379,949	1,713,570
Beyond Meat, Inc. *(a)	355,528	888,820
Boston Beer Co., Inc., Class A *	39,121	8,649,262
BRC, Inc., Class A *	227,591	352,766
Calavo Growers, Inc.	78,051	2,134,695
Cal-Maine Foods, Inc.	205,027	23,709,322
Flowers Foods, Inc.	933,539	14,040,427
Fresh Del Monte Produce, Inc.	158,192	5,739,206
Freshpet, Inc. *	231,232	12,907,370
Hain Celestial Group, Inc. *	417,636	751,745
Ingredion, Inc.	305,180	39,533,017
J&J Snack Foods Corp.	73,552	8,206,197
John B Sanfilippo & Son, Inc.	42,944	2,787,066
Marzetti Co.	91,552	16,717,395
MGP Ingredients, Inc.	63,070	1,864,980
Mission Produce, Inc. *	206,109	2,578,424
National Beverage Corp. *	110,337	4,639,671
Seaboard Corp.	1,201	4,767,009
Simply Good Foods Co. *	437,193	12,516,836
SunOpta, Inc. *	448,866	2,814,390
Tootsie Roll Industries, Inc.	80,283	3,228,179
TreeHouse Foods, Inc. *	214,728	3,938,111
Turning Point Brands, Inc.	84,835	8,441,082
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Universal Corp.	116,834	6,536,862
Utz Brands, Inc.	357,487	4,797,476
Vita Coco Co., Inc. *	187,030	6,684,452
Vital Farms, Inc. *	148,828	7,603,622
Westrock Coffee Co. *(a)	169,131	914,999
WK Kellogg Co.	313,897	7,194,519
		216,651,470

Health Care Equipment & Services 4.9%
Acadia Healthcare Co., Inc. *	436,096	10,012,764
AdaptHealth Corp. *	499,396	4,739,268
Addus HomeCare Corp. *	86,355	9,945,505
agilon health, Inc. *	1,434,320	1,835,930
AirSculpt Technologies, Inc. *(a)	60,310	389,000
Alignment Healthcare, Inc. *	498,548	8,156,245
Alphatec Holdings, Inc. *	502,191	7,984,837
AMN Healthcare Services, Inc. *	183,260	3,808,143
AngioDynamics, Inc. *	194,824	1,998,894
Artivion, Inc. *	182,297	8,008,307
Astrana Health, Inc. *	195,601	6,251,408
AtriCure, Inc. *	235,975	8,728,715
Avanos Medical, Inc. *	220,109	2,628,101
Aveanna Healthcare Holdings, Inc. *	280,934	2,247,472
Axogen, Inc. *	218,580	3,527,881
Beta Bionics, Inc. *(a)	56,317	1,061,012
Bioventus, Inc., Class A *	204,366	1,512,308
BrightSpring Health Services, Inc. *	323,321	7,659,475
Brookdale Senior Living, Inc. *	1,110,094	8,547,724
Butterfly Network, Inc. *	881,781	1,419,667
Castle Biosciences, Inc. *	135,341	3,249,537
Ceribell, Inc. *	51,432	608,441
Certara, Inc. *	526,230	5,704,333
Cerus Corp. *	931,835	1,220,704
Claritev Corp. *	30,442	2,097,758
Clover Health Investments Corp. *	1,982,023	5,192,900
Community Health Systems, Inc. *	582,633	1,608,067
Concentra Group Holdings Parent, Inc.	516,317	12,288,345
CONMED Corp.	147,279	8,006,086
CorVel Corp. *	129,670	11,547,114
Cross Country Healthcare, Inc. *	144,640	1,935,283
Definitive Healthcare Corp. *	231,681	933,674
DENTSPLY SIRONA Inc	946,034	13,528,286
DocGo, Inc. *	411,874	642,523
Doximity, Inc., Class A *	633,760	43,057,654
Embecta Corp.	274,266	3,971,372
Enovis Corp. *	270,862	8,369,636
Ensign Group, Inc.	270,777	46,514,073
Envista Holdings Corp. *	804,436	17,037,954
Evolent Health, Inc., Class A *	509,715	4,918,750
Fulgent Genetics, Inc. *	97,447	2,160,400
GeneDx Holdings Corp. *	100,164	12,970,236
Glaukos Corp. *	271,017	25,968,849
Globus Medical, Inc., Class A *	535,239	32,794,094
GoodRx Holdings, Inc., Class A *	415,113	1,805,742
Guardant Health, Inc. *	587,353	39,599,339
Haemonetics Corp. *	238,138	12,988,047
Health Catalyst, Inc. *	327,221	1,109,279
HealthEquity, Inc. *	411,165	36,729,369
HealthStream, Inc.	115,793	3,251,467
Hims & Hers Health, Inc. *	930,080	39,388,888
ICU Medical, Inc. *	116,916	14,925,497
Innovage Holding Corp. *	99,782	382,165
Inspire Medical Systems, Inc. *	139,822	13,099,923
Integer Holdings Corp. *	165,185	17,818,506
Integra LifeSciences Holdings Corp. *	315,280	4,770,186
iRadimed Corp.	38,542	2,791,982
SECURITY	NUMBER OF SHARES	VALUE ($)
iRhythm Technologies, Inc. *	151,707	25,787,156
Kestra Medical Technologies Ltd. *(a)	57,336	925,403
Lantheus Holdings, Inc. *	328,610	18,040,689
LeMaitre Vascular, Inc.	97,864	9,332,800
LifeStance Health Group, Inc. *	620,461	3,400,126
LivaNova PLC *	258,017	14,544,418
Merit Medical Systems, Inc. *	280,338	25,381,803
National HealthCare Corp.	58,337	6,620,083
National Research Corp.	70,564	1,036,585
Neogen Corp. *	942,745	5,420,784
NeoGenomics, Inc. *	617,075	5,417,919
Novocure Ltd. *	481,479	5,936,636
OmniAb, Inc., Class A *(c)	25,234	0
OmniAb, Inc., Class B *(c)	25,234	0
Omnicell, Inc. *	221,165	7,207,767
OPKO Health, Inc. *	2,118,799	2,923,943
Option Care Health, Inc. *	777,050	22,285,794
OraSure Technologies, Inc. *	357,319	1,182,726
Orchestra BioMed Holdings, Inc. *	126,014	344,018
Orthofix Medical, Inc. *	183,599	2,750,313
OrthoPediatrics Corp. *	79,964	1,708,031
Owens & Minor, Inc. *	344,305	1,687,095
PACS Group, Inc. *	173,718	2,022,078
Pediatrix Medical Group, Inc. *	402,222	6,922,241
Pennant Group, Inc. *	164,173	3,941,794
Phreesia, Inc. *	268,454	8,499,254
Premier, Inc., Class A	390,494	10,113,795
Privia Health Group, Inc. *	497,125	11,453,760
PROCEPT BioRobotics Corp. *	263,520	10,585,598
Progyny, Inc. *	353,633	8,370,493
Pulmonx Corp. *	189,938	324,794
Pulse Biosciences, Inc. *(a)	98,414	1,529,354
QuidelOrtho Corp. *	313,754	9,001,602
RadNet, Inc. *	321,344	23,059,645
RxSight, Inc. *	162,117	1,465,538
Schrodinger, Inc. *	265,857	5,186,870
Select Medical Holdings Corp.	494,183	6,429,321
Semler Scientific, Inc. *(a)	43,970	1,303,271
Senseonics Holdings, Inc. *	3,544,263	1,628,589
SI-BONE, Inc. *	180,897	3,015,553
Sight Sciences, Inc. *	142,403	578,156
Simulations Plus, Inc. *	77,445	1,097,396
STAAR Surgical Co. *	233,871	6,398,711
Surgery Partners, Inc. *	355,755	8,072,081
Surmodics, Inc. *	68,818	2,342,565
Tandem Diabetes Care, Inc. *	317,092	3,966,821
Teladoc Health, Inc. *	832,356	6,434,112
TransMedics Group, Inc. *	160,563	18,458,322
Treace Medical Concepts, Inc. *	203,766	1,495,642
TruBridge, Inc. *	56,660	1,130,934
U.S. Physical Therapy, Inc.	72,026	5,970,235
UFP Technologies, Inc. *	34,766	7,306,423
Varex Imaging Corp. *	196,257	2,266,768
Waystar Holding Corp. *	376,504	14,261,972
Zimvie, Inc. *	132,584	2,503,186
		914,520,078

Household & Personal Products 0.7%
Beauty Health Co. *	387,781	806,585
BellRing Brands, Inc. *	601,502	24,691,657
Central Garden & Pet Co. *	39,677	1,445,433
Central Garden & Pet Co., Class A *	234,223	7,736,386
Edgewell Personal Care Co.	223,992	5,380,288
elf Beauty, Inc. *	267,955	33,494,375
Energizer Holdings, Inc.	310,175	8,548,423
Herbalife Ltd. *	485,779	4,750,919
Interparfums, Inc.	85,412	9,817,255
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Medifast, Inc. *	48,445	679,683
Nu Skin Enterprises, Inc., Class A	237,640	2,892,079
Olaplex Holdings, Inc. *	577,689	826,095
Spectrum Brands Holdings, Inc.	118,892	6,775,655
USANA Health Sciences, Inc. *	51,830	1,653,895
WD-40 Co.	64,357	13,903,686
		123,402,414

Insurance 2.8%
Abacus Global Management, Inc. *	121,173	866,387
Ambac Financial Group, Inc. *	220,422	1,990,411
American Integrity Insurance Group, Inc. *	31,617	632,024
AMERISAFE, Inc.	90,522	4,180,306
Assured Guaranty Ltd.	218,476	17,958,727
Axis Capital Holdings Ltd.	339,170	33,435,379
Baldwin Insurance Group, Inc., Class A *	336,597	10,660,027
Bowhead Specialty Holdings, Inc. *	36,740	1,141,144
Brighthouse Financial, Inc. *	273,130	12,908,124
CNO Financial Group, Inc.	469,642	18,536,770
Employers Holdings, Inc.	114,166	4,938,821
F&G Annuities & Life, Inc.	102,388	3,539,553
First American Financial Corp.	487,735	32,190,510
Genworth Financial, Inc., Class A *	1,966,173	16,850,103
Goosehead Insurance, Inc., Class A	118,524	10,040,168
Hagerty, Inc., Class A *	115,321	1,320,425
Hanover Insurance Group, Inc.	170,440	29,567,931
HCI Group, Inc.	44,245	7,376,084
Hippo Holdings, Inc. *	88,609	2,995,870
Horace Mann Educators Corp.	193,217	8,884,118
James River Group Holdings Ltd.	215,555	1,211,419
Kemper Corp.	284,984	15,289,392
Lemonade, Inc. *	267,036	14,126,204
Lincoln National Corp.	809,120	34,735,521
MBIA, Inc. *	199,460	1,587,702
Mercury General Corp.	126,590	9,789,205
Oscar Health, Inc., Class A *	977,498	16,285,117
Palomar Holdings, Inc. *	126,774	15,595,737
Primerica, Inc.	155,900	41,990,106
ProAssurance Corp. *	244,871	5,830,378
RLI Corp.	395,897	26,814,104
Ryan Specialty Holdings, Inc.	510,026	28,831,770
Safety Insurance Group, Inc.	71,218	5,270,844
Selective Insurance Group, Inc.	288,442	22,564,818
Selectquote, Inc. *	681,617	1,540,454
SiriusPoint Ltd. *	437,114	8,182,774
Skyward Specialty Insurance Group, Inc. *	158,093	7,635,892
Stewart Information Services Corp.	132,767	9,670,748
Tiptree, Inc.	101,564	2,381,676
Trupanion, Inc. *	160,647	7,447,595
United Fire Group, Inc.	101,569	3,122,231
Universal Insurance Holdings, Inc.	119,106	2,904,995
White Mountains Insurance Group Ltd.	12,082	22,112,235
		524,933,799

Materials 4.4%
AdvanSix, Inc.	127,855	2,743,768
Alpha Metallurgical Resources, Inc. *	51,723	7,716,554
Ashland, Inc.	216,172	12,138,058
Aspen Aerogels, Inc. *	313,314	2,143,068
Avient Corp.	434,458	16,248,729
Balchem Corp.	154,645	25,066,408
Cabot Corp.	254,364	20,745,928
SECURITY	NUMBER OF SHARES	VALUE ($)
Carpenter Technology Corp.	236,356	56,933,433
Century Aluminum Co. *	248,931	5,558,629
Chemours Co.	711,585	10,958,409
Clearwater Paper Corp. *	77,738	1,676,809
Coeur Mining, Inc. *	3,032,409	39,876,178
Commercial Metals Co.	535,681	30,892,723
Compass Minerals International, Inc. *	164,427	3,132,334
Eagle Materials, Inc.	158,041	36,491,667
Ecovyst, Inc. *	501,824	4,561,580
Element Solutions, Inc.	1,057,802	27,206,667
Graphic Packaging Holding Co.	1,430,997	31,868,303
Greif, Inc., Class A	147,737	9,648,703
Hawkins, Inc.	89,907	15,044,138
HB Fuller Co.	256,959	15,687,347
Hecla Mining Co.	2,996,986	25,504,351
Huntsman Corp.	770,899	8,603,233
Ingevity Corp. *	172,676	10,080,825
Innospec, Inc.	118,183	10,351,649
Ivanhoe Electric, Inc. *	439,475	3,920,117
Kaiser Aluminum Corp.	75,801	5,902,624
Knife River Corp. *	269,145	21,800,745
Koppers Holdings, Inc.	95,876	2,778,487
Kronos Worldwide, Inc.	104,001	663,526
Louisiana-Pacific Corp.	293,639	27,928,005
LSB Industries, Inc. *	255,651	2,127,016
Materion Corp.	98,533	10,917,456
Mativ Holdings, Inc.	260,578	3,275,465
Mercer International, Inc.	206,929	689,074
Metallus, Inc. *	177,104	2,909,819
Minerals Technologies, Inc.	150,483	9,849,112
MP Materials Corp. *	631,457	44,921,851
Myers Industries, Inc.	179,214	3,000,042
NewMarket Corp.	35,860	29,654,786
O-I Glass, Inc. *	733,251	9,524,931
Olin Corp.	544,696	12,887,507
Orion SA	263,981	2,785,000
Perimeter Solutions, Inc. *	660,547	14,789,647
PureCycle Technologies, Inc. *	706,326	10,093,399
Quaker Chemical Corp.	64,682	9,383,418
Ramaco Resources, Inc., Class A *	202,043	5,238,975
Ranpak Holdings Corp. *	217,106	1,146,320
Ryerson Holding Corp.	130,217	2,968,948
Scotts Miracle-Gro Co.	205,094	12,555,855
Sealed Air Corp.	698,348	22,675,360
Sensient Technologies Corp.	201,588	22,872,175
Silgan Holdings, Inc.	386,845	18,150,767
Sonoco Products Co.	468,063	22,115,977
Stepan Co.	99,890	4,997,497
SunCoke Energy, Inc.	399,313	3,082,696
Sylvamo Corp.	162,278	7,485,884
TriMas Corp.	179,205	6,929,857
Tronox Holdings PLC	549,788	2,353,093
U.S. Lime & Minerals, Inc.	50,096	6,308,088
USA Rare Earth, Inc. *(a)	261,254	3,897,910
Valhi, Inc.	10,863	177,176
Warrior Met Coal, Inc.	250,012	15,285,734
Worthington Steel, Inc.	167,061	5,563,131
		824,486,961

Media & Entertainment 3.0%
Advantage Solutions, Inc. *	254,066	462,400
Altice USA, Inc., Class A *	1,204,328	2,818,128
AMC Entertainment Holdings, Inc., Class A *	2,061,210	5,792,000
AMC Networks, Inc., Class A *	157,079	1,108,978
Angi, Inc. *	198,382	3,515,329
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Atlanta Braves Holdings, Inc., Class C *	231,477	10,411,835
Bumble, Inc., Class A *	361,832	2,232,503
Cable One, Inc.	21,760	3,513,805
Cardlytics, Inc. *	237,577	242,329
Cargurus, Inc. *	402,766	13,935,704
Cars.com, Inc. *	271,810	3,547,121
Cinemark Holdings, Inc. (a)	480,090	12,386,322
Clear Channel Outdoor Holdings, Inc. *	1,596,020	1,979,065
DoubleVerify Holdings, Inc. *	639,152	10,399,003
EchoStar Corp., Class A *	637,004	39,360,477
Emerald Holding, Inc. (a)	91,658	472,039
Eventbrite, Inc., Class A *	347,078	919,757
EverQuote, Inc., Class A *	130,964	3,044,913
EW Scripps Co., Class A *	286,361	856,219
fuboTV, Inc. *(a)	1,627,829	5,746,236
Gannett Co., Inc. *	581,727	2,390,898
Getty Images Holdings, Inc. *(a)	229,610	422,482
Gray Media, Inc.	404,301	2,478,365
Grindr, Inc. *	119,362	1,866,822
IAC, Inc. *	310,615	11,374,721
Ibotta, Inc., Class A *	28,466	766,874
iHeartMedia, Inc., Class A *	543,998	1,158,716
Integral Ad Science Holding Corp. *	351,601	3,160,893
John Wiley & Sons, Inc., Class A	197,999	8,034,799
Liberty Media Corp.-Liberty Live, Class C *	312,023	30,384,800
Lionsgate Studios Corp. *	1,067,124	6,861,607
Madison Square Garden Entertainment Corp. *	192,824	7,849,865
Madison Square Garden Sports Corp. *	79,538	15,735,798
Magnite, Inc. *	595,015	15,440,639
MediaAlpha, Inc., Class A *	158,039	1,670,472
National CineMedia, Inc.	442,532	1,942,715
New York Times Co., Class A	769,733	46,060,823
Nexstar Media Group, Inc.	134,441	27,497,218
Nextdoor Holdings, Inc. *	1,026,769	2,104,876
Playtika Holding Corp.	242,661	900,272
PubMatic, Inc., Class A *	190,594	1,652,450
QuinStreet, Inc. *	272,503	4,272,847
Reddit, Inc., Class A *	522,487	117,601,374
Rumble, Inc. *(a)	494,550	3,605,270
Scholastic Corp.	110,805	2,843,256
Shutterstock, Inc.	116,381	2,435,854
Sinclair, Inc.	193,018	2,792,970
Sphere Entertainment Co. *	130,281	5,903,032
Stagwell, Inc. *	502,379	2,833,418
TechTarget, Inc. *	129,546	764,321
TEGNA, Inc.	763,485	16,185,882
Thryv Holdings, Inc. *	193,291	2,485,722
TripAdvisor, Inc. *	559,073	9,739,052
Trump Media & Technology Group Corp. *	440,611	7,723,911
Vimeo, Inc. *	728,814	3,061,019
Vivid Seats, Inc., Class A *(a)	21,693	385,051
Warner Music Group Corp., Class A	691,410	23,058,524
Webtoon Entertainment, Inc. *(a)	76,710	1,109,994
WideOpenWest, Inc. *	225,658	1,148,599
Yelp, Inc. *	302,200	9,555,564
Ziff Davis, Inc. *	200,481	7,660,379
ZipRecruiter, Inc., Class A *	357,311	1,786,555
ZoomInfo Technologies, Inc. *	1,237,191	13,485,382
		552,938,244

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.2%
10X Genomics, Inc., Class A *	528,893	7,409,791
4D Molecular Therapeutics, Inc. *	158,082	973,785
89bio, Inc. *	609,564	5,504,363
Absci Corp. *(a)	443,009	1,058,792
ACADIA Pharmaceuticals, Inc. *	588,406	15,292,672
Acrivon Therapeutics, Inc. *	63,608	85,235
Adaptive Biotechnologies Corp. *	544,783	7,180,240
ADMA Biologics, Inc. *	1,132,727	19,550,868
Agios Pharmaceuticals, Inc. *	274,950	10,368,365
Akero Therapeutics, Inc. *	347,524	16,239,797
Alector, Inc. *	418,142	982,634
Aligos Therapeutics, Inc. *	25,391	267,875
Alkermes PLC *	782,872	22,679,802
Allogene Therapeutics, Inc. *	787,059	889,377
Alto Neuroscience, Inc. *	99,794	367,242
Alumis, Inc. *(a)	234,124	1,086,335
ALX Oncology Holdings, Inc. *	133,370	156,043
Amicus Therapeutics, Inc. *	1,314,796	9,979,302
Amneal Pharmaceuticals, Inc. *	714,834	6,833,813
Amphastar Pharmaceuticals, Inc. *	175,515	5,374,269
Amylyx Pharmaceuticals, Inc. *	346,058	3,246,024
AnaptysBio, Inc. *	88,282	1,794,773
Anavex Life Sciences Corp. *(a)	404,085	3,895,379
ANI Pharmaceuticals, Inc. *	80,782	7,553,117
Anika Therapeutics, Inc. *	68,434	641,911
Annexon, Inc. *	437,300	900,838
Apellis Pharmaceuticals, Inc. *	512,203	14,121,437
Apogee Therapeutics, Inc. *	153,759	5,592,215
Applied Therapeutics, Inc. *	403,311	198,711
Arbutus Biopharma Corp. *	713,888	2,648,524
Arcellx, Inc. *	188,856	13,104,718
Arcturus Therapeutics Holdings, Inc. *	121,146	2,060,693
Arcus Biosciences, Inc. *	324,303	3,434,369
Arcutis Biotherapeutics, Inc. *	509,130	7,901,698
Ardelyx, Inc. *	1,139,406	7,246,622
ArriVent Biopharma, Inc. *	109,953	2,102,301
Arrowhead Pharmaceuticals, Inc. *	595,009	13,108,048
ARS Pharmaceuticals, Inc. *	249,475	2,898,900
Arvinas, Inc. *	318,732	2,463,798
Astria Therapeutics, Inc. *	164,311	1,015,442
Atea Pharmaceuticals, Inc. *	360,434	1,211,058
Avadel Pharmaceuticals PLC *	461,353	6,809,570
Avidity Biosciences, Inc. *	571,157	26,604,493
Axsome Therapeutics, Inc. *	196,440	23,824,243
Azenta, Inc. *	217,151	6,631,792
Beam Therapeutics, Inc. *	434,578	7,109,696
Bicara Therapeutics, Inc. *(a)	85,789	1,024,321
BioAge Labs, Inc. *(a)	53,742	264,948
BioCryst Pharmaceuticals, Inc. *	989,989	8,226,809
Biohaven Ltd. *	403,098	6,203,678
BioLife Solutions, Inc. *	176,412	4,419,121
Biomea Fusion, Inc. *(a)	116,484	227,144
Bridgebio Pharma, Inc. *	703,486	36,412,435
C4 Therapeutics, Inc. *	263,682	685,573
CareDx, Inc. *	261,301	3,569,372
Caribou Biosciences, Inc. *	403,819	755,142
Cassava Sciences, Inc. *(a)	213,624	487,063
Catalyst Pharmaceuticals, Inc. *	541,891	11,157,536
Celcuity, Inc. *	132,071	6,765,997
Celldex Therapeutics, Inc. *	316,570	6,989,866
Century Therapeutics, Inc. *	163,300	80,295
CG oncology, Inc. *	256,624	6,882,656
Cogent Biosciences, Inc. *	616,558	7,448,021
Coherus Oncology, Inc. *	564,373	654,673
Collegium Pharmaceutical, Inc. *	152,513	5,917,504
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Contineum Therapeutics, Inc., Class A *	26,013	271,836
Corbus Pharmaceuticals Holdings, Inc. *	55,807	522,912
Corcept Therapeutics, Inc. *	448,504	31,269,699
Crinetics Pharmaceuticals, Inc. *	444,559	13,776,883
CRISPR Therapeutics AG *(a)	409,553	21,227,132
CryoPort, Inc. *	242,070	2,144,740
Cullinan Therapeutics, Inc. *	252,462	1,903,563
Cytek Biosciences, Inc. *	485,073	2,008,202
Cytokinetics, Inc. *	567,077	20,034,830
Day One Biopharmaceuticals, Inc. *	321,214	2,412,317
Denali Therapeutics, Inc. *	592,126	9,041,764
Design Therapeutics, Inc. *	137,070	757,997
Dianthus Therapeutics, Inc. *	92,105	2,170,915
Disc Medicine, Inc. *	116,208	6,931,226
Dynavax Technologies Corp. *	532,303	5,386,906
Dyne Therapeutics, Inc. *	538,686	7,266,874
Edgewise Therapeutics, Inc. *	329,262	4,724,910
Editas Medicine, Inc. *	355,221	912,918
Emergent BioSolutions, Inc. *	257,086	2,133,814
Enanta Pharmaceuticals, Inc. *	91,711	770,372
Enliven Therapeutics, Inc. *	183,332	3,716,140
Entrada Therapeutics, Inc. *	107,850	589,940
Erasca, Inc. *	997,107	1,565,458
Evolus, Inc. *	234,828	1,791,738
Exelixis, Inc. *	1,295,152	48,464,588
Fate Therapeutics, Inc. *	422,800	439,712
Fortrea Holdings, Inc. *	434,193	4,276,801
Fulcrum Therapeutics, Inc. *	201,720	1,307,146
Generation Bio Co. *(a)	23,652	141,912
Geron Corp. *	2,601,592	3,642,229
Ginkgo Bioworks Holdings, Inc. *(a)	197,885	2,507,203
Gossamer Bio, Inc. *	929,686	2,296,324
Gyre Therapeutics, Inc. *(a)	77,351	598,697
Halozyme Therapeutics, Inc. *	584,908	42,786,020
Harmony Biosciences Holdings, Inc. *	182,681	6,739,102
Harrow, Inc. *	149,371	5,825,469
Heron Therapeutics, Inc. *	650,407	878,049
Humacyte, Inc. *(a)	546,445	846,990
Ideaya Biosciences, Inc. *	416,108	10,215,451
ImmunityBio, Inc. *(a)	953,443	2,231,057
Immunome, Inc. *	383,060	3,642,901
Immunovant, Inc. *	362,272	5,321,776
Innoviva, Inc. *	261,536	5,343,180
Intellia Therapeutics, Inc. *	492,844	5,596,244
Ionis Pharmaceuticals, Inc. *	754,860	32,183,456
Iovance Biotherapeutics, Inc. *	1,160,521	2,587,962
Ironwood Pharmaceuticals, Inc. *	654,726	864,238
Janux Therapeutics, Inc. *	157,264	3,573,038
Keros Therapeutics, Inc. *	167,839	2,552,831
Kodiak Sciences, Inc. *	150,179	1,357,618
Krystal Biotech, Inc. *	120,907	17,857,964
Kura Oncology, Inc. *	406,588	3,212,045
Kymera Therapeutics, Inc. *	245,590	10,118,308
Kyverna Therapeutics, Inc. *	103,557	384,196
LENZ Therapeutics, Inc. *	78,083	3,016,346
Lexicon Pharmaceuticals, Inc. *(a)	882,779	971,057
Ligand Pharmaceuticals, Inc. *	91,840	14,851,446
Liquidia Corp. *	226,101	6,258,476
Lyell Immunopharma, Inc. *	44,195	489,681
MacroGenics, Inc. *	304,195	538,425
Madrigal Pharmaceuticals, Inc. *	82,140	35,964,999
MannKind Corp. *	1,447,539	6,644,204
Maravai LifeSciences Holdings, Inc., Class A *	587,732	1,422,311
Maze Therapeutics, Inc. *(a)	40,254	583,280
MBX Biosciences, Inc. *(a)	49,702	750,003
SECURITY	NUMBER OF SHARES	VALUE ($)
Mesa Laboratories, Inc.	25,618	1,735,620
Metsera, Inc. *(a)	75,305	2,657,513
MiMedx Group, Inc. *	556,610	3,951,931
Mind Medicine MindMed, Inc. *(a)	326,884	2,902,730
Mineralys Therapeutics, Inc. *	181,332	2,807,019
Mirum Pharmaceuticals, Inc. *	196,845	14,540,940
Monte Rosa Therapeutics, Inc. *	203,259	975,643
Myriad Genetics, Inc. *	444,635	2,832,325
Nektar Therapeutics *	50,924	1,520,591
Neumora Therapeutics, Inc. *(a)	392,943	679,791
Novavax, Inc. *	763,771	5,705,369
Nurix Therapeutics, Inc. *	337,286	3,150,251
Nuvalent, Inc., Class A *	182,256	13,957,164
Nuvation Bio, Inc. *(a)	1,221,774	3,628,669
Ocular Therapeutix, Inc. *	612,770	7,481,922
Olema Pharmaceuticals, Inc. *	226,579	1,237,121
Omeros Corp. *(a)	279,062	1,160,898
OmniAb, Inc. *	469,042	750,467
Organogenesis Holdings, Inc. *	328,877	1,693,717
Organon & Co.	1,234,335	11,627,436
ORIC Pharmaceuticals, Inc. *	221,493	2,265,873
Pacific Biosciences of California, Inc. *(a)	1,311,836	1,718,505
Pacira BioSciences, Inc. *	221,413	5,905,085
Perrigo Co. PLC	653,337	15,510,220
Perspective Therapeutics, Inc. *	272,410	915,298
Phathom Pharmaceuticals, Inc. *(a)	218,551	2,661,951
Phibro Animal Health Corp., Class A	97,935	3,630,450
Pliant Therapeutics, Inc. *	251,239	412,032
Praxis Precision Medicines, Inc. *	88,922	4,049,508
Precigen, Inc. *(a)	720,152	3,247,886
Prelude Therapeutics, Inc. *	80,810	97,780
Prestige Consumer Healthcare, Inc. *	233,956	15,918,366
Prime Medicine, Inc. *(a)	304,007	984,983
ProKidney Corp. *(a)	437,200	1,031,792
Protagonist Therapeutics, Inc. *	294,218	17,373,573
Prothena Corp. PLC *	177,567	1,456,049
PTC Therapeutics, Inc. *	375,534	18,525,092
Quanterix Corp. *	186,794	849,913
Rapport Therapeutics, Inc. *	38,832	684,608
Recursion Pharmaceuticals, Inc., Class A *(a)	1,442,381	6,779,191
REGENXBIO, Inc. *	219,209	1,957,536
Relay Therapeutics, Inc. *	642,892	2,307,982
Replimune Group, Inc. *	319,976	1,727,870
Revolution Medicines, Inc. *	830,805	31,545,666
Rhythm Pharmaceuticals, Inc. *	256,970	26,506,456
Rocket Pharmaceuticals, Inc. *	402,634	1,320,640
Sana Biotechnology, Inc. *(a)	630,255	1,928,580
Sangamo Therapeutics, Inc. *	1,071,482	557,171
Savara, Inc. *	545,270	1,788,486
Scholar Rock Holding Corp. *	355,848	11,618,437
Septerna, Inc. *(a)	77,282	935,112
Seres Therapeutics, Inc. *(a)	34,860	660,248
SIGA Technologies, Inc.	193,451	1,623,054
Sionna Therapeutics, Inc. *(a)	54,305	1,336,989
Soleno Therapeutics, Inc. *	160,856	10,885,126
Sotera Health Co. *	729,967	11,949,560
Spyre Therapeutics, Inc. *	244,263	4,027,897
Standard BioTools, Inc. *	1,456,239	1,834,861
Stoke Therapeutics, Inc. *	196,413	3,881,121
Summit Therapeutics, Inc. *(a)	670,226	15,884,356
Supernus Pharmaceuticals, Inc. *	266,335	12,017,035
Syndax Pharmaceuticals, Inc. *	410,695	6,706,649
Tango Therapeutics, Inc. *	320,860	2,152,971
Tarsus Pharmaceuticals, Inc. *	181,509	10,632,797
TG Therapeutics, Inc. *	644,313	18,897,700
Theravance Biopharma, Inc. *	169,042	2,346,303
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Third Harmonic Bio, Inc. *(c)	98,316	1,966
Travere Therapeutics, Inc. *	373,782	6,541,185
Twist Bioscience Corp. *	283,529	7,646,777
Tyra Biosciences, Inc. *	103,500	1,311,345
Ultragenyx Pharmaceutical, Inc. *	449,037	13,453,149
uniQure NV *	243,903	3,982,936
Upstream Bio, Inc. *(a)	72,084	1,234,799
Vanda Pharmaceuticals, Inc. *	270,769	1,280,737
Vaxcyte, Inc. *	562,170	17,309,214
Ventyx Biosciences, Inc. *	303,827	729,185
Vera Therapeutics, Inc. *	261,614	5,661,327
Veracyte, Inc. *	370,937	11,254,229
Vericel Corp. *	238,569	8,674,369
Viking Therapeutics, Inc. *	534,071	14,446,621
Vir Biotechnology, Inc. *	441,659	2,181,795
Viridian Therapeutics, Inc. *	330,928	6,082,457
WaVe Life Sciences Ltd. *	567,825	5,451,120
Xencor, Inc. *	333,401	2,710,550
Y-mAbs Therapeutics, Inc. *	155,828	1,332,329
Zenas Biopharma, Inc. *(a)	64,318	1,029,088
Zentalis Pharmaceuticals, Inc. *	256,990	434,313
Zura Bio Ltd. *	169,085	344,933
		1,340,329,244

Real Estate Management & Development 0.6%
Anywhere Real Estate, Inc. *	472,416	2,886,462
Compass, Inc., Class A *	2,031,055	18,441,979
Cushman & Wakefield PLC *	1,097,330	17,304,894
eXp World Holdings, Inc. (a)	409,869	4,438,881
Forestar Group, Inc. *	88,933	2,460,776
FRP Holdings, Inc. *	62,071	1,595,225
Howard Hughes Holdings, Inc. *	146,872	11,201,927
Kennedy-Wilson Holdings, Inc.	568,652	5,004,138
Marcus & Millichap, Inc.	113,883	3,711,447
Newmark Group, Inc., Class A	711,660	12,959,329
Opendoor Technologies, Inc. *(a)	3,088,083	13,741,969
RE/MAX Holdings, Inc., Class A *	98,307	926,052
RMR Group, Inc., Class A	73,387	1,238,772
Seaport Entertainment Group, Inc. *	38,305	956,093
Seritage Growth Properties, Class A *	163,953	601,707
St. Joe Co.	179,421	9,053,584
Star Holdings *	56,975	495,113
Tejon Ranch Co. *	115,021	2,002,516
		109,020,864

Semiconductors & Semiconductor Equipment 2.8%
ACM Research, Inc., Class A *	237,619	6,705,608
Aehr Test Systems *(a)	134,405	3,353,405
Allegro MicroSystems, Inc. *	621,413	19,170,591
Alpha & Omega Semiconductor Ltd. *	116,687	3,357,085
Ambarella, Inc. *	189,772	15,652,395
Amkor Technology, Inc.	539,645	13,054,013
Axcelis Technologies, Inc. *	152,153	12,178,326
Blaize Holdings, Inc. *(a)	260,011	928,239
CEVA, Inc. *	114,212	2,537,791
Cirrus Logic, Inc. *	251,975	28,773,025
Cohu, Inc. *	222,725	4,432,228
Credo Technology Group Holding Ltd. *	693,156	85,296,312
Diodes, Inc. *	220,939	12,026,814
FormFactor, Inc. *	364,653	10,644,221
Ichor Holdings Ltd. *	160,746	2,708,570
Impinj, Inc. *	111,504	20,903,655
indie Semiconductor, Inc., Class A *(a)	833,437	3,775,470
Kulicke & Soffa Industries, Inc.	250,097	9,378,637
SECURITY	NUMBER OF SHARES	VALUE ($)
MACOM Technology Solutions Holdings, Inc. *	282,505	36,203,016
MaxLinear, Inc. *	372,811	5,860,589
MKS, Inc.	318,617	32,925,881
Navitas Semiconductor Corp. *(a)	641,739	3,760,591
PDF Solutions, Inc. *	147,928	3,025,128
Penguin Solutions, Inc. *	250,633	6,047,774
Photronics, Inc. *	301,717	6,839,924
Power Integrations, Inc.	267,545	12,066,279
Rambus, Inc. *	509,212	37,564,569
Rigetti Computing, Inc. *	1,210,865	19,652,339
Semtech Corp. *	410,605	23,852,044
Silicon Laboratories, Inc. *	154,796	20,796,843
SiTime Corp. *	99,265	23,989,373
SkyWater Technology, Inc. *	103,376	1,239,478
SolarEdge Technologies, Inc. *	280,246	9,477,920
Synaptics, Inc. *	182,404	12,742,743
Ultra Clean Holdings, Inc. *	216,219	5,193,580
Veeco Instruments, Inc. *	285,560	7,001,931
		523,116,387

Software & Services 6.7%
8x8, Inc. *	603,820	1,195,564
A10 Networks, Inc.	343,355	6,080,817
ACI Worldwide, Inc. *	497,838	24,568,305
Adeia, Inc.	513,968	7,730,079
Agilysys, Inc. *	106,169	11,585,161
Alarm.com Holdings, Inc. *	236,115	13,843,422
Alkami Technology, Inc. *	322,310	8,251,136
Amplitude, Inc., Class A *	419,769	4,797,960
Appfolio, Inc., Class A *	109,291	30,315,138
Appian Corp., Class A *	204,173	6,284,445
Applied Digital Corp. *	853,295	13,635,654
Asana, Inc., Class A *	438,006	6,394,888
ASGN, Inc. *	207,452	11,254,271
Aurora Innovation, Inc. *	5,041,907	28,385,936
AvePoint, Inc. *	529,122	8,656,436
Bill Holdings, Inc. *	449,989	20,888,489
Blackbaud, Inc. *	178,411	11,901,798
BlackLine, Inc. *	246,106	13,380,783
Blend Labs, Inc., Class A *	938,116	3,395,980
Box, Inc., Class A *	687,825	22,443,730
Braze, Inc., Class A *	326,866	9,054,188
C3.ai, Inc., Class A *	555,568	9,394,655
CCC Intelligent Solutions Holdings, Inc. *	2,285,410	22,625,559
Cipher Mining, Inc. *	1,129,267	8,627,600
Cleanspark, Inc. *	1,322,783	12,526,755
Clear Secure, Inc., Class A	438,676	15,928,326
Clearwater Analytics Holdings, Inc., Class A *	1,147,745	23,723,889
Commerce.com, Inc. *	318,304	1,480,114
Commvault Systems, Inc. *	209,574	39,115,939
Confluent, Inc., Class A *	1,361,162	27,032,677
Consensus Cloud Solutions, Inc. *	85,090	2,260,841
Core Scientific, Inc. *(a)	1,415,460	20,311,851
Couchbase, Inc. *	206,537	5,037,437
CS Disco, Inc. *	100,963	552,268
Daily Journal Corp. *	4,465	2,086,048
Digimarc Corp. *	69,649	603,160
Digital Turbine, Inc. *	441,371	1,853,758
DigitalOcean Holdings, Inc. *	298,064	9,722,848
Dolby Laboratories, Inc., Class A	291,675	20,907,264
Domo, Inc., Class B *	165,404	2,428,131
Dropbox, Inc., Class A *	930,693	27,045,939
DXC Technology Co. *	862,261	12,459,671
EverCommerce, Inc. *(a)	85,941	992,619
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Expensify, Inc., Class A *	245,958	482,078
Fastly, Inc., Class A *	637,471	4,851,154
Five9, Inc. *	361,473	9,730,853
Freshworks, Inc., Class A *	931,008	12,540,678
Gitlab, Inc., Class A *	601,544	28,886,143
Grid Dynamics Holdings, Inc. *	295,140	2,446,711
Hackett Group, Inc.	117,438	2,445,059
Hut 8 Corp. *	434,338	11,609,855
Informatica, Inc., Class A *	390,648	9,738,855
Intapp, Inc. *	256,416	11,792,572
InterDigital, Inc.	122,961	33,409,733
Jamf Holding Corp. *	310,802	2,896,675
Kaltura, Inc. *	366,834	583,266
Klaviyo, Inc., Class A *	530,868	17,221,358
Kyndryl Holdings, Inc. *	1,104,584	35,114,725
LivePerson, Inc. *(a)	356,940	332,668
LiveRamp Holdings, Inc. *	311,427	8,695,042
MARA Holdings, Inc. *	1,667,963	26,654,049
Meridianlink, Inc. *	128,374	2,553,359
N-able, Inc. *	338,782	2,730,583
nCino, Inc. *	438,566	14,082,354
NCR Voyix Corp. *	653,299	8,610,481
NextNav, Inc. *	323,331	5,758,525
Olo, Inc., Class A *	561,780	5,758,245
ON24, Inc. *	182,178	1,042,058
OneSpan, Inc.	168,681	2,551,300
Onestream, Inc. *	357,466	7,431,718
PagerDuty, Inc. *	431,408	7,221,770
Pegasystems, Inc.	422,640	22,911,314
Pivotal Software, Inc. *(c)	272,619	0
Progress Software Corp. *	203,753	9,431,726
PROS Holdings, Inc. *	210,900	3,268,950
Q2 Holdings, Inc. *	295,429	23,259,125
Qualys, Inc. *	172,447	23,420,027
Rackspace Technology, Inc. *	355,985	448,541
Rapid7, Inc. *	303,965	6,295,115
RingCentral, Inc., Class A *	379,692	11,584,403
Riot Platforms, Inc. *	1,477,263	20,327,139
Rubrik, Inc., Class A *	585,152	52,312,589
Samsara, Inc., Class A *	1,336,101	48,286,690
SEMrush Holdings, Inc., Class A *	163,868	1,294,557
SentinelOne, Inc., Class A *	1,502,242	28,332,284
ServiceTitan, Inc., Class A *	43,580	4,673,083
Silvaco Group, Inc. *	40,555	216,564
SoundHound AI, Inc., Class A *	1,755,702	22,859,240
Sprinklr, Inc., Class A *	549,837	4,750,592
Sprout Social, Inc., Class A *	245,778	3,880,835
SPS Commerce, Inc. *	180,315	19,888,744
Telos Corp. *	250,617	1,548,813
Tenable Holdings, Inc. *	578,918	17,900,145
Teradata Corp. *	452,824	9,500,248
Terawulf, Inc. *	1,458,905	13,786,652
Tucows, Inc., Class A *	47,302	864,681
Unisys Corp. *	333,627	1,304,482
Varonis Systems, Inc. *	530,566	31,314,005
Verint Systems, Inc. *	286,859	5,849,055
Vertex, Inc., Class A *	269,481	6,957,999
Weave Communications, Inc. *	196,499	1,528,762
Workiva, Inc. *	246,100	20,239,264
Xperi, Inc. *	214,367	1,286,202
Yext, Inc. *	507,633	4,614,384
Zeta Global Holdings Corp., Class A *	1,003,224	19,703,319
		1,251,772,925

Technology Hardware & Equipment 4.1%
908 Devices, Inc. *	127,877	799,231
ADTRAN Holdings, Inc. *	337,789	3,168,461
SECURITY	NUMBER OF SHARES	VALUE ($)
Advanced Energy Industries, Inc.	178,625	26,736,590
Aeva Technologies, Inc. *	157,612	2,333,446
Arlo Technologies, Inc. *	490,742	8,543,818
Avnet, Inc.	398,128	21,725,845
Badger Meter, Inc.	140,001	25,608,983
Bel Fuse, Inc., Class B	56,924	7,659,693
Belden, Inc.	187,495	24,411,849
Benchmark Electronics, Inc.	171,174	6,947,953
Calix, Inc. *	274,127	16,296,850
Clearfield, Inc. *	54,670	1,783,335
CommScope Holding Co., Inc. *	1,028,401	16,495,552
Corsair Gaming, Inc. *	211,477	1,888,490
Crane NXT Co.	234,161	13,986,437
CTS Corp.	142,160	6,040,378
Daktronics, Inc. *	198,862	3,450,256
Diebold Nixdorf, Inc. *	176,360	10,777,360
Digi International, Inc. *	175,277	6,085,617
ePlus, Inc.	124,857	9,035,901
Evolv Technologies Holdings, Inc. *	540,538	4,454,033
Extreme Networks, Inc. *	633,136	13,536,448
Fabrinet *	169,881	56,279,876
Harmonic, Inc. *	541,330	5,207,595
Insight Enterprises, Inc. *	130,089	16,932,384
IonQ, Inc. *	1,130,588	48,321,331
IPG Photonics Corp. *	124,591	10,194,036
Itron, Inc. *	216,011	26,556,392
Kimball Electronics, Inc. *	114,387	3,302,353
Knowles Corp. *	412,987	8,817,272
Lightwave Logic, Inc. *(a)	614,782	2,065,667
Littelfuse, Inc.	117,168	30,443,761
Lumentum Holdings, Inc. *	329,414	43,749,473
Methode Electronics, Inc.	169,451	1,309,856
MicroVision, Inc. *(a)	1,171,111	1,346,778
Mirion Technologies, Inc. *	886,839	18,180,199
Napco Security Technologies, Inc.	170,321	6,480,714
NETGEAR, Inc. *	135,076	3,670,015
NetScout Systems, Inc. *	338,813	8,433,056
nLight, Inc. *	236,100	6,799,680
Novanta, Inc. *	171,038	19,910,534
OSI Systems, Inc. *	74,063	17,038,193
Ouster, Inc. *	223,690	6,381,876
PAR Technology Corp. *	191,344	9,792,986
PC Connection, Inc.	56,003	3,595,953
Plexus Corp. *	128,387	17,590,303
Ribbon Communications, Inc. *	434,543	1,772,935
Rogers Corp. *	79,946	6,272,563
Sandisk Corp. *	640,437	33,603,729
Sanmina Corp. *	253,409	29,780,626
ScanSource, Inc. *	99,647	4,349,592
SmartRent, Inc. *	778,162	1,151,680
TTM Technologies, Inc. *	483,073	21,530,564
Viasat, Inc. *	404,030	13,062,290
Viavi Solutions, Inc. *	1,055,187	11,902,509
Vishay Intertechnology, Inc.	535,734	8,282,448
Vontier Corp.	700,935	30,077,121
Xerox Holdings Corp.	546,349	2,174,469
		768,127,335

Telecommunication Services 1.0%
Anterix, Inc. *	90,323	2,144,268
Array Digital Infrastructure, Inc.	66,788	3,595,198
AST SpaceMobile, Inc., Class A *	906,182	44,348,547
ATN International, Inc.	47,139	801,363
Bandwidth, Inc., Class A *	130,600	1,959,000
Cogent Communications Holdings, Inc.	202,591	7,745,054
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Frontier Communications Parent, Inc. *	1,057,106	39,197,491
Globalstar, Inc. *	239,701	7,174,251
Gogo, Inc. *	283,883	3,117,035
IDT Corp., Class B	97,356	6,237,599
Iridium Communications, Inc.	513,931	12,791,743
Liberty Latin America Ltd., Class C *	767,587	6,324,917
Lumen Technologies, Inc. *	4,871,231	24,210,018
Shenandoah Telecommunications Co.	218,939	2,900,942
Telephone & Data Systems, Inc.	469,037	18,803,693
Uniti Group, Inc.	704,688	4,439,534
		185,790,653

Transportation 1.8%
Alaska Air Group, Inc. *	576,636	36,201,208
Allegiant Travel Co. *	68,157	4,270,718
ArcBest Corp.	108,674	8,015,794
Arrive AI, Inc. *(a)	22,618	111,280
Avis Budget Group, Inc. *	80,082	12,671,375
Covenant Logistics Group, Inc., Class A	74,433	1,796,068
Forward Air Corp. *	98,526	2,958,736
Frontier Group Holdings, Inc. *	383,901	1,881,115
FTAI Infrastructure, Inc.	542,360	2,603,328
Genco Shipping & Trading Ltd.	203,102	3,420,238
GXO Logistics, Inc. *	542,360	28,555,254
Heartland Express, Inc.	200,560	1,722,810
Hertz Global Holdings, Inc. *	584,925	3,351,620
Hub Group, Inc., Class A	287,305	10,750,953
JetBlue Airways Corp. *	1,439,902	7,703,476
Joby Aviation, Inc. *	2,368,465	33,513,780
Kirby Corp. *	265,767	25,832,552
Landstar System, Inc.	165,924	21,956,723
Lyft, Inc., Class A *	1,760,131	28,549,325
Marten Transport Ltd.	273,076	3,233,220
Matson, Inc.	154,775	16,104,339
Proficient Auto Logistics, Inc. *	74,891	591,639
RXO, Inc. *	676,972	11,054,953
Ryder System, Inc.	195,963	36,746,982
Schneider National, Inc., Class B	221,815	5,483,267
SkyWest, Inc. *	192,212	23,334,537
Sun Country Airlines Holdings, Inc. *	189,833	2,515,287
Universal Logistics Holdings, Inc.	33,177	860,611
Werner Enterprises, Inc.	292,498	8,438,567
Wheels Up Experience, Inc. *(a)	448,436	1,313,917
		345,543,672

Utilities 3.2%
ALLETE, Inc.	275,232	17,656,133
American States Water Co.	182,737	13,619,389
Avista Corp.	381,782	13,950,314
Black Hills Corp.	343,317	20,533,790
California Water Service Group	282,556	13,260,353
Chesapeake Utilities Corp.	110,748	13,686,238
Clearway Energy, Inc., Class C	551,779	16,448,532
H2O America	147,518	7,430,482
Hawaiian Electric Industries, Inc. *	817,227	10,591,262
IDACORP, Inc.	256,172	32,047,117
MDU Resources Group, Inc.	969,619	15,795,094
MGE Energy, Inc.	173,884	14,806,223
Middlesex Water Co.	84,989	4,550,311
SECURITY	NUMBER OF SHARES	VALUE ($)
Montauk Renewables, Inc. *	299,110	643,086
National Fuel Gas Co.	428,906	37,203,306
New Jersey Resources Corp.	476,148	22,517,039
Northwest Natural Holding Co.	191,449	7,950,877
Northwestern Energy Group, Inc.	290,843	16,726,381
Oklo, Inc. *	422,513	31,113,857
ONE Gas, Inc.	284,533	21,766,774
Ormat Technologies, Inc.	273,459	25,128,147
Otter Tail Corp.	198,831	16,699,816
Portland General Electric Co.	519,497	22,224,082
Southwest Gas Holdings, Inc.	286,866	22,914,856
Spire, Inc.	279,675	21,423,105
Talen Energy Corp. *	215,957	81,830,426
TXNM Energy, Inc.	439,306	24,882,292
UGI Corp.	1,018,580	35,283,611
Unitil Corp.	76,683	3,601,034
York Water Co.	67,237	2,089,054
		588,372,981
Total Common Stocks (Cost $15,363,452,075)		18,594,123,852

SHORT-TERM INVESTMENTS 1.7% OF NET ASSETS

Money Market Funds 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)	6,763,454	6,763,454
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (d)(e)	315,526,465	315,526,465
		322,289,919
Total Short-Term Investments (Cost $322,289,919)		322,289,919
Total Investments in Securities (Cost $15,685,741,994)		18,916,413,771

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/19/25	180	21,328,200	20,382

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $301,083,042.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2025 (continued)

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended August 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2024, and/or Value and Balance of Shares Held at August 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/25	BALANCE OF SHARES HELD AT 8/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.	$—	$134,607	($52,903 )	($1,152,050 )	$386,347	$290,004	33,800	$—

Consumer Durables & Apparel 0.0%
Tupperware Brands Corp.	257,710	5,053	(12,934)	(2,469,867)	2,220,038	—	—	—

Consumer Services 0.0%
Cracker Barrel Old Country Store Inc	—	851,633	(915,726)	(1,216,339)	3,382,370	—	—	106,005

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	3,540,938	433,008	(411,772)	(99,897)	456,963	—	—	41,311
Service Properties Trust	—	104,556	(496,748)	(1,815,519)	670,836	2,178,276	806,769	31,744
						2,178,276

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	2,096,513	297,877	(250,642)	(785,880)	775,946	—	—	—
Total	$5,895,161	$1,826,734	($2,140,725 )	($7,539,552 )	$7,892,500	$2,468,280		$179,060

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$15,087,501,605	$—	$—	$15,087,501,605
Health Care Equipment & Services	914,520,078	—	0 *	914,520,078
Pharmaceuticals, Biotechnology & Life Sciences	1,340,327,278	—	1,966	1,340,329,244
Software & Services	1,251,772,925	—	0 *	1,251,772,925
Short-Term Investments[1]	322,289,919	—	—	322,289,919
Futures Contracts[2]	20,382	—	—	20,382
Total	$18,916,432,187	$—	$1,966	$18,916,434,153

*	Level 3 amount shown includes securities determined to have no value at August 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - affiliated issuers (cost $14,369,428) including securities on loan of $205,062		$2,468,280
Investments in securities, at value - unaffiliated issuers (cost $15,671,372,566) including securities on loan of $300,877,980		18,913,945,491
Cash		721,192
Deposit with broker for futures contracts		3,112,627
Receivables:
Dividends		13,244,729
Income from securities on loan		974,876
Investments sold	+	708,381
Total assets		18,935,175,576

Liabilities
Collateral held for securities on loan		315,526,465
Payables:
Deferred dividend income		714,457
Management fees		629,830
Investments bought		450,118
Variation margin on futures contracts	+	96,450
Total liabilities		317,417,320
Net assets		$18,617,758,256

Net Assets by Source
Capital received from investors		$17,737,444,669
Total distributable earnings	+	880,313,587
Net assets		$18,617,758,256

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$18,617,758,256		681,400,000		$27.32

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Statement of Operations

For the period September 1, 2024 through August 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $174,054)		$224,980,409
Dividends received from securities - affiliated issuers		179,060
Other Interest		118,979
Securities on loan, net	+	11,877,133
Total investment income		237,155,581

Expenses
Management fees		7,041,363
Total expenses	–	7,041,363
Net investment income		230,114,218

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(7,771,048)
Net realized losses on sales of securities - unaffiliated issuers		(530,111,247)
Net realized gains on sales of in-kind redemptions - affiliated issuers		231,496
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		1,336,412,417
Net realized losses on futures contracts	+	(6,602,774)
Net realized gains		792,158,844
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		7,892,500
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		450,631,592
Net change in unrealized appreciation (depreciation) on futures contracts	+	(752,157)
Net change in unrealized appreciation (depreciation)		457,771,935
Net realized and unrealized gains		1,249,930,779
Increase in net assets resulting from operations		$1,480,044,997
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Small-Cap ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/24-8/31/25		9/1/23-8/31/24
Net investment income		$230,114,218	$216,248,443
Net realized gains		792,158,844	74,598,634
Net change in unrealized appreciation (depreciation)	+	457,771,935	2,328,295,981
Increase in net assets resulting from operations		$1,480,044,997	$2,619,143,058

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($274,836,015 )	($220,994,445 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		83,650,000	$2,091,252,618	118,700,000	$2,608,084,330
Shares redeemed	+	(103,050,000)	(2,589,173,046)	(72,800,000)	(1,576,736,373)
Net transactions in fund shares		(19,400,000)	($497,920,428 )	45,900,000	$1,031,347,957

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		700,800,000	$17,910,469,702	654,900,000	$14,480,973,132
Total increase (decrease)	+	(19,400,000)	707,288,554	45,900,000	3,429,496,570
End of period		681,400,000	$18,617,758,256	700,800,000	$17,910,469,702

[1]
For the period ended August 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	9/1/22– 8/31/23[1]	9/1/21– 8/31/22[1]	9/1/20– 8/31/21[1]
Per-Share Data
Net asset value at beginning of period	$28.17	$24.85	$24.13	$25.89	$19.10
Income (loss) from investment operations:
Net investment income (loss)[2]	1.03	0.96	0.91	0.84	0.76
Net realized and unrealized gains (losses)	(0.24)	3.30	0.68	(1.79)	6.76
Total from investment operations	0.79	4.26	1.59	(0.95)	7.52
Less distributions:
Distributions from net investment income	(1.03)	(0.94)	(0.87)	(0.81)	(0.73)
Net asset value at end of period	$27.93	$28.17	$24.85	$24.13	$25.89
Total return	2.90%	17.71%	6.75%	(3.74%)	40.15%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%[3]	0.06%[3]	0.06%
Net investment income (loss)	3.77%	3.78%	3.74%	3.31%	3.27%
Portfolio turnover rate[4]	30%	29%	28%	14%	46%
Net assets, end of period (x 1,000,000)	$72,622	$60,686	$49,611	$37,095	$27,955

[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 10 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of August 31, 2025

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.2%
Autoliv, Inc.	2,024,783	251,214,827
Ford Motor Co.	111,193,186	1,308,743,799
		1,559,958,626

Banks 4.6%
1st Source Corp.	481,934	31,046,188
Bank OZK	3,006,784	157,765,957
Banner Corp.	982,422	65,851,747
Cathay General Bancorp	1,995,931	99,616,916
Central Pacific Financial Corp.	761,320	23,844,542
City Holding Co.	413,610	53,140,613
Columbia Banking System, Inc.	5,982,509	160,151,766
Comerica, Inc.	3,742,416	264,139,721
CVB Financial Corp.	3,695,164	74,383,651
East West Bancorp, Inc.	3,923,796	412,547,912
Fifth Third Bancorp	19,003,125	869,773,031
First Commonwealth Financial Corp.	2,987,543	53,028,888
First Financial Corp.	300,686	17,740,474
German American Bancorp, Inc.	1,064,136	44,459,602
International Bancshares Corp.	1,520,280	108,760,831
Lakeland Financial Corp.	727,568	49,802,030
Northwest Bancshares, Inc.	3,639,005	46,033,413
OFG Bancorp	1,277,236	57,156,311
Preferred Bank	346,242	32,685,245
Regions Financial Corp.	25,592,053	700,966,332
S&T Bancorp, Inc.	1,089,143	43,032,040
		3,365,927,210

Capital Goods 7.2%
Fastenal Co.	32,661,337	1,621,961,995
Lockheed Martin Corp.	5,652,666	2,575,524,210
MSC Industrial Direct Co., Inc., Class A	1,269,977	114,590,025
Snap-on, Inc.	1,488,681	484,178,609
Watsco, Inc.	993,156	399,626,111
		5,195,880,950

Commercial & Professional Services 2.0%
Ennis, Inc.	743,195	13,578,172
Insperity, Inc.	1,019,654	56,305,294
Kforce, Inc.	474,138	15,456,899
Paychex, Inc.	9,126,453	1,272,729,503
Robert Half, Inc.	2,854,893	106,544,607
		1,464,614,475

Consumer Discretionary Distribution & Retail 4.9%
Best Buy Co., Inc.	5,484,188	403,855,604
Buckle, Inc.	860,647	48,704,014
Home Depot, Inc.	7,319,479	2,977,344,473
Signet Jewelers Ltd.	1,220,867	107,497,339
		3,537,401,430

Consumer Durables & Apparel 0.3%
Carter's, Inc.	1,037,819	29,640,111
Ethan Allen Interiors, Inc.	644,135	19,008,424
Oxford Industries, Inc.	398,703	17,562,867
SECURITY	NUMBER OF SHARES	VALUE ($)
Whirlpool Corp. (a)	1,583,176	147,472,844
		213,684,246

Consumer Services 1.3%
Darden Restaurants, Inc.	3,331,642	689,449,996
Vail Resorts, Inc.	1,064,044	174,290,407
Wendy's Co.	4,592,351	48,724,844
		912,465,247

Consumer Staples Distribution & Retail 1.7%
Target Corp.	12,935,385	1,241,538,252

Energy 19.8%
APA Corp.	10,274,368	238,570,825
Chevron Corp.	19,842,584	3,186,718,991
ConocoPhillips	31,713,522	3,138,687,273
Coterra Energy, Inc.	21,729,648	531,072,597
EOG Resources, Inc.	15,538,268	1,939,486,612
Halliburton Co.	24,475,614	556,330,706
HF Sinclair Corp.	4,556,098	231,814,266
Murphy Oil Corp.	3,819,719	94,958,214
ONEOK, Inc.	17,782,932	1,358,260,346
Ovintiv, Inc.	7,396,890	311,557,007
Schlumberger NV	38,723,100	1,426,559,004
Valero Energy Corp.	8,916,808	1,355,443,984
		14,369,459,825

Financial Services 2.1%
Artisan Partners Asset Management, Inc., Class A	2,005,093	93,818,301
Cohen & Steers, Inc.	768,246	56,742,650
Federated Hermes, Inc.	2,150,853	114,210,294
Janus Henderson Group PLC	3,586,786	158,966,356
Moelis & Co., Class A	2,111,936	152,291,705
Radian Group, Inc.	3,826,096	133,454,229
T. Rowe Price Group, Inc.	6,272,271	675,021,805
Virtus Investment Partners, Inc.	184,647	37,193,445
Western Union Co.	9,422,760	81,695,329
		1,503,394,114

Food, Beverage & Tobacco 15.5%
Altria Group, Inc.	45,958,169	3,088,848,538
Archer-Daniels-Midland Co.	13,678,154	856,799,567
Coca-Cola Co.	38,192,222	2,634,881,396
Flowers Foods, Inc.	5,592,180	84,106,387
General Mills, Inc.	15,589,904	769,049,964
Hershey Co.	4,213,174	774,170,723
PepsiCo, Inc.	20,690,592	3,075,656,501
		11,283,513,076

Household & Personal Products 1.8%
Interparfums, Inc.	512,993	58,963,415
Kimberly-Clark Corp.	9,446,620	1,219,936,507
		1,278,899,922

Insurance 2.5%
American Financial Group, Inc.	2,044,827	277,810,196
AMERISAFE, Inc.	537,994	24,844,563
Cincinnati Financial Corp.	4,449,882	683,501,875
CNA Financial Corp.	616,306	30,537,962
Fidelity National Financial, Inc.	7,427,900	444,708,373
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Unum Group	4,566,855	319,040,491
		1,780,443,460

Materials 2.9%
Amcor PLC	65,235,440	562,981,847
CF Industries Holdings, Inc.	4,612,324	399,565,628
FMC Corp.	3,556,549	139,061,066
Huntsman Corp.	4,648,064	51,872,394
LyondellBasell Industries NV, Class A	7,320,060	412,485,381
Packaging Corp. of America	2,543,554	554,393,030
		2,120,359,346

Media & Entertainment 0.6%
Interpublic Group of Cos., Inc.	10,526,160	282,522,134
Nexstar Media Group, Inc.	806,813	165,017,463
		447,539,597

Pharmaceuticals, Biotechnology & Life Sciences 15.7%
AbbVie, Inc.	14,549,897	3,061,298,329
Amgen, Inc.	9,497,149	2,732,424,739
Bristol-Myers Squibb Co.	56,846,278	2,682,007,396
Merck & Co., Inc.	34,825,323	2,929,506,170
		11,405,236,634

Semiconductors & Semiconductor Equipment 4.4%
Skyworks Solutions, Inc.	4,274,093	320,300,529
Texas Instruments, Inc.	14,292,037	2,893,851,652
		3,214,152,181

Technology Hardware & Equipment 4.0%
Cisco Systems, Inc.	42,332,321	2,924,740,058

Telecommunication Services 3.8%
Verizon Communications, Inc.	63,038,369	2,788,187,061

Transportation 2.5%
United Parcel Service, Inc., Class B	20,888,830	1,826,519,295

Utilities 0.0%
Clearway Energy, Inc., Class A	982,570	27,698,648
Total Common Stocks (Cost $67,051,965,096)		72,461,613,653

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (b)	52,050,296	52,050,296
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (b)(c)	136,726,430	136,726,430
		188,776,726
Total Short-Term Investments (Cost $188,776,726)		188,776,726
Total Investments in Securities (Cost $67,240,741,822)		72,650,390,379

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 09/19/25	595	135,662,975	1,216,252
S&P 400 Mid-Cap Index, e-mini, expires 09/19/25	75	24,438,750	379,305
			1,595,557

(a)	All or a portion of this security is on loan. Securities on loan were valued at $132,077,385.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended August 31, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2024, and/or Value and Balance of Shares Held at August 31, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/25	BALANCE OF SHARES HELD AT 8/31/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Services 0.0%
Cracker Barrel Old Country Store Inc	$—	$7,760,515	($28,112,438 )	($28,570,114 )	$28,285,421	$—	—	$278,082
See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of August 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$72,461,613,653	$—	$—	$72,461,613,653
Short-Term Investments[1]	188,776,726	—	—	188,776,726
Futures Contracts[2]	1,595,557	—	—	1,595,557
Total	$72,651,985,936	$—	$—	$72,651,985,936

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $67,240,741,822) including securities on loan of $132,077,385		$72,650,390,379
Deposit with broker for futures contracts		14,699,674
Receivables:
Dividends		198,177,908
Fund shares sold		48,872,313
Income from securities on loan	+	291,921
Total assets		72,912,432,195

Liabilities
Collateral held for securities on loan		136,726,430
Payables:
Investments bought		141,394,398
Fund shares redeemed		8,378,111
Management fees		3,723,139
Variation margin on futures contracts	+	705,901
Total liabilities		290,927,979
Net assets		$72,621,504,216

Net Assets by Source
Capital received from investors		$72,348,271,464
Total distributable earnings	+	273,232,752
Net assets		$72,621,504,216

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$72,621,504,216		2,600,400,000		$27.93

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Statement of Operations

For the period September 1, 2024 through August 31, 2025
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $134,020)		$2,573,157,717
Other Interest		473,387
Dividends received from securities - affiliated issuers		278,082
Securities on loan, net	+	296,161
Total investment income		2,574,205,347

Expenses
Management fees		40,190,133
Total expenses	–	40,190,133
Net investment income		2,534,015,214

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(28,626,152)
Net realized losses on sales of securities - unaffiliated issuers		(1,931,744,396)
Net realized gains on sales of in-kind redemptions - affiliated issuers		56,038
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		2,720,255,600
Net realized gains on futures contracts	+	10,140,458
Net realized gains		770,081,548
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		28,285,421
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(1,360,476,087)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(848,466)
Net change in unrealized appreciation (depreciation)		(1,333,039,132)
Net realized and unrealized losses		(562,957,584)
Increase in net assets resulting from operations		$1,971,057,630
See financial notes

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Dividend Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/24-8/31/25		9/1/23-8/31/24
Net investment income		$2,534,015,214	$1,997,192,605
Net realized gains		770,081,548	2,741,999,249
Net change in unrealized appreciation (depreciation)	+	(1,333,039,132)	4,156,990,306
Increase in net assets resulting from operations		$1,971,057,630	$8,896,182,160

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,469,946,295 )	($1,944,153,725 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		867,400,000	$24,038,610,062	637,050,000	$16,586,860,072
Shares redeemed	+	(421,300,000)	(11,604,589,808)	(479,550,000)	(12,463,020,290)
Net transactions in fund shares		446,100,000	$12,434,020,254	157,500,000	$4,123,839,782

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,154,300,000	$60,686,372,627	1,996,800,000	$49,610,504,410
Total increase	+	446,100,000	11,935,131,589	157,500,000	11,075,868,217
End of period		2,600,400,000	$72,621,504,216	2,154,300,000	$60,686,372,627

[1]
For the period ended August 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 10 for additional information).

See financial notes
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab U.S. Broad Market ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab 1000 Index ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company ETF
Schwab U.S. REIT ETF	Schwab Fundamental International Equity ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab International Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab International Small-Cap Equity ETF	Schwab Ariel Opportunities ETF
Schwab Emerging Markets Equity ETF	Schwab Crypto Thematic ETF
Schwab Ultra-Short Income ETF	Schwab Mortgage-Backed Securities ETF
Schwab U.S. TIPS ETF	Schwab High Yield Bond ETF
Schwab Municipal Bond ETF	Schwab Core Bond ETF
Schwab Short-Term U.S. Treasury ETF	Schwab Government Money Market ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab U.S. Broad Market ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Broad Stock Market Index.
The Schwab 1000 Index ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Schwab 1000 Index®.
The Schwab U.S. Large-Cap ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Total Stock Market Index.
The Schwab U.S. Large-Cap Growth ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Growth Total Stock Market Index.
The Schwab U.S. Large-Cap Value ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Value Total Stock Market Index.
The Schwab U.S. Mid-Cap ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Mid-Cap Total Stock Market Index.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

1. Business Structure of the Funds (continued):
The Schwab U.S. Small-Cap ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Small-Cap Total Stock Market Index.
The Schwab U.S. Dividend Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Dividend 100™ Index.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
The funds may invest in mutual funds and exchange-traded funds (ETFs) which are referred to as “underlying funds.” For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2025, the funds had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of August 31, 2025, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. In the Schwab U.S. Broad Market ETF and Schwab U.S. Small Cap ETF, a non-recurring dividend with a payable date of August 29, 2025, and an ex-date of September 2, 2025, is presented in the Statement of Assets and Liabilities as Deferred dividend income payable.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended.  Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB U.S. BROAD MARKET ETF	SCHWAB 1000 INDEX ETF	SCHWAB U.S. LARGE-CAP ETF	SCHWAB U.S. LARGE-CAP GROWTH ETF	SCHWAB U.S. LARGE-CAP VALUE ETF	SCHWAB U.S. MID-CAP ETF	SCHWAB U.S. SMALL-CAP ETF	SCHWAB U.S. DIVIDEND EQUITY ETF
0.03%	0.03%*	0.03%	0.04%	0.04%	0.04%	0.04%	0.06%
* Prior to June 10, 2025, the annual fee of the Schwab 1000 Index ETF was 0.05%. For the period ended August 31, 2025, the aggregate advisory fee paid to the investment adviser was 0.04%.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of August 31, 2025, as applicable:
UNDERLYING FUNDS
	SCHWAB U.S. LARGE-CAP ETF	SCHWAB U.S. SMALL-CAP ETF	SCHWAB U.S. DIVIDEND EQUITY ETF
Schwab Monthly Income Fund - Flexible Payout	— %	— %	0.0%*
Schwab Monthly Income Fund - Income Payout	— %	— %	0.0%*
Schwab Monthly Income Fund - Target Payout	— %	— %	0.0%*
Schwab Target 2010 Index Fund	0.0%*	0.0%*	— %
Schwab Target 2015 Index Fund	0.0%*	0.0%*	— %
Schwab Target 2020 Index Fund	0.1%	0.0%*	— %
Schwab Target 2025 Index Fund	0.3%	0.1%	— %
Schwab Target 2030 Index Fund	0.9%	0.2%	— %
Schwab Target 2035 Index Fund	0.9%	0.2%	— %
Schwab Target 2040 Index Fund	1.1%	0.3%	— %
Schwab Target 2045 Index Fund	0.7%	0.3%	— %
Schwab Target 2050 Index Fund	1.1%	0.4%	— %
Schwab Target 2055 Index Fund	0.7%	0.3%	— %
Schwab Target 2060 Index Fund	0.9%	0.3%	— %
Schwab Target 2065 Index Fund	0.3%	0.1%	— %
Schwab VIT Balanced Portfolio	0.0%*	0.0%*	— %
Schwab VIT Balanced with Growth Portfolio	0.1%	0.0%*	— %
Schwab VIT Growth Portfolio	0.1%	0.1%	— %

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended August 31, 2025, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab U.S. Broad Market ETF	$147,551,783	$170,934,342	($77,847,498 )
Schwab 1000 Index ETF	35,951,434	25,935,172	(10,274,792)
Schwab U.S. Large-Cap ETF	332,883,573	320,047,389	(140,609,071)
Schwab U.S. Large-Cap Growth ETF	629,727,713	1,168,841,393	(169,477,812)
Schwab U.S. Large-Cap Value ETF	523,176,299	250,140,646	(32,664,095)
Schwab U.S. Mid-Cap ETF	221,415,891	401,237,785	(161,907,518)
Schwab U.S. Small-Cap ETF	269,556,349	582,220,593	(125,997,209)
Schwab U.S. Dividend Equity ETF	185,584,149	498,188,765	(97,500,371)
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds  from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

6. Derivatives (continued):
As of August 31, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab U.S. Broad Market ETF
Futures Contracts[1]	$382,450	$382,450
Schwab 1000 Index ETF
Futures Contracts[1]	81,941	81,941
Schwab U.S. Large-Cap ETF
Futures Contracts[1]	162,434	162,434
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	17,563	17,563
Schwab U.S. Large-Cap Value ETF
Futures Contracts[1]	439,176	439,176
Schwab U.S. Mid-Cap ETF
Futures Contracts[1]	162,335	162,335
Schwab U.S. Small-Cap ETF
Futures Contracts[1]	20,382	20,382
Schwab U.S. Dividend Equity ETF
Futures Contracts[1]	1,595,557	1,595,557

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	($116,606 )	($116,606 )

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

6. Derivatives (continued):
The effects of the derivative contracts in the Statement of Operations for the period ended August 31, 2025, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab U.S. Broad Market ETF
Futures Contracts[1]	$5,319,452	$5,319,452
Schwab 1000 Index ETF
Futures Contracts[1]	443,969	443,969
Schwab U.S. Large-Cap ETF
Futures Contracts[1]	7,368,708	7,368,708
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	5,302,145	5,302,145
Schwab U.S. Large-Cap Value ETF
Futures Contracts[1]	1,577,082	1,577,082
Schwab U.S. Mid-Cap ETF
Futures Contracts[1]	(2,019,283)	(2,019,283)
Schwab U.S. Small-Cap ETF
Futures Contracts[1]	(6,602,774)	(6,602,774)
Schwab U.S. Dividend Equity ETF
Futures Contracts[1]	10,140,458	10,140,458

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab U.S. Broad Market ETF
Futures Contracts[1]	($560,750 )	($560,750 )
Schwab 1000 Index ETF
Futures Contracts[1]	(39,581)	(39,581)
Schwab U.S. Large-Cap ETF
Futures Contracts[1]	(1,401,120)	(1,401,120)
Schwab U.S. Large-Cap Growth ETF
Futures Contracts[1]	(643,747)	(643,747)
Schwab U.S. Large-Cap Value ETF
Futures Contracts[1]	(349,903)	(349,903)
Schwab U.S. Mid-Cap ETF
Futures Contracts[1]	(120,329)	(120,329)
Schwab U.S. Small-Cap ETF
Futures Contracts[1]	(752,157)	(752,157)
Schwab U.S. Dividend Equity ETF
Futures Contracts[1]	(848,466)	(848,466)

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

6. Derivatives (continued):
During the period ended August 31, 2025, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab U.S. Broad Market ETF	$42,990,414	155
Schwab 1000 Index ETF	4,972,926	17
Schwab U.S. Large-Cap ETF	62,073,134	208
Schwab U.S. Large-Cap Growth ETF	27,960,658	103
Schwab U.S. Large-Cap Value ETF	21,571,567	168
Schwab U.S. Mid-Cap ETF	12,655,045	41
Schwab U.S. Small-Cap ETF	29,080,848	266
Schwab U.S. Dividend Equity ETF	150,086,672	653

7. Purchases and Sales of Investment Securities:
For the period ended August 31, 2025, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab U.S. Broad Market ETF	$1,219,757,449	$1,011,835,408
Schwab 1000 Index ETF	161,432,025	140,897,240
Schwab U.S. Large-Cap ETF	1,962,368,994	1,600,829,164
Schwab U.S. Large-Cap Growth ETF	10,579,558,280	10,269,561,325
Schwab U.S. Large-Cap Value ETF	924,257,706	886,709,424
Schwab U.S. Mid-Cap ETF	2,238,352,080	1,981,063,995
Schwab U.S. Small-Cap ETF	2,695,168,895	1,988,420,208
Schwab U.S. Dividend Equity ETF	20,225,744,903	20,145,513,499

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

8. In-Kind Transactions: (continued):
The in-kind transactions for the period ended August 31, 2025, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab U.S. Broad Market ETF	$1,456,402,168	$583,870,204
Schwab 1000 Index ETF	326,457,817	155,024,407
Schwab U.S. Large-Cap ETF	7,936,346,957	1,726,153,960
Schwab U.S. Large-Cap Growth ETF	9,632,197,079	1,072,861,154
Schwab U.S. Large-Cap Value ETF	1,204,083,450	729,216,443
Schwab U.S. Mid-Cap ETF	1,540,890,156	1,964,301,964
Schwab U.S. Small-Cap ETF	2,009,104,910	2,541,016,228
Schwab U.S. Dividend Equity ETF	22,996,363,449	10,581,854,041
For the period ended August 31, 2025, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended August 31, 2025, if any, are disclosed in the funds’ Statements of Operations.

9. Federal Income Taxes:
As of August 31, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab U.S. Broad Market ETF	$17,635,193,144	$19,254,129,566	($759,036,269 )	$18,495,093,297
Schwab 1000 Index ETF	2,722,532,585	1,915,299,308	(137,736,441)	1,777,562,867
Schwab U.S. Large-Cap ETF	33,481,609,823	26,997,156,868	(1,480,610,422)	25,516,546,446
Schwab U.S. Large-Cap Growth ETF	26,811,291,298	21,804,156,667	(545,255,021)	21,258,901,646
Schwab U.S. Large-Cap Value ETF	9,364,238,223	4,405,989,139	(572,273,565)	3,833,715,574
Schwab U.S. Mid-Cap ETF	9,377,605,390	3,593,091,124	(809,891,128)	2,783,199,996
Schwab U.S. Small-Cap ETF	16,138,712,237	5,192,943,762	(2,415,221,846)	2,777,721,916
Schwab U.S. Dividend Equity ETF	67,674,257,224	8,735,234,670	(3,757,505,958)	4,977,728,712
The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation or depreciation on futures contracts and the realization for tax purposes of unrealized appreciation on investments in PFICs.  The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

9. Federal Income Taxes (continued):
As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab U.S. Broad Market ETF	$76,768,958	$18,495,093,297	($640,176,362 )	$17,931,685,893
Schwab 1000 Index ETF	9,457,329	1,777,562,867	(87,681,903)	1,699,338,293
Schwab U.S. Large-Cap ETF	118,704,612	25,516,546,446	(1,046,189,825)	24,589,061,233
Schwab U.S. Large-Cap Growth ETF	29,188,696	21,258,901,646	(1,070,118,997)	20,217,971,345
Schwab U.S. Large-Cap Value ETF	49,727,588	3,833,715,574	(592,882,490)	3,290,560,672
Schwab U.S. Mid-Cap ETF	39,911,368	2,783,199,996	(1,516,958,956)	1,306,152,408
Schwab U.S. Small-Cap ETF	43,854,808	2,777,721,916	(1,941,263,137)	880,313,587
Schwab U.S. Dividend Equity ETF	438,487,902	4,977,728,712	(5,142,983,862)	273,232,752
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab U.S. Broad Market ETF	$640,176,362
Schwab 1000 Index ETF	87,681,903
Schwab U.S. Large-Cap ETF	1,046,189,825
Schwab U.S. Large-Cap Growth ETF	1,070,118,997
Schwab U.S. Large-Cap Value ETF	592,882,490
Schwab U.S. Mid-Cap ETF	1,516,958,956
Schwab U.S. Small-Cap ETF	1,941,263,137
Schwab U.S. Dividend Equity ETF	5,142,983,862
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME
Schwab U.S. Broad Market ETF	$409,095,490	$365,831,010
Schwab 1000 Index ETF	48,800,210	45,190,885
Schwab U.S. Large-Cap ETF	632,200,320	532,106,595
Schwab U.S. Large-Cap Growth ETF	156,290,435	116,945,705
Schwab U.S. Large-Cap Value ETF	266,419,235	252,582,670
Schwab U.S. Mid-Cap ETF	166,318,430	158,269,360
Schwab U.S. Small-Cap ETF	274,836,015	220,994,445
Schwab U.S. Dividend Equity ETF	2,469,946,295	1,944,153,725
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Financial Notes (continued)

9. Federal Income Taxes (continued):
As of August 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended August 31, 2025, the funds did not incur any interest or penalties.

10. Share Splits:
On September 25, 2024, the Board authorized the following share splits for the below funds:
Fund	Share Split Ratio
Schwab U.S. Broad Market ETF	3-for-1
Schwab 1000 Index ETF	2-for-1
Schwab U.S. Large-Cap ETF	3-for-1
Schwab U.S. Large-Cap Growth ETF	4-for-1
Schwab U.S. Large-Cap Value ETF	3-for-1
Schwab U.S. Mid-Cap ETF	3-for-1
Schwab U.S. Small-Cap ETF	2-for-1
Schwab U.S. Dividend Equity ETF	3-for-1

These share splits applied to shareholders of record as of the close of U.S. markets on October 9, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. These share splits increased the number of shares outstanding and decreased the NAV per share. The share splits did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the funds have been retroactively adjusted to reflect the share split in the current and prior periods presented.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab U.S. Broad Market ETF, Schwab 1000 Index ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF (the “Funds”), eight of the funds constituting Schwab Strategic Trust, as of August 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 22, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab U.S. Dividend Equity ETF and Schwab 1000 Index ETF (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval. The renewal of the Agreement was subject to an amendment that reduced the advisory fees paid by the Schwab 1000 Index ETF to CSIM as compensation for CSIM’s services rendered to such Fund, and otherwise continued the same terms for the rest of the Funds.
The Board’s approval of the continuance of the Agreement, as amended, with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement, as amended, with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2024, with all of the Funds performing in their expected performance ranges. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Schwab U.S. Small-Cap ETF had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board noted that the Fund performed in line with its benchmark. The Board noted that the Fund’s performance peer group included actively managed peers which generally had stronger performance than index products over the reporting period. The Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to the Fund including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with the Fund’s investment objective and policies. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund, supported renewal of the Agreement, as amended, with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking U.S. equity indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the actual and anticipated, as applicable, expenses of each Fund are reasonable and supported renewal of the Agreement, as amended, with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and actual and anticipated, as applicable, profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the actual and anticipated, as applicable, profitability of the investment adviser is reasonable and supported renewal of the Agreement, as amended, with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the

Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

Schwab U.S. Equity ETFs
enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement, as amended, with respect to the Funds and concluded that the compensation under the Agreement, as amended, with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab U.S. Equity ETFs | Annual Holdings and Financial Statements

MFR57932-15
00317405

Annual Holdings and Financial Statements | August 31, 2025
Schwab Fixed-Income ETFs

Schwab Mortgage-Backed Securities ETF	SMBS
Schwab High Yield Bond ETF	SCYB

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
1

Schwab Mortgage-Backed Securities ETF
Financial Statements
FINANCIAL HIGHLIGHTS

11/19/24[1]– 8/31/25
Per-Share Data
Net asset value at beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	1.02
Net realized and unrealized gains (losses)	0.31
Total from investment operations	1.33
Less distributions:
Distributions from net investment income	(0.82)
Other capital[2]	0.01
Net asset value at end of period	$25.52
Total return	5.47%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]
Net investment income (loss)	5.19%[4]
Portfolio turnover rate[5]	20%[3]
Net assets, end of period (x 1,000,000)	$5,445

[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Mortgage-Backed Securities ETF
Portfolio Holdings  as of August 31, 2025

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SECURITIZED 99.6% OF NET ASSETS

Mortgage-Backed Securities Pass-Through 99.6%
Federal Home Loan Mortgage Corp.
1.00%, 08/01/36 (a)	32,461	28,373
1.50%, 07/01/35 to 11/01/51 (a)	88,692,892	72,467,816
2.00%, 01/01/28 to 05/01/52 (a)	438,709,854	360,118,964
2.50%, 04/01/27 to 05/01/52 (a)	222,015,897	190,670,137
3.00%, 12/01/26 to 12/01/52 (a)	164,263,600	147,189,700
3.50%, 09/01/33 to 09/01/52 (a)	110,204,679	101,749,918
4.00%, 11/01/33 to 01/01/54 (a)	77,414,718	73,901,768
4.50%, 10/01/37 to 02/01/55 (a)	104,203,797	101,393,598
5.00%, 05/01/33 to 03/01/55 (a)	156,114,295	155,206,643
5.50%, 06/01/33 to 07/01/55 (a)	248,178,993	250,893,152
6.00%, 12/01/36 to 08/01/55 (a)	229,026,797	235,251,440
6.50%, 11/01/52 to 05/01/55 (a)	106,769,755	111,273,844
7.00%, 10/01/53 to 09/01/55 (a)	14,476,559	15,250,124
7.50%, 08/01/54 (a)	298,552	318,206
Federal National Mortgage Association
1.00%, 12/01/36 (a)	4,002,808	3,502,739
1.50%, 07/01/35 to 04/01/52 (a)	115,848,592	93,719,853
2.00%, 11/01/27 to 04/01/52 (a)	480,409,187	398,400,530
2.50%, 03/01/27 to 01/01/54 (a)	422,291,872	359,806,345
3.00%, 03/01/27 to 07/01/52 (a)	271,420,401	242,694,133
3.50%, 07/01/28 to 09/01/52 (a)	182,488,596	168,954,291
4.00%, 05/01/33 to 06/01/55 (a)	176,209,059	167,441,989
4.50%, 07/01/29 to 12/01/54 (a)	109,795,859	107,230,343
5.00%, 06/01/33 to 07/01/55 (a)	163,592,847	162,768,704
5.50%, 05/01/33 to 06/01/55 (a)	202,164,289	204,691,428
6.00%, 09/01/36 to 07/01/55 (a)	204,744,496	210,427,188
6.50%, 01/01/53 to 06/01/55 (a)	90,820,059	94,537,507
7.00%, 02/01/53 to 09/01/55 (a)	26,162,536	27,562,915
7.50%, 11/01/53 to 08/01/54 (a)	2,159,269	2,302,210
Government National Mortgage Association
1.50%, 02/20/51 to 12/20/51 (a)	4,099,234	3,220,440
2.00%, 08/20/50 to 05/20/52 (a)	165,994,312	135,973,793
2.50%, 07/20/27 to 04/20/53 (a)	164,662,529	140,480,296
3.00%, 04/20/27 to 12/20/54 (a)	165,234,230	147,406,539
3.50%, 12/20/40 to 04/20/55 (a)	132,699,428	122,621,617
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 04/15/39 to 06/20/55 (a)	102,795,912	97,250,284
4.50%, 09/15/34 to 05/20/55 (a)	128,926,740	125,251,463
5.00%, 12/15/36 to 07/20/55 (a)	174,175,645	172,915,523
5.50%, 10/20/52 to 08/20/55 (a)	207,170,499	209,212,317
6.00%, 11/20/52 to 08/20/55 (a)	132,355,425	135,430,733
6.50%, 12/20/52 to 08/20/55 (a)	48,572,937	50,018,915
7.00%, 11/20/52 to 09/20/54 (a)	11,805,563	12,221,568
7.50%, 01/20/54 to 02/20/54 (a)	529,941	547,841
Uniform Mortgage-Backed Security, TBA
3.50%, 09/15/54 (a)(b)	2,000,000	1,807,375
4.50%, 09/15/55 (a)(b)	3,000,000	2,886,036
5.00%, 09/15/55 (a)(b)	7,000,000	6,904,453
Total Securitized (Cost $5,326,844,273)		5,423,903,051

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.4% OF NET ASSETS

Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (c)	74,459,867	74,459,867
Total Short-Term Investments (Cost $74,459,867)		74,459,867
Total Investments in Securities (Cost $5,401,304,140)		5,498,362,918

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(c)	The rate shown is the annualized 7-day yield.

TBA —	To-be-announced

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Securitized[1]	$—	$5,423,903,051	$—	$5,423,903,051
Short-Term Investments[1]	74,459,867	—	—	74,459,867
Total	$74,459,867	$5,423,903,051	$—	$5,498,362,918

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
3

Schwab Mortgage-Backed Securities ETF
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $5,401,304,140)		$5,498,362,918
Receivables:
Interest		18,278,209
Dividends	+	96,425
Total assets		5,516,737,552

Liabilities
Payables:
Investments bought		60,035,068
Investments bought - delayed-delivery		11,616,427
Management fees	+	136,865
Total liabilities		71,788,360
Net assets		$5,444,949,192

Net Assets by Source
Capital received from investors		$5,327,779,238
Total distributable earnings	+	117,169,954
Net assets		$5,444,949,192

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,444,949,192		213,400,000		$25.52

See financial notes
4
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Mortgage-Backed Securities ETF
Statement of Operations

For the period November 19, 2024* through August 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$96,629,607
Dividends received from securities - unaffiliated issuers	+	482,007
Total investment income		97,111,614

Expenses
Management fees		558,643
Total expenses	–	558,643
Net investment income		96,552,971

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(713,215)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	97,058,778
Net realized and unrealized gains		96,345,563
Increase in net assets resulting from operations		$192,898,534

*	Commencement of operations.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
5

Schwab Mortgage-Backed Securities ETF
Statement of Changes in Net Assets

For the current period only
OPERATIONS
	11/19/24*-8/31/25
Net investment income		$96,552,971
Net realized losses		(713,215)
Net change in unrealized appreciation (depreciation)	+	97,058,778
Increase in net assets resulting from operations		$192,898,534

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($75,728,580 )

TRANSACTIONS IN FUND SHARES
	11/19/24*-8/31/25
		SHARES	VALUE
Shares sold		213,500,000	$5,329,779,613
Other capital		—	536,113
Shares redeemed	+	(100,000)	(2,536,488)
Net transactions in fund shares		213,400,000	$5,327,779,238

SHARES OUTSTANDING AND NET ASSETS
	11/19/24*-8/31/25
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	213,400,000	5,444,949,192
End of period		213,400,000	$5,444,949,192

*	Commencement of operations.
See financial notes
6
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	9/1/24– 8/31/25[1]	9/1/23– 8/31/24[1]	7/11/23[2]– 8/31/23[1]
Per-Share Data
Net asset value at beginning of period	$26.45	$25.51	$25.00
Income (loss) from investment operations:
Net investment income (loss)[3]	1.93	2.01	0.28
Net realized and unrealized gains (losses)	0.11	0.89	0.23
Total from investment operations	2.04	2.90	0.51
Less distributions:
Distributions from net investment income	(1.87)	(1.96)	—
Net asset value at end of period	$26.62	$26.45	$25.51
Total return	8.02%	11.95%	2.04%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%[5]	0.10%[6]
Net investment income (loss)	7.37%	7.87%	7.88%[6]
Portfolio turnover rate[7]	24%	24%	1%[4]
Net assets, end of period (x 1,000,000)	$1,429	$439	$46

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024 (see financial note 9 for additional information).
[2]	Commencement of operations.
[3]	Calculated based on the average shares outstanding during the period.
[4]	Not annualized.
[5]	Effective September 25, 2023, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended August 31, 2024, is a blended ratio.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
7

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025

Most securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. The fund may invest in securities not included in its index, including variable rate securities. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.0% OF NET ASSETS

Financial Institutions 11.9%
Banking 0.3%
Ally Financial, Inc.
6.70%, 02/14/33 (a)	381,000	395,896
6.65%, 01/17/40 (a)(b)	640,000	635,570
Dresdner Funding Trust I
8.15%, 06/30/31 (a)(c)	1,121,000	1,241,568
Popular, Inc.
7.25%, 03/13/28 (a)	442,000	466,851
Standard Chartered PLC
7.01%, (a)(b)(c)(d)	600,000	622,914
Synchrony Financial
7.25%, 02/02/33 (a)	620,000	653,680
		4,016,479
Brokerage/Asset Managers/Exchanges 1.2%
AG Issuer LLC
6.25%, 03/01/28 (a)(c)	566,000	567,530
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)(c)	405,000	415,993
Aretec Group, Inc.
7.50%, 04/01/29 (a)(c)	528,000	530,317
10.00%, 08/15/30 (a)(c)	945,000	1,032,668
Armor Holdco, Inc.
8.50%, 11/15/29 (a)(c)	298,000	291,748
Coinbase Global, Inc.
3.38%, 10/01/28 (a)(c)	809,000	768,153
3.63%, 10/01/31 (a)(c)	1,020,000	913,659
Compass Group Diversified Holdings LLC
5.25%, 04/15/29 (a)(c)	875,000	807,990
5.00%, 01/15/32 (a)(c)	300,000	265,754
Focus Financial Partners LLC
6.75%, 09/15/31 (a)(c)	733,000	758,072
Hightower Holding LLC
6.75%, 04/15/29 (a)(c)	500,000	498,772
9.13%, 01/31/30 (a)(c)	542,000	584,730
Hunt Cos., Inc.
5.25%, 04/15/29 (a)(c)	694,000	680,030
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)(c)	606,000	585,701
7.13%, 04/30/31 (a)(c)	1,390,000	1,453,145
6.13%, 11/01/32 (a)(c)	1,691,000	1,700,033
6.75%, 05/01/33 (a)(c)	1,300,000	1,344,182
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28 (a)(c)	729,000	707,950
6.63%, 10/15/31 (a)(c)	405,000	406,486
Osaic Holdings, Inc.
6.75%, 08/01/32 (a)(c)	550,000	560,842
8.00%, 08/01/33 (a)(c)	880,000	892,337
Stonex Escrow Issuer LLC
6.88%, 07/15/32 (a)(c)	430,000	442,289
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
StoneX Group, Inc.
7.88%, 03/01/31 (a)(c)	511,000	540,529
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 06/15/31 (a)(c)	400,000	421,249
		17,170,159
Finance Companies 4.3%
Atlanticus Holdings Corp.
9.75%, 09/01/30 (a)(c)	400,000	398,202
Azorra Finance Ltd.
7.75%, 04/15/30 (a)(c)	533,000	559,957
7.25%, 01/15/31 (a)(c)	610,000	631,553
Bread Financial Holdings, Inc.
9.75%, 03/15/29 (a)(c)	750,000	801,996
8.38%, 06/15/35 (a)(b)(c)	364,000	376,107
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (a)(c)	352,000	306,340
12.25%, 11/01/29 (a)(c)	220,000	228,166
Enova International, Inc.
11.25%, 12/15/28 (a)(c)	1,017,000	1,085,071
9.13%, 08/01/29 (a)(c)	500,000	527,625
FirstCash, Inc.
4.63%, 09/01/28 (a)(c)	525,000	515,870
5.63%, 01/01/30 (a)(c)	464,000	463,558
6.88%, 03/01/32 (a)(c)	558,000	579,726
Freedom Mortgage Corp.
6.63%, 01/15/27 (a)(c)	581,000	582,885
12.00%, 10/01/28 (a)(c)	683,000	730,854
12.25%, 10/01/30 (a)(c)	538,000	597,052
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (a)(c)	1,070,000	1,119,071
9.13%, 05/15/31 (a)(c)	487,000	512,887
8.38%, 04/01/32 (a)(c)	656,000	677,036
7.88%, 04/01/33 (a)	750,000	763,085
FTAI Aviation Investors LLC
5.50%, 05/01/28 (a)(c)	886,000	886,240
7.88%, 12/01/30 (a)(c)	648,000	689,262
7.00%, 05/01/31 (a)(c)	646,000	676,092
7.00%, 06/15/32 (a)(c)	986,000	1,029,670
5.88%, 04/15/33 (a)(c)	396,000	397,093
GGAM Finance Ltd.
8.00%, 02/15/27 (a)(c)	772,000	792,449
8.00%, 06/15/28 (a)(c)	410,000	435,307
6.88%, 04/15/29 (a)(c)	680,000	705,503
5.88%, 03/15/30 (a)(c)	190,000	192,368
Global Aircraft Leasing Co. Ltd.
8.75%, 09/01/27 (a)(c)	843,000	868,439
goeasy Ltd.
9.25%, 12/01/28 (a)(c)	664,000	699,252
6.88%, 05/15/30 (a)(c)	509,000	517,193
7.38%, 10/01/30 (a)(c)	414,000	426,934
6.88%, 02/15/31 (a)(c)	500,000	500,326
LD Holdings Group LLC
8.75%, 11/01/27 (a)(c)	270,000	258,072
6.13%, 04/01/28 (a)(c)	404,000	356,091
See financial notes
8
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Midcap Financial Issuer Trust
6.50%, 05/01/28 (a)(c)	1,276,000	1,273,178
5.63%, 01/15/30 (a)(c)	494,000	470,367
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/27 (a)(c)	621,000	620,248
5.50%, 08/15/28 (a)(c)	1,413,000	1,411,040
6.50%, 08/01/29 (a)(c)	455,000	467,234
5.13%, 12/15/30 (a)(c)	1,028,000	1,043,295
5.75%, 11/15/31 (a)(c)	423,000	428,334
7.13%, 02/01/32 (a)(c)	738,000	769,830
Navient Corp.
5.00%, 03/15/27 (a)	690,000	685,428
4.88%, 03/15/28 (a)	783,000	768,471
5.50%, 03/15/29 (a)	771,000	762,820
9.38%, 07/25/30 (a)	500,000	552,681
11.50%, 03/15/31 (a)	661,000	746,593
7.88%, 06/15/32 (a)	400,000	422,458
5.63%, 08/01/33	858,000	784,179
OneMain Finance Corp.
3.50%, 01/15/27 (a)	1,149,000	1,125,198
6.63%, 01/15/28 (a)	702,000	720,182
3.88%, 09/15/28 (a)	525,000	503,656
6.63%, 05/15/29 (a)	650,000	669,199
5.38%, 11/15/29 (a)	678,000	670,807
7.88%, 03/15/30 (a)	687,000	727,332
6.13%, 05/15/30 (a)	775,000	787,572
4.00%, 09/15/30 (a)	960,000	888,015
7.50%, 05/15/31 (a)	904,000	948,214
7.13%, 11/15/31 (a)	836,000	868,965
6.75%, 03/15/32 (a)	672,000	688,785
7.13%, 09/15/32 (a)	700,000	729,757
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 02/01/27 (a)(c)	627,000	626,923
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (a)(c)	768,000	741,302
7.88%, 12/15/29 (a)(c)	700,000	744,463
7.13%, 11/15/30 (a)(c)	600,000	621,931
5.75%, 09/15/31 (a)(c)	556,000	545,909
6.88%, 05/15/32 (a)(c)	725,000	742,735
6.88%, 02/15/33 (a)(c)	923,000	943,674
6.75%, 02/15/34 (a)(c)	675,000	680,119
Phoenix Aviation Capital Ltd.
9.25%, 07/15/30 (a)(c)	518,000	549,455
Planet Financial Group LLC
10.50%, 12/15/29 (a)(c)	557,000	576,688
PROG Holdings, Inc.
6.00%, 11/15/29 (a)(c)	493,000	479,211
Prospect Capital Corp.
3.36%, 11/15/26 (a)(e)	741,000	713,605
3.44%, 10/15/28 (a)	396,000	357,540
Provident Funding Associates LP/PFG Finance Corp.
9.75%, 09/15/29 (a)(c)	388,000	408,143
Rfna LP
7.88%, 02/15/30 (a)(c)	625,000	647,344
Rocket Cos., Inc.
6.13%, 08/01/30 (a)(c)	1,850,000	1,904,806
6.38%, 08/01/33 (a)(c)	1,917,000	1,991,715
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/26 (a)(c)	448,000	438,808
3.63%, 03/01/29 (a)(c)	621,000	592,425
3.88%, 03/01/31 (a)(c)	1,467,000	1,371,782
4.00%, 10/15/33 (a)(c)	1,034,000	932,885
SLM Corp.
3.13%, 11/02/26 (a)	585,000	573,933
6.50%, 01/31/30 (a)	400,000	418,943
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TrueNoord Capital DAC
8.75%, 03/01/30 (a)(c)	325,000	345,573
United Wholesale Mortgage LLC
5.75%, 06/15/27 (a)(c)	583,000	582,755
5.50%, 04/15/29 (a)(c)	673,000	663,306
UWM Holdings LLC
6.63%, 02/01/30 (a)(c)	714,000	725,800
Walker & Dunlop, Inc.
6.63%, 04/01/33 (a)(c)	375,000	390,431
		61,733,374
Financial Other 1.0%
Burford Capital Global Finance LLC
6.25%, 04/15/28 (a)(c)	250,000	249,806
6.88%, 04/15/30 (a)(c)	614,000	616,703
9.25%, 07/01/31 (a)(c)	505,000	538,210
7.50%, 07/15/33 (a)(c)	430,000	439,998
Credit Acceptance Corp.
9.25%, 12/15/28 (a)(c)	372,000	393,180
6.63%, 03/15/30 (a)(c)	616,000	625,124
Encore Capital Group, Inc.
9.25%, 04/01/29 (a)(c)	847,000	895,397
8.50%, 05/15/30 (a)(c)	320,000	338,401
Five Point Operating Co. LP/Five Point Capital Corp.
10.50%, 01/15/28 (a)(c)(f)	632,989	638,787
Greystar Real Estate Partners LLC
7.75%, 09/01/30 (a)(c)	481,000	509,673
Howard Hughes Corp.
5.38%, 08/01/28 (a)(c)	820,000	819,790
4.38%, 02/01/31 (a)(c)	1,054,000	982,427
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27 (a)	1,331,000	1,299,329
9.75%, 01/15/29 (a)	639,000	636,029
4.38%, 02/01/29 (a)	673,000	567,039
10.00%, 11/15/29 (a)(c)	644,000	638,290
9.00%, 06/15/30 (a)	726,000	692,266
Jefferson Capital Holdings LLC
9.50%, 02/15/29 (a)(c)	400,000	425,260
8.25%, 05/15/30 (a)(c)	500,000	523,964
Kennedy-Wilson, Inc.
4.75%, 03/01/29 (a)	623,000	593,799
4.75%, 02/01/30 (a)	446,000	418,428
5.00%, 03/01/31 (a)	733,000	684,883
PHH Escrow Issuer LLC/PHH Corp.
9.88%, 11/01/29 (a)(c)	444,000	445,765
PRA Group, Inc.
8.38%, 02/01/28 (a)(c)	410,000	422,624
5.00%, 10/01/29 (a)(c)	624,000	586,889
8.88%, 01/31/30 (a)(c)	293,000	308,121
		15,290,182
Insurance 2.9%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/29 (a)(c)	749,000	779,430
4.25%, 02/15/29 (a)(c)	911,000	879,791
8.50%, 06/15/29 (a)(c)	440,000	462,984
6.00%, 08/01/29 (a)(c)	686,000	672,984
7.50%, 11/06/30 (a)(c)	707,000	733,164
6.75%, 07/01/32 (a)(c)	430,000	441,515
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (a)(c)	756,000	745,746
6.75%, 10/15/27 (a)(c)	1,007,000	1,010,045
6.75%, 04/15/28 (a)(c)	1,155,000	1,179,056
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
9

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 11/01/29 (a)(c)	553,000	546,832
7.00%, 01/15/31 (a)(c)	1,735,000	1,795,833
6.50%, 10/01/31 (a)(c)	1,060,000	1,084,885
7.38%, 10/01/32 (a)(c)	999,000	1,030,453
American National Group, Inc.
7.00%, 12/01/55 (a)(b)	500,000	512,870
AmWINS Group, Inc.
6.38%, 02/15/29 (a)(c)	640,000	656,328
4.88%, 06/30/29 (a)(c)	855,000	834,726
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.
7.50%, 07/15/33 (a)(c)	495,000	506,041
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.88%, 11/01/29 (a)(c)	607,000	630,313
Ardonagh Finco Ltd.
7.75%, 02/15/31 (a)(c)	1,380,000	1,445,153
Ardonagh Group Finance Ltd.
8.88%, 02/15/32 (a)(c)	1,587,000	1,681,317
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/31 (a)(c)	849,000	881,842
BroadStreet Partners, Inc.
5.88%, 04/15/29 (a)(c)	642,000	638,981
Fidelis Insurance Holdings Ltd.
7.75%, 06/15/55 (a)(b)	350,000	370,009
Global Atlantic Fin Co.
4.70%, 10/15/51 (a)(b)(c)	720,000	708,580
7.95%, 10/15/54 (a)(b)(c)	563,000	593,850
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31 (a)(c)	717,000	741,093
8.13%, 02/15/32 (a)(c)	565,000	588,635
HUB International Ltd.
5.63%, 12/01/29 (a)(c)	897,000	900,695
7.25%, 06/15/30 (a)(c)	3,062,000	3,204,778
7.38%, 01/31/32 (a)(c)	2,054,000	2,161,745
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 (a)(c)	568,000	601,179
10.50%, 12/15/30 (a)(c)	846,000	898,980
Liberty Mutual Group, Inc.
7.80%, 03/15/37 (c)	779,000	894,501
4.13%, 12/15/51 (a)(b)(c)	509,000	499,440
4.30%, 02/01/61 (a)(c)	1,088,000	686,967
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)(c)	1,025,000	999,625
3.88%, 11/15/30 (a)(c)	766,000	704,142
3.88%, 05/15/32 (a)(c)	763,000	682,694
6.25%, 01/15/33 (a)(c)	703,000	708,471
Nassau Cos., of New York
7.88%, 07/15/30 (a)(c)	570,000	578,964
Panther Escrow Issuer LLC
7.13%, 06/01/31 (a)(c)	2,285,000	2,372,778
Ryan Specialty LLC
4.38%, 02/01/30 (a)(c)	995,000	962,914
5.88%, 08/01/32 (a)(c)	941,000	948,039
USI, Inc.
7.50%, 01/15/32 (a)(c)	551,000	584,496
Wilton RE Ltd.
6.00%, 10/22/30 (a)(b)(c)(d)	574,000	569,905
		41,112,769
REITs 2.2%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/29 (a)(c)	644,000	619,654
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arbor Realty SR, Inc.
7.88%, 07/15/30 (a)(c)	500,000	520,775
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27 (a)(c)	514,000	502,937
7.75%, 12/01/29 (a)(c)	320,000	341,469
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	640,000	623,604
8.30%, 03/15/28 (a)	609,000	648,050
8.88%, 04/12/29 (a)	486,000	528,753
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27 (a)(c)	400,000	393,392
Diversified Healthcare Trust
4.75%, 02/15/28 (a)	570,000	537,459
4.38%, 03/01/31 (a)	581,000	493,837
Global Net Lease, Inc.
4.50%, 09/30/28 (a)(c)	664,000	645,905
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)(c)	536,000	520,264
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	492,000	470,724
5.95%, 02/15/28 (a)	432,000	423,145
4.65%, 04/01/29 (a)	652,000	599,888
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (a)(c)	804,000	791,335
4.75%, 06/15/29 (a)(c)	586,000	573,431
5.50%, 08/01/30 (a)	356,000	362,967
7.00%, 07/15/31 (a)(c)	488,000	513,449
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (a)(e)	1,329,000	1,259,842
4.63%, 08/01/29 (a)	1,131,000	892,558
3.50%, 03/15/31 (a)	1,285,000	905,507
8.50%, 02/15/32 (a)(c)	1,196,000	1,254,854
Office Properties Income Trust
3.25%, 03/15/27 (a)(c)	426,410	354,969
9.00%, 03/31/29 (a)(c)	385,000	384,008
9.00%, 09/30/29 (a)(c)(e)	632,000	434,886
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (a)(c)	592,000	591,853
4.88%, 05/15/29 (a)(c)	609,000	593,157
7.00%, 02/01/30 (a)(c)	424,000	438,132
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/29 (a)(c)	319,000	323,414
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 07/15/28 (a)(c)	623,000	641,651
4.50%, 02/15/29 (a)(c)	687,000	671,861
6.50%, 04/01/32 (a)(c)	1,186,000	1,219,717
6.50%, 06/15/33 (a)(c)	525,000	542,626
Rithm Capital Corp.
8.00%, 04/01/29 (a)(c)	692,000	709,034
8.00%, 07/15/30 (a)(c)	425,000	434,237
RLJ Lodging Trust LP
4.00%, 09/15/29 (a)(c)	704,000	661,141
Service Properties Trust
4.75%, 10/01/26 (a)	383,000	379,750
4.95%, 02/15/27 (a)	632,000	614,228
5.50%, 12/15/27 (a)	481,000	475,071
3.95%, 01/15/28 (a)	576,000	535,663
8.38%, 06/15/29 (a)	713,000	736,265
4.95%, 10/01/29 (a)	428,000	379,058
4.38%, 02/15/30 (a)	298,000	253,795
8.63%, 11/15/31 (a)(c)	908,000	968,381
8.88%, 06/15/32 (a)	493,000	509,097
See financial notes
10
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Starwood Property Trust, Inc.
4.38%, 01/15/27 (a)(c)	345,000	341,301
7.25%, 04/01/29 (a)(c)	550,000	577,062
6.00%, 04/15/30 (a)(c)	417,000	425,022
6.50%, 07/01/30 (a)(c)	275,000	285,606
6.50%, 10/15/30 (a)(c)	800,000	827,829
Vornado Realty LP
3.40%, 06/01/31 (a)	464,000	414,007
XHR LP
4.88%, 06/01/29 (a)(c)	480,000	468,035
6.63%, 05/15/30 (a)(c)	462,000	474,785
		31,089,440
		170,412,403

Industrial 82.8%
Basic Industry 6.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (a)(c)	400,000	385,508
7.13%, 03/15/31 (a)(c)	959,000	1,012,178
Algoma Steel, Inc.
9.13%, 04/15/29 (a)(c)	598,000	530,613
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
8.63%, 06/15/29 (a)(c)	550,000	581,580
Alumina Pty. Ltd.
6.13%, 03/15/30 (a)(c)	588,000	597,945
6.38%, 09/15/32 (a)(c)	450,000	459,266
Arsenal AIC Parent LLC
8.00%, 10/01/30 (a)(c)	665,000	705,190
11.50%, 10/01/31 (a)(c)	681,000	758,215
Ashland, Inc.
3.38%, 09/01/31 (a)(c)	539,000	481,250
6.88%, 05/15/43 (a)	311,000	326,546
Avient Corp.
7.13%, 08/01/30 (a)(c)	781,000	807,478
6.25%, 11/01/31 (a)(c)	409,000	416,891
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/31 (a)(c)	565,000	595,316
Axalta Coating Systems LLC
3.38%, 02/15/29 (a)(c)	724,000	684,531
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 06/15/27 (a)(c)	775,000	772,059
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/29 (a)(c)	778,000	780,023
Calderys Financing LLC
11.25%, 06/01/28 (a)(c)	589,000	624,107
Carpenter Technology Corp.
6.38%, 07/15/28 (a)	259,000	260,385
7.63%, 03/15/30 (a)	361,000	371,967
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28 (a)(c)	535,000	527,530
6.75%, 07/15/30 (a)(c)	486,000	494,119
Celanese U.S. Holdings LLC
6.67%, 07/15/27 (a)(f)	1,021,000	1,051,296
6.85%, 11/15/28 (a)(f)	923,000	962,588
6.83%, 07/15/29 (a)	849,000	884,466
6.50%, 04/15/30 (a)	871,000	879,570
7.05%, 11/15/30 (a)	884,000	919,813
6.88%, 07/15/32 (a)	969,000	1,001,599
6.75%, 04/15/33 (a)(e)	922,000	929,186
7.20%, 11/15/33 (a)	1,125,000	1,171,298
Century Aluminum Co.
6.88%, 08/01/32 (a)(c)	100,000	102,333
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cerdia Finanz GmbH
9.38%, 10/03/31 (a)(c)	891,000	945,155
Champion Iron Canada, Inc.
7.88%, 07/15/32 (a)(c)	485,000	506,486
Chemours Co.
5.38%, 05/15/27 (a)	494,000	492,540
5.75%, 11/15/28 (a)(c)	731,000	704,606
4.63%, 11/15/29 (a)(c)	757,000	676,759
8.00%, 01/15/33 (a)(c)	664,000	649,951
Clearwater Paper Corp.
4.75%, 08/15/28 (a)(c)	447,000	423,582
Cleveland-Cliffs, Inc.
5.88%, 06/01/27 (a)	594,000	593,699
4.63%, 03/01/29 (a)(c)	591,000	562,074
6.88%, 11/01/29 (a)(c)	898,000	912,681
6.75%, 04/15/30 (a)(c)	764,000	773,470
4.88%, 03/01/31 (a)(c)	515,000	471,348
7.50%, 09/15/31 (a)(c)	785,000	796,562
7.00%, 03/15/32 (a)(c)(e)	1,298,000	1,292,025
7.38%, 05/01/33 (a)(c)	932,000	929,193
Coeur Mining, Inc.
5.13%, 02/15/29 (a)(c)	469,000	458,040
Commercial Metals Co.
4.13%, 01/15/30 (a)	361,000	345,443
4.38%, 03/15/32 (a)	606,000	570,316
Compass Minerals International, Inc.
8.00%, 07/01/30 (a)(c)	676,000	707,711
Consolidated Energy Finance SA
5.63%, 10/15/28 (a)(c)	645,000	544,248
12.00%, 02/15/31 (a)(c)(e)	704,000	647,915
Constellium SE
3.75%, 04/15/29 (a)(c)	687,000	651,777
6.38%, 08/15/32 (a)(c)	604,000	617,057
Coronado Finance Pty. Ltd.
9.25%, 10/01/29 (a)(c)(e)	441,000	364,052
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 06/15/28 (a)(c)	465,000	464,767
Domtar Corp.
6.75%, 10/01/28 (a)(c)	737,000	631,179
Eldorado Gold Corp.
6.25%, 09/01/29 (a)(c)	422,000	423,357
Element Solutions, Inc.
3.88%, 09/01/28 (a)(c)	833,000	808,020
FMC Corp.
8.45%, 11/01/55 (a)(b)	625,000	654,553
Fortescue Treasury Pty. Ltd.
4.50%, 09/15/27 (a)(c)	916,000	908,323
5.88%, 04/15/30 (a)(c)	584,000	596,843
4.38%, 04/01/31 (a)(c)	930,000	884,910
6.13%, 04/15/32 (a)(c)	568,000	583,313
GrafTech Finance, Inc.
4.63%, 12/23/29 (a)(c)	761,000	544,115
GrafTech Global Enterprises, Inc.
9.88%, 12/23/29 (a)(c)(e)	393,000	336,015
Graphic Packaging International LLC
4.75%, 07/15/27 (a)(c)	411,000	406,482
3.50%, 03/15/28 (a)(c)	467,000	449,919
3.50%, 03/01/29 (a)(c)	370,000	350,861
3.75%, 02/01/30 (a)(c)	657,000	617,381
6.38%, 07/15/32 (a)(c)	372,000	378,434
HB Fuller Co.
4.00%, 02/15/27 (a)	420,000	415,643
4.25%, 10/15/28 (a)	316,000	307,155
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
11

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hecla Mining Co.
7.25%, 02/15/28 (a)	533,000	539,538
Herens Holdco SARL
4.75%, 05/15/28 (a)(c)	440,000	378,950
Hudbay Minerals, Inc.
6.13%, 04/01/29 (a)(c)	454,000	459,311
Huntsman International LLC
2.95%, 06/15/31 (a)	641,000	548,428
5.70%, 10/15/34 (a)	548,000	507,774
IAMGOLD Corp.
5.75%, 10/15/28 (a)(c)	537,000	534,995
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/28 (a)(c)	354,000	354,884
INEOS Finance PLC
6.75%, 05/15/28 (a)(c)	668,000	657,459
7.50%, 04/15/29 (a)(c)	524,000	525,867
INEOS Quattro Finance 2 PLC
9.63%, 03/15/29 (a)(c)	627,000	629,240
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/28 (a)(c)	546,000	590,459
Ingevity Corp.
3.88%, 11/01/28 (a)(c)	680,000	651,991
Innophos Holdings, Inc.
11.50%, 06/15/29 (a)(c)	575,000	571,596
Inversion Escrow Issuer LLC
6.75%, 08/01/32 (a)(c)	250,000	247,776
JW Aluminum Continuous Cast Co.
10.25%, 04/01/30 (a)(c)	343,000	355,740
Kaiser Aluminum Corp.
4.63%, 03/01/28 (a)(c)	697,000	685,655
4.50%, 06/01/31 (a)(c)	412,000	386,839
LSB Industries, Inc.
6.25%, 10/15/28 (a)(c)	597,000	592,923
Magnera Corp.
4.75%, 11/15/29 (a)(c)	588,000	519,722
7.25%, 11/15/31 (a)(c)	866,000	820,340
Mativ Holdings, Inc.
8.00%, 10/01/29 (a)(c)	488,000	483,625
Maxam Prill SARL
7.75%, 07/15/30 (a)(c)	416,000	406,105
Mercer International, Inc.
12.88%, 10/01/28 (a)(c)	501,000	487,345
5.13%, 02/01/29 (a)	995,000	785,608
Methanex Corp.
5.13%, 10/15/27 (a)	559,000	556,865
5.25%, 12/15/29 (a)	698,000	693,901
5.65%, 12/01/44 (a)	560,000	467,534
Methanex U.S. Operations, Inc.
6.25%, 03/15/32 (a)(c)	602,000	607,836
Mineral Resources Ltd.
8.13%, 05/01/27 (a)(c)	498,000	498,631
8.00%, 11/01/27 (a)(c)	575,000	585,811
9.25%, 10/01/28 (a)(c)	1,125,000	1,177,500
8.50%, 05/01/30 (a)(c)	912,000	947,408
Minerals Technologies, Inc.
5.00%, 07/01/28 (a)(c)	563,000	555,901
New Gold, Inc.
6.88%, 04/01/32 (a)(c)	434,000	452,706
Novelis Corp.
4.75%, 01/30/30 (a)(c)	1,554,000	1,495,444
6.88%, 01/30/30 (a)(c)	571,000	592,842
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 08/15/31 (a)(c)	735,000	667,039
6.38%, 08/15/33 (a)(c)	800,000	808,818
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 01/27/30 (a)(c)	526,000	484,814
Olin Corp.
5.63%, 08/01/29 (a)	746,000	744,847
5.00%, 02/01/30 (a)	618,000	600,296
6.63%, 04/01/33 (a)(c)	736,000	735,966
Olympus Water U.S. Holding Corp.
7.13%, 10/01/27 (a)(c)	522,000	531,834
4.25%, 10/01/28 (a)(c)	419,000	401,902
9.75%, 11/15/28 (a)(c)	1,738,000	1,824,210
6.25%, 10/01/29 (a)(c)(e)	655,000	639,516
7.25%, 06/15/31 (a)(c)	497,000	507,924
Perenti Finance Pty. Ltd.
7.50%, 04/26/29 (a)(c)	306,000	319,770
Qnity Electronics, Inc.
5.75%, 08/15/32 (a)(c)	1,000,000	1,017,829
6.25%, 08/15/33 (a)(c)	775,000	802,104
Rain Carbon, Inc.
12.25%, 09/01/29 (a)(c)	353,000	379,426
SCIH Salt Holdings, Inc.
4.88%, 05/01/28 (a)(c)	1,181,000	1,154,955
6.63%, 05/01/29 (a)(c)(e)	618,000	621,152
SCIL IV LLC/SCIL USA Holdings LLC
5.38%, 11/01/26 (a)(c)	444,000	441,488
SK Invictus Intermediate II SARL
5.00%, 10/30/29 (a)(c)	604,000	592,340
SNF Group SACA
3.13%, 03/15/27 (a)(c)	214,000	207,974
3.38%, 03/15/30 (a)(c)	605,000	558,920
SunCoke Energy, Inc.
4.88%, 06/30/29 (a)(c)	625,000	571,248
Taseko Mines Ltd.
8.25%, 05/01/30 (a)(c)	646,000	679,996
TMS International Corp.
6.25%, 04/15/29 (a)(c)	486,000	470,460
Tronox, Inc.
4.63%, 03/15/29 (a)(c)	1,098,000	811,639
U.S. Steel Corp.
6.88%, 03/01/29 (a)	544,000	548,480
6.65%, 06/01/37	351,000	365,058
Vallourec SACA
7.50%, 04/15/32 (a)(c)	493,000	524,174
Veritiv Operating Co.
10.50%, 11/30/30 (a)(c)	1,022,000	1,107,560
Vibrantz Technologies, Inc.
9.00%, 02/15/30 (a)(c)	817,000	433,839
Windsor Holdings III LLC
8.50%, 06/15/30 (a)(c)	701,000	745,814
WR Grace Holdings LLC
4.88%, 06/15/27 (a)(c)	721,000	716,100
5.63%, 08/15/29 (a)(c)	1,013,000	948,837
7.38%, 03/01/31 (a)(c)	507,000	516,546
6.63%, 08/15/32 (a)(c)	750,000	748,474
		90,058,704
Capital Goods 10.7%
AAR Escrow Issuer LLC
6.75%, 03/15/29 (a)(c)	643,000	662,153
ACProducts Holdings, Inc.
6.38%, 05/15/29 (a)(c)	503,000	253,675
See financial notes
12
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (a)(c)	550,000	546,488
6.38%, 06/15/30 (a)(c)	660,000	675,230
Alta Equipment Group, Inc.
9.00%, 06/01/29 (a)(c)	570,000	542,803
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (a)(c)	715,000	699,987
3.88%, 11/15/29 (a)(c)	585,000	555,300
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/33 (a)(c)	978,000	1,009,998
Amsted Industries, Inc.
4.63%, 05/15/30 (a)(c)	624,000	601,283
6.38%, 03/15/33 (a)(c)	492,000	504,315
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27 (a)(c)	1,002,000	1,002,830
4.00%, 09/01/29 (a)(c)(e)	1,039,000	954,258
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/26 (a)(c)	424,000	403,203
ATI, Inc.
5.88%, 12/01/27 (a)	402,000	402,728
4.88%, 10/01/29 (a)	442,000	433,353
7.25%, 08/15/30 (a)	448,000	472,267
5.13%, 10/01/31 (a)	283,000	276,426
Atkore, Inc.
4.25%, 06/01/31 (a)(c)	505,000	469,372
ATS Corp.
4.13%, 12/15/28 (a)(c)	450,000	430,822
Axon Enterprise, Inc.
6.13%, 03/15/30 (a)(c)	950,000	978,425
6.25%, 03/15/33 (a)(c)	779,000	807,208
Ball Corp.
6.88%, 03/15/28 (a)	892,000	911,146
6.00%, 06/15/29 (a)	718,000	737,434
2.88%, 08/15/30 (a)	1,411,000	1,277,443
3.13%, 09/15/31 (a)	1,059,000	955,222
5.50%, 09/15/33 (a)(c)	775,000	784,844
BlueLinx Holdings, Inc.
6.00%, 11/15/29 (a)(c)	380,000	372,665
Boise Cascade Co.
4.88%, 07/01/30 (a)(c)	420,000	410,991
Bombardier, Inc.
7.88%, 04/15/27 (a)(c)	6,000	6,041
6.00%, 02/15/28 (a)(c)	1,182,000	1,184,115
7.50%, 02/01/29 (a)(c)	664,000	693,372
8.75%, 11/15/30 (a)(c)	759,000	818,913
7.25%, 07/01/31 (a)(c)	828,000	873,985
7.00%, 06/01/32 (a)(c)	723,000	755,841
6.75%, 06/15/33 (a)(c)	400,000	416,444
7.45%, 05/01/34 (c)	457,000	499,244
Builders FirstSource, Inc.
5.00%, 03/01/30 (a)(c)	958,000	948,121
4.25%, 02/01/32 (a)(c)	1,006,000	946,188
6.38%, 06/15/32 (a)(c)	1,025,000	1,057,699
6.38%, 03/01/34 (a)(c)	660,000	680,579
6.75%, 05/15/35 (a)	650,000	678,667
BWX Technologies, Inc.
4.13%, 06/30/28 (a)(c)	524,000	512,287
4.13%, 04/15/29 (a)(c)	560,000	539,373
Camelot Return Merger Sub, Inc.
8.75%, 08/01/28 (a)(c)	764,000	735,833
Chart Industries, Inc.
7.50%, 01/01/30 (a)(c)	1,350,000	1,416,608
9.50%, 01/01/31 (a)(c)	884,000	947,385
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Clean Harbors, Inc.
4.88%, 07/15/27 (a)(c)	400,000	398,398
5.13%, 07/15/29 (a)(c)	485,000	480,908
6.38%, 02/01/31 (a)(c)	461,000	472,742
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29 (a)(c)	611,000	620,211
6.88%, 01/15/30 (a)(c)	453,000	466,296
8.75%, 04/15/30 (a)(c)	1,042,000	1,074,645
6.75%, 04/15/32 (a)(c)	1,100,000	1,130,965
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)(c)	440,000	340,232
9.50%, 08/15/29 (a)(c)	561,000	540,452
CP Atlas Buyer, Inc.
9.75%, 07/15/30 (a)(c)	500,000	516,320
Crown Americas LLC
5.25%, 04/01/30 (a)	521,000	528,238
5.88%, 06/01/33 (a)(c)	676,000	684,396
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (a)	692,000	689,317
Crown Cork & Seal Co., Inc.
7.38%, 12/15/26	419,000	431,577
Efesto Bidco SpA Efesto U.S. LLC
7.50%, 02/15/32 (a)(c)	757,000	773,896
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30 (a)(c)	2,472,000	2,541,898
6.75%, 07/15/31 (a)(c)	1,034,000	1,070,542
EnerSys
6.63%, 01/15/32 (a)(c)	467,000	481,605
Enpro, Inc.
6.13%, 06/01/33 (a)(c)	505,000	516,573
Enviri Corp.
5.75%, 07/31/27 (a)(c)	554,000	548,185
EquipmentShare.com, Inc.
9.00%, 05/15/28 (a)(c)	577,000	611,820
8.63%, 05/15/32 (a)(c)	587,000	632,997
8.00%, 03/15/33 (a)(c)	562,000	597,541
Esab Corp.
6.25%, 04/15/29 (a)(c)	735,000	756,656
Foundation Building Materials, Inc.
6.00%, 03/01/29 (a)(c)	553,000	559,550
FXI Holdings, Inc.
12.25%, 11/15/26 (a)(c)	1,426,000	1,276,317
Gates Corp.
6.88%, 07/01/29 (a)(c)	286,000	297,724
GFL Environmental, Inc.
4.00%, 08/01/28 (a)(c)	798,000	778,532
4.75%, 06/15/29 (a)(c)	733,000	721,754
4.38%, 08/15/29 (a)(c)	898,000	874,122
6.75%, 01/15/31 (a)(c)	911,000	952,161
Goat Holdco LLC
6.75%, 02/01/32 (a)(c)	819,000	833,791
Graham Packaging Co., Inc.
7.13%, 08/15/28 (a)(c)	742,000	743,830
Griffon Corp.
5.75%, 03/01/28 (a)	1,147,000	1,146,119
GYP Holdings III Corp.
4.63%, 05/01/29 (a)(c)	581,000	587,347
Herc Holdings, Inc.
5.50%, 07/15/27 (a)(c)	1,450,000	1,449,334
6.63%, 06/15/29 (a)(c)	588,000	606,053
7.00%, 06/15/30 (a)(c)	1,502,000	1,564,211
7.25%, 06/15/33 (a)(c)	1,230,000	1,291,188
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
13

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.00%, 02/15/29 (a)(c)	494,000	518,990
Interface, Inc.
5.50%, 12/01/28 (a)(c)	538,000	535,999
Iris Holding, Inc.
10.00%, 12/15/28 (a)(c)	556,000	510,710
James Hardie International Finance DAC
5.00%, 01/15/28 (a)(c)	541,000	534,632
JELD-WEN, Inc.
4.88%, 12/15/27 (a)(c)	650,000	640,004
7.00%, 09/01/32 (a)(c)(e)	379,000	327,899
Knife River Corp.
7.75%, 05/01/31 (a)(c)	707,000	742,055
LABL, Inc.
10.50%, 07/15/27 (a)(c)	527,000	469,932
5.88%, 11/01/28 (a)(c)	480,000	381,577
9.50%, 11/01/28 (a)(c)	554,000	462,435
8.25%, 11/01/29 (a)(c)(e)	462,000	300,640
8.63%, 10/01/31 (a)(c)	912,000	674,109
LBM Acquisition LLC
6.25%, 01/15/29 (a)(c)	876,000	804,547
9.50%, 06/15/31 (a)(c)	1,000,000	1,049,270
Louisiana-Pacific Corp.
3.63%, 03/15/29 (a)(c)	508,000	490,399
Madison IAQ LLC
4.13%, 06/30/28 (a)(c)	684,000	665,533
5.88%, 06/30/29 (a)(c)	966,000	957,131
Manitowoc Co., Inc.
9.25%, 10/01/31 (a)(c)	373,000	393,053
Masterbrand, Inc.
7.00%, 07/15/32 (a)(c)	566,000	586,921
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27 (a)(c)	2,087,000	2,114,450
9.25%, 04/15/27 (a)(c)	1,266,000	1,261,431
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/28 (a)(c)	406,000	429,528
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/32 (a)(c)	400,000	412,595
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/30 (a)(c)	750,000	739,154
Moog, Inc.
4.25%, 12/15/27 (a)(c)	728,000	717,146
Mueller Water Products, Inc.
4.00%, 06/15/29 (a)(c)	591,000	569,167
NESCO Holdings II, Inc.
5.50%, 04/15/29 (a)(c)	977,000	953,824
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 (a)(c)	803,000	794,426
OI European Group BV
4.75%, 02/15/30 (a)(c)	521,000	493,191
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.50%, 04/15/30 (a)(c)	650,000	507,174
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27 (a)(c)	554,000	554,002
7.25%, 05/15/31 (a)(c)	753,000	767,114
7.38%, 06/01/32 (a)(c)	309,000	311,891
Park River Holdings, Inc.
5.63%, 02/01/29 (a)(c)(e)	422,000	395,020
6.75%, 08/01/29 (a)(c)	466,000	441,170
Patrick Industries, Inc.
4.75%, 05/01/29 (a)(c)	383,000	375,984
6.38%, 11/01/32 (a)(c)	535,000	543,123
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Quikrete Holdings, Inc.
6.38%, 03/01/32 (a)(c)	2,935,000	3,028,850
6.75%, 03/01/33 (a)(c)	1,300,000	1,348,486
QXO Building Products, Inc.
6.75%, 04/30/32 (a)(c)	2,350,000	2,432,966
RB Global Holdings, Inc.
6.75%, 03/15/28 (a)(c)	547,000	560,554
7.75%, 03/15/31 (a)(c)	859,000	902,503
Resideo Funding, Inc.
4.00%, 09/01/29 (a)(c)	490,000	470,240
6.50%, 07/15/32 (a)(c)	560,000	572,506
Reworld Holding Corp.
4.88%, 12/01/29 (a)(c)	620,000	599,941
5.00%, 09/01/30 (a)	350,000	338,536
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29 (a)(c)	336,000	327,277
Sealed Air Corp.
4.00%, 12/01/27 (a)(c)	686,000	672,079
5.00%, 04/15/29 (a)(c)	317,000	314,669
6.50%, 07/15/32 (a)(c)	309,000	319,864
6.88%, 07/15/33 (c)	419,000	452,899
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (a)(c)	760,000	771,444
7.25%, 02/15/31 (a)(c)	765,000	806,351
Silgan Holdings, Inc.
4.13%, 02/01/28 (a)	461,000	448,958
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (a)(c)	821,000	823,405
8.88%, 11/15/31 (a)(c)	1,082,000	1,154,978
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/29 (a)(c)	575,000	577,560
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (a)	737,000	735,604
9.38%, 11/30/29 (a)(c)	1,375,000	1,455,943
9.75%, 11/15/30 (a)(c)	1,108,000	1,221,648
SPX FLOW, Inc.
8.75%, 04/01/30 (a)(c)	559,000	581,294
Standard Building Solutions, Inc.
6.50%, 08/15/32 (a)(c)	1,104,000	1,140,230
6.25%, 08/01/33 (a)(c)	600,000	612,810
Standard Industries, Inc.
4.75%, 01/15/28 (a)(c)	1,339,000	1,327,365
4.38%, 07/15/30 (a)(c)	1,955,000	1,874,669
3.38%, 01/15/31 (a)(c)	802,000	728,444
Terex Corp.
5.00%, 05/15/29 (a)(c)	727,000	715,643
6.25%, 10/15/32 (a)(c)	736,000	745,536
Titan International, Inc.
7.00%, 04/30/28 (a)	761,000	763,243
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (a)(c)	1,545,000	1,541,667
TransDigm, Inc.
6.75%, 08/15/28 (a)(c)	2,018,000	2,077,102
4.63%, 01/15/29 (a)	1,441,000	1,411,136
6.38%, 03/01/29 (a)(c)	2,134,000	2,187,527
4.88%, 05/01/29 (a)	1,016,000	998,341
6.88%, 12/15/30 (a)(c)	1,529,000	1,586,651
7.13%, 12/01/31 (a)(c)	1,218,000	1,271,117
6.63%, 03/01/32 (a)(c)	1,811,000	1,867,040
6.00%, 01/15/33 (a)(c)	1,798,000	1,819,472
6.38%, 05/31/33 (a)(c)	2,590,000	2,630,893
6.25%, 01/31/34 (a)(c)	525,000	539,073
6.75%, 01/31/34 (a)(c)	2,025,000	2,091,808
See financial notes
14
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)(c)	568,000	608,095
TriMas Corp.
4.13%, 04/15/29 (a)(c)	538,000	518,168
Trinity Industries, Inc.
7.75%, 07/15/28 (a)(c)	654,000	676,700
Trivium Packaging Finance BV
8.25%, 07/15/30 (a)(c)	1,082,000	1,150,248
12.25%, 01/15/31 (a)(c)	575,000	617,091
United Rentals North America, Inc.
5.50%, 05/15/27 (a)	904,000	903,901
3.88%, 11/15/27 (a)	704,000	692,476
4.88%, 01/15/28 (a)	1,532,000	1,524,506
5.25%, 01/15/30 (a)	919,000	922,361
4.00%, 07/15/30 (a)	746,000	713,012
3.88%, 02/15/31 (a)	836,000	787,154
3.75%, 01/15/32 (a)	683,000	629,894
6.13%, 03/15/34 (a)(c)	1,071,000	1,110,659
Velocity Vehicle Group LLC
8.00%, 06/01/29 (a)(c)	543,000	550,857
Waste Pro USA, Inc.
7.00%, 02/01/33 (a)(c)	647,000	678,141
WESCO Distribution, Inc.
7.25%, 06/15/28 (a)(c)	1,224,000	1,243,709
6.38%, 03/15/29 (a)(c)	584,000	602,003
6.63%, 03/15/32 (a)(c)	657,000	682,049
6.38%, 03/15/33 (a)(c)	1,134,000	1,176,912
White Cap Buyer LLC
6.88%, 10/15/28 (a)(c)	693,000	692,925
Wilsonart LLC
11.00%, 08/15/32 (a)	647,000	619,549
Wrangler Holdco Corp.
6.63%, 04/01/32 (a)(c)	423,000	441,247
		152,247,212
Communications 14.6%
Advantage Sales & Marketing, Inc.
6.50%, 11/15/28 (a)(c)	563,000	467,861
Africell Holding Ltd.
10.50%, 10/23/29 (a)(c)	218,000	214,489
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.50%, 02/15/28 (a)(c)	406,000	177,625
Altice Financing SA
9.63%, 07/15/27 (a)(c)(e)	436,000	405,933
5.00%, 01/15/28 (a)(c)(e)	759,000	620,528
5.75%, 08/15/29 (a)(c)	1,655,000	1,313,491
AMC Networks, Inc.
10.25%, 01/15/29 (a)(c)	955,000	994,728
4.25%, 02/15/29 (a)	295,000	243,114
10.50%, 07/15/32 (a)(c)	480,000	496,061
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C
7.88%, 02/03/30 (a)(c)	477,000	486,722
Banijay Entertainment SAS
8.13%, 05/01/29 (a)(c)	556,000	578,824
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55 (a)(b)	850,000	870,239
7.00%, 09/15/55 (a)(b)	1,160,000	1,189,331
Block Communications, Inc.
4.88%, 03/01/28 (a)(c)	505,000	477,230
British Telecommunications PLC
4.25%, 11/23/81 (a)(b)(c)	1,223,000	1,213,211
4.88%, 11/23/81 (a)(b)(c)(e)	432,000	407,106
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cable One, Inc.
4.00%, 11/15/30 (a)(c)(e)	653,000	540,717
Cablevision Lightpath LLC
3.88%, 09/15/27 (a)(c)	986,000	973,627
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27 (a)(c)	3,398,000	3,382,999
5.00%, 02/01/28 (a)(c)	2,680,000	2,659,848
5.38%, 06/01/29 (a)(c)	1,707,000	1,694,810
6.38%, 09/01/29 (a)(c)	1,830,000	1,859,099
4.75%, 03/01/30 (a)(c)	2,945,000	2,832,186
4.50%, 08/15/30 (a)(c)	1,963,000	1,859,443
4.25%, 02/01/31 (a)(c)	3,074,000	2,837,424
7.38%, 03/01/31 (a)(c)	1,049,000	1,086,052
4.75%, 02/01/32 (a)(c)	1,347,000	1,250,356
4.50%, 05/01/32 (a)	2,895,000	2,649,159
4.50%, 06/01/33 (a)(c)	1,833,000	1,636,429
4.25%, 01/15/34 (a)(c)	2,085,000	1,811,943
Cimpress PLC
7.38%, 09/15/32 (a)(c)	624,000	626,903
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)(c)	909,000	884,965
7.50%, 06/01/29 (a)(c)	1,589,000	1,478,569
7.88%, 04/01/30 (a)(c)	626,000	652,555
7.13%, 02/15/31 (a)(c)	800,000	813,343
7.50%, 03/15/33 (a)(c)	600,000	611,113
CMG Media Corp.
8.88%, 06/18/29 (a)(c)	542,000	505,523
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/27 (a)(c)	915,000	912,020
6.50%, 07/01/32 (a)(c)	500,000	476,600
Connect Finco SARL/Connect U.S. Finco LLC
9.00%, 09/15/29 (a)(c)	1,883,000	1,964,118
CSC Holdings LLC
5.50%, 04/15/27 (a)(c)	1,986,000	1,911,437
5.38%, 02/01/28 (a)(c)	994,000	913,144
7.50%, 04/01/28 (a)(c)(e)	1,181,000	952,281
11.25%, 05/15/28 (a)(c)	576,000	576,185
11.75%, 01/31/29 (a)(c)	2,096,000	1,923,841
6.50%, 02/01/29 (a)(c)	1,806,000	1,425,057
5.75%, 01/15/30 (a)(c)	1,462,000	688,346
4.13%, 12/01/30 (a)(c)	1,238,000	812,100
4.63%, 12/01/30 (a)(c)	1,937,000	850,077
3.38%, 02/15/31 (a)(c)	1,170,000	749,208
4.50%, 11/15/31 (a)(c)	1,789,000	1,161,894
5.00%, 11/15/31 (a)(c)	570,000	249,325
Cumulus Media New Holdings, Inc.
8.00%, 07/01/29 (a)(c)	280,000	73,500
Deluxe Corp.
8.00%, 06/01/29 (a)(c)	633,000	627,394
8.13%, 09/15/29 (a)(c)	407,000	424,506
Directv Financing LLC
8.88%, 02/01/30 (a)(c)	724,000	719,227
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27 (a)(c)	2,835,000	2,823,006
10.00%, 02/15/31 (a)(c)	2,146,000	2,134,721
Discovery Communications LLC
3.95%, 03/20/28 (a)	1,407,000	1,361,005
4.13%, 05/15/29 (a)	793,000	751,716
3.63%, 05/15/30 (a)	250,000	225,693
5.00%, 09/20/37 (a)	750,000	554,258
6.35%, 06/01/40	278,000	217,749
DISH DBS Corp.
5.25%, 12/01/26 (a)(c)	2,939,000	2,853,366
7.38%, 07/01/28 (a)	1,216,000	1,101,580
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
15

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 12/01/28 (a)(c)	1,851,000	1,743,492
5.13%, 06/01/29	1,768,000	1,461,085
DISH Network Corp.
11.75%, 11/15/27 (a)(c)	3,835,000	4,057,022
Dotdash Meredith, Inc.
7.63%, 06/15/32 (a)(c)	438,000	429,427
EchoStar Corp.
10.75%, 11/30/29 (a)	5,568,000	5,997,655
Embarq LLC
8.00%, 06/01/36	1,149,000	547,384
EW Scripps Co.
9.88%, 08/15/30 (a)(c)	800,000	752,806
Fibercop SpA
6.38%, 11/15/33 (a)(c)	376,000	371,000
6.00%, 09/30/34 (a)(c)	856,000	814,316
7.20%, 07/18/36 (a)(c)	522,000	525,252
7.72%, 06/04/38 (a)(c)	575,000	585,567
Frontier Communications Holdings LLC
5.88%, 10/15/27 (a)(c)	1,073,000	1,073,429
5.00%, 05/01/28 (a)(c)	1,640,000	1,636,839
6.75%, 05/01/29 (a)(c)	1,204,000	1,216,542
5.88%, 11/01/29 (a)	1,196,000	1,207,230
6.00%, 01/15/30 (a)(c)	908,000	918,688
8.75%, 05/15/30 (a)(c)	916,000	958,072
8.63%, 03/15/31 (a)(c)	927,000	984,662
Frontier Florida LLC
6.86%, 02/01/28	517,000	537,365
GCI LLC
4.75%, 10/15/28 (a)(c)	632,000	616,058
Getty Images, Inc.
9.75%, 03/01/27 (a)(c)	408,000	381,586
11.25%, 02/21/30 (a)(c)	450,000	412,108
Gray Media, Inc.
10.50%, 07/15/29 (a)(c)	1,042,000	1,134,984
4.75%, 10/15/30 (a)(c)	1,357,000	1,021,902
5.38%, 11/15/31 (a)(c)	1,314,000	969,763
9.63%, 07/15/32 (a)(c)	850,000	855,009
7.25%, 08/15/33 (a)(c)	350,000	345,060
HTA Group Ltd.
7.50%, 06/04/29 (a)(c)	855,000	888,383
iHeartCommunications, Inc.
9.13%, 05/01/29 (a)(c)(e)	678,450	583,831
10.88%, 05/01/30 (a)(c)	685,400	406,157
7.75%, 08/15/30 (a)(c)(e)	530,900	423,236
Lamar Media Corp.
3.75%, 02/15/28 (a)	402,000	391,165
4.88%, 01/15/29 (a)	678,000	669,371
4.00%, 02/15/30 (a)	647,000	615,547
3.63%, 01/15/31 (a)	602,000	557,841
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)(c)	1,099,000	686,328
5.13%, 07/15/29 (a)(c)	888,000	511,468
Level 3 Financing, Inc.
3.63%, 01/15/29 (a)(c)(e)	273,000	233,415
4.88%, 06/15/29 (a)(c)	1,029,000	964,687
3.75%, 07/15/29 (a)(c)	541,000	454,440
4.50%, 04/01/30 (a)(c)	777,000	701,243
3.88%, 10/15/30 (a)(c)	523,000	447,165
10.75%, 12/15/30 (a)(c)	259,236	293,256
4.00%, 04/15/31 (a)(c)	899,000	757,408
10.00%, 10/15/32 (a)	253,040	254,436
6.88%, 06/30/33 (a)(c)	1,850,000	1,868,417
7.00%, 03/31/34 (a)(c)	2,050,000	2,065,727
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lumen Technologies, Inc.
4.50%, 01/15/29 (a)(c)	414,000	377,209
4.13%, 04/15/29 (a)(c)	426,000	419,610
4.13%, 04/15/30 (a)(c)	1,188,000	1,170,180
10.00%, 10/15/32 (a)(c)	364,900	370,063
7.60%, 09/15/39	339,000	298,923
7.65%, 03/15/42 (e)	376,000	320,399
Maya SAS/Paris France
7.00%, 10/15/28 (a)(c)	1,166,000	1,187,397
8.50%, 04/15/31 (a)(c)	888,000	956,061
7.00%, 04/15/32 (a)(c)	893,000	919,557
McGraw-Hill Education, Inc.
5.75%, 08/01/28 (a)(c)	788,000	792,629
8.00%, 08/01/29 (a)(c)	652,000	665,692
7.38%, 09/01/31 (a)(c)	740,000	777,498
Midcontinent Communications
8.00%, 08/15/32 (a)(c)	771,000	804,191
Millicom International Cellular SA
5.13%, 01/15/28 (a)(c)	805,500	798,863
6.25%, 03/25/29 (a)(c)	1,000,800	1,003,858
7.38%, 04/02/32 (a)(c)	600,000	619,666
Nexstar Media, Inc.
5.63%, 07/15/27 (a)(c)	1,217,000	1,216,441
4.75%, 11/01/28 (a)(c)	1,362,000	1,337,817
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27 (a)(c)	555,000	550,886
4.25%, 01/15/29 (a)(c)	589,000	566,544
4.63%, 03/15/30 (a)(c)(e)	510,000	487,067
7.38%, 02/15/31 (a)(c)	684,000	722,236
Paramount Global
6.25%, 02/28/57 (a)(b)	953,000	928,385
6.38%, 03/30/62 (a)(b)	675,000	676,619
ROBLOX Corp.
3.88%, 05/01/30 (a)(c)	1,202,000	1,143,774
Rogers Communications, Inc.
7.00%, 04/15/55 (a)(b)	848,000	871,981
7.13%, 04/15/55 (a)(b)	855,000	887,985
5.25%, 03/15/82 (a)(b)(c)	1,130,000	1,121,564
RR Donnelley & Sons Co.
9.50%, 08/01/29 (a)(c)	1,123,000	1,140,368
10.88%, 08/01/29 (a)(c)	769,000	742,389
SBA Communications Corp.
3.88%, 02/15/27 (a)	1,441,000	1,417,402
3.13%, 02/01/29 (a)	1,515,000	1,424,911
Scripps Escrow II, Inc.
3.88%, 01/15/29 (a)(c)(e)	501,000	444,174
5.38%, 01/15/31 (a)(c)	288,000	204,582
Sinclair Television Group, Inc.
5.50%, 03/01/30 (a)(c)	757,000	626,418
8.13%, 02/15/33 (a)(c)	1,022,000	1,047,933
9.75%, 02/15/33 (a)(c)	847,000	930,641
Sirius XM Radio LLC
3.13%, 09/01/26 (a)(c)	180,000	179,000
5.00%, 08/01/27 (a)(c)	1,626,000	1,619,677
4.00%, 07/15/28 (a)(c)	1,983,000	1,915,089
5.50%, 07/01/29 (a)(c)	1,620,000	1,618,700
4.13%, 07/01/30 (a)(c)	1,756,000	1,633,889
3.88%, 09/01/31 (a)(c)	1,334,000	1,200,540
Snap, Inc.
6.88%, 03/01/33 (a)(c)	1,270,000	1,284,547
6.88%, 03/15/34 (a)(c)	650,000	653,323
Stagwell Global LLC
5.63%, 08/15/29 (a)(c)	975,000	941,195
See financial notes
16
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sunrise FinCo I BV
4.88%, 07/15/31 (a)(c)	1,215,000	1,161,643
Sunrise HoldCo IV BV
5.50%, 01/15/28 (a)(c)	765,000	763,817
TEGNA, Inc.
4.63%, 03/15/28 (a)	1,227,000	1,221,432
5.00%, 09/15/29 (a)	1,082,000	1,083,799
Telecom Italia Capital SA
6.38%, 11/15/33	135,000	140,088
6.00%, 09/30/34	815,000	813,012
7.20%, 07/18/36	652,000	691,086
7.72%, 06/04/38	487,000	532,302
Telesat Canada/Telesat LLC
5.63%, 12/06/26 (a)(c)	612,000	477,360
TELUS Corp.
6.63%, 10/15/55 (a)(b)	610,000	620,751
7.00%, 10/15/55 (a)(b)	705,000	725,220
T-Mobile USA, Inc.
6.70%, 12/15/33	476,000	527,227
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.00%, 01/15/30 (a)(c)(e)	1,284,000	1,181,494
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
10.50%, 02/15/28 (a)(c)	1,428,000	1,503,527
4.75%, 04/15/28 (a)(c)	458,000	447,250
6.50%, 02/15/29 (a)(c)	1,121,000	1,068,700
8.63%, 06/15/32 (a)(c)	560,000	551,152
Univision Communications, Inc.
8.00%, 08/15/28 (a)(c)	1,578,000	1,639,064
4.50%, 05/01/29 (a)(c)	1,225,000	1,149,902
7.38%, 06/30/30 (a)(c)	805,000	810,036
8.50%, 07/31/31 (a)(c)	1,233,000	1,271,656
9.38%, 08/01/32 (a)(c)	1,475,000	1,554,233
Urban One, Inc.
7.38%, 02/01/28 (a)(c)	483,000	246,960
Viasat, Inc.
5.63%, 04/15/27 (a)(c)	312,000	311,546
6.50%, 07/15/28 (a)(c)(e)	558,000	543,670
7.50%, 05/30/31 (a)(c)	785,000	737,887
Virgin Media Finance PLC
5.00%, 07/15/30 (a)(c)	842,000	770,912
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (a)(c)	1,489,000	1,467,131
4.50%, 08/15/30 (a)(c)	924,000	868,022
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/28 (a)(c)	677,000	663,335
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (a)(c)	1,230,000	1,136,240
4.75%, 07/15/31 (a)(c)	1,317,000	1,232,365
7.75%, 04/15/32 (a)(c)	1,055,000	1,104,909
Vodafone Group PLC
7.00%, 04/04/79 (a)(b)	1,657,000	1,750,713
3.25%, 06/04/81 (a)(b)	961,000	943,353
4.13%, 06/04/81 (a)(b)	1,085,000	1,006,115
5.13%, 06/04/81 (a)(b)	1,120,000	870,113
VZ Secured Financing BV
5.00%, 01/15/32 (a)(c)	1,772,000	1,574,889
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (a)	1,320,000	1,301,091
4.05%, 03/15/29 (a)(c)	1,418,000	1,348,213
4.28%, 03/15/32 (a)	332,000	263,674
4.28%, 03/15/32 (a)(c)	2,861,000	2,470,831
5.05%, 03/15/42 (a)	4,261,000	2,874,321
5.14%, 03/15/52 (a)(c)	1,175,000	732,683
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%, 10/01/31 (a)(c)	1,533,000	1,595,925
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (a)(c)(e)	1,049,000	1,015,577
6.13%, 03/01/28 (a)(c)	1,134,000	1,054,394
Zegona Finance PLC
8.63%, 07/15/29 (a)(c)	914,000	973,675
Ziggo Bond Co. BV
5.13%, 02/28/30 (a)(c)	440,000	388,822
Ziggo BV
4.88%, 01/15/30 (a)(c)	761,000	714,934
		208,479,658
Consumer Cyclical 17.9%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/28 (a)(c)	1,860,000	1,812,057
4.38%, 01/15/28 (a)(c)	970,000	954,892
3.50%, 02/15/29 (a)(c)	883,000	840,904
6.13%, 06/15/29 (a)(c)	1,196,000	1,226,205
5.63%, 09/15/29 (a)(c)	400,000	405,260
4.00%, 10/15/30 (a)(c)	2,314,000	2,165,739
Adams Homes, Inc.
9.25%, 10/15/28 (a)(c)	478,000	497,556
Adient Global Holdings Ltd.
7.00%, 04/15/28 (a)(c)	825,000	850,611
8.25%, 04/15/31 (a)(c)	426,000	448,883
7.50%, 02/15/33 (a)(c)	766,000	798,146
ADT Security Corp.
4.13%, 08/01/29 (a)(c)	870,000	841,766
4.88%, 07/15/32 (c)	939,000	904,260
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	371,000	346,294
5.95%, 03/09/28 (a)(e)	410,000	417,776
3.90%, 04/15/30 (a)	535,000	493,868
7.00%, 08/01/30 (a)(c)	1,000,000	1,026,828
3.50%, 03/15/32 (a)	360,000	314,390
7.38%, 08/01/33 (a)(c)	1,000,000	1,025,805
Affinity Interactive
6.88%, 12/15/27 (a)(c)	616,000	354,406
Allied Universal Holdco LLC
7.88%, 02/15/31 (a)(c)	1,604,000	1,686,855
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (a)(c)	725,000	717,524
6.88%, 06/15/30 (a)(c)	900,000	927,564
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (a)(c)	2,205,000	2,155,151
Allison Transmission, Inc.
4.75%, 10/01/27 (a)(c)	635,000	629,971
5.88%, 06/01/29 (a)(c)	574,000	578,841
3.75%, 01/30/31 (a)(c)	920,000	849,675
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (a)(c)(e)	354,000	286,186
American Axle & Manufacturing, Inc.
6.50%, 04/01/27 (a)	713,000	718,230
6.88%, 07/01/28 (a)	533,000	533,568
5.00%, 10/01/29 (a)(e)	596,000	563,096
ANGI Group LLC
3.88%, 08/15/28 (a)(c)	541,000	509,909
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30 (a)(c)(e)	652,000	642,444
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
17

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 01/15/29 (a)(c)(e)	672,000	625,141
5.25%, 04/15/30 (a)(c)(e)	470,000	412,306
9.75%, 04/15/30 (a)(c)	450,000	478,409
Aptiv Swiss Holdings Ltd.
6.88%, 12/15/54 (a)(b)	599,000	606,912
Aramark Services, Inc.
5.00%, 02/01/28 (a)(c)	1,079,000	1,072,055
Arches Buyer, Inc.
4.25%, 06/01/28 (a)(c)	616,000	599,514
6.13%, 12/01/28 (a)(c)	627,000	608,614
Arko Corp.
5.13%, 11/15/29 (a)(c)	570,000	482,370
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (a)	641,000	633,902
4.63%, 11/15/29 (a)(c)	670,000	652,240
4.75%, 03/01/30 (a)	603,000	589,345
5.00%, 02/15/32 (a)(c)	551,000	530,070
ASGN, Inc.
4.63%, 05/15/28 (a)(c)	532,000	521,059
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (a)(c)	477,000	457,668
6.88%, 08/01/33 (a)(c)	450,000	451,228
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29 (a)(c)	1,103,000	1,073,905
Bath & Body Works, Inc.
5.25%, 02/01/28	559,000	562,338
7.50%, 06/15/29 (a)	1,175,000	1,211,081
6.63%, 10/01/30 (a)(c)	639,000	656,637
6.95%, 03/01/33	347,000	359,617
6.88%, 11/01/35	812,000	846,587
6.75%, 07/01/36	696,000	709,234
Beazer Homes USA, Inc.
5.88%, 10/15/27 (a)	360,000	359,576
7.25%, 10/15/29 (a)	333,000	336,755
7.50%, 03/15/31 (a)(c)	292,000	297,139
Belron U.K. Finance PLC
5.75%, 10/15/29 (a)(c)	1,091,000	1,105,646
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13%, 04/15/29 (a)(c)	419,000	365,202
Boyd Gaming Corp.
4.75%, 12/01/27 (a)	990,000	982,860
4.75%, 06/15/31 (a)(c)	740,000	712,696
Boyne USA, Inc.
4.75%, 05/15/29 (a)(c)	620,000	609,115
Brightstar Lottery PLC
6.25%, 01/15/27 (a)(c)	807,000	815,601
5.25%, 01/15/29 (a)(c)	1,208,000	1,202,097
Brinker International, Inc.
8.25%, 07/15/30 (a)(c)	510,000	542,617
Brink's Co.
4.63%, 10/15/27 (a)(c)	821,000	814,525
6.50%, 06/15/29 (a)(c)	454,000	467,213
6.75%, 06/15/32 (a)(c)	386,000	400,174
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/27 (a)(c)	500,000	498,421
5.00%, 06/15/29 (a)(c)	579,000	543,273
4.88%, 02/15/30 (a)(c)	444,000	407,645
Caesars Entertainment, Inc.
4.63%, 10/15/29 (a)(c)	1,082,000	1,032,517
7.00%, 02/15/30 (a)(c)	2,054,000	2,125,362
6.50%, 02/15/32 (a)(c)	1,589,000	1,630,010
6.00%, 10/15/32 (a)(c)(e)	1,159,000	1,137,093
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Carnival Corp.
6.00%, 05/01/29 (a)(c)	2,446,000	2,479,246
5.75%, 03/15/30 (a)(c)	1,168,000	1,198,166
5.88%, 06/15/31 (a)(c)	1,130,000	1,159,120
5.75%, 08/01/32 (a)(c)	2,000,000	2,035,500
6.13%, 02/15/33 (a)(c)	2,213,000	2,273,922
Carriage Services, Inc.
4.25%, 05/15/29 (a)(c)	509,000	480,657
Cars.com, Inc.
6.38%, 11/01/28 (a)(c)	368,000	368,927
Century Communities, Inc.
6.75%, 06/01/27 (a)	680,000	681,853
3.88%, 08/15/29 (a)(c)	319,000	297,395
Champions Financing, Inc.
8.75%, 02/15/29 (a)(c)(e)	688,000	658,834
Churchill Downs, Inc.
5.50%, 04/01/27 (a)(c)	840,000	840,105
4.75%, 01/15/28 (a)(c)	784,000	776,059
5.75%, 04/01/30 (a)(c)	1,034,000	1,034,810
6.75%, 05/01/31 (a)(c)	582,000	598,893
Cinemark USA, Inc.
5.25%, 07/15/28 (a)(c)	877,000	872,200
7.00%, 08/01/32 (a)(c)	445,000	461,390
Clarios Global LP/Clarios U.S. Finance Co.
8.50%, 05/15/27 (a)(c)	144,000	144,876
6.75%, 05/15/28 (a)(c)	905,000	925,765
6.75%, 02/15/30 (a)(c)	884,000	916,571
CoreCivic, Inc.
8.25%, 04/15/29 (a)	695,000	736,038
Cougar JV Subsidiary LLC
8.00%, 05/15/32 (a)(c)	650,000	689,610
Crocs, Inc.
4.25%, 03/15/29 (a)(c)	351,000	334,703
4.13%, 08/15/31 (a)(c)	351,000	315,783
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (a)(c)	549,000	554,760
8.88%, 09/01/31 (a)(c)	512,000	549,379
Dana, Inc.
5.38%, 11/15/27 (a)	738,000	737,325
5.63%, 06/15/28 (a)	353,000	353,043
4.25%, 09/01/30 (a)	528,000	522,357
4.50%, 02/15/32 (a)	439,000	431,948
Dealer Tire LLC/DT Issuer LLC
8.00%, 02/01/28 (a)(c)	619,000	600,717
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/29 (a)(c)	658,000	571,885
Dream Finders Homes, Inc.
8.25%, 08/15/28 (a)(c)	400,000	415,682
EG Global Finance PLC
12.00%, 11/30/28 (a)(c)	819,000	905,454
Empire Communities Corp.
9.75%, 05/01/29 (a)(c)	592,000	604,580
Empire Resorts, Inc.
7.75%, 11/01/26 (a)(c)	385,000	385,020
Evergreen Acqco 1 LP/TVI, Inc.
9.75%, 04/26/28 (a)(c)	563,000	587,145
EZCORP, Inc.
7.38%, 04/01/32 (a)(c)	423,000	447,060
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29 (a)(c)	751,000	718,411
6.75%, 01/15/30 (a)(c)	921,000	866,919
Foot Locker, Inc.
4.00%, 10/01/29 (a)(c)	412,000	394,807
See financial notes
18
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Forestar Group, Inc.
5.00%, 03/01/28 (a)(c)	409,000	406,842
6.50%, 03/15/33 (a)(c)	481,000	490,667
Forvia SE
8.00%, 06/15/30 (a)(c)	400,000	422,312
Full House Resorts, Inc.
8.25%, 02/15/28 (a)(c)	477,000	457,033
Gap, Inc.
3.63%, 10/01/29 (a)(c)	843,000	791,346
3.88%, 10/01/31 (a)(c)	1,093,000	990,607
Garda World Security Corp.
4.63%, 02/15/27 (a)(c)	531,000	527,581
7.75%, 02/15/28 (a)(c)	471,000	486,223
6.00%, 06/01/29 (a)(c)	735,000	729,577
8.25%, 08/01/32 (a)(c)	715,000	744,073
8.38%, 11/15/32 (a)(c)	800,000	835,117
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 05/31/32 (a)(c)	593,000	620,448
Genting New York LLC/GENNY Capital, Inc.
7.25%, 10/01/29 (a)(c)	525,000	545,569
GEO Group, Inc.
8.63%, 04/15/29 (a)	819,000	866,691
10.25%, 04/15/31 (a)	632,000	697,130
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29 (a)(c)	632,000	587,584
11.50%, 08/15/29 (a)(c)	561,000	556,612
8.75%, 01/15/32 (a)(c)	497,000	439,100
Goodyear Tire & Rubber Co.
4.88%, 03/15/27 (a)	773,000	768,030
5.00%, 07/15/29 (a)	727,000	705,409
6.63%, 07/15/30 (a)	395,000	402,157
5.25%, 04/30/31 (a)	627,000	595,507
5.25%, 07/15/31 (a)(e)	881,000	837,180
5.63%, 04/30/33 (a)(e)	525,000	493,770
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.
7.00%, 08/15/28 (a)(c)	356,000	210,435
Great Canadian Gaming Corp./Raptor LLC
8.75%, 11/15/29 (a)(c)	604,000	576,933
Group 1 Automotive, Inc.
4.00%, 08/15/28 (a)(c)	804,000	780,684
6.38%, 01/15/30 (a)(c)	571,000	586,127
GrubHub Holdings, Inc.
5.50%, 07/01/27 (a)(c)(e)	624,000	622,511
Hanesbrands, Inc.
9.00%, 02/15/31 (a)(c)(e)	600,000	638,471
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28 (a)(c)	455,000	456,120
5.88%, 04/01/29 (a)(c)	723,000	736,708
3.75%, 05/01/29 (a)(c)	775,000	743,741
4.88%, 01/15/30 (a)	1,171,000	1,168,505
4.00%, 05/01/31 (a)(c)	1,084,000	1,021,847
3.63%, 02/15/32 (a)(c)	1,375,000	1,255,915
6.13%, 04/01/32 (a)(c)	585,000	601,191
5.88%, 03/15/33 (a)(c)	1,126,000	1,149,824
5.75%, 09/15/33 (a)(c)	700,000	706,212
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/29 (a)(c)	903,000	873,929
4.88%, 07/01/31 (a)(c)	517,000	481,721
6.63%, 01/15/32 (a)(c)	914,000	933,214
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/27 (a)	748,000	746,481
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)(c)	564,000	547,344
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (a)(c)	715,000	708,263
5.88%, 01/15/28 (a)(c)	400,000	400,766
5.50%, 07/15/29 (a)(c)(e)	639,000	638,807
JB Poindexter & Co., Inc.
8.75%, 12/15/31 (a)(c)	602,000	622,493
K Hovnanian Enterprises, Inc.
11.75%, 09/30/29 (a)(c)	653,000	706,853
KB Home
6.88%, 06/15/27 (a)	317,000	323,857
4.80%, 11/15/29 (a)	356,000	349,806
7.25%, 07/15/30 (a)	479,000	493,455
4.00%, 06/15/31 (a)	327,000	304,476
Ken Garff Automotive LLC
4.88%, 09/15/28 (a)(c)	573,000	563,867
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (a)(c)	859,000	858,306
Kohl's Corp.
10.00%, 06/01/30 (a)(c)	399,000	428,964
5.13%, 05/01/31 (a)	467,000	369,773
5.55%, 07/17/45 (a)	550,000	340,068
Kontoor Brands, Inc.
4.13%, 11/15/29 (a)(c)	537,000	506,728
Korn Ferry
4.63%, 12/15/27 (a)(c)	554,000	545,226
LCM Investments Holdings II LLC
4.88%, 05/01/29 (a)(c)	745,000	732,068
8.25%, 08/01/31 (a)(c)	637,000	675,830
Levi Strauss & Co.
3.50%, 03/01/31 (a)(c)	608,000	561,470
LGI Homes, Inc.
8.75%, 12/15/28 (a)(c)	452,000	473,743
4.00%, 07/15/29 (a)(c)	479,000	438,330
7.00%, 11/15/32 (a)(c)	489,000	477,464
Liberty Interactive LLC
8.50%, 07/15/29	429,000	61,304
8.25%, 02/01/30	395,000	54,313
Life Time, Inc.
6.00%, 11/15/31 (a)(c)	483,000	488,439
Light & Wonder International, Inc.
7.00%, 05/15/28 (a)(c)	573,000	575,291
7.25%, 11/15/29 (a)(c)	411,000	421,902
7.50%, 09/01/31 (a)(c)	568,000	593,289
Lindblad Expeditions LLC
7.00%, 09/15/30 (a)(c)	700,000	717,389
Lithia Motors, Inc.
4.63%, 12/15/27 (a)(c)	548,000	543,373
3.88%, 06/01/29 (a)(c)	865,000	829,979
4.38%, 01/15/31 (a)(c)	463,000	440,341
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)(c)	1,305,000	1,319,504
4.75%, 10/15/27 (a)(c)	1,015,000	1,007,183
3.75%, 01/15/28 (a)(c)	767,000	747,917
M/I Homes, Inc.
4.95%, 02/01/28 (a)	318,000	314,899
3.95%, 02/15/30 (a)	364,000	342,642
Macy's Retail Holdings LLC
6.13%, 03/15/32 (a)(c)	404,000	394,766
7.38%, 08/01/33 (a)(c)	475,000	488,315
4.50%, 12/15/34 (a)	502,000	418,894
5.13%, 01/15/42 (a)	401,000	292,647
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
19

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28 (a)	260,000	255,248
4.50%, 06/15/29 (a)(c)(e)	343,000	331,708
Match Group Holdings II LLC
5.00%, 12/15/27 (a)(c)	546,000	543,454
4.63%, 06/01/28 (a)(c)	526,000	518,400
5.63%, 02/15/29 (a)(c)	339,000	339,551
4.13%, 08/01/30 (a)(c)	598,000	563,517
3.63%, 10/01/31 (a)(c)	456,000	411,873
6.13%, 09/15/33 (a)(c)	725,000	733,459
Mattamy Group Corp.
5.25%, 12/15/27 (a)(c)	728,000	726,041
4.63%, 03/01/30 (a)(c)	619,000	593,387
Matthews International Corp.
8.63%, 10/01/27 (a)(c)	461,000	478,140
Mavis Tire Express Services Topco Corp.
6.50%, 05/15/29 (a)(c)	533,000	532,976
Merlin Entertainments Group U.S. Holdings, Inc.
7.38%, 02/15/31 (a)(c)	578,000	494,587
MGM Resorts International
4.63%, 09/01/26 (a)	730,000	725,656
5.50%, 04/15/27 (a)	1,010,000	1,016,384
4.75%, 10/15/28 (a)	754,000	750,982
6.13%, 09/15/29 (a)	237,000	242,210
6.50%, 04/15/32 (a)	893,000	917,000
Michaels Cos., Inc.
5.25%, 05/01/28 (a)(c)	964,000	765,628
7.88%, 05/01/29 (a)(c)	1,033,000	705,481
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/29 (a)(c)	581,000	562,439
Millrose Properties, Inc.
6.38%, 08/01/30 (a)(c)	1,250,000	1,262,094
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30 (a)(c)	820,000	847,958
11.88%, 04/15/31 (a)(c)	673,000	709,498
Motion Bondco DAC
6.63%, 11/15/27 (a)(c)	420,000	396,142
Motion Finco SARL
8.38%, 02/15/32 (a)(c)	479,000	413,526
Murphy Oil USA, Inc.
4.75%, 09/15/29 (a)	527,000	518,752
3.75%, 02/15/31 (a)(c)	757,000	701,551
NCL Corp. Ltd.
5.88%, 02/15/27 (a)(c)	418,000	419,139
8.13%, 01/15/29 (a)(c)	1,149,000	1,209,005
7.75%, 02/15/29 (a)(c)	399,000	426,480
6.25%, 03/01/30 (a)(c)	966,000	980,984
6.75%, 02/01/32 (a)(c)	1,700,000	1,754,295
NCL Finance Ltd.
6.13%, 03/15/28 (a)(c)	345,000	350,127
New Flyer Holdings, Inc.
9.25%, 07/01/30 (a)(c)	655,000	703,120
New Home Co., Inc.
9.25%, 10/01/29 (a)(c)	334,000	353,135
8.50%, 11/01/30 (a)(c)	332,000	344,754
Newmark Group, Inc.
7.50%, 01/12/29 (a)	419,000	448,301
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/26 (c)	701,000	706,205
1.85%, 09/16/26 (a)(c)	722,000	694,815
5.30%, 09/13/27 (c)	334,000	332,552
2.75%, 03/09/28 (a)(c)	810,000	755,272
2.45%, 09/15/28 (a)(c)	604,000	549,222
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.05%, 09/15/28 (a)(c)	780,000	807,593
5.55%, 09/13/29 (a)(c)	429,000	424,938
Nissan Motor Co. Ltd.
4.35%, 09/17/27 (a)(c)	1,718,000	1,680,638
7.50%, 07/17/30 (a)(c)	1,200,000	1,254,592
4.81%, 09/17/30 (a)(c)	2,496,000	2,333,584
7.75%, 07/17/32 (a)(c)	734,000	769,340
8.13%, 07/17/35 (a)(c)	1,398,000	1,482,063
Nordstrom, Inc.
4.00%, 03/15/27 (a)	442,000	431,451
6.95%, 03/15/28	278,000	286,866
4.38%, 04/01/30 (a)	464,000	429,633
4.25%, 08/01/31 (a)	490,000	434,091
5.00%, 01/15/44 (a)	1,087,000	744,089
Odeon Finco PLC
12.75%, 11/01/27 (a)(c)	663,000	687,767
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
8.00%, 08/01/30 (a)(c)	420,000	423,377
OT Midco Ltd.
10.00%, 02/15/30 (a)(c)	626,000	429,265
Papa John's International, Inc.
3.88%, 09/15/29 (a)(c)	901,000	869,454
Parkland Corp.
5.88%, 07/15/27 (a)(c)	798,000	797,994
4.50%, 10/01/29 (a)(c)	792,000	769,628
4.63%, 05/01/30 (a)(c)	750,000	726,427
6.63%, 08/15/32 (a)(c)	284,000	292,699
Penn Entertainment, Inc.
5.63%, 01/15/27 (a)(c)	618,000	617,777
4.13%, 07/01/29 (a)(c)	409,000	381,514
Penske Automotive Group, Inc.
3.75%, 06/15/29 (a)(c)	531,000	506,701
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32 (a)	1,975,000	1,959,437
10.00%, 09/15/33 (a)	750,000	736,532
Phinia, Inc.
6.75%, 04/15/29 (a)(c)	493,000	509,516
6.63%, 10/15/32 (a)(c)	471,000	484,112
PM General Purchaser LLC
9.50%, 10/01/28 (a)(c)	781,000	620,078
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (a)(c)	687,000	401,036
5.88%, 09/01/31 (a)(c)	678,000	394,088
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/27 (a)(c)	830,000	804,816
6.25%, 01/15/28 (a)(c)	1,067,000	1,067,661
QVC, Inc.
6.88%, 04/15/29 (a)	607,000	294,938
5.45%, 08/15/34 (a)	375,000	178,077
5.95%, 03/15/43	299,000	138,101
Raising Cane's Restaurants LLC
9.38%, 05/01/29 (a)(c)	547,000	577,283
Rakuten Group, Inc.
11.25%, 02/15/27 (c)	1,583,000	1,713,036
9.75%, 04/15/29 (c)	2,030,000	2,266,786
8.13%, 12/15/29 (a)(b)(c)(d)	925,000	951,523
6.25%, 04/22/31 (a)(b)(c)(d)	767,000	722,557
Raven Acquisition Holdings LLC
6.88%, 11/15/31 (a)(c)	1,323,000	1,351,067
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/29 (a)(c)	850,000	622,616
See financial notes
20
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29 (a)(c)	725,000	652,386
8.45%, 07/27/30 (a)(c)	400,000	402,464
4.63%, 04/06/31 (a)(c)	400,000	337,586
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.63%, 02/01/33 (a)(c)	500,000	505,953
S&S Holdings LLC
8.38%, 10/01/31 (a)(c)	698,000	656,171
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 03/01/32 (a)(e)	565,000	586,768
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 03/01/30 (a)(c)	811,000	778,904
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/29 (a)(c)	707,000	694,476
Service Corp. International
4.63%, 12/15/27 (a)	340,000	338,501
5.13%, 06/01/29 (a)	1,088,000	1,082,537
3.38%, 08/15/30 (a)	885,000	818,320
4.00%, 05/15/31 (a)	702,000	660,434
5.75%, 10/15/32 (a)	857,000	866,587
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (a)	408,000	402,818
4.75%, 04/01/29 (a)	277,000	270,650
Signal Parent, Inc.
6.13%, 04/01/29 (a)(c)	503,000	183,595
Six Flags Entertainment Corp.
5.50%, 04/15/27 (a)(c)	806,000	804,363
7.25%, 05/15/31 (a)(c)	830,000	834,607
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada's Wonderland Co.
6.63%, 05/01/32 (a)(c)	703,000	714,864
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.38%, 04/15/27 (a)	722,000	718,995
6.50%, 10/01/28 (a)	615,000	619,065
5.25%, 07/15/29 (a)	485,000	469,919
Sonic Automotive, Inc.
4.63%, 11/15/29 (a)(c)	601,000	584,643
4.88%, 11/15/31 (a)(c)	536,000	512,565
Sotheby's
7.38%, 10/15/27 (a)(c)	749,000	744,501
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/29 (a)(c)	509,000	466,029
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/27 (a)(c)	552,000	548,182
Staples, Inc.
10.75%, 09/01/29 (a)(c)	2,560,000	2,464,000
12.75%, 01/15/30 (a)(c)	902,800	647,130
Station Casinos LLC
4.50%, 02/15/28 (a)(c)	663,000	653,907
4.63%, 12/01/31 (a)(c)	615,000	582,358
6.63%, 03/15/32 (a)(c)	574,000	590,754
STL Holding Co. LLC
8.75%, 02/15/29 (a)(c)	449,000	471,661
StoneMor, Inc.
8.50%, 05/15/29 (a)(c)	404,000	390,130
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (a)(c)	613,000	618,966
5.75%, 01/15/28 (a)(c)	557,000	564,403
5.13%, 08/01/30 (a)(c)	454,000	453,004
Tenneco, Inc.
8.00%, 11/17/28 (a)(c)	1,244,000	1,244,825
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TKC Holdings, Inc.
6.88%, 05/15/28 (a)(c)	618,000	621,740
10.50%, 05/15/29 (a)(c)	508,000	519,336
Travel & Leisure Co.
6.00%, 04/01/27 (a)	448,000	454,142
4.50%, 12/01/29 (a)(c)	610,000	591,305
4.63%, 03/01/30 (a)(c)	480,000	462,701
6.13%, 09/01/33 (a)(c)	500,000	502,172
Tri Pointe Homes, Inc.
5.70%, 06/15/28 (a)	452,000	460,955
TriNet Group, Inc.
3.50%, 03/01/29 (a)(c)	473,000	443,244
7.13%, 08/15/31 (a)(c)	545,000	567,114
Under Armour, Inc.
7.25%, 07/15/30 (a)(c)	501,000	501,474
Universal Entertainment Corp.
9.88%, 08/01/29 (a)(c)	200,000	197,007
Upbound Group, Inc.
6.38%, 02/15/29 (a)(c)	573,000	562,418
Vail Resorts, Inc.
5.63%, 07/15/30 (a)(c)	200,000	202,791
6.50%, 05/15/32 (a)(c)	566,000	586,611
Valvoline, Inc.
3.63%, 06/15/31 (a)(c)	516,000	471,048
VF Corp.
2.80%, 04/23/27 (a)	459,000	443,505
2.95%, 04/23/30 (a)	931,000	812,903
6.00%, 10/15/33	392,000	372,525
6.45%, 11/01/37	268,000	247,776
Victoria's Secret & Co.
4.63%, 07/15/29 (a)(c)	684,000	649,842
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/29 (a)(c)	527,000	552,607
Viking Cruises Ltd.
5.88%, 09/15/27 (a)(c)	1,042,000	1,042,814
7.00%, 02/15/29 (a)(c)	475,000	478,536
9.13%, 07/15/31 (a)(c)	698,000	752,466
Viking Ocean Cruises Ship VII Ltd.
5.63%, 02/15/29 (a)(c)	367,000	367,562
VOC Escrow Ltd.
5.00%, 02/15/28 (a)(c)	729,000	725,243
Voyager Parent LLC
9.25%, 07/01/32 (a)(c)	1,748,000	1,845,883
VT Topco, Inc.
8.50%, 08/15/30 (a)(c)	485,000	517,929
Wabash National Corp.
4.50%, 10/15/28 (a)(c)	543,000	499,033
Wand NewCo 3, Inc.
7.63%, 01/30/32 (a)(c)	1,311,000	1,390,452
Wayfair LLC
7.25%, 10/31/29 (a)(c)	786,000	803,393
7.75%, 09/15/30 (a)(c)	854,000	884,449
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/28 (a)(c)	396,000	386,910
William Carter Co.
5.63%, 03/15/27 (a)(c)	705,000	705,219
Wolverine World Wide, Inc.
4.00%, 08/15/29 (a)(c)	637,000	586,575
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (a)(c)	277,000	270,620
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (a)(c)	723,000	723,934
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
21

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (a)(c)	901,000	899,842
7.13%, 02/15/31 (a)(c)	940,000	1,012,419
6.25%, 03/15/33 (a)(c)	798,000	808,329
Yum! Brands, Inc.
4.75%, 01/15/30 (a)(c)	1,009,000	1,001,573
3.63%, 03/15/31 (a)	592,000	551,042
4.63%, 01/31/32 (a)	867,000	838,672
5.38%, 04/01/32 (a)	1,152,000	1,159,881
6.88%, 11/15/37	605,000	658,902
ZF North America Capital, Inc.
6.88%, 04/14/28 (a)(c)	634,000	642,645
7.13%, 04/14/30 (a)(c)	670,000	667,566
6.75%, 04/23/30 (a)(c)	774,000	755,428
6.88%, 04/23/32 (a)(c)	771,000	739,876
ZipRecruiter, Inc.
5.00%, 01/15/30 (a)(c)	676,000	548,276
		256,270,317
Consumer Non-Cyclical 11.5%
1261229 BC Ltd.
10.00%, 04/15/32 (a)(c)	4,991,000	5,186,378
180 Medical, Inc.
3.88%, 10/15/29 (a)(c)	595,000	572,171
Acadia Healthcare Co., Inc.
5.50%, 07/01/28 (a)(c)	481,000	478,945
5.00%, 04/15/29 (a)(c)	589,000	576,180
7.38%, 03/15/33 (a)(c)(e)	459,000	478,569
ACCO Brands Corp.
4.25%, 03/15/29 (a)(c)	647,000	581,298
Acushnet Co.
7.38%, 10/15/28 (a)(c)	346,000	362,574
AdaptHealth LLC
6.13%, 08/01/28 (a)(c)	744,000	741,553
4.63%, 08/01/29 (a)(c)	570,000	539,431
5.13%, 03/01/30 (a)(c)	533,000	508,850
AHP Health Partners, Inc.
5.75%, 07/15/29 (a)(c)	326,000	324,753
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/27 (a)(c)	1,475,000	1,467,223
5.88%, 02/15/28 (a)(c)	990,000	990,508
6.50%, 02/15/28 (a)(c)	561,000	572,198
3.50%, 03/15/29 (a)(c)	989,000	941,230
4.88%, 02/15/30 (a)(c)	1,115,000	1,099,080
6.25%, 03/15/33 (a)(c)	755,000	773,125
Amer Sports Co.
6.75%, 02/16/31 (a)(c)	873,000	910,735
AMN Healthcare, Inc.
4.63%, 10/01/27 (a)(c)	638,000	628,179
4.00%, 04/15/29 (a)(c)	398,000	372,209
Amneal Pharmaceuticals LLC
6.88%, 08/01/32 (a)(c)	400,000	412,066
Aragvi Finance International DAC
11.13%, 11/20/29 (a)(c)	508,000	513,479
Avantor Funding, Inc.
4.63%, 07/15/28 (a)(c)	1,501,000	1,478,203
3.88%, 11/01/29 (a)(c)	844,000	802,454
B&G Foods, Inc.
5.25%, 09/15/27 (a)(e)	751,000	718,979
8.00%, 09/15/28 (a)(c)	804,000	791,232
Bausch & Lomb Corp.
8.38%, 10/01/28 (a)(c)	1,289,000	1,344,298
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bausch Health Americas, Inc.
8.50%, 01/31/27 (a)(c)(e)	402,000	401,373
Bausch Health Cos., Inc.
5.00%, 01/30/28 (a)(c)(e)	329,000	286,974
4.88%, 06/01/28 (a)(c)	1,322,000	1,194,407
11.00%, 09/30/28 (c)(e)	1,678,000	1,761,371
5.00%, 02/15/29 (a)(c)(e)	454,000	348,549
6.25%, 02/15/29 (a)(c)	860,000	677,250
7.25%, 05/30/29 (a)(c)(e)	352,000	277,140
5.25%, 01/30/30 (a)(c)	582,000	424,310
14.00%, 10/15/30 (a)(c)	251,000	241,172
5.25%, 02/15/31 (a)(c)(e)	389,000	262,923
BellRing Brands, Inc.
7.00%, 03/15/30 (a)(c)	766,000	792,795
C&S Group Enterprises LLC
5.00%, 12/15/28 (a)(c)	531,000	483,382
CD&R Smokey Buyer, Inc./Radio Systems Corp.
9.50%, 10/15/29 (a)(c)	798,000	608,930
Central Garden & Pet Co.
5.13%, 02/01/28 (a)	694,000	692,952
4.13%, 10/15/30 (a)	407,000	385,308
4.13%, 04/30/31 (a)(c)	333,000	310,605
Champ Acquisition Corp.
8.38%, 12/01/31 (a)(c)	476,000	507,189
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (a)(c)	616,000	602,048
3.75%, 03/15/29 (a)(c)	506,000	480,099
4.00%, 03/15/31 (a)(c)	419,000	387,899
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28 (a)(c)	666,000	657,170
7.63%, 07/01/29 (a)(c)	1,093,000	1,142,479
CHS/Community Health Systems, Inc.
6.00%, 01/15/29 (a)(c)	944,000	911,020
6.88%, 04/15/29 (a)(c)	1,086,000	864,427
6.13%, 04/01/30 (a)(c)	1,135,000	816,766
5.25%, 05/15/30 (a)(c)	1,719,000	1,542,407
4.75%, 02/15/31 (a)(c)	1,092,000	931,830
10.88%, 01/15/32 (a)(c)	2,355,000	2,495,078
9.75%, 01/15/34 (a)(c)	1,800,000	1,825,268
Concentra Health Services, Inc.
6.88%, 07/15/32 (a)(c)	674,000	699,547
CVS Health Corp.
6.75%, 12/10/54 (a)(b)	1,030,000	1,046,694
7.00%, 03/10/55 (a)(b)	1,530,000	1,596,720
Darling Ingredients, Inc.
5.25%, 04/15/27 (a)(c)	730,000	728,880
6.00%, 06/15/30 (a)(c)	987,000	998,526
DaVita, Inc.
4.63%, 06/01/30 (a)(c)	2,446,000	2,356,658
3.75%, 02/15/31 (a)(c)	1,523,000	1,390,695
6.88%, 09/01/32 (a)(c)	1,215,000	1,257,880
6.75%, 07/15/33 (a)	1,184,000	1,228,048
Dentsply Sirona, Inc.
8.38%, 09/12/55 (a)(b)	543,000	554,075
Edgewell Personal Care Co.
5.50%, 06/01/28 (a)(c)	793,000	789,789
4.13%, 04/01/29 (a)(c)	444,000	422,994
Elanco Animal Health, Inc.
6.65%, 08/28/28 (a)	777,000	810,884
Embecta Corp.
5.00%, 02/15/30 (a)(c)	545,000	511,298
Emergent BioSolutions, Inc.
3.88%, 08/15/28 (a)(c)(e)	644,000	539,834
See financial notes
22
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Encompass Health Corp.
4.50%, 02/01/28 (a)	939,000	930,589
4.75%, 02/01/30 (a)	678,000	668,824
4.63%, 04/01/31 (a)	622,000	603,467
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (a)(c)	1,020,000	1,087,174
Energizer Holdings, Inc.
6.50%, 12/31/27 (a)(c)	560,000	565,508
4.75%, 06/15/28 (a)(c)	593,000	583,783
4.38%, 03/31/29 (a)(c)	728,000	697,677
Fiesta Purchaser, Inc.
7.88%, 03/01/31 (a)(c)	534,000	567,308
9.63%, 09/15/32 (a)(c)(e)	387,000	416,764
Fortrea Holdings, Inc.
7.50%, 07/01/30 (a)(c)(e)	665,000	634,394
Froneri Lux FinCo SARL
6.00%, 08/01/32 (c)	304,000	305,915
Grifols SA
4.75%, 10/15/28 (a)(c)	670,000	649,828
HAH Group Holding Co. LLC
9.75%, 10/01/31 (a)(c)	624,000	577,350
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/28 (a)(c)	211,000	224,243
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 04/15/29 (a)(c)	1,325,000	1,444,288
4.88%, 06/01/29 (a)(c)	483,000	425,321
Hologic, Inc.
4.63%, 02/01/28 (a)(c)	569,000	563,882
3.25%, 02/15/29 (a)(c)	1,049,000	1,002,877
Ingles Markets, Inc.
4.00%, 06/15/31 (a)(c)	452,000	423,941
Insulet Corp.
6.50%, 04/01/33 (a)(c)	418,000	433,712
IQVIA, Inc.
5.00%, 10/15/26 (a)(c)	1,076,000	1,075,711
5.00%, 05/15/27 (a)(c)	853,000	850,092
6.50%, 05/15/30 (a)(c)	611,000	634,038
6.25%, 06/01/32 (a)(c)	1,996,000	2,060,006
Jazz Securities DAC
4.38%, 01/15/29 (a)(c)	1,466,000	1,436,059
Kedrion SpA
6.50%, 09/01/29 (a)(c)	731,000	718,460
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.00%, 02/15/29 (a)(c)	1,021,000	1,076,102
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31 (a)(c)	581,000	434,298
10.75%, 06/30/32 (a)(c)(e)	430,000	217,634
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (a)(c)	636,000	633,951
4.13%, 01/31/30 (a)(c)	619,000	593,910
4.38%, 01/31/32 (a)(c)	907,000	853,787
LifePoint Health, Inc.
5.38%, 01/15/29 (a)(c)	479,000	455,596
9.88%, 08/15/30 (a)(c)	600,000	650,413
11.00%, 10/15/30 (a)(c)	994,000	1,097,003
8.38%, 02/15/32 (a)(c)	660,000	699,956
10.00%, 06/01/32 (a)(c)	1,017,000	1,048,672
MajorDrive Holdings IV LLC
6.38%, 06/01/29 (a)(c)	515,000	416,734
Medline Borrower LP
3.88%, 04/01/29 (a)(c)	3,883,000	3,731,065
5.25%, 10/01/29 (a)(c)	2,788,000	2,762,749
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25%, 04/01/29 (a)(c)	1,778,000	1,828,753
MPH Acquisition Holdings LLC
5.75%, 12/31/30 (a)(c)	848,000	742,496
Neogen Food Safety Corp.
8.63%, 07/20/30 (a)(c)	544,000	570,326
Newell Brands, Inc.
6.38%, 09/15/27 (a)	509,000	516,218
8.50%, 06/01/28 (a)(c)	825,000	873,036
6.63%, 09/15/29 (a)	606,000	610,081
6.38%, 05/15/30 (a)	757,000	748,468
6.63%, 05/15/32 (a)(e)	612,000	598,927
6.88%, 04/01/36 (a)	512,000	501,164
7.00%, 04/01/46 (a)	759,000	660,794
Opal Bidco SAS
6.50%, 03/31/32 (a)(c)	1,090,000	1,109,891
Option Care Health, Inc.
4.38%, 10/31/29 (a)(c)	503,000	485,451
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (a)(c)	958,000	918,129
5.13%, 04/30/31 (a)(c)	1,796,000	1,540,328
6.75%, 05/15/34 (a)(c)	824,000	781,127
7.88%, 05/15/34 (a)(c)	683,000	616,581
Owens & Minor, Inc.
4.50%, 03/31/29 (a)(c)(e)	591,000	502,524
6.63%, 04/01/30 (a)(c)(e)	638,000	553,983
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.75%, 04/17/32 (a)(c)	475,000	454,328
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (a)(c)	732,000	724,647
Performance Food Group, Inc.
5.50%, 10/15/27 (a)(c)	1,162,000	1,161,153
4.25%, 08/01/29 (a)(c)	998,000	967,171
6.13%, 09/15/32 (a)(c)	984,000	1,008,370
Perrigo Finance Unlimited Co.
4.90%, 06/15/30 (a)	817,000	800,068
6.13%, 09/30/32 (a)	553,000	556,944
4.90%, 12/15/44 (a)	516,000	411,812
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	786,000	758,003
3.50%, 03/01/32 (a)	1,132,000	1,025,162
6.25%, 07/01/33 (a)	1,089,000	1,149,254
6.88%, 05/15/34 (a)	561,000	615,187
Post Holdings, Inc.
5.50%, 12/15/29 (a)(c)	1,130,000	1,127,294
4.63%, 04/15/30 (a)(c)	1,429,000	1,379,368
4.50%, 09/15/31 (a)(c)	1,046,000	976,392
6.25%, 02/15/32 (a)(c)	1,088,000	1,119,025
6.38%, 03/01/33 (a)(c)	1,186,000	1,201,008
6.25%, 10/15/34 (a)(c)	689,000	694,803
Prestige Brands, Inc.
5.13%, 01/15/28 (a)(c)	678,000	674,138
3.75%, 04/01/31 (a)(c)	636,000	586,532
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (a)(c)	1,513,000	1,562,672
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.25%, 04/01/29 (a)(c)	410,000	413,221
4.38%, 04/30/29 (a)(c)	687,000	664,945
Radiology Partners, Inc.
8.50%, 07/15/32 (a)(c)	669,000	683,792
Safeway, Inc.
7.25%, 02/01/31	192,000	207,328
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
23

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Scotts Miracle-Gro Co.
5.25%, 12/15/26 (a)	768,000	767,624
4.50%, 10/15/29 (a)	261,000	252,394
4.00%, 04/01/31 (a)	582,000	536,029
4.38%, 02/01/32 (a)	296,000	273,498
Select Medical Corp.
6.25%, 12/01/32 (a)(c)(e)	623,000	627,154
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/29 (a)(c)	639,000	614,315
Somnigroup International, Inc.
4.00%, 04/15/29 (a)(c)	846,000	814,019
3.88%, 10/15/31 (a)(c)	851,000	779,138
Sotera Health Holdings LLC
7.38%, 06/01/31 (a)(c)	652,000	686,160
Spectrum Brands, Inc.
3.88%, 03/15/31 (a)(c)	15,000	12,075
Star Parent, Inc.
9.00%, 10/01/30 (a)(c)	1,098,000	1,163,765
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (a)(c)	759,000	788,099
SWF Holdings I Corp.
6.50%, 10/01/29 (a)(c)	528,000	216,480
Team Health Holdings, Inc.
8.38%, 06/30/28 (a)(c)	400,000	405,246
Teleflex, Inc.
4.63%, 11/15/27 (a)	770,000	762,216
4.25%, 06/01/28 (a)(c)	761,000	746,102
Tenet Healthcare Corp.
6.25%, 02/01/27 (a)	984,000	985,260
5.13%, 11/01/27 (a)	2,212,000	2,207,012
4.63%, 06/15/28 (a)	912,000	902,371
6.13%, 10/01/28 (a)	1,977,000	1,979,663
4.25%, 06/01/29 (a)	1,593,000	1,551,953
4.38%, 01/15/30 (a)	1,505,000	1,462,476
6.13%, 06/15/30 (a)	2,014,000	2,047,346
6.75%, 05/15/31 (a)(c)	1,207,000	1,255,327
6.88%, 11/15/31	401,000	430,857
Thor Industries, Inc.
4.00%, 10/15/29 (a)(c)	478,000	451,967
Toledo Hospital
4.98%, 11/15/45 (a)	326,000	266,851
6.02%, 11/15/48	456,000	424,650
TreeHouse Foods, Inc.
4.00%, 09/01/28 (a)(e)	560,000	520,838
Turning Point Brands, Inc.
7.63%, 03/15/32 (a)(c)	337,000	353,145
U.S. Acute Care Solutions LLC
9.75%, 05/15/29 (a)(c)	1,070,000	1,099,398
U.S. Foods, Inc.
6.88%, 09/15/28 (a)(c)	686,000	707,648
4.75%, 02/15/29 (a)(c)	450,000	443,558
4.63%, 06/01/30 (a)(c)	680,000	665,171
7.25%, 01/15/32 (a)(c)	537,000	564,520
5.75%, 04/15/33 (a)(c)	497,000	499,865
United Natural Foods, Inc.
6.75%, 10/15/28 (a)(c)	541,000	540,568
Varex Imaging Corp.
7.88%, 10/15/27 (a)(c)	405,000	413,272
Viking Baked Goods Acquisition Corp.
8.63%, 11/01/31 (a)(c)	920,000	913,450
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Whirlpool Corp.
4.75%, 02/26/29 (a)	550,000	543,420
6.13%, 06/15/30 (a)	500,000	505,951
2.40%, 05/15/31 (a)	532,000	447,335
5.50%, 03/01/33 (a)	430,000	414,790
6.50%, 06/15/33 (a)	500,000	503,959
5.75%, 03/01/34 (a)	445,000	432,023
4.50%, 06/01/46 (a)	747,000	563,491
4.60%, 05/15/50 (a)	747,000	556,543
		164,844,510
Energy 11.0%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/29 (a)(c)	1,088,000	1,135,625
AltaGas Ltd.
7.20%, 10/15/54 (a)(b)(c)	727,000	738,500
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27 (a)	588,000	587,172
9.38%, 06/01/28 (a)(c)	533,000	550,491
9.50%, 06/01/30 (a)(c)	451,000	472,753
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (a)(c)	691,000	691,264
5.75%, 01/15/28 (a)(c)	894,000	897,023
5.38%, 06/15/29 (a)(c)	853,000	848,445
6.63%, 02/01/32 (a)(c)	469,000	485,333
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 04/01/27 (a)(c)	166,000	166,260
6.25%, 04/01/28 (a)(c)	975,000	978,875
6.63%, 09/01/32 (a)(c)	727,000	745,747
Aris Water Holdings LLC
7.25%, 04/01/30 (a)(c)	677,000	714,827
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
9.00%, 11/01/27 (a)(c)	121,000	146,337
5.88%, 06/30/29 (a)(c)	592,000	591,008
6.63%, 10/15/32 (a)(c)	715,000	728,415
6.63%, 07/15/33 (a)(c)	530,000	538,390
Baytex Energy Corp.
8.50%, 04/30/30 (a)(c)	766,000	782,569
7.38%, 03/15/32 (a)(c)	613,000	599,391
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29 (a)(c)	652,000	680,639
7.25%, 07/15/32 (a)(c)	398,000	422,633
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28 (a)(c)	1,265,927	1,291,118
10.38%, 11/15/30 (a)(c)	626,776	635,122
Bristow Group, Inc.
6.88%, 03/01/28 (a)(c)	504,000	505,199
Buckeye Partners LP
3.95%, 12/01/26 (a)	610,000	603,052
4.50%, 03/01/28 (a)(c)	601,000	591,932
6.88%, 07/01/29 (a)(c)	826,000	856,585
6.75%, 02/01/30 (a)(c)	463,000	481,198
5.85%, 11/15/43 (a)	520,000	466,185
5.60%, 10/15/44 (a)	373,000	323,429
California Resources Corp.
8.25%, 06/15/29 (a)(c)	817,000	844,799
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (a)(c)(e)	333,000	332,426
9.75%, 07/15/28 (a)(c)	373,000	366,414
Caturus Energy LLC
8.50%, 02/15/30 (a)(c)	715,000	742,425
CHC Group LLC
11.75%, 09/01/30 (a)(c)	550,000	548,035
See financial notes
24
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chord Energy Corp.
6.75%, 03/15/33 (a)(c)	660,000	677,329
CITGO Petroleum Corp.
8.38%, 01/15/29 (a)(c)	1,353,000	1,414,445
Civitas Resources, Inc.
5.00%, 10/15/26 (a)(c)	700,000	698,538
8.38%, 07/01/28 (a)(c)	1,054,000	1,095,914
8.63%, 11/01/30 (a)(c)	946,000	985,475
8.75%, 07/01/31 (a)(c)	1,404,000	1,446,081
9.63%, 06/15/33 (a)(c)	833,000	882,211
CNX Midstream Partners LP
4.75%, 04/15/30 (a)(c)	494,000	468,945
CNX Resources Corp.
6.00%, 01/15/29 (a)(c)	502,000	503,422
7.38%, 01/15/31 (a)(c)	487,000	505,393
7.25%, 03/01/32 (a)(c)	600,000	622,975
Comstock Resources, Inc.
6.75%, 03/01/29 (a)(c)	1,994,000	1,966,127
5.88%, 01/15/30 (a)(c)	818,000	768,311
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (a)(c)	1,094,000	1,079,648
7.50%, 12/15/33 (a)(c)	618,000	663,229
Crescent Energy Finance LLC
7.63%, 04/01/32 (a)(c)	1,041,000	1,037,464
7.38%, 01/15/33 (a)(c)	1,178,000	1,151,735
8.38%, 01/15/34 (a)(c)	782,000	794,121
CVR Energy, Inc.
5.75%, 02/15/28 (a)(c)	457,000	445,719
8.50%, 01/15/29 (a)(c)	500,000	505,762
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28 (a)(c)	785,000	788,702
8.63%, 03/15/29 (a)(c)	629,000	657,970
7.38%, 06/30/33 (a)(c)	713,000	713,987
Diamond Foreign Asset Co./Diamond Finance LLC
8.50%, 10/01/30 (a)(c)	409,000	434,087
Enerflex Ltd.
9.00%, 10/15/27 (a)(c)	659,000	678,728
Energean PLC
6.50%, 04/30/27 (a)(c)	447,000	443,044
Energy Transfer LP
8.00%, 05/15/54 (a)(b)	959,000	1,022,328
7.13%, 10/01/54 (a)(b)	413,000	426,948
6.50%, 02/15/56 (a)(b)	1,210,000	1,205,138
6.75%, 02/15/56 (a)(b)	800,000	798,079
Excelerate Energy LP
8.00%, 05/15/30 (a)(c)	626,000	667,011
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29 (a)(c)	691,000	640,183
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28 (a)	726,000	734,429
8.25%, 01/15/29 (a)	577,000	602,802
8.88%, 04/15/30 (a)	604,000	639,651
7.88%, 05/15/32 (a)	881,000	915,015
8.00%, 05/15/33 (a)	574,000	599,955
Global Marine, Inc.
7.00%, 06/01/28	352,000	328,240
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (a)	325,000	329,583
8.25%, 01/15/32 (a)(c)	540,000	568,042
7.13%, 07/01/33 (a)(c)	471,000	482,444
Gulfport Energy Operating Corp.
6.75%, 09/01/29 (a)(c)	952,000	975,151
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Harvest Midstream I LP
7.50%, 09/01/28 (a)(c)	814,000	823,252
7.50%, 05/15/32 (a)(c)	385,000	396,724
Helix Energy Solutions Group, Inc.
9.75%, 03/01/29 (a)(c)	396,000	412,467
Hess Midstream Operations LP
5.88%, 03/01/28 (a)(c)	750,000	763,041
5.13%, 06/15/28 (a)(c)	664,000	662,946
6.50%, 06/01/29 (a)(c)	712,000	736,642
4.25%, 02/15/30 (a)(c)	797,000	774,414
5.50%, 10/15/30 (a)(c)	617,000	620,755
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/01/28 (a)(c)	673,000	676,958
5.75%, 02/01/29 (a)(c)	631,000	623,281
6.00%, 04/15/30 (a)(c)	538,000	532,770
6.00%, 02/01/31 (a)(c)	529,000	511,010
6.25%, 04/15/32 (a)(c)	490,000	469,461
8.38%, 11/01/33 (a)(c)	695,000	726,265
6.88%, 05/15/34 (a)(c)	646,000	620,514
7.25%, 02/15/35 (a)(c)	791,000	772,341
Howard Midstream Energy Partners LLC
7.38%, 07/15/32 (a)(c)	682,000	711,666
6.63%, 01/15/34 (a)(c)	750,000	762,723
Ithaca Energy North Sea PLC
8.13%, 10/15/29 (a)(c)	585,000	610,305
ITT Holdings LLC
6.50%, 08/01/29 (a)(c)	1,317,000	1,292,271
Karoon USA Finance, Inc.
10.50%, 05/14/29 (a)(c)	382,000	396,762
Kinetik Holdings LP
6.63%, 12/15/28 (a)(c)	967,000	995,470
5.88%, 06/15/30 (a)(c)	781,000	788,177
Kodiak Gas Services LLC
7.25%, 02/15/29 (a)(c)	931,000	963,571
Kraken Oil & Gas Partners LLC
7.63%, 08/15/29 (a)(c)	566,000	563,723
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.88%, 12/01/32 (a)(c)	345,000	354,692
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 02/15/28 (a)(c)	333,000	352,497
Matador Resources Co.
6.88%, 04/15/28 (a)(c)	458,000	468,917
6.50%, 04/15/32 (a)(c)	667,000	677,142
6.25%, 04/15/33 (a)(c)	985,000	994,744
MEG Energy Corp.
5.88%, 02/01/29 (a)(c)	572,000	575,943
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/31 (a)(c)	720,000	712,632
Murphy Oil Corp.
6.00%, 10/01/32 (a)	543,000	529,141
5.88%, 12/01/42 (a)	486,000	408,142
Nabors Industries Ltd.
7.50%, 01/15/28 (a)(c)(e)	486,000	488,274
Nabors Industries, Inc.
7.38%, 05/15/27 (a)(c)	687,000	698,900
9.13%, 01/31/30 (a)(c)	661,000	677,829
8.88%, 08/15/31 (a)(c)(e)	577,000	520,123
New Fortress Energy, Inc.
6.50%, 09/30/26 (a)(c)(e)	587,000	205,955
NFE Financing LLC
12.00%, 11/15/29 (a)(c)	2,762,000	1,017,369
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
25

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (a)(c)	906,000	924,933
8.38%, 02/15/32 (a)(c)	1,241,000	1,263,108
Nine Energy Service, Inc.
13.00%, 02/01/28 (a)	348,000	168,780
Noble Finance II LLC
8.00%, 04/15/30 (a)(c)	1,275,000	1,321,186
Northern Oil & Gas, Inc.
8.13%, 03/01/28 (a)(c)	624,000	629,118
8.75%, 06/15/31 (a)(c)	600,000	617,149
Northriver Midstream Finance LP
6.75%, 07/15/32 (a)(c)	540,000	555,711
NOVA Chemicals Corp.
4.25%, 05/15/29 (a)(c)(e)	663,000	637,029
NuStar Logistics LP
5.63%, 04/28/27 (a)	673,000	677,018
6.38%, 10/01/30 (a)	625,000	647,514
Oceaneering International, Inc.
6.00%, 02/01/28 (a)	255,000	257,800
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (a)	778,000	764,874
9.88%, 03/15/30 (a)(c)	777,000	802,839
7.88%, 09/15/30 (a)(c)	796,000	771,320
Permian Resources Operating LLC
8.00%, 04/15/27 (a)(c)	599,000	610,584
5.88%, 07/01/29 (a)(c)	777,000	777,720
9.88%, 07/15/31 (a)(c)	750,000	816,574
7.00%, 01/15/32 (a)(c)	873,000	905,681
6.25%, 02/01/33 (a)(c)	861,000	877,595
Prairie Acquiror LP
9.00%, 08/01/29 (a)(c)	478,000	498,757
Precision Drilling Corp.
6.88%, 01/15/29 (a)(c)	345,000	348,169
Range Resources Corp.
8.25%, 01/15/29 (a)	335,000	344,006
4.75%, 02/15/30 (a)(c)	736,000	718,447
Rockies Express Pipeline LLC
4.95%, 07/15/29 (a)(c)	623,000	613,404
4.80%, 05/15/30 (a)(c)	530,000	516,403
6.75%, 03/15/33 (a)(c)	462,000	483,172
6.88%, 04/15/40 (c)	636,000	640,769
Saturn Oil & Gas, Inc.
9.63%, 06/15/29 (a)(c)	498,000	508,809
Seadrill Finance Ltd.
8.38%, 08/01/30 (a)(c)	880,000	914,622
SM Energy Co.
6.75%, 09/15/26 (a)	624,000	623,268
6.63%, 01/15/27 (a)	755,000	756,033
6.50%, 07/15/28 (a)	328,000	331,334
6.75%, 08/01/29 (a)(c)	593,000	599,288
7.00%, 08/01/32 (a)(c)	707,000	712,547
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55 (a)(b)	670,000	700,697
7.63%, 03/01/55 (a)(b)	477,000	496,765
Star Holding LLC
8.75%, 08/01/31 (a)(c)	408,000	407,012
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.88%, 03/01/27 (a)	483,000	480,853
5.00%, 06/01/31 (a)(c)	556,000	526,421
Summit Midstream Holdings LLC
8.63%, 10/31/29 (a)(c)	1,129,000	1,126,868
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sunoco LP
7.00%, 05/01/29 (a)(c)	614,000	638,015
7.25%, 05/01/32 (a)(c)	709,000	750,479
6.25%, 07/01/33 (a)(c)	942,000	963,336
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27 (a)	791,000	792,131
5.88%, 03/15/28 (a)	982,000	988,205
7.00%, 09/15/28 (a)(c)	519,000	536,522
4.50%, 05/15/29 (a)	379,000	369,665
4.50%, 04/30/30 (a)	920,000	889,635
Superior Plus LP/Superior General Partner, Inc.
4.50%, 03/15/29 (a)(c)	598,000	575,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/27 (a)(c)	447,000	446,733
5.50%, 01/15/28 (a)(c)	1,021,000	1,019,922
7.38%, 02/15/29 (a)(c)	581,000	598,996
6.00%, 12/31/30 (a)(c)	632,000	623,040
6.00%, 09/01/31 (a)(c)	486,000	477,787
Talos Production, Inc.
9.00%, 02/01/29 (a)(c)	615,000	633,572
9.38%, 02/01/31 (a)(c)	681,000	706,217
Teine Energy Ltd.
6.88%, 04/15/29 (a)(c)	333,000	328,864
TGNR Intermediate Holdings LLC
5.50%, 10/15/29 (a)(c)	722,000	705,347
TGS ASA
8.50%, 01/15/30 (a)(c)	484,000	495,800
Tidewater, Inc.
9.13%, 07/15/30 (a)(c)	680,000	726,075
TransMontaigne Partners LLC
8.50%, 06/15/30 (a)(c)	573,000	603,158
Transocean Aquila Ltd.
8.00%, 09/30/28 (a)(c)	323,708	333,041
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)(c)	358,619	368,728
Transocean, Inc.
8.00%, 02/01/27 (a)(c)	723,000	722,313
8.25%, 05/15/29 (a)(c)	857,000	829,817
8.75%, 02/15/30 (a)(c)	678,000	718,213
7.50%, 04/15/31 (e)	370,000	328,360
8.50%, 05/15/31 (a)(c)	892,000	838,818
6.80%, 03/15/38	852,000	670,918
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27 (a)	692,000	692,580
7.13%, 03/15/29 (a)(c)	925,000	948,829
Valaris Ltd.
8.38%, 04/30/30 (a)(c)	896,000	933,449
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (a)(c)	1,320,000	1,266,297
6.25%, 01/15/30 (a)(c)	791,000	824,211
4.13%, 08/15/31 (a)(c)	1,283,000	1,205,440
3.88%, 11/01/33 (a)(c)	1,383,000	1,232,850
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)(c)	2,455,000	2,545,413
9.50%, 02/01/29 (a)(c)	2,886,000	3,174,713
7.00%, 01/15/30 (a)(c)	1,590,000	1,639,474
8.38%, 06/01/31 (a)(c)	2,423,000	2,543,673
9.88%, 02/01/32 (a)(c)	1,902,000	2,072,237
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33 (a)(c)	1,211,000	1,329,070
6.50%, 01/15/34 (a)(c)	1,500,000	1,566,888
7.75%, 05/01/35 (a)(c)	1,424,000	1,586,441
6.75%, 01/15/36 (a)(c)	2,245,000	2,357,418
See financial notes
26
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vermilion Energy, Inc.
6.88%, 05/01/30 (a)(c)	616,000	596,156
7.25%, 02/15/33 (a)(c)	302,000	284,055
Viridien
10.00%, 10/15/30 (a)(c)	434,000	434,033
Vital Energy, Inc.
7.75%, 07/31/29 (a)(c)	402,000	402,316
9.75%, 10/15/30 (a)	318,000	331,208
7.88%, 04/15/32 (a)(c)(e)	956,000	942,549
Vnom Sub, Inc.
5.38%, 11/01/27 (a)(c)	264,000	263,992
W&T Offshore, Inc.
10.75%, 02/01/29 (a)(c)	387,000	364,568
Weatherford International Ltd.
8.63%, 04/30/30 (a)(c)	1,256,000	1,288,069
Wildfire Intermediate Holdings LLC
7.50%, 10/15/29 (a)(c)	594,000	603,834
		156,826,433
Industrial Other 1.1%
Adtalem Global Education, Inc.
5.50%, 03/01/28 (a)(c)	374,000	372,737
AECOM
6.00%, 08/01/33 (a)(c)	100,000	102,135
Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.00%, 05/21/30 (a)(c)	1,229,000	1,271,281
APi Group DE, Inc.
4.13%, 07/15/29 (a)(c)	349,000	335,273
4.75%, 10/15/29 (a)(c)	536,000	529,145
Arcosa, Inc.
4.38%, 04/15/29 (a)(c)	297,000	288,593
6.88%, 08/15/32 (a)(c)	457,000	477,091
Artera Services LLC
8.50%, 02/15/31 (a)(c)	824,000	720,699
Brand Industrial Services, Inc.
10.38%, 08/01/30 (a)(c)	1,476,000	1,450,960
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/32 (a)(c)	555,000	554,200
Dycom Industries, Inc.
4.50%, 04/15/29 (a)(c)	380,000	370,979
Fluor Corp.
4.25%, 09/15/28 (a)	515,000	507,078
Global Infrastructure Solutions, Inc.
7.50%, 04/15/32 (a)(c)	518,000	539,564
Grand Canyon University
5.13%, 10/01/28 (a)	342,000	336,849
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/29 (a)(c)	440,000	423,293
Hillenbrand, Inc.
6.25%, 02/15/29 (a)	667,000	682,204
3.75%, 03/01/31 (a)(e)	464,000	426,946
Installed Building Products, Inc.
5.75%, 02/01/28 (a)(c)	288,000	288,366
KBR, Inc.
4.75%, 09/30/28 (a)(c)	195,000	188,891
Park-Ohio Industries, Inc.
8.50%, 08/01/30 (a)(c)	452,000	460,061
Pike Corp.
5.50%, 09/01/28 (a)(c)	849,000	849,879
8.63%, 01/31/31 (a)(c)	274,000	293,555
Steelcase, Inc.
5.13%, 01/18/29 (a)	495,000	493,465
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TopBuild Corp.
3.63%, 03/15/29 (a)(c)	296,000	282,915
4.13%, 02/15/32 (a)(c)	359,000	335,098
Tutor Perini Corp.
11.88%, 04/30/29 (a)(c)	516,000	579,705
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct
13.00%, 12/15/30 (a)(c)	28,671	35,158
VM Consolidated, Inc.
5.50%, 04/15/29 (a)(c)	575,000	570,359
Vortex Opco LLC
(SOFR + 6.25%) 10.54%, 04/30/30 (a)(c)(g)	32,832	32,765
Williams Scotsman, Inc.
4.63%, 08/15/28 (a)(c)	791,000	778,901
6.63%, 06/15/29 (a)(c)	305,000	312,698
6.63%, 04/15/30 (a)(c)	487,000	504,459
7.38%, 10/01/31 (a)(c)	349,000	365,265
		15,760,567
Technology 7.8%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.00%, 05/01/28 (a)(c)	441,000	430,300
9.00%, 08/01/29 (a)(c)	478,000	492,758
Ahead DB Holdings LLC
6.63%, 05/01/28 (a)(c)	407,000	408,337
Amentum Holdings, Inc.
7.25%, 08/01/32 (a)(c)	988,000	1,031,055
Amkor Technology, Inc.
6.63%, 09/15/27 (a)(c)	387,000	386,982
ams-OSRAM AG
12.25%, 03/30/29 (a)(c)	718,000	781,131
AthenaHealth Group, Inc.
6.50%, 02/15/30 (a)(c)	2,185,000	2,145,358
Block, Inc.
5.63%, 08/15/30 (a)(c)	1,250,000	1,278,533
3.50%, 06/01/31 (a)	857,000	792,237
6.50%, 05/15/32 (a)	1,891,000	1,960,502
6.00%, 08/15/33 (a)(c)	1,025,000	1,052,958
Boost Newco Borrower LLC
7.50%, 01/15/31 (a)(c)	2,195,000	2,330,131
CACI International, Inc.
6.38%, 06/15/33 (a)(c)	1,048,000	1,082,262
Capstone Borrower, Inc.
8.00%, 06/15/30 (a)(c)	678,000	710,488
Castle U.S. Holding Corp.
10.00%, 06/30/31 (a)(c)	111,000	18,126
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/29 (a)(c)	816,000	710,177
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/29 (a)(c)	839,000	709,766
Ciena Corp.
4.00%, 01/31/30 (a)(c)	512,000	486,827
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (a)(c)	1,248,000	1,204,873
4.88%, 07/01/29 (a)(c)	794,000	750,791
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)(c)	3,983,000	4,029,968
9.00%, 09/30/29 (a)(c)	3,164,000	3,301,665
8.25%, 06/30/32 (a)(c)	2,278,000	2,437,205
6.63%, 08/15/33 (a)(c)	1,000,000	1,014,678
Coherent Corp.
5.00%, 12/15/29 (a)(c)	952,000	936,306
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
27

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CommScope LLC
8.25%, 03/01/27 (a)(c)(e)	794,000	804,021
7.13%, 07/01/28 (a)(c)	552,000	554,208
4.75%, 09/01/29 (a)(c)	1,125,000	1,112,906
9.50%, 12/15/31 (a)(c)	962,000	995,494
CommScope Technologies LLC
5.00%, 03/15/27 (a)(c)	885,000	876,621
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/29 (a)(c)	660,000	632,101
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (a)(c)	537,000	539,572
CoreLogic, Inc.
4.50%, 05/01/28 (a)(c)	510,000	489,723
CoreWeave, Inc.
9.25%, 06/01/30 (a)(c)	2,054,000	2,063,531
9.00%, 02/01/31 (a)(c)	1,808,000	1,792,174
CPI CG, Inc.
10.00%, 07/15/29 (a)(c)	393,000	411,705
Crane NXT Co.
4.20%, 03/15/48 (a)	511,000	310,537
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	494,000	465,966
Diebold Nixdorf, Inc.
7.75%, 03/31/30 (a)(c)	994,000	1,054,120
Dye & Durham Ltd.
8.63%, 04/15/29 (a)(c)	552,000	577,368
Elastic NV
4.13%, 07/15/29 (a)(c)	671,000	646,410
Ellucian Holdings, Inc.
6.50%, 12/01/29 (a)(c)	759,000	774,018
Entegris, Inc.
4.38%, 04/15/28 (a)(c)	663,000	645,272
4.75%, 04/15/29 (a)(c)	1,388,000	1,369,223
3.63%, 05/01/29 (a)(c)	477,000	450,115
5.95%, 06/15/30 (a)(c)	889,000	901,186
Fair Isaac Corp.
4.00%, 06/15/28 (a)(c)	1,090,000	1,062,779
6.00%, 05/15/33 (a)(c)	1,225,000	1,244,500
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (a)(c)	804,000	846,595
Gen Digital, Inc.
6.75%, 09/30/27 (a)(c)	488,000	497,072
7.13%, 09/30/30 (a)(c)	806,000	834,978
6.25%, 04/01/33 (a)(c)	1,090,000	1,123,574
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/27 (a)(c)	774,000	771,601
3.50%, 03/01/29 (a)(c)	663,000	628,664
GoTo Group, Inc.
5.50%, 05/01/28 (a)(c)	686,600	481,344
HealthEquity, Inc.
4.50%, 10/01/29 (a)(c)	698,000	675,621
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28 (a)(c)	481,000	455,267
8.75%, 05/01/29 (a)(c)	617,000	633,733
Imola Merger Corp.
4.75%, 05/15/29 (a)(c)	1,697,000	1,655,499
Insight Enterprises, Inc.
6.63%, 05/15/32 (a)(c)	594,000	612,081
ION Trading Technologies SARL
5.75%, 05/15/28 (a)(c)	570,000	553,365
9.50%, 05/30/29 (a)(c)	1,015,000	1,062,312
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (a)(c)	764,000	735,084
Iron Mountain, Inc.
4.88%, 09/15/27 (a)(c)	1,277,000	1,269,642
5.25%, 03/15/28 (a)(c)	871,000	869,481
5.00%, 07/15/28 (a)(c)	857,000	851,137
7.00%, 02/15/29 (a)(c)	517,000	532,874
4.88%, 09/15/29 (a)(c)	745,000	732,763
5.25%, 07/15/30 (a)(c)	1,414,000	1,400,238
4.50%, 02/15/31 (a)(c)	1,279,000	1,217,557
5.63%, 07/15/32 (a)(c)	551,000	547,209
6.25%, 01/15/33 (a)(c)	1,268,000	1,298,326
Kioxia Holdings Corp.
6.25%, 07/24/30 (a)(c)	660,000	661,098
6.63%, 07/24/33 (a)(c)	1,110,000	1,104,633
McAfee Corp.
7.38%, 02/15/30 (a)(c)	1,873,000	1,731,824
Mobius Merger Sub, Inc.
9.00%, 06/01/30 (a)(c)	579,000	512,126
NCR Atleos Corp.
9.50%, 04/01/29 (a)(c)	1,215,000	1,318,229
NCR Voyix Corp.
5.00%, 10/01/28 (a)(c)	745,000	735,157
5.13%, 04/15/29 (a)(c)	786,000	776,897
Neptune Bidco U.S., Inc.
9.29%, 04/15/29 (a)(c)	2,185,000	2,174,359
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28 (a)(c)	313,000	207,363
6.00%, 02/15/29 (a)(c)	273,000	169,601
ON Semiconductor Corp.
3.88%, 09/01/28 (a)(c)	565,000	549,551
Open Text Corp.
3.88%, 02/15/28 (a)(c)	849,000	825,839
3.88%, 12/01/29 (a)(c)	617,000	582,083
Open Text Holdings, Inc.
4.13%, 02/15/30 (a)(c)	1,086,000	1,026,107
4.13%, 12/01/31 (a)(c)	734,000	675,984
Pagaya U.S. Holdings Co. LLC
8.88%, 08/01/30 (a)(c)	568,000	570,881
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.00%, 06/15/29 (a)(c)	500,000	465,910
Pitney Bowes, Inc.
6.88%, 03/15/27 (a)(c)	978,000	982,060
PTC, Inc.
4.00%, 02/15/28 (a)(c)	637,000	624,868
Rackspace Finance LLC
3.50%, 05/15/28 (a)(c)	413,000	199,864
RingCentral, Inc.
8.50%, 08/15/30 (a)(c)	545,000	582,087
Rocket Software, Inc.
9.00%, 11/28/28 (a)(c)	666,000	686,296
6.50%, 02/15/29 (a)(c)	498,000	479,575
Sabre GLBL, Inc.
8.63%, 06/01/27 (a)(c)	347,000	351,466
10.75%, 11/15/29 (a)(c)	917,000	889,941
11.13%, 07/15/30 (a)(c)	1,316,000	1,291,457
Science Applications International Corp.
4.88%, 04/01/28 (a)(c)	481,000	476,008
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/29 (a)	594,000	565,304
8.25%, 12/15/29 (a)	548,000	583,453
5.88%, 07/15/30 (a)(c)	531,000	538,700
8.50%, 07/15/31 (a)(c)	358,000	380,800
See financial notes
28
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
9.63%, 12/01/32 (a)(c)	502,000	570,406
5.75%, 12/01/34 (a)	719,000	700,011
Sensata Technologies BV
4.00%, 04/15/29 (a)(c)	671,000	643,332
5.88%, 09/01/30 (a)(c)	502,000	506,807
Sensata Technologies, Inc.
4.38%, 02/15/30 (a)(c)	676,000	651,407
3.75%, 02/15/31 (a)(c)	655,000	602,561
6.63%, 07/15/32 (a)(c)	644,000	665,713
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/32 (a)(c)	1,502,000	1,558,310
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)(c)	1,653,000	1,654,678
6.50%, 06/01/32 (a)(c)	776,000	805,838
Synaptics, Inc.
4.00%, 06/15/29 (a)(c)	422,000	403,210
TTM Technologies, Inc.
4.00%, 03/01/29 (a)(c)	629,000	602,348
Twilio, Inc.
3.63%, 03/15/29 (a)	551,000	526,466
3.88%, 03/15/31 (a)	534,000	499,285
UKG, Inc.
6.88%, 02/01/31 (a)(c)	2,235,000	2,312,622
Unisys Corp.
10.63%, 01/15/31 (a)(c)	814,000	849,540
Viavi Solutions, Inc.
3.75%, 10/01/29 (a)(c)	366,000	342,380
Virtusa Corp.
7.13%, 12/15/28 (a)(c)	372,000	363,396
WEX, Inc.
6.50%, 03/15/33 (a)(c)	646,000	661,442
Xerox Corp.
10.25%, 10/15/30 (a)(c)	474,000	492,417
13.50%, 04/15/31 (a)(c)	536,000	538,353
4.80%, 03/01/35	256,000	122,898
Xerox Holdings Corp.
5.50%, 08/15/28 (a)(c)	847,000	551,721
8.88%, 11/30/29 (a)(c)(e)	650,000	398,328
Zebra Technologies Corp.
6.50%, 06/01/32 (a)(c)	381,000	391,534
Ziff Davis, Inc.
4.63%, 10/15/30 (a)(c)	599,000	565,252
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/29 (a)(c)	721,000	677,574
		111,920,331
Transportation 1.9%
Allegiant Travel Co.
7.25%, 08/15/27 (a)(c)	544,000	553,790
American Airlines, Inc.
7.25%, 02/15/28 (a)(c)(e)	618,000	634,415
8.50%, 05/15/29 (a)(c)	1,397,000	1,464,854
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.75%, 04/20/29 (c)	2,576,000	2,591,827
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/27 (a)(c)	1,128,000	1,123,567
4.75%, 04/01/28 (a)(c)	366,000	354,881
5.38%, 03/01/29 (a)(c)(e)	605,000	587,454
8.25%, 01/15/30 (a)(c)(e)	617,000	639,240
8.00%, 02/15/31 (a)(c)(e)	466,000	481,231
8.38%, 06/15/32 (a)(c)	545,000	569,227
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Beacon Mobility Corp.
7.25%, 08/01/30 (a)(c)	627,000	650,335
Brightline East LLC
11.00%, 01/31/30 (a)(c)(e)	1,074,000	618,084
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)(c)(e)	422,000	391,304
Clue Opco LLC
9.50%, 10/15/31 (a)(c)(e)	687,000	731,999
Danaos Corp.
8.50%, 03/01/28 (a)(c)(e)	549,000	559,564
Dcli Bidco LLC
7.75%, 11/15/29 (a)(c)	408,000	418,416
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/29 (a)(c)	573,000	544,075
Genesee & Wyoming, Inc.
6.25%, 04/15/32 (a)(c)	685,000	697,365
Hertz Corp.
4.63%, 12/01/26 (a)(c)(e)	542,000	502,904
12.63%, 07/15/29 (a)(c)	1,282,000	1,333,285
5.00%, 12/01/29 (a)(c)(e)	1,037,000	747,695
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/31 (a)(c)	2,079,000	2,067,491
OneSky Flight LLC
8.88%, 12/15/29 (a)(c)	549,000	577,319
Railworks Holdings LP/Railworks Rally, Inc.
8.25%, 11/15/28 (a)(c)	374,000	382,654
Rand Parent LLC
8.50%, 02/15/30 (a)(c)	781,000	810,089
RXO, Inc.
7.50%, 11/15/27 (a)(c)	374,000	381,568
Star Leasing Co. LLC
7.63%, 02/15/30 (a)(c)	663,000	656,375
Stena International SA
7.25%, 01/15/31 (a)(c)	1,112,000	1,135,157
Stonepeak Nile Parent LLC
7.25%, 03/15/32 (a)(c)	512,000	537,849
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/27 (a)(c)(e)	441,000	446,066
9.50%, 06/01/28 (a)(c)	459,000	477,679
6.38%, 02/01/30 (a)(c)(e)	1,083,000	1,043,520
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/32 (a)(c)	609,000	637,210
XPO CNW, Inc.
6.70%, 05/01/34	369,000	386,293
XPO, Inc.
7.13%, 06/01/31 (a)(c)	534,000	556,234
7.13%, 02/01/32 (a)(c)	819,000	859,586
		27,150,602
		1,183,558,334

Utility 3.3%
Electric 3.3%
AES Corp.
7.60%, 01/15/55 (a)(b)	900,000	927,023
6.95%, 07/15/55 (a)(b)	500,000	484,992
Algonquin Power & Utilities Corp.
4.75%, 01/18/82 (a)(b)	640,000	622,946
Alpha Generation LLC
6.75%, 10/15/32 (a)(c)	1,140,000	1,176,162
Atlantica Sustainable Infrastructure Ltd.
4.13%, 06/15/28 (a)(c)	524,000	508,761
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
29

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/32 (a)(c)	682,000	692,147
Calpine Corp.
4.50%, 02/15/28 (a)(c)	1,072,000	1,062,391
5.13%, 03/15/28 (a)(c)	1,089,000	1,088,882
4.63%, 02/01/29 (a)(c)	764,000	755,378
5.00%, 02/01/31 (a)(c)	900,000	893,218
3.75%, 03/01/31 (a)(c)	1,575,000	1,497,469
Clearway Energy Operating LLC
4.75%, 03/15/28 (a)(c)	787,000	778,723
3.75%, 02/15/31 (a)(c)	890,000	819,184
3.75%, 01/15/32 (a)(c)	400,000	360,339
ContourGlobal Power Holdings SA
6.75%, 02/28/30 (a)(c)	300,000	310,125
DPL, Inc.
4.35%, 04/15/29 (a)	605,000	599,189
Edison International
8.13%, 06/15/53 (a)(b)(e)	626,000	627,788
7.88%, 06/15/54 (a)(b)(e)	376,000	372,640
Electricite de France SA
9.13%, (a)(b)(c)(d)	992,000	1,145,777
EUSHI Finance, Inc.
7.63%, 12/15/54 (a)(b)	544,000	569,731
Leeward Renewable Energy Operations LLC
4.25%, 07/01/29 (a)(c)	661,000	623,631
Lightning Power LLC
7.25%, 08/15/32 (a)(c)	1,514,000	1,607,076
Long Ridge Energy LLC
8.75%, 02/15/32 (a)(c)	600,000	621,931
NOVA Chemicals Corp.
5.25%, 06/01/27 (a)(c)	817,000	819,573
8.50%, 11/15/28 (a)(c)	400,000	419,516
9.00%, 02/15/30 (a)(c)	682,000	733,406
7.00%, 12/01/31 (a)(c)	485,000	510,544
NRG Energy, Inc.
5.75%, 01/15/28 (a)	755,000	757,864
3.38%, 02/15/29 (a)(c)	565,000	535,700
5.25%, 06/15/29 (a)(c)	658,000	656,466
5.75%, 07/15/29 (a)(c)	1,092,000	1,097,036
3.63%, 02/15/31 (a)(c)	877,000	809,502
3.88%, 02/15/32 (a)(c)	561,000	515,634
6.00%, 02/01/33 (a)(c)	949,000	962,369
6.25%, 11/01/34 (a)(c)	822,000	843,267
PacifiCorp
7.38%, 09/15/55 (a)(b)	900,000	936,145
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/28 (a)(c)	503,000	490,540
PG&E Corp.
5.00%, 07/01/28 (a)	498,000	492,640
5.25%, 07/01/30 (a)	1,295,000	1,262,876
7.38%, 03/15/55 (a)(b)	1,593,000	1,584,851
Talen Energy Supply LLC
8.63%, 06/01/30 (a)(c)	1,224,000	1,307,886
TerraForm Power Operating LLC
5.00%, 01/31/28 (a)(c)	807,000	800,635
4.75%, 01/15/30 (a)(c)	772,000	745,407
Topaz Solar Farms LLC
5.75%, 09/30/39 (c)	604,912	610,891
TransAlta Corp.
7.75%, 11/15/29 (a)	505,000	525,366
6.50%, 03/15/40	406,000	399,772
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vistra Operations Co. LLC
5.50%, 09/01/26 (a)(c)	1,062,000	1,061,112
5.63%, 02/15/27 (a)(c)	1,356,000	1,357,397
5.00%, 07/31/27 (a)(c)	923,000	921,085
4.38%, 05/01/29 (a)(c)	1,448,000	1,416,191
7.75%, 10/15/31 (a)(c)	977,000	1,038,654
6.88%, 04/15/32 (a)(c)	1,266,000	1,329,467
XPLR Infrastructure Operating Partners LP
3.88%, 10/15/26 (a)(c)	805,000	789,309
4.50%, 09/15/27 (a)(c)	466,000	457,355
7.25%, 01/15/29 (a)(c)	604,000	617,306
8.38%, 01/15/31 (a)(c)(e)	778,000	814,125
8.63%, 03/15/33 (a)(c)	877,000	925,496
		46,690,886
Total Corporates (Cost $1,384,180,691)		1,400,661,623

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 3.9% OF NET ASSETS

Money Market Funds 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (h)	22,074,691	22,074,691
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.23% (h)(i)	34,193,565	34,193,565
		56,268,256
Total Short-Term Investments (Cost $56,268,256)		56,268,256
Total Investments in Securities (Cost $1,440,448,947)		1,456,929,879

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,153,869,081 or 80.7% of net assets.

(d)	Perpetual security. Maturity date represents the next call date.
(e)	All or a portion of this security is on loan. Securities on loan were valued at $32,171,617.
(f)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(g)	Variable rate security; rate shown is effective rate at period end.
(h)	The rate shown is the annualized 7-day yield.
(i)	Security purchased with cash collateral received for securities on loan.

DAC —	Designated Activity Company
REIT —	Real Estate Investment Trust
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
See financial notes
30
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Portfolio Holdings  as of August 31, 2025 (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2025 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,400,661,623	$—	$1,400,661,623
Short-Term Investments[1]	56,268,256	—	—	56,268,256
Total	$56,268,256	$1,400,661,623	$—	$1,456,929,879

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
31

Schwab High Yield Bond ETF
Statement of Assets and Liabilities

As of August 31, 2025
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,440,448,947) including securities on loan of $32,171,617		$1,456,929,879
Receivables:
Interest		23,838,868
Investments sold		9,627,992
Income from securities on loan		71,467
Dividends		35,524
Foreign tax reclaims	+	8,078
Total assets		1,490,511,808

Liabilities
Collateral held for securities on loan		34,193,565
Payables:
Investments bought		26,928,545
Management fees	+	34,517
Total liabilities		61,156,627
Net assets		$1,429,355,181

Net Assets by Source
Capital received from investors		$1,405,892,596
Total distributable earnings	+	23,462,585
Net assets		$1,429,355,181

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,429,355,181		53,700,000		$26.62

See financial notes
32
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab High Yield Bond ETF
Statement of Operations

For the period September 1, 2024 through August 31, 2025
Investment Income
Interest received from securities - unaffiliated issuers		$64,994,764
Dividends received from securities - unaffiliated issuers		280,988
Securities on loan, net	+	259,050
Total investment income		65,534,802

Expenses
Management fees		265,692
Total expenses	–	265,692
Net investment income		65,269,110

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(266,595)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	101,808
Net realized losses		(164,787)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	7,825,822
Net realized and unrealized gains		7,661,035
Increase in net assets resulting from operations		$72,930,145
See financial notes
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
33

Schwab High Yield Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	9/1/24-8/31/25		9/1/23-8/31/24
Net investment income		$65,269,110	$10,405,855
Net realized losses		(164,787)	(275,010)
Net change in unrealized appreciation (depreciation)	+	7,825,822	8,472,624
Increase in net assets resulting from operations		$72,930,145	$18,603,469

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($60,212,470 )	($8,386,290 )

TRANSACTIONS IN FUND SHARES[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		38,400,000	$1,010,849,359	14,800,000	$383,013,406
Shares redeemed	+	(1,300,000)	(33,360,191)	—	—
Net transactions in fund shares		37,100,000	$977,489,168	14,800,000	$383,013,406

SHARES OUTSTANDING AND NET ASSETS[1]
	9/1/24-8/31/25			9/1/23-8/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		16,600,000	$439,148,338	1,800,000	$45,917,753
Total increase	+	37,100,000	990,206,843	14,800,000	393,230,585
End of period		53,700,000	$1,429,355,181	16,600,000	$439,148,338

[1]
For the period ended August 31, 2025, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024. The retroactive adjustment of the share split does not change the transaction in fund shares values (see financial note 9 for additional information).

See financial notes
34
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab Mortgage-Backed Securities ETF	Schwab U.S. TIPS ETF
Schwab High Yield Bond ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab 1000 Index®ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company ETF
Schwab Municipal Bond ETF	Schwab Fundamental International Equity ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab International Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab International Small-Cap Equity ETF	Schwab Ariel Opportunities ETF
Schwab Emerging Markets Equity ETF	Schwab Crypto Thematic ETF
Schwab U.S. REIT ETF	Schwab Core Bond ETF
Schwab Ultra-Short Income ETF	Schwab Government Money Market ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash.  As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units.  Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
The Schwab Mortgage-Backed Securities ETF commenced operations on November 19, 2024.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab High Yield Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of U.S. dollar denominated below investment grade corporate debt. To pursue its goal, the fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index.
The Schwab Mortgage-Backed Securities ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of investment-grade mortgage-backed securities issued and/or guaranteed by U.S. government agencies. To pursue its goal, the fund generally invests in securities that are included in the Bloomberg US MBS Float Adjusted Total Return Index.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
35

Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
The funds may invest in mutual funds and exchange-traded funds (ETFs) which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the
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Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
TBA Commitments: The Schwab Mortgage-Backed Securities ETF may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: Under Financial Industry Regulatory Authority Rule 4210, broker-dealers are required to collect margin from most customers, such as funds, for the majority of covered agency transactions, including TBAs. The Schwab Mortgage-Backed Securities ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed in the Statement of Assets and Liabilities.
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in each fund’s Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
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Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2025, the Schwab High Yield Bond ETF had securities on loan, all of which were classified as corporate bonds. The value of securities on loan and the related collateral as of August 31, 2025, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Debt securities may be placed on non-accrual status and set to accrue at a rate of interest less than the contractual coupon or have the interest receivable written off when the collection of all or a portion of interest has become doubtful. Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the NAVs of the underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis.  In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group of the Federal Reserve Bank of New York recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges, if any, are included in net realized gains (losses) on sales of securities — unaffiliated securities in each fund’s Statement of Operations.
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Schwab Fixed-Income ETFs
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended.  Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB MORTGAGE-BACKED SECURITIES ETF	SCHWAB HIGH YIELD BOND ETF
0.03%	0.03%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
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Schwab Fixed-Income ETFs
Financial Notes (continued)

 4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds  from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2025, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES/MATURITIES OF SECURITIES
Schwab Mortgage-Backed Securities ETF	$778,353,401	$522,908,586
Schwab High Yield Bond ETF	213,244,094	215,023,934

7. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges for the Schwab High Yield Bond ETF are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. For the Schwab Mortgage-Backed Securities ETF, variable charges are recorded in the Transactions In Fund Shares section in Other Capital in the Statement of Changes in Net Assets and in Per-Share Data in Other Capital in the Financial Highlights. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
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Schwab Fixed-Income ETFs
Financial Notes (continued)

7. In-Kind Transactions: (continued):
The in-kind transactions for the period ended August 31, 2025, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Mortgage-Backed Securities ETF	$5,050,429,110	$—
Schwab High Yield Bond ETF	990,419,997	32,739,542
For the period ended August 31, 2025, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset value per share. The net realized gains or losses on sales of in-kind redemptions for the period ended August 31, 2025, if any, are disclosed in the funds’ Statement of Operations.

8. Federal Income Taxes:
As of August 31, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Mortgage-Backed Securities ETF	$5,401,401,326	$96,967,593	($6,001 )	$96,961,592
Schwab High Yield Bond ETF	1,440,448,947	26,595,742	(10,114,810)	16,480,932
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of August 31, 2025, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Mortgage-Backed Securities ETF	$22,085,139	$96,961,592	($1,876,777 )	$117,169,954
Schwab High Yield Bond ETF	7,589,776	16,480,932	(608,123)	23,462,585
Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to the differing treatment of paydown gains and losses.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab Mortgage-Backed Securities ETF	$1,876,777
Schwab High Yield Bond ETF	608,123
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME
Schwab Mortgage-Backed Securities ETF	$75,728,580	$—
Schwab High Yield Bond ETF	60,212,470	8,386,290
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Schwab Fixed-Income ETFs
Financial Notes (continued)

8. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of August 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended August 31, 2025, the funds did not incur any interest or penalties.

9. Share Splits:
On September 25, 2024, the Board authorized a 2-for-1 share split for Schwab High Yield Bond ETF, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024, and paid after the close of U.S. markets on October 10, 2024. Shares began trading at their post-split price on October 11, 2024. The share split did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the Schwab High Yield Bond ETF have been retroactively adjusted to reflect the above share splits in the current and prior periods presented.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Fixed-Income ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab Mortgage-Backed Securities ETF and Schwab High Yield Bond ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Mortgage-Backed Securities ETF and Schwab High Yield Bond ETF (the “Funds”), two of the funds constituting Schwab Strategic Trust, as of August 31, 2025; the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the period from November 19, 2024 (commencement of operations) through August 31, 2025, for Schwab Mortgage-Backed Securities ETF; the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from July 11, 2023 (commencement of operations) through August 31, 2023, for Schwab High Yield Bond ETF; and the related notes (collectively referred to as the “financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Schwab Mortgage-Backed Securities ETF as of August 31, 2025, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the period from November 19, 2024 (commencement of operations) through August 31, 2025, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Schwab High Yield Bond ETF as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from July 11, 2023 (commencement of operations) through August 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
October 22, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
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Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
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Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
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Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab High Yield Bond ETF and Schwab Mortgage-Backed Securities ETF (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s limited investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall
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Schwab Fixed-Income ETFs
financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered that the Schwab Mortgage-Backed Securities ETF commenced investment operations on November 19, 2024, and therefore had less than one year of performance history available. The Board considered the limited performance of the Schwab High Yield Bond ETF in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Fund had closely tracked its index in 2024, with the Fund performing in its expected performance range. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Schwab High Yield Bond ETF supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of each Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated each Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking U.S. dollar denominated below investment grade corporate debt indexes for the Schwab High Yield Bond ETF and tracking investment-grade mortgage-backed securities issued and/or guaranteed by U.S. government agencies for the Schwab Mortgage-Backed Securities ETF. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. Noting that the Schwab Mortgage-Backed Securities ETF had a limited operating history, the Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
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Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements

Schwab Fixed-Income ETFs
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Fixed-Income ETFs | Annual Holdings and Financial Statements
49

MFR121806-02
00317398

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab U.S. Equity ETFs, Schwab International Equity ETFs and Schwab Fixed-Income ETFs

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 22, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	October 22, 2025